As filed with the Securities and Exchange Commission on July 2, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Rhonda A. Mills, Esq. 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:     October 31

Date of reporting period:   November 1, 2019 – April 30, 2020

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the funds intend to no longer mail paper copies of the funds’ shareholder reports, unless you specifically request paper copies of the reports from a fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with a fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where a fund is held through that intermediary. If you are a direct shareholder with a fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2020

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2020.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November 2019 with equity and credit markets strong following three consecutive rate cuts by the Federal Reserve (“Fed”) in the preceding months. The S&P 500®, NASDAQ and Dow Jones Industrial Average all closed the calendar year near their highest levels ever. As 2020 began, investors had reason for optimism based on continued economic growth, benign inflation, lower interest rates, solid credit fundamentals and rising corporate earnings growth. Uncertainties surrounded mostly U.S./China trade relations, and when a Phase I trade agreement was signed in mid-January, equity markets continued to move towards record highs, and by mid-February stocks had reached record highs, even as reports of the COVID-19 and its spread within China were making their way into daily news reports.

By early March, the presence of COVID-19 was being reported globally, and as cases and fatalities quickly grew exponentially in the U.S., the Fed cut rates by 0.50%, serving as evidence to many investors of the economic risk being created by the pandemic. By mid-March, most companies had sent workers home indefinitely, schools, sporting events and local businesses had closed, and states issued stay-at-home orders, while the Fed once again cut rates, this time to a Fed Funds target of 0 - 0.25%. Economic forecasts dropped as a full-fledged recession of immense proportions was now apparent. By March 23, the S&P 500® had experienced its fastest 35% decline ever off of its February 19 record high, credit spreads had close to tripled and the 10-year U.S. Treasury yield had fallen below 1% for the first time in history. By the end of March, it was evident COVID-19 would be taking a tragic toll on human life and delivering a historic shock to the economy.

On March 27, Congress passed the CARES Act, providing more than $2 trillion in fiscal assistance to the economy. The Fed also dramatically expanded its balance sheet through additional trillions in open market purchases, and despite the first negative U.S. gross domestic product report in six years, the equity and credit markets rebounded strongly during the month of April, as daily COVID-19 case trends appeared to have peaked and guidelines for business re-openings were introduced, even as the nation braced for some of the worst economic reports since the 1930s.

Although the period ended with markets having recovered from their worst levels, uncertainties remain prevalent throughout the U.S. and global economy. While there is some belief that the worst of the pandemic may be over, this is yet to be proven out COVID-19 has proven to be a true black swan of historic magnitude, and market volatility is likely to continue in the months ahead.

For the six-month period ended April 30, 2020, the S&P 500® returned -3.16%, while the MSCI EAFE Index, representing international developed market equities, returned -14.00%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 4.86%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns, as recent months have shown, have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involved risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2019, and held for the entire six-month period until April 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$981.70	$2.41	$1,022.40	$2.46	0.49%
Class C	1,000.00	977.40	6.24	1,018.50	6.37	1.27
Class I	1,000.00	981.90	1.33	1,023.50	1.36	0.27
Class R	1,000.00	979.20	4.08	1,020.70	4.17	0.83

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	898.40	2.60	1,022.10	2.77	0.55
Class C	1,000.00	894.30	6.26	1,018.20	6.67	1.33
Class I	1,000.00	899.30	1.28	1,023.50	1.36	0.27
Class R	1,000.00	897.00	3.77	1,020.90	4.02	0.80

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	935.40	2.45	1,022.30	2.56	0.51
Class C	1,000.00	931.20	6.24	1,018.40	6.52	1.30
Class I	1,000.00	936.90	1.25	1,023.60	1.31	0.26
Class R	1,000.00	933.90	3.94	1,020.80	4.12	0.82

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	960.60	2.44	1,022.40	2.51	0.50
Class C	1,000.00	956.70	6.23	1,018.50	6.42	1.28
Class I	1,000.00	961.10	1.27	1,023.60	1.31	0.26
Class R	1,000.00	960.00	3.61	1,021.20	3.72	0.74

Transamerica Funds	Semi-Annual Report 2020

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica Asset Allocation Intermediate Horizon
Class R	$1,000.00	$970.50	$2.94	$1,021.90	$3.02	0.60%
Class R4	1,000.00	971.90	1.72	1,023.10	1.76	0.35

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	929.70	2.88	1,021.90	3.02	0.60
Class R4	1,000.00	931.00	1.68	1,023.10	1.76	0.35

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	1,000.50	2.98	1,021.90	3.02	0.60
Class R4	1,000.00	1,001.80	1.74	1,023.10	1.76	0.35

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition

At April 30, 2020

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	56.3%
U.S. Equity Funds	19.6
International Equity Funds	13.9
International Fixed Income Funds	7.0
U.S. Mixed Allocation Fund	1.7
U.S. Alternative Fund	1.5
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.1%
International Equity Funds	38.6
U.S. Mixed Allocation Fund	4.3
U.S. Alternative Fund	2.1
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	39.3%
International Equity Funds	28.3
U.S. Fixed Income Funds	24.3
U.S. Mixed Allocation Fund	3.3
International Fixed Income Funds	3.3
U.S. Alternative Fund	1.6
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	43.4%
U.S. Equity Funds	27.5
International Equity Funds	20.1
International Fixed Income Funds	5.1
U.S. Mixed Allocation Fund	2.5
U.S. Alternative Fund	1.5
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	48.5%
U.S. Equity Funds	40.1
International Equity Fund	11.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	68.9%
International Equity Fund	21.7
U.S. Fixed Income Funds	9.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.4%
U.S. Equity Funds	8.4
International Equity Fund	2.0
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	$ 4,598

International Equity Funds - 13.9%
Transamerica Emerging Markets Equity (C)	1,399,403	12,216,790
Transamerica Emerging Markets Opportunities (B) (C)	1,686,053	13,539,009
Transamerica International Equity (C)	1,899,433	27,579,769
Transamerica International Growth (C)	3,416,949	22,312,680
Transamerica International Small Cap Value (C)	618,789	6,522,040
Transamerica International Stock (C)	1,476,318	11,943,413

		94,113,701

International Fixed Income Funds - 7.0%
Transamerica Emerging Markets Debt (C)	2,176,159	19,977,141
Transamerica Inflation Opportunities (C)	2,637,988	27,435,078

		47,412,219

U.S. Alternative Fund - 1.5%
Transamerica Event Driven (C)	962,245	10,045,833

U.S. Equity Funds - 19.6%
Transamerica Capital Growth (C)	2,110,938	28,708,762
Transamerica Dividend Focused (C)	3,719,397	24,845,569
Transamerica Large Cap Value (C)	2,160,961	18,541,043
Transamerica Mid Cap Growth (C)	750,720	7,469,662
Transamerica Mid Cap Value (C)	459,936	4,433,783

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (C)	225,823	$ 2,050,476
Transamerica Small Cap Core (C)	250,920	1,901,975
Transamerica Small Cap Growth (C)	554,499	3,299,270
Transamerica Small Cap Value (C)	505,792	3,540,542
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	1,529	1,073
Transamerica US Growth (C)	1,688,727	37,219,539

		132,011,694

U.S. Fixed Income Funds - 56.3%
Transamerica Bond (C)	1,416,095	13,084,720
Transamerica Core Bond (C)	8,977,982	93,909,691
Transamerica Intermediate Bond (C)	6,100,251	65,211,679
Transamerica Short-Term Bond (C)	5,721,603	56,071,711
Transamerica Total Return (C)	14,077,274	150,908,375

		379,186,176

U.S. Mixed Allocation Fund - 1.7%
Transamerica MLP & Energy Income (C)	2,374,589	11,374,283

Total Investment Companies (Cost $665,237,092)		674,148,504

Total Investments (Cost $665,237,092)		674,148,504
Net Other Assets (Liabilities) - (0.0)%		(249,338)

Net Assets - 100.0%		$ 673,899,166

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$674,142,833	$—	$—	$674,142,833

Total	$674,142,833	$—	$—	$674,142,833

Investment Companies Measured at Net Asset Value (E)				5,671

Total Investments				$674,148,504

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(D)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$4,598	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	1,073	0.0	(A)

Total			$29,075	$5,671	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	$ 3,000

International Equity Funds - 38.6%
Transamerica Emerging Markets Equity (C)	5,460,007	47,665,863
Transamerica Emerging Markets Opportunities (B) (C)	6,679,712	53,638,091
Transamerica Global Real Estate Securities (C)	255,083	2,966,611
Transamerica International Equity (C)	8,273,449	120,130,482
Transamerica International Growth (C)	13,806,554	90,156,795
Transamerica International Small Cap Value (C)	3,031,801	31,955,185
Transamerica International Stock (C)	1,128,464	9,129,275

		355,642,302

U.S. Alternative Fund - 2.1%
Transamerica Event Driven (C)	1,848,622	19,299,611

U.S. Equity Funds - 55.1%
Transamerica Capital Growth (C)	8,170,059	111,112,802
Transamerica Dividend Focused (C)	14,343,695	95,815,882
Transamerica Large Cap Value (C)	8,401,585	72,085,599

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (C)	1,132,268	$ 11,266,071
Transamerica Mid Cap Value (C)	3,392,039	32,699,258
Transamerica Mid Cap Value Opportunities (C)	1,479,300	13,432,047
Transamerica Small Cap Core (C)	193,932	1,470,003
Transamerica Small Cap Growth (C)	1,779,068	10,585,454
Transamerica Small Cap Value (C)	2,123,815	14,866,708
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	5,111	3,587
Transamerica US Growth (C)	6,560,786	144,599,730

		507,937,141

U.S. Mixed Allocation Fund - 4.3%
Transamerica MLP & Energy Income (C)	8,340,308	39,950,073

Total Investment Companies (Cost $987,351,212)		922,832,127

Total Investments (Cost $987,351,212)		922,832,127
Net Other Assets (Liabilities) - (0.1)%		(662,055)

Net Assets - 100.0%		$ 922,170,072

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$922,825,540	$—	$—	$922,825,540

Total	$922,825,540	$—	$—	$922,825,540

Investment Companies Measured at Net Asset Value (E)				6,587

Total Investments				$922,832,127

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(D)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$3,000	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,587	0.0	(A)

Total			$60,105	$6,587	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	$ 20,056

International Equity Funds - 28.3%
Transamerica Emerging Markets Equity (C)	6,830,641	59,631,498
Transamerica Emerging Markets Opportunities (B) (C)	8,268,263	66,394,154
Transamerica Global Real Estate Securities (C)	656,764	7,638,164
Transamerica International Equity (C)	10,636,368	154,440,060
Transamerica International Growth (C)	16,943,246	110,639,397
Transamerica International Small Cap Value (C)	3,749,291	39,517,526
Transamerica International Stock (C)	3,593,872	29,074,425

		467,335,224

International Fixed Income Funds - 3.3%
Transamerica Emerging Markets Debt (C)	3,948,439	36,246,670
Transamerica Inflation Opportunities (C)	1,734,049	18,034,114

		54,280,784

U.S. Alternative Fund - 1.6%
Transamerica Event Driven (C)	2,489,115	25,986,363

U.S. Equity Funds - 39.3%
Transamerica Capital Growth (C)	10,321,268	140,369,249
Transamerica Dividend Focused (C)	18,125,341	121,077,276
Transamerica Large Cap Value (C)	10,608,671	91,022,398
Transamerica Mid Cap Growth (C)	1,819,870	18,107,708

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (C)	4,619,684	$ 44,533,754
Transamerica Mid Cap Value Opportunities (C)	2,138,370	19,416,395
Transamerica Small Cap Core (C)	743,151	5,633,085
Transamerica Small Cap Growth (C)	1,981,289	11,788,669
Transamerica Small Cap Value (C)	2,090,262	14,631,830
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	4,660	3,270
Transamerica US Growth (C)	8,279,088	182,471,089

		649,054,723

U.S. Fixed Income Funds - 24.3%
Transamerica Bond (C)	2,199,105	20,319,731
Transamerica Core Bond (C)	9,886,969	103,417,699
Transamerica Intermediate Bond (C)	7,024,662	75,093,637
Transamerica Short-Term Bond (C)	4,963,022	48,637,611
Transamerica Total Return (C)	14,406,003	154,432,353

		401,901,031

U.S. Mixed Allocation Fund - 3.3%
Transamerica MLP & Energy Income (C)	11,593,766	55,534,138

Total Investment Companies (Cost $1,700,667,266)		1,654,112,319

Total Investments (Cost $1,700,667,266)		1,654,112,319
Net Other Assets (Liabilities) - (0.1)%		(1,199,972)

Net Assets - 100.0%		$ 1,652,912,347

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,654,088,993	$—	$—	$1,654,088,993

Total	$1,654,088,993	$—	$—	$1,654,088,993

Investment Companies Measured at Net Asset Value (E)				23,326

Total Investments				$1,654,112,319

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(D)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$20,056	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	3,270	0.0	(A)

Total			$106,718	$23,326	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	$ 12,450

International Equity Funds - 20.1%
Transamerica Emerging Markets Equity (C)	3,351,652	29,259,923
Transamerica Emerging Markets Opportunities (B) (C)	4,120,728	33,089,445
Transamerica International Equity (C)	5,386,064	78,205,646
Transamerica International Growth (C)	8,582,757	56,045,405
Transamerica International Small Cap Value (C)	1,818,158	19,163,383
Transamerica International Stock (C)	2,876,863	23,273,818

		239,037,620

International Fixed Income Funds - 5.1%
Transamerica Emerging Markets Debt (C)	3,633,690	33,357,270
Transamerica Inflation Opportunities (C)	2,652,391	27,584,865

		60,942,135

U.S. Alternative Fund - 1.5%
Transamerica Event Driven (C)	1,738,390	18,148,792

U.S. Equity Funds - 27.5%
Transamerica Capital Growth (C)	5,143,361	69,949,713
Transamerica Dividend Focused (C)	9,016,788	60,232,144
Transamerica Large Cap Value (C)	5,266,028	45,182,521
Transamerica Mid Cap Growth (C)	1,316,161	13,095,806
Transamerica Mid Cap Value (C)	2,027,100	19,541,243
Transamerica Mid Cap Value Opportunities (C)	963,424	8,747,888

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Core (C)	407,511	$ 3,088,935
Transamerica Small Cap Growth (C)	1,248,719	7,429,879
Transamerica Small Cap Value (C)	1,281,129	8,967,904
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	2,887	2,026
Transamerica US Growth (C)	4,114,924	90,692,928

		326,930,987

U.S. Fixed Income Funds - 43.4%
Transamerica Bond (C)	3,270,309	30,217,659
Transamerica Core Bond (C)	12,334,461	129,018,458
Transamerica Intermediate Bond (C)	8,643,036	92,394,051
Transamerica Short-Term Bond (C)	6,370,269	62,428,636
Transamerica Total Return (C)	18,915,060	202,769,444

		516,828,248

U.S. Mixed Allocation Fund - 2.5%
Transamerica MLP & Energy Income (C)	6,168,153	29,545,453

Total Investment Companies (Cost $1,187,718,985)		1,191,445,685

Total Investments (Cost $1,187,718,985)		1,191,445,685
Net Other Assets (Liabilities) - (0.1)%		(1,065,121)

Net Assets - 100.0%		$ 1,190,380,564

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,191,431,209	$—	$—	$1,191,431,209

Total	$1,191,431,209	$—	$—	$1,191,431,209

Investment Companies Measured at Net Asset Value (E)				14,476

Total Investments				$1,191,445,685

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(D)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$12,450	0.0	%(A)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	2,026	0.0	(A)

Total			$66,187	$14,476	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.2%
Transamerica International Equity (A)	2,268,174	$ 33,160,703

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	556,764	556,764

U.S. Equity Funds - 40.1%
Transamerica Large Growth (A)	3,372,169	41,882,336
Transamerica Large Value Opportunities (A)	4,927,292	39,024,156
Transamerica Mid Cap Growth (A)	968,980	9,631,659
Transamerica Mid Cap Value Opportunities (A)	1,015,750	9,263,639
Transamerica Small Cap Growth (A)	1,580,567	9,404,374
Transamerica Small Cap Value (A)	1,332,220	9,338,861

		118,545,025

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 48.5%
Transamerica High Quality Bond (A)	2,326,185	$ 22,494,208
Transamerica High Yield Bond (A)	2,245,446	17,918,661
Transamerica Inflation-Protected Securities (A)	3,264,298	34,209,843
Transamerica Intermediate Bond (A)	6,432,436	68,891,392

		143,514,104

Total Investment Companies (Cost $302,671,199)		295,776,596

Total Investments (Cost $302,671,199)		295,776,596
Net Other Assets (Liabilities) - (0.0)% (B)		(144,991)

Net Assets - 100.0%		$ 295,631,605

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$295,776,596	$—	$—	$295,776,596

Total Investments	$295,776,596	$—	$—	$295,776,596

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 21.7%
Transamerica International Equity (A)	2,370,765	$ 34,660,578

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	319,854	319,854

U.S. Equity Funds - 68.9%
Transamerica Large Growth (A)	3,020,983	37,520,607
Transamerica Large Value Opportunities (A)	4,271,299	33,828,687
Transamerica Mid Cap Growth (A)	1,047,218	10,409,347
Transamerica Mid Cap Value Opportunities (A)	990,606	9,034,326
Transamerica Small Cap Growth (A)	1,721,729	10,244,289
Transamerica Small Cap Value (A)	1,295,790	9,083,485

		110,120,741

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.2%
Transamerica High Quality Bond (A)	77,761	$ 751,953
Transamerica High Yield Bond (A)	378,049	3,016,834
Transamerica Inflation-Protected Securities (A)	469,271	4,917,962
Transamerica Intermediate Bond (A)	573,304	6,140,085

		14,826,834

Total Investment Companies (Cost $172,788,420)		159,928,007

Total Investments (Cost $172,788,420)		159,928,007
Net Other Assets (Liabilities) - (0.0)% (B)		(72,843)

Net Assets - 100.0%		$ 159,855,164

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$159,928,007	$—	$—	$159,928,007

Total Investments	$159,928,007	$—	$—	$159,928,007

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.0%
Transamerica International Equity (A)	174,315	$ 2,548,478

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	250,416	250,416

U.S. Equity Funds - 8.4%
Transamerica Large Growth (A)	318,830	3,959,863
Transamerica Large Value Opportunities (A)	488,432	3,868,383
Transamerica Small Cap Core (A)	357,112	2,735,475

		10,563,721

U.S. Fixed Income Funds - 89.4%
Transamerica High Quality Bond (A)	2,167,008	20,954,964

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	1,477,384	$ 11,789,522
Transamerica Inflation-Protected Securities (A)	1,970,160	20,647,272
Transamerica Intermediate Bond (A)	5,440,231	58,264,877

		111,656,635

Total Investment Companies (Cost $123,815,739)		125,019,250

Total Investments (Cost $123,815,739)		125,019,250
Net Other Assets (Liabilities) - (0.0)% (B)		(62,155)

Net Assets - 100.0%		$ 124,957,095

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$125,019,250	$—	$—	$125,019,250

Total Investments	$125,019,250	$—	$—	$125,019,250

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2020

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Assets:
Affiliated investments, at value (A)	$674,148,504	$922,832,127	$1,654,112,319	$1,191,445,685
Cash	—	1,929	1,251	—
Receivables and other assets:
Affiliated investments sold	109,142	651,941	1,516,748	731,512
Shares of beneficial interest sold	408,957	432,915	225,352	206,116
Dividends	156,518	—	161,507	218,141
Prepaid expenses	1,279	2,090	3,475	2,352
Other assets	1,831	—	3,111	2,741
Total assets	674,826,231	923,921,002	1,656,023,763	1,192,606,547

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	156,143	—	161,017	217,516
Shares of beneficial interest redeemed	365,526	1,106,457	1,884,072	1,262,761
Investment management fees	65,963	87,345	159,027	115,860
Distribution and service fees	192,819	261,431	475,117	351,587
Transfer agent fees	59,685	162,156	224,503	132,104
Trustees, CCO and deferred compensation fees	4,313	7,099	11,803	8,121
Audit and tax fees	12,968	14,804	18,899	16,027
Custody fees	13,071	13,809	21,693	17,462
Legal fees	9,744	14,338	24,851	17,772
Printing and shareholder reports fees	32,019	65,898	102,898	65,679
Registration fees	5,739	3,963	3,838	4,361
Other accrued expenses	9,075	13,630	23,698	16,733
Total liabilities	927,065	1,750,930	3,111,416	2,225,983
Net assets	$673,899,166	$922,170,072	$1,652,912,347	$1,190,380,564

Net assets consist of:
Paid-in capital	$668,891,292	$976,618,797	$1,703,382,100	$1,189,424,503
Total distributable earnings (accumulated losses)	5,007,874	(54,448,725)	(50,469,753)	956,061
Net assets	$673,899,166	$922,170,072	$1,652,912,347	$1,190,380,564
Net assets by class:
Class A	$556,773,239	$737,030,610	$1,322,807,164	$943,591,851
Class C	100,778,628	152,226,566	270,582,856	202,719,895
Class I	15,489,896	31,481,585	57,669,436	41,433,486
Class R	857,403	1,431,311	1,852,891	2,635,332
Class R4	—	—	—	—
Shares outstanding (unlimited shares, no par value):
Class A	54,590,823	68,770,390	126,019,197	90,646,823
Class C	9,961,732	14,636,754	25,490,921	19,324,113
Class I	1,514,068	2,941,205	5,504,212	3,986,731
Class R	83,085	134,677	176,799	254,212
Class R4	—	—	—	—
Net asset value per share: (B)
Class A	$10.20	$10.72	$10.50	$10.41
Class C	10.12	10.40	10.61	10.49
Class I	10.23	10.70	10.48	10.39
Class R	10.32	10.63	10.48	10.37
Class R4	—	—	—	—
Maximum offering price per share: (C)
Class A	$10.79	$11.34	$11.11	$11.02

(A) Affiliated investments, at cost	$665,237,092	$987,351,212	$1,700,667,266	$1,187,718,985

(B)	Net asset value per share for Class C, I and R Class Shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(C)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Assets:
Affiliated investments, at value (A)	$295,776,596	$159,928,007	$125,019,250
Receivables and other assets:
Affiliated investments sold	12,898	1,558,002	385,665
Shares of beneficial interest sold	5,497	—	485
Dividends	88,868	14,514	57,552
Total assets	295,883,859	161,500,523	125,462,952

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	110,135	1,504,638	268,816
Shares of beneficial interest redeemed	—	68,422	176,778
Investment management fees	23,931	12,259	10,121
Distribution and service fees	118,134	59,994	50,125
Transfer agent fees	54	46	17
Total liabilities	252,254	1,645,359	505,857
Net assets	$295,631,605	$159,855,164	$124,957,095

Net assets consist of:
Paid-in capital	$300,045,494	$166,849,563	$124,307,096
Total distributable earnings (accumulated losses)	(4,413,889)	(6,994,399)	649,999
Net assets	$295,631,605	$159,855,164	$124,957,095
Net assets by class:
Class R	$286,478,778	$151,889,932	$122,146,020
Class R4	9,152,827	7,965,232	2,811,075
Shares outstanding (unlimited shares, no par value):
Class R	29,603,932	17,374,270	12,072,056
Class R4	945,758	909,960	277,769
Net asset value per share: (B)
Class R	9.68	$8.74	$10.12
Class R4	9.68	8.75	10.12

(A) Affiliated investments, at cost	$302,671,199	$172,788,420	$123,815,739

(B)	Net asset value per share for Class R and R4 Class Shares represents offering price.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS

For the period ended April 30, 2020

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio
Investment Income:
Dividend income from affiliated investments	$12,416,355	$16,791,099	$30,516,509	$22,230,673
Total investment income	12,416,355	16,791,099	30,516,509	22,230,673

Expenses:
Investment management fees	437,187	645,534	1,120,070	793,668
Distribution and service fees:
Class A	729,829	1,037,393	1,803,454	1,263,307
Class C	566,421	915,257	1,588,160	1,183,603
Class R	2,122	4,269	4,945	7,235
Class R4	—	—	—	—
Transfer agent fees
Class A	221,584	562,794	776,294	454,705
Class C	62,300	159,142	225,795	145,776
Class I	8,562	21,459	35,270	24,259
Class R	727	1,170	1,607	1,268
Class R4	—	—	—	—
Trustees, CCO and deferred compensation fees	9,271	14,090	24,101	16,924
Audit and tax fees	13,153	15,007	19,185	16,277
Custody fees	11,119	12,292	20,110	15,711
Legal fees	17,097	25,518	44,045	31,218
Printing and shareholder reports fees	29,220	60,078	93,374	59,398
Registration fees	46,545	47,675	53,337	47,724
Other	16,269	22,300	35,856	26,545
Total expenses	2,171,406	3,543,978	5,845,603	4,087,618
Expenses waived and/or reimbursed:
Class R	—	—	—	—
Class R4	—	—	—	—
Net expenses	2,171,406	3,543,978	5,845,603	4,087,618

Net investment income (loss)	10,244,949	13,247,121	24,670,906	18,143,055

Net realized gain (loss) on:
Affiliated investments	(9,770,085)	(23,689,270)	(35,341,140)	(20,644,403)
Capital gain distributions received from affiliated investment companies	11,466,067	51,760,644	63,453,990	30,572,091
Net realized gain (loss)	1,695,982	28,071,374	28,112,850	9,927,688

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(26,076,557)	(150,786,891)	(171,978,094)	(79,852,699)
Net realized and change in unrealized gain (loss)	(24,380,575)	(122,715,517)	(143,865,244)	(69,925,011)
Net increase (decrease) in net assets resulting from operations	$(14,135,626)	$(109,468,396)	$(119,194,338)	$(51,781,956)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon
Investment Income:
Dividend income from affiliated investments	$4,662,771	$2,569,417	$1,893,106
Total investment income	4,662,771	2,569,417	1,893,106

Expenses:
Investment management fees	195,913	105,998	77,703
Distribution and service fees:
Class R	793,115	420,412	316,846
Class R4	11,592	10,624	3,458
Transfer agent fees
Class R4	348	319	104
Total expenses before waiver and/or reimbursement and recapture	1,000,968	537,353	398,111
Expenses waived and/or reimbursed:
Class R	(31,720)	(16,814)	(12,673)
Class R4	(1,280)	(1,171)	(382)
Net expenses	967,968	519,368	385,056

Net investment income (loss)	3,694,803	2,050,049	1,508,050

Net realized gain (loss) on:
Affiliated investments	154,043	366,522	162,163
Capital gain distributions received from affiliated investment companies	10,160,009	9,179,263	790,877
Net realized gain (loss)	10,314,052	9,545,785	953,040

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(24,039,017)	(24,144,863)	(2,514,870)
Net realized and change in unrealized gain (loss)	(13,724,965)	(14,599,078)	(1,561,830)
Net increase (decrease) in net assets resulting from operations	$(10,030,162)	$(12,549,029)	$(53,780)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$10,244,949	$13,427,908	$13,247,121	$9,267,170	$24,670,906	$25,391,922
Net realized gain (loss)	1,695,982	12,555,827	28,071,374	74,969,973	28,112,850	86,304,476
Net change in unrealized appreciation (depreciation)	(26,076,557)	39,152,114	(150,786,891)	2,819,578	(171,978,094)	49,135,596
Net increase (decrease) in net assets resulting from operations	(14,135,626)	65,135,849	(109,468,396)	87,056,721	(119,194,338)	160,831,994

Dividends and/or distributions to shareholders:
Class A	(20,761,742)	(45,261,784)	(75,736,117)	(135,896,039)	(106,547,745)	(195,121,983)
Class B (A)	—	(35,180)	—	(512,765)	—	(462,079)
Class C	(3,655,067)	(10,966,664)	(15,654,701)	(40,999,649)	(20,296,611)	(56,261,966)
Class I	(579,979)	(1,340,469)	(3,821,326)	(7,375,144)	(5,178,671)	(10,134,841)
Class R	(27,435)	(69,293)	(149,077)	(293,698)	(135,419)	(396,269)
Class T1 (B)	—	(647)	—	(1,600)	—	(1,321)
Advisor Class (B)	—	(647)	—	(5,599)	—	(1,338)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(25,024,223)	(57,674,684)	(95,361,221)	(185,084,494)	(132,158,446)	(262,379,797)

Capital share transactions:
Proceeds from shares sold:
Class A	16,457,529	28,963,268	17,778,375	36,257,491	24,228,781	46,324,431
Class B (A)	—	11,521	—	2,255	—	5,015
Class C	5,163,756	8,791,352	7,503,329	16,951,553	9,633,327	23,965,320
Class I	3,927,588	11,577,719	5,897,991	13,538,297	8,091,321	27,082,103
Class R	58,393	134,973	85,283	295,490	124,648	503,375
	25,607,266	49,478,833	31,264,978	67,045,086	42,078,077	97,880,244
Dividends and/or distributions reinvested:
Class A	19,975,854	43,684,623	72,589,536	129,511,175	101,157,997	184,646,010
Class B (A)	—	34,951	—	512,305	—	461,664
Class C	3,383,383	10,145,062	15,089,131	39,455,295	19,458,804	53,988,459
Class I	565,205	1,288,926	3,676,214	7,047,376	5,084,966	9,949,259
Class R	24,805	56,290	147,115	266,275	128,763	319,796
Class T1 (B)	—	647	—	1,600	—	1,321
Advisor Class (B)	—	647	—	5,599	—	1,338
	23,949,247	55,211,146	91,501,996	176,799,625	125,830,530	249,367,847
Cost of shares redeemed:
Class A	(68,643,717)	(167,067,908)	(93,863,200)	(198,248,806)	(165,658,045)	(332,908,342)
Class B (A)	—	(73,060)	—	(161,880)	—	(288,392)
Class C	(17,066,548)	(43,105,555)	(26,571,912)	(72,930,866)	(39,506,551)	(134,146,645)
Class I	(4,527,383)	(16,518,577)	(13,276,711)	(24,238,418)	(18,756,722)	(41,954,731)
Class R	(35,374)	(696,020)	(414,730)	(660,051)	(214,865)	(1,824,293)
Class T1 (B)	—	(10,640)	—	(11,046)	—	(10,875)
Advisor Class (B)	—	(10,670)	—	(38,415)	—	(10,935)
	(90,273,022)	(227,482,430)	(134,126,553)	(296,289,482)	(224,136,183)	(511,144,213)
Automatic conversions:
Class A	—	652,159	—	4,046,336	—	4,518,725
Class B (A)	—	(652,159)	—	(4,046,336)	—	(4,518,725)
	—	—	—	—	—	—
Automatic conversions:
Class A	10,841,612	35,687,849	14,932,821	62,246,676	31,583,865	111,934,138
Class C	(10,841,612)	(35,687,849)	(14,932,821)	(62,246,676)	(31,583,865)	(111,934,138)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(40,716,509)	(122,792,451)	(11,359,579)	(52,444,771)	(56,227,576)	(163,896,122)
Net increase (decrease) in net assets	(79,876,358)	(115,331,286)	(216,189,196)	(150,472,544)	(307,580,360)	(265,443,925)

Net assets:
Beginning of period/year	753,775,524	869,106,810	1,138,359,268	1,288,831,812	1,960,492,707	2,225,936,632
End of period/year	$673,899,166	$753,775,524	$922,170,072	$1,138,359,268	$1,652,912,347	$1,960,492,707

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019

Capital share transactions - shares:
Shares issued:
Class A	1,599,301	2,786,794	1,525,309	2,899,234	2,156,823	4,030,806
Class B (A)	—	1,136	—	183	—	432
Class C	504,575	856,612	665,954	1,390,607	844,650	2,053,178
Class I	373,745	1,106,966	482,760	1,063,363	699,989	2,310,244
Class R	5,472	12,935	7,410	23,660	10,731	43,646
	2,483,093	4,764,443	2,681,433	5,377,047	3,712,193	8,438,306
Shares reinvested:
Class A	1,896,762	4,421,852	5,774,824	11,615,352	8,675,643	17,501,991
Class B (A)	—	3,565	—	46,071	—	42,046
Class C	322,028	1,041,298	1,233,780	3,636,433	1,646,261	5,064,583
Class I	53,598	129,883	293,159	633,757	437,228	945,747
Class R	2,325	5,651	11,798	24,075	11,053	30,399
Class T1 (B)	—	66	—	143	—	125
Advisor Class (B)	—	66	—	500	—	127
	2,274,713	5,602,381	7,313,561	15,956,331	10,770,185	23,585,018
Shares redeemed:
Class A	(6,632,132)	(15,975,739)	(7,975,767)	(15,657,203)	(14,734,814)	(28,429,441)
Class B (A)	—	(7,013)	—	(12,478)	—	(23,779)
Class C	(1,653,500)	(4,158,158)	(2,316,004)	(5,936,156)	(3,487,023)	(11,358,274)
Class I	(434,549)	(1,569,598)	(1,169,054)	(1,924,024)	(1,680,466)	(3,596,197)
Class R	(3,241)	(65,025)	(35,099)	(51,344)	(18,607)	(157,173)
Class T1 (B)	—	(1,035)	—	(885)	—	(946)
Advisor Class (B)	—	(1,035)	—	(3,082)	—	(954)
	(8,723,422)	(21,777,603)	(11,495,924)	(23,585,172)	(19,920,910)	(43,566,764)
Automatic conversions:
Class A	—	62,536	—	318,331	—	386,203
Class B (A)	—	(62,587)	—	(320,045)	—	(372,463)
	—	(51)	—	(1,714)	—	13,740
Automatic conversions:
Class A	1,039,907	3,401,919	1,249,103	4,880,226	2,818,478	9,541,413
Class C	(1,048,851)	(3,431,499)	(1,287,393)	(5,033,825)	(2,790,407)	(9,489,350)
	(8,944)	(29,580)	(38,290)	(153,599)	28,071	52,063
Net increase (decrease) in shares outstanding:
Class A	(2,096,162)	(5,302,638)	573,469	4,055,940	(1,083,870)	3,030,972
Class B (A)	—	(64,899)	—	(286,269)	—	(353,764)
Class C	(1,875,748)	(5,691,747)	(1,703,663)	(5,942,941)	(3,786,519)	(13,729,863)
Class I	(7,206)	(332,749)	(393,135)	(226,904)	(543,249)	(340,206)
Class R	4,556	(46,439)	(15,891)	(3,609)	3,177	(83,128)
Class T1 (B)	—	(969)	—	(742)	—	(821)
Advisor Class (B)	—	(969)	—	(2,582)	—	(827)
	(3,974,560)	(11,440,410)	(1,539,220)	(2,407,107)	(5,410,461)	(11,477,637)

(A)	Class ceased operations on May 6, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$18,143,055	$21,819,836	$3,694,803	$8,401,789	$2,050,049	$4,472,911
Net realized gain (loss)	9,927,688	41,511,042	10,314,052	13,390,780	9,545,785	17,066,004
Net change in unrealized appreciation (depreciation)	(79,852,699)	53,074,922	(24,039,017)	11,487,816	(24,144,863)	(1,591,550)
Net increase (decrease) in net assets resulting from operations	(51,781,956)	116,405,800	(10,030,162)	33,280,385	(12,549,029)	19,947,365

Dividends and/or distributions to shareholders:
Class A	(58,437,305)	(97,926,773)	—	—	—	—
Class B (A)	—	(80,583)	—	—	—	—
Class C	(11,264,030)	(29,528,153)	—	—	—	—
Class I	(2,767,894)	(4,341,322)	—	—	—	—
Class R	(157,265)	(385,996)	(18,894,510)	(19,664,230)	(19,176,859)	(18,105,373)
Class R4	—	—	(554,759)	(901,809)	(962,871)	(2,388,591)
Class T1 (B)	—	(939)	—	—	—	—
Advisor Class (B)	—	(948)	—	—	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(72,626,494)	(132,264,714)	(19,449,269)	(20,566,039)	(20,139,730)	(20,493,964)

Capital share transactions:
Proceeds from shares sold:
Class A	18,027,947	44,357,919	—	—	—	—
Class B (A)	—	28,373	—	—	—	—
Class C	6,241,544	15,689,310	—	—	—	—
Class I	8,249,238	22,200,013	—	—	—	—
Class R	253,371	668,340	1,037,865	468,562	843,629	957,908
Class R4	—	—	285,640	698,517	92,929	1,022,362
	32,772,100	82,943,955	1,323,505	1,167,079	936,558	1,980,270
Dividends and/or distributions reinvested:
Class A	55,568,162	93,193,725	—	—	—	—
Class B (A)	—	80,561	—	—	—	—
Class C	10,681,675	27,987,898	—	—	—	—
Class I	2,685,924	4,155,278	—	—	—	—
Class R	151,836	306,789	18,894,510	19,664,230	19,176,859	18,105,373
Class R4	—	—	554,759	901,809	962,871	2,388,591
Class T1 (B)	—	939	—	—	—	—
Advisor Class (B)	—	948	—	—	—	—
	69,087,597	125,726,138	19,449,269	20,566,039	20,139,730	20,493,964
Cost of shares redeemed:
Class A	(122,018,098)	(263,016,042)	—	—	—	—
Class B (A)	—	(92,318)	—	—	—	—
Class C	(35,589,935)	(111,144,409)	—	—	—	—
Class I	(14,530,416)	(24,733,916)	—	—	—	—
Class R	(551,572)	(2,116,311)	(36,913,946)	(57,297,281)	(14,400,465)	(32,181,999)
Class R4	—	—	(186,079)	(8,462,199)	(219,222)	(19,624,099)
Class T1 (B)	—	(10,739)	—	—	—	—
Advisor Class (B)	—	(10,781)	—	—	—	—
	(172,690,021)	(401,124,516)	(37,100,025)	(65,759,480)	(14,619,687)	(51,806,098)
Automatic conversions:
Class A	—	1,287,957	—	—	—	—
Class B (A)	—	(1,287,957)	—	—	—	—
	—	—	—	—	—	—
Automatic conversions:
Class A	23,688,908	76,379,755	—	—	—	—
Class C	(23,688,908)	(76,379,755)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(70,830,324)	(192,454,423)	(16,327,251)	(44,026,362)	6,456,601	(29,331,864)
Net increase (decrease) in net assets	(195,238,774)	(208,313,337)	(45,806,682)	(31,312,016)	(26,232,158)	(29,878,463)

Net assets:
Beginning of period/year	1,385,619,338	1,593,932,675	341,438,287	372,750,303	186,087,322	215,965,785
End of period/year	$1,190,380,564	$1,385,619,338	$295,631,605	$341,438,287	$159,855,164	$186,087,322

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon		Transamerica Asset Allocation Long Horizon
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019

Capital share transactions - shares:
Shares issued:
Class A	1,657,316	4,037,633	—	—	—	—
Class B (A)	—	2,455	—	—	—	—
Class C	564,045	1,416,741	—	—	—	—
Class I	751,012	2,009,704	—	—	—	—
Class R	24,472	60,701	97,811	46,404	82,935	95,289
Class R4	—	—	28,315	69,142	9,646	101,947
	2,996,845	7,527,234	126,126	115,546	92,581	197,236
Shares reinvested:
Class A	4,992,643	9,127,691	—	—	—	—
Class B (A)	—	7,543	—	—	—	—
Class C	949,482	2,722,558	—	—	—	—
Class I	241,758	408,181	—	—	—	—
Class R	13,679	30,166	1,844,060	2,081,178	1,941,049	2,058,634
Class R4	—	—	54,255	95,527	97,427	271,282
Class T1 (B)	—	91	—	—	—	—
Advisor Class (B)	—	93	—	—	—	—
	6,197,562	12,296,323	1,898,315	2,176,705	2,038,476	2,329,916
Shares redeemed:
Class A	(11,256,023)	(23,729,672)	—	—	—	—
Class B(A)	—	(7,922)	—	—	—	—
Class C	(3,252,331)	(10,003,669)	—	—	—	—
Class I	(1,334,800)	(2,240,543)	—	—	—	—
Class R	(52,359)	(195,388)	(3,759,828)	(5,645,262)	(1,550,265)	(3,203,524)
Class R4	—	—	(18,509)	(812,685)	(24,540)	(1,899,358)
Class T1 (B)	—	(984)	—	—	—	—
Advisor Class (B)	—	(992)	—	—	—	—
	(15,895,513)	(36,179,170)	(3,778,337)	(6,457,947)	(1,574,805)	(5,102,882)
Automatic conversions:
Class A	—	116,286	—	—	—	—
Class B (A)	—	(111,668)	—	—	—	—
	—	4,618	—	—	—	—
Automatic conversions:
Class A	2,186,993	6,857,680	—	—	—	—
Class C	(2,172,988)	(6,839,497)	—	—	—	—
	14,005	18,183	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	(2,419,071)	(3,590,382)	—	—	—	—
Class B (A)	—	(109,592)	—	—	—	—
Class C	(3,911,792)	(12,703,867)	—	—	—	—
Class I	(342,030)	177,342	—	—	—	—
Class R	(14,208)	(104,521)	(1,817,957)	(3,517,680)	473,719	(1,049,601)
Class R4	—	—	64,061	(648,016)	82,533	(1,526,129)
Class T1 (B)	—	(893)	—	—	—	—
Advisor Class (B)	—	(899)	—	—	—	—
	(6,687,101)	(16,332,812)	(1,753,896)	(4,165,696)	556,252	(2,575,730)

(A)	Class ceased operations on May 6, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Short Horizon
	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$1,508,050	$3,527,942
Net realized gain (loss)	953,040	510,500
Net change in unrealized appreciation (depreciation)	(2,514,870)	7,310,773
Net increase (decrease) in net assets resulting from operations	(53,780)	11,349,215

Dividends and/or distributions to shareholders:
Class R	(2,154,001)	(3,903,449)
Class R4	(50,231)	(97,873)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,204,232)	(4,001,322)

Capital share transactions:
Proceeds from shares sold:
Class R	925,465	1,892,149
Class R4	114,081	253,085
	1,039,546	2,145,234
Dividends and/or distributions reinvested:
Class R	2,154,001	3,903,449
Class R4	50,231	97,873
	2,204,232	4,001,322
Cost of shares redeemed:
Class R	(9,773,499)	(24,046,669)
Class R4	(68,787)	(918,919)
	(9,842,286)	(24,965,588)
Net increase (decrease) in net assets resulting from capital share transactions	(6,598,508)	(18,819,032)
Net increase (decrease) in net assets	(8,856,520)	(11,471,139)

Net assets:
Beginning of period/year	133,813,615	145,284,754
End of period/year	$124,957,095	$133,813,615

Capital share transactions - shares:
Shares issued:
Class R	91,020	189,895
Class R4	11,041	25,168
	102,061	215,063
Shares reinvested:
Class R	213,544	395,283
Class R4	4,988	9,904
	218,532	405,187
Shares redeemed:
Class R	(968,119)	(2,410,230)
Class R4	(6,644)	(89,902)
	(974,763)	(2,500,132)
Net increase (decrease) in shares outstanding:
Class R	(663,555)	(1,825,052)
Class R4	9,385	(54,830)
	(654,170)	(1,879,882)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.76		$10.67	$11.59	$11.18	$11.40		$12.38

Investment operations:
Net investment income (loss) (A)	0.16		0.19	0.25	0.24	0.23	(B)	0.23
Net realized and unrealized gain (loss)	(0.34)		0.65	(0.43)	0.71	0.18		(0.11)
Total investment operations	(0.18)		0.84	(0.18)	0.95	0.41		0.12

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.18)	(0.25)	(0.25)	(0.25)		(0.23)
Net realized gains	(0.19)		(0.57)	(0.49)	(0.29)	(0.38)		(0.87)
Total dividends and/or distributions to shareholders	(0.38)		(0.75)	(0.74)	(0.54)	(0.63)		(1.10)

Net asset value, end of period/year	$10.20		$10.76	$10.67	$11.59	$11.18		$11.40
Total return (C)	(1.83	)%(D)	8.64%	(1.77)%	8.78%	3.83%		1.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$556,773		$610,131	$661,621	$734,113	$622,495		$449,574
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.49	%(F)	0.49%	0.47%	0.47%	0.48%		0.51%
Including waiver and/or reimbursement and recapture	0.49	%(F)	0.49%	0.47%	0.47%	0.47	%(B)	0.51%
Net investment income (loss) to average net assets	2.98	%(F)	1.81%	2.21%	2.15%	2.12	%(B)	1.94%
Portfolio turnover rate	10	%(D)	4%	20%	18%	4%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.68		$10.59	$11.49	$11.08	$11.30		$12.29

Investment operations:
Net investment income (loss) (A)	0.12		0.11	0.16	0.17	0.17	(B)	0.15
Net realized and unrealized gain (loss)	(0.35)		0.65	(0.42)	0.69	0.16		(0.12)
Total investment operations	(0.23)		0.76	(0.26)	0.86	0.33		0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.10)	(0.15)	(0.16)	(0.17)		(0.15)
Net realized gains	(0.19)		(0.57)	(0.49)	(0.29)	(0.38)		(0.87)
Total dividends and/or distributions to shareholders	(0.33)		(0.67)	(0.64)	(0.45)	(0.55)		(1.02)

Net asset value, end of period/year	$10.12		$10.68	$10.59	$11.49	$11.08		$11.30
Total return (C)	(2.26	)%(D)	7.82%	(2.46)%	7.99%	3.10%		0.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$100,779		$126,367	$185,581	$331,669	$405,546		$453,483
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.27	%(F)	1.26%	1.23%	1.23%	1.22%		1.22%
Including waiver and/or reimbursement and recapture	1.27	%(F)	1.26%	1.23%	1.23%	1.21	%(B)	1.22%
Net investment income (loss) to average net assets	2.24	%(F)	1.07%	1.48%	1.51%	1.56	%(B)	1.26%
Portfolio turnover rate	10	%(D)	4%	20%	18%	4%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.80		$10.70	$11.62	$11.21	$11.42		$12.40

Investment operations:
Net investment income (loss) (A)	0.17		0.21	0.28	0.28	0.28	(B)	0.27
Net realized and unrealized gain (loss)	(0.35)		0.67	(0.44)	0.69	0.16		(0.12)
Total investment operations	(0.18)		0.88	(0.16)	0.97	0.44		0.15

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.21)	(0.27)	(0.27)	(0.27)		(0.26)
Net realized gains	(0.19)		(0.57)	(0.49)	(0.29)	(0.38)		(0.87)
Total dividends and/or distributions to shareholders	(0.39)		(0.78)	(0.76)	(0.56)	(0.65)		(1.13)

Net asset value, end of period/year	$10.23		$10.80	$10.70	$11.62	$11.21		$11.42
Total return	(1.81	)%(C)	8.95%	(1.56)%	8.97%	4.13%		1.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,490		$16,423	$19,845	$29,213	$25,946		$28,126
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.27	%(E)	0.27%	0.26%	0.26%	0.26%		0.26%
Including waiver and/or reimbursement and recapture	0.27	%(E)	0.27%	0.26%	0.26%	0.25	%(B)	0.26%
Net investment income (loss) to average net assets	3.25	%(E)	1.98%	2.51%	2.46%	2.50	%(B)	2.28%
Portfolio turnover rate	10	%(C)	4%	20%	18%	4%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.89		$10.78	$11.70	$11.28	$11.49		$12.47

Investment operations:
Net investment income (loss) (A)	0.13		0.15	0.20	0.21	0.22	(B)	0.21
Net realized and unrealized gain (loss)	(0.34)		0.67	(0.42)	0.70	0.15		(0.13)
Total investment operations	(0.21)		0.82	(0.22)	0.91	0.37		0.08

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.14)	(0.21)	(0.20)	(0.20)		(0.19)
Net realized gains	(0.19)		(0.57)	(0.49)	(0.29)	(0.38)		(0.87)
Total dividends and/or distributions to shareholders	(0.36)		(0.71)	(0.70)	(0.49)	(0.58)		(1.06)

Net asset value, end of period/year	$10.32		$10.89	$10.78	$11.70	$11.28		$11.49
Total return	(2.08	)%(C)	8.28%	(2.10)%	8.35%	3.44%		0.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$857		$855	$1,347	$1,359	$1,209		$1,532
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.83	%(E)	0.86%	0.83%	0.85%	0.86%		0.86%
Including waiver and/or reimbursement and recapture	0.83	%(E)	0.86%	0.83%	0.85%	0.85	%(B)	0.86%
Net investment income (loss) to average net assets	2.54	%(E)	1.41%	1.82%	1.88%	1.97	%(B)	1.77%
Portfolio turnover rate	10	%(C)	4%	20%	18%	4%		11%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$13.01		$14.38	$16.35	$14.71	$15.57		$16.35

Investment operations:
Net investment income (loss) (A)	0.16		0.11	0.26	0.23	0.23	(B)	0.20
Net realized and unrealized gain (loss)	(1.32)		0.67	(0.56)	2.55	0.24		0.23
Total investment operations	(1.16)		0.78	(0.30)	2.78	0.47		0.43

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.19)	(0.32)	(0.24)	(0.23)		(0.22)
Net realized gains	(0.92)		(1.96)	(1.35)	(0.90)	(1.10)		(0.99)
Total dividends and/or distributions to shareholders	(1.13)		(2.15)	(1.67)	(1.14)	(1.33)		(1.21)

Net asset value, end of period/year	$10.72		$13.01	$14.38	$16.35	$14.71		$15.57
Total return (C)	(10.16	)%(D)	7.89%	(2.33)%	20.19%	3.28%		2.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$737,030		$887,342	$922,131	$830,875	$727,751		$729,547
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.55	%(F)	0.54%	0.51%	0.52%	0.53%		0.53%
Including waiver and/or reimbursement and recapture	0.55	%(F)	0.54%	0.51%	0.52%	0.52	%(B)	0.53%
Net investment income (loss) to average net assets	2.63	%(F)	0.90%	1.65%	1.53%	1.63	%(B)	1.26%
Portfolio turnover rate	11	%(D)	1%	32%	9%	1%		6%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.59		$13.88	$15.82	$14.26	$15.13		$15.92

Investment operations:
Net investment income (loss) (A)	0.11		0.03	0.15	0.13	0.13	(B)	0.08
Net realized and unrealized gain (loss)	(1.29)		0.64	(0.55)	2.46	0.21		0.23
Total investment operations	(1.18)		0.67	(0.40)	2.59	0.34		0.31

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		—	(0.19)	(0.13)	(0.11)		(0.11)
Net realized gains	(0.92)		(1.96)	(1.35)	(0.90)	(1.10)		(0.99)
Total dividends and/or distributions to shareholders	(1.01)		(1.96)	(1.54)	(1.03)	(1.21)		(1.10)

Net asset value, end of period/year	$10.40		$12.59	$13.88	$15.82	$14.26		$15.13
Total return (C)	(10.57	)%(D)	7.10%	(3.03)%	19.31%	2.49%		1.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$152,227		$205,681	$309,195	$628,621	$660,687		$716,039
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.33	%(F)	1.31%	1.26%	1.26%	1.27%		1.26%
Including waiver and/or reimbursement and recapture	1.33	%(F)	1.31%	1.26%	1.26%	1.26	%(B)	1.26%
Net investment income (loss) to average net assets	1.91	%(F)	0.25%	1.02%	0.91%	0.93	%(B)	0.54%
Portfolio turnover rate	11	%(D)	1%	32%	9%	1%		6%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$13.01		$14.38	$16.36	$14.72	$15.59		$16.37

Investment operations:
Net investment income (loss) (A)	0.18		0.16	0.30	0.23	0.28	(B)	0.23
Net realized and unrealized gain (loss)	(1.32)		0.65	(0.57)	2.59	0.22		0.25
Total investment operations	(1.14)		0.81	(0.27)	2.82	0.50		0.48

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.22)	(0.36)	(0.28)	(0.27)		(0.27)
Net realized gains	(0.92)		(1.96)	(1.35)	(0.90)	(1.10)		(0.99)
Total dividends and/or distributions to shareholders	(1.17)		(2.18)	(1.71)	(1.18)	(1.37)		(1.26)

Net asset value, end of period/year	$10.70		$13.01	$14.38	$16.36	$14.72		$15.59
Total return	(10.07	)%(C)	8.19%	(2.11)%	20.52%	3.52%		2.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$31,482		$43,396	$51,209	$56,253	$32,116		$34,547
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.27	%(E)	0.27%	0.26%	0.26%	0.26%		0.26%
Including waiver and/or reimbursement and recapture	0.27	%(E)	0.27%	0.26%	0.26%	0.25	%(B)	0.26%
Net investment income (loss) to average net assets	2.99	%(E)	1.25%	1.95%	1.50%	1.96	%(B)	1.48%
Portfolio turnover rate	11	%(C)	1%	32%	9%	1%		6%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.89		$14.22	$16.20	$14.57	$15.45		$16.24

Investment operations:
Net investment income (loss) (A)	0.14		0.08	0.22	0.18	0.21	(B)	0.15
Net realized and unrealized gain (loss)	(1.31)		0.67	(0.57)	2.55	0.20		0.23
Total investment operations	(1.17)		0.75	(0.35)	2.73	0.41		0.38

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.12)	(0.28)	(0.20)	(0.19)		(0.18)
Net realized gains	(0.92)		(1.96)	(1.35)	(0.90)	(1.10)		(0.99)
Total dividends and/or distributions to shareholders	(1.09)		(2.08)	(1.63)	(1.10)	(1.29)		(1.17)

Net asset value, end of period/year	$10.63		$12.89	$14.22	$16.20	$14.57		$15.45
Total return	(10.30	)%(C)	7.71%	(2.67)%	19.94%	2.90%		2.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,431		$1,940	$2,193	$2,702	$2,142		$2,260
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.80	%(E)	0.80%	0.79%	0.80%	0.86%		0.83%
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.80%	0.79%	0.80%	0.85	%(B)	0.83%
Net investment income (loss) to average net assets	2.32	%(E)	0.61%	1.41%	1.19%	1.47	%(B)	0.93%
Portfolio turnover rate	11	%(C)	1%	32%	9%	1%		6%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.05		$12.81	$14.38	$13.34	$13.93		$15.23

Investment operations:
Net investment income (loss) (A)	0.16		0.16	0.27	0.26	0.23	(B)	0.24
Net realized and unrealized gain (loss)	(0.85)		0.69	(0.50)	1.67	0.20		0.05
Total investment operations	(0.69)		0.85	(0.23)	1.93	0.43		0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.21)	(0.30)	(0.25)	(0.23)		(0.27)
Net realized gains	(0.63)		(1.40)	(1.04)	(0.64)	(0.79)		(1.32)
Total dividends and/or distributions to shareholders	(0.86)		(1.61)	(1.34)	(0.89)	(1.02)		(1.59)

Net asset value, end of period/year	$10.50		$12.05	$12.81	$14.38	$13.34		$13.93
Total return (C)	(6.46	)%(D)	8.37%	(2.02)%	15.32%	3.35%		1.93%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,322,807		$1,531,349	$1,589,016	$1,434,214	$1,315,381		$1,301,591
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.51	%(F)	0.51%	0.49%	0.49%	0.50%		0.50%
Including waiver and/or reimbursement and recapture	0.51	%(F)	0.51%	0.49%	0.49%	0.49	%(B)	0.50%
Net investment income (loss) to average net assets	2.82	%(F)	1.36%	1.98%	1.89%	1.76	%(B)	1.68%
Portfolio turnover rate	11	%(D)	3%	32%	14%	1%		7%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.10		$12.72		$14.28	$13.24	$13.82		$15.12

Investment operations:
Net investment income (loss) (A)	0.12		0.08		0.18	0.17	0.14	(B)	0.14
Net realized and unrealized gain (loss)	(0.88)		0.70		(0.52)	1.65	0.19		0.04
Total investment operations	(0.76)		0.78		(0.34)	1.82	0.33		0.18

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.00	)(C)	(0.18)	(0.14)	(0.12)		(0.16)
Net realized gains	(0.63)		(1.40)		(1.04)	(0.64)	(0.79)		(1.32)
Total dividends and/or distributions to shareholders	(0.73)		(1.40)		(1.22)	(0.78)	(0.91)		(1.48)

Net asset value, end of period/year	$10.61		$12.10		$12.72	$14.28	$13.24		$13.82
Total return (D)	(6.88	)%(E)	7.60%		(2.82)%	14.48%	2.60%		1.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$270,583		$354,235		$547,237	$1,123,771	$1,286,726		$1,431,708
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.30	%(G)	1.28%		1.24%	1.24%	1.24%		1.23%
Including waiver and/or reimbursement and recapture	1.30	%(G)	1.28%		1.24%	1.24%	1.23	%(B)	1.23%
Net investment income (loss) to average net assets	2.07	%(G)	0.68%		1.33%	1.25%	1.05	%(B)	0.96%
Portfolio turnover rate	11	%(E)	3%		32%	14%	1%		7%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.04		$12.80	$14.38	$13.34	$13.93		$15.23

Investment operations:
Net investment income (loss) (A)	0.18		0.19	0.30	0.27	0.27	(B)	0.28
Net realized and unrealized gain (loss)	(0.85)		0.68	(0.51)	1.69	0.19		0.05
Total investment operations	(0.67)		0.87	(0.21)	1.96	0.46		0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.23)	(0.33)	(0.28)	(0.26)		(0.31)
Net realized gains	(0.63)		(1.40)	(1.04)	(0.64)	(0.79)		(1.32)
Total dividends and/or distributions to shareholders	(0.89)		(1.63)	(1.37)	(0.92)	(1.05)		(1.63)

Net asset value, end of period/year	$10.48		$12.04	$12.80	$14.38	$13.34		$13.93
Total return	(6.31	)%(C)	8.64%	(1.84)%	15.62%	3.63%		2.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,669		$72,827	$81,772	$85,959	$53,166		$55,554
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.26	%(E)	0.26%	0.25%	0.25%	0.25%		0.25%
Including waiver and/or reimbursement and recapture	0.26	%(E)	0.26%	0.25%	0.25%	0.24	%(B)	0.25%
Net investment income (loss) to average net assets	3.11	%(E)	1.65%	2.24%	1.96%	2.04	%(B)	1.94%
Portfolio turnover rate	11	%(C)	3%	32%	14%	1%		7%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.99		$12.73	$14.30	$13.26	$13.85		$15.15

Investment operations:
Net investment income (loss) (A)	0.14		0.13	0.24	0.18	0.21	(B)	0.20
Net realized and unrealized gain (loss)	(0.85)		0.68	(0.52)	1.70	0.18		0.05
Total investment operations	(0.71)		0.81	(0.28)	1.88	0.39		0.25

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.15)	(0.25)	(0.20)	(0.19)		(0.23)
Net realized gains	(0.63)		(1.40)	(1.04)	(0.64)	(0.79)		(1.32)
Total dividends and/or distributions to shareholders	(0.80)		(1.55)	(1.29)	(0.84)	(0.98)		(1.55)

Net asset value, end of period/year	$10.48		$11.99	$12.73	$14.30	$13.26		$13.85
Total return	(6.61	)%(C)	8.08%	(2.33)%	15.03%	3.10%		1.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,853		$2,082	$3,268	$4,246	$4,483		$5,262
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.78%	0.76%	0.76%	0.79%		0.76%
Including waiver and/or reimbursement and recapture	0.82	%(E)	0.78%	0.76%	0.76%	0.78	%(B)	0.76%
Net investment income (loss) to average net assets	2.42	%(E)	1.12%	1.74%	1.36%	1.61	%(B)	1.45%
Portfolio turnover rate	11	%(C)	3%	32%	14%	1%		7%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.46		$11.64	$12.80	$12.11	$12.46		$13.56

Investment operations:
Net investment income (loss) (A)	0.16		0.18	0.26	0.25	0.24	(B)	0.24
Net realized and unrealized gain (loss)	(0.57)		0.69	(0.47)	1.08	0.18		(0.06)
Total investment operations	(0.41)		0.87	(0.21)	1.33	0.42		0.18

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.23)	(0.27)	(0.23)	(0.25)		(0.28)
Net realized gains	(0.39)		(0.82)	(0.68)	(0.41)	(0.52)		(1.00)
Total dividends and/or distributions to shareholders	(0.64)		(1.05)	(0.95)	(0.64)	(0.77)		(1.28)

Net asset value, end of period/year	$10.41		$11.46	$11.64	$12.80	$12.11		$12.46
Total return (C)	(3.94	)%(D)	8.51%	(1.89)%	11.54%	3.71%		1.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$943,592		$1,066,485	$1,124,731	$1,094,724	$1,000,707		$890,270
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.50	%(F)	0.49%	0.48%	0.48%	0.48%		0.49%
Including waiver and/or reimbursement and recapture	0.50	%(F)	0.49%	0.48%	0.48%	0.47	%(B)	0.49%
Net investment income (loss) to average net assets	2.93	%(F)	1.64%	2.12%	2.07%	2.04	%(B)	1.90%
Portfolio turnover rate	10	%(D)	4%	25%	13%	2%		10%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.47		$11.55	$12.70	$12.01	$12.36		$13.44

Investment operations:
Net investment income (loss) (A)	0.12		0.10	0.17	0.17	0.16	(B)	0.15
Net realized and unrealized gain (loss)	(0.58)		0.70	(0.48)	1.06	0.17		(0.05)
Total investment operations	(0.46)		0.80	(0.31)	1.23	0.33		0.10

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.06)	(0.16)	(0.13)	(0.16)		(0.18)
Net realized gains	(0.39)		(0.82)	(0.68)	(0.41)	(0.52)		(1.00)
Total dividends and/or distributions to shareholders	(0.52)		(0.88)	(0.84)	(0.54)	(0.68)		(1.18)

Net asset value, end of period/year	$10.49		$11.47	$11.55	$12.70	$12.01		$12.36
Total return (C)	(4.33	)%(D)	7.77%	(2.68)%	10.69%	2.88%		0.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$202,720		$266,489	$415,277	$786,977	$939,970		$1,051,486
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.28	%(F)	1.26%	1.23%	1.22%	1.22%		1.22%
Including waiver and/or reimbursement and recapture	1.28	%(F)	1.26%	1.23%	1.22%	1.21	%(B)	1.22%
Net investment income (loss) to average net assets	2.18	%(F)	0.93%	1.43%	1.43%	1.40	%(B)	1.18%
Portfolio turnover rate	10	%(D)	4%	25%	13%	2%		10%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.46		$11.63	$12.80	$12.11	$12.46		$13.56

Investment operations:
Net investment income (loss) (A)	0.17		0.20	0.29	0.28	0.28	(B)	0.27
Net realized and unrealized gain (loss)	(0.57)		0.70	(0.48)	1.08	0.17		(0.06)
Total investment operations	(0.40)		0.90	(0.19)	1.36	0.45		0.21

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.25)	(0.30)	(0.26)	(0.28)		(0.31)
Net realized gains	(0.39)		(0.82)	(0.68)	(0.41)	(0.52)		(1.00)
Total dividends and/or distributions to shareholders	(0.67)		(1.07)	(0.98)	(0.67)	(0.80)		(1.31)

Net asset value, end of period/year	$10.39		$11.46	$11.63	$12.80	$12.11		$12.46
Total return	(3.89	)%(C)	8.86%	(1.73)%	11.80%	3.97%		1.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,433		$49,587	$48,287	$59,664	$43,818		$48,780
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.26	%(E)	0.26%	0.26%	0.25%	0.25%		0.25%
Including waiver and/or reimbursement and recapture	0.26	%(E)	0.26%	0.26%	0.25%	0.24	%(B)	0.25%
Net investment income (loss) to average net assets	3.18	%(E)	1.84%	2.40%	2.26%	2.40	%(B)	2.13%
Portfolio turnover rate	10	%(C)	4%	25%	13%	2%		10%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.39		$11.57	$12.72	$12.03	$12.39		$13.48

Investment operations:
Net investment income (loss) (A)	0.14		0.17	0.22	0.17	0.21	(B)	0.21
Net realized and unrealized gain (loss)	(0.56)		0.66	(0.46)	1.13	0.17		(0.05)
Total investment operations	(0.42)		0.83	(0.24)	1.30	0.38		0.16

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.19)	(0.23)	(0.20)	(0.22)		(0.25)
Net realized gains	(0.39)		(0.82)	(0.68)	(0.41)	(0.52)		(1.00)
Total dividends and/or distributions to shareholders	(0.60)		(1.01)	(0.91)	(0.61)	(0.74)		(1.25)

Net asset value, end of period/year	$10.37		$11.39	$11.57	$12.72	$12.03		$12.39
Total return	(4.00	)%(C)	8.21%	(2.08)%	11.20%	3.40%		1.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,635		$3,058	$4,313	$4,693	$5,256		$5,470
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.74	%(E)	0.74%	0.73%	0.73%	0.74%		0.73%
Including waiver and/or reimbursement and recapture	0.74	%(E)	0.74%	0.73%	0.73%	0.72	%(B)	0.73%
Net investment income (loss) to average net assets	2.65	%(E)	1.54%	1.82%	1.38%	1.80	%(B)	1.67%
Portfolio turnover rate	10	%(C)	4%	25%	13%	2%		10%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.57		$10.22	$10.38	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.24	0.16	0.05
Net realized and unrealized gain (loss)	(0.39)		0.69	(0.16)	0.37
Total investment operations	(0.28)		0.93	—	0.42

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.24)	(0.16)	(0.04)
Net realized gains	(0.49)		(0.34)	—	—
Total dividends and/or distributions to shareholders	(0.61)		(0.58)	(0.16)	(0.04)

Net asset value, end of period/year	$9.68		$10.57	$10.22	$10.38
Total return	(2.95	)%(C)	9.85%	(0.07)%	4.24	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$286,479		$332,117	$357,118	$424,721
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	2.26	%(E)	2.35%	1.51%	0.99	%(E)
Portfolio turnover rate	29	%(C)	35%	27%	26	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.57		$10.22	$10.38	$9.58		$9.23	$9.35	$9.16

Investment operations:
Net investment income (loss) (D)	0.13		0.26	0.18	0.13		0.18	0.15	0.20
Net realized and unrealized gain (loss)	(0.40)		0.69	(0.16)	0.78		0.35	(0.12)	0.21
Total investment operations	(0.27)		0.95	0.02	0.91		0.53	0.03	0.41

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.26)	(0.18)	(0.11)		(0.18)	(0.15)	(0.22)
Net realized gains	(0.49)		(0.34)	—	—		—	—	—
Total dividends and/or distributions to shareholders	(0.62)		(0.60)	(0.18)	(0.11)		(0.18)	(0.15)	(0.22)

Net asset value, end of period/year	$9.68		$10.57	$10.22	$10.38		$9.58	$9.23	$9.35
Total return	(2.81	)%(E)	10.10%	0.18%	9.53	%(E)	5.74%	0.26%	4.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,153		$9,321	$15,632	$20,852		$78,806	$79,613	$92,989
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.38%	0.21	%(G)	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.35%	0.20	%(G)	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.50	%(G)	2.60%	1.73%	1.37	%(G)	1.88%	1.57%	2.19%
Portfolio turnover rate	29	%(E)	35%	27%	26	%(E)	45%	42%	76%

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.50		$10.64	$10.68		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.10		0.01
Net realized and unrealized gain (loss)	(0.71)		0.68	(0.05	)(C)	0.68
Total investment operations	(0.60)		0.90	0.05		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.09)		(0.01)
Net realized gains	(1.04)		(0.81)	—		—
Total dividends and/or distributions to shareholders	(1.16)		(1.04)	(0.09)		(0.01)

Net asset value, end of period/year	$8.74		$10.50	$10.64		$10.68
Total return	(7.03	)%(D)	10.28%	0.47%		6.90	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$151,890		$177,392	$190,928		$225,869
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62%	0.62%		0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60%	0.60%		0.60	%(F)
Net investment income (loss) to average net assets	2.31	%(F)	2.16%	0.86%		0.14	%(F)
Portfolio turnover rate	26	%(D)	40%	30%		35	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.51		$10.64	$10.68		$9.38		$8.87	$8.92	$8.71

Investment operations:
Net investment income (loss) (D)	0.12		0.25	0.12		0.06		0.11	0.11	0.17
Net realized and unrealized gain (loss)	(0.71)		0.67	(0.04	)(E)	1.31		0.51	(0.05)	0.22
Total investment operations	(0.59)		0.92	0.08		1.37		0.62	0.06	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.24)	(0.12)		(0.07)		(0.11)	(0.11)	(0.18)
Net realized gains	(1.04)		(0.81)	—		—		—	—	—
Total dividends and/or distributions to shareholders	(1.17)		(1.05)	(0.12)		(0.07)		(0.11)	(0.11)	(0.18)

Net asset value, end of period/year	$8.75		$10.51	$10.64		$10.68		$9.38	$8.87	$8.92
Total return	(6.90	)%(F)	10.57%	0.72%		14.69	%(F)	7.07%	0.63%	4.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,965		$8,695	$25,038		$32,618		$28,489	$28,659	$35,325
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.38%	0.38%		0.28	%(H)	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.35%	0.35%		0.26	%(H)	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.53	%(H)	2.47%	1.09%		0.64	%(H)	1.29%	1.19%	1.98%
Portfolio turnover rate	26	%(F)	40%	30%		35	%(F)	28%	43%	69%

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.29		$9.76	$10.10	$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.25	0.22	0.08
Net realized and unrealized gain (loss)	(0.12)		0.57	(0.34)	0.09
Total investment operations	—		0.82	(0.12)	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.26)	(0.22)	(0.07)
Net realized gains	(0.05)		(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.29)	(0.22)	(0.07)

Net asset value, end of period/year	$10.12		$10.29	$9.76	$10.10
Total return	0.05	%(C)	8.51%	(1.21)%	1.72	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$122,146		$131,052	$142,129	$181,866
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.62	%(E)	0.62%	0.62%	0.62	%(E)
Including waiver and/or reimbursement and recapture	0.60	%(E)	0.60%	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	2.32	%(E)	2.53%	2.21%	1.77	%(E)
Portfolio turnover rate	15	%(C)	26%	52%	22	%(C)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.29		$9.76	$10.10	$9.81		$9.63	$9.92	$9.80

Investment operations:
Net investment income (loss) (D)	0.13		0.28	0.23	0.17		0.25	0.21	0.25
Net realized and unrealized gain (loss)	(0.12)		0.57	(0.33)	0.28		0.18	(0.28)	0.14
Total investment operations	0.01		0.85	(0.10)	0.45		0.43	(0.07)	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)	(0.24)	(0.16)		(0.25)	(0.22)	(0.27)
Net realized gains	(0.05)		(0.03)	—	—		—	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.32)	(0.24)	(0.16)		(0.25)	(0.22)	(0.27)

Net asset value, end of period/year	$10.12		$10.29	$9.76	$10.10		$9.81	$9.63	$9.92
Total return	0.18	%(E)	8.78%	(1.01)%	4.49	%(E)	4.48%	(0.72)%	4.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,811		$2,762	$3,156	$6,959		$11,896	$12,349	$17,622
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.38%	0.38%	0.23	%(G)	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.35%	0.35%	0.22	%(G)	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.59	%(G)	2.75%	2.30%	1.98	%(G)	2.53%	2.07%	2.55%
Portfolio turnover rate	15	%(E)	26%	52%	22	%(E)	49%	60%	133%

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization.
(B)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS

At April 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	A,C,I,R
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	A,C,I,R
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	A,C,I,R
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	A,C,I,R
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	R,R4

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective September 16, 2018, Class C shares will convert to Class A shares ten years from the date of purchase.

Each Fund, a “fund of fund”, invests the majority of its assets among certain other series of the Trust (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for the day-to-day management of Intermediate Horizon, Long Horizon and Short Horizon. For each of the other Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of these other Funds without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions;

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

1. ORGANIZATION (continued)

compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended April 30, 2020 by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2020, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at April 30, 2020, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2020, the Funds have not utilized the program.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by a Fund fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a Fund’s exposure to the risks described in the Fund’s prospectus will likely increase. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2020, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Conservative	$606,509	0.09%
Asset Allocation – Growth	—	—
Asset Allocation – Moderate Growth	2,644,660	0.16
Asset Allocation – Moderate	595,190	0.05

Fund	Account Balance	Percentage of Net Assets
Intermediate Horizon	$295,631,605	100.00%
Long Horizon	159,855,164	100.00
Short Horizon	124,957,095	100.00

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily ANA at the following rates:

Fund	Rate
Asset Allocation – Conservative	0.1225%
Asset Allocation – Growth	0.1225
Asset Allocation – Moderate Growth	0.1225
Asset Allocation – Moderate	0.1225

Fund	Rate
Intermediate Horizon	0.1200%
Long Horizon	0.1200
Short Horizon	0.1200

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Conservative
Class A	0.60%	March 1, 2021
Class C	1.35	March 1, 2021
Class I	0.35	March 1, 2021
Class R	0.95	March 1, 2021
Asset Allocation – Growth
Class A	0.60	March 1, 2021
Class C	1.35	March 1, 2021
Class I	0.35	March 1, 2021
Class R	0.95	March 1, 2021
Asset Allocation – Moderate Growth
Class A	0.60	March 1, 2021
Class C	1.35	March 1, 2021
Class I	0.35	March 1, 2021
Class R	0.85	March 1, 2021

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Moderate
Class A	0.60%	March 1, 2021
Class C	1.35	March 1, 2021
Class I	0.35	March 1, 2021
Class R	0.85	March 1, 2021
Intermediate Horizon
Class R	0.60	March 1, 2021
Class R4	0.35	March 1, 2021
Long Horizon
Class R	0.60	March 1, 2021
Class R4	0.35	March 1, 2021
Short Horizon
Class R	0.60	March 1, 2021
Class R4	0.35	March 1, 2021

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2020 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020
(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary and/or contractual basis and in addition to the operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2017, October 31, 2018 and October 31, 2019 and the period ended April 30, 2020, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period.

	Amounts Available
Fund	2017	2018	2019	2020	Total
Intermediate Horizon
Class R (A)	$39,740	$80,174	$68,279	$31,720	$219,913
Class R4 (B)	4,827	5,229	4,035	1,280	15,371
Long Horizon
Class R (A)	21,588	43,609	36,449	16,814	118,460
Class R4 (B)	5,223	8,135	6,110	1,171	20,639
Short Horizon
Class R (A)	17,323	32,572	27,172	12,673	89,740
Class R4 (B)	973	1,502	880	382	3,737

(A)	Class R commenced operations on May 19, 2017.
(B)	Class R4 was not subject to recapture prior to May 19, 2017.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I.

Shareholder fees: Class A shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2020, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$153,806	$153
Class C	—	2,690
Asset Allocation – Growth
Class A	306,034	4,345
Class C	—	9,850

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate Growth
Class A	$394,385	$22,102
Class C	—	9,940
Asset Allocation – Moderate
Class A	251,115	7,337
Class C	—	5,330

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2020, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$282,905	$54,602
Asset Allocation – Growth	729,161	154,733
Asset Allocation – Moderate Growth	1,012,399	211,571
Asset Allocation – Moderate	607,218	122,872
Intermediate Horizon	348	54
Long Horizon	319	46
Short Horizon	104	17

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2020, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2020.

8. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2020, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$70,759,726	$139,039,914
Asset Allocation – Growth	112,180,478	223,183,445
Asset Allocation – Moderate Growth	210,405,417	405,067,644
Asset Allocation – Moderate	133,503,118	280,824,979
Intermediate Horizon	94,530,308	131,303,657
Long Horizon	45,520,157	59,741,618
Short Horizon	20,133,697	29,329,020

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of April 30, 2020, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Asset Allocation – Conservative	$665,237,092	$34,841,540	$(25,930,128)	$8,911,412
Asset Allocation – Growth	987,351,212	50,966,298	(115,485,383)	(64,519,085)
Asset Allocation – Moderate Growth	1,700,667,266	96,761,089	(143,316,036)	(46,554,947)
Asset Allocation – Moderate	1,187,718,985	72,692,935	(68,966,235)	3,726,700
Intermediate Horizon	302,671,199	12,069,945	(18,964,548)	(6,894,603)
Long Horizon	172,788,420	6,174,656	(19,035,069)	(12,860,413)
Short Horizon	123,815,739	4,549,522	(3,346,011)	1,203,511

10. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Intermediate Horizon	May 19, 2017	1.23-for-1	6,178,610	7,629,144	Decrease	Increase
Long Horizon	May 19, 2017	1.22-for-1	2,274,630	2,783,722	Decrease	Increase
Short Horizon	May 19, 2017	1.11-for-1	963,865	1,072,255	Decrease	Increase

11. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 11-12, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2020

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2020

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2020

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

256613 04/20

© 2020 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the funds intend to no longer mail paper copies of the funds’ shareholder reports, unless you specifically request paper copies of the reports from a fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with a fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where a fund is held through that intermediary. If you are a direct shareholder with a fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2020

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2020.

We believe it is important to understand market conditions over the six-month period to provide context for reading this report. The period began in November 2019 with equity and credit markets strong following three consecutive rate cuts by the Federal Reserve (“Fed”) in the preceding months. The S&P 500®, NASDAQ and Dow Jones Industrial Average all closed the calendar year near their highest levels ever. As 2020 began, investors had reason for optimism based on continued economic growth, benign inflation, lower interest rates, solid credit fundamentals and rising corporate earnings growth. Uncertainties surrounded mostly U.S./China trade relations, and when a Phase I trade agreement was signed in mid-January, equity markets continued to move towards record highs, and by mid-February stocks had reached record highs, even as reports of COVID-19 and its spread within China were making their way into daily news reports.

By early March, the presence of COVID-19 was being reported globally, and as cases and fatalities quickly grew exponentially in the U.S., the Fed cut rates by 0.50%, serving as evidence to many investors of the economic risk being created by the pandemic. By mid-March, most companies had sent workers home indefinitely, schools, sporting events and local businesses had closed, and states issued stay-at-home orders, while the Fed once again cut rates, this time to a Fed Funds target of 0 - 0.25%. Economic forecasts dropped as a full-fledged recession of immense proportions was now apparent. By March 23, the S&P 500® had experienced its fastest 35% decline ever off of its February 19 record high, credit spreads had close to tripled and the 10-year U.S. Treasury yield had fallen below 1% for the first time in history. By the end of March, it was evident COVID-19 would be taking a tragic toll on human life and delivering a historic shock to the economy.

On March 27, Congress passed the CARES Act, providing more than $2 trillion in fiscal assistance to the economy. The Fed also dramatically expanded its balance sheet through additional trillions in open market purchases, and despite the first negative U.S. gross domestic product report in six years, the equity and credit markets rebounded strongly during the month of April, as daily COVID-19 case trends appeared to have peaked and guidelines for business re-openings were introduced, even as the nation braced for some of the worst economic reports since the 1930’s.

Although the period ended with markets having recovered from their worst levels, uncertainties remain prevalent throughout the U.S. and global economy. While there is some belief that the worst of the pandemic may be over, this is yet to be proven out. COVID-19 has proven to be a true black swan of historic magnitude, and market volatility is likely to continue in the months ahead.

For the six-month period ended April 30, 2020, the S&P 500® returned -3.16%, while the MSCI EAFE Index, representing international developed market equities, returned -14.00%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 4.86%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns, as recent months have shown, have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involved risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2019, and held for the entire six-month period until April 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Balanced II
Class I3	$1,000.00	$1,003.10	$2.84	$1,022.00	$2.87	0.57%
Class R	1,000.00	1,000.40	5.32	1,019.50	5.37	1.07

Transamerica Bond
Class A	1,000.00	991.20	4.36	1,020.50	4.42	0.88
Class C	1,000.00	987.90	7.51	1,017.30	7.62	1.52
Class I	1,000.00	993.10	2.48	1,022.40	2.51	0.50
Class I2	1,000.00	993.40	2.23	1,022.60	2.26	0.45
Class R6	1,000.00	992.30	2.18	1,022.70	2.21	0.44

Transamerica Capital Growth
Class A	1,000.00	1,247.10	6.26	1,019.30	5.62	1.12
Class C	1,000.00	1,242.80	10.43	1,015.60	9.37	1.87
Class I	1,000.00	1,248.80	4.75	1,020.60	4.27	0.85
Class I2	1,000.00	1,249.70	4.14	1,021.20	3.72	0.74
Class R6	1,000.00	1,249.70	4.14	1,021.20	3.72	0.74

Transamerica Dividend Focused
Class A	1,000.00	795.60	4.82	1,019.50	5.42	1.08
Class C	1,000.00	792.80	8.47	1,015.40	9.52	1.90
Class I	1,000.00	796.40	4.02	1,020.40	4.52	0.90
Class I2	1,000.00	797.00	3.53	1,020.90	3.97	0.79
Class R6	1,000.00	797.10	3.53	1,020.90	3.97	0.79

Transamerica Funds	Semi-Annual Report 2020

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)		Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Dynamic Income
Class A	$1,000.00	$856.60	$4.25		$1,020.30	$4.62	0.92	% (C)
Class C	1,000.00	853.70	7.70		1,016.60	8.37	1.67	(C)
Class I	1,000.00	857.70	3.09		1,021.50	3.37	0.67	(C)

Transamerica Emerging Markets Debt
Class A	1,000.00	895.50	5.80		1,018.70	6.17	1.23
Class C	1,000.00	892.00	8.98		1,015.40	9.57	1.91
Class I	1,000.00	896.90	3.87		1,020.80	4.12	0.82
Class I2	1,000.00	897.40	3.40		1,021.30	3.62	0.72
Class R6	1,000.00	898.30	3.40		1,021.30	3.62	0.72

Transamerica Emerging Markets Equity
Class A	1,000.00	899.60	7.27		1,017.20	7.72	1.54	(C)
Class C	1,000.00	897.00	10.61		1,013.70	11.27	2.25	(C)
Class I	1,000.00	901.30	5.25		1,019.30	5.57	1.11	(C)
Class I2	1,000.00	901.80	4.78		1,019.80	5.07	1.01	(C)

Transamerica Emerging Markets Opportunities
Class I	1,000.00	803.00	3.21	(D)	1,020.00	4.92	0.98	(C)
Class I2	1,000.00	803.00	2.95	(D)	1,020.40	4.52	0.90	(C)

Transamerica Event Driven
Class I	1,000.00	1,003.20	6.92		1,018.00	6.97	1.39	(C)
Class I2	1,000.00	1,003.20	6.92		1,018.00	6.97	1.39	(C)

Transamerica Floating Rate
Class A	1,000.00	920.20	5.01		1,019.60	5.27	1.05	(C)
Class C	1,000.00	917.80	8.58		1,015.90	9.02	1.80	(C)
Class I	1,000.00	921.00	3.82		1,020.90	4.02	0.80	(C)
Class I2	1,000.00	920.90	3.82		1,020.90	4.02	0.80	(C)

Transamerica Global Equity
Class A	1,000.00	891.40	6.35		1,018.20	6.77	1.35	(C)
Class C	1,000.00	887.70	9.86		1,014.40	10.52	2.10	(C)
Class I	1,000.00	892.40	5.18		1,019.40	5.52	1.10	(C)
Class R6	1,000.00	892.70	4.66		1,019.90	4.97	0.99	(C)

Transamerica Government Money Market
Class A	1,000.00	1,004.70	3.19		1,021.70	3.22	0.64
Class C	1,000.00	1,014.30	5.31		1,019.60	5.32	1.06
Class I	1,000.00	1,004.60	2.39		1,022.50	2.41	0.48
Class I2	1,000.00	1,005.50	1.50		1,023.40	1.51	0.30
Class I3	1,000.00	1,005.50	1.50		1,023.40	1.51	0.30
Class R2	1,000.00	1,003.50	3.54		1,021.30	3.57	0.71
Class R4	1,000.00	1,004.50	2.49		1,022.40	2.51	0.50

Transamerica High Quality Bond
Class I3	1,000.00	985.70	2.37		1,022.50	2.41	0.48
Class R	1,000.00	984.30	4.79		1,020.00	4.87	0.97
Class R4	1,000.00	984.70	3.21		1,021.60	3.27	0.65

Transamerica High Yield Bond
Class A	1,000.00	898.90	5.00		1,019.60	5.32	1.06
Class C	1,000.00	896.30	8.25		1,016.20	8.77	1.75
Class I	1,000.00	901.50	3.07		1,021.60	3.27	0.65
Class I2	1,000.00	901.10	2.88		1,021.80	3.07	0.61
Class I3	1,000.00	902.10	2.88		1,021.80	3.07	0.61
Class R	1,000.00	899.90	5.20		1,019.40	5.52	1.10
Class R4	1,000.00	901.00	4.02		1,020.60	4.27	0.85
Class R6	1,000.00	902.10	2.88		1,021.80	3.07	0.61

Transamerica High Yield Muni
Class A	1,000.00	922.80	4.35		1,020.30	4.57	0.91	(C)
Class C	1,000.00	920.10	7.21		1,017.40	7.57	1.51	(C)
Class I	1,000.00	922.00	3.63		1,021.10	3.82	0.76	(C)
Class I2	1,000.00	923.60	3.40		1,021.30	3.57	0.71	(C)

Transamerica Funds	Semi-Annual Report 2020

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Inflation Opportunities
Class A	$1,000.00	$1,010.80	$5.00	$1,019.90	$5.02	1.00	% (C)
Class C	1,000.00	1,006.60	8.73	1,016.20	8.77	1.75	(C)
Class I	1,000.00	1,011.90	3.75	1,021.10	3.77	0.75	(C)
Class I2	1,000.00	1,011.90	3.75	1,021.10	3.77	0.75	(C)
Class R6	1,000.00	1,011.90	3.75	1,021.10	3.77	0.75	(C)

Transamerica Inflation-Protected Securities
Class I3	1,000.00	1,035.60	2.68	1,022.20	2.66	0.53	(C)
Class R	1,000.00	1,032.10	5.05	1,019.90	5.02	1.00	(C)
Class R4	1,000.00	1,034.20	3.29	1,021.60	3.27	0.65	(C)

Transamerica Intermediate Bond
Class I2	1,000.00	1,031.20	2.12	1,022.80	2.11	0.42
Class I3	1,000.00	1,032.10	2.12	1,022.80	2.11	0.42
Class R	1,000.00	1,029.90	4.64	1,020.30	4.62	0.92
Class R4	1,000.00	1,029.90	3.28	1,021.60	3.27	0.65

Transamerica Intermediate Muni
Class A	1,000.00	978.80	3.20	1,021.60	3.27	0.65	(C)
Class C	1,000.00	975.70	6.24	1,018.50	6.37	1.27	(C)
Class I	1,000.00	978.80	2.41	1,022.40	2.46	0.49	(C)
Class I2	1,000.00	979.10	2.26	1,022.60	2.31	0.46	(C)

Transamerica International Equity
Class A	1,000.00	831.70	5.69	1,018.60	6.27	1.25
Class C	1,000.00	828.80	9.00	1,015.00	9.92	1.98
Class I	1,000.00	833.50	4.01	1,020.50	4.42	0.88
Class I2	1,000.00	833.90	3.56	1,021.00	3.92	0.78
Class I3	1,000.00	833.40	3.56	1,021.00	3.92	0.78
Class R	1,000.00	831.90	5.83	1,018.50	6.42	1.28
Class R4	1,000.00	833.00	4.69	1,019.70	5.17	1.03
Class R6	1,000.00	833.90	3.56	1,021.00	3.92	0.78

Transamerica International Growth
Class A	1,000.00	882.20	5.62	1,018.90	6.02	1.20
Class I	1,000.00	882.60	4.91	1,019.60	5.27	1.05
Class I2	1,000.00	884.10	3.84	1,020.80	4.12	0.82
Class R6	1,000.00	882.20	3.79	1,020.80	4.07	0.81

Transamerica International Small Cap Value
Class I	1,000.00	853.60	5.16	1,019.30	5.62	1.12
Class I2	1,000.00	853.50	4.70	1,019.80	5.12	1.02

Transamerica International Stock
Class A	1,000.00	840.60	5.72	1,018.60	6.27	1.25	(C)
Class I	1,000.00	841.90	4.58	1,019.90	5.02	1.00	(C)
Class I2	1,000.00	842.00	4.53	1,019.90	4.97	0.99	(C)
Class R6	1,000.00	841.90	4.58	1,019.90	5.02	1.00	(C)

Transamerica Large Cap Value
Class A	1,000.00	807.70	4.90	1,019.40	5.47	1.09
Class C	1,000.00	804.20	8.30	1,015.70	9.27	1.85
Class I	1,000.00	810.10	3.15	1,021.40	3.52	0.70
Class I2	1,000.00	810.00	3.06	1,021.50	3.42	0.68
Class R6	1,000.00	810.00	3.06	1,021.50	3.42	0.68

Transamerica Large Core
Class I3	1,000.00	959.40	2.63	1,022.20	2.72	0.54	(C)
Class R	1,000.00	956.60	5.01	1,019.70	5.17	1.03	(C)
Class R4	1,000.00	957.90	3.85	1,020.90	3.97	0.79	(C)

Transamerica Large Growth
Class I3	1,000.00	1,151.60	3.74	1,021.40	3.52	0.70
Class R	1,000.00	1,147.50	6.41	1,018.90	6.02	1.20
Class R4	1,000.00	1,150.30	4.81	1,020.40	4.52	0.90

Transamerica Large Value Opportunities
Class I3	1,000.00	866.00	2.37	1,022.30	2.56	0.51	(C)
Class R	1,000.00	864.60	4.64	1,019.90	5.02	1.00	(C)
Class R4	1,000.00	865.70	3.48	1,021.10	3.77	0.75	(C)

Transamerica Funds	Semi-Annual Report 2020

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Mid Cap Growth
Class A	$1,000.00	$958.90	$5.89	$1,018.80	$6.07	1.21%
Class C	1,000.00	955.30	9.48	1,015.20	9.77	1.95
Class I	1,000.00	960.40	4.39	1,020.40	4.52	0.90
Class I2	1,000.00	960.60	3.85	1,020.90	3.97	0.79
Class I3	1,000.00	960.60	3.80	1,021.00	3.92	0.78
Class R	1,000.00	958.40	6.57	1,018.20	6.77	1.35
Class R4	1,000.00	960.60	4.63	1,020.10	4.77	0.95

Transamerica Mid Cap Value Opportunities
Class A	1,000.00	802.40	5.38	1,018.90	6.02	1.20
Class C	1,000.00	799.50	8.64	1,015.30	9.67	1.93
Class I	1,000.00	803.90	3.86	1,020.60	4.32	0.86
Class I2	1,000.00	804.70	3.41	1,021.10	3.82	0.76
Class I3	1,000.00	804.00	3.41	1,021.10	3.82	0.76
Class R	1,000.00	802.60	5.60	1,018.60	6.27	1.25
Class R4	1,000.00	804.00	4.04	1,020.40	4.52	0.90
Class R6	1,000.00	804.50	3.41	1,021.10	3.82	0.76

Transamerica MLP & Energy Income
Class A	1,000.00	761.90	7.01	1,016.90	8.02	1.60
Class C	1,000.00	757.50	10.27	1,013.20	11.76	2.35
Class I	1,000.00	763.30	5.87	1,018.20	6.72	1.34
Class I2	1,000.00	762.30	5.43	1,018.70	6.22	1.24

Transamerica Multi-Asset Income
Class A	1,000.00	911.70	4.94	1,019.70	5.22	1.04
Class C	1,000.00	907.90	8.40	1,016.10	8.87	1.77
Class I	1,000.00	912.40	3.42	1,021.30	3.62	0.72
Class I2	1,000.00	913.20	3.23	1,021.50	3.42	0.68

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,003.10	5.13	1,019.70	5.17	1.03
Class C	1,000.00	999.20	8.90	1,016.00	8.97	1.79
Class I	1,000.00	1,003.90	4.04	1,020.80	4.07	0.81
Class R6	1,000.00	1,004.50	3.54	1,021.30	3.57	0.71

Transamerica Short-Term Bond
Class A	1,000.00	980.20	3.54	1,021.30	3.62	0.72
Class C	1,000.00	977.30	7.47	1,017.30	7.62	1.52
Class I	1,000.00	982.60	2.56	1,022.30	2.61	0.52
Class I2	1,000.00	982.10	2.07	1,022.80	2.11	0.42
Class R6	1,000.00	982.10	2.07	1,022.80	2.11	0.42

Transamerica Small Cap Core
Class A	1,000.00	785.50	5.77	1,018.40	6.52	1.30
Class C	1,000.00	782.70	9.09	1,014.70	10.27	2.05
Class I	1,000.00	786.50	4.66	1,019.60	5.27	1.05
Class I2	1,000.00	786.70	4.22	1,020.10	4.77	0.95
Class I3	1,000.00	786.80	4.22	1,020.10	4.77	0.95
Class R	1,000.00	785.20	6.44	1,017.70	7.27	1.45
Class R4	1,000.00	786.60	4.89	1,019.40	5.52	1.10

Transamerica Small Cap Growth
Class A	1,000.00	928.20	6.71	1,017.90	7.02	1.40
Class C	1,000.00	926.10	10.30	1,014.20	10.77	2.15
Class I	1,000.00	929.80	5.33	1,019.30	5.57	1.11
Class I2	1,000.00	931.00	4.80	1,019.90	5.02	1.00
Class I3	1,000.00	931.00	4.80	1,019.90	5.02	1.00
Class R	1,000.00	929.80	7.20	1,017.40	7.52	1.50
Class R4	1,000.00	930.70	5.52	1,019.10	5.77	1.15
Class R6	1,000.00	931.00	4.85	1,019.80	5.07	1.01

Transamerica Small Cap Value
Class A	1,000.00	732.80	5.60	1,018.40	6.52	1.30
Class C	1,000.00	730.50	8.82	1,014.70	10.27	2.05
Class I	1,000.00	733.30	4.53	1,019.60	5.27	1.05
Class I2	1,000.00	734.10	4.10	1,020.10	4.77	0.95
Class I3	1,000.00	733.80	4.10	1,020.10	4.77	0.95
Class R	1,000.00	732.10	6.24	1,017.70	7.27	1.45
Class R4	1,000.00	733.50	4.74	1,019.40	5.52	1.10
Class R6	1,000.00	733.80	4.14	1,020.10	4.82	0.96

Transamerica Funds	Semi-Annual Report 2020

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio

Transamerica Small/Mid Cap Value
Class A	$1,000.00	$789.30	$5.87	$1,018.30	$6.62	1.32%
Class C	1,000.00	786.40	9.06	1,014.70	10.22	2.04
Class I	1,000.00	790.50	4.27	1,020.10	4.82	0.96
Class I2	1,000.00	791.00	3.79	1,020.60	4.27	0.85
Class R6	1,000.00	791.20	3.79	1,020.60	4.27	0.85

Transamerica Unconstrained Bond
Class I	1,000.00	953.10	3.84	1,020.90	3.97	0.79	(C)
Class I2	1,000.00	952.50	3.30	1,021.50	3.42	0.68	(C)

Transamerica US Growth
Class A	1,000.00	1,049.00	5.60	1,019.40	5.52	1.10
Class C	1,000.00	1,045.00	9.46	1,015.60	9.32	1.86
Class I	1,000.00	1,050.60	4.18	1,020.80	4.12	0.82
Class I2	1,000.00	1,051.00	3.52	1,021.40	3.47	0.69
Class T	1,000.00	1,050.70	3.82	1,021.10	3.77	0.75

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Fund commenced operations on December 19, 2019. Actual expenses are calculated using each Fund’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (133 days), and divided by the number of days in the year (366 days).

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition

At April 30, 2020

(unaudited)

Transamerica Balanced II

Asset Allocation	Percentage of Net Assets
Common Stocks	60.3%
Corporate Debt Securities	14.0
U.S. Government Obligations	8.3
U.S. Government Agency Obligations	7.4
Commercial Paper	5.7
Mortgage-Backed Securities	4.4
Asset-Backed Securities	3.0
Other Investment Company	1.0
Foreign Government Obligations	0.6
Short-Term U.S. Government Obligations	0.4
Municipal Government Obligations	0.3
Preferred Stock	0.0 *
Net Other Assets (Liabilities)^	(5.4)
Total	100.0%

Transamerica Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	50.4%
Mortgage-Backed Securities	15.6
Asset-Backed Securities	13.7
U.S. Government Obligations	12.6
U.S. Government Agency Obligations	4.5
Commercial Paper	4.0
Other Investment Company	2.4
Repurchase Agreement	0.9
Foreign Government Obligations	0.9
Loan Assignments	0.8
Short-Term U.S. Government Obligations	0.5
Preferred Stocks	0.2
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)^	(6.6)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.95
Duration †	5.55

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	17.6%
AAA	12.9
AA	4.7
A	16.2
BBB	31.3
BB	8.4
B	7.5
CCC and Below	0.7
Not Rated	7.3
Net Other Assets (Liabilities)	(6.6)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	95.5%
Repurchase Agreement	4.4
Other Investment Company	3.6
Over-the-Counter Foreign Exchange Options Purchased	0.1
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

Transamerica Dividend Focused

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Repurchase Agreement	2.7
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Transamerica Dynamic Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	48.1%
U.S. Equity Funds	19.6
International Fixed Income Funds	19.5
International Equity Funds	12.4
Other Investment Company	9.6
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(9.8)
Total	100.0%

Transamerica Emerging Markets Debt

Asset Allocation	Percentage of Net Assets
Foreign Government Obligations	58.0%
Corporate Debt Securities	35.3
Repurchase Agreement	6.1
Other Investment Company	3.1
Common Stock	0.1
Net Other Assets (Liabilities)^	(2.6)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	11.48
Duration †	6.93

Credit Quality ‡	Percentage of Net Assets
AAA	7.2%
AA	5.7
A	4.0
BBB	41.9
BB	10.5
B	18.3
CCC and Below	6.9
Not Rated	8.1
Net Other Assets (Liabilities)	(2.6)
Total	100.0%

Transamerica Emerging Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	97.1%
Repurchase Agreement	2.0
Exchange-Traded Fund	1.1
Preferred Stock	0.2
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition (continued)

At April 30, 2020

(unaudited)

Transamerica Emerging Markets Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	93.8%
Preferred Stocks	2.1
Exchange-Traded Fund	1.2
Other Investment Company	1.1
Net Other Assets (Liabilities)^	1.8
Total	100.0%

Transamerica Event Driven

Asset Allocation	Percentage of Net Assets
Convertible Bonds	68.1%
Repurchase Agreement	32.2
Corporate Debt Securities	14.5
Common Stocks	3.1
Convertible Preferred Stocks	1.5
Exchange-Traded Options Purchased	0.0 *
Common Stocks Sold Short	(12.5)
Net Other Assets (Liabilities)^	(6.9)
Total	100.0%

Transamerica Floating Rate

Asset Allocation	Percentage of Net Assets
Loan Assignments	85.6%
Repurchase Agreement	8.8
Corporate Debt Securities	2.3
Other Investment Company	0.3
Exchange-Traded Fund	0.3
Common Stocks	0.2
Preferred Stock	0.2
Net Other Assets (Liabilities)	2.3
Total	100.0%

Fund Characteristics	Years
Average Maturity §	3.85
Duration †	0.95

Credit Quality ‡	Percentage of Net Assets
AAA	8.8%
BBB	3.6
BB	25.5
B	47.7
CCC and Below	10.3
Not Rated	1.8
Net Other Assets (Liabilities)	2.3
Total	100.0%

Transamerica Global Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Other Investment Company	2.9
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Transamerica Government Money Market

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Agency Obligations	39.0%
Repurchase Agreements	32.6
Short-Term U.S. Government Obligations	16.1
U.S. Government Agency Obligations	9.6
U.S. Government Obligations	5.6
Net Other Assets (Liabilities)	(2.9)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.29
Duration †	0.11

Transamerica High Quality Bond

Asset Allocation	Percentage of Net Assets
Asset-Backed Securities	43.8%
Corporate Debt Securities	40.1
Mortgage-Backed Securities	7.7
U.S. Government Agency Obligations	4.0
U.S. Government Obligation	3.7
Other Investment Company	1.1
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.49
Duration †	1.67

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	7.7%
AAA	11.0
AA	16.4
A	33.1
BBB	29.3
BB	1.8
Not Rated	1.1
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition (continued)

At April 30, 2020

(unaudited)

Transamerica High Yield Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	90.3%
Repurchase Agreement	9.3
Other Investment Company	5.0
Preferred Stocks	1.2
Loan Assignments	1.0
Common Stocks	0.2
Warrant	0.0 *
Net Other Assets (Liabilities)	(7.0)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.06
Duration †	3.71

Credit Quality ‡	Percentage of Net Assets
AAA	9.3%
BBB	6.6
BB	44.8
B	33.0
CCC and Below	7.3
Not Rated	6.0
Net Other Assets (Liabilities)	(7.0)
Total	100.0%

Transamerica High Yield Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	95.7%
Repurchase Agreement	6.9
Corporate Debt Securities	1.0
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	12.63
Duration †	7.33

Credit Quality ‡	Percentage of Net Assets
AAA	6.9%
AA	20.6
A	3.8
BBB	19.2
BB	14.1
B	3.4
CCC and Below	0.5
Not Rated	35.1
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

Transamerica Inflation Opportunities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	54.2%
Corporate Debt Securities	22.6
Foreign Government Obligations	18.9
Short-Term Investment Company	11.4
Other Investment Company	3.4
U.S. Government Agency Obligation	1.1
Asset-Backed Security	0.4
Preferred Stock	0.1
Net Other Assets (Liabilities)^	(12.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.67
Duration †	7.13

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	55.3%
AAA	6.3
AA	5.4
A	7.9
BBB	16.6
BB	3.2
B	0.5
Not Rated	16.9
Net Other Assets (Liabilities)	(12.1)
Total	100.0%

Transamerica Inflation-Protected Securities

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	81.5%
Foreign Government Obligations	8.8
Corporate Debt Securities	7.4
Short-Term Investment Company	1.7
Other Investment Company	1.7
Mortgage-Backed Security	0.4
Net Other Assets (Liabilities)^	(1.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.84
Duration †	7.84

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	81.5%
AAA	4.9
AA	2.2
A	3.4
BBB	5.3
BB	0.8
Not Rated	3.4
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition (continued)

At April 30, 2020

(unaudited)

Transamerica Intermediate Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	36.8%
U.S. Government Obligations	21.3
U.S. Government Agency Obligations	19.9
Commercial Paper	12.6
Mortgage-Backed Securities	11.2
Asset-Backed Securities	7.8
Other Investment Company	5.9
Short-Term U.S. Government Obligations	3.3
Foreign Government Obligations	1.4
Repurchase Agreement	0.7
Municipal Government Obligations	0.7
Preferred Stocks	0.1
Net Other Assets (Liabilities)	(21.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.95
Duration †	5.91

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	44.5%
AAA	14.3
AA	4.0
A	13.7
BBB	22.7
BB	3.3
B	0.2
CCC and Below	0.2
Not Rated	18.8
Net Other Assets (Liabilities)	(21.7)
Total	100.0%

Transamerica Intermediate Muni

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	95.4%
Repurchase Agreement	3.9
Investment Company	0.0 *
Exchange-Traded Fund	0.0 *
Net Other Assets (Liabilities)	0.7
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.33
Duration †	5.77

Credit Quality ‡	Percentage of Net Assets
AAA	9.5%
AA	64.1
A	9.0
BBB	6.9
BB	1.1
B	0.0 *
Not Rated	8.7
Net Other Assets (Liabilities)	0.7
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.7%
Other Investment Company	1.4
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica International Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Other Investment Company	1.1
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	2.0
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Other Investment Company	3.3
Repurchase Agreement	2.8
Net Other Assets (Liabilities)	(2.9)
Total	100.0%

Transamerica International Stock

Asset Allocation	Percentage of Net Assets
Common Stocks	94.1%
Other Investment Company	4.0
Exchange-Traded Fund	2.0
Preferred Stock	1.3
Net Other Assets (Liabilities)	(1.4)
Total	100.0%

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.0%
Repurchase Agreement	4.5
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica Large Core

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Other Investment Company	2.0
Exchange-Traded Fund	2.0
Net Other Assets (Liabilities)	(1.8)
Total	100.0%

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Other Investment Company	1.8
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition (continued)

At April 30, 2020

(unaudited)

Transamerica Large Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	98.0%
Exchange-Traded Fund	1.6
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	0.4
Total	100.0%

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.1%
Repurchase Agreement	3.5
Other Investment Company	0.6
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	93.5%
Repurchase Agreement	6.8
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Transamerica MLP & Energy Income

Asset Allocation	Percentage of Net Assets
Common Stocks	62.3%
Master Limited Partnerships	32.0
Repurchase Agreement	6.1
Other Investment Company	0.9
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica Multi-Asset Income

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	45.7%
Common Stocks	44.6
Preferred Stocks	7.4
Other Investment Company	1.4
Repurchase Agreement	1.3
Master Limited Partnership	0.3
Net Other Assets (Liabilities)	(0.7)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	59.9%
Corporate Debt Securities	13.8
U.S. Government Obligations	8.4
U.S. Government Agency Obligations	7.4
Commercial Paper	5.3
Mortgage-Backed Securities	4.1
Asset-Backed Securities	3.2
Other Investment Company	1.2
Repurchase Agreement	1.2
Short-Term U.S. Government Obligations	0.8
Foreign Government Obligations	0.5
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Net Other Assets (Liabilities)^	(6.1)
Total	100.0%

Transamerica Short-Term Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	63.4%
Mortgage-Backed Securities	18.3
Asset-Backed Securities	15.8
Repurchase Agreement	1.7
Other Investment Company	0.8
Loan Assignment	0.4
Foreign Government Obligation	0.1
U.S. Government Agency Obligation	0.0 *
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.75
Duration †	1.85

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	0.0%*
AAA	14.1
AA	6.2
A	26.9
BBB	46.3
BB	3.8
B	1.3
CCC and Below	0.2
Not Rated	1.7
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Small Cap Core

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Repurchase Agreement	1.9
Other Investment Company	0.9
Net Other Assets (Liabilities)	(1.0)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition (continued)

At April 30, 2020

(unaudited)

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.7%
Repurchase Agreement	4.5
Other Investment Company	3.7
Net Other Assets (Liabilities)	(4.9)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.0%
Repurchase Agreement	3.1
Other Investment Company	1.7
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.6%
Repurchase Agreement	3.9
Other Investment Company	1.0
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica Unconstrained Bond

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	76.9%
Loan Assignments	8.2
Asset-Backed Securities	6.5
Other Investment Company	3.9
Short-Term U.S. Government Obligations	2.1
Short-Term Investment Company	2.0
Preferred Stocks	1.9
Exchange-Traded Fund	1.4
U.S. Government Obligations	0.7
Foreign Government Obligations	0.6
Common Stocks	0.0 *
Net Other Assets (Liabilities)^	(4.2)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.42
Duration †	2.06

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	2.8%
AAA	4.2
AA	4.4
A	23.0
BBB	37.4
BB	12.2
B	10.9
CCC and Below	1.2
Not Rated	8.1
Net Other Assets (Liabilities)	(4.2)
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 0.8%
General Dynamics Corp.	1,482	$ 193,579
Northrop Grumman Corp.	980	324,057
Raytheon Technologies Corp.	6,334	410,506

		928,142

Airlines - 0.1%
Delta Air Lines, Inc.	2,696	69,853
Southwest Airlines Co.	1,952	61,000
United Airlines Holdings, Inc. (A)	670	19,819

		150,672

Auto Components - 0.1%
Magna International, Inc.	2,559	99,878

Automobiles - 0.1%
General Motors Co.	6,149	137,061

Banks - 2.0%
Bank of America Corp.	16,537	397,715
Citigroup, Inc.	16,635	807,796
Citizens Financial Group, Inc.	6,197	138,751
KeyCorp	20,990	244,533
Regions Financial Corp.	17,866	192,059
Truist Financial Corp.	1,400	52,248
Wells Fargo & Co.	13,911	404,115

		2,237,217

Beverages - 1.0%
Coca-Cola Co.	14,902	683,853
Constellation Brands, Inc., Class A	2,160	355,730
Monster Beverage Corp. (A)	1,090	67,373

		1,106,956

Biotechnology - 1.7%
AbbVie, Inc.	8,575	704,865
Alexion Pharmaceuticals, Inc. (A)	1,853	199,142
Amgen, Inc.	560	133,963
Biogen, Inc. (A)	779	231,230
Gilead Sciences, Inc.	920	77,280
Regeneron Pharmaceuticals, Inc. (A)	535	281,346
Vertex Pharmaceuticals, Inc. (A)	959	240,901

		1,868,727

Building Products - 0.5%
Carrier Global Corp. (A)	7,224	127,937
Masco Corp.	4,851	199,085
Trane Technologies PLC	2,185	191,013

		518,035

Capital Markets - 1.9%
BlackRock, Inc.	540	271,101
Charles Schwab Corp.	4,012	151,333
CME Group, Inc.	1,510	269,097
Goldman Sachs Group, Inc.	930	170,580
MarketAxess Holdings, Inc.	160	72,802
Morgan Stanley	12,576	495,872
MSCI, Inc.	120	39,240
S&P Global, Inc.	1,175	344,134
State Street Corp.	3,654	230,348
T. Rowe Price Group, Inc.	560	64,753

		2,109,260

Chemicals - 1.0%
Air Products & Chemicals, Inc.	610	137,604

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp.	1,941	$ 161,239
Dow, Inc. (A)	3,748	137,514
DuPont de Nemours, Inc.	2,215	104,149
Eastman Chemical Co.	4,196	253,900
Linde PLC	1,070	196,869
LyondellBasell Industries NV, Class A	1,422	82,405

		1,073,680

Commercial Services & Supplies - 0.1%
Cintas Corp.	290	64,331

Communications Equipment - 0.2%
Cisco Systems, Inc.	5,227	221,520
Motorola Solutions, Inc.	280	40,267

		261,787

Consumer Finance - 0.4%
American Express Co.	3,526	321,748
Capital One Financial Corp.	2,586	167,469

		489,217

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,740	192,079
Crown Holdings, Inc. (A)	2,048	131,912
Packaging Corp. of America	551	53,254
WestRock Co.	2,465	79,348

		456,593

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc. (C)	1,120	18,648

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	5,805	1,087,625
Voya Financial, Inc.	3,126	141,201

		1,228,826

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	14,300	821,535

Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,740	144,611
Duke Energy Corp.	2,580	218,423
Entergy Corp.	4,205	401,619
Evergy, Inc.	890	52,003
NextEra Energy, Inc.	3,092	714,623
Southern Co.	2,420	137,287
Xcel Energy, Inc.	2,093	133,031

		1,801,597

Electrical Equipment - 0.6%
Eaton Corp. PLC	5,547	463,175
Emerson Electric Co.	2,982	170,063

		633,238

Electronic Equipment, Instruments & Components - 0.0% (B)
TE Connectivity, Ltd.	200	14,692

Entertainment - 0.7%
Electronic Arts, Inc. (A)	1,118	127,742
Netflix, Inc. (A)	1,521	638,592

		766,334

Equity Real Estate Investment Trusts - 1.2%
Equinix, Inc.	556	375,411
Equity Residential	4,212	274,033
Mid-America Apartment Communities, Inc.	1,119	125,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Prologis, Inc.	4,207	$ 375,391
Realty Income Corp.	600	32,952
Sun Communities, Inc.	390	52,416
UDR, Inc.	830	31,100
Ventas, Inc.	2,203	71,267

		1,337,808

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	1,760	533,280
Kroger Co.	3,260	103,049

		636,329

Food Products - 0.4%
Conagra Brands, Inc.	1,402	46,883
Mondelez International, Inc., Class A	8,306	427,260

		474,143

Health Care Equipment & Supplies - 1.8%
ABIOMED, Inc. (A)	130	24,862
Baxter International, Inc.	4,200	372,876
Boston Scientific Corp. (A)	5,990	224,505
Edwards Lifesciences Corp. (A)	412	89,610
Intuitive Surgical, Inc. (A)	226	115,459
Medtronic PLC	8,187	799,297
Zimmer Biomet Holdings, Inc.	3,698	442,651

		2,069,260

Health Care Providers & Services - 1.9%
Anthem, Inc.	944	265,009
Cigna Corp. (A)	2,204	431,499
DaVita, Inc. (A)	1,070	84,541
McKesson Corp.	2,688	379,680
UnitedHealth Group, Inc.	3,357	981,822

		2,142,551

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	2,151	162,852
Yum! Brands, Inc.	2,450	211,754

		374,606

Household Durables - 0.2%
Lennar Corp., Class A	4,210	210,795

Household Products - 1.1%
Kimberly-Clark Corp.	933	129,202
Procter & Gamble Co.	9,225	1,087,351

		1,216,553

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	5,383	763,848

Insurance - 1.0%
Allstate Corp.	4,325	439,939
AON PLC	400	69,068
Arch Capital Group, Ltd. (A)	1,230	29,557
Arthur J. Gallagher & Co.	795	62,407
Cincinnati Financial Corp.	1,310	86,198
Everest Re Group, Ltd.	120	20,776
Hartford Financial Services Group, Inc.	5,144	195,421
Marsh & McLennan Cos., Inc.	2,500	243,325

		1,146,691

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	948	1,276,671

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (A)	845	$ 1,139,618
Facebook, Inc., Class A (A)	6,800	1,392,028

		3,808,317

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (A)	1,323	3,273,102
Booking Holdings, Inc. (A)	86	127,329
Expedia Group, Inc.	1,839	130,532

		3,530,963

IT Services - 3.9%
Accenture PLC, Class A	2,476	458,530
Automatic Data Processing, Inc.	2,815	412,932
Fiserv, Inc. (A)	1,697	174,893
FleetCor Technologies, Inc. (A)	240	57,900
International Business Machines Corp.	3,760	472,106
Leidos Holdings, Inc.	2,693	266,095
Mastercard, Inc., Class A	4,583	1,260,188
PayPal Holdings, Inc. (A)	6,982	858,786
Visa, Inc., Class A	2,525	451,268

		4,412,698

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	417	133,036
Thermo Fisher Scientific, Inc.	2,358	789,175

		922,211

Machinery - 1.1%
Cummins, Inc.	1,998	326,673
Deere & Co.	1,220	176,973
Otis Worldwide Corp. (A)	1,132	57,630
Parker-Hannifin Corp.	1,882	297,582
Snap-on, Inc.	653	85,079
Stanley Black & Decker, Inc.	2,553	281,341

		1,225,278

Media - 1.6%
Altice USA, Inc., Class A (A)	2,958	76,819
Charter Communications, Inc., Class A (A)	1,458	722,045
Comcast Corp., Class A	18,285	688,064
Discovery, Inc., Class A (A) (C)	6,099	136,740
Discovery, Inc., Class C (A)	6,665	136,033

		1,759,701

Metals & Mining - 0.1%
Newmont Corp.	2,238	133,116

Multi-Utilities - 0.4%
Ameren Corp.	1,640	119,310
CMS Energy Corp.	3,153	180,005
Sempra Energy	780	96,603

		395,918

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	1,620	129,065
Target Corp.	3,167	347,547

		476,612

Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (A)	1,710	79,840
Chevron Corp.	8,059	741,428
Diamondback Energy, Inc.	2,422	105,454
EOG Resources, Inc.	6,591	313,138
Exxon Mobil Corp.	2,520	117,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	4,847	$ 155,492
ONEOK, Inc.	4,748	142,108
Phillips 66	810	59,268
Pioneer Natural Resources Co.	3,063	273,556
Williams Cos., Inc.	3,400	65,858

		2,053,246

Pharmaceuticals - 3.0%
Allergan PLC	881	165,047
Bristol-Myers Squibb Co.	12,479	758,848
Eli Lilly & Co.	4,292	663,715
Johnson & Johnson	4,909	736,546
Merck & Co., Inc.	11,229	890,909
Pfizer, Inc.	4,592	176,149

		3,391,214

Professional Services - 0.1%
Verisk Analytics, Inc.	460	70,302

Road & Rail - 0.8%
CSX Corp.	1,950	129,148
Kansas City Southern	372	48,565
Lyft, Inc., Class A (A)	2,113	69,370
Norfolk Southern Corp.	3,123	534,345
Union Pacific Corp.	861	137,579

		919,007

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (A)	3,097	162,252
Analog Devices, Inc.	4,628	507,229
Intel Corp.	2,763	165,725
Lam Research Corp.	1,240	316,547
Microchip Technology, Inc.	1,510	132,472
Micron Technology, Inc. (A)	4,110	196,828
NVIDIA Corp.	1,537	449,234
NXP Semiconductors NV	2,806	279,393
Qorvo, Inc. (A)	1,690	165,671
QUALCOMM, Inc.	1,750	137,673
Teradyne, Inc.	2,029	126,894
Texas Instruments, Inc.	5,832	676,920

		3,316,838

Software - 5.2%
Fortinet, Inc. (A)	400	43,096
Intuit, Inc.	2,004	540,699
Microsoft Corp.	25,081	4,494,766
salesforce.com, Inc. (A)	4,268	691,203
Workday, Inc., Class A (A)	710	109,269

		5,879,033

Specialty Retail - 2.1%
AutoZone, Inc. (A)	308	314,258
Best Buy Co., Inc.	4,667	358,099
Home Depot, Inc.	3,058	672,240
Lowe’s Cos., Inc.	4,738	496,305
Ross Stores, Inc.	2,360	215,610
TJX Cos., Inc.	6,296	308,819

		2,365,331

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	12,569	3,692,772
HP, Inc.	9,487	147,144

		3,839,916

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	440	$ 34,408
NIKE, Inc., Class B	5,179	451,505
Ralph Lauren Corp.	1,010	74,518

		560,431

Tobacco - 0.9%
Altria Group, Inc.	10,045	394,266
Philip Morris International, Inc.	7,735	577,031

		971,297

Trading Companies & Distributors - 0.0% (B)
HD Supply Holdings, Inc. (A)	1,350	40,068

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	4,931	432,942

Total Common Stocks (Cost $59,278,060)		67,663,449

PREFERRED STOCK - 0.0% (B)
Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,680

Total Preferred Stock (Cost $8,784)		7,680

	Principal	Value
ASSET-BACKED SECURITIES - 3.0%
BlueMountain CLO, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 2.07% (D), 07/18/2027 (E)	$ 248,385	242,722
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	40,945	39,477
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	39,163	38,812
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 2.35% (D), 10/18/2030 (E)	250,000	243,881
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	145,884	154,321
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	148,837	151,991
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	81,683	81,247
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	24,612	24,130
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	25,701	25,073

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	$ 380,000	$ 361,939
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	100,000	96,617
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.33% (D), 01/20/2031 (E)	200,000	190,015
Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 08/15/2051 (E)	118,000	116,933
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	97,104	93,359
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	135,181	128,965
Palmer Square CLO, Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.24% (D), 07/20/2030 (E)	250,000	241,373
Sierra Timeshare Receivables Funding LLC Series 2016-2A, Class A, 2.33%, 07/20/2033 (E)	15,615	15,257
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	116,873	112,960
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	47,843	47,926
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	51,513	51,435
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	48,899	49,013
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	99,245	99,779
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	53,810	53,975
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	3,052	3,084
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	117,518	119,565
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	185,836	192,757
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	105,081	107,432
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	145,000	144,659
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	27,281	26,483
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	66,857	64,236

Total Asset-Backed Securities (Cost $3,376,277)		3,319,416

	Principal	Value
CORPORATE DEBT SECURITIES - 14.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.40%, 04/15/2030 (E)	$ 41,000	$ 44,380
Boeing Co.
3.50%, 03/01/2039	91,000	73,192
5.15%, 05/01/2030	85,000	85,000
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025 (E)	36,000	37,849
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	49,000	50,021

		290,442

Airlines - 0.4%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	27,569	24,289
3.20%, 12/15/2029	53,990	49,547
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	238,667	228,550
JetBlue Pass-Through Trust 2.75%, 11/15/2033	87,000	76,539
United Airlines Pass-Through Trust Series A, 3.75%, 03/03/2028	114,856	100,634

		479,559

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	83,000	84,432

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026 (C)	63,000	49,927
General Motors Co.
4.88%, 10/02/2023	23,000	22,671
6.25%, 10/02/2043	15,000	13,130

		85,728

Banks - 2.2%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	237,000	252,916
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	63,000	67,616
Barclays Bank PLC 10.18%, 06/12/2021 (E)	147,000	157,534
CIT Group, Inc. 4.13%, 03/09/2021	10,000	9,825
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (D), 10/27/2028	212,000	225,847
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	280,864
Credit Agricole SA 3.25%, 01/14/2030 (C) (E)	250,000	253,081
Credit Suisse AG 2.80%, 04/08/2022	262,000	268,210
Discover Bank 3.45%, 07/27/2026	250,000	248,681
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	65,000	64,982

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (D), 04/22/2041	$ 97,000	$ 100,669
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	126,000	134,524
4.13%, 12/15/2026	124,000	137,022
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	167,000	180,402
Fixed until 06/15/2024 (F), 5.90% (C) (D)	40,000	40,600

		2,422,773

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	65,000	69,643
4.15%, 01/23/2025 (C)	37,000	41,196
4.44%, 10/06/2048	57,000	61,987
4.75%, 01/23/2029	78,000	90,236
Constellation Brands, Inc.
3.15%, 08/01/2029 (C)	40,000	41,389
3.70%, 12/06/2026	16,000	17,018
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	56,000	59,659
Pernod Ricard SA 5.75%, 04/07/2021 (E)	128,000	132,735

		513,863

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	50,243
4.05%, 11/21/2039 (E)	40,000	44,366
Amgen, Inc. 2.20%, 02/21/2027	65,000	66,734
Biogen, Inc. 2.25%, 05/01/2030	84,000	83,886
Gilead Sciences, Inc. 4.15%, 03/01/2047	24,000	30,251

		275,480

Building Products - 0.1%
Carrier Global Corp. 2.72%, 02/15/2030 (E)	74,000	69,944

Capital Markets - 0.8%
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	91,000	94,956
6.75%, 10/01/2037	66,000	90,139
Lazard Group LLC 4.50%, 09/19/2028	94,000	99,175
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	81,000	82,770
3.70%, 10/23/2024, MTN	127,000	137,024
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	20,000	21,964
5.00%, 11/24/2025	60,000	67,781
State Street Corp. Fixed until 03/30/2022, 2.83% (D), 03/30/2023 (E)	54,000	55,495

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG 7.63%, 08/17/2022	$ 250,000	$ 270,000

		919,304

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	111,000	114,270
Waste Connections, Inc. 2.60%, 02/01/2030	57,000	57,961

		172,231

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	92,000	92,690

Construction & Engineering - 0.5%
SBA Tower Trust
2.84%, 01/15/2025 (E)	300,000	305,513
2.88%, 07/15/2046 (E)	58,000	58,261
3.17%, 04/09/2047 (E)	110,000	111,504
3.45%, 03/15/2048 (E)	78,000	79,221

		554,499

Construction Materials - 0.3%
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (E)	200,000	205,331
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	81,000	84,137
4.25%, 12/15/2047 (C)	24,000	24,492

		313,960

Consumer Finance - 0.1%
Ally Financial, Inc. 3.88%, 05/21/2024	52,000	51,090
American Express Co. 4.05%, 12/03/2042	40,000	49,058
BMW US Capital LLC 2.80%, 04/11/2026 (E)	65,000	65,675
Discover Financial Services 3.75%, 03/04/2025	1,000	1,011

		166,834

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	13,000	15,414

Diversified Financial Services - 0.1%
Aviation Capital Group LLC 7.13%, 10/15/2020 (E)	120,000	108,061
Kaupthing Bank 7.63%, 02/28/2020 (E) (G) (H) (I) (J)	710,000	0

		108,061

Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3.40%, 05/15/2025	103,000	109,080
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	40,000	40,299
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	74,000	76,848
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	60,000	60,027
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	28,904

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.50%, 11/01/2024	$ 107,000	$ 116,868
5.50%, 03/16/2047	148,000	214,313

		646,339

Electric Utilities - 0.7%
Appalachian Power Co. 3.40%, 06/01/2025	86,000	90,853
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	34,000	42,730
DTE Electric Co. 4.30%, 07/01/2044	81,000	102,466
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	176,000	199,233
Duke Energy Progress LLC 3.60%, 09/15/2047	64,000	73,798
Entergy Arkansas LLC 3.70%, 06/01/2024	48,000	51,834
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	8,000	8,411
5.30%, 06/01/2042	20,000	28,731
PacifiCorp.
3.60%, 04/01/2024	61,000	65,932
5.75%, 04/01/2037	20,000	27,523
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	49,000	52,612

		744,123

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 2.80%, 02/15/2030	63,000	62,914
Arrow Electronics, Inc. 3.88%, 01/12/2028	83,000	83,055
Keysight Technologies, Inc. 4.60%, 04/06/2027	86,000	96,244

		242,213

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	90,000	86,557
Schlumberger Investment SA 3.65%, 12/01/2023	26,000	26,448

		113,005

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/15/2048 (E)	120,000	128,662
Camden Property Trust 2.80%, 05/15/2030	50,000	51,859
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	61,000	59,561
Equinix, Inc. 5.38%, 05/15/2027	64,000	68,365
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	53,000	49,070
Healthpeak Properties, Inc. 3.50%, 07/15/2029	46,000	46,000
Highwoods Realty, LP 3.05%, 02/15/2030	68,000	64,350
Kilroy Realty, LP 4.25%, 08/15/2029	80,000	81,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Life Storage, LP 4.00%, 06/15/2029	$ 47,000	$ 48,947
ProLogis, LP 2.13%, 04/15/2027	30,000	30,324
Service Properties Trust 5.00%, 08/15/2022	83,000	75,966
WEA Finance LLC 4.13%, 09/20/2028 (E)	84,000	81,082
Weyerhaeuser Co. 4.00%, 04/15/2030	69,000	74,117

		860,157

Food & Staples Retailing - 0.2%
Sysco Corp. 3.30%, 07/15/2026	64,000	63,991
Walmart, Inc. 3.63%, 12/15/2047	107,000	131,542

		195,533

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.75%, 11/30/2026	20,000	23,087
Boston Scientific Corp. 4.70%, 03/01/2049	66,000	82,585

		105,672

Health Care Providers & Services - 0.5%
Anthem, Inc. 2.25%, 05/15/2030	61,000	60,715
Centene Corp. 3.38%, 02/15/2030 (E)	60,000	60,450
Cigna Corp. 2.40%, 03/15/2030	61,000	61,656
CVS Health Corp.
2.13%, 06/01/2021	19,000	19,155
3.75%, 04/01/2030	86,000	95,533
4.10%, 03/25/2025	23,000	25,371
HCA, Inc.
4.13%, 06/15/2029	28,000	30,290
5.25%, 04/15/2025	16,000	17,859
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	91,000	93,674
Quest Diagnostics, Inc. 4.20%, 06/30/2029	92,000	104,164

		568,867

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	74,000	76,071

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.75%, 12/01/2027	72,000	73,523
General Electric Co. 6.88%, 01/10/2039, MTN	16,000	19,917

		93,440

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	56,000	60,903
4.25%, 03/15/2029	46,000	50,383

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
CNA Financial Corp. 3.90%, 05/01/2029	$ 52,000	$ 54,085
Markel Corp. 3.35%, 09/17/2029	154,000	158,646
Progressive Corp. 3.20%, 03/26/2030	35,000	39,095
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	143,000	150,332
3.95%, 09/15/2026	68,000	72,960

		586,404

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024	200,000	213,266
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (E)	97,000	101,647

		314,913

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. 3.60%, 06/01/2026	40,000	41,799
Expedia Group, Inc.
3.25%, 02/15/2030	40,000	33,387
3.80%, 02/15/2028	65,000	56,385

		131,571

IT Services - 0.1%
Fidelity National Information Services, Inc. 3.75%, 05/21/2029 (C)	34,000	38,167
Fiserv, Inc. 3.50%, 07/01/2029 (C)	63,000	69,075

		107,242

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	36,000	49,813

Machinery - 0.0% (B)
Oshkosh Corp. 3.10%, 03/01/2030	18,000	17,397

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	44,000	49,528
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (C) (E)	35,000	32,886
NBCUniversal Media LLC 4.45%, 01/15/2043	38,000	46,892

		129,306

Metals & Mining - 0.2%
Anglo American Capital PLC 4.00%, 09/11/2027 (E)	200,000	199,705
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	45,000	45,036

		244,741

Multi-Utilities - 0.2%
Black Hills Corp. 4.25%, 11/30/2023	71,000	76,011
CMS Energy Corp.
3.88%, 03/01/2024	17,000	18,189
4.88%, 03/01/2044	26,000	33,480

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Energy, Inc. 2.58%, 07/01/2020	$ 63,000	$ 63,019
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	6,000	6,169

		196,868

Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC 3.12%, 05/04/2026	174,000	178,374
Energy Transfer Operating, LP
5.15%, 03/15/2045	133,000	118,111
5.95%, 10/01/2043	28,000	26,403
Enterprise Products Operating LLC 4.25%, 02/15/2048	104,000	104,268
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	52,000	54,595
Nexen, Inc. 5.88%, 03/10/2035	10,000	13,698
Noble Energy, Inc. 3.25%, 10/15/2029	108,000	78,265
Occidental Petroleum Corp. 5.55%, 03/15/2026	62,000	47,963
Petroleos Mexicanos
6.84%, 01/23/2030 (E)	139,000	109,462
7.69%, 01/23/2050 (C) (E)	17,000	12,495
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	98,000	83,529
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	41,000	40,123
Shell International Finance BV
2.50%, 09/12/2026 (C)	103,000	106,412
3.75%, 09/12/2046	30,000	32,299
Western Midstream Operating, LP 4.05%, 02/01/2030	37,000	33,763
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	29,044
7.88%, 09/01/2021	26,000	27,638

		1,096,442

Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	65,000	66,664
4.00%, 01/17/2029 (C)	25,000	29,421
4.38%, 08/17/2048	34,000	45,793
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	200,000	226,468
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (E)	38,000	41,935
Merck & Co., Inc. 3.40%, 03/07/2029	41,000	47,284

		457,565

Professional Services - 0.2%
Equifax, Inc. 2.60%, 12/01/2024	52,000	52,745
Experian Finance PLC 2.75%, 03/08/2030 (E)	200,000	199,665

		252,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.2%
Avolon Holdings Funding, Ltd. 4.38%, 05/01/2026 (E)	$ 120,000	$ 102,834
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	13,000	13,682
3.75%, 04/01/2024 (C)	8,000	8,725
CSX Corp. 3.80%, 11/01/2046 - 04/15/2050	74,000	84,050

		209,291

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp. 2.88%, 05/11/2024	68,000	72,789
KLA Corp. 3.30%, 03/01/2050	56,000	54,774
Lam Research Corp.
1.90%, 06/15/2030	48,000	47,842
3.75%, 03/15/2026	70,000	78,384
Micron Technology, Inc. 2.50%, 04/24/2023	31,000	31,556
NVIDIA Corp. 2.85%, 04/01/2030	60,000	65,375
NXP BV / NXP Funding LLC / NXP USA Co. 3.40%, 05/01/2030	30,000	29,990
QUALCOMM, Inc. 3.25%, 05/20/2027	82,000	89,546
Sensata Technologies, Inc., Co. 4.38%, 02/15/2030 (E)	50,000	48,500

		518,756

Software - 0.1%
Adobe, Inc. 2.15%, 02/01/2027	61,000	63,925
Microsoft Corp. 3.30%, 02/06/2027 (C)	40,000	45,137

		109,062

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85%, 02/23/2023	83,000	87,609
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	60,000	65,158
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	55,000	57,912
Western Digital Corp. 4.75%, 02/15/2026 (C)	120,000	122,511

		333,190

Tobacco - 0.2%
Altria Group, Inc. 4.80%, 02/14/2029	58,000	64,919
BAT Capital Corp.
3.22%, 08/15/2024	86,000	89,257
4.70%, 04/02/2027	65,000	71,694

		225,870

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (E)	48,000	49,749

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.13%, 07/16/2022	$ 200,000	$ 204,195
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	42,148
3.72%, 07/15/2043 (E)	105,000	109,071
Sprint Corp. 7.88%, 09/15/2023	42,000	47,202
T-Mobile USA, Inc. 3.88%, 04/15/2030 (E)	82,000	89,989

		492,605

Total Corporate Debt Securities (Cost $15,372,767)		15,733,829

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.2%
Colombia Government International Bond 4.50%, 01/28/2026	200,000	204,002

Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	200,000	215,608

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	116,000	112,172

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	100,000	125,001

Total Foreign Government Obligations (Cost $651,930)		656,783

MORTGAGE-BACKED SECURITIES - 4.4%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	167,827	99,266
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	139,959
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	313,021
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	245,000	244,843
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	24,969	26,200
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	68,819
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	153,280
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	51,484	52,478
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	75,285	76,459
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	125,806

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	$ 100,000	$ 99,328
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	321,247
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	100,000	97,285
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	130,142
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 2.29% (D), 12/27/2035 (E)	90,739	89,968
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	150,000	137,259
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 4.27% (D), 03/18/2035	49,167	45,099
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	265,792
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 1.29% (D), 10/25/2034	33,491	31,662
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.58% (D), 08/25/2037	110,190	83,903
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1-Month LIBOR + 0.64%, 1.13% (D), 10/25/2028	21,228	19,860
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	360,000	357,280
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	91,466	90,614
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 2.21% (D), 08/15/2034 (E)	333,016	287,909
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	55,092	55,760
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	26,470	27,023
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	66,865	68,306
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	47,485	48,480
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	45,581	46,275
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	96,037	100,587

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	$ 162,765	$ 170,585
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	63,541	66,978
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	217,404	220,839
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	202,801	205,506
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	195,000	202,152
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	130,000	97,349
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 1.42% (D), 01/19/2034	53,546	49,154
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	225,000	227,866

Total Mortgage-Backed Securities (Cost $5,121,657)		4,944,339

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	15,000	24,769
State of California, General Obligation Unlimited
7.30%, 10/01/2039	50,000	79,274
7.60%, 11/01/2040	55,000	94,791
7.95%, 03/01/2036	10	10
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	10,000	13,567

		212,411

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	10,000	13,306

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	14,000	21,986

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	15,000	18,196
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	15,000	22,934

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	$ 10,000	$ 12,834
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	20,000	26,369

		80,333

Total Municipal Government Obligations (Cost $283,436)		328,036

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.90%, 3.90% (D), 02/01/2041	4,378	4,522
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	136,188	144,541
3.01%, 07/25/2025	188,000	205,301
3.06% (D), 07/25/2023 - 08/25/2024	455,000	488,740
Federal National Mortgage Association
3.33% (D), 10/25/2023	45,156	48,094
3.50%, 11/01/2028 - 01/01/2029	67,805	72,760
12-Month LIBOR + 1.75%, 3.75% (D), 03/01/2041	2,385	2,401
12-Month LIBOR + 1.82%, 3.82% (D), 03/01/2041	1,729	1,743
4.00%, 10/01/2025 - 07/01/2026	19,119	20,244
4.50%, 02/01/2025	2,498	2,673
5.00%, 04/01/2039 - 11/01/2039	111,525	127,481
5.50%, 09/01/2036 - 12/01/2041	207,459	239,128
6.00%, 05/01/2038 - 04/01/2040	112,295	129,934
6.50%, 05/01/2040	31,511	36,818
Government National Mortgage Association, Interest Only STRIPS 0.79% (D), 02/16/2053	160,598	6,995
Uniform Mortgage-Backed Security
2.50%, TBA (K)	451,000	471,559
3.00%, TBA (K)	2,778,000	2,932,265
3.50%, TBA (K)	2,444,000	2,582,454
4.00%, TBA (K)	790,000	841,442

Total U.S. Government Agency Obligations (Cost $8,290,736)		8,359,095

U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury - 7.0%
U.S. Treasury Bond
2.25%, 08/15/2046	95,000	115,603
2.38%, 11/15/2049 (C)	100,000	127,043
2.50%, 02/15/2045 - 05/15/2046	514,000	649,828
2.75%, 08/15/2042 - 11/15/2047	524,500	690,209
2.75%, 08/15/2047 (C)	140,000	187,502
2.88%, 08/15/2045 - 05/15/2049	327,000	447,709
3.00%, 05/15/2042 (C)	139,000	188,008
3.00%, 08/15/2048	108,100	152,459
3.13%, 05/15/2048	17,000	24,438

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
3.63%, 02/15/2044	$ 1,105,300	$ 1,649,790
4.50%, 02/15/2036	314,000	485,903
4.75%, 02/15/2037	467,000	753,275
5.25%, 02/15/2029	177,000	248,284
U.S. Treasury Note
1.13%, 06/30/2021 - 09/30/2021	255,000	258,137
1.50%, 08/15/2026 - 02/15/2030	342,300	367,849
1.63%, 08/15/2029	108,000	118,003
1.75%, 05/15/2023	204,000	213,228
1.88%, 11/30/2021 (C)	155,000	159,123
2.00%, 02/28/2021	166,000	168,542
2.25%, 11/15/2027	189,300	213,362
2.38%, 05/15/2029	65,000	75,161
2.88%, 05/15/2028	162,200	191,706
3.13%, 11/15/2028	249,500	302,402

		7,787,564

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	88,903	103,588
2.50%, 01/15/2029	328,560	412,411
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	955,638	981,264

		1,497,263

Total U.S. Government Obligations (Cost $7,804,082)		9,284,827

COMMERCIAL PAPER - 5.7%
Banks - 1.7%
Banco Santander Chile 1.86% (L), 05/13/2020	475,000	474,710
Bedford Row Funding Corp. 1.66% (L), 05/12/2020	250,000	249,875
Concord Minutemen Capital Co. 1.70% (L), 05/05/2020	325,000	324,940
NATIXIS 1.73% (L), 05/04/2020	474,000	473,933
Sumitomo Mitsui Brokerage Corp. 0.74% (L), 07/21/2020	400,000	399,343

		1,922,801

Capital Markets - 0.2%
Intercontinental Exchange, Inc. 1.75% (L), 05/11/2020	250,000	249,880

Diversified Financial Services - 3.2%
Anglesea Funding PLC 1.73% (L), 05/04/2020	300,000	299,957
Bennington Stark Capital Co. LLC 1.67% (L), 05/19/2020	450,000	449,631
Chariot Funding LLC 1.27% (L), 07/07/2020	265,000	264,384
GlaxoSmithKline Finance PLC 1.14% (L), 05/29/2020	300,000	299,739
Liberty Funding LLC 1.12% (L), 06/05/2020	325,000	324,652
LMA Americas LLC 0.73% (L), 07/07/2020	300,000	299,598
Ridgefield Funding Co. 1.17% (L), 07/13/2020	400,000	399,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivable 1.66% (L), 05/20/2020	$ 450,000	$ 449,613
Thunder Bay Funding LLC 1.68% (L), 05/08/2020	363,000	362,884
Victory Receivables 1.17% (L), 07/09/2020	425,000	424,063

		3,573,588

Equity Real Estate Investment Trusts - 0.2%
Simon Property Group 1.07% (L), 05/29/2020	250,000	249,796

Health Care Providers & Services - 0.4%
United Healthcare Co. 1.22% (L), 06/10/2020	400,000	399,467

Total Commercial Paper (Cost $6,395,532)		6,395,532

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bill
0.09% (L), 07/02/2020	$ 125,000	$ 124,981
0.23% (L), 06/11/2020	200,000	199,944
1.55% (L), 05/07/2020	125,000	124,968

Total Short-Term U.S. Government Obligations (Cost $449,893)		449,893

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (L)	1,098,109	1,098,109

Total Other Investment Company (Cost $1,098,109)		1,098,109

Total Investments (Cost $108,131,263)		118,240,988
Net Other Assets (Liabilities) - (5.4)%		(6,094,212)

Net Assets - 100.0%		$ 112,146,776

FUTURES CONTRACTS:

Long Futures Contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	9	06/19/2020	$1,078,593	$1,306,080	$227,487	$—

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Common Stocks	$67,663,449	$—	$—	$67,663,449
Preferred Stock	7,680	—	—	7,680
Asset-Backed Securities	—	3,319,416	—	3,319,416
Corporate Debt Securities	—	15,733,829	0	15,733,829
Foreign Government Obligations	—	656,783	—	656,783
Mortgage-Backed Securities	—	4,944,339	—	4,944,339
Municipal Government Obligations	—	328,036	—	328,036
U.S. Government Agency Obligations	—	8,359,095	—	8,359,095
U.S. Government Obligations	—	9,284,827	—	9,284,827
Commercial Paper	—	6,395,532	—	6,395,532
Short-Term U.S. Government Obligations	—	449,893	—	449,893
Other Investment Company	1,098,109	—	—	1,098,109

Total Investments	$68,769,238	$49,471,750	$0	$118,240,988

Other Financial Instruments
Futures Contracts (O)	$227,487	$—	$—	$227,487

Total Other Financial Instruments	$227,487	$—	$—	$227,487

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,687,858, collateralized by cash collateral of $1,098,109 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $624,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $11,854,169, representing 10.6% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Rounds to less than $1 or $(1).
(H)	Security deemed worthless.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at April 30, 2020.
(M)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.7%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 752,430	$ 798,439
Avid Automobile Receivables Trust Series 2019-1, Class A, 2.62%, 02/15/2024 (A)	1,333,411	1,312,000
Battalion CLO XII, Ltd. Series 2018-12A, Class A1, 3-Month LIBOR + 1.07%, 2.76% (B), 05/17/2031 (A)	2,500,000	2,356,978
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A2R, 3-Month LIBOR + 1.20%, 2.34% (B), 07/18/2027 (A)	525,000	494,783
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (A)	235,435	226,995
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	1,078,758	1,069,102
CARS-DB4, LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,217,066	1,163,186
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	6,010,000	5,777,379
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 2.35% (B), 10/18/2030 (A)	5,000,000	4,877,615
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 2.72% (B), 04/15/2030 (A)	7,030,000	6,534,554
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,588
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 0.77% (B), 09/25/2036	518,676	509,084
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (A)	1,948,733	1,856,444
ExteNet LLC Series 2019-1A, Class A2, 3.20%, 07/26/2049 (A)	2,765,000	2,614,951
GSAA Home Equity Trust Series 2006-1, Class A3, 1-Month LIBOR + 0.33%, 0.82% (B), 01/25/2036	1,327,878	760,665
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	1,100,000	1,032,267
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	1,506,000	1,390,831
Series 2019-3A, Class B,
3.03%, 12/26/2025 (A)	4,975,000	4,187,513
Hilton Grand Vacations Trust Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	1,189,891	1,107,432

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IV, Ltd. Series 2014-4A, Class A2R, 3-Month LIBOR + 1.35%, 2.57% (B), 07/15/2026 (A)	$ 4,400,000	$ 4,290,915
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	601,716	626,416
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	1,567,739	1,702,016
Lehman XS Trust Series 2005-8, Class 1A3, 1-Month LIBOR + 0.35%, 0.84% (B), 12/25/2035	1,152,553	1,107,621
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 2.56% (B), 04/15/2029 (A)	7,005,554	6,767,561
Mountain View CLO, Ltd. Series 2014-1A, Class BRR, 3-Month LIBOR + 1.45%, 2.67% (B), 10/15/2026 (A)	2,000,000	1,923,092
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,767,300	1,564,698
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	3,539,750	3,356,614
NADG NNN Operating, LP Series 2019-1, Class A, 3.37%, 12/28/2049 (A)	5,440,917	5,180,390
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	9,790,000	9,324,699
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	11,475,000	11,086,815
Series 2019-T3, Class CT3,
2.71%, 09/15/2052 (A)	2,000,000	1,934,718
Series 2019-T4, Class BT4,
2.46%, 10/15/2051 (A)	600,000	587,220
Series 2019-T4, Class CT4,
2.51%, 10/15/2051 (A)	3,000,000	2,879,837
Series 2019-T4, Class DT4,
2.80%, 10/15/2051 (A)	4,250,000	4,069,647
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	905,000	875,036
Series 2019-T1, Class BT1,
2.84%, 07/15/2052 (A)	3,255,000	3,161,630
Series 2019-T1, Class DT1,
3.33%, 07/15/2052 (A)	4,732,000	4,602,626
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	3,542,000	3,534,623
Series 2019-T1, Class BT1,
2.66%, 08/15/2050 (A)	467,000	464,733

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust (continued)
Series 2019-T1, Class CT1,
2.81%, 08/15/2050 (A)	$ 583,000	$ 580,173
Series 2019-T1, Class DT1,
3.11%, 08/15/2050 (A)	636,000	632,923
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	3,574,000	3,541,694
Series 2019-T2, Class BT2,
2.65%, 08/15/2051 (A)	800,000	792,739
Series 2019-T2, Class CT2,
2.75%, 08/15/2051 (A)	1,172,000	1,161,369
Series 2019-T2, Class DT2,
3.04%, 08/15/2051 (A)	1,373,000	1,360,569
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	194,084	192,779
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	559,084	537,521
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,089,584	1,018,442
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	711,478	678,762
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	711,474	653,592
OZLM Funding IV, Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 2.80% (B), 10/22/2030 (A)	3,750,000	3,452,351
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,416,355	1,381,392
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,523,250	1,440,058
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,111,404	1,075,114
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,584,618	1,532,930
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	1,607,775	1,535,275
Small Business Lending Trust Series 2019-A, Class A, 2.85%, 07/15/2026 (A)	3,820,784	3,767,284
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	205,446	205,234
Soundview Home Loan Trust Series 2006-3, Class A3, 1-Month LIBOR + 0.16%, 0.65% (B), 11/25/2036	836,192	818,834
SPS Servicer Advanced Receivables Trust
Series 2019-T1, Class DT1,
2.63%, 10/15/2051 (A)	900,000	888,123
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (A)	7,215,000	7,055,066
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	4,355,325	4,285,178
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,048,125	999,838

	Principal	Value
ASSET-BACKED SECURITIES (continued)
STORE Master Funding I-VII and XIV Series 2019-1, Class A3, 3.32%, 11/20/2049 (A)	$ 1,140,619	$ 1,025,098
STORE Master Funding LLC Series 2013-3A, Class A2, 5.21%, 11/20/2043 (A)	775,327	778,064
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.94% (B), 07/20/2027 (A)	2,443,074	2,375,325
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 2.44% (B), 07/20/2027 (A)	1,440,000	1,353,087
TICP CLO III, Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 2.49% (B), 04/20/2028 (A)	1,250,000	1,178,643
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	270,142	269,385
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	2,203,243	2,215,103
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,158,529	1,162,086
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,159,642	1,168,671
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,435,152	2,460,451
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,263,838	4,340,163
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	7,912,895	8,207,587
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	3,076,260	3,147,693
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	13,703,300	14,247,264
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2, 3.73%, 03/15/2022 (A)	3,090,000	3,155,069
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (A)	3,100,000	3,092,720
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	913,667	887,852
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	528,788	520,906
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,702,878	1,612,385
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 2.72% (B), 10/20/2028 (A)	4,975,000	4,577,587
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 2.76% (B), 10/20/2029 (A)	4,000,000	3,689,720

Total Asset-Backed Securities (Cost $213,165,007)		208,169,812

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 50.4%
Aerospace & Defense - 0.8%
BAE Systems PLC 3.40%, 04/15/2030 (A)	$ 1,460,000	$ 1,580,354
Boeing Co.
5.15%, 05/01/2030	3,026,000	3,026,000
5.93%, 05/01/2060	3,177,000	3,177,000
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025 (A)	1,254,000	1,318,420
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	1,597,000	1,630,294
Northrop Grumman Corp. 3.20%, 02/01/2027	738,000	797,192

		11,529,260

Airlines - 1.2%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	558,192	542,135
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,580,645	2,273,583
3.70%, 04/01/2028	1,318,957	1,080,102
4.00%, 01/15/2027	2,033,899	1,756,293
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	70,176	65,461
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,513,992
4.75%, 11/07/2021	966,898	966,201
6.82%, 02/10/2024	1,288,484	1,233,865
JetBlue Pass-Through Trust 2.75%, 11/15/2033	2,848,000	2,505,562
United Airlines Holdings, Inc.
4.25%, 10/01/2022	1,500,000	1,243,050
4.88%, 01/15/2025 (C)	1,500,000	1,095,000
United Airlines Pass-Through Trust
2.70%, 11/01/2033	1,051,000	924,559
Series A,
3.75%, 03/03/2028	1,540,117	1,349,415
4.15%, 02/25/2033	2,133,194	1,895,296
US Airways Pass-Through Trust 3.95%, 05/15/2027	287,038	234,013

		18,678,527

Auto Components - 0.3%
Panther BF Aggregator 2, LP / Panther Finance Co., Inc. 6.25%, 05/15/2026 (A) (C)	3,308,000	3,329,502
Weichai International Hong Kong Energy Group Co., Ltd. Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,568,740

		4,898,242

Automobiles - 0.3%
Ford Motor Co.
8.50%, 04/21/2023	1,203,000	1,186,459
9.00%, 04/22/2025	1,203,000	1,171,421
General Motors Co. 6.25%, 10/02/2043	2,723,000	2,383,525

		4,741,405

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 8.3%
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	$ 6,296,000	$ 6,757,322
Fixed until 03/20/2050, 4.08% (B), 03/20/2051, MTN	3,860,000	4,635,111
5.88%, 02/07/2042, MTN	891,000	1,289,914
Barclays Bank PLC 10.18%, 06/12/2021 (A)	3,458,000	3,705,791
Barclays PLC
Fixed until 02/15/2022, 4.61% (B), 02/15/2023	1,317,000	1,368,408
5.20%, 05/12/2026	4,372,000	4,702,392
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	4,339,094
6.50%, 03/10/2021 (A)	1,105,000	1,124,349
6.75%, 09/30/2022 (A)	1,500,000	1,556,250
BNP Paribas SA Fixed until 03/14/2022 (D), 6.75% (A) (B) (C)	2,429,000	2,392,565
BPCE SA
3.50%, 10/23/2027 (A)	2,046,000	2,143,711
4.50%, 03/15/2025 (A)	3,603,000	3,794,310
CIT Bank NA Fixed until 09/27/2024, 2.97% (B), 09/27/2025	3,010,000	2,648,800
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	1,000	1,051
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	6,059,000	6,454,757
Fixed until 09/12/2024 (D), 5.00% (B)	2,894,000	2,631,529
Commerzbank AG 8.13%, 09/19/2023 (A)	2,891,000	3,184,224
Credit Agricole SA
2.38%, 01/22/2025 (A)	6,243,000	6,362,595
3.25%, 01/14/2030 (A) (C)	4,842,000	4,901,680
Credit Suisse AG
2.80%, 04/08/2022	3,675,000	3,762,108
6.50%, 08/08/2023 (A)	3,070,000	3,236,812
Danske Bank A/S Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,009,149
Discover Bank
3.45%, 07/27/2026	2,949,000	2,933,438
4.65%, 09/13/2028	2,953,000	3,098,164
HBOS PLC 6.00%, 11/01/2033 (A) (C)	2,303,000	2,922,524
HSBC Holdings PLC Fixed until 09/17/2024 (D), 6.38% (B)	3,343,000	3,255,246
ING Bank NV 5.80%, 09/25/2023 (A)	963,000	1,053,564
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (A)	2,974,000	2,922,645
5.02%, 06/26/2024 (A)	595,000	594,830

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	$ 2,603,000	$ 2,639,564
4.13%, 12/15/2026	4,486,000	4,957,105
Fixed until 02/01/2025 (D), 4.60% (B)	5,603,000	5,025,891
Lloyds Banking Group PLC Fixed until 07/09/2024, 3.87% (B), 07/09/2025	2,636,000	2,773,363
National Australia Bank, Ltd. Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A) (C)	4,905,000	5,100,817
Synovus Bank Fixed until 02/10/2022, 2.29% (B), 02/10/2023	2,850,000	2,816,245
Truist Financial Corp. Fixed until 09/01/2024 (D), 4.80% (B) (C)	4,485,000	4,192,847
UniCredit SpA 6.57%, 01/14/2022 (A)	2,283,000	2,354,732
Wells Fargo & Co. Fixed until 04/04/2030, 4.48% (B), 04/04/2031, MTN	4,930,000	5,721,775
Wells Fargo Bank NA 5.95%, 08/26/2036	459,000	617,242

		126,981,914

Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	1,543,000	1,672,475
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	2,390,000	2,661,021
4.44%, 10/06/2048	844,000	917,841
4.75%, 01/23/2029	3,118,000	3,607,144
Constellation Brands, Inc.
2.65%, 11/07/2022	2,509,000	2,557,573
3.15%, 08/01/2029	1,041,000	1,077,139
3.70%, 12/06/2026	2,851,000	3,032,419
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	4,510,000	4,532,550
Pernod Ricard SA
4.45%, 01/15/2022 (A)	6,778,000	7,103,823
5.75%, 04/07/2021 (A)	777,000	805,745

		27,967,730

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,302,000	1,391,837
4.05%, 11/21/2039 (A)	1,324,000	1,468,504
Amgen, Inc. 2.20%, 02/21/2027	2,344,000	2,406,521
Biogen, Inc. 2.25%, 05/01/2030	2,932,000	2,928,005

		8,194,867

Building Products - 0.5%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	2,215,000	1,893,825

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Builders FirstSource, Inc. 5.00%, 03/01/2030 (A)	$ 859,000	$ 737,108
Carrier Global Corp. 2.72%, 02/15/2030 (A)	2,713,000	2,564,293
Owens Corning 7.00%, 12/01/2036	1,380,000	1,688,828

		6,884,054

Capital Markets - 2.5%
Charles Schwab Corp. Fixed until 12/01/2027 (D), 5.00% (B) (C)	3,340,000	3,255,498
Credit Suisse Group AG
Fixed until 08/21/2026 (D), 6.38% (A) (B)	2,297,000	2,262,545
Fixed until 09/12/2025 (D), 7.25% (A) (B)	2,165,000	2,159,587
Deutsche Bank AG Fixed until 10/30/2025 (D), 6.00% (B)	2,000,000	1,450,000
Goldman Sachs Group, Inc.
3.85%, 01/26/2027	4,173,000	4,521,402
5.25%, 07/27/2021	3,202,000	3,341,183
Lazard Group LLC 4.50%, 09/19/2028	2,336,000	2,464,597
Morgan Stanley
Fixed until 01/22/2030, 2.70% (B), 01/22/2031, MTN	4,172,000	4,263,154
3.13%, 01/23/2023, MTN	755,000	785,302
4.00%, 07/23/2025, MTN	5,828,000	6,417,542
State Street Corp. Fixed until 03/30/2022, 2.83% (B), 03/30/2023 (A)	1,873,000	1,924,871
UBS AG 7.63%, 08/17/2022	2,433,000	2,627,640
UBS Group AG
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	1,377,000	1,435,774
Fixed until 08/10/2021 (D), 7.13% (B) (E)	1,055,000	1,062,385

		37,971,480

Chemicals - 0.7%
Mosaic Co. 4.05%, 11/15/2027 (C)	800,000	797,655
NOVA Chemicals Corp. 4.88%, 06/01/2024 (A)	2,800,000	2,513,000
Nutrien, Ltd. 4.20%, 04/01/2029	2,514,000	2,860,275
Syngenta Finance NV 3.93%, 04/23/2021 (A)	3,855,000	3,821,506

		9,992,436

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,300,649
5.25%, 08/01/2026 (A)	2,001,000	2,006,002
Stericycle, Inc. 5.38%, 07/15/2024 (A)	3,987,000	3,998,443

		7,305,094

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.6%
CommScope, Inc. 5.50%, 03/01/2024 (A)	$ 6,632,000	$ 6,632,000
Nokia OYJ 3.38%, 06/12/2022	2,050,000	2,065,375

		8,697,375

Construction & Engineering - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	836,550
9.88%, 04/01/2027 (A)	2,000,000	1,920,000
IHS Netherlands Holdco BV
7.13%, 03/18/2025 (A)	1,565,000	1,424,463
8.00%, 09/18/2027 (A)	1,975,000	1,797,250
SBA Tower Trust
2.84%, 01/15/2025 (A)	6,883,000	7,009,487
2.88%, 07/15/2046 (A)	1,005,000	1,009,520
3.17%, 04/09/2047 (A)	880,000	892,032
3.45%, 03/15/2048 (A)	995,000	1,010,572

		15,899,874

Construction Materials - 0.8%
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	2,580,000	2,682,459
LafargeHolcim Finance LLC 3.50%, 09/22/2026 (A)	4,266,000	4,278,097
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	2,612,000	2,448,986
3.50%, 12/15/2027	2,300,000	2,389,080

		11,798,622

Consumer Finance - 1.3%
Ally Financial, Inc.
3.88%, 05/21/2024	2,830,000	2,780,475
7.50%, 09/15/2020	1,477,000	1,491,770
Altice Financing SA 7.50%, 05/15/2026 (A)	2,750,000	2,866,875
BMW US Capital LLC 2.80%, 04/11/2026 (A)	4,540,000	4,587,162
Ford Motor Credit Co. LLC 4.54%, 08/01/2026	1,612,000	1,382,290
Navient Corp.
5.00%, 10/26/2020	2,050,000	2,010,107
6.50%, 06/15/2022	1,445,000	1,398,037
Springleaf Finance Corp.
7.13%, 03/15/2026	2,000,000	1,885,000
8.25%, 12/15/2020	1,980,000	1,974,951

		20,376,667

Containers & Packaging - 0.7%
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (A)	5,810,000	5,357,982
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023 (A)	3,005,000	3,020,025
WRKCo, Inc. 3.90%, 06/01/2028	2,405,000	2,585,706

		10,963,713

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.9%
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	$ 2,349,000	$ 2,034,281
3.50%, 11/01/2027 (A)	1,166,000	848,848
7.13%, 10/15/2020 (A)	2,704,000	2,434,975
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027 (A)	5,711,000	3,969,145
Virgin Media Secured Finance PLC 5.50%, 05/15/2029 (A)	3,940,000	4,090,508

		13,377,757

Diversified Telecommunication Services - 2.1%
AT&T, Inc. 3.40%, 05/15/2025	4,207,000	4,455,338
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	1,700,000	1,610,750
5.80%, 03/15/2022	3,035,000	3,107,650
6.45%, 06/15/2021	3,455,000	3,536,020
7.50%, 04/01/2024 (C)	1,750,000	1,898,750
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	4,855,000	5,041,869
Level 3 Financing, Inc. 3.40%, 03/01/2027 (A)	3,328,000	3,329,498
Verizon Communications, Inc.
3.50%, 11/01/2024	870,000	950,231
4.13%, 03/16/2027	2,134,000	2,477,008
Virgin Media Finance PLC 6.00%, 10/15/2024 (A)	4,800,000	4,860,000

		31,267,114

Electric Utilities - 1.1%
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	4,009,000	4,291,962
EDP Finance BV 3.63%, 07/15/2024 (A)	8,739,000	9,188,803
NRG Energy, Inc. 7.25%, 05/15/2026	1,616,000	1,737,200
Vistra Operations Co. LLC 5.00%, 07/31/2027 (A)	1,247,000	1,271,815

		16,489,780

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. 2.80%, 02/15/2030	2,182,000	2,179,028
Arrow Electronics, Inc. 3.50%, 04/01/2022	1,657,000	1,672,513
Keysight Technologies, Inc. 4.60%, 04/06/2027	2,549,000	2,852,633

		6,704,174

Energy Equipment & Services - 0.1%
Noble Holding International, Ltd. 6.05%, 03/01/2041	1,736,000	10,850
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	1,737,000	1,670,540

		1,681,390

Equity Real Estate Investment Trusts - 2.5%
CBL & Associates, LP 5.25%, 12/01/2023	997,000	271,682

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	$ 2,058,000	$ 2,009,443
EPR Properties 3.75%, 08/15/2029	2,420,000	1,953,675
Equinix, Inc. 5.38%, 05/15/2027	4,929,000	5,265,158
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	1,525,000	1,411,921
Healthpeak Properties, Inc. 3.88%, 08/15/2024	2,877,000	2,960,161
Highwoods Realty, LP
3.05%, 02/15/2030	3,244,000	3,069,887
4.20%, 04/15/2029	2,833,000	2,921,204
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	3,750,000	3,665,625
iStar, Inc.
4.25%, 08/01/2025	2,171,000	1,715,090
5.25%, 09/15/2022	1,946,000	1,761,130
Kilroy Realty, LP 4.75%, 12/15/2028	2,039,000	2,135,831
Life Storage, LP 4.00%, 06/15/2029	1,053,000	1,096,612
ProLogis, LP 2.13%, 04/15/2027	1,065,000	1,076,513
Service Properties Trust
4.65%, 03/15/2024	3,147,000	2,676,589
4.95%, 10/01/2029 (C)	1,321,000	1,022,567
Weyerhaeuser Co. 4.00%, 04/15/2030	2,433,000	2,613,437

		37,626,525

Food & Staples Retailing - 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP 4.63%, 01/15/2027 (A)	4,110,000	4,151,100
Sysco Corp. 5.95%, 04/01/2030 (C)	2,966,000	3,505,246

		7,656,346

Food Products - 0.6%
Kraft Heinz Foods Co. 4.00%, 06/15/2023	2,668,000	2,769,385
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	666,393
5.63%, 01/15/2028 (A)	2,000,000	2,035,000
Tyson Foods, Inc. 4.00%, 03/01/2026	2,658,000	2,936,887

		8,407,665

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 3.75%, 11/30/2026	690,000	796,512
Alcon Finance Corp. 2.75%, 09/23/2026 (A)	2,053,000	2,142,574
Becton Dickinson and Co. 3-Month LIBOR + 0.88%, 2.25% (B), 12/29/2020	655,000	650,182
Boston Scientific Corp. 4.70%, 03/01/2049	1,604,000	2,007,062

		5,596,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 2.1%
Anthem, Inc. 2.25%, 05/15/2030	$ 2,121,000	$ 2,111,084
Centene Corp.
3.38%, 02/15/2030 (A) (F)	4,806,000	4,842,045
4.25%, 12/15/2027 (A) (F)	1,047,000	1,095,424
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	694,971
8.13%, 06/30/2024 (A) (C)	116,000	78,880
Cigna Corp.
2.40%, 03/15/2030	2,085,000	2,107,430
4.50%, 02/25/2026 (A)	1,028,000	1,166,775
CVS Health Corp.
3.75%, 04/01/2030	3,030,000	3,365,852
4.78%, 03/25/2038	3,079,000	3,634,297
HCA, Inc.
4.13%, 06/15/2029	2,885,000	3,120,986
5.25%, 04/15/2025	2,342,000	2,614,077
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	2,991,000	3,078,890
Quest Diagnostics, Inc. 4.20%, 06/30/2029	2,067,000	2,340,289
Tenet Healthcare Corp. 5.13%, 11/01/2027 (A)	2,400,000	2,370,000

		32,621,000

Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp. 4.75%, 12/01/2027 (A)	2,549,000	2,195,963
Carnival Corp. 11.50%, 04/01/2023 (A)	748,000	781,543
GLP Capital, LP / GLP Financing II, Inc. 4.00%, 01/15/2030	2,357,000	2,080,053
International Game Technology PLC 6.50%, 02/15/2025 (A) (C)	2,792,000	2,736,132
Marriott International, Inc. 5.75%, 05/01/2025 (C)	2,772,000	2,896,921
MGM Resorts International 5.75%, 06/15/2025	3,379,000	3,243,874
NCL Corp., Ltd. 3.63%, 12/15/2024 (A)	3,416,000	2,194,780
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	503,280
7.25%, 11/15/2029 (A)	796,000	567,150
8.25%, 03/15/2026 (A)	3,200,000	2,416,000
Viking Cruises, Ltd. 5.88%, 09/15/2027 (A)	4,525,000	3,043,062

		22,658,758

Household Durables - 0.3%
Century Communities, Inc. 6.75%, 06/01/2027	1,319,000	1,134,340
D.R. Horton, Inc. 4.38%, 09/15/2022	2,438,000	2,506,245
KB Home 7.63%, 05/15/2023	795,000	827,357

		4,467,942

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp. 5.25%, 06/01/2026 (A)	1,250,000	1,271,475

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.3%
Carlisle Cos., Inc. 3.75%, 12/01/2027	$ 2,784,000	$ 2,842,873
General Electric Co. Fixed until 01/21/2021 (D), 5.00% (B)	1,442,000	1,181,539

		4,024,412

Insurance - 1.8%
American Financial Group, Inc. 5.25%, 04/02/2030	3,811,000	4,021,460
American International Group, Inc.
4.20%, 04/01/2028	1,970,000	2,142,470
4.25%, 03/15/2029	1,572,000	1,721,791
Aon Corp. 3.75%, 05/02/2029	3,831,000	4,200,791
CNA Financial Corp. 3.90%, 05/01/2029	1,187,000	1,234,598
Markel Corp. 5.00%, 05/20/2049	1,790,000	2,048,476
Progressive Corp. 3.20%, 03/26/2030	1,206,000	1,347,112
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	3,871,000	4,069,481
3.95%, 09/15/2026	2,856,000	3,064,319
Swiss Re Finance SA Fixed until 04/02/2029, 5.00% (B), 04/02/2049 (A) (C)	2,978,000	3,246,389

		27,096,887

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024	2,436,000	2,597,582
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (A)	1,686,000	1,766,775

		4,364,357

Internet & Direct Marketing Retail - 0.3%
Booking Holdings, Inc. 4.10%, 04/13/2025	1,536,000	1,631,479
Expedia Group, Inc.
3.25%, 02/15/2030	1,779,000	1,484,875
3.80%, 02/15/2028	1,761,000	1,527,602

		4,643,956

IT Services - 0.2%
Fidelity National Information Services, Inc. 3.75%, 05/21/2029 (C)	760,000	853,151
Fiserv, Inc. 3.50%, 07/01/2029	1,443,000	1,582,141

		2,435,292

Leisure Products - 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (A) (C)	360,000	350,352
6.75%, 12/31/2025 (A)	1,500,000	1,522,500

		1,872,852

Machinery - 0.0% (G)
Oshkosh Corp. 3.10%, 03/01/2030	622,000	601,179

Marine - 0.2%
MV24 Capital BV 6.75%, 06/01/2034 (A)	2,933,529	2,471,527

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.13%, 07/01/2049	$ 6,774,000	$ 8,062,698
Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024 (A)	1,055,000	878,287
Comcast Corp. 4.15%, 10/15/2028	3,221,000	3,770,535
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,091,700
6.75%, 11/15/2021	1,315,000	1,371,571
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	790,400
6.63%, 08/15/2027 (A) (C)	690,000	377,775
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,425,000
5.88%, 07/15/2022	7,490,000	7,509,474
6.75%, 06/01/2021	900,000	896,400
Univision Communications, Inc.
5.13%, 05/15/2023 (A) (C)	2,250,000	2,137,500
6.75%, 09/15/2022 (A) (C)	646,000	650,038
Ziggo BV 5.50%, 01/15/2027 (A)	2,473,000	2,515,536

		32,476,914

Metals & Mining - 0.1%
Teck Resources, Ltd. 6.25%, 07/15/2041	2,073,000	1,953,734

Multi-Utilities - 0.8%
Black Hills Corp.
3.05%, 10/15/2029	1,445,000	1,464,139
3.15%, 01/15/2027	1,625,000	1,640,500
4.25%, 11/30/2023	2,549,000	2,728,897
Dominion Energy, Inc. 2.58%, 07/01/2020	5,717,000	5,718,752

		11,552,288

Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Partners, LP 4.50%, 10/01/2029 (A)	1,735,000	1,600,537
Chesapeake Energy Corp. 11.50%, 01/01/2025 (A)	1,665,000	49,950
Citgo Holding, Inc. 9.25%, 08/01/2024 (A)	700,000	630,000
Energy Transfer Operating, LP 6.00%, 06/15/2048	4,199,000	3,952,120
EnLink Midstream Partners, LP 5.05%, 04/01/2045	1,095,000	443,475
EQM Midstream Partners, LP 6.50%, 07/15/2048	2,310,000	1,853,775
Exxon Mobil Corp. 3.04%, 03/01/2026	2,584,000	2,768,719
Lukoil International Finance BV 6.66%, 06/07/2022 (A)	1,000,000	1,072,500
Marathon Petroleum Corp. 4.50%, 05/01/2023	3,182,000	3,187,601
Noble Energy, Inc. 3.25%, 10/15/2029 (C)	3,234,000	2,343,610

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics, LP
4.80%, 09/01/2020	$ 1,250,000	$ 1,225,000
5.63%, 04/28/2027	2,000,000	1,800,000
6.00%, 06/01/2026	350,000	315,000
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	588,595
5.55%, 03/15/2026	5,870,000	4,541,032
ONEOK Partners, LP 4.90%, 03/15/2025	1,134,000	1,129,168
Petroleos Mexicanos
6.50%, 01/23/2029	4,757,000	3,745,662
6.84%, 01/23/2030 (A)	3,538,000	2,786,175
7.69%, 01/23/2050 (A)	1,593,000	1,170,855
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	3,739,000	3,186,900
Sabine Pass Liquefaction LLC 6.25%, 03/15/2022	4,532,000	4,675,936
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.13%, 02/01/2025	4,000,000	3,600,000
Western Midstream Operating, LP 4.50%, 03/01/2028	1,792,000	1,576,960
YPF SA 8.50%, 07/28/2025 (A)	2,242,000	1,087,370

		49,330,940

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049 (A) (C)	1,560,000	1,487,850

Pharmaceuticals - 1.3%
Allergan Finance LLC 3.25%, 10/01/2022 (F)	1,361,000	1,396,301
AstraZeneca PLC
2.38%, 06/12/2022	2,650,000	2,717,844
4.00%, 01/17/2029	3,089,000	3,635,226
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	3,400,000	3,366,034
5.88%, 05/15/2023 (A)	149,000	147,883
6.13%, 04/15/2025 (A)	2,000,000	2,025,000
7.00%, 01/15/2028 (A)	617,000	640,138
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	2,041,000	2,311,110
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (A)	807,000	890,570
Merck & Co., Inc. 3.40%, 03/07/2029	1,505,000	1,735,666
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028	1,170,000	1,411,165

		20,276,937

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	1,680,000	1,704,067

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd. 4.38%, 05/01/2026 (A)	3,369,000	2,887,063
CSX Corp. 3.80%, 04/15/2050	1,687,000	1,938,751

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Hertz Corp. 5.50%, 10/15/2024 (A)	$ 3,599,000	$ 740,530

		5,566,344

Semiconductors & Semiconductor Equipment - 1.0%
KLA Corp. 4.10%, 03/15/2029	2,500,000	2,832,914
Lam Research Corp.
1.90%, 06/15/2030	2,527,000	2,518,661
3.75%, 03/15/2026	1,283,000	1,436,659
Micron Technology, Inc. 4.64%, 02/06/2024	2,335,000	2,509,415
NVIDIA Corp. 2.85%, 04/01/2030	2,123,000	2,313,199
NXP BV / NXP Funding LLC / NXP USA Co. 3.40%, 05/01/2030 (A)	1,035,000	1,034,664
QUALCOMM, Inc. 3.25%, 05/20/2027	1,314,000	1,434,916
Sensata Technologies, Inc., Co. 4.38%, 02/15/2030 (A)	1,498,000	1,453,060

		15,533,488

Software - 0.1%
Adobe, Inc. 2.15%, 02/01/2027	2,095,000	2,195,452

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. 2.85%, 02/23/2023	3,488,000	3,681,674
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	3,601,000	3,910,560
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	1,938,000	2,040,601
NCR Corp. 8.13%, 04/15/2025 (A)	277,000	293,620
Western Digital Corp. 4.75%, 02/15/2026 (C)	6,235,000	6,365,498

		16,291,953

Tobacco - 0.6%
Altria Group, Inc. 4.80%, 02/14/2029	1,634,000	1,828,931
BAT Capital Corp.
3.22%, 08/15/2024	1,554,000	1,612,851
4.70%, 04/02/2027	3,113,000	3,433,583
4.76%, 09/06/2049	2,100,000	2,280,472
Reynolds American, Inc. 7.25%, 06/15/2037	340,000	438,339

		9,594,176

Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.25%, 01/15/2023	5,921,000	5,499,784
2.30%, 02/01/2025, MTN	868,000	751,801

		6,251,585

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	964,000	999,127
4.00%, 07/15/2025 (A)	3,122,000	3,304,285

		4,303,412

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.2%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	$ 3,545,000	$ 3,557,490
3.72%, 07/15/2043 (A)	371,000	385,383
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,569,438
7.88%, 09/15/2023	7,245,000	8,142,293
T-Mobile USA, Inc. 3.88%, 04/15/2030 (A)	2,954,000	3,241,808

		17,896,412

Total Corporate Debt Securities (Cost $783,557,940)		766,633,530

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026	1,300,000	1,326,013

Costa Rica - 0.2%
Costa Rica Government International Bond 7.00%, 04/04/2044 (A)	4,350,000	3,306,000

Dominican Republic - 0.1%
Dominican Republic International Bond 5.50%, 01/27/2025 (E)	1,122,000	1,049,070

Ecuador - 0.0% (G)
Ecuador Government International Bond 7.88%, 03/27/2025 (A)	1,920,000	547,200

Indonesia - 0.2%
Indonesia Government International Bond 4.75%, 01/08/2026 (A)	2,780,000	3,004,266

Mongolia - 0.0% (G)
Mongolia Government International Bond 5.63%, 05/01/2023 (A)	470,000	418,300

Qatar - 0.2%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	2,657,000	2,814,486

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	560,000	565,667

Total Foreign Government Obligations (Cost $15,489,613)		13,031,002

LOAN ASSIGNMENTS - 0.8%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	7,648,408	6,988,732

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3.65% (B), 05/01/2025	2,866,391	2,597,667

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media - 0.2%
AVSC Holding Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.25% - 4.95% (B), 03/03/2025	$ 2,011,579	$ 1,337,700
Term Loan B,
3-Month LIBOR + 4.50%, 6.20% (B), 10/15/2026	2,992,500	1,990,012

		3,327,712

Total Loan Assignments (Cost $15,398,629)		12,914,111

MORTGAGE-BACKED SECURITIES - 15.6%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	2,400,000	2,197,954
280 Park Avenue Mortgage Trust Series 2017-280P, Class D, 1-Month LIBOR + 1.54%, 2.35% (B), 09/15/2034 (A)	3,000,000	2,787,469
AFN LLC Series 2019-1A, Class A1, 3.78%, 05/20/2049 (A)	7,134,000	6,973,432
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 0.70% (B), 05/25/2035	711,334	602,021
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 0.71% (B), 05/25/2035	1,470,535	1,225,824
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 0.81% (B), 03/25/2036	1,478,605	1,242,626
American Home Mortgage Assets Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.13%, 0.61% (B), 03/25/2047	512,672	373,566
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (B), 04/25/2048 (A)	1,095,950	1,104,513
Ashford Hospitality Trust Series 2018-ASHF, Class D, 1-Month LIBOR + 2.10%, 2.91% (B), 04/15/2035 (A)	3,988,000	3,281,218
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 2.61% (B), 09/15/2032 (A)	5,000,000	3,964,506
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	3,688,153
Series 2019-BPR, Class CNM,
3.84% (B), 11/05/2032 (A)	3,970,000	2,887,279
Banc of America Funding Trust Series 2007-3, Class TA2, 1-Month LIBOR + 0.18%, 0.67% (B), 04/25/2037	296,970	240,453

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust Series 2012-TFT, Class C, 3.58% (B), 06/05/2030 (A)	$ 2,345,000	$ 2,330,269
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 2.01% (B), 08/15/2036 (A)	2,339,000	2,048,416
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 2.51% (B), 08/15/2036 (A)	2,130,000	1,792,875
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 3.31% (B), 08/15/2036 (A)	1,890,000	1,490,304
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.94% (B), 03/15/2037 (A)	7,065,000	6,405,999
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 3.25% (B), 03/15/2037 (A)	2,570,000	2,179,626
BHMS Trust Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 2.71% (B), 07/15/2035 (A)	4,065,000	3,351,631
BX Commercial Mortgage Trust Series 2019-XL, Class D, 1-Month LIBOR + 1.45%, 2.26% (B), 10/15/2036 (A)	6,148,002	5,912,693
BX Trust Series 2018-GW, Class C, 1-Month LIBOR + 1.22%, 2.03% (B), 05/15/2035 (A)	1,900,000	1,623,680
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 2.81% (B), 11/15/2034 (A)	1,825,000	1,487,815
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 2.56% (B), 07/15/2030 (A)	2,200,000	2,056,571
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.76% (B), 04/25/2035	179,419	164,673
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 0.74% (B), 02/25/2036	285,539	260,046
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 2.31% (B), 11/15/2036 (A)	9,000,000	7,928,231
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 3.06% (B), 11/15/2036 (A)	5,750,000	5,000,452
Citigroup Commercial Mortgage Trust Series 2019-PRM, Class C, 3.90%, 05/10/2036 (A)	2,380,000	2,341,110
Citigroup Mortgage Loan Trust Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	1,131,103	1,147,507

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	$ 87,382	$ 90,243
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	112,329	114,497
Colony Trust Series 2019-IKPR, Class C, 1-Month LIBOR + 1.68%, 2.49% (B), 11/15/2038 (A)	5,700,000	4,451,759
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,193,685
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,129,118
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 2.11% (B), 12/15/2031 (A)	7,369,000	6,965,210
CSMC Trust Series 2014-11R, Class 17A1, 1-Month LIBOR + 0.15%, 1.78% (B), 12/27/2036 (A)	658,799	630,200
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	7,902,000	6,577,644
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	4,889,538
Series 2019-SOHO, Class C,
1-Month LIBOR + 1.30%, 2.11% (B), 06/15/2036 (A)	8,200,000	7,606,363
Series 2020-UPTN, Class C,
3.25%, 02/10/2037 (A)	6,318,000	5,741,321
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	2,000,000	1,865,208
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,505,038
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,056,222
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 1-Month LIBOR + 0.13%, 0.61% (B), 05/25/2037	207,248	109,231
HPLY Trust Series 2019-HIT, Class C, 1-Month LIBOR + 1.60%, 2.41% (B), 11/15/2036 (A)	2,934,143	2,508,843
ILPT Trust Series 2019-SURF, Class C, 4.44% (B), 02/11/2041 (A)	1,930,000	1,942,943
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.58% (B), 08/25/2037	777,486	592,007
InTown Hotel Portfolio Trust Series 2018-STAY, Class C, 1-Month LIBOR + 1.25%, 2.06% (B), 01/15/2033 (A)	3,835,000	3,376,388

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	$ 2,000,000	$ 1,615,560
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,589,273
Series 2020-NNN, Class DFL,
1-Month LIBOR + 1.55%, 2.34% (B), 01/16/2037 (A)	3,000,000	2,795,699
MBRT Series 2019-MBR, Class D, 1-Month LIBOR + 1.70%, 2.51% (B), 11/15/2036 (A)	3,033,000	2,655,417
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 3.97% (B), 03/25/2036	1,226,557	905,699
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	1,473,954	1,527,121
Mill City Mortgage Loan Trust Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	8,940,123	9,188,328
Morgan Stanley Capital I Trust Series 2018-SUN, Class C, 1-Month LIBOR + 1.40%, 2.21% (B), 07/15/2035 (A)	2,015,000	1,593,106
Morgan Stanley Resecuritization Trust Series 2014-R4, Class 4A, 3.89% (B), 11/21/2035 (A)	681,896	666,572
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.99% (B), 10/15/2037 (A)	1,375,000	1,260,415
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 2.46% (B), 10/15/2037 (A)	5,710,000	5,229,581
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	740,088	754,798
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,174,287	2,277,287
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,648,953	1,737,864
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,157,733	1,213,351
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	842,046	883,833
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	4,548,047	4,703,721
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,218,201	3,364,555
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	8,214,552	8,554,565
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,760,338	5,851,364
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	9,388,007	9,513,228
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	7,265,726	7,366,755

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	$ 5,080,269	$ 5,216,870
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 0.76% (B), 02/25/2046	3,615,862	2,254,667
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 0.71% (B), 02/25/2046	96,561	23,518
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 0.70% (B), 06/25/2037	228,604	210,073
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,935,400	2,029,605
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.35%, 2.34% (B), 11/11/2034 (A)	1,405,489	1,258,411
Towd Point Mortgage Trust Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	12,117,995	12,481,564
VNDO Mortgage Trust Series 2012-6AVE, Class E, 3.45% (B), 11/15/2030 (A)	4,000,000	3,402,976

Total Mortgage-Backed Securities (Cost $256,857,109)		237,562,146

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,400,000	2,219,672
7.95%, 03/01/2036	456	458

Total Municipal Government Obligations (Cost $1,985,885)		2,220,130

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	783,991	159,431
Uniform Mortgage-Backed Security
3.00%, TBA (H)	26,743,000	28,231,624
3.50%, TBA (H)	37,727,000	39,864,263

Total U.S. Government Agency Obligations (Cost $69,283,435)		68,255,318

U.S. GOVERNMENT OBLIGATIONS - 12.6%
U.S. Treasury - 11.9%
U.S. Treasury Bond
2.25%, 08/15/2046 - 08/15/2049	25,000,900	30,548,239
2.50%, 05/15/2046	9,450,000	12,016,635
2.75%, 08/15/2042 - 11/15/2047	22,163,000	29,352,351
2.75%, 08/15/2047 (C)	8,413,000	11,267,505
2.88%, 05/15/2049	13,944,200	19,365,008
3.00%, 08/15/2048 - 02/15/2049	11,481,000	16,215,386
3.13%, 05/15/2048	8,143,000	11,705,880
3.50%, 02/15/2039	6,104,000	8,771,162
4.50%, 02/15/2036 (C)	10,697,000	16,553,190
6.25%, 05/15/2030 (C)	7,185,000	11,145,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
0.50%, 03/31/2025 (C)	$ 3,086,000	$ 3,108,783
1.50%, 02/15/2030 (C)	5,600,000	6,065,062
1.63%, 08/15/2029 (C)	3,452,000	3,771,714
2.88%, 10/31/2023 (C)	1,356,000	1,478,146

		181,364,231

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	8,398,293	10,541,599

Total U.S. Government Obligations (Cost $153,469,551)		191,905,830

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.2%
CoBank ACB, Series F, Fixed until 10/01/2022, 6.25% (B) (I)	14,300	1,469,325
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 7.48% (B)	74,000	1,668,700

Total Preferred Stocks (Cost $3,320,827)		3,138,025

	Principal	Value
COMMERCIAL PAPER - 4.0%
Banks - 1.8%
Banco Santander Chile 1.86% (J), 05/13/2020	$ 9,400,000	9,394,266
Manhattan Asset Funding Co. LLC 1.68% (J), 05/11/2020	7,600,000	7,596,516
NATIXIS 1.73% (J), 05/04/2020	5,000,000	4,999,292
Sumitomo Mitsui Brokerage Corp. 0.74% (J), 07/21/2020	5,163,000	5,154,520

		27,144,594

Capital Markets - 0.4%
Intercontinental Exchange, Inc. 1.75% (J), 05/11/2020	6,400,000	6,396,942

Diversified Financial Services - 1.6%
Anglesea Funding PLC 1.73% (J), 05/04/2020	4,700,000	4,699,334
Atlantic Asset Securitization LLC 1.02% (J), 07/17/2020	500,000	498,931
Bennington Stark Capital Co. LLC 0.97% (J), 07/14/2020	1,937,000	1,933,217

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Cancara Asset Securitisation LLC 1.32% (J), 06/04/2020	$ 1,050,000	$ 1,048,711
Mont Blanc Capital Corp. 1.52% (J), 05/07/2020	500,000	499,875
Sheffield Receivable 1.66% (J), 05/20/2020	12,920,000	12,908,885
Victory Receivables 1.17% (J), 07/09/2020	3,000,000	2,993,388

		24,582,341

Health Care Providers & Services - 0.2%
United Healthcare Co. 1.22% (J), 06/10/2020	3,000,000	2,996,000

Total Commercial Paper (Cost $61,119,877)		61,119,877

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bill
0.07% (J), 07/02/2020 (C)	5,068,000	5,067,420
0.23% (J), 06/11/2020	2,240,000	2,239,412

Total Short-Term U.S. Government Obligations (Cost $7,306,832)		7,306,832

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (J)	36,323,283	36,323,283

Total Other Investment Company (Cost $36,323,283)		36,323,283

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (J), dated 04/30/2020, to be repurchased at $13,828,584 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $14,110,203.	$ 13,828,584	13,828,584

Total Repurchase Agreement (Cost $13,828,584)		13,828,584

Total Investments (Cost $1,631,106,572)		1,622,408,480
Net Other Assets (Liabilities) - (6.6)%		(101,079,945)

Net Assets - 100.0%		$ 1,521,328,535

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	06/19/2020	$ 202,049	$ 224,781	$ 22,732	$ —

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$208,169,812	$—	$208,169,812
Corporate Debt Securities	—	766,633,530	—	766,633,530
Foreign Government Obligations	—	13,031,002	—	13,031,002
Loan Assignments	—	12,914,111	—	12,914,111
Mortgage-Backed Securities	—	237,562,146	—	237,562,146
Municipal Government Obligations	—	2,220,130	—	2,220,130
U.S. Government Agency Obligations	—	68,255,318	—	68,255,318
U.S. Government Obligations	—	191,905,830	—	191,905,830
Preferred Stocks	1,668,700	1,469,325	—	3,138,025
Commercial Paper	—	61,119,877	—	61,119,877
Short-Term U.S. Government Obligations	—	7,306,832	—	7,306,832
Other Investment Company	36,323,283	—	—	36,323,283
Repurchase Agreement	—	13,828,584	—	13,828,584

Total	$37,991,983	$1,584,416,497	$—	$1,622,408,480

Other Financial Instruments
Futures Contracts (L)	$22,732	$—	$—	$22,732

Total Other Financial Instruments	$22,732	$—	$—	$22,732

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $727,823,331, representing 47.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $86,384,994, collateralized by cash collateral of $36,323,283 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $51,847,306. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $3,680,195, representing 0.2% of the Fund’s net assets.
(F)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Centene Corp. 3.38%, 02/15/2030	02/05/2020 - 03/09/2020	$4,819,625	$4,842,045	0.3%

Corporate Debt Securities	Centene Corp. 4.25%, 12/15/2027	11/21/2019	1,038,205	1,095,424	0.1

Corporate Debt Securities	Allergan Finance LLC 3.25%, 10/01/2022	12/16/2013 - 03/22/2019	1,303,901	1,396,301	0.1

Total			$7,161,731	$7,333,770	0.5%

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the value of the security is $1,469,325, representing 0.1% of the Fund’s net assets.
(J)	Rates disclosed reflect the yields at April 30, 2020.
(K)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (A)	114,534	$ 15,084,128
Exact Sciences Corp. (A)	8,768	692,497
Moderna, Inc. (A) (B)	368,741	16,958,398

		32,735,023

Capital Markets - 0.1%
S&P Global, Inc.	10,224	2,994,405

Entertainment - 7.4%
Netflix, Inc. (A)	92,953	39,026,317
Roku, Inc. (A) (B)	278,133	33,718,064
Spotify Technology SA (A)	685,886	103,959,741

		176,704,122

Health Care Equipment & Supplies - 9.2%
Danaher Corp.	13,263	2,167,970
DexCom, Inc. (A)	341,593	114,501,973
Intuitive Surgical, Inc. (A)	205,509	104,990,438

		221,660,381

Health Care Providers & Services - 1.9%
Convetrus, Inc. (A)	1,013,683	12,052,691
Guardant Health, Inc. (A)	428,399	32,969,587

		45,022,278

Health Care Technology - 5.0%
Veeva Systems, Inc., Class A (A)	625,096	119,268,317

Interactive Media & Services - 4.6%
Twitter, Inc. (A)	2,574,858	73,846,927
Zillow Group, Inc., Class C (A) (B)	810,288	35,620,261

		109,467,188

Internet & Direct Marketing Retail - 12.3%
Amazon.com, Inc. (A)	69,783	172,643,142
Chewy, Inc., Class A (A) (B)	1,292,655	55,894,402
Farfetch, Ltd., Class A (A) (B)	1,768,783	23,418,687
Wayfair, Inc., Class A (A) (B)	346,743	43,010,002

		294,966,233

IT Services - 22.0%
Adyen NV (A) (C)	44,425	43,873,226
MongoDB, Inc. (A) (B)	363,600	58,950,468
Okta, Inc. (A)	718,723	108,742,790
Shopify, Inc., Class A (A)	248,128	156,888,853
Square, Inc., Class A (A)	1,300,607	84,721,540
Twilio, Inc., Class A (A) (B)	671,994	75,464,926

		528,641,803

Leisure Products - 0.0% (D)
Peloton Interactive, Inc., Class A (A)	13,933	438,890

Life Sciences Tools & Services - 4.9%
10X Genomics, Inc., Class A (A) (B)	439,823	35,128,663
Illumina, Inc. (A)	257,183	82,049,093

		117,177,756

Metals & Mining - 0.2%
Royal Gold, Inc.	46,553	5,704,139

Oil, Gas & Consumable Fuels - 0.3%
Texas Pacific Land Trust	11,691	6,659,778

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	18,207	3,211,715

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 4.7%
Uber Technologies, Inc. (A)	3,691,012	$ 111,726,933
Union Pacific Corp.	12,775	2,041,317

		113,768,250

Software - 19.4%
Atlassian Corp. PLC, Class A (A)	242,080	37,641,019
Coupa Software, Inc. (A)	415,685	73,197,972
ServiceNow, Inc. (A)	240,247	84,456,430
Slack Technologies, Inc., Class A (A) (B)	3,911,182	104,389,447
Trade Desk, Inc., Class A (A) (B)	239,489	70,069,692
Zoom Video Communications, Inc., Class A (A)	705,065	95,303,636

		465,058,196

Specialty Retail - 2.0%
Carvana Co. (A) (B)	599,698	48,041,807

Total Common Stocks (Cost $1,618,447,765)		2,291,520,281

OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (E)	85,369,252	85,369,252

Total Other Investment Company (Cost $85,369,252)		85,369,252

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp., 0.00% (E), dated 04/30/2020, to be repurchased at $104,493,971 on 05/01/2020. Collateralized by U.S. Government Obligations, 0.13% - 1.88%, due 03/31/2022 - 04/15/2022, and with a total value of $106,584,393.	$ 104,493,971	104,493,971

Total Repurchase Agreement (Cost $104,493,971)		104,493,971

Total Investments Excluding Options Purchased (Cost $1,808,310,988)		2,481,383,504
Total Options Purchased - 0.1% (Cost $6,082,473)		3,089,690

Total Investments (Cost $1,814,393,461)		2,484,473,194
Net Other Assets (Liabilities) - (3.6)%		(86,364,444)

Net Assets - 100.0%		$ 2,398,108,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	RBS	USD	7.75	01/07/2021	USD	479,776,728	$2,095,185	$2,392,167
Put - USD vs. CNH	RBS	USD	7.85	06/16/2020	USD	388,428,678	2,004,292	125,074
Put - USD vs. CNH	RBS	USD	8.09	09/21/2020	USD	367,425,569	1,982,996	572,449

Total							$6,082,473	$3,089,690

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,247,647,055	$43,873,226	$—	$2,291,520,281
Other Investment Company	85,369,252	—	—	85,369,252
Repurchase Agreement	—	104,493,971	—	104,493,971
Over-the-Counter Foreign Exchange Options Purchased	—	3,089,690	—	3,089,690

Total Investments	$2,333,016,307	$151,456,887	$—	$2,484,473,194

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $241,888,494, collateralized by cash collateral of $85,369,252 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $162,135,505. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the value of the 144A security is $43,873,226, representing 1.8% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at April 30, 2020.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	58,036	$ 7,580,662
Raytheon Technologies Corp.	118,996	7,712,131

		15,292,793

Banks - 7.1%
JPMorgan Chase & Co.	106,081	10,158,317
US Bancorp	329,019	12,009,193
Wells Fargo & Co.	230,303	6,690,302

		28,857,812

Beverages - 4.0%
Coca-Cola European Partners PLC	197,162	7,815,501
Molson Coors Beverage Co., Class B	209,378	8,586,592

		16,402,093

Capital Markets - 3.0%
Northern Trust Corp.	154,871	12,259,588

Chemicals - 7.8%
Corteva, Inc. (A)	447,977	11,732,517
DuPont de Nemours, Inc.	196,391	9,234,305
Linde PLC	58,131	10,695,523

		31,662,345

Consumer Finance - 2.4%
American Express Co.	107,284	9,789,665

Diversified Telecommunication Services - 7.4%
AT&T, Inc.	473,846	14,438,087
Verizon Communications, Inc.	272,393	15,648,978

		30,087,065

Electric Utilities - 7.3%
Entergy Corp.	141,692	13,533,003
Exelon Corp.	432,999	16,055,603

		29,588,606

Equity Real Estate Investment Trusts - 3.5%
Healthpeak Properties, Inc., REIT	440,362	11,511,063
Simon Property Group, Inc.	37,631	2,512,622

		14,023,685

Health Care Equipment & Supplies - 4.0%
Medtronic PLC	164,258	16,036,509

Health Care Providers & Services - 12.8%
Cigna Corp. (A)	66,915	13,100,619
CVS Health Corp.	316,278	19,466,911
UnitedHealth Group, Inc.	66,878	19,559,808

		52,127,338

Household Durables - 1.8%
Whirlpool Corp.	63,575	7,103,871

Industrial Conglomerates - 1.0%
General Electric Co.	610,065	4,148,442

Insurance - 5.2%
AON PLC	44,523	7,687,786
Chubb, Ltd.	125,495	13,554,715

		21,242,501

Machinery - 3.7%
Stanley Black & Decker, Inc.	74,168	8,173,314
Westinghouse Air Brake Technologies Corp.	124,717	7,036,533

		15,209,847

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 5.0%
Dominion Energy, Inc.	261,700	$ 20,184,921

Oil, Gas & Consumable Fuels - 6.6%
BP PLC, ADR (B)	193,977	4,616,652
Hess Corp.	129,603	6,303,890
Phillips 66	141,752	10,371,994
Valero Energy Corp.	88,063	5,578,791

		26,871,327

Pharmaceuticals - 4.0%
Johnson & Johnson	109,490	16,427,880

Specialty Retail - 3.1%
Lowe’s Cos., Inc.	120,050	12,575,237

Thrifts & Mortgage Finance - 3.8%
New York Community Bancorp, Inc.	1,403,787	15,245,127

Total Common Stocks (Cost $417,896,541)		395,136,652

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $10,866,744 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $11,084,245.	$ 10,866,744	10,866,744

Total Repurchase Agreement (Cost $10,866,744)		10,866,744

Total Investments (Cost $428,763,285)		406,003,396
Net Other Assets (Liabilities) - 0.0%		176,868

Net Assets - 100.0%		$ 406,180,264

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$395,136,652	$—	$—	$395,136,652
Repurchase Agreement	—	10,866,744	—	10,866,744

Total Investments	$395,136,652	$10,866,744	$—	$406,003,396

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $4,346,118, non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,473,945. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 12.4%
Invesco S&P International Developed Low Volatility ETF	280,107	$ 7,506,867
SPDR Dow Jones International Real Estate ETF (A)	302,989	8,486,722

		15,993,589

International Fixed Income Funds - 19.5%
iShares J.P. Morgan EM High Yield Bond ETF (A)	379,101	14,887,296
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	351,028	10,141,199

		25,028,495

U.S. Equity Funds - 19.6%
Global SuperDividend U.S. ETF (A)	933,370	14,159,223
Global X MLP ETF (A)	199,471	5,653,005
Invesco S&P 500 High Dividend Low Volatility ETF	165,547	5,461,396

		25,273,624

U.S. Fixed Income Funds - 48.1%
Invesco Senior Loan ETF (A)	550,149	11,542,126
iShares 20+ Year Treasury Bond ETF (A)	31,759	5,295,496
iShares Core 10+ Year USD Bond ETF	19,273	1,412,568
iShares MBS ETF (A)	54,380	6,041,618
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	1,009,544	24,814,592
Vanguard Long-Term Bond ETF (A)	116,853	12,815,268

		61,921,668

Total Exchange-Traded Funds (Cost $141,064,020)		128,217,376

	Shares	Value
OTHER INVESTMENT COMPANY - 9.6%
Securities Lending Collateral - 9.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	12,318,224	$ 12,318,224

Total Other Investment Company (Cost $12,318,224)		12,318,224

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $737,129 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.63%, due 12/31/2021, and with a value of $756,339.	$ 737,129	737,129

Total Repurchase Agreement (Cost $737,129)		737,129

Total Investments (Cost $154,119,373)		141,272,729
Net Other Assets (Liabilities) - (9.8)%		(12,573,261)

Net Assets - 100.0%		$ 128,699,468

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$128,217,376	$—	$—	$128,217,376
Other Investment Company	12,318,224	—	—	12,318,224
Repurchase Agreement	—	737,129	—	737,129

Total Investments	$140,535,600	$737,129	$—	$141,272,729

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,810,083, collateralized by cash collateral of $12,318,224 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $20,263,598. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.3%
Argentina - 0.6%
Pampa Energia SA 7.50%, 01/24/2027 (A)	$ 3,345,000	$ 2,027,070

Bermuda - 1.0%
Digicel Group One, Ltd. 8.25%, 12/30/2022 (A)	3,073,000	1,813,070
Digicel, Ltd. 6.75%, 03/01/2023 (A)	4,670,000	2,043,592

		3,856,662

Brazil - 1.4%
BRF SA 4.88%, 01/24/2030 (A)	970,000	835,897
Itau Unibanco Holding SA Fixed until 02/27/2025 (A) (B), 4.63% (C)	1,400,000	1,144,500
OI SA PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (D)	3,520,000	2,622,400
Samarco Mineracao SA 4.13%, 11/01/2022 (A) (E) (F)	1,900,000	741,000

		5,343,797

Canada - 0.8%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (A)	3,115,000	2,731,855
6.88%, 03/01/2026 (G)	400,000	350,800

		3,082,655

Cayman Islands - 3.2%
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/2034 (A)	2,820,000	1,799,160
CSN Islands XI Corp. 6.75%, 01/28/2028 (A)	675,000	440,438
JD.com, Inc. 4.13%, 01/14/2050	3,600,000	3,520,035
Latam Finance, Ltd. 7.00%, 03/01/2026 (A)	715,000	296,725
Lima Metro Line 2 Finance, Ltd. 4.35%, 04/05/2036 (A)	3,500,000	3,547,250
Odebrecht Drilling Norbe VIII / IX, Ltd. 6.35%, 12/01/2021 (G)	1,260,080	1,022,253
Tencent Holdings, Ltd. 3.98%, 04/11/2029 (A)	1,000,000	1,125,054

		11,750,915

Chile - 1.8%
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029 (A)	1,000,000	955,010
Cencosud SA 4.38%, 07/17/2027 (A)	2,200,000	2,053,733
Corp. Nacional del Cobre de Chile
3.00%, 09/30/2029 (A)	1,700,000	1,636,673
3.75%, 01/15/2031	570,000	577,541
Sociedad Quimica y Minera de Chile SA 4.25%, 01/22/2050 (A)	1,460,000	1,306,700

		6,529,657

Colombia - 1.1%
Ecopetrol SA 6.88%, 04/29/2030	4,130,000	4,222,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ecuador - 0.2%
Petroamazonas EP
4.63%, 11/06/2020 (A)	$ 1,507,918	$ 678,563
4.63%, 11/06/2020 (G)	116,667	52,500

		731,063

Hong Kong - 0.7%
AIA Group, Ltd. 3.38%, 04/07/2030 (A)	1,200,000	1,292,716
Xiaomi Best Time International, Ltd. 3.38%, 04/29/2030 (A) (H)	1,455,000	1,429,428

		2,722,144

India - 2.5%
Adani Electricity Mumbai, Ltd. 3.95%, 02/12/2030 (A)	1,000,000	847,744
Adani Ports & Special Economic Zone, Ltd. 4.38%, 07/03/2029 (A)	2,110,000	1,803,166
Future Retail, Ltd. 5.60%, 01/22/2025 (A)	425,000	114,625
Indian Railway Finance Corp., Ltd. 3.95%, 02/13/2050 (A)	1,750,000	1,531,677
Muthoot Finance, Ltd. 6.13%, 10/31/2022 (A)	1,780,000	1,600,754
Power Finance Corp., Ltd. 3.95%, 04/23/2030 (A)	2,560,000	2,220,431
Shriram Transport Finance Co., Ltd. 5.95%, 10/24/2022 (A)	1,615,000	1,235,582

		9,353,979

Indonesia - 1.4%
Pelabuhan Indonesia II PT 5.38%, 05/05/2045 (A)	1,500,000	1,498,125
Pertamina Persero PT 5.63%, 05/20/2043 (A)	3,600,000	3,670,683

		5,168,808

Ireland - 0.2%
Credit Bank of Moscow Via CBOM Finance PLC Fixed until 11/10/2022 (B), 8.88% (C) (G)	700,000	558,688

Isle of Man - 0.3%
Sasol Financing International, Ltd. 4.50%, 11/14/2022	1,355,000	948,500

Israel - 1.0%
Bank Leumi Le-Israel BM Fixed until 01/29/2026 (A), 3.28% (C), 01/29/2031 (G)	1,500,000	1,386,375
Israel Chemicals, Ltd. 6.38%, 05/31/2038 (A) (G)	2,100,000	2,311,927

		3,698,302

Luxembourg - 0.5%
Kenbourne Invest SA 6.88%, 11/26/2024 (A)	2,000,000	1,870,000

Malaysia - 0.9%
Petronas Capital, Ltd. 4.55%, 04/21/2050 (A)	3,170,000	3,434,607

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 6.6%
Banco Mercantil del Norte SA Fixed until 06/27/2029 (A) (B), 7.50% (C)	$ 2,900,000	$ 2,378,580
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander 5.38%, 04/17/2025 (A)	1,000,000	1,026,250
BBVA Bancomer SA Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	2,400,000	2,101,680
Braskem Idesa SAPI 7.45%, 11/15/2029 (A)	2,110,000	1,568,574
Grupo Bimbo SAB de CV Fixed until 04/17/2023 (B), 5.95% (A) (C) (H)	2,300,000	2,288,523
Industrias Penoles SAB de CV 5.65%, 09/12/2049 (A)	2,900,000	2,784,000
Mexico City Airport Trust 5.50%, 07/31/2047 (A)	3,205,000	2,660,150
Petroleos Mexicanos
5.95%, 01/28/2031 (A)	5,740,000	4,157,482
6.75%, 09/21/2047	3,495,000	2,402,813
6.88%, 08/04/2026	1,510,000	1,251,035
7.19%, 09/12/2024 (G)	MXN 61,000,000	1,950,095

		24,569,182

Mongolia - 0.4%
Mongolian Mortgage Corp. Hfc LLC 9.75%, 01/29/2022 (A)	$ 2,070,000	1,609,431

Netherlands - 2.6%
Braskem Finance BV
4.50%, 01/31/2030 (A)	1,900,000	1,539,000
5.88%, 01/31/2050 (A)	1,790,000	1,373,825
IHS Netherlands Holdco BV 8.00%, 09/18/2027 (A)	2,780,000	2,529,800
Mong Duong Finance Holdings BV 5.13%, 05/07/2029 (A)	2,600,000	2,468,353
MV24 Capital BV 6.75%, 06/01/2034 (A)	1,972,120	1,661,531

		9,572,509

Nigeria - 0.3%
SEPLAT Petroleum Development Co. PLC 9.25%, 04/01/2023 (A)	1,460,000	1,168,000

Northern Mariana Islands - 0.3%
Azure Power Solar Energy Pvt, Ltd. 5.65%, 12/24/2024 (A)	1,200,000	1,098,600

Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.88%, 04/15/2027 (A)	1,000,000	976,500

Peru - 0.7%
Alicorp SAA 6.88%, 04/17/2027 (A)	PEN 8,231,000	2,609,145

Republic of South Africa - 0.6%
Eskom Holdings SOC, Ltd. 7.85%, 04/02/2026, MTN	ZAR 45,100,000	2,232,842

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Singapore - 1.3%
LLPL Capital Pte, Ltd. 6.88%, 02/04/2039 (A)	$ 3,268,420	$ 3,321,532
Medco Bell Pte, Ltd. 6.38%, 01/30/2027 (A)	2,770,000	1,632,135

		4,953,667

Thailand - 0.4%
Bangkok Bank PCL Fixed until 09/25/2029, 3.73% (C), 09/25/2034 (A)	1,625,000	1,448,364

Turkey - 1.2%
QNB Finansbank AS 6.88%, 09/07/2024 (A) (H)	2,120,000	2,114,700
Turkiye Vakiflar Bankasi TAO 8.13%, 03/28/2024 (A)	2,250,000	2,268,990

		4,383,690

United Arab Emirates - 1.6%
Acwa Power Management And Investments One, Ltd. 5.95%, 12/15/2039 (A)	3,560,000	3,436,112
GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC 7.13%, 07/31/2026 (A)	2,810,000	2,683,550

		6,119,662

United States - 1.3%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027 (A)	1,680,000	385,350
GUSAP III, LP 4.25%, 01/21/2030 (A)	1,700,000	1,547,000
Kosmos Energy, Ltd. 7.13%, 04/04/2026 (A) (H)	1,750,000	1,093,750
Resorts World Las Vegas LLC / RWLV Capital, Inc. 4.63%, 04/16/2029 (A)	1,180,000	1,056,569
Sasol Financing USA LLC 6.50%, 09/27/2028	1,225,000	796,250

		4,878,919

Venezuela - 0.1%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (E) (F) (G)	3,870,000	145,125
8.50%, 10/27/2020 (F) (G) (I)	1,945,000	247,987

		393,112

Total Corporate Debt Securities (Cost $150,414,427)		131,313,395

FOREIGN GOVERNMENT OBLIGATIONS - 58.0%
Angola - 0.1%
Angola Government International Bond 9.13%, 11/26/2049 (A)	1,000,000	424,056

Argentina - 2.4%
Argentina Bonar Bonds 8.75%, 05/07/2024	3,440,000	811,874
Argentina Bonos del Tesoro 16.00%, 10/17/2023	ARS 39,400,000	353,714

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Republic Government International Bond
5.00%, 01/15/2027 (G)	EUR 9,190,000	$ 2,253,455
6.88%, 04/22/2021	$ 3,665,000	1,046,358
7.50%, 04/22/2026	5,200,000	1,380,600
8.28%, 12/31/2033	4,430,440	1,489,640
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (C), 12/15/2035	19,120,000	72,656
Argentine Bonos del Tesoro 15.50%, 10/17/2026	ARS 178,175,693	1,414,137

		8,822,434

Brazil - 1.8%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 22,865,000	4,929,226
Series F,
10.00%, 01/01/2025	8,477,000	1,825,128

		6,754,354

Colombia - 1.2%
Colombia TES
6.00%, 04/28/2028	COP 5,352,400,000	1,286,929
Series B,
6.25%, 11/26/2025	11,970,500,000	3,068,443

		4,355,372

Cote d’Ivoire - 0.7%
Ivory Coast Government International Bond 6.88%, 10/17/2040 (A)	EUR 3,050,000	2,724,677

Dominican Republic - 1.3%
Dominican Republic International Bond 5.88%, 01/30/2060 (A)	$ 6,000,000	4,785,000

Egypt - 1.2%
Egypt Government International Bond
4.55%, 11/20/2023 (A)	565,000	529,100
7.90%, 02/21/2048 (A)	1,530,000	1,317,713
8.15%, 11/20/2059 (A)	150,000	130,500
8.70%, 03/01/2049 (A)	2,775,000	2,486,938

		4,464,251

El Salvador - 0.2%
El Salvador Government International Bond 5.88%, 01/30/2025 (A)	885,000	705,787

Gabon - 0.3%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	715,000	511,139
6.95%, 06/16/2025 (A)	1,055,000	743,339

		1,254,478

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana - 1.4%
Ghana Government International Bond
6.38%, 02/11/2027 (A)	$ 800,000	$ 616,000
7.63%, 05/16/2029 (A)	850,000	650,182
7.88%, 02/11/2035 (A)	1,605,000	1,206,158
8.13%, 01/18/2026 (A)	1,400,000	1,153,670
8.75%, 03/11/2061 (A)	2,005,000	1,509,965

		5,135,975

Guatemala - 0.8%
Guatemala Government Bond 6.13%, 06/01/2050 (A)	3,015,000	3,146,152

Indonesia - 7.0%
Indonesia Government International Bond
2.85%, 02/14/2030	1,210,000	1,172,341
3.75%, 04/25/2022 (A)	900,000	914,058
4.35%, 01/08/2027 (A)	4,000,000	4,229,950
4.63%, 04/15/2043 (A)	6,500,000	6,922,314
4.75%, 01/08/2026 - 07/18/2047 (A)	4,545,000	4,893,427
4.75%, 07/18/2047, MTN (G) (H)	900,000	966,160
Indonesia Treasury Bond
7.00%, 05/15/2027	IDR 52,716,000,000	3,393,315
8.38%, 03/15/2034	54,274,000,000	3,688,808

		26,180,373

Kenya - 0.7%
Kenya Government International Bond
7.25%, 02/28/2028 (A)	$ 770,000	690,906
8.00%, 05/22/2032 (A)	2,320,000	2,099,600

		2,790,506

Malaysia - 0.8%
Malaysia Sovereign Sukuk Bhd. 3.04%, 04/22/2025 (A)	3,000,000	3,124,680

Mexico - 6.7%
Mexico Bonos
8.50%, 05/31/2029 - 11/18/2038	MXN 174,940,000	8,081,541
Series M,
7.50%, 06/03/2027	139,799,000	6,225,554
7.75%, 05/29/2031	97,090,000	4,276,536
10.00%, 11/20/2036	58,465,300	3,038,735
Mexico Government International Bond 4.75%, 04/27/2032	$ 3,430,000	3,455,725

		25,078,091

Nigeria - 1.7%
Nigeria Government International Bond
7.14%, 02/23/2030 (A)	4,235,000	3,176,250
7.63%, 11/21/2025 (A)	3,935,000	3,285,725

		6,461,975

Panama - 1.6%
Panama Government International Bond
3.16%, 01/23/2030	1,000,000	1,020,010

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Panama Government International Bond (continued)
3.75%, 03/16/2025	$ 1,000,000	$ 1,053,760
4.50%, 04/01/2056	3,350,000	3,760,375

		5,834,145

Paraguay - 0.4%
Paraguay Government International Bond 4.95%, 04/28/2031 (A)	1,305,000	1,344,150

Peru - 1.8%
Peru Government International Bond
2.39%, 01/23/2026	1,540,000	1,570,800
2.78%, 01/23/2031	3,005,000	3,098,155
6.90%, 08/12/2037 (A)	PEN 6,497,000	2,201,510

		6,870,465

Qatar - 2.8%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 1,375,000	1,462,766
3.75%, 04/16/2030 (A) (H)	2,920,000	3,187,939
4.00%, 03/14/2029 (A)	1,605,000	1,780,876
4.40%, 04/16/2050 (A)	3,455,000	3,928,543

		10,360,124

Republic of Korea - 1.3%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 180,300,000	2,380,262
8.00%, 05/15/2024 (A)	IDR 35,800,000,000	2,405,433

		4,785,695

Republic of South Africa - 0.6%
Republic of South Africa Government Bond 8.00%, 01/31/2030	ZAR 32,792,200	1,518,748
Republic of South Africa Government International Bond 5.75%, 09/30/2049	$ 835,000	651,367

		2,170,115

Romania - 3.1%
Romania Government Bond
3.65%, 09/24/2031	RON 21,100,000	4,208,532
5.00%, 02/12/2029	11,170,000	2,553,866
Romania Government International Bond
3.38%, 01/28/2050 (A)	EUR 2,000,000	1,857,285
5.13%, 06/15/2048 (A) (H)	$ 2,640,000	2,803,363

		11,423,046

Russian Federation - 5.4%
Russian Federal Bond - OFZ
7.10%, 10/16/2024	RUB 254,487,000	3,634,671
7.65%, 04/10/2030	143,389,000	2,163,852
7.95%, 10/07/2026	113,082,000	1,705,124
Russian Federation Federal Bond - OFZ
7.05%, 01/19/2028	82,499,000	1,195,242
7.40%, 12/07/2022	212,035,000	3,002,702
7.70%, 03/23/2033	392,564,000	6,020,417

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russian Federation (continued)
Russian Foreign Bond - Eurobond 4.75%, 05/27/2026 (G)	$ 2,000,000	$ 2,215,000

		19,937,008

Saudi Arabia - 0.5%
Saudi Government International Bond 3.75%, 01/21/2055 (A)	2,000,000	1,834,844

Supranational - 2.3%
Asian Development Bank
6.15%, 02/25/2030, MTN	INR 70,520,000	966,797
6.20%, 10/06/2026, MTN	242,300,000	3,254,974
Banque Ouest Africaine de Developpement 4.70%, 10/22/2031 (A)	$ 2,000,000	1,800,000
Eastern & Southern African Trade & Development Bank 5.38%, 03/14/2022, MTN (G)	3,000,000	2,734,500

		8,756,271

Turkey - 2.5%
Turkey Government International Bond
4.88%, 10/09/2026	8,290,000	7,267,561
5.25%, 03/13/2030	2,330,000	1,933,900

		9,201,461

Ukraine - 4.2%
Ukraine Government International Bond
Zero Coupon (C), 05/31/2040 (G)	9,835,000	7,258,565
4.38%, 01/27/2030 (A)	EUR 1,325,000	1,118,331
7.75%, 09/01/2021 - 09/01/2023 (A)	$ 5,530,000	5,290,892
7.75%, 09/01/2023 (G)	2,100,000	1,989,750

		15,657,538

United Arab Emirates - 1.6%
Abu Dhabi Government International Bond
2.50%, 04/16/2025 (A)	1,500,000	1,541,802
3.13%, 09/30/2049 (A)	2,480,000	2,375,840
3.88%, 04/16/2050 (A)	1,785,000	1,901,382

		5,819,024

United Kingdom - 0.9%
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025 (G)	3,500,000	3,384,920

Venezuela - 0.5%
Venezuela Government International Bond
9.00%, 05/07/2023 (E) (F)	9,260,000	740,800
9.25%, 09/15/2027 (E) (F)	8,370,000	669,600
11.95%, 08/05/2031 (E) (F) (G)	5,565,000	445,200

		1,855,600

Zambia - 0.2%
Zambia Government International Bond 8.50%, 04/14/2024 (G)	1,980,000	643,500

Total Foreign Government Obligations (Cost $246,659,881)		216,086,067

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCK - 0.1%
Colombia - 0.1%
Frontera Energy Corp.	93,356	$ 301,661

Total Common Stock (Cost $5,390,007)		301,661

OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (J)	11,723,975	11,723,975

Total Other Investment Company (Cost $11,723,975)		11,723,975

	Principal	Value
REPURCHASE AGREEMENT - 6.1%

Fixed Income Clearing Corp., 0.00% (J), dated 04/30/2020, to be repurchased at $22,545,983 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $23,000,201.

	$ 22,545,983	$ 22,545,983

Total Repurchase Agreement (Cost $22,545,983)		22,545,983

Total Investments (Cost $436,734,273)		381,971,081
Net Other Assets (Liabilities) - (2.6)%		(9,549,797)

Net Assets - 100.0%		$ 372,421,284

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/29/2020	USD	2,528,016	RON	11,357,869	$—	$(33,457)
BCLY	05/29/2020	PLN	10,820,388	USD	2,577,203	30,123	—
JPM	05/29/2020	USD	3,381,837	ZAR	63,269,090	—	(20,505)
SCB	05/05/2020	USD	12,755,996	BRL	69,712,668	—	(59,069)
SCB	05/05/2020	BRL	69,712,668	USD	12,781,971	33,093	—
SCB	06/02/2020	USD	6,322,328	BRL	34,733,606	—	(47,137)
TDB	05/29/2020	USD	6,888,348	EUR	6,352,924	—	(77,486)
TDB	05/29/2020	AUD	7,310,567	USD	4,746,641	17,783	—

Total						$80,999	$(237,654)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	56.6%	$216,086,067
Oil, Gas & Consumable Fuels	7.3	27,743,211
Banks	3.8	14,428,127
Electric Utilities	2.9	10,897,541
Metals & Mining	2.7	10,368,869
Chemicals	2.3	8,896,276
Food Products	1.5	5,733,565
Road & Rail	1.3	5,078,927
Diversified Telecommunication Services	1.2	4,665,992
Wireless Telecommunication Services	1.2	4,659,570
Transportation Infrastructure	1.2	4,463,316
Construction & Engineering	1.1	4,328,960
Diversified Financial Services	1.1	4,270,300
Internet & Direct Marketing Retail	0.9	3,520,035
Professional Services	0.9	3,436,112
Marine	0.8	3,159,656
Consumer Finance	0.7	2,836,336
Diversified Consumer Services	0.7	2,683,550
Food & Staples Retailing	0.6	2,168,358
Energy Equipment & Services	0.6	2,120,853
Communications Equipment	0.4	1,429,428
Insurance	0.3	1,292,716
Interactive Media & Services	0.3	1,125,054

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Hotels, Restaurants & Leisure	0.3%	$1,056,569
Paper & Forest Products	0.2	955,010
Airlines	0.1	296,725

Investments	91.0	347,701,123
Short-Term Investments	9.0	34,269,958

Total Investments	100.0%	$381,971,081

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$131,313,395	$—	$131,313,395
Foreign Government Obligations	—	216,086,067	—	216,086,067
Common Stock	301,661	—	—	301,661
Other Investment Company	11,723,975	—	—	11,723,975
Repurchase Agreement	—	22,545,983	—	22,545,983

Total Investments	$12,025,636	$369,945,445	$—	$381,971,081

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$80,999	$—	$80,999

Total Other Financial Instruments	$—	$80,999	$—	$80,999

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(237,654)	$—	$(237,654)

Total Other Financial Instruments	$—	$(237,654)	$—	$(237,654)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $199,604,110, representing 53.6% of the Fund’s net assets.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2020, the total value of such securities is $2,741,725, representing 0.7% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $29,916,800, representing 8.0% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,479,102, collateralized by cash collateral of $11,723,975. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2020, the value of this security is $247,987, representing 0.1% of the Fund’s net assets.
(J)	Rates disclosed reflect the yields at April 30, 2020.
(K)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Brazil - 3.6%
B2W Cia Digital (A)	110,700	$ 1,491,159
B3 SA - Brasil Bolsa Balcao	198,000	1,398,915
Banco Bradesco SA, ADR	407,000	1,432,640
Banco do Brasil SA	84,100	440,768
Banco Santander Brasil SA	305,485	1,516,779
BRF SA (A)	138,700	494,565
Equatorial Energia SA	583,700	1,967,528
JBS SA	775,300	3,398,950
Petroleo Brasileiro SA, ADR	171,000	1,140,570
Qualicorp Consultoria e Corretora de Seguros SA	218,600	1,041,967
Vale SA, ADR	423,400	3,493,050

		17,816,891

China - 36.8%
Agricultural Bank of China, Ltd., H Shares	7,140,000	2,970,110
Alibaba Group Holding, Ltd., ADR (A)	161,900	32,812,273
Anhui Conch Cement Co., Ltd., H Shares	915,500	7,219,064
ANTA Sports Products, Ltd.	612,000	5,211,811
Baidu, Inc., ADR (A)	48,100	4,854,733
Bank of China, Ltd., H Shares	17,236,000	6,561,792
China Communications Construction Co., Ltd., H Shares	5,913,000	3,974,391
China Conch Venture Holdings, Ltd.	1,586,000	7,583,260
China Construction Bank Corp., H Shares	11,255,000	9,033,974
China National Building Material Co., Ltd., H Shares	5,710,000	7,132,622
China Railway Group, Ltd., H Shares	12,094,000	7,231,334
China Shenhua Energy Co., Ltd., H Shares	2,171,000	3,846,117
Country Garden Holdings Co., Ltd.	1,193,000	1,545,383
CSPC Pharmaceutical Group, Ltd.	1,124,000	2,225,201
Guangzhou R&F Properties Co., Ltd., H Shares	820,400	1,041,814
Industrial & Commercial Bank of China, Ltd., H Shares	5,845,000	3,919,126
JD.com, Inc., ADR (A)	245,000	10,559,500
KWG Group Holdings, Ltd. (A)	1,870,000	2,766,279
Lenovo Group, Ltd.	4,660,000	2,517,318
Momo, Inc., ADR	86,500	2,082,920
NetEase, Inc., ADR	22,600	7,796,096
New Oriental Education & Technology Group, Inc., ADR (A)	27,500	3,510,650
PetroChina Co., Ltd., H Shares	3,882,000	1,394,381
PICC Property & Casualty Co., Ltd., H Shares	3,966,000	3,795,246
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,268,000	3,445,419
Sinopharm Group Co., Ltd., H Shares	961,600	2,592,819
Sunac China Holdings, Ltd.	549,000	2,455,815
Tencent Holdings, Ltd.	510,000	26,810,410
Vipshop Holdings, Ltd., ADR (A)	250,100	3,984,093
Xinyi Solar Holdings, Ltd.	2,488,000	1,579,012
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., H Shares (B)	335,600	1,265,599

		183,718,562

Colombia - 0.3%
Ecopetrol SA, ADR (C)	151,700	1,585,265

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 4.1%
Brilliance China Automotive Holdings, Ltd.	1,670,000	$ 1,545,147
China Mengniu Dairy Co., Ltd. (A)	619,000	2,191,946
China Mobile, Ltd.	892,000	7,170,839
China Overseas Land & Investment, Ltd.	1,510,000	5,577,858
CITIC, Ltd.	2,454,000	2,548,731
Geely Automobile Holdings, Ltd.	967,000	1,504,189

		20,538,710

Hungary - 1.9%
MOL Hungarian Oil & Gas PLC	235,351	1,489,964
OTP Bank Nyrt	164,141	4,861,198
Richter Gedeon Nyrt	147,062	3,142,530

		9,493,692

India - 8.0%
Apollo Hospitals Enterprise, Ltd.	71,610	1,319,272
Bharti Airtel, Ltd. (A)	619,518	4,221,043
Coal India, Ltd.	712,434	1,395,927
Divi’s Laboratories, Ltd.	93,880	2,894,923
Dr. Reddy’s Laboratories, Ltd.	74,406	3,848,844
Glenmark Pharmaceuticals, Ltd.	278,090	1,230,845
HCL Technologies, Ltd.	791,209	5,689,603
HDFC Bank, Ltd., ADR	77,022	3,338,904
ICICI Bank, Ltd., ADR	492,820	4,809,923
Ipca Laboratories, Ltd.	59,968	1,279,595
ITC, Ltd.	1,027,620	2,462,134
LIC Housing Finance, Ltd.	265,983	994,962
Power Finance Corp., Ltd.	955,410	1,207,515
Shriram Transport Finance Co., Ltd.	160,691	1,667,306
State Bank of India (A)	938,368	2,344,620
UltraTech Cement, Ltd.	29,693	1,381,310

		40,086,726

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	8,127,600	1,478,308

Malaysia - 0.8%
Hartalega Holdings BHD	1,176,000	2,077,466
Tenaga Nasional Bhd.	630,300	1,784,696

		3,862,162

Mexico - 2.8%
America Movil SAB de CV, Class L, ADR	680,200	8,189,608
Fomento Economico Mexicano SAB de CV, ADR	34,900	2,245,117
Grupo Financiero Banorte SAB de CV, Class O	546,800	1,496,945
Grupo Mexico SAB de CV, Series B	847,500	1,802,181

		13,733,851

Poland - 1.0%
CD Projekt SA	19,727	1,727,070
Powszechna Kasa Oszczednosci Bank Polski SA	315,794	1,690,054
Powszechny Zaklad Ubezpieczen SA	184,352	1,360,723

		4,777,847

Republic of Korea - 13.1%
Celltrion Healthcare Co., Ltd. (A)	28,528	1,977,289
Daelim Industrial Co., Ltd.	25,425	1,834,516
GS Engineering & Construction Corp.	55,265	1,153,921
Hana Financial Group, Inc.	153,908	3,513,413

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Hyundai Mobis Co., Ltd.	47,178	$ 6,670,035
Hyundai Motor Co.	45,468	3,514,332
KB Financial Group, Inc.	170,756	4,885,552
Kia Motors Corp.	86,532	2,113,518
KT&G Corp.	50,286	3,357,468
NCSoft Corp.	10,829	5,737,735
Samsung Electronics Co., Ltd.	467,618	19,227,295
Shinhan Financial Group Co., Ltd.	92,963	2,356,849
SK Hynix, Inc.	75,218	5,176,318
SK Telecom Co., Ltd.	22,727	3,950,037

		65,468,278

Republic of South Africa - 4.3%
Absa Group, Ltd.	318,514	1,571,914
AngloGold Ashanti, Ltd., ADR	295,500	7,207,245
Naspers, Ltd., N Shares	56,988	8,870,091
Old Mutual, Ltd.	1,190,093	863,892
Sanlam, Ltd.	380,932	1,217,806
Sibanye Stillwater, Ltd. (A)	851,681	1,735,021

		21,465,969

Russian Federation - 2.5%
Gazprom PJSC, ADR	780,392	3,951,873
Lukoil PJSC, ADR	68,314	4,456,651
MMC Norilsk Nickel PJSC, ADR	138,779	3,794,218

		12,202,742

Taiwan - 15.1%
Accton Technology Corp.	609,000	4,414,681
Catcher Technology Co., Ltd.	157,000	1,189,195
CTBC Financial Holding Co., Ltd.	5,974,000	3,981,029
Elite Material Co., Ltd.	678,000	2,930,185
Fubon Financial Holding Co., Ltd.	1,819,000	2,572,028
Hon Hai Precision Industry Co., Ltd.	2,765,000	7,105,957
King Yuan Electronics Co., Ltd.	1,147,000	1,374,887
MediaTek, Inc.	347,000	4,791,524
Pegatron Corp.	830,000	1,820,943
Pixart Imaging, Inc.	339,000	1,984,225
Radiant Opto-Electronics Corp.	715,000	2,346,629
Realtek Semiconductor Corp.	512,000	4,384,422
TaiDoc Technology Corp.	299,000	1,905,255
Taiwan Cement Corp.	1,769,000	2,552,269
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	423,200	22,484,616
Uni-President Enterprises Corp.	1,019,000	2,372,626
United Microelectronics Corp.	4,144,000	2,143,961
Yuanta Financial Holding Co., Ltd.	5,213,000	2,971,300
Zhen Ding Technology Holding, Ltd.	608,000	2,181,697

		75,507,429

Thailand - 2.3%
Advanced Info Service PCL	315,800	1,920,316
Charoen Pokphand Foods PCL	5,521,100	4,607,316
CP ALL PCL	1,619,700	3,525,948
PTT Exploration & Production PCL	474,900	1,456,169

		11,509,749

Turkey - 0.2%
Akbank T.A.S. (A)	1,243,991	1,050,177

Total Common Stocks (Cost $486,231,457)		484,296,358

	Shares	Value
PREFERRED STOCK - 0.2%
Brazil - 0.2%
Telefonica Brasil SA, 4.74% (D)	119,500	$ 1,003,177

Total Preferred Stock (Cost $1,552,948)		1,003,177

EXCHANGE-TRADED FUND - 1.1%
United States - 1.1%
iShares MSCI Emerging Markets ETF	136,600	5,005,024

Total Exchange-Traded Fund (Cost $4,929,202)		5,005,024

OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	133,300	133,300

Total Other Investment Company (Cost $133,300)		133,300

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2020, to be repurchased at $10,168,640 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 01/31/2022, and with a value of $10,374,926.	$ 10,168,640	10,168,640

Total Repurchase Agreement (Cost $10,168,640)		10,168,640

Total Investments (Cost $503,015,547)		500,606,499
Net Other Assets (Liabilities) - (0.4)%		(1,842,826)

Net Assets - 100.0%		$ 498,764,213

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.6%	$63,254,075
Internet & Direct Marketing Retail	11.5	57,717,116
Semiconductors & Semiconductor Equipment	9.2	46,265,594
Interactive Media & Services	6.7	33,748,063
Wireless Telecommunication Services	5.1	25,451,843
Technology Hardware, Storage & Peripherals	5.0	24,754,751
Oil, Gas & Consumable Fuels	4.1	20,716,917
Construction Materials	3.7	18,285,265
Metals & Mining	3.6	18,031,715
Entertainment	3.1	15,260,901
Construction & Engineering	2.8	14,194,162
Real Estate Management & Development	2.7	13,387,149
Food Products	2.6	13,065,403
Pharmaceuticals	2.6	12,992,614
Electronic Equipment, Instruments & Components	2.4	12,217,839
Insurance	2.0	9,809,695
Automobiles	1.7	8,677,186
Machinery	1.5	7,583,260
Health Care Equipment & Supplies	1.5	7,428,140
Health Care Providers & Services	1.4	6,931,347
Auto Components	1.3	6,670,035
Tobacco	1.2	5,819,602
IT Services	1.1	5,689,603
Textiles, Apparel & Luxury Goods	1.0	5,211,811
International Equity Funds	1.0	5,005,024
Communications Equipment	0.9	4,414,681
Diversified Financial Services	0.8	4,178,815
Electric Utilities	0.8	3,752,224
Food & Staples Retailing	0.7	3,525,948
Diversified Consumer Services	0.7	3,510,650
Life Sciences Tools & Services	0.6	2,894,923
Industrial Conglomerates	0.5	2,548,731
Beverages	0.5	2,245,117
Consumer Finance	0.3	1,667,306
Capital Markets	0.3	1,398,915
Diversified Telecommunication Services	0.2	1,003,177
Thrifts & Mortgage Finance	0.2	994,962

Investments	97.9	490,304,559
Short-Term Investments	2.1	10,301,940

Total Investments	100.0%	$500,606,499

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$148,779,702	$335,516,656	$—	$484,296,358
Preferred Stock	1,003,177	—	—	1,003,177
Exchange-Traded Fund	5,005,024	—	—	5,005,024
Other Investment Company	133,300	—	—	133,300
Repurchase Agreement	—	10,168,640	—	10,168,640

Total Investments	$154,921,203	$345,685,296	$—	$500,606,499

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the value of the 144A security is $1,265,599, representing 0.3% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $129,580, collateralized by cash collateral of $133,300. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at April 30, 2020.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Argentina - 0.3%
MercadoLibre, Inc. (A)	2,223	$ 1,297,143
YPF SA, ADR	30,205	115,987

		1,413,130

Austria - 0.1%
OMV AG	16,964	553,905

Brazil - 3.5%
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	350,411	1,025,219
Energisa SA	281,371	2,261,151
Localiza Rent a Car SA	245,978	1,546,551
Lojas Renner SA	212,108	1,497,421
Magazine Luiza SA	189,380	1,730,850
Notre Dame Intermedica Participacoes SA	117,662	1,185,946
Petrobras Distribuidora SA	324,966	1,167,102
Petroleo Brasileiro SA	23,500	80,596
Raia Drogasil SA	66,949	1,290,005
Vale SA, ADR	290,441	2,396,138

		14,180,979

Cayman Islands - 1.1%
ESR Cayman, Ltd. (A) (B)	919,456	2,012,830
Trip.Com Group, Ltd., ADR (A)	96,427	2,483,959

		4,496,789

China - 34.9%
Alibaba Group Holding, Ltd., ADR (A)	142,008	28,780,761
Alibaba Group Holding, Ltd. (A)	183,736	4,663,076
BeiGene, Ltd., ADR (A)	10,870	1,661,262
China Construction Bank Corp., H Shares	11,093,332	8,904,209
China International Travel Service Corp., Ltd., A Shares	336,406	4,312,280
China Life Insurance Co., Ltd., H Shares	1,208,127	2,576,571
China Longyuan Power Group Corp., Ltd., H Shares	7,245,961	3,621,743
China Merchants Bank Co., Ltd., H Shares	1,116,489	5,283,570
China Oilfield Services, Ltd., H Shares	221,465	172,502
China Petroleum & Chemical Corp., H Shares	2,914,266	1,452,507
China Tower Corp., Ltd., H Shares (B)	25,804,567	5,742,657
CNOOC, Ltd.	537,710	594,504
Dongfeng Motor Group Co., Ltd., H Shares	3,314,829	2,198,598
ENN Energy Holdings, Ltd.	217,926	2,456,562
Industrial & Commercial Bank of China, Ltd., H Shares	8,643,531	5,795,566
Innovent Biologics, Inc. (A) (B)	373,076	1,837,319
Lomon Billions Group Co., Ltd., A Shares	1,472,749	3,436,167
Longfor Group Holdings, Ltd. (B)	87,000	442,311
Ping An Insurance Group Co. of China, Ltd., H Shares	758,640	7,720,117
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,414,014	2,148,091
Shengyi Technology Co., Ltd., A Shares	378,500	1,713,550
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	41,700	1,494,026
Sunny Optical Technology Group Co., Ltd.	205,667	2,864,019
TAL Education Group, ADR (A)	93,780	5,081,938
Tencent Holdings, Ltd.	622,471	32,722,947
Tencent Music Entertainment Group, ADR (A)	198,497	2,264,851

	Shares	Value
COMMON STOCKS (continued)
China (continued)
WuXi AppTec Co., Ltd., H Shares (B) (C)	57,564	$ 811,577
Wuxi Biologics Cayman, Inc. (A) (B)	70,500	1,097,432
Yifeng Pharmacy Chain Co., Ltd., A Shares	97,100	1,297,280

		143,147,993

Czech Republic - 0.5%
Komercni banka as (A)	94,268	1,996,100

Greece - 1.2%
Hellenic Telecommunications Organization SA	359,995	4,756,069

Hong Kong - 6.5%
AIA Group, Ltd.	944,823	8,671,365
China Gas Holdings, Ltd.	766,733	2,789,939
China Mengniu Dairy Co., Ltd. (A)	1,285,979	4,553,790
China Overseas Land & Investment, Ltd.	1,012,426	3,739,847
Geely Automobile Holdings, Ltd.	1,356,861	2,110,627
Kerry Properties, Ltd.	398,445	1,100,494
Shimao Property Holdings, Ltd.	859,864	3,495,238

		26,461,300

India - 3.0%
Grasim Industries, Ltd., GDR	180,067	1,215,452
ICICI Bank, Ltd., ADR (C)	485,122	4,734,791
Larsen & Toubro, Ltd., GDR	248,541	2,883,075
Reliance Industries, Ltd., GDR (B)	87,695	3,354,334

		12,187,652

Indonesia - 2.0%
Bank Central Asia Tbk PT	1,977,593	3,425,566
Bank Mandiri Persero Tbk PT	9,714,703	2,887,804
Unilever Indonesia Tbk PT	3,087,900	1,712,234

		8,025,604

Japan - 1.6%
Nexon Co., Ltd.	229,605	3,707,198
Tokyo Electron, Ltd.	13,033	2,775,779

		6,482,977

Jordan - 0.4%
Hikma Pharmaceuticals PLC	49,933	1,487,206

Luxembourg - 0.6%
Millicom International Cellular SA, SDR	84,702	2,201,074
Tenaris SA, ADR	14,291	195,501

		2,396,575

Macau - 0.3%
MGM China Holdings, Ltd. (C)	993,674	1,227,103

Malaysia - 0.9%
CIMB Group Holdings Bhd.	4,723,571	3,776,873

Mexico - 1.7%
America Movil SAB de CV, Series L	5,137,714	3,103,818
Grupo Mexico SAB de CV, Series B	388,243	825,586
Orbia Advance Corp. SAB de CV	2,579,912	3,069,005

		6,998,409

Netherlands - 0.8%
ASML Holding NV (C)	11,679	3,411,264

Peru - 0.7%
Credicorp, Ltd.	19,337	2,881,600

Philippines - 0.3%
Ayala Land, Inc.	2,171,464	1,355,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Portugal - 0.8%
Galp Energia SGPS SA	283,105	$ 3,267,346

Republic of Korea - 7.8%
Hyundai Mobis Co., Ltd.	24,146	3,413,766
LG Chem, Ltd.	8,615	2,676,794
LG Household & Health Care, Ltd.	4,141	4,695,877
Lotte Chemical Corp.	19,801	3,518,745
Samsung Electronics Co., Ltd.	306,059	12,584,389
Shinhan Financial Group Co., Ltd.	204,674	5,189,008

		32,078,579

Republic of South Africa - 2.6%
FirstRand, Ltd. (C)	1,902,252	4,151,673
Gold Fields, Ltd.	304,938	2,269,839
MTN Group, Ltd.	607,165	1,595,544
Old Mutual, Ltd. (C)	2,553,747	1,818,873
Sibanye Stillwater, Ltd. (A) (C)	371,885	757,594

		10,593,523

Russian Federation - 4.3%
Gazprom Neft PJSC, ADR	66,911	1,582,445
Gazprom PJSC, ADR	353,306	1,784,195
Inter RAO (A) (D)	44,636,437	2,990,240
Lukoil PJSC, ADR	48,396	3,124,930
MMC Norilsk Nickel PJSC	5,101	1,385,865
Rosneft Oil Co. PJSC, GDR	85,359	382,579
Sberbank of Russia PJSC (D)	1,843,930	4,859,189
Yandex NV, Class A (A) (C)	43,476	1,642,523

		17,751,966

Saudi Arabia - 1.1%
Saudi Arabian Oil Co. (B)	521,281	4,380,257

Switzerland - 0.5%
Coca-Cola HBC AG	76,166	1,929,949

Taiwan - 13.6%
Accton Technology Corp.	486,118	3,523,901
Airtac International Group	42,000	817,783
Delta Electronics, Inc.	512,370	2,389,799
E.Sun Financial Holding Co., Ltd.	3,115,839	2,831,021
Far Eastern New Century Corp.	4,514,700	3,920,415
Formosa Plastics Corp.	697,704	2,047,932
Globalwafers Co., Ltd.	348,776	4,438,882
Largan Precision Co., Ltd.	20,371	2,776,843
MediaTek, Inc.	386,767	5,340,644
Realtek Semiconductor Corp.	496,290	4,249,892
Taiwan Semiconductor Manufacturing Co., Ltd.	1,885,622	19,021,770

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	1,926,259	$ 4,485,075

		55,843,957

Thailand - 2.1%
CP ALL PCL	2,066,259	4,498,069
Kasikornbank PCL	1,621,376	4,250,755

		8,748,824

United Kingdom - 0.6%
Anglo American PLC	137,154	2,439,291

Total Common Stocks (Cost $424,132,606)		384,270,912

PREFERRED STOCKS - 2.1%
Brazil - 1.6%
Braskem SA, Series A, 5.83% (E)	679,400	2,641,188
Gerdau SA, 2.21% (E)	427,400	922,723
Itau Unibanco Holding SA, 9.01% (E)	671,700	2,812,595

		6,376,506

Republic of Korea - 0.5%
Samsung Electronics Co., Ltd., 3.41% (E)	63,648	2,206,396

Total Preferred Stocks (Cost $12,658,399)		8,582,902

EXCHANGE-TRADED FUND - 1.2%
United States - 1.2%
iShares MSCI India ETF (C)	177,968	4,814,034

Total Exchange-Traded Fund (Cost $5,564,239)		4,814,034

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (E)	4,431,833	4,431,833

Total Other Investment Company (Cost $4,431,833)		4,431,833

Total Investments (Cost $446,787,077)		402,099,681
Net Other Assets (Liabilities) - 1.8%		7,375,948

Net Assets - 100.0%		$ 409,475,629

FUTURES CONTRACTS

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	139	06/19/2020	$ 5,354,727	$ 6,296,005	$ 941,278	$ —

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.8%	$59,628,647
Semiconductors & Semiconductor Equipment	9.8	39,238,231
Internet & Direct Marketing Retail	9.3	37,224,939
Interactive Media & Services	8.5	34,365,470
Insurance	5.2	20,786,926
Oil, Gas & Consumable Fuels	5.1	20,673,585
Chemicals	4.3	17,389,831
Technology Hardware, Storage & Peripherals	3.7	14,790,785
Real Estate Management & Development	3.0	12,146,412
Metals & Mining	2.7	10,997,036
Diversified Telecommunication Services	2.6	10,498,726
Electronic Equipment, Instruments & Components	2.4	9,744,211
Food Products	2.2	9,038,865
Food & Staples Retailing	1.8	7,085,354
Wireless Telecommunication Services	1.7	6,900,436
Entertainment	1.5	5,972,049
Specialty Retail	1.4	5,479,382
Electric Utilities	1.3	5,251,391
Gas Utilities	1.3	5,246,501
Diversified Consumer Services	1.3	5,081,938
International Equity Funds	1.2	4,814,034
Personal Products	1.2	4,695,877
Automobiles	1.1	4,309,225
Diversified Financial Services	1.0	4,151,673
Industrial Conglomerates	1.0	3,920,415
Health Care Equipment & Supplies	0.9	3,642,117
Independent Power & Renewable Electricity Producers	0.9	3,621,743
Communications Equipment	0.9	3,523,901
Biotechnology	0.9	3,498,581
Auto Components	0.8	3,413,766
Multiline Retail	0.8	3,228,271
Construction & Engineering	0.7	2,883,075
Beverages	0.5	1,929,949
Life Sciences Tools & Services	0.5	1,909,009
Household Products	0.4	1,712,234
Road & Rail	0.4	1,546,551
Pharmaceuticals	0.4	1,487,206
Hotels, Restaurants & Leisure	0.3	1,227,103
Construction Materials	0.3	1,215,452
Health Care Providers & Services	0.3	1,185,946
Household Durables	0.2	1,025,219
Machinery	0.2	817,783
Energy Equipment & Services	0.1	368,003

Investments	98.9	397,667,848
Short-Term Investments	1.1	4,431,833

Total Investments	100.0%	$402,099,681

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$86,646,714	$297,624,198	$—	$384,270,912
Preferred Stocks	6,376,506	2,206,396	—	8,582,902
Exchange-Traded Fund	4,814,034	—	—	4,814,034
Other Investment Company	4,431,833	—	—	4,431,833

Total Investments	$102,269,087	$299,830,594	$—	$402,099,681

Other Financial Instruments
Futures Contracts (G)	$941,278	$—	$—	$941,278

Total Other Financial Instruments	$941,278	$—	$—	$941,278

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $19,678,717, representing 4.8% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,243,851, collateralized by cash collateral of $4,431,833 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,188,834. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the total value of securities is $7,849,429, representing 1.9% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at April 30, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 3.1%
Beverages - 0.3%
Constellation Brands, Inc., Class A	1,500	$ 247,035

Diversified Consumer Services - 0.1%
Chegg, Inc. (A) (B)	700	29,925

Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	18,000	329,760

Entertainment - 0.3%
Sciplay Corp., Class A (A)	5,000	52,750
Ubisoft Entertainment SA (A)	2,450	182,236

		234,986

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	2,500	731,175

Insurance - 0.3%
Fidelity National Financial, Inc.	9,000	243,450

Interactive Media & Services - 0.2%
IAC / InterActiveCorp (A)	700	156,436

Media - 0.4%
Discovery, Inc., Class A (A)	13,500	302,670

Specialty Retail - 0.1%
Fnac Darty SA (A)	1,462	47,249

Total Common Stocks (Cost $2,603,254)		2,322,686

CONVERTIBLE PREFERRED STOCKS - 1.5%
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc., 6.00%	12,000	588,120

Electric Utilities - 0.4%
Southern Co., 6.75%	6,500	307,710

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc., 5.00%	4,650	213,900

Total Convertible Preferred Stocks (Cost $1,157,500)		1,109,730

	Principal	Value
CONVERTIBLE BONDS - 68.1%
Airlines - 3.7%
Copa Holdings SA 4.50%, 04/15/2025 (C)	$ 1,040,000	1,053,472
Southwest Airlines Co. 1.25%, 05/01/2025	1,600,000	1,765,859

		2,819,331

Automobiles - 1.3%
Winnebago Industries, Inc. 1.50%, 04/01/2025 (C)	1,000,000	943,100

Banks - 3.3%
BofA Finance LLC 0.25%, 05/01/2023, MTN (D)	2,528,000	2,465,007

Capital Markets - 4.9%
JPMorgan Chase Financial Co. LLC 0.25%, 05/01/2023 (C) (D)	2,000,000	1,934,770

	Principal	Value
CONVERTIBLE BONDS (continued)
Capital Markets (continued)
SBI Holdings, Inc. Zero Coupon, 09/13/2023 (E)	JPY 200,000,000	$ 1,761,166

		3,695,936

Communications Equipment - 2.1%
Lumentum Holdings, Inc. 0.50%, 12/15/2026 (C)	$ 1,500,000	1,587,540

Entertainment - 3.4%
Live Nation Entertainment, Inc. 2.00%, 02/15/2025 (C)	1,100,000	863,904
Zynga, Inc. 0.25%, 06/01/2024 (C)	1,500,000	1,669,687

		2,533,591

Food & Staples Retailing - 0.1%
Just Eat Takeaway.com NV 1.25%, 04/30/2026 (E)	EUR 100,000	115,967

Health Care Equipment & Supplies - 0.3%
Nuvasive, Inc. 0.38%, 03/15/2025 (C)	$ 260,000	239,694

Health Care Providers & Services - 1.7%
Korian SA 0.88%, 03/06/2027 (E)	EUR 2,378,000	1,261,531

Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. 0.88%, 01/01/2027 (C)	$ 1,140,000	872,676

Insurance - 1.5%
AXA SA 7.25%, 05/15/2021 (C)	1,286,000	1,127,661

Interactive Media & Services - 8.4%
Twitter, Inc. 0.25%, 06/15/2024	2,978,000	2,776,348

Zillow Group, Inc. 0.75%, 09/01/2024 (C) (D)	3,000,000	3,500,700

		6,277,048

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. 0.75%, 05/01/2025 (C)	500,000	564,150

IT Services - 8.0%
MongoDB, Inc. 0.25%, 01/15/2026 (C)	1,100,000	1,148,597
Okta, Inc. 0.13%, 09/01/2025 (C) (D)	2,000,000	2,114,090
Square, Inc. 0.13%, 03/01/2025 (C)	3,000,000	2,765,625

		6,028,312

Media - 3.4%
Liberty Media Corp.
2.25%, 12/01/2048 (C)	808,000	803,455
2.75%, 12/01/2049 (C) (D)	1,875,000	1,747,422

		2,550,877

Metals & Mining - 2.9%
SSR Mining, Inc. 2.50%, 04/01/2039	1,800,000	2,196,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Oil, Gas & Consumable Fuels - 0.4%
CNX Resources Corp. Co. 2.25%, 05/01/2026	$ 300,000	$ 301,284

Pharmaceuticals - 2.5%
Sino Biopharmaceutical, Ltd. Zero Coupon, 02/17/2025 (E)	EUR 1,818,000	1,860,408

Semiconductors & Semiconductor Equipment - 1.7%
Inphi Corp. 0.75%, 04/15/2025 (C)	$ 400,000	420,952
SMART Global Holdings, Inc. 2.25%, 02/15/2026 (C)	1,000,000	880,000

		1,300,952

Software - 9.2%
8x8, Inc. 0.50%, 02/01/2024	1,240,000	1,158,065
CyberArk Software, Ltd. Zero Coupon, 11/15/2024 (C) (D)	2,250,000	2,089,089
Proofpoint, Inc. 0.25%, 08/15/2024 (C) (D)	1,450,000	1,505,058
Rapid7, Inc. 2.25%, 05/01/2025	800,000	812,500
Slack Technologies, Inc. 0.50%, 04/15/2025 (C)	1,200,000	1,329,391

		6,894,103

Specialty Retail - 4.8%
ANLLIAN Capital, Ltd. Zero Coupon, 02/05/2025 (E)	EUR 1,700,000	1,666,821
Burlington Stores, Inc. 2.25%, 04/15/2025 (C)	$ 600,000	635,817
RH Zero Coupon, 06/15/2023	1,303,000	1,269,611

		3,572,249

Technology Hardware, Storage & Peripherals - 2.6%
Innolux Corp. Zero Coupon, 01/22/2025 (E)	2,200,000	1,930,500

Total Convertible Bonds (Cost $52,931,138)		51,137,917

CORPORATE DEBT SECURITIES - 14.5%
Airlines - 0.4%
American Airlines Group, Inc. 5.00%, 06/01/2022 (C)	500,000	281,850

Communications Equipment - 2.5%
Viavi Solutions, Inc. 1.75%, 06/01/2023 (D)	1,700,000	1,868,938

Internet & Catalog Retail - 4.1%
IAC FinanceCo, Inc. 0.88%, 10/01/2022 (C)	2,000,000	3,082,500

Oil, Gas & Consumable Fuels - 3.2%
Scorpio Tankers, Inc. 3.00%, 05/15/2022	2,500,000	2,407,498

Software - 3.2%
FireEye, Inc. 0.88%, 06/01/2024 (D)	1,500,000	1,292,850
Splunk, Inc. 0.50%, 09/15/2023 (D)	1,000,000	1,147,497

		2,440,347

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 1.1%
PetSmart, Inc. 7.13%, 03/15/2023 (C)	$ 850,000	$ 813,875

Total Corporate Debt Securities (Cost $10,240,819)		10,895,008

REPURCHASE AGREEMENT - 32.2%
Fixed Income Clearing Corp., 0.00% (F), dated 04/30/2020, to be repurchased at $24,145,650 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $24,632,237.	$ 24,145,650	24,145,650

Total Repurchase Agreement (Cost $24,145,650)		24,145,650

Total Investments Excluding Options Purchased (Cost $91,078,361)		89,610,991

Total Options Purchased - 0.0% (G) (Cost $19,650)		3,000

Total Investments Before Securities Sold Short (Cost $91,098,011)		89,613,991

	Shares	Value
SECURITIES SOLD SHORT - (12.5)%
COMMON STOCKS - (12.5)%
Automobiles - (0.6)%
Winnebago Industries, Inc.	(10,200)	(452,574)

Communications Equipment - (0.8)%
Viavi Solutions, Inc.	(49,846)	(602,139)

Diversified Financial Services - (2.1)%
Equitable Holdings, Inc.	(49,861)	(913,454)
Voya Financial, Inc.	(14,272)	(644,666)

		(1,558,120)

Entertainment - (1.2)%
Live Nation Entertainment, Inc.	(3,060)	(137,302)
Zynga, Inc., Class A	(105,000)	(791,700)

		(929,002)

Health Care Technology - (0.3)%
Allscripts Healthcare Solutions, Inc.	(30,000)	(195,000)

Interactive Media & Services - (1.3)%
Twitter, Inc.	(1,913)	(54,865)
Zillow Group, Inc., Class C	(21,000)	(923,160)

		(978,025)

IT Services - (1.1)%
MongoDB, Inc.	(1,700)	(275,621)
Okta, Inc.	(3,400)	(514,420)

		(790,041)

Media - (0.2)%
Sirius XM Holdings, Inc.	(30,000)	(177,300)

Metals & Mining - (0.5)%
SSR Mining, Inc.	(22,600)	(395,274)

Oil, Gas & Consumable Fuels - (1.4)%
Scorpio Tankers, Inc.	(48,250)	(1,056,192)

Semiconductors & Semiconductor Equipment - (0.5)%
SMART Global Holdings, Inc.	(15,737)	(397,989)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Software - (2.1)%
CyberArk Software, Ltd.	(2,500)	$ (246,900)
Proofpoint, Inc.	(5,000)	(608,650)
Slack Technologies, Inc., Class A	(10,000)	(266,900)
Splunk, Inc.	(3,000)	(421,080)

		(1,543,530)

Specialty Retail - (0.4)%
RH	(2,242)	(322,355)

Total Common Stocks (Proceeds $(9,461,624))		(9,397,541)

Total Securities Sold Short (Proceeds $(9,461,624))		(9,397,541)

Net Other Assets (Liabilities), Net of Securities Sold Short - (6.9)%		(5,138,639)

Net Assets - 100.0%		$ 75,077,811

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Commscope Holding Co., Inc.	USD	15.00	05/15/2020	USD	165,150	150	$19,650	$3,000

FUTURES CONTRACTS:

Short Futures Contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(36)	06/19/2020	$(5,051,863)	$(5,224,320)	$—	$(172,457)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/18/2020	USD	8,946,124	EUR	8,170,000	$—	$(10,060)
SSB	05/18/2020	USD	1,704,444	JPY	183,000,000	—	(1,231)
SSB	05/18/2020	EUR	3,486,218	USD	3,796,036	25,654	—

Total						$25,654	$(11,291)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,093,201	$229,485	$—	$2,322,686
Convertible Preferred Stocks	1,109,730	—	—	1,109,730
Convertible Bonds	—	51,137,917	—	51,137,917
Corporate Debt Securities	—	10,895,008	—	10,895,008
Repurchase Agreement	—	24,145,650	—	24,145,650
Exchange-Traded Options Purchased	3,000	—	—	3,000

Total Investments	$3,205,931	$86,408,060	$—	$89,613,991

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$25,654	$—	$25,654

Total Other Financial Instruments	$—	$25,654	$—	$25,654

LIABILITIES
Securities Sold Short
Common Stocks	$(9,397,541)	$—	$—	$(9,397,541)

Total Securities Sold Short	$(9,397,541)	$—	$—	$(9,397,541)

Other Financial Instruments
Futures Contracts (I)	$(172,457)	$—	$—	$(172,457)
Forward Foreign Currency Contracts (I)	—	(11,291)	—	(11,291)

Total Other Financial Instruments	$(172,457)	$(11,291)	$—	$(183,748)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $29,626, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $30,319. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $33,975,075, representing 45.3% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $13,134,208.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $8,596,393, representing 11.4% of the Fund’s net assets.
(F)	Rate disclosed reflects the yield at April 30, 2020.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 2.3%
Building Products - 0.1%
Builders FirstSource, Inc. 6.75%, 06/01/2027 (A)	$ 60,000	$ 61,800

Commercial Services & Supplies - 0.7%
GFL Environmental, Inc. 4.25%, 06/01/2025 (A)	640,000	643,200

Containers & Packaging - 0.9%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 3-Month LIBOR + 3.50%, 4.72% (B), 07/15/2021 (A)	750,000	738,750

IT Services - 0.6%
Tempo Acquisition LLC 5.75%, 06/01/2025	500,000	500,000

Media - 0.0% (C)
Univision Communications, Inc. 9.50%, 05/01/2025(A)	38,000	38,428

Total Corporate Debt Securities (Cost $1,989,721)		1,982,178

LOAN ASSIGNMENTS - 85.6%
Aerospace & Defense - 0.4%
Avolon TLB Borrower 1 LLC Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (B), 01/15/2025	246,256	231,349
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (B), 02/12/2027	100,000	92,250

		323,599

Airlines - 0.7%
WestJet Airlines, Ltd. Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (B), 12/11/2026	748,125	599,248

Auto Components - 1.0%
Jason, Inc. 1st Lien Term Loan, 2-Month LIBOR + 4.50%, 5.50% (B), 06/30/2021 (D)	201,758	94,826
K&N Engineering, Inc. 1st Lien Term Loan, 6-Month LIBOR + 4.75%, 5.82% (B), 10/20/2023	472,950	305,841
Mavis Tire Express Services Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.70% (B), 03/20/2025 (D)	619,173	501,530

		902,197

Automobiles - 1.1%
Thor Industries, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.63% - 4.75% (B), 02/01/2026	1,094,872	991,316

Beverages - 0.4%
Blue Ribbon LLC Term Loan, 1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.00% - 5.66% (B), 11/15/2021	484,234	306,278

	Principal	Value

LOAN ASSIGNMENTS (continued)
Building Products - 1.6%
NCI Building Systems, Inc. Term Loan, 1-Month LIBOR + 3.75%, 4.58% (B), 04/12/2025	$ 951,408	$ 810,283
VT Topco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 4.95% (B), 08/01/2025	677,684	555,701

		1,365,984

Capital Markets - 1.8%
Blucora, Inc. Term Loan B, 3-Month LIBOR + 3.00%, 4.45% (B), 05/22/2024	529,276	497,519
Deerfield Dakota Holding, LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.75% (B), 04/09/2027	275,000	261,250
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 07/03/2024	940,483	658,338
RPI Intermediate Finance Trust Term Loan B1, 1-Month LIBOR + 1.75%, 2.15% (B), 02/11/2027	199,000	192,445

		1,609,552

Chemicals - 2.7%
Minerals Technologies, Inc. Term Loan, 4.75%, 05/09/2021 (E)	739,689	717,498
Term Loan B,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% - 3.46% (B), 02/14/2024	112,294	109,486
Polymer Process Holdings, Inc. Term Loan, 1-Month LIBOR + 6.00%, 3-Month LIBOR + 6.00%, 6.72% (B), 05/01/2026	893,250	759,263
VAC Germany Holdings GmbH Term Loan B, 3-Month LIBOR + 4.00%, 5.45% (B), 03/08/2025	1,127,000	788,900

		2,375,147

Commercial Services & Supplies - 3.5%
Advanced Disposal Services, Inc. Term Loan B3, 1-Week LIBOR + 2.25%, 3.00% (B), 11/10/2023	612,760	604,717
Aramark Services, Inc. Term Loan B4, 1-Month LIBOR + 1.75%, 2.15% (B), 01/15/2027	150,000	140,625
BIFM Buyer, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.15% (B), 06/01/2026	495,006	469,018

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
GFL Environmental, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (B), 05/30/2025	$ 636,329	$ 622,466
Harsco Corp. Term Loan B1, 1-Month LIBOR + 2.25%, 3.25% (B), 12/06/2024	95,408	92,069
Prime Security Services Borrower LLC Term Loan B1, 1-Month LIBOR + 3.25%, 4.27% (B), 09/23/2026	497,500	471,381
Spin Holdco, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	678,185	619,692

		3,019,968

Communications Equipment - 1.1%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 5.06% (B), 12/15/2024	617,491	539,422
Securus Technologies Holdings, Inc. 1st Lien Term Loan, 2-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 5.50% (B), 11/01/2024	470,248	389,522

		928,944

Construction & Engineering - 0.4%
Granite Acquisition, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 4.95% (B), 12/19/2021	391,976	380,870

Containers & Packaging - 5.0%
Anchor Glass Container Corp. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 4.14% - 4.20% (B), 12/07/2023 (D)	533,912	351,714
Ball Metalpack LLC 1st Lien Term Loan B, 3-Month LIBOR + 4.50%, 6.11% (B), 07/31/2025	1,191,294	1,006,643
Consolidated Container Co. LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.75% (B), 05/22/2024	253,275	242,511
Flex Acquisition Co., Inc. 1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.43% (B), 12/29/2023	613,388	572,751
Term Loan,
3-Month LIBOR + 3.25%, 4.68% (B), 06/29/2025	276,341	257,170
Liqui-Box Holdings, Inc. Term Loan B, 3-Month LIBOR + 4.50%, 6.15% (B), 02/26/2027	250,000	200,000

	Principal	Value

LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Plastipak Packaging, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 2.91% (B), 10/14/2024	$ 607,335	$ 585,319
Printpack Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 4.00% (B), 07/26/2023	606,826	570,417
Reynolds Consumer Products LLC Term Loan, 1-Month LIBOR + 1.75%, 2.15% (B), 02/04/2027	450,000	430,232
Tosca Services LLC Term Loan, 1-Month LIBOR + 5.00%, 6.00% (B), 12/18/2026	180,645	169,807

		4,386,564

Diversified Consumer Services - 1.1%
USS Ultimate Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 6-Month LIBOR + 3.75%, 5.67% (B), 08/25/2024	758,663	625,265
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 3.16% - 4.37% (B), 05/18/2025	500,340	371,919

		997,184

Diversified Financial Services - 1.5%
BCP Raptor II LLC 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 5.15% (B), 11/03/2025	436,700	203,793
NBG Acquisition, Inc. Term Loan, 3-Month LIBOR + 5.50%, 6.57% (B), 04/26/2024	997,192	488,624
Russell Investments US Institutional Holdco, Inc. Term Loan B, 6-Month LIBOR + 2.75%, 3.82% (B), 06/01/2023	339,765	309,016
WG Partners Acquisition LLC Term Loan B, 3-Month LIBOR + 3.50%, 4.95% (B), 11/15/2023	348,021	320,180

		1,321,613

Diversified Telecommunication Services - 2.1%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR, 2.65% (B), 03/15/2027	294,263	277,600
Global Tel*Link Corp. 1st Lien Term Loan, 3-Month LIBOR + 4.25%, 5.70% (B), 11/29/2025	1,088,873	935,221

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Hargray Communications Group, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (B), 05/16/2024	$ 650,527	$ 614,911

		1,827,732

Electric Utilities - 0.4%
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1-Month LIBOR + 1.75%, 2.15% - 2.50% (B), 12/31/2025	403,038	389,939

Electrical Equipment - 0.9%
Electrical Components International, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 4.65% (B), 06/26/2025	323,989	210,593
VC GB Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 4.45% (B), 02/28/2024	665,463	585,607

		796,200

Electronic Equipment, Instruments & Components - 2.5%
Badger Buyer Corp. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 09/30/2024	439,179	316,209
Electro Rent Corp. 1st Lien Term Loan, 3-Month LIBOR + 5.00%, 6.00% - 6.02% (B), 01/31/2024	820,919	746,010
GrafTech Finance, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 02/12/2025	302,031	273,338
Radio Systems Corp. Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (B), 05/02/2024	925,243	874,355

		2,209,912

Equity Real Estate Investment Trusts - 0.9%
iStar, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.47% - 3.73% (B), 06/28/2023	815,609	758,517

Food & Staples Retailing - 1.9%
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.25%, 3.08% (B), 02/03/2024	87,260	84,598
BW Gas & Convenience Holdings LLC Term Loan, 1-Month LIBOR + 6.25%, 6.88% (B), 11/18/2024	543,125	483,381
Chef’s Warehouse Leasing Co. LLC 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.50% (B), 06/22/2022	219,021	181,788

	Principal	Value

LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Hostess Brands LLC Term Loan, 1-Month LIBOR + 2.25%, 2-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% - 3.01% (B), 08/03/2025	$ 942,199	$ 896,098

		1,645,865

Food Products - 2.9%
8th Avenue Food & Provisions, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.33% (B), 10/01/2025	370,313	353,725
B&G Foods, Inc. Term Loan B4, 1-Month LIBOR + 2.50%, 2.90% (B), 10/10/2026	299,248	288,525
Del Monte Foods, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.86% - 5.50% (B), 02/18/2021	691,741	676,177
Froneri International, Ltd. Term Loan, 1-Month LIBOR + 2.25%, 2.65% (B), 01/29/2027	245,000	226,625
Shearer’s Foods, Inc. Term Loan B, 2-Month LIBOR + 4.25%, 3-Month LIBOR + 4.25%, 5.25% (B), 03/31/2022	980,256	947,172

		2,492,224

Health Care Equipment & Supplies - 1.2%
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 6-Month LIBOR + 3.25%, 4.32% (B), 09/01/2024 (D)	1,051,459	846,425
Mallinckrodt International Finance SA Term Loan B, TBD, 09/24/2024 (F) (G)	0	0
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.25%, 4.27% (B), 06/30/2025	178,773	158,437

		1,004,862

Health Care Providers & Services - 5.2%
AHP Health Partners, Inc. Term Loan, 1-Month LIBOR + 4.50%, 5.50% (B), 06/30/2025	798,941	740,019
DuPage Medical Group, Ltd. Term Loan, 1-Month LIBOR + 2.75%, 3.50% (B), 08/15/2024	985,985	865,202
HCA, Inc. Term Loan B13, 1-Month LIBOR + 1.75%, 2.15% (B), 03/18/2026	609,480	594,547
Pearl Intermediate Parent LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.15% (B), 02/14/2025	645,988	581,389

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Quorum Health Corp. Term Loan B, 1-Month LIBOR + 6.75%, 7.75% (B), 04/29/2022 (D)	$ 720,935	$ 617,301
RadNet, Inc. Repriced Term Loan, 1-Month LIBOR + 3.50%, Prime Rate + 2.50%, Prime Rate + 2.75%, 4.50% (B), 06/30/2023	498,885	460,845
WP CityMD Bidco LLC Term Loan B, 3-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 5.57% - 5.95% (B), 08/13/2026	748,125	709,472

		4,568,775

Hotels, Restaurants & Leisure - 4.2%
Affinity Gaming LLC Term Loan, 2-Month LIBOR + 3.25%, 4.25% (B), 07/01/2023	824,567	542,840
Boyd Gaming Corp. Term Loan A, 1-Week LIBOR + 2.00%, 2.14% (B), 09/15/2021	282,095	270,811
Caesars Resort Collection LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.75%, 3.15% (B), 12/23/2024	343,574	287,743
ClubCorp Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 4.20% (B), 09/18/2024	456,538	334,985
Eldorado Resorts LLC Term Loan B, 6-Month LIBOR + 2.25%, 3.25% (B), 04/17/2024	150,000	141,250
Flynn Restaurant Group, LP 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.90% (B), 06/27/2025	585,990	484,174
Hilton Worldwide Finance LLC Term Loan B2, TBD, 06/22/2026 (F) (G)	0	0
NEP/NCP Holdco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.70% (B), 10/20/2025	972,576	765,093
Penn National Gaming, Inc. Term Loan A, 1-Month LIBOR + 3.00%, 3.75% (B), 10/19/2023	706,930	618,564
United PF Holdings LLC 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 5.45% (B), 12/30/2026	320,339	243,458

		3,688,918

	Principal	Value

LOAN ASSIGNMENTS (continued)
Household Durables - 3.9%
API Heat Transfer ThermaSys Corp. Term Loan, 3-Month LIBOR + 1.00%, PIK Rate 6.45%, Cash Rate 1.00%, 1.00% (B), 12/31/2023 (H)	$ 852,475	$ 740,587
Hoffmaster Group, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.50% (B), 11/21/2023 (D)	478,596	328,436
Libbey Glass, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 3.86% (B), 04/09/2021	1,231,580	576,380
Lifetime Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 02/28/2025	531,551	449,161
SIWF Holdings, Inc. 1st Lien Term Loan, TBD, 06/15/2025 (D) (G)	250,000	220,625
WKI Holding Co., Inc. Term Loan B, 1-Month LIBOR + 4.00%, 4.99% (B), 05/01/2024	1,170,171	1,088,259

		3,403,448

Household Products - 1.5%
Kronos Acquisition Holdings, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 5.00% (B), 05/15/2023	535,088	476,396

Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 4.90% - 5.57% (B), 06/26/2026	884,620	798,369
Delayed Draw Term Loan, 1-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 1.00% - 5.57% (B), 06/26/2026	47,815	43,153

		1,317,918

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Construction Finance Co., LP Term Loan B, 1-Month LIBOR + 2.00%, 2.40% (B), 01/15/2025	960,045	917,443
Terra-Gen Finance Co. LLC Term Loan B, 1-Month LIBOR + 4.25%, 5.25% (B), 12/09/2021	359,617	334,444

		1,251,887

Interactive Media & Services - 0.3%
Ancestry.com Operations, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 4.66% (B), 08/27/2026	341,827	295,395

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
IT Services - 2.4%
Flexential Intermediate Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 4.95% (B), 08/01/2024	$ 380,051	$ 273,280
Helios Software Holdings, Inc. Term Loan, 6-Month LIBOR + 4.25%, 5.32% (B), 10/24/2025	498,750	460,097
Moneygram International, Inc. Term Loan B, 6-Month LIBOR + 6.00%, 7.00% (B), 06/30/2023	936,988	672,875
Rackspace Hosting, Inc. 1st Lien Term Loan, 2-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 4.76% (B), 11/03/2023	206,644	193,212
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, Prime Rate + 3.00%, 5.07% - 6.25% (B), 12/19/2023	510,636	459,572

		2,059,036

Leisure Products - 1.6%
Bombardier Recreational Products, Inc. Term Loan, 1-Month LIBOR + 2.00%, 2.40% (B), 05/24/2027	496,256	445,545
Callaway Golf Co. Term Loan B, 1-Month LIBOR + 4.50%, 5.33% (B), 01/02/2026	421,863	406,043
SP PF Buyer LLC Term Loan, 1-Month LIBOR + 4.50%, 4.90% (B), 12/22/2025 (D)	677,807	501,577

		1,353,165

Machinery - 4.6%
Columbus McKinnon Corp. Term Loan B, TBD, 01/31/2024 (F) (G)	0	0
CTOS LLC Term Loan B, 1-Month LIBOR + 4.25%, 4.97% (B), 04/18/2025	1,158,866	1,095,128
Gardner Denver, Inc. Term Loan, 1-Month LIBOR + 1.75%, 2.15% (B), 03/01/2027	243,813	229,855
Ingersoll-Rand Services Co. Term Loan, 1-Month LIBOR + 1.75%, 2.15% (B), 03/01/2027	250,000	235,547
Patriot Container Corp. 2nd Lien Term Loan, 1-Month LIBOR + 7.75%, 8.75% (B), 03/20/2026	500,000	400,000

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery (continued)
Rexnord LLC Term Loan B, 1-Month LIBOR + 1.75%, 2.32% (B), 08/21/2024	$ 539,767	$ 529,916
Terex Corp. Term Loan B1, 1-Month LIBOR + 2.75%, 3.50% (B), 01/31/2024	742,500	705,375
Vertiv Group Corp. Term Loan B, 1-Month LIBOR + 3.00%, 3.99% (B), 03/02/2027	200,000	186,188
Welbilt, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 2.90% (B), 10/23/2025	750,000	605,625

		3,987,634

Media - 4.5%
A-L Parent LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.25% (B), 12/01/2023	571,712	330,402
AVSC Holding Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.25% - 4.95% (B), 03/03/2025	447,716	297,731
Block Communications, Inc. Term Loan, 3-Month LIBOR + 2.25%, 3.70% (B), 02/25/2027	150,000	139,500
Cineworld, Ltd. Term Loan, TBD, 02/05/2027 (D) (G)	265,000	161,319
Gray Television, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.24% (B), 02/07/2024	750,000	709,843
Meredith Corp. Term Loan B2, 1-Month LIBOR + 2.50%, 3.26% (B), 01/31/2025	590,577	542,776
Quincy Newspapers, Inc. Term Loan B, 1-Month LIBOR + 3.00%, Prime Rate + 2.00%, 4.00% - 5.25% (B), 10/02/2022	669,380	619,176
Sinclair Television Group, Inc. Term Loan B2B, 1-Month LIBOR + 2.50%, 3.32% (B), 09/30/2026	497,500	460,188
Terrier Media Buyer, Inc. Term Loan B, 3-Month LIBOR + 4.25%, 5.70% (B), 12/17/2026	498,750	461,759
Virgin Media Bristol LLC Term Loan N, TBD, 01/31/2028 (D) (G)	225,000	211,862

		3,934,556

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.1%
Arconic Corp. Term Loan B, 1-Month LIBOR + 2.75%, 3.24% (B), 03/25/2027	$ 110,000	$ 108,900

Multi-Utilities - 0.5%
Solenis Holdings LLC 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 5.61% (B), 06/26/2025	497,708	426,162

Oil, Gas & Consumable Fuels - 2.4%
BCP Raptor LLC Term Loan B, 2-Month LIBOR + 4.25%, 5.25% (B), 06/24/2024	507,880	233,624
Citgo Petroleum Corp. Term Loan B, 1-Month LIBOR + 4.50%, 5.50% (B), 07/29/2021	310,801	295,261
Fieldwood Energy LLC 1st Lien Term Loan, 3-Month LIBOR + 5.25%, 6.25% (B), 04/11/2022	1,100,000	258,500
Phoenix Services International LLC Term Loan, 1-Month LIBOR + 3.75%, 4.75% (B), 03/01/2025	324,345	264,747
PowerTeam Services LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.70% (B), 03/06/2025	252,893	229,026
Prairie ECI Acquiror, LP Term Loan B, 3-Month LIBOR + 4.75%, 6.20% (B), 03/11/2026	2,163	1,542
Southeast PowerGen LLC Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 12/02/2021	465,185	380,677
Ultra Resources, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.45% (B), 04/12/2024	634,555	404,529

		2,067,906

Paper & Forest Products - 1.8%
Clearwater Paper Corp. Term Loan B, 3-Month LIBOR + 3.25%, 4.25% (B), 07/26/2026	618,450	602,988
Dunn Paper, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 5.75% (B), 08/26/2022	898,735	789,763
Pixelle Specialty Solutions LLC Term Loan B, 1-Month LIBOR + 6.50%, 7.50% (B), 10/31/2024	198,737	168,927

		1,561,678

	Principal	Value

LOAN ASSIGNMENTS (continued)
Personal Products - 1.0%
Knowlton Development Corp., Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.15% (B), 12/22/2025	$ 987,500	$ 869,000

Pharmaceuticals - 2.3%
Alphabet Holding Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.90% (B), 09/26/2024	975,000	872,625
Amneal Pharmaceuticals LLC Term Loan B, 1-Month LIBOR + 3.50%, 3.94% (B), 05/04/2025	484,801	430,261
Elanco Animal Health, Inc. Term Loan B, TBD, 02/04/2027 (D) (G)	235,714	226,679
Endo Luxembourg Finance Co. I SARL Term Loan B, 1-Month LIBOR + 4.25%, 5.00% (B), 04/29/2024	506,894	461,273

		1,990,838

Professional Services - 0.9%
Everi Payments, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.82% (B), 05/09/2024	888,276	756,145

Real Estate Management & Development - 4.7%
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.25%, 3.00% (B), 04/18/2024	445,303	390,939
Cushman & Wakefield US Borrower LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.15% (B), 08/21/2025	967,588	887,071
RE/MAX International, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.50% (B), 12/15/2023	949,711	873,734
Realogy Group LLC Term Loan A, 1-Month LIBOR + 2.25%, 3.24% (B), 02/08/2023	950,000	832,834
Trico Group LLC Term Loan, 3-Month LIBOR + 7.00%, 8.45% (B), 02/02/2024	1,240,843	1,141,575

		4,126,153

Road & Rail - 0.4%
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 1.75%, 3.48% (B), 08/11/2025	391,161	348,622

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software - 2.0%
Almonde, Inc. 1st Lien Term Loan, 6-Month LIBOR + 3.50%, 4.50% (B), 06/13/2024	$ 255,934	$ 220,886
Ceridian HCM Holding, Inc. Term Loan B, TBD, 04/30/2025 (D) (G)	200,000	188,000
MA FinanceCo. LLC Term Loan B3, 1-Month LIBOR + 2.50%, 2.90% (B), 06/21/2024	56,003	51,522
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.50%, 2.90% (B), 06/21/2024	378,200	347,944
SS&C Technologies Holdings Europe SARL Term Loan B4, 1-Month LIBOR + 1.75%, 2.15% (B), 04/16/2025	409,794	393,971
SS&C Technologies, Inc. Term Loan B3, 1-Month LIBOR + 1.75%, 2.15% (B), 04/16/2025	574,288	551,931

		1,754,254

Specialty Retail - 1.7%
Bass Pro Group LLC Term Loan B, 1-Month LIBOR + 5.00%, 6.07% (B), 09/25/2024	588,160	487,879
Men’s Wearhouse, Inc. Term Loan B2, 1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.25% - 4.68% (B), 04/09/2025	969,724	339,403
Staples, Inc. Term Loan B2, 1-Month LIBOR + 4.50%, 5.52% (B), 09/12/2024	791,513	633,210

		1,460,492

Technology Hardware, Storage & Peripherals - 0.9%
Diebold Nixdorf, Inc. Term Loan A, 1-Month LIBOR + 4.75%, 5.63% (B), 04/30/2022	478,317	414,541
NCR Corp. Term Loan, 1-Month LIBOR + 2.50%, 2.91% (B), 08/28/2026	398,000	374,120

		788,661

Textiles, Apparel & Luxury Goods - 1.8%
Augusta Sportswear Group, Inc. Term Loan B, 2-Month LIBOR + 4.50%, Prime Rate + 3.50%, 5.50% (B), 10/26/2023	778,170	583,627
Kontoor Brands, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 4.87% (B), 05/15/2026	501,750	474,154

	Principal	Value

LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods (continued)
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (B), 12/15/2024 (D)	$ 686,037	$ 488,373

		1,546,154

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc. 1st Lien Term Loan B, TBD, 02/02/2024 (F) (G)	0	0
T-Mobile USA, Inc. Term Loan, TBD, 04/01/2027 (D) (G)	375,000	372,504

		372,504

Total Loan Assignments (Cost $88,144,070)		74,671,916

	Shares	Value
COMMON STOCKS - 0.2%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (F) (I) (J)	21,887	0

Household Durables - 0.2%
API Heat Transfer Intermediate Corp. (J)	889,572	222,393

Software - 0.0% (C)
Avaya Holdings Corp. (K) (L)	4	40

Total Common Stocks (Cost $316,362)		222,433

PREFERRED STOCK - 0.2%
Household Durables - 0.2%
API Heat Transfer Intermediate Corp., 0.00% (J)	206,399	156,864

Total Preferred Stock (Cost $206,400)		156,864

EXCHANGE-TRADED FUND - 0.3%
U.S. Fixed Income Fund - 0.3%
Invesco Senior Loan ETF (L)	12,000	251,760

Total Exchange-Traded Fund (Cost $252,502)		251,760

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (M)	258,000	258,000

Total Other Investment Company (Cost $258,000)		258,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 8.8%

Fixed Income Clearing Corp., 0.00% (M), dated 04/30/2020, to be repurchased at $7,660,091 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $7,814,942.

$ 7,660,091	$ 7,660,091

Total Repurchase Agreement (Cost $7,660,091)	7,660,091

Total Investments (Cost $98,827,146)	85,203,242
Net Other Assets (Liabilities) - 2.3%	1,980,332

Net Assets - 100.0%	$ 87,183,574

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,982,178	$—	$1,982,178
Loan Assignments	—	74,671,916	—	74,671,916
Common Stocks	40	222,393	0	222,433
Preferred Stock	—	156,864	—	156,864
Exchange-Traded Fund	251,760	—	—	251,760
Other Investment Company	258,000	—	—	258,000
Repurchase Agreement	—	7,660,091	—	7,660,091

Total Investments	$509,800	$84,693,442	$0	$85,203,242

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $1,482,178, representing 1.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Fixed rate loan commitment at April 30, 2020.
(F)	Rounds to less than $1 or $(1).
(G)	All or a portion of the security represents unsettled loan commitments at April 30, 2020 where the rate will be determined at time of settlement.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the total value of securities is $379,257, representing 0.4% of the Fund’s net assets.
(K)	Non-income producing security.
(L)	All or a portion of the securities are on loan. The total value of all securities on loan is $251,800, collateralized by cash collateral of $258,000 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $41. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Rates disclosed reflect the yields at April 30, 2020.
(N)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Canada - 2.4%
Agnico Eagle Mines, Ltd.	17,409	$ 1,021,560
Intact Financial Corp.	9,422	896,679

		1,918,239

China - 2.8%
Shenzhou International Group Holdings, Ltd.	62,800	724,814
Tencent Holdings, Ltd.	28,300	1,487,715

		2,212,529

France - 6.1%
Cie de Saint-Gobain	45,321	1,205,897
Schneider Electric SE	11,506	1,063,297
TOTAL SA	56,055	1,989,525
Ubisoft Entertainment SA (A)	7,274	541,053

		4,799,772

Germany - 7.5%
Continental AG	7,876	658,130
Deutsche Post AG	51,819	1,539,397
HeidelbergCement AG	27,369	1,297,595
KION Group AG	10,776	534,513
Vonovia SE	37,978	1,877,968

		5,907,603

Hong Kong - 3.8%
AIA Group, Ltd.	105,000	963,665
China Mobile, Ltd., ADR	52,145	2,084,236

		3,047,901

India - 0.4%
ICICI Bank, Ltd., ADR	29,358	286,534

Ireland - 1.4%
Medtronic PLC	11,691	1,141,392

Italy - 1.9%
Enel SpA	215,031	1,468,757

Japan - 9.2%
Amada Co., Ltd.	72,223	652,826
Eisai Co., Ltd.	8,700	607,355
Kansai Electric Power Co., Inc.	98,100	1,005,246
KDDI Corp.	60,600	1,755,235
Kyocera Corp.	22,000	1,175,469
Mitsubishi Electric Corp.	47,500	584,471
Sony Corp.	23,600	1,518,756

		7,299,358

Republic of Korea - 2.1%
Samsung Electronics Co., Ltd.	40,165	1,651,485

Sweden - 1.2%
Swedbank AB, A Shares	80,553	953,276

Switzerland - 2.8%
Novartis AG, ADR	15,555	1,317,975
TE Connectivity, Ltd.	12,083	887,617

		2,205,592

United Kingdom - 7.8%
BP PLC, ADR	28,432	676,682
GlaxoSmithKline PLC, ADR (B)	54,244	2,282,045
Lloyds Banking Group PLC	3,170,709	1,282,894
Willis Towers Watson PLC	10,720	1,911,269

		6,152,890

	Shares	Value
COMMON STOCKS (continued)
United States - 47.4%
Aflac, Inc.	49,793	$ 1,854,291
Alnylam Pharmaceuticals, Inc. (A)	5,489	722,901
Alphabet, Inc., Class C (A)	1,569	2,116,048
Amazon.com, Inc. (A)	1,079	2,669,446
Apple, Inc.	9,863	2,897,749
Applied Materials, Inc.	16,541	821,757
Becton Dickinson and Co.	5,354	1,352,046
BioMarin Pharmaceutical, Inc. (A)	7,109	654,170
Cerner Corp.	19,990	1,387,106
Cognex Corp.	8,134	449,322
Comcast Corp., Class A	19,386	729,495
Crown Holdings, Inc. (A)	5,672	365,334
Deere & Co.	8,062	1,169,474
Expedia Group, Inc.	2,375	168,577
Facebook, Inc., Class A (A)	20,185	4,132,071
Illumina, Inc. (A)	2,613	833,625
Ionis Pharmaceuticals, Inc. (A)	10,368	575,735
Keysight Technologies, Inc. (A)	3,966	383,790
Microsoft Corp.	21,233	3,805,166
Neurocrine Biosciences, Inc. (A)	4,741	465,282
Progressive Corp.	33,392	2,581,202
Regeneron Pharmaceuticals, Inc. (A)	1,442	758,319
Verizon Communications, Inc.	54,404	3,125,510
Visa, Inc., Class A	7,281	1,301,260
Walt Disney Co.	12,437	1,345,062
Wells Fargo & Co.	30,435	884,137

		37,548,875

Total Common Stocks (Cost $69,622,987)		76,594,203

OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	2,309,143	2,309,143

Total Other Investment Company (Cost $2,309,143)		2,309,143

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $495,639 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $507,396.	$ 495,639	495,639

Total Repurchase Agreement (Cost $495,639)		495,639

Total Investments (Cost $72,427,769)		79,398,985
Net Other Assets (Liabilities) - (0.3)%		(240,394)

Net Assets - 100.0%		$ 79,158,591

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	10.3%	$8,207,106
Interactive Media & Services	9.8	7,735,834
Technology Hardware, Storage & Peripherals	5.7	4,549,234
Pharmaceuticals	5.3	4,207,375
Wireless Telecommunication Services	4.8	3,839,471
Software	4.8	3,805,166
Banks	4.3	3,406,841
Biotechnology	4.0	3,176,407
Diversified Telecommunication Services	3.9	3,125,510
Electronic Equipment, Instruments & Components	3.7	2,896,198
Internet & Direct Marketing Retail	3.6	2,838,023
Oil, Gas & Consumable Fuels	3.4	2,666,207
Health Care Equipment & Supplies	3.1	2,493,438
Electric Utilities	3.1	2,474,003
Machinery	3.0	2,356,813
Entertainment	2.4	1,886,115
Real Estate Management & Development	2.4	1,877,968
Electrical Equipment	2.1	1,647,768
Air Freight & Logistics	1.9	1,539,397
Household Durables	1.9	1,518,756
Health Care Technology	1.8	1,387,106
IT Services	1.6	1,301,260
Construction Materials	1.6	1,297,595
Building Products	1.5	1,205,897
Metals & Mining	1.3	1,021,560
Life Sciences Tools & Services	1.1	833,625
Semiconductors & Semiconductor Equipment	1.0	821,757
Media	0.9	729,495
Textiles, Apparel & Luxury Goods	0.9	724,814
Auto Components	0.8	658,130
Containers & Packaging	0.5	365,334

Investments	96.5	76,594,203
Short-Term Investments	3.5	2,804,782

Total Investments	100.0%	$79,398,985

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$50,054,864	$26,539,339	$—	$76,594,203
Other Investment Company	2,309,143	—	—	2,309,143
Repurchase Agreement	—	495,639	—	495,639

Total Investments	$52,364,007	$27,034,978	$—	$79,398,985

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,259,201, collateralized by cash collateral of $2,309,143. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Farm Credit Banks
SOFR + 0.08%, 0.11% (A), 11/27/2020	$ 860,000	$ 860,000
SOFR + 0.18%, 0.21% (A), 01/14/2022	5,805,000	5,805,000
SOFR + 0.19%, 0.22% (A), 11/18/2021	2,565,000	2,565,000
3-Month LIBOR + 0.15%, 0.27% (A), 12/13/2021	3,625,000	3,619,161
3-Month Treasury Money Market Yield + 0.23%, 0.35% (A), 07/08/2021	3,055,000	3,055,000
3-Month Treasury Money Market Yield + 0.26%, 0.38% (A), 06/17/2021	5,180,000	5,179,421
3-Month Treasury Money Market Yield + 0.28%, 0.40% (A), 02/08/2022	7,000,000	7,000,000
1-Month LIBOR - 0.01%, 0.71% (A), 06/18/2020	1,525,000	1,524,996
1-Month LIBOR, 0.75% (A), 03/17/2021	3,695,000	3,694,794
1-Month LIBOR + 0.11%, 0.94% (A), 11/12/2021	1,560,000	1,560,000
1-Month LIBOR + 0.11%, 0.97% (A), 07/09/2021	1,330,000	1,330,000
1-Month LIBOR + 0.13%, 1.05% (A), 10/08/2021	965,000	965,000
1.20% (A), 09/23/2021	4,000,000	4,000,000
Federal Home Loan Banks
SOFR + 0.04%, 0.07% (A), 02/09/2021	12,295,000	12,293,369
SOFR + 0.05%, 0.08% (A), 01/22/2021	2,010,000	2,010,000
SOFR + 0.08%, 0.11% (A), 07/24/2020 - 07/23/2021	8,915,000	8,915,000
SOFR + 0.09%, 0.12% (A), 09/10/2021	11,945,000	11,945,000
SOFR + 0.11%, 0.14% (A), 10/01/2020	5,840,000	5,840,000
SOFR + 0.12%, 0.15% (A), 03/12/2021 - 02/28/2022	13,290,000	13,290,000
1-Month LIBOR - 0.02%, 0.47% (A), 04/27/2021	5,390,000	5,388,455
1-Month LIBOR - 0.03%, 0.95% (A), 08/04/2020	3,760,000	3,760,000
3-Month LIBOR - 0.13%, 1.07% (A), 12/21/2020	8,320,000	8,320,000
2.63%, 10/01/2020	3,400,000	3,413,691
Federal Home Loan Mortgage Corp. SOFR + 0.18%, 0.21% (A), 12/13/2021, MTN	6,785,000	6,785,000
Federal National Mortgage Association
SOFR + 0.35%, 0.38% (A), 04/07/2022	7,075,000	7,075,000
SOFR + 0.39%, 0.42% (A), 04/15/2022	7,860,000	7,860,000

Total U.S. Government Agency Obligations (Cost $138,053,887)		138,053,887

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury - 5.6%
U.S. Treasury Floating Rate Note
3-Month Treasury Money Market Yield + 0.04%, 0.17% (A), 07/31/2020	$ 3,275,000	$ 3,274,145
3-Month Treasury Money Market Yield + 0.05%, 0.17% (A), 10/31/2020	13,000,000	12,993,213
3-Month Treasury Money Market Yield + 0.12%, 0.24% (A), 01/31/2021	13,190,000	13,186,719
3-Month Treasury Money Market Yield + 0.14%, 0.26% (A), 04/30/2021	1,130,000	1,129,083
3-Month Treasury Money Market Yield + 0.22%, 0.35% (A), 07/31/2021	19,000,000	18,988,673
3-Month Treasury Money Market Yield + 0.30%, 0.43% (A), 10/31/2021	4,000,000	4,003,568
U.S. Treasury Note
1.50%, 05/15/2020 - 05/31/2020	4,990,000	4,988,796
1.63%, 06/30/2020 - 11/30/2020	1,770,000	1,769,541
2.00%, 11/30/2020 - 01/15/2021	8,985,000	9,024,708
2.38%, 12/31/2020	975,000	979,617
2.50%, 12/31/2020	1,255,000	1,261,933
2.63%, 11/15/2020	1,175,000	1,181,016
3.50%, 05/15/2020	8,220,000	8,225,224

Total U.S. Government Obligations (Cost $81,006,236)		81,006,236

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.0%
Federal Agricultural Mortgage Corp. SOFR + 0.05%, 0.06% (A), 08/26/2020	10,500,000	10,500,000
Federal Farm Credit Bank Discount Notes
0.27% (B), 03/17/2021	5,690,000	5,676,344
0.35% (B), 01/19/2021	7,900,000	7,880,377
0.44% (B), 02/12/2021	6,735,000	6,711,912
0.48% (B), 06/04/2020	7,165,000	7,161,820
0.53% (B), 10/02/2020	3,660,000	3,651,859
0.90% (B), 01/20/2021	1,790,000	1,778,449
1.53% (B), 12/08/2020	14,495,000	14,362,415
1.59% (B), 09/03/2020 - 12/08/2020	15,965,000	15,860,477
1.64% (B), 08/14/2020 - 09/28/2020	8,400,000	8,354,579
1.86% (B), 06/30/2020	4,530,000	4,516,335
1.90% (B), 06/26/2020	12,855,000	12,818,206
Federal Farm Credit Banks
SOFR + 0.08%, 0.11% (A), 01/14/2021	2,555,000	2,555,000
FEDL01 + 0.10%, 0.14% (A), 12/16/2020	655,000	654,999
Federal Home Loan Bank Discount Notes
0.12% (B), 07/22/2020	12,725,000	12,721,522
0.14% (B), 08/03/2020	15,000,000	14,994,517
0.17% (B), 07/08/2020	8,640,000	8,637,242
0.20% (B), 04/29/2021	7,915,000	7,899,038
0.25% (B), 08/20/2020	21,715,000	21,698,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
0.31% (B), 07/10/2020	$ 845,000	$ 844,491
0.71% (B), 12/04/2020	7,740,000	7,707,342
0.72% (B), 06/05/2020	12,765,000	12,756,239
0.96% (B), 08/28/2020	1,985,000	1,978,832
1.12% (B), 08/17/2020	9,035,000	9,005,320
1.23% (B), 05/28/2020	3,685,000	3,681,656
1.47% (B), 05/29/2020	13,675,000	13,659,684
1.56% (B), 08/21/2020	6,070,000	6,041,201
1.57% (B), 08/14/2020	1,370,000	1,363,866
1.58% (B), 07/31/2020	5,595,000	5,573,149
1.59% (B), 06/01/2020 - 07/15/2020	21,885,000	21,843,110
1.60% (B), 05/01/2020 - 07/31/2020	96,800,000	96,644,351
1.62% (B), 06/03/2020 - 07/06/2020	8,715,000	8,699,335
1.63% (B), 06/26/2020 - 08/14/2020	9,105,000	9,064,911
Federal Home Loan Banks
SOFR + 0.02%, 0.03% (A), 05/22/2020 - 08/28/2020	17,420,000	17,420,000
SOFR + 0.03%, 0.04% (A), 08/05/2020 - 08/21/2020	3,875,000	3,875,000
SOFR + 0.04%, 0.05% (A), 06/19/2020	2,730,000	2,730,000
SOFR + 0.04%, 0.07% (A), 02/25/2021	515,000	515,000
SOFR + 0.09%, 0.10% (A), 09/11/2020	9,440,000	9,440,000
SOFR + 0.08%, 0.11% (A), 03/04/2021	3,700,000	3,700,000
SOFR + 0.12%, 0.13% (A), 10/07/2020	3,405,000	3,405,000
SOFR + 0.13%, 0.14% (A), 10/16/2020	32,000,000	32,000,000
1-Month LIBOR - 0.05%, 0.67% (A), 08/20/2020	4,485,000	4,485,000
1-Month LIBOR + 0.01%, 0.83% (A), 07/10/2020	10,575,000	10,575,000
1-Month LIBOR + 0.05%, 0.97% (A), 05/08/2020	5,625,000	5,625,000
3-Month LIBOR - 0.17%, 1.18% (A), 01/08/2021	4,680,000	4,680,000
1.56%, 05/01/2020	8,300,000	8,300,000
1.59%, 05/14/2020	3,690,000	3,689,970
1.60%, 05/13/2020	5,270,000	5,269,987
Federal Home Loan Mortgage Corp. SOFR + 0.03%, 0.06% (A), 02/26/2021, MTN	4,715,000	4,715,000
Federal Home Loan Mortgage Corp. Discount Notes
0.47% (B), 07/17/2020	8,150,000	8,141,981
0.67% (B), 07/28/2020	6,920,000	6,908,836
0.68% (B), 07/24/2020	4,505,000	4,497,957
1.56% (B), 05/19/2020	4,715,000	4,711,393
1.57% (B), 05/19/2020 - 07/17/2020	33,805,000	33,729,588
1.58% (B), 06/17/2020	6,475,000	6,461,898
Federal National Mortgage Association SOFR + 0.07%, 0.08% (A), 12/11/2020	4,575,000	4,575,000

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Discount Notes 0.68% (B), 07/24/2020	$ 4,580,000	$ 4,572,840

Total Short-Term U.S. Government Agency Obligations (Cost $561,321,289)		561,321,289

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 16.1%
U.S. Treasury Bill
0.00% (B), 08/27/2020	7,530,000	7,508,908
0.03% (B), 05/07/2020	24,670,000	24,669,897
0.07% (B), 05/14/2020	3,690,000	3,689,913
0.08% (B), 05/12/2020	7,235,000	7,234,823
0.09% (B), 05/05/2020	6,570,000	6,569,937
0.10% (B), 06/02/2020	46,505,000	46,501,563
0.12% (B), 07/30/2020	1,890,000	1,889,433
0.13% (B), 07/23/2020 - 07/30/2020	35,785,000	35,774,325
0.14% (B), 06/16/2020	11,155,000	11,153,076
0.17% (B), 01/28/2021	13,000,000	12,983,793
0.19% (B), 05/12/2020 - 05/28/2020	39,890,000	39,887,222
0.26% (B), 06/09/2020	1,755,000	1,754,506
0.27% (B), 06/09/2020	5,415,000	5,413,416
0.29% (B), 10/15/2020	6,265,000	6,256,587
0.66% (B), 05/05/2020	545,000	544,961
0.83% (B), 09/03/2020	4,665,000	4,651,799
0.97% (B), 08/06/2020	2,325,000	2,319,049
1.54% (B), 08/20/2020	2,230,000	2,219,617
1.57% (B), 05/07/2020	8,560,000	8,557,810
1.80% (B), 09/10/2020	2,955,000	2,936,147

Total Short-Term U.S. Government Obligations (Cost $232,516,782)		232,516,782

REPURCHASE AGREEMENTS - 32.6%
Barclays Capital, Inc., 0.02% (B), dated 04/30/2020, to be repurchased at $40,000,022 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $40,800,022.	40,000,000	40,000,000
BNP Paribas SA, 0.03% (B), dated 04/30/2020, to be repurchased at $56,000,047 on 05/01/2020. Collateralized by U.S. Government Obligations, 0.00% - 8.00%, due 03/25/2021 - 08/15/2047, and with a total value of $57,120,000.	56,000,000	56,000,000
BNP Paribas SA, 0.05% (B), dated 04/30/2020, to be repurchased at $56,000,078 on 05/01/2020. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 2.50% - 5.00%, due 09/15/2039 - 02/20/2050, and with a total value of $57,120,001.	56,000,000	56,000,000
Citigroup Global Markets, Inc., 0.02% (B), dated 04/30/2020, to be repurchased at $22,000,012 on 05/01/2020. Collateralized by U.S. Government Obligations, 1.00% - 5.00%, due 04/15/2032 - 02/15/2046, and with a total value of $22,440,072.	22,000,000	22,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS (continued)

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $483,960 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2021, and with a value of $496,653.

	$ 483,960	$ 483,960
Goldman Sachs & Co., 0.02% (B), dated 04/30/2020, to be repurchased at $35,000,019 on 05/01/2020. Collateralized by a U.S. Government Obligation, 0.00%, due 08/15/2020, and with a value of $35,700,000.	35,000,000	35,000,000
Goldman Sachs & Co., 0.04% (B), dated 04/30/2020, to be repurchased at $25,000,028 on 05/01/2020. Collateralized by U.S. Government Agency Obligations, 3.00% - 5.50%, due 05/20/2029 - 03/20/2050, and with a total value of $25,500,000.	25,000,000	25,000,000
JPMorgan Chase & Co., 0.02% (B), dated 04/30/2020, to be repurchased at $51,000,028 on 05/01/2020. Collateralized by U.S. Government Obligations, 0.00%, due 08/15/2028 - 02/15/2050, and with a total value of $52,020,000.	51,000,000	51,000,000
JPMorgan Chase & Co., 0.04% (B), dated 04/30/2020, to be repurchased at $55,000,061 on 05/01/2020. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 10/20/2049, and with a value of $56,100,001.	55,000,000	55,000,000
Merrill Lynch & Co., Inc., 0.02% (B), dated 04/30/2020, to be repurchased at $30,000,017 on 05/01/2020. Collateralized by U.S. Government Obligations, 1.50% - 1.75%, due 03/31/2023 - 11/15/2029, and with a total value of $30,600,086.	30,000,000	30,000,000

	Principal	Value

REPURCHASE AGREEMENTS (continued)

Merrill Lynch & Co., Inc., 0.04% (B), dated 04/30/2020, to be repurchased at $40,000,044 on 05/01/2020. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 03/20/2047, and with a value of $40,800,000.

	$ 40,000,000	$ 40,000,000
Toronto-Dominion Bank, 0.02% (B), dated 04/30/2020, to be repurchased at $31,000,017 on 05/01/2020. Collateralized by U.S. Government Obligations, 2.38% - 8.75%, due 05/15/2020 - 11/15/2049, and with a total value of $31,620,017.	31,000,000	31,000,000
Toronto-Dominion Bank, 0.04% (B), dated 04/30/2020, to be repurchased at $19,000,021 on 05/01/2020. Collateralized by U.S. Government Obligations, 0.10% - 8.13%, due 06/09/2020 - 05/15/2049, and with a total value of $19,380,154.	19,000,000	19,000,000
Wells Fargo Securities LLC, 0.02% (B), dated 04/30/2020, to be repurchased at $10,000,006 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2023, and with a value of $10,200,057.	10,000,000	10,000,000

Total Repurchase Agreements (Cost $470,483,960)		470,483,960

Total Investments (Cost $1,483,382,154)		1,483,382,154
Net Other Assets (Liabilities) - (2.9)%		(42,325,511)

Net Assets - 100.0%		$ 1,441,056,643

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$138,053,887	$—	$138,053,887
U.S. Government Obligations	—	81,006,236	—	81,006,236
Short-Term U.S. Government Agency Obligations	—	561,321,289	—	561,321,289
Short-Term U.S. Government Obligations	—	232,516,782	—	232,516,782
Repurchase Agreements	—	470,483,960	—	470,483,960

Total Investments	$—	$1,483,382,154	$—	$1,483,382,154

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 43.8%
American Express Credit Account Master Trust Series 2017-7, Class B, 2.54%, 05/15/2025	$ 1,000,000	$ 1,016,374
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	609,467
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	2,948,611
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	2,931,355
Capital Auto Receivables Asset Trust
Series 2016-3, Class C,
2.35%, 09/20/2021	510,792	510,783
Series 2018-2, Class C,
3.69%, 12/20/2023(A)	1,750,000	1,770,880
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	2,850,000	2,945,646
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,453,489
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	929,622
CCG Receivables Trust Series 2018-1, Class B, 3.09%, 06/16/2025 (A)	2,600,000	2,578,933
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	750,187	735,040
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	186,418	183,754
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,136,835
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,715,993
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,690,677
Dell Equipment Finance Trust
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	1,150,000	1,151,173
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,242,317
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,042,846
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (A)	1,000,000	1,008,498
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	614,609
Ford Credit Auto Lease Trust Series 2018-A, Class B, 3.17%, 09/15/2021	1,250,000	1,254,499
Ford Credit Auto Owner Trust
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	1,989,947
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,147,817

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class B, 2.34%, 09/15/2022	$ 1,570,000	$ 1,529,603
GM Financial Automobile Leasing Trust
Series 2018-3, Class B,
3.48%, 07/20/2022	1,100,000	1,113,482
Series 2019-2, Class B,
2.89%, 03/20/2023	1,000,000	1,004,532
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,131,867
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,023,499
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,884,703
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	695,843	670,610
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,850,853
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	998,222
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 2.26% (B), 06/17/2037 (A)	3,000,000	2,751,028
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 2.40% (B), 01/17/2038 (A)	2,400,000	2,205,499
Master Credit Card Trust II Series 2018-1A, Class C, 3.74%, 07/21/2024 (A)	675,000	674,991
MVW LLC Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	1,427,095	1,292,337
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	449,801	438,447
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	257,008	250,726
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	564,622	542,269
Progress Residential Trust
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	1,987,121
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	938,732
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	1,755,000	1,746,468
Series 2017-3, Class D,
3.20%, 11/15/2023	2,000,000	1,990,270
Sierra Timeshare Conduit Receivables Funding LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (A)	239,455	232,492

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	$ 531,359	$ 523,953
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	496,539	485,231
Synchrony Credit Card Master Note Trust Series 2017-2, Class C, 3.01%, 10/15/2025	640,000	657,702
Verizon Owner Trust
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,537,197
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	730,178
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,512,451
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,449,627
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	650,389
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	947,999	920,275
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,514,435
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	630,970
World Omni Automobile Lease Securitization Trust Series 2018-B, Class B, 3.43%, 03/15/2024	1,700,000	1,718,262
World Omni Select Auto Trust Series 2018-1A, Class C, 3.86%, 01/15/2025 (A)	1,500,000	1,508,152

Total Asset-Backed Securities (Cost $78,121,381)		77,705,738

CORPORATE DEBT SECURITIES - 40.1%
Airlines - 2.6%
America West Airlines Pass-Through Trust 7.10%, 10/02/2022	855,555	851,751
American Airlines Pass-Through Trust 4.95%, 07/15/2024	1,401,292	1,241,377
Southwest Airlines Co. 2.65%, 11/05/2020	830,000	827,431
United Airlines Pass-Through Trust Series B, 4.63%, 03/03/2024	2,021,451	1,779,741

		4,700,300

Banks - 13.8%
Banco del Estado de Chile 2.67%, 01/08/2021 (A)	1,150,000	1,150,000
Bank of America Corp. Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	2,450,000	2,514,803
Bank of Nova Scotia 2.70%, 03/07/2022	1,270,000	1,307,036

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC 5.14%, 10/14/2020	$ 1,505,000	$ 1,523,271
Barclays PLC 3-Month LIBOR + 2.11%, 3.84% (B), 08/10/2021	635,000	636,001
Citigroup, Inc. 4.05%, 07/30/2022	3,425,000	3,594,188
HSBC Bank USA NA 4.88%, 08/24/2020	2,252,000	2,275,600
HSBC USA, Inc. 5.00%, 09/27/2020	265,000	268,896
Huntington National Bank 3.25%, 05/14/2021	3,000,000	3,059,165
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	640,000	642,054
2.70%, 05/18/2023	725,000	750,482
Manufacturers & Traders Trust Co. 1-Month LIBOR + 1.22%, 1.66% (B), 12/28/2020	1,760,000	1,758,323
Toronto-Dominion Bank 1.90%, 12/01/2022, MTN	2,445,000	2,489,759
Wells Fargo & Co. 3.07%, 01/24/2023	2,415,000	2,474,485

		24,444,063

Beverages - 0.6%
PepsiCo, Inc. 0.75%, 05/01/2023	1,075,000	1,073,016

Biotechnology - 2.1%
AbbVie, Inc.
2.50%, 05/14/2020	2,700,000	2,700,999
2.90%, 11/06/2022	930,000	967,014

		3,668,013

Capital Markets - 3.7%
Goldman Sachs Group, Inc. 3-Month LIBOR + 0.78%, 1.54% (B), 10/31/2022	3,500,000	3,446,788
Morgan Stanley 4.88%, 11/01/2022	3,000,000	3,197,484

		6,644,272

Consumer Finance - 1.9%
Capital One Financial Corp. 3.50%, 06/15/2023	965,000	996,066
Ford Motor Credit Co. LLC 3.34%, 03/28/2022	1,351,000	1,243,325
General Motors Financial Co., Inc. 4.15%, 06/19/2023	1,115,000	1,082,516

		3,321,907

Diversified Telecommunication Services - 0.9%
AT&T, Inc. 3-Month LIBOR + 1.18%, 1.96% (B), 06/12/2024	1,575,000	1,543,698

Electric Utilities - 3.0%
Edison International 2.95%, 03/15/2023	1,440,000	1,440,472
Georgia Power Co. 2.40%, 04/01/2021	1,095,000	1,105,240

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. 2.40%, 09/01/2021	$ 1,400,000	$ 1,423,198
Southern California Edison Co. 3.40%, 06/01/2023	1,250,000	1,315,783

		5,284,693

Equity Real Estate Investment Trusts - 1.4%
SL Green Operating Partnership, LP 3-Month LIBOR + 0.98%, 2.67% (B), 08/16/2021	2,650,000	2,556,603

Food Products - 1.8%
Campbell Soup Co. 3-Month LIBOR + 0.63%, 1.37% (B), 03/15/2021	3,300,000	3,271,121

Health Care Providers & Services - 0.3%
Cigna Corp. 3.75%, 07/15/2023	459,000	490,310

Household Durables - 1.4%
Panasonic Corp. 2.54%, 07/19/2022 (A)	2,400,000	2,422,062

Independent Power & Renewable Electricity Producers - 0.6%
Exelon Generation Co. LLC 4.25%, 06/15/2022	1,000,000	1,046,123

Insurance - 0.4%
Allstate Corp. 3-Month LIBOR + 0.43%, 1.80% (B), 03/29/2021	800,000	795,417

Media - 0.6%
Interpublic Group of Cos., Inc. 4.00%, 03/15/2022	1,025,000	1,048,020

Oil, Gas & Consumable Fuels - 2.9%
MPLX, LP 6.25%, 10/15/2022 (A)	2,628,000	2,625,561

Occidental Petroleum Corp.
2.70%, 08/15/2022	1,000,000	870,000
3-Month LIBOR + 1.45%, 3.14% (B), 08/15/2022	1,477,000	1,152,520
Phillips 66 3.70%, 04/06/2023	440,000	457,001

		5,105,082

Road & Rail - 1.4%
Union Pacific Corp. 3.75%, 03/15/2024	2,250,000	2,426,989

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co. 3-Month LIBOR + 0.72%, 2.09% (B), 10/05/2021	1,285,000	1,262,955

Total Corporate Debt Securities (Cost $71,609,711)		71,104,644

MORTGAGE-BACKED SECURITIES - 7.7%
Benchmark Mortgage Trust, Interest Only STRIPS Series 2019-B12, Class XA, 1.21% (B), 08/15/2052	9,373	613

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2018-BIOA, Class C, 1-Month LIBOR + 1.12%, 1.94% (B), 03/15/2037 (A)	$ 2,200,000	$ 2,065,401
CGDB Commercial Mortgage Trust Series 2019-MOB, Class D, 1-Month LIBOR + 1.65%, 2.46% (B), 11/15/2036 (A)	2,210,000	1,826,301
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class D, 1-Month LIBOR + 1.60%, 2.41% (B), 07/15/2032 (A)	1,735,732	1,599,953
CHC Commercial Mortgage Trust Series 2019-CHC, Class D, 1-Month LIBOR + 2.05%, 2.86% (B), 06/15/2034 (A)	2,688,399	2,118,912
Citigroup Commercial Mortgage Trust, Interest Only STRIPS Series 2019-GC41, Class XA, 1.19% (B), 08/10/2056	13,223,519	920,928
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 1-Month LIBOR + 1.60%, 2.41% (B), 05/15/2036 (A)	1,810,000	1,686,413
UBS Commercial Mortgage Trust Series 2019-C17, Class XA, 1.64% (B), 10/15/2052	19,924,535	1,978,341
Wells Fargo Commercial Mortgage Trust, Interest Only STRIPS Series 2019-C54, Class XA, 0.97% (B), 12/15/2052	23,979,237	1,447,624

Total Mortgage-Backed Securities (Cost $15,594,910)		13,644,486

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.0%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 4.27% (B), 06/01/2033	556,887	575,473
4.50%, 09/01/2026	340,627	364,487
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.01% (B), 09/25/2029	28,979,995	1,961,665
1.65% (B), 01/25/2030	16,199,168	1,905,529
Federal National Mortgage Association
0.12% (B), 10/25/2021	20,710,536	35,954
0.13% (B), 11/25/2022	49,331,572	72,522
0.29% (B), 01/25/2022	16,501,932	89,414
Government National Mortgage Association
0.69% (B), 09/16/2059	13,970,726	789,252
4.28% (B), 02/20/2063	78,153	80,490
4.29% (B), 12/20/2061	17,585	19,076
4.47% (B), 09/20/2063	17,691	18,399
4.63% (B), 06/20/2063	40,518	41,534
4.70% (B), 05/20/2062	109,968	113,236
5.27% (B), 11/20/2060	17,992	18,750
5.75%, 12/15/2022	91,875	97,099

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 06/25/2028	$ 893,906	$ 941,553

Total U.S. Government Agency Obligations (Cost $7,640,331)		7,124,433

U.S. GOVERNMENT OBLIGATION - 3.7%
U.S. Treasury - 3.7%
U.S. Treasury Note 1.13%, 02/28/2025 (C)	6,340,000	6,580,226

Total U.S. Government Obligation (Cost $6,509,838)		6,580,226

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	1,989,844	$ 1,989,844

Total Other Investment Company (Cost $1,989,844)		1,989,844

Total Investments (Cost $181,466,015)		178,149,371
Net Other Assets (Liabilities) - (0.4)%		(783,373)

Net Assets - 100.0%		$ 177,365,998

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$77,705,738	$—	$77,705,738
Corporate Debt Securities	—	71,104,644	—	71,104,644
Mortgage-Backed Securities	—	13,644,486	—	13,644,486
U.S. Government Agency Obligations	—	7,124,433	—	7,124,433
U.S. Government Obligation	—	6,580,226	—	6,580,226
Other Investment Company	1,989,844	—	—	1,989,844

Total Investments	$1,989,844	$176,159,527	$—	$178,149,371

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $46,334,479, representing 26.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the security is on loan. The value of the security on loan is $1,949,735, collateralized by cash collateral of $1,989,844. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.3%
Aerospace & Defense - 1.0%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 6,720,000	$ 4,804,800
7.88%, 04/15/2027 (A)	4,469,000	2,893,677
Spirit AeroSystems, Inc. 4.60%, 06/15/2028	2,762,000	2,181,980
Triumph Group, Inc.
5.25%, 06/01/2022	5,182,000	4,003,095
7.75%, 08/15/2025 (B)	2,962,000	1,921,598

		15,805,150

Airlines - 1.1%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A)	8,909,000	4,103,485
5.00%, 06/01/2022 (A)	154,000	86,810
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	3,186,839	3,171,338
5.63%, 07/15/2022 (A)	1,609,918	1,587,903
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	442,760	435,633
6.90%, 10/19/2023	962,640	897,958
United Airlines Holdings, Inc.
4.25%, 10/01/2022	615,000	509,651
4.88%, 01/15/2025 (B)	5,718,000	4,174,140
5.00%, 02/01/2024	2,430,000	1,857,735
United Airlines Pass-Through Trust Series B, 4.63%, 03/03/2024	1,068,813	941,012

		17,765,665

Auto Components - 0.8%
Dana, Inc.
5.38%, 11/15/2027	5,058,000	4,463,685
5.50%, 12/15/2024	700,000	651,280
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	2,686,000	2,298,410
5.00%, 05/31/2026	1,404,000	1,221,480
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A) (B)	2,244,000	2,258,586
8.50%, 05/15/2027 (A)	2,958,000	2,506,905

		13,400,346

Automobiles - 0.1%
Ford Motor Co.
8.50%, 04/21/2023	275,000	271,219
9.00%, 04/22/2025	980,000	954,275
9.63%, 04/22/2030 (B)	1,012,000	1,008,225

		2,233,719

Banks - 2.9%
Barclays PLC
Fixed until 06/20/2029, 5.09% (C), 06/20/2030 (B)	1,675,000	1,816,565
Fixed until 09/15/2023 (D), 7.75% (C)	5,537,000	5,343,205
Fixed until 06/15/2024 (D), 8.00% (C)	1,512,000	1,508,220
BNP Paribas SA Fixed until 03/14/2022 (D), 6.75% (A) (B) (C)	3,950,000	3,890,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Bank NA Fixed until 09/27/2024, 2.97% (C), 09/27/2025	$ 3,277,000	$ 2,883,760
CIT Group, Inc.
4.75%, 02/16/2024	666,000	636,030
5.00%, 08/15/2022	3,080,000	3,033,800
Citigroup, Inc. Fixed until 09/12/2024 (D), 5.00% (C)	6,834,000	6,214,190
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	6,247,000	6,382,665
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 4.23% (C), 07/30/2020 (B) (D)	1,907,000	1,744,905
Fixed until 02/01/2025 (D), 4.60% (C)	2,250,000	2,018,250
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	2,622,000	2,569,560
Fixed until 09/27/2025 (D), 7.50% (C)	709,000	701,910
Royal Bank of Scotland Group PLC Fixed until 08/15/2021 (D), 8.63% (C)	2,860,000	2,917,200
Societe Generale SA Fixed until 09/13/2021 (D), 7.38% (A) (C)	5,338,000	5,211,223
UniCredit SpA 6.57%, 01/14/2022 (A)	566,000	583,784

		47,456,017

Beverages - 0.6%
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	9,812,000	9,861,060

Building Products - 2.3%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	10,127,000	8,658,585
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	694,000	595,522
6.75%, 06/01/2027 (A)	4,030,000	4,150,900
Cornerstone Building Brands, Inc. 8.00%, 04/15/2026 (A) (B)	14,209,000	12,073,529
Griffon Corp.
5.25%, 03/01/2022	3,306,000	3,241,169
5.75%, 03/01/2028	5,759,000	5,485,448
Patrick Industries, Inc. 7.50%, 10/15/2027 (A)	5,048,000	4,745,120

		38,950,273

Capital Markets - 1.1%
Credit Suisse Group AG
Fixed until 12/18/2024 (D), 6.25% (A) (C)	1,350,000	1,383,750
Fixed until 08/21/2026 (D), 6.38% (A) (C)	3,782,000	3,725,270
Fixed until 09/12/2025 (D), 7.25% (A) (C)	2,450,000	2,443,875

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG (continued)
Fixed until 07/17/2023 (D), 7.50% (A) (C)	$ 1,875,000	$ 1,891,144
Fixed until 12/11/2023 (D), 7.50% (A) (B) (C)	6,403,000	6,763,169
Deutsche Bank AG Fixed until 10/30/2025 (D), 6.00% (C)	1,400,000	1,015,000
Goldman Sachs Capital II 3-Month LIBOR + 0.77%, 4.00% (C), 05/29/2020 (D)	1,048,000	857,531

		18,079,739

Chemicals - 1.9%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (A)	3,304,000	1,817,200
Hexion, Inc. 7.88%, 07/15/2027 (A) (B)	5,285,000	4,835,775
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	8,059,000	7,232,952
5.25%, 06/01/2027 (A)	5,869,000	4,695,200
OCI NV 6.63%, 04/15/2023 (A) (B)	3,059,000	3,059,472
Olin Corp.
5.13%, 09/15/2027 (B)	4,042,000	3,691,963
5.63%, 08/01/2029	4,736,000	4,280,160
PolyOne Corp. 5.75%, 05/15/2025 (A) (E)	1,759,000	1,780,988

		31,393,710

Commercial Services & Supplies - 2.5%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	2,730,000	2,607,150
4.25%, 11/01/2029 (A)	787,000	753,764
5.25%, 08/01/2026 (A)	3,642,000	3,651,105
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	857,000	561,678
5.75%, 07/15/2027 (A) (B)	7,688,000	4,468,650
6.38%, 04/01/2024 (A)	2,858,000	1,757,670
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp. 12.25%, 11/15/2026 (A)	3,565,000	2,941,125
Garda World Security Corp.
4.63%, 02/15/2027 (A)	4,773,000	4,594,012
8.75%, 05/15/2025 (A)	6,008,000	5,947,920
9.50%, 11/01/2027 (A)	2,287,000	2,287,000
GFL Environmental, Inc. 4.25%, 06/01/2025 (A)	687,000	690,435
Herc Holdings, Inc. 5.50%, 07/15/2027 (A)	8,500,000	7,967,900
Stericycle, Inc. 5.38%, 07/15/2024 (A)	3,060,000	3,068,782

		41,297,191

Communications Equipment - 1.1%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	779,000	667,993
6.00%, 06/15/2025 (A)	11,797,000	10,498,150

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
CommScope, Inc.
5.50%, 03/01/2024 (A)	$ 1,255,000	$ 1,255,000
6.00%, 03/01/2026 (A)	1,685,000	1,689,212
8.25%, 03/01/2027 (A) (B)	1,679,000	1,609,322
Nokia OYJ 3.38%, 06/12/2022	1,764,000	1,777,230

		17,496,907

Construction & Engineering - 1.7%
Abengoa Abenewco 2 SAU PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (F)	3,885,867	2
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	1,786,000	1,455,590
6.75%, 08/01/2025 (A)	2,725,000	2,302,625
9.88%, 04/01/2027 (A)	8,550,000	8,208,000
Taylor Morrison Communities, Inc.
5.88%, 01/31/2025 (A)	6,942,000	6,525,480
6.00%, 09/01/2023 (A)	2,425,000	2,343,156
6.63%, 07/15/2027 (A)	3,890,000	3,510,531
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	4,429,000	4,251,840

		28,597,224

Construction Materials - 0.5%
Norbord, Inc. 6.25%, 04/15/2023 (A)	9,160,000	9,022,600

Consumer Finance - 3.2%
Ally Financial, Inc.
3.88%, 05/21/2024	4,841,000	4,756,282
5.75%, 11/20/2025	2,727,000	2,795,175
7.50%, 09/15/2020	4,646,000	4,692,460
Altice Financing SA
5.00%, 01/15/2028 (A)	1,771,000	1,726,725
7.50%, 05/15/2026 (A)	6,692,000	6,976,410
Ford Motor Credit Co. LLC
3.20%, 01/15/2021	828,000	799,020
3.34%, 03/18/2021	3,794,000	3,642,164
3.35%, 11/01/2022	200,000	180,000
4.38%, 08/06/2023	3,548,000	3,228,680
4.39%, 01/08/2026, MTN	4,834,000	4,211,622
5.88%, 08/02/2021	1,488,000	1,473,120
Navient Corp.
5.00%, 10/26/2020 - 03/15/2027	6,234,000	5,971,376
5.88%, 10/25/2024	4,730,000	4,304,300
6.50%, 06/15/2022	3,408,000	3,297,240
6.63%, 07/26/2021	1,020,000	1,014,900
Springleaf Finance Corp.
7.13%, 03/15/2026	2,705,000	2,549,463
8.25%, 12/15/2020	1,390,000	1,386,456

		53,005,393

Containers & Packaging - 4.3%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (F)	6,612,000	6,137,258

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 02/15/2025 (A)	$ 3,857,000	$ 3,860,356
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	1,657,000	1,657,000
5.38%, 01/15/2028 (A) (B)	1,983,000	1,991,924
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	7,514,000	7,720,635
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,716,502
7.88%, 07/15/2026 (A) (B)	3,391,000	3,255,360
Graphic Packaging International LLC 3.50%, 03/15/2028 (A)	4,966,000	4,705,285
Greif, Inc. 6.50%, 03/01/2027 (A) (B)	6,041,000	6,041,000
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	4,091,000	3,772,720
7.25%, 04/15/2025 (A) (B)	2,707,000	2,118,227
OI European Group BV 4.00%, 03/15/2023 (A)	2,545,000	2,455,925
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	3,860,000	3,898,600
6.38%, 08/15/2025 (A) (B)	820,000	830,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (A)	2,268,000	2,279,340
7.00%, 07/15/2024 (A)	13,051,000	13,099,289
Silgan Holdings, Inc. 4.13%, 02/01/2028 (A)	630,000	618,975
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	2,039,000	2,089,975
8.50%, 08/15/2027 (A) (B)	1,785,000	1,865,325

		71,113,946

Diversified Financial Services - 2.7%
Avation Capital SA 6.50%, 05/15/2021 (A)	3,305,000	2,776,200
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,399,970
5.00%, 08/01/2024 (A)	3,964,000	3,508,140
5.75%, 11/15/2023 (A)	1,520,000	1,360,400
Dana Financing Sarl 5.75%, 04/15/2025 (A)	11,357,000	10,306,478
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.33% (C), 12/21/2065 (A)	8,362,000	4,013,760
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.57% (C), 12/21/2065 (A)	3,974,000	1,977,065
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	3,531,000	2,454,045
5.25%, 03/15/2022 (A)	8,290,000	6,839,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Virgin Media Secured Finance PLC 5.50%, 05/15/2029 (A)	$ 9,601,000	$ 9,967,758

		44,603,066

Diversified Telecommunication Services - 4.0%
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	3,532,000	3,346,570
5.80%, 03/15/2022	3,843,000	3,934,992
6.45%, 06/15/2021	1,564,000	1,600,676
6.75%, 12/01/2023	7,836,000	8,185,486
7.50%, 04/01/2024 (B)	4,698,000	5,097,330
Frontier Communications Corp.
7.63%, 04/15/2024	6,057,000	1,716,857
8.50%, 04/01/2026 (A)	2,664,000	2,464,200
8.75%, 04/15/2022	2,766,000	745,990
9.00%, 08/15/2031	5,484,000	1,425,840
11.00%, 09/15/2025	2,696,000	834,951
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	346,040
6.63%, 08/01/2026	5,291,000	5,640,206
7.63%, 06/15/2021	6,342,000	6,586,104
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	1,247,000	1,280,420
8.50%, 10/15/2024 (A)	5,205,000	3,018,900
9.50%, 09/30/2022 (A)	3,965,000	4,405,392
Level 3 Financing, Inc. 5.38%, 01/15/2024	2,314,000	2,331,355
Sprint Capital Corp. 8.75%, 03/15/2032	2,435,000	3,421,175
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	2,928,000	2,958,158
6.00%, 10/15/2024 (A)	3,105,000	3,143,812
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (A)	3,434,000	3,330,396

		65,814,850

Electric Utilities - 1.0%
Elwood Energy LLC 8.16%, 07/05/2026	3,631,776	3,631,776
NextEra Energy Operating Partners, LP 4.25%, 07/15/2024 (A)	3,624,000	3,688,507
NRG Energy, Inc. 7.25%, 05/15/2026 (B)	6,796,000	7,305,700
Vistra Operations Co. LLC 5.00%, 07/31/2027 (A)	1,343,000	1,369,726

		15,995,709

Energy Equipment & Services - 0.6%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022 (H)	6,647,000	2,110,422
7.50%, 04/01/2025 (A)	1,431,000	930,150
Genesis Energy, LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	1,928,000	1,609,880
6.50%, 10/01/2025	2,031,000	1,706,040
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,288,000	14,300
8.95%, 04/01/2045	2,283,000	14,269

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Transocean Sentry, Ltd. 5.38%, 05/15/2023 (A)	$ 2,065,000	$ 1,569,400
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027	3,012,000	2,409,600

		10,364,061

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	3,886,000	4,132,489
4.88%, 06/15/2030 (A)	4,450,000	4,721,005
5.38%, 11/15/2029 (A)	1,123,000	1,233,391

		10,086,885

Equity Real Estate Investment Trusts - 2.3%
CBL & Associates, LP
5.25%, 12/01/2023	7,893,000	2,150,843
5.95%, 12/15/2026	872,000	235,440
Equinix, Inc. 5.38%, 05/15/2027	2,675,000	2,857,435
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	2,690,000	2,669,556
6.00%, 04/15/2025 (A)	1,212,000	1,212,000
Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026 (A)	1,000,000	995,000
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	8,705,000	8,509,137
6.00%, 08/15/2023	2,000,000	2,020,000
iStar, Inc.
4.25%, 08/01/2025	5,841,000	4,614,390
5.25%, 09/15/2022	1,438,000	1,301,390
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	2,539,000	2,570,738
SBA Communications Corp.
3.88%, 02/15/2027 (A)	1,307,000	1,334,774
4.00%, 10/01/2022	4,165,000	4,187,074
Service Properties Trust
4.35%, 10/01/2024	2,078,000	1,759,728
4.75%, 10/01/2026	2,278,000	1,866,937

		38,284,442

Food & Staples Retailing - 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	1,016,000	1,026,160
5.75%, 03/15/2025	10,759,000	11,054,872
6.63%, 06/15/2024	5,014,000	5,183,223
7.50%, 03/15/2026 (A)	1,383,000	1,512,656
Rite Aid Corp.
6.13%, 04/01/2023 (A)	6,025,000	5,452,625
7.50%, 07/01/2025 (A)	3,499,000	3,446,515

		27,676,051

Food Products - 2.6%
B&G Foods, Inc. 5.25%, 09/15/2027	7,259,000	7,339,430

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LUX SA / JBS USA Finance, Inc. 5.75%, 06/15/2025 (A)	$ 1,794,000	$ 1,814,200
Kraft Heinz Foods Co.
4.88%, 10/01/2049 (A)	2,283,000	2,274,544
5.00%, 07/15/2035 (B)	5,669,000	6,085,915
5.00%, 06/04/2042	1,370,000	1,391,704
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	10,937,000	11,067,697
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	1,552,000	1,520,944
5.00%, 08/15/2026 (A)	4,143,000	4,094,113
5.50%, 12/15/2029 (A)	2,562,000	2,574,810
5.63%, 01/15/2028 (A)	4,136,000	4,208,380

		42,371,737

Health Care Providers & Services - 5.1%
Centene Corp.
3.38%, 02/15/2030 (A) (H)	501,000	504,758
4.25%, 12/15/2027 (A) (H)	1,425,000	1,490,906
4.63%, 12/15/2029 (A) (H)	1,024,000	1,121,280
CHS / Community Health Systems, Inc.
6.25%, 03/31/2023	3,037,000	2,854,780
6.63%, 02/15/2025 (A)	2,069,000	1,898,308
8.00%, 03/15/2026 (A)	10,485,000	10,050,711
8.13%, 06/30/2024 (A) (B)	1,120,000	761,600
DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024 (B)	3,669,000	3,724,035
DaVita, Inc. 5.00%, 05/01/2025	5,056,000	5,131,840
Encompass Health Corp.
4.50%, 02/01/2028	1,697,000	1,697,000
4.75%, 02/01/2030	1,189,000	1,189,155
5.75%, 11/01/2024 - 09/15/2025	9,749,000	9,864,815
HCA, Inc.
3.50%, 09/01/2030	3,973,000	3,797,605
5.38%, 02/01/2025	2,948,000	3,169,513
5.88%, 02/15/2026 - 02/01/2029	15,997,000	17,938,118
7.50%, 11/06/2033	441,000	501,638
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	3,325,000	3,270,802
5.13%, 05/01/2025	4,130,000	3,861,550
5.13%, 11/01/2027 (A)	5,825,000	5,752,187
6.75%, 06/15/2023	2,401,000	2,398,599
7.50%, 04/01/2025 (A)	640,000	688,320
8.13%, 04/01/2022	3,564,000	3,591,799

		85,259,319

Hotels, Restaurants & Leisure - 6.5%
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	3,686,000	3,175,489
6.00%, 08/15/2026	1,911,000	1,729,455
6.38%, 04/01/2026	2,760,000	2,485,932
Boyne USA, Inc. 7.25%, 05/01/2025 (A)	4,944,000	4,944,000
Carnival Corp. 11.50%, 04/01/2023 (A)	4,425,000	4,623,431
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	5,131,000	4,990,411

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	$ 5,222,000	$ 4,987,010
5.13%, 05/01/2026	4,585,000	4,526,770
5.38%, 05/01/2025 (A)	265,000	263,344
5.75%, 05/01/2028 (A)	493,000	496,747
International Game Technology PLC
6.25%, 02/15/2022 (A)	6,679,000	6,516,199
6.25%, 01/15/2027 (A) (B)	4,038,000	3,925,703
6.50%, 02/15/2025 (A) (B)	2,946,000	2,887,051
Marriott International, Inc. 5.75%, 05/01/2025 (B)	3,351,000	3,502,014
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 09/15/2026	4,546,000	4,307,335
MGM Resorts International
5.50%, 04/15/2027	3,791,000	3,482,981
5.75%, 06/15/2025	4,657,000	4,470,767
6.75%, 05/01/2025 (E)	1,631,000	1,598,576
NCL Corp., Ltd. 3.63%, 12/15/2024 (A)	2,548,000	1,637,090
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	6,047,000	5,280,845
7.00%, 05/15/2028 (A)	1,957,000	1,409,040
7.25%, 11/15/2029 (A)	1,938,000	1,380,825
8.25%, 03/15/2026 (A)	7,310,000	5,519,050
Station Casinos LLC 4.50%, 02/15/2028 (A)	6,229,000	4,983,200
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	15,095,000	10,151,387
6.25%, 05/15/2025 (A)	5,512,000	3,679,260
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2014 (A) (G) (I) (J) (K) (L)	1,025,248	0
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,780,000	1,682,100
5.40%, 04/01/2024	6,321,000	5,530,875
5.75%, 04/01/2027	4,931,000	4,314,625

		108,481,512

Household Durables - 2.5%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	3,210,000	2,471,700
6.75%, 03/15/2025	1,724,000	1,482,640
7.25%, 10/15/2029 (B)	4,126,000	3,218,280
Century Communities, Inc.
5.88%, 07/15/2025	8,790,000	8,130,750
6.75%, 06/01/2027	5,446,000	4,683,560
KB Home
4.80%, 11/15/2029	4,121,000	3,853,135
7.50%, 09/15/2022	4,108,000	4,395,560
7.63%, 05/15/2023	3,397,000	3,535,258
Lennar Corp.
4.13%, 01/15/2022	2,000,000	2,007,920
4.75%, 05/30/2025 (B)	1,600,000	1,643,952
5.00%, 06/15/2027 (B)	3,208,000	3,304,240
8.38%, 01/15/2021	1,985,000	2,034,625
Meritage Homes Corp. 5.13%, 06/06/2027	1,570,000	1,499,350

		42,260,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 1.1%
Calpine Corp.
4.50%, 02/15/2028 (A)	$ 7,115,000	$ 6,898,704
5.13%, 03/15/2028 (A)	2,702,000	2,634,450
5.25%, 06/01/2026 (A)	7,839,000	7,973,674

		17,506,828

Insurance - 1.3%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.82% (C), 02/12/2067 (A)	9,926,000	7,742,280
Lincoln National Corp. 3-Month LIBOR + 2.36%, 4.05% (C), 05/17/2066	12,169,000	8,274,920
Ohio National Financial Services, Inc. 5.55%, 01/24/2030 (A)	6,026,000	5,731,015

		21,748,215

Internet & Direct Marketing Retail - 0.2%
Expedia Group, Inc. 6.25%, 05/01/2025 (A) (E)	3,406,000	3,473,444

IT Services - 0.1%
Science Applications International Corp. 4.88%, 04/01/2028 (A)	684,000	669,848
Tempo Acquisition LLC 5.75%, 06/01/2025 (A)	846,000	846,000

		1,515,848

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (B)	1,554,000	1,431,623
5.45%, 11/01/2041	1,400,000	1,106,000
6.75%, 12/31/2025 (A)	1,306,000	1,325,590

		3,863,213

Machinery - 0.9%
Colfax Corp.
6.00%, 02/15/2024 (A)	2,885,000	2,928,275
6.38%, 02/15/2026 (A)	845,000	871,364
Meritor, Inc. 6.25%, 02/15/2024	12,184,000	11,823,354

		15,622,993

Media - 8.2%
Adelphia Communications Corp.
9.25%, 10/01/2049 (K) (L) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (K) (L) (M)	1,460,000	102
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 - 05/01/2032 (A)	6,431,000	6,474,979
4.75%, 03/01/2030 (A)	7,952,000	8,088,774
5.00%, 02/01/2028 (A)	3,937,000	4,042,069
5.38%, 06/01/2029 (A)	1,590,000	1,677,466
5.50%, 05/01/2026 (A)	4,777,000	4,968,605
5.75%, 02/15/2026 (A)	13,282,000	13,846,485
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	6,930,000	6,511,428
9.25%, 02/15/2024 (A)	4,051,000	3,372,458
CSC Holdings LLC
5.38%, 07/15/2023 (A)	4,729,000	4,782,201
6.63%, 10/15/2025 (A)	7,331,000	7,667,126
7.50%, 04/01/2028 (A)	1,901,000	2,089,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CSC Holdings LLC (continued)
7.75%, 07/15/2025 (A)	$ 2,536,000	$ 2,644,744
10.88%, 10/15/2025 (A)	1,740,000	1,880,853
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	4,091,000	3,109,160
6.63%, 08/15/2027 (A) (B)	609,000	333,428
DISH DBS Corp.
5.00%, 03/15/2023	5,072,000	4,818,400
5.88%, 07/15/2022	3,238,000	3,246,419
6.75%, 06/01/2021	3,254,000	3,240,984
7.75%, 07/01/2026 (B)	5,393,000	5,312,105
Gray Television, Inc. 7.00%, 05/15/2027 (A)	3,995,000	4,014,975
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,073,000	3,848,985
8.38%, 05/01/2027 (B)	2,589,000	2,131,265
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (A)	3,185,000	3,311,126
Scripps Escrow, Inc. 5.88%, 07/15/2027 (A)	1,563,000	1,320,735
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	6,003,000	4,982,490
5.63%, 08/01/2024 (A) (B)	2,037,000	1,858,192
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (A)	2,263,000	2,307,355
5.50%, 07/01/2029 (A)	1,598,000	1,685,251
TEGNA, Inc. 4.63%, 03/15/2028 (A)	2,133,000	1,911,701
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (A)	2,676,000	2,207,700
Univision Communications, Inc. 5.13%, 05/15/2023 (A) (B)	12,431,000	11,809,450
Ziggo Bond Co. BV 6.00%, 01/15/2027 (A)	3,225,000	3,241,125
Ziggo BV 5.50%, 01/15/2027 (A)	3,374,000	3,432,033

		136,169,340

Metals & Mining - 4.0%
Alcoa Nederland Holding BV 7.00%, 09/30/2026 (A)	5,195,000	5,143,050
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	3,126,000	2,673,980
5.75%, 03/01/2025 (B)	710,000	507,650
5.88%, 06/01/2027	2,624,000	1,640,000
6.75%, 03/15/2026 (A)	4,405,000	3,843,362
Constellium SE
5.75%, 05/15/2024 (A)	5,213,000	5,030,545
5.88%, 02/15/2026 (A) (B)	910,000	839,475
6.63%, 03/01/2025 (A) (B)	9,120,000	8,755,200
First Quantum Minerals, Ltd. 7.25%, 04/01/2023 (A)	2,566,000	2,328,902
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,642,000	3,377,955
4.25%, 03/01/2030	2,246,000	2,091,251
4.55%, 11/14/2024	1,875,000	1,879,688
5.45%, 03/15/2043	5,050,000	4,579,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Mineral Resources, Ltd. 8.13%, 05/01/2027 (A)	$ 3,492,000	$ 3,592,395
New Gold, Inc.
6.25%, 11/15/2022 (A)	3,333,000	3,316,335
6.38%, 05/15/2025 (A)	3,111,000	2,986,560
Novelis Corp.
4.75%, 01/30/2030 (A)	2,671,000	2,345,405
5.88%, 09/30/2026 (A)	4,038,000	3,926,147
Teck Resources, Ltd.
6.00%, 08/15/2040	6,513,000	6,033,323
6.25%, 07/15/2041	643,000	606,006

		65,497,074

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc. 3.45%, 01/15/2021	2,557,000	2,401,982

Oil, Gas & Consumable Fuels - 8.3%
Antero Resources Corp. 5.00%, 03/01/2025	3,322,000	1,827,100
Callon Petroleum Co.
6.13%, 10/01/2024	8,416,000	1,620,080
6.25%, 04/15/2023	3,112,000	645,740
6.38%, 07/01/2026	3,965,000	634,400
8.25%, 07/15/2025	4,645,000	836,100
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	2,801,000	2,899,517
Cheniere Energy Partners, LP 5.63%, 10/01/2026	3,609,000	3,448,760
Chesapeake Energy Corp.
7.00%, 10/01/2024	2,717,000	54,340
7.50%, 10/01/2026	4,652,000	110,485
11.50%, 01/01/2025 (A)	3,534,000	106,020
Continental Resources, Inc. 4.50%, 04/15/2023	607,000	536,816
CrownRock, LP / CrownRock Finance, Inc. 5.63%, 10/15/2025 (A)	6,092,000	4,935,190
DCP Midstream Operating, LP 5.38%, 07/15/2025	4,285,000	3,460,137
DCP Midstream, LP Fixed until 12/15/2022 (D), 7.38% (C)	5,180,000	1,996,890
Denbury Resources, Inc.
7.75%, 02/15/2024 (A)	1,903,000	342,540
9.00%, 05/15/2021 (A)	5,762,000	1,037,160
eG Global Finance PLC
6.75%, 02/07/2025 (A)	5,186,000	4,719,260
8.50%, 10/30/2025 (A)	2,947,000	2,873,325
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A) (N)	3,079,000	338,690
8.00%, 11/29/2024 (A) (N)	1,526,000	3,815
Gulfport Energy Corp.
6.00%, 10/15/2024	2,007,000	998,483
6.38%, 05/15/2025 - 01/15/2026	7,496,000	3,482,865
Hess Midstream Operations, LP 5.13%, 06/15/2028 (A)	3,543,000	3,104,377
HighPoint Operating Corp. 8.75%, 06/15/2025	4,089,000	1,185,810

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. 8.05%, 10/15/2030, MTN	$ 2,486,000	$ 3,069,541
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	285,755
10.50%, 05/15/2027 (A)	2,410,000	903,750
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,159,880
5.63%, 04/28/2027	4,581,000	4,122,900
6.00%, 06/01/2026	531,000	477,900
6.75%, 02/01/2021	2,632,000	2,539,880
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A)	5,149,000	669,370
6.88%, 03/15/2022	6,285,000	927,038
Occidental Petroleum Corp.
2.70%, 08/15/2022	6,660,000	5,794,200
4.85%, 03/15/2021	2,608,000	2,503,680
5.55%, 03/15/2026	10,478,000	8,105,781
6.45%, 09/15/2036	8,646,000	6,392,679
Parkland Fuel Corp. 5.88%, 07/15/2027 (A)	2,935,000	2,817,600
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,569,085
5.38%, 01/15/2025 (A)	3,704,000	3,324,340
5.63%, 10/15/2027 (A)	2,618,000	2,238,390
PDC Energy, Inc. 6.13%, 09/15/2024	9,005,000	7,068,925
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (A)	2,389,000	692,810
SM Energy Co.
5.63%, 06/01/2025	1,160,000	324,800
6.13%, 11/15/2022	3,265,000	1,306,000
6.63%, 01/15/2027	4,965,000	1,390,200
6.75%, 09/15/2026	2,812,000	766,270
Southwestern Energy Co. 7.50%, 04/01/2026 (B)	4,737,000	4,251,457
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	2,540,000	508,508
Summit Midstream Partners, LP Fixed until 12/15/2022 (D), 9.50% (C)	4,110,000	411,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (B)	3,140,000	2,621,900
5.13%, 02/01/2025	6,506,000	5,855,400
5.50%, 03/01/2030 (A) (B)	4,392,000	3,744,180
5.88%, 04/15/2026 (B)	2,030,000	1,819,895
6.50%, 07/15/2027	1,228,000	1,105,200
6.75%, 03/15/2024	6,998,000	6,613,110
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	406
7.13%, 04/15/2025 (A)	3,098,000	310
WPX Energy, Inc.
5.25%, 09/15/2024	3,026,000	2,716,803
8.25%, 08/01/2023	1,905,000	1,828,800

		137,125,643

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	$ 1,860,000	$ 1,850,700

Pharmaceuticals - 1.9%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	1,892,000	2,085,741
9.25%, 04/01/2026 (A)	3,917,000	4,328,285
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (A)	598,000	573,893
5.25%, 01/30/2030 (A)	598,000	592,026
5.50%, 11/01/2025 (A)	1,745,000	1,813,928
5.88%, 05/15/2023 (A)	569,000	564,733
6.13%, 04/15/2025 (A)	6,271,000	6,349,387
6.50%, 03/15/2022 (A)	866,000	883,147
7.00%, 01/15/2028 (A)	1,755,000	1,820,812
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 07/15/2023 (A)	8,012,000	6,005,795
Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023 (A)	1,931,000	1,448,250
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (A)	4,574,000	4,648,327

		31,114,324

Road & Rail - 1.2%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,183,399
5.25%, 05/15/2024 (A) (B)	2,500,000	2,168,550
Hertz Corp.
5.50%, 10/15/2024 (A)	6,240,000	1,283,942
6.00%, 01/15/2028 (A)	8,482,000	1,463,145
6.25%, 10/15/2022	2,029,000	461,597
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (A)	971,000	895,262
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	8,466,000	8,636,167
8.00%, 11/01/2026 (A)	2,465,000	2,526,650

		20,618,712

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 4.70%, 04/15/2025 (A)	1,275,000	1,405,881
Sensata Technologies, Inc., Co. 4.38%, 02/15/2030 (A) (B)	1,886,000	1,829,420

		3,235,301

Software - 0.6%
Open Text Corp. 3.88%, 02/15/2028 (A)	4,443,000	4,354,140
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	5,281,000	5,320,607

		9,674,747

Specialty Retail - 1.0%
L Brands, Inc.
5.25%, 02/01/2028	700,000	502,250
6.75%, 07/01/2036	4,032,000	2,903,040
6.88%, 11/01/2035	4,607,000	3,392,595
Sally Holdings LLC / Sally Capital, Inc. 8.75%, 04/30/2025 (A) (B)	5,710,000	5,788,512

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Staples, Inc. 7.50%, 04/15/2026 (A)	$ 5,630,000	$ 4,447,700

		17,034,097

Technology Hardware, Storage & Peripherals - 2.3%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	2,078,000	2,148,400
5.88%, 06/15/2021 (A)	1,739,000	1,739,000
6.02%, 06/15/2026 (A)	2,070,000	2,247,947
6.20%, 07/15/2030 (A)	2,600,000	2,869,688
7.13%, 06/15/2024 (A)	5,793,000	6,002,707
8.35%, 07/15/2046 (A)	2,901,000	3,623,325
NCR Corp.
5.75%, 09/01/2027 (A)	1,656,000	1,660,140
6.13%, 09/01/2029 (A)	1,935,000	1,920,488
8.13%, 04/15/2025 (A)	3,106,000	3,292,360
Seagate HDD Cayman
4.25%, 03/01/2022 (B)	1,855,000	1,894,567
4.75%, 01/01/2025 (B)	1,318,000	1,359,124
4.88%, 03/01/2024	3,868,000	4,030,245
Western Digital Corp. 4.75%, 02/15/2026 (B)	4,551,000	4,646,252

		37,434,243

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.38%, 05/15/2025 (A)	1,351,000	1,351,000

Trading Companies & Distributors - 1.5%
United Rentals North America, Inc.
4.00%, 07/15/2030	2,940,000	2,778,300
4.63%, 10/15/2025	2,696,000	2,648,820
5.50%, 07/15/2025 - 05/15/2027	15,203,000	15,384,595
6.50%, 12/15/2026	3,657,000	3,784,995

		24,596,710

Wireless Telecommunication Services - 2.3%
Altice France SA 7.38%, 05/01/2026 (A)	8,459,000	8,839,655
Sprint Corp.
7.13%, 06/15/2024	13,138,000	14,747,668
7.25%, 09/15/2021	3,268,000	3,427,315
7.63%, 03/01/2026	1,850,000	2,186,885
T-Mobile USA, Inc.
4.00%, 04/15/2022	1,493,000	1,526,592
4.50%, 02/01/2026	5,104,000	5,258,651
6.50%, 01/15/2024	1,882,000	1,924,157

		37,910,923

Total Corporate Debt Securities (Cost $1,709,924,079)		1,496,422,879

LOAN ASSIGNMENTS - 1.0%
Communications Equipment - 0.3%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 5.06% (C), 12/15/2024	6,292,801	5,497,208

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 0.3%
Connect Finco SARL Term Loan B, 1-Month LIBOR + 4.50%, 0.38% - 5.50% (C), 12/11/2026	$ 5,319,000	$ 4,873,534

Software - 0.4%
Infor, Inc. Term Loan B6, 1-Month LIBOR + 2.75%, 3.75% (C), 02/01/2022	6,915,429	6,782,881

Total Loan Assignments (Cost $18,423,778)		17,153,623

	Shares	Value
COMMON STOCKS - 0.2%
Chemicals - 0.2%
Hexion Holdings Corp., Class B (J)	273,716	2,312,900

Electric Utilities - 0.0% (O)
Homer City Generation LLC (H) (J) (K) (L)	270,659	235,203

Software - 0.0% (O)
ASG WT Corp. (J) (K) (L)	1,265	93,243

Total Common Stocks (Cost $22,546,737)		2,641,346

PREFERRED STOCKS - 1.2%
Banks - 1.0%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 7.48% (B) (C)	741,225	16,714,624

Building Products - 0.2%
Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00% (F) (H) (K) (L)	12,492,596	2,817,455

Total Preferred Stocks (Cost $31,145,701)		19,532,079

WARRANT - 0.0%
Building Products - 0.0%
Associated Materials Group, Inc., (G) (H) (J) (K) (L) Exercise Price $0, Expiration Date 11/17/2023	116,602	0

Total Warrant (Cost $16,134)		0

OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (P)	82,744,115	82,744,115

Total Other Investment Company (Cost $82,744,115)		82,744,115

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 9.3%

Fixed Income Clearing Corp., 0.00% (P), dated 04/30/2020, to be repurchased at $153,596,427 on 05/01/2020. Collateralized by U.S. Government Obligations, 1.88% - 2.38%, due 03/15/2022 - 03/31/2022, and with a total value of $156,671,144.

$ 153,596,427	$ 153,596,427

Total Repurchase Agreement (Cost $153,596,427)	153,596,427

Total Investments (Cost $2,018,396,971)	1,772,090,469
Net Other Assets (Liabilities) - (7.0)%	(115,982,314)

Net Assets - 100.0%	$ 1,656,108,155

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,496,422,686	$193	$1,496,422,879
Loan Assignments	—	17,153,623	—	17,153,623
Common Stocks	2,312,900	—	328,446	2,641,346
Preferred Stocks	16,714,624	—	2,817,455	19,532,079
Warrant	—	—	0	0
Other Investment Company	82,744,115	—	—	82,744,115
Repurchase Agreement	—	153,596,427	—	153,596,427

Total Investments	$101,771,639	$1,667,172,736	$3,146,094	$1,772,090,469

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $846,419,265, representing 51.1% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $95,762,580, collateralized by cash collateral of $82,744,115 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,073,680. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value		Value as Percentage of Net Assets
Corporate Debt Securities	CSI Compressco, LP / CSI Compressco Finance, Inc. 7.25%, 08/15/2022	7/29/2014 - 1/13/2020	$6,296,501	$2,110,422		0.1%

Corporate Debt Securities	Centene Corp. 3.38%, 02/15/2030	2/5/2020	501,000	504,758		0.0	(O)

Corporate Debt Securities	Centene Corp. 4.25%, 12/15/2027	11/21/2019	1,413,030	1,490,906		0.1

Corporate Debt Securities	Centene Corp. 4.63%, 12/15/2029	11/21/2019	1,024,000	1,121,280		0.1

Common Stocks	Homer City Generation LLC	8/21/2017	13,906,767	235,203		0.0	(O)

Preferred Stocks	Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00%	6/30/2017 - 12/31/2019	12,123,225	2,817,455		0.2

Warrant	Associated Materials Group, Inc., 11/17/2023	3/24/2017	16,134	0	(G)	0.0	(O)

Total			$35,280,657	$8,280,024		0.5%

(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2020, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.
(J)	Non-income producing securities.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the total value of securities is $3,146,094, representing 0.2% of the Fund’s net assets.
(L)	Securities are Level 3 of the fair value hierarchy.
(M)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(N)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2020, the total value of such securities is $342,505, representing less than 0.1% of the Fund’s net assets.
(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	Rates disclosed reflect the yields at April 30, 2020.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.0%
Construction & Engineering - 0.4%
CalAtlantic Group, Inc. 5.88%, 11/15/2024	$ 350,000	$ 343,000

Food & Staples Retailing - 0.5%
Ingles Markets, Inc. 5.75%, 06/15/2023	416,000	416,000

Oil, Gas & Consumable Fuels - 0.1%
Marathon Petroleum Corp. 5.13%, 04/01/2024	40,000	39,331

Total Corporate Debt Securities (Cost $793,484)		798,331

MUNICIPAL GOVERNMENT OBLIGATIONS - 95.7%
Alabama - 0.7%
Alabama Industrial Development Authority, Revenue Bonds, 6.45%, 12/01/2023	175,000	171,773
County of Perry, General Obligation Unlimited Series A, 5.50%, 12/01/2040	50,000	47,892
Series B,
7.38%, 12/01/2030	345,000	348,008

		567,673

Arizona - 3.0%
Arizona Industrial Development Authority, Revenue Bonds, Series B, 3.82%, 07/01/2044	400,000	391,412
Industrial Development Authority of the City of Phoenix, Revenue Bonds, 4.63%, 07/01/2026 (A)	600,000	601,908
Industrial Development Authority of the County of Pima, Revenue Bonds, 6.95%, 07/01/2041	150,000	150,146
La Paz County Industrial Development Authority, Revenue Bonds, 5.88%, 06/15/2048 (A)	500,000	450,655
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	110,000	116,351
Tempe Industrial Development Authority, Revenue Bonds, Series B, 5.35%, 10/01/2025 (A)	750,000	742,342

		2,452,814

Arkansas - 0.0% (B)
Saline County Property Owners Improvement District No. 49, General Obligation Limited, Series A, 5.75%, 02/01/2036	15,000	15,005

California - 7.0%
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (C), 06/01/2046	260,000	260,000
5.75%, 06/01/2029	15,000	15,001
5.88%, 06/01/2035	180,000	180,016
Series A,
5.88%, 06/01/2043	45,000	45,004

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds 4.00%, 08/15/2020 (A)	$ 250,000	$ 251,840
Series A,
5.50%, 06/01/2038 (A)	700,000	685,846
California Public Finance Authority, Revenue Bonds, 5.00%, 06/15/2049 (A)	250,000	224,608
California Statewide Communities Development Authority, Revenue Bonds 5.00%, 11/01/2048	610,000	626,659
Series A,
5.25%, 12/01/2056 (A)	500,000	499,095
Series B,
6.00%, 12/01/2024	210,000	219,337
California Statewide Financing Authority, Revenue Bonds
Series A,
5.63%, 05/01/2029	20,000	20,053
Series B,
6.00%, 05/01/2037	55,000	55,144
Cypress School District, General Obligation Unlimited, Zero Coupon (C), 08/01/2050	100,000	88,821
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A-1, 5.00%, 06/01/2047	2,000,000	1,943,860
Palomar Health, Revenue Bonds, 5.00%, 11/01/2028	45,000	51,546
Tobacco Securitization Authority of Northern California, Revenue Bonds, Series A-1, 4.75%, 06/01/2023	60,000	60,000
Upland Community Facilities District, Special Tax, Series A, 3.50%, 09/01/2049	600,000	523,980

		5,750,810

Colorado - 8.7%
Aerotropolis Regional Transportation Authority, Revenue Bonds, 5.00%, 12/01/2051	290,000	254,672
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2047	500,000	463,370
Bromley Park Metropolitan District No. 2, General Obligation Limited, Series B, 6.38%, 12/15/2047	937,000	853,513
Colorado Health Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/15/2053	250,000	253,568
Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.88%, 12/01/2046	1,000,000	893,050

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver Connection West Metropolitan District, General Obligation Limited, Series A, 5.38%, 08/01/2047	$ 500,000	$ 452,700
Denver International Business Center Metropolitan District No. 1, General Obligation Limited, 6.00%, 12/01/2048	500,000	454,490
High Plains Metropolitan District, General Obligation Unlimited, NATL, 4.00%, 12/01/2047	390,000	419,858
Painted Prairie Metropolitain District No. 2, General Obligation Limited, 5.25%, 12/01/2048	2,000,000	1,771,260
Painted Prairie Public Improvement Authority, Revenue Bonds, 5.00%, 12/01/2049	1,000,000	846,520
Park 70 Metropolitan District, General Obligation Unlimited, AGM, 4.00%, 12/01/2048	250,000	270,120
Public Authority for Colorado Energy, Revenue Bonds, 6.50%, 11/15/2038	60,000	84,526
Town of Frisco Marina Enterprise Revenue, Revenue Bonds, 5.00%, 12/01/2048	150,000	156,203

		7,173,850

Connecticut - 0.9%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series J, 5.00%, 07/01/2037 - 07/01/2042	715,000	720,321
South Central Connecticut Regional Water Authority, Revenue Bonds, AGM, 4.50%, 08/01/2038	10,000	10,020

		730,341

Delaware - 1.0%
Delaware State Economic Development Authority, Revenue Bonds, 5.00%, 08/01/2054	835,000	842,724

District of Columbia - 0.2%
District of Columbia, Revenue Bonds, Series B, 5.00%, 07/01/2048	100,000	102,990
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds 6.50%, 05/15/2033	10,000	10,310
Series A,
Zero Coupon, 06/15/2046	100,000	16,701

		130,001

Florida - 1.6%
County of Lake, Revenue Bonds, 5.00%, 01/15/2054 (A)	825,000	718,979

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	$ 50,000	$ 49,997
5.13%, 08/01/2022	10,000	10,210
Santa Rosa Bay Bridge Authority, Revenue Bonds, ACA-CBI, NATL-IBC, Zero Coupon, 07/01/2020	19,271	19,174
Sarasota National Community Development District, Special Assessment, 5.30%, 05/01/2039	25,000	25,000
St. Johns County Industrial Development Authority, Revenue Bonds, Series A, Fixed until 08/01/2024, 4.13% (D), 08/01/2047	500,000	463,365

		1,286,725

Georgia - 0.0% (B)
Atlanta Development Authority, Revenue Bonds, Series A, ACA, 6.25%, 07/01/2036	20,000	19,777

Hawaii - 0.4%
State of Hawaii, General Obligation Unlimited, 5.00%, 06/01/2026	30,000	30,092
State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	295,000	294,994

		325,086

Idaho - 1.9%
Idaho Housing & Finance Association, Revenue Bonds Series A,
5.00%, 06/01/2035	285,000	299,555
6.00%, 07/01/2049 - 07/01/2054 (A)	1,155,000	1,235,142

		1,534,697

Illinois - 13.6%
Chicago Board of Education, General Obligation Unlimited Series A,
5.50%, 12/01/2039	25,000	24,589
Series A, AGM,
5.00%, 12/01/2035	550,000	639,787
City of Belleville, Revenue Bonds, Series B, 7.88%, 05/01/2029	5,000	3,683
City of Chicago, General Obligation Unlimited 7.52%, 01/01/2040	205,000	220,078
Series A,
5.00%, 01/01/2044	1,000,000	932,380
Series B,
5.43%, 01/01/2042	1,450,000	1,248,812
6.21%, 01/01/2032	250,000	279,178
Series C,
Zero Coupon, 01/01/2024	145,000	122,270
5.00%, 01/01/2026 - 01/01/2038	1,010,000	973,965

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Waterworks Revenue, Revenue Bonds, 5.00%, 11/01/2026	$ 40,000	$ 41,827
Cook County Community College District No. 508, General Obligation Unlimited, 5.50%, 12/01/2038	500,000	505,365
Cook County School District No. 132, General Obligation Limited, Series A, AGM, 4.20%, 12/01/2027	361,000	408,255
Illinois Finance Authority, Revenue Bonds 4.00%, 08/01/2032	440,000	411,990
Series A,
5.00%, 07/01/2020 - 11/01/2049	800,000	683,240
Lombard Public Facilities Corp., Revenue Bonds, Series A-2, ACA-CBI, 5.50%, 01/01/2025 (A)	50,000	49,406
Metropolitan Pier & Exposition Authority, Revenue Bonds, Series B, 5.00%, 06/15/2052	45,000	40,667
South Sangamon Water Commission, General Obligation Unlimited, 6.13%, 01/01/2041	35,000	35,133
Southern Illinois University, Certificate of Participation Series A-1, BAM, 4.50%, 02/15/2031 - 02/15/2032	125,000	127,659
Southern Illinois University, Revenue Bonds Series A, AGM, 4.50%, 04/01/2027	25,000	25,061
Series A, NATL,
Zero Coupon, 04/01/2026 - 04/01/2027	175,000	146,686
Series B1,
4.00%, 04/01/2035	20,000	16,901
State of Illinois, General Obligation Unlimited
Zero Coupon (C), 06/01/2033	680,000	694,402
4.13%, 03/01/2028	30,000	27,830
5.00%, 07/01/2021 - 08/01/2021	30,000	30,060
6.63%, 02/01/2035	25,000	25,380
6.75%, 03/01/2029	115,000	139,565
7.10%, 07/01/2035	155,000	163,263
7.35%, 07/01/2035	20,000	21,001
Series A,
5.00%, 12/01/2034 - 05/01/2041	635,000	588,772
Village of Oak Lawn, General Obligation Unlimited 5.23%, 12/01/2024	600,000	585,930
Series A,
3.35%, 12/01/2026	315,000	319,120
Village of Rosemont, General Obligation Unlimited, Series A, AGC, 6.00%, 12/01/2035	15,000	18,421
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2036	1,480,000	1,489,413

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	$ 15,000	$ 14,837
6.38%, 10/01/2029	30,000	29,381
Will County Community High School District No. 210, General Obligation Unlimited
Series A,
3.25%, 01/01/2030	45,000	44,082
3.38%, 01/01/2033	25,000	24,007
5.00%, 01/01/2027	55,000	58,177

		11,210,573

Indiana - 2.3%
East Chicago Sanitary District, Revenue Bonds, 4.00%, 07/15/2031	1,320,000	1,418,393
Hamilton County Redevelopment Commission, Tax Allocation, 5.00%, 02/01/2025	65,000	65,028
Indiana Finance Authority, Revenue Bonds
5.00%, 10/01/2044	420,000	430,193
6.00%, 12/01/2026	10,000	8,907
Series A,
4.00%, 11/15/2026	15,000	14,839

		1,937,360

Iowa - 0.7%
Iowa Tobacco Settlement Authority, Revenue Bonds Series A,
6.50%, 06/01/2023	100,000	100,003
Series C,
5.38%, 06/01/2038	145,000	146,344
5.50%, 06/01/2042	100,000	100,927
5.63%, 06/01/2046	215,000	216,993

		564,267

Kansas - 0.2%
Kansas Rural Water Finance Authority, Revenue Bonds, 4.25%, 03/01/2038	25,000	25,318
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds, NATL, Zero Coupon, 12/01/2027	175,000	123,366

		148,684

Kentucky - 0.4%
County of Ohio, Revenue Bonds, Series A, 6.00%, 07/15/2031	290,000	290,629
Edmonson County Industrial Building Revenue, Revenue Bonds, 5.00%, 03/01/2027	20,000	19,670
Kentucky Area Development Districts, Certificate of Participation, Series M, 5.35%, 12/01/2028	25,000	25,001

		335,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 0.5%
Louisiana Public Facilities Authority, Revenue Bonds, 5.00%, 05/15/2024	$ 30,000	$ 33,372
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds, Series A, 4.00%, 07/01/2043	330,000	344,553

		377,925

Massachusetts - 0.6%
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 07/01/2022 - 10/01/2049	515,000	510,124
Series I,
5.00%, 07/01/2023	20,000	21,804

		531,928

Michigan - 1.9%
County of Wayne, Revenue Bonds, 9.25%, 12/01/2025	240,000	243,175
Dearborn Brownfield Redevelopment Authority, General Obligation Limited, Series A, AGC, 5.50%, 05/01/2039	25,000	25,077
Detroit Local Development Finance Authority, Tax Allocation, Series A, ACA-CBI, 5.50%, 05/01/2021	50,000	50,058
Michigan Finance Authority, Revenue Bonds, 5.00%, 07/01/2021	50,000	51,462
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	555,000	555,344
5.25%, 06/01/2022	15,000	15,010
6.00%, 06/01/2034 - 06/01/2048	690,000	672,665

		1,612,791

Minnesota - 4.7%
City of Deephaven, Revenue Bonds, Series A, 5.25%, 07/01/2037	80,000	82,507
City of Ham Lake, Revenue Bonds, Series A, 4.00%, 07/01/2028	375,000	354,926
City of International Falls, Revenue Bonds, 5.65%, 12/01/2022	65,000	63,315
City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	200,000	183,860
City of Morris, Revenue Bonds, 2.55%, 08/01/2020	65,000	64,630
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	200,490
4.50%, 07/01/2028	650,000	617,533
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,664,636
Series B,
5.25%, 04/01/2043	400,000	376,140

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2041	$ 200,000	$ 172,584
4.25%, 08/01/2046	120,000	103,922

		3,884,543

Mississippi - 0.1%
Mississippi Development Bank, Revenue Bonds, Series A, 3.25%, 06/01/2021	55,000	54,846
Mississippi Home Corp., Revenue Bonds, Series 3A, GNMA, 5.55%, 08/20/2049	5,000	4,900

		59,746

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds, 4.25%, 12/01/2042 (A) (E)	75,000	76,126

Montana - 0.2%
City of Forsyth, Revenue Bonds, Series A, Fixed until 03/01/2031, 3.90% (D)	135,000	141,942
Lewistown Special Improvement District No. 2005, Special Assessment, 4.60%, 07/01/2022	25,000	24,937

		166,879

Nevada - 0.2%
City of Reno, Special Assessment, 7.25%, 12/01/2025	40,000	40,021
County of Clark, Special Assessment, 4.00%, 08/01/2022	165,000	165,261

		205,282

New Jersey - 3.1%
Essex County Improvement Authority, Revenue Bonds Series A,
5.00%, 12/01/2035 (F)	500,000	450,000
5.13%, 12/01/2045 (F)	30,000	27,000
New Jersey Economic Development Authority, Revenue Bonds
Series A,
5.13%, 09/01/2052 (A)	760,000	671,376
Series B,
6.50%, 04/01/2031 (E)	10,000	10,057
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.00%, 07/01/2030	40,000	43,864
Tobacco Settlement Financing Corp., Revenue Bonds, Series B, 5.00%, 06/01/2046	1,320,000	1,327,036

		2,529,333

New Mexico - 0.5%
Artesia Hospital District, General Obligation Unlimited, 4.00%, 08/01/2023	400,000	395,244

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 5.4%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds, Series A, 5.00%, 08/01/2052	$ 500,000	$ 440,095
New York City Industrial Development Agency, Revenue Bonds FGIC,
CPI + 0.89%, 3.23% (D), 03/01/2027 NATL,	20,000	20,100
4.75%, 03/01/2046	135,000	132,978
New York Counties Tobacco Trust I, Revenue Bonds, Series B, 6.50%, 06/01/2035	15,000	14,717
New York Counties Tobacco Trust IV, Revenue Bonds Series A, 5.00%, 06/01/2038 - 06/01/2045	315,000	297,719
New York Counties Tobacco Trust VI, Revenue Bonds Series A,
5.00%, 06/01/2045	850,000	851,292
Series C,
3.75%, 06/01/2045	1,760,000	1,390,065
New York State Dormitory Authority, Revenue Bonds, AMBAC, 5.25%, 07/01/2025	100,000	115,080
Port Authority of New York & New Jersey, Revenue Bonds AGM-CR,
6.50%, 12/01/2028	50,000	50,772
NATL,
5.75%, 12/01/2022	660,000	660,898
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	50,000	60,685
Yonkers Economic Development Corp., Revenue Bonds, 5.00%, 10/15/2054	465,000	422,597

		4,456,998

Ohio - 5.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series B-2, Class 2,
5.00%, 06/01/2055	1,500,000	1,335,015
Series B-3, Class 2,
Zero Coupon, 06/01/2057	2,000,000	210,180
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	1,410,000	1,201,123
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (E)	20,000	19,698
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040 (A) (E)	95,000	95,086

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Greene, Revenue Bonds, Series A, ACA, 5.10%, 09/01/2029	$ 100,000	$ 99,773
County of Hamilton, Revenue Bonds, 5.00%, 01/01/2036	100,000	96,108
County of Montgomery, Revenue Bonds, 6.00%, 04/01/2038 (A)	2,000,000	1,166,200

		4,223,183

Oregon - 1.0%
Oregon State Facilities Authority, Revenue Bonds, Series B, 6.75%, 06/15/2022 (A)	160,000	162,122
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Series B, 5.00%, 11/01/2039 (A)	600,000	685,464

		847,586

Pennsylvania - 1.1%
Blythe Township Solid Waste Authority, Revenue Bonds, 7.75%, 12/01/2037	565,000	595,979
Cumberland County Municipal Authority, Revenue Bonds, 5.00%, 01/01/2039	150,000	152,082
Dallas Area Municipal Authority, Revenue Bonds, 5.00%, 05/01/2048	115,000	108,730
Montgomery County Industrial Development Authority, Revenue Bonds, Series A, 4.25%, 01/15/2029	60,000	62,802
Susquehanna Area Regional Airport Authority, Revenue Bonds, Series B, 9.88%, 01/01/2034	10,000	13,256

		932,849

Puerto Rico - 14.1%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	25,000	25,123
5.50%, 05/15/2039	55,000	55,271
5.63%, 05/15/2043	45,000	45,176
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	104,351
AGM,
5.13%, 07/01/2030	270,000	271,174
AGM-CR,
4.50%, 07/01/2023	75,000	75,059
5.00%, 07/01/2028	30,000	30,174
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	620,000	623,939
5.25%, 07/01/2030	55,000	55,245
5.50%, 07/01/2029	245,000	268,437
Series A, AGM,
4.13%, 07/01/2023 - 07/01/2024	50,000	50,677

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
5.00%, 07/01/2035	$ 265,000	$ 267,221
5.38%, 07/01/2025	200,000	205,844
Series A-4, AGM,
5.00%, 07/01/2031	170,000	170,722
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	400,072
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	160,000	161,240
5.38%, 07/01/2028	30,000	30,182
5.50%, 07/01/2032	145,000	145,448
5.75%, 07/01/2037	650,000	654,537
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A, AGC,
5.00%, 07/01/2028	195,000	196,131
5.13%, 07/01/2047	390,000	390,004
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	770,000	754,107
5.00%, 07/01/2027	210,000	211,340
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	320,000	320,045
3.65%, 07/01/2024	205,000	205,006
Series RR, AGC,
5.00%, 07/01/2028	270,000	271,566
Series SS, AGM,
5.00%, 07/01/2030	110,000	110,469
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	265,721
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,160
Series UU, AGC,
4.25%, 07/01/2027	365,000	365,058
5.00%, 07/01/2026	165,000	165,134
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	490,000	492,837
Series V, AGM,
5.25%, 07/01/2027	70,000	75,576
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	55,319
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	85,015
Series AA, AGM,
4.95%, 07/01/2026	165,000	166,011
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	309,108
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	82,550
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	582,620

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series E, AGM,
5.50%, 07/01/2023	$ 150,000	$ 159,443
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	305,247
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,014
5.00%, 07/01/2030	30,000	30,128
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	160,235
Series N, AGC,
5.25%, 07/01/2036	120,000	127,488
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	289,001
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	140,000	140,403
5.00%, 08/01/2021 - 08/01/2030	990,000	995,136
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,043
Puerto Rico Public Buildings Authority, Revenue Bonds
Series I, AGC-ICC,
5.00%, 07/01/2036	275,000	275,044
Series K, AGM,
5.25%, 07/01/2027	190,000	191,248
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	65,961

		11,598,060

South Carolina - 0.4%
County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	350,000	341,485

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds, 3.05%, 07/01/2027	95,000	101,566

Texas - 5.9%
Bexar County Health Facilities Development Corp., Revenue Bonds, 5.00%, 07/15/2042	700,000	659,666
Cameron Education Corp., Revenue Bonds, Series A, ACA, 5.25%, 08/15/2036	40,000	37,819
City of Dallas, Revenue Bonds, AGC, 5.25%, 08/15/2034	35,000	35,104
City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	150,000	148,579
Dawson County Hospital District, General Obligation Limited, NATL, 4.00%, 02/15/2031	430,000	413,183

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County-Houston Sports Authority, Revenue Bonds, NATL, Zero Coupon, 11/15/2023	$ 10,000	$ 9,028
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 04/01/2031 - 01/01/2055	1,985,000	1,564,565
Series A,
3.38%, 08/15/2021 (A)	495,000	486,075
Series A1,
5.00%, 07/01/2046	5,000	4,344
Series D,
6.00%, 07/01/2026	105,000	95,548
Newark Higher Education Finance Corp., Revenue Bonds, 5.00%, 06/15/2048	50,000	48,121
Port Beaumont Navigation Disctrict Dock and Wharf Facility Revenue, Revenue Bonds, 4.00%, 01/01/2050 (A)	1,000,000	739,770
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	435,000	407,321
Texas State Student Housing Corp., Revenue Bonds, 6.75%, 07/01/2021	5,000	4,979
Van Alstyne Economic Development Corp., Revenue Bonds, 4.00%, 08/15/2031	240,000	219,708

		4,873,810

U.S. Virgin Islands - 0.0% (B)
Virgin Islands Public Finance Authority, Revenue Bonds, NATL, 4.00%, 10/01/2020	5,000	5,009

Utah - 0.5%
Utah Charter School Finance Authority, Revenue Bonds, 5.00%, 04/15/2030 (A)	420,000	411,302

Virginia - 0.7%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds, Series A, ACA, 5.50%, 07/15/2035 (F)	50,000	39,317
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	20,000	20,016
6.00%, 01/01/2027	50,000	50,035
Henrico County Economic Development Authority, Revenue Bonds, Series C, 5.00%, 12/01/2047	375,000	326,996
Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.00%, 06/01/2047	190,000	179,210

		615,574

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington - 0.1%
King County Housing Authority, Revenue Bonds, 2.15%, 05/01/2020	$ 65,000	$ 65,000

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	100,000	95,662

Wisconsin - 6.7%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (E)	25,000	25,275
5.00%, 04/01/2050 (A)	135,000	119,200
5.00%, 06/15/2053	200,000	208,582
Series A,
5.00%, 06/15/2049 (A)	90,000	75,203
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,024,400
5.00%, 07/01/2054 - 07/01/2058	2,145,000	2,367,732
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	422,145
Class B,
4.38%, 07/01/2038	850,000	656,871
Class C,
7.00%, 07/01/2043	750,000	609,833

		5,509,241

Total Municipal Government Obligations (Cost $83,611,904)		78,942,809

REPURCHASE AGREEMENT - 6.9%
Fixed Income Clearing Corp., 0.00% (G), dated 04/30/2020, to be repurchased at $5,671,816 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $5,785,359.	5,671,816	5,671,816

Total Repurchase Agreement (Cost $5,671,816)		5,671,816

Total Investments (Cost $90,077,204)		85,412,956
Net Other Assets (Liabilities) - (3.6)%		(2,976,120)

Net Assets - 100.0%		$ 82,436,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$798,331	$—	$798,331
Municipal Government Obligations	—	78,942,809	—	78,942,809
Repurchase Agreement	—	5,671,816	—	5,671,816

Total Investments	$—	$85,412,956	$—	$85,412,956

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $10,147,745, representing 12.3% of the Fund’s net assets.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2020; the maturity dates disclosed are the ultimate maturity dates.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	$78,020	$76,126	0.1%

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,057	0.0	(B)

Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	19,698	0.0	(B)

Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority Revenue Bonds Series A 7.05%, 11/15/2040	04/11/2014	92,766	95,086	0.1

Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,275	0.1

Total			$226,554	$226,242	0.3%

(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2020, the total value of such securities is $516,317, representing 0.6% of the Fund’s net assets.
(G)	Rate disclosed reflects the yield at April 30, 2020.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
STORE Master Funding I-VII Series 2018-1A, Class A1, 3.96%, 10/20/2048 (A)	$ 387,603	$ 388,147

Total Asset-Backed Security (Cost $387,503)		388,147

CORPORATE DEBT SECURITIES - 22.6%
Aerospace & Defense - 0.2%
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	195,000	199,065

Banks - 11.7%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (B), 05/14/2020 (C)	726,000	629,086
Bank of America Corp.
CPI-YoY + 1.10%, 3.59% (B), 11/19/2024, MTN	1,000,000	1,018,750
4.18%, 11/25/2027, MTN	528,000	575,620
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	782,000	913,189
Barclays Bank PLC CPI-YoY + 1.00%, 3.49% (B), 05/22/2023, MTN	2,600,000	2,484,300
BBVA Bancomer SA Fixed until 01/17/2028, 5.13% (B), 01/18/2033 (A)	321,000	276,863
Citigroup, Inc. 4.65%, 07/23/2048	1,380,000	1,695,743
Corestates Capital II 3-Month LIBOR + 0.65%, 1.87% (B), 01/15/2027 (A)	269,000	236,144
Credit Agricole SA Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	701,000	735,034
Danske Bank A/S Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	200,000	200,077
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 800,000	879,748
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	$ 381,000	380,030
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	736,000	779,763
Truist Bank 2.25%, 03/11/2030	266,000	258,862
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A) (E)	201,000	196,504
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	211,000	226,648
Zions Bancorp NA 3.25%, 10/29/2029	288,000	263,206

		11,749,567

Capital Markets - 1.2%
Goldman Sachs Group, Inc. Fixed until 11/10/2022 (C), 5.00% (B) (E)	702,000	635,310

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
CPI-YoY + 2.00%, 3.54% (B), 06/09/2023, MTN	$ 442,000	$ 440,342
CPI-YoY + 2.00%, 4.49% (B), 04/25/2023, MTN	201,000	198,488

		1,274,140

Chemicals - 0.4%
Dow Chemical Co. 4.80%, 05/15/2049	410,000	469,042

Food Products - 0.5%
General Mills, Inc. 2.88%, 04/15/2030	99,000	105,913
Smithfield Foods, Inc. 5.20%, 04/01/2029 (A)	371,000	386,450

		492,363

Insurance - 1.2%
Genworth Holdings, Inc. 3-Month LIBOR + 2.00%, 3.69% (B), 11/15/2066	1,350,000	506,250
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.82% (B), 02/12/2067 (A)	898,000	700,440

		1,206,690

Machinery - 0.2%
CNH Industrial NV 3.85%, 11/15/2027, MTN	180,000	179,366

Metals & Mining - 1.8%
Glencore Funding LLC 4.00%, 04/16/2025 (A)	226,000	227,774
Newcrest Finance Pty, Ltd. 5.75%, 11/15/2041 (A)	446,000	541,230
Newmont Corp. 2.25%, 10/01/2030	303,000	300,027
Steel Dynamics, Inc. 3.45%, 04/15/2030	65,000	61,862
Teck Resources, Ltd. 6.13%, 10/01/2035	684,000	684,278

		1,815,171

Multi-Utilities - 0.2%
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 3.80% (B), 05/15/2067	219,000	178,568

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp. 4.25%, 01/15/2030 (E)	630,000	485,008
BP Capital Markets America, Inc. 3.00%, 02/24/2050	533,000	502,646
Cenovus Energy, Inc. 4.25%, 04/15/2027 (E)	397,000	312,279
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (A)	99,000	90,579
Enable Midstream Partners, LP 4.95%, 05/15/2028	253,000	194,417
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (B), 07/15/2077	731,000	640,729

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating, LP
5.80%, 06/15/2038	$ 315,000	$ 299,616
Fixed until 02/15/2023 (C), 6.25% (B)	691,000	483,700
EnLink Midstream LLC 5.38%, 06/01/2029	106,000	65,720
EnLink Midstream Partners, LP Fixed until 12/15/2022 (C), 6.00% (B)	133,000	35,910
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (B), 08/16/2077	243,000	218,627
MPLX, LP
4.25%, 12/01/2027 (A)	346,000	332,685
Fixed until 02/15/2023 (C), 6.88% (B)	348,000	250,219
Noble Energy, Inc. 3.85%, 01/15/2028	113,000	90,273

		4,002,408

Transportation Infrastructure - 1.1%
Heathrow Funding, Ltd. 1.37%, 03/28/2032 (D)	GBP 550,525	818,417
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.35%, 11/01/2029 (A)	$ 264,000	271,960

		1,090,377

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc. 4.38%, 04/15/2040 (A)	116,000	131,674

Total Corporate Debt Securities (Cost $24,349,668)		22,788,431

FOREIGN GOVERNMENT OBLIGATIONS - 18.9%
Australia - 2.9%
Australia Government Bond 0.75%, 11/21/2027 (D)	AUD 4,150,000	2,961,829

Canada - 3.0%
Canada Government Real Return Bond 4.25%, 12/01/2021	CAD 4,051,418	3,051,712

Italy - 2.1%
Italy Buoni Poliennali del Tesoro 0.55%, 05/21/2026 (A) (D)	EUR 1,995,720	2,085,925

Japan - 2.8%
Japan Government CPI Linked Bond 0.10%, 03/10/2028 - 03/10/2029	JPY 307,721,100	2,850,176

Mexico - 2.7%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 17,638,662	724,524
4.50%, 12/04/2025	45,062,276	2,011,919

		2,736,443

New Zealand - 3.4%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (D)	NZD 4,500,000	3,371,650

Spain - 0.0%
Spain Government Inflation-Linked Bond 0.30%, 11/30/2021	EUR 2,100	2,319

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 2.0%
U.K. Gilt Inflation-Linked 0.13%, 03/22/2029 - 03/22/2044 (D)	GBP 903,633	$ 1,959,949

Total Foreign Government Obligations (Cost $21,033,803)		19,020,003

U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
Federal Home Loan Banks 3.25%, 11/16/2028 (E)	$ 1,000,000	1,185,791

Total U.S. Government Agency Obligation (Cost $1,130,873)		1,185,791

U.S. GOVERNMENT OBLIGATIONS - 54.2%
U.S. Treasury - 2.1%
U.S. Treasury Note 1.50%, 02/15/2030	2,000,000	2,166,094

U.S. Treasury Inflation-Protected Securities - 52.1%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	2,526,343	3,077,837
1.00%, 02/15/2046	2,074,078	2,691,241
1.38%, 02/15/2044	2,441,604	3,317,227
2.13%, 02/15/2040	837,690	1,220,881
2.38%, 01/15/2025	2,881,620	3,244,683
3.38%, 04/15/2032	1,748,652	2,541,396
3.88%, 04/15/2029	2,045,407	2,820,171
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2021 - 07/15/2026	12,958,281	13,037,350
0.13%, 01/15/2030 (E)	1,407,462	1,488,789
0.25%, 01/15/2025 - 07/15/2029	3,923,344	4,142,031
0.38%, 07/15/2023 - 07/15/2027	4,460,155	4,631,309
0.50%, 01/15/2028	1,572,900	1,680,385
0.63%, 04/15/2023 - 01/15/2026	5,951,948	6,173,164
1.13%, 01/15/2021	1,702,670	1,689,220
1.25% (F), 07/15/2020	640,451	635,057

		52,390,741

Total U.S. Government Obligations (Cost $50,408,034)		54,556,835

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA, Series 6, 3-Month LIBOR + 0.52%, 4.00% (B)	3,100	62,868

Total Preferred Stock (Cost $74,547)		62,868

SHORT-TERM INVESTMENT COMPANY - 11.4%
Money Market Fund - 11.4%
State Street Institutional U.S. Government Money Market Fund, 0.22% (F)	11,456,728	11,456,728

Total Short-Term Investment Company (Cost $11,456,728)		11,456,728

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (F)	3,385,740	$ 3,385,740

Total Other Investment Company (Cost $3,385,740)		3,385,740

Total Investments (Cost $112,226,896)		112,844,543
Net Other Assets (Liabilities) - (12.1)%		(12,224,022)

Net Assets - 100.0%		$ 100,620,521

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/22/2020	USD	2,893,466	JPY	310,000,000	$877	$—
JPMS	07/23/2020	USD	1,730,704	AUD	2,750,000	—	(61,658)
JPMS	07/23/2020	USD	4,344,502	EUR	4,000,000	—	(46,664)
JPMS	07/23/2020	USD	4,454,181	GBP	3,600,000	—	(81,573)
JPMS	07/23/2020	USD	2,669,586	MXN	66,000,000	—	(33,823)
JPMS	07/23/2020	USD	1,983,637	NZD	3,325,000	—	(54,921)
JPMS	07/23/2020	EUR	1,318,000	USD	1,433,529	13,360	—
JPMS	07/23/2020	GBP	1,460,000	USD	1,817,250	22,251	—

Total						$36,488	$(278,639)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$388,147	$—	$388,147
Corporate Debt Securities	—	22,788,431	—	22,788,431
Foreign Government Obligations	—	19,020,003	—	19,020,003
U.S. Government Agency Obligation	—	1,185,791	—	1,185,791
U.S. Government Obligations	—	54,556,835	—	54,556,835
Preferred Stock	62,868	—	—	62,868
Short-Term Investment Company	11,456,728	—	—	11,456,728
Other Investment Company	3,385,740	—	—	3,385,740

Total Investments	$14,905,336	$97,939,207	$—	$112,844,543

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$36,488	$—	$36,488

Total Other Financial Instruments	$—	$36,488	$—	$36,488

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(278,639)	$—	$(278,639)

Total Other Financial Instruments	$—	$(278,639)	$—	$(278,639)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $7,028,134, representing 7.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $12,077,518, representing 12.0% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,065,609, collateralized by cash collateral of $3,385,740 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $764,195. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at April 30, 2020.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI CPI-YoY	Consumer Price Index US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.4%
Aerospace & Defense - 0.1%
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	$ 92,000	$ 93,918

Banks - 3.7%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/14/2020 (B)	394,000	341,405
Bank of America Corp.
4.18%, 11/25/2027, MTN	508,000	553,816
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	425,000	496,298
Citigroup, Inc. 4.65%, 07/23/2048	747,000	917,913
Credit Agricole SA
3.75%, 04/24/2023 (C)	326,000	342,132
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	449,000	470,799
Royal Bank of Scotland Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	200,000	199,491
Fixed until 06/25/2023, 4.52% (A), 06/25/2024 (D)	390,000	413,190
Truist Bank 2.25%, 03/11/2030	250,000	243,292

		3,978,336

Food Products - 0.2%
General Mills, Inc. 2.88%, 04/15/2030 (D)	49,000	52,421
Smithfield Foods, Inc. 5.20%, 04/01/2029 (C)	200,000	208,329

		260,750

Insurance - 0.3%
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.82% (A), 02/12/2067 (C)	487,000	379,860

Machinery - 0.1%
CNH Industrial NV 3.85%, 11/15/2027, MTN	97,000	96,658

Media - 0.1%
Comcast Corp. 4.60%, 10/15/2038	86,000	108,087

Metals & Mining - 0.7%
Newcrest Finance Pty, Ltd. 4.20%, 10/01/2022 (C) (D)	252,000	261,349
Newmont Corp. 2.25%, 10/01/2030	148,000	146,548
Steel Dynamics, Inc. 3.45%, 04/15/2030	31,000	29,503
Teck Resources, Ltd. 6.13%, 10/01/2035	300,000	300,122

		737,522

Multi-Utilities - 0.1%
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 3.80% (A), 05/15/2067	119,000	97,030

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 4.25%, 01/15/2030 (D)	$ 280,000	$ 215,559
BP Capital Markets America, Inc. 3.00%, 02/24/2050 (D)	263,000	248,022
Cenovus Energy, Inc. 4.25%, 04/15/2027 (D)	166,000	130,575
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (C)	45,000	41,173
Enable Midstream Partners, LP 4.95%, 05/15/2028	169,000	129,868
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077 (D)	397,000	347,974
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	162,649
Fixed until 02/15/2023 (B), 6.25% (A) (D)	375,000	262,500
EnLink Midstream LLC 5.38%, 06/01/2029	44,000	27,280
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (A), 08/16/2077 (D)	132,000	118,760
MPLX, LP
4.25%, 12/01/2027 (C) (D)	187,000	179,804
Fixed until 02/15/2023 (B), 6.88% (A)	189,000	135,895
Noble Energy, Inc. 3.85%, 01/15/2028	62,000	49,530

		2,049,589

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.35%, 11/01/2029 (C)	118,000	121,558

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc. 4.38%, 04/15/2040 (C)	58,000	65,837

Total Corporate Debt Securities (Cost $8,117,808)		7,989,145

FOREIGN GOVERNMENT OBLIGATIONS - 8.8%
Australia - 2.0%
Australia Government Bond 0.75%, 11/21/2027 (E)	AUD 3,000,000	2,141,081

Canada - 2.5%
Canada Government Real Return Bond 4.25%, 12/01/2021	CAD 3,596,667	2,709,173

Japan - 2.1%
Japan Government CPI Linked Bond 0.10%, 03/10/2028 - 03/10/2029	JPY 242,309,400	2,244,093

New Zealand - 1.7%
New Zealand Government Inflation-Linked Bond 2.00%, 09/20/2025 (E)	NZD 2,500,000	1,873,139

Spain - 0.0% (F)
Spain Government Inflation-Linked Bond 1.00%, 11/30/2030 (E)	EUR 3,475	4,176

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 0.5%
U.K. Gilt Inflation-Linked 0.13%, 03/22/2044 (E)	GBP 264,950	$ 574,733

Total Foreign Government Obligations (Cost $9,755,893)		9,546,395

MORTGAGE-BACKED SECURITY - 0.4%
Jackson Park Trust Series 2019-LIC, Class A, 2.77%, 10/14/2039 (C)	$ 500,000	506,470

Total Mortgage-Backed Security (Cost $496,059)		506,470

U.S. GOVERNMENT OBLIGATIONS - 81.5%
U.S. Treasury - 0.5%
U.S. Treasury Note 1.50%, 02/15/2030	500,000	541,524

U.S. Treasury Inflation-Protected Securities - 81.0%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	50,626	58,977
0.75%, 02/15/2042 - 02/15/2045	3,582,043	4,307,792
1.00%, 02/15/2046 - 02/15/2048	4,482,108	5,865,819
1.38%, 02/15/2044	2,275,143	3,091,069
1.75%, 01/15/2028	2,549,552	2,970,686
2.00%, 01/15/2026	2,782,311	3,154,314
2.13%, 02/15/2040 - 02/15/2041	2,834,108	4,145,459
2.38%, 01/15/2025 - 01/15/2027	4,624,284	5,341,670
2.50%, 01/15/2029	1,047,995	1,315,450
3.38%, 04/15/2032	526,636	765,384
3.63%, 04/15/2028	759,620	999,428
3.88%, 04/15/2029	2,517,424	3,470,980
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2021 - 01/15/2030	22,392,458	22,514,203
0.25%, 01/15/2025	2,948,508	3,024,646

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.38%, 07/15/2023 - 07/15/2027	$ 11,372,448	$ 11,794,201
0.50%, 01/15/2028	1,048,530	1,120,182
0.63%, 04/15/2023 - 01/15/2026	9,352,470	9,674,106
0.75%, 07/15/2028	1,030,430	1,131,182
1.13%, 01/15/2021	3,015,145	2,991,327

		87,736,875

Total U.S. Government Obligations (Cost $82,623,926)		88,278,399

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.7%
Money Market Fund - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.22% (G)	1,818,650	1,818,650

Total Short-Term Investment Company (Cost $1,818,650)		1,818,650

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (G)	1,811,890	1,811,890

Total Other Investment Company (Cost $1,811,890)		1,811,890

Total Investments (Cost $104,624,226)		109,950,949
Net Other Assets (Liabilities) - (1.5)%		(1,660,838)

Net Assets - 100.0%		$ 108,290,111

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/22/2020	USD	2,286,771	JPY	245,000,000	$693	$—
JPMS	07/23/2020	USD	2,108,312	AUD	3,350,000	—	(75,110)
JPMS	07/23/2020	USD	2,184,754	CAD	3,110,000	—	(49,991)
JPMS	07/23/2020	USD	555,535	GBP	449,000	—	(10,174)
JPMS	07/23/2020	USD	1,819,577	NZD	3,050,000	—	(50,378)

Total						$693	$(185,653)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$7,989,145	$—	$7,989,145
Foreign Government Obligations	—	9,546,395	—	9,546,395
Mortgage-Backed Security	—	506,470	—	506,470
U.S. Government Obligations	—	88,278,399	—	88,278,399
Short-Term Investment Company	1,818,650	—	—	1,818,650
Other Investment Company	1,811,890	—	—	1,811,890

Total Investments	$3,630,540	$106,320,409	$—	$109,950,949

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$693	$—	$693

Total Other Financial Instruments	$—	$693	$—	$693

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(185,653)	$—	$(185,653)

Total Other Financial Instruments	$—	$(185,653)	$—	$(185,653)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $2,577,311, representing 2.4% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,019,363, collateralized by cash collateral of $1,811,890 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $250,260. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $4,593,129, representing 4.2% of the Fund’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at April 30, 2020.
(H)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
BlueMountain CLO, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 2.07% (A), 07/18/2027 (B)	$ 7,483,331	$ 7,312,719
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (B)	850,902	843,285
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 2.35% (A), 10/18/2030 (B)	11,780,000	11,491,661
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (B)	759,182	729,738
ICG CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 2.36% (A), 01/20/2030 (B)	2,743,714	2,576,742
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (B)	664,315	691,584
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	972,912	1,000,768
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	1,217,489	1,243,286
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (B)	3,079,458	3,063,000
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (A), 04/25/2057 (B)	754,820	753,938
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (B)	569,180	558,033
Series 2016-1A, Class A,
2.25%, 12/20/2033 (B)	2,184,567	2,131,170
Series 2019-1A, Class A,
2.89%, 11/20/2036 (B)	1,242,660	1,178,369
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (B)	12,340,000	11,753,502
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (B)	11,600,000	11,207,586
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (B)	1,240,000	1,213,549
NRZ Advance Receivables Trust Series 2019-T1, Class AT1, 2.59%, 07/15/2052 (B)	5,250,000	5,076,175
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.33% (A), 01/20/2031 (B)	3,600,000	3,420,270
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (B)	5,918,000	5,905,674

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust (continued)
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (B)	$ 5,918,000	$ 5,864,507
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (B)	313,875	311,765
Series 2015-AA, Class A,
2.88%, 09/08/2027 (B)	652,779	638,324
Series 2018-A, Class A,
3.10%, 11/08/2030 (B)	2,222,345	2,139,557
Series 2018-A, Class B,
3.35%, 11/08/2030 (B)	1,818,267	1,721,657
Series 2019-A, Class A,
3.06%, 04/09/2038 (B)	1,209,512	1,153,895
Palmer Square CLO, Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.24% (A), 07/20/2030 (B)	6,450,000	6,227,436
RAAC Trust Series 2007-RP4, Class A, 1-Month LIBOR + 0.35%, 0.84% (A), 11/25/2046 (B)	668,151	587,863
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class A,
2.58%, 09/20/2032 (B)	455,450	450,476
Series 2016-2A, Class A,
2.33%, 07/20/2033 (B)	711,190	694,879
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (B)	1,900,134	1,836,505
Towd Point Mortgage Trust
Series 2015-4, Class A1B,
2.75% (A), 04/25/2055 (B)	533,399	534,699
Series 2015-5, Class A1B,
2.75% (A), 05/25/2055 (B)	3,339,952	3,334,875
Series 2015-6, Class A1B,
2.75% (A), 04/25/2055 (B)	2,030,620	2,035,122
Series 2016-2, Class A1A,
2.75% (A), 08/25/2055 (B)	2,258,310	2,267,874
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (B)	3,631,062	3,623,286
Series 2016-4, Class A1,
2.25% (A), 07/25/2056 (B)	2,763,171	2,755,421
Series 2017-1, Class A1,
2.75% (A), 10/25/2056 (B)	3,388,514	3,406,754
Series 2017-2, Class A1,
2.75% (A), 04/25/2057 (B)	3,911,013	3,921,379
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (B)	1,167,677	1,171,262
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (B)	10,276,280	10,455,282
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (B)	3,945,000	3,935,735
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (B)	2,864,457	2,780,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (B)	$ 3,966,867	$ 3,811,347
Wellfleet CLO, Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 2.28% (A), 10/20/2028 (B)	8,037,741	7,752,425

Total Asset-Backed Securities (Cost $148,555,582)		145,564,061

CORPORATE DEBT SECURITIES - 36.8%
Aerospace & Defense - 0.7%
BAE Systems PLC 3.40%, 04/15/2030 (B)	2,003,000	2,168,115
Boeing Co.
3.50%, 03/01/2039	4,261,000	3,427,138
5.15%, 05/01/2030	3,665,000	3,665,000
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025 (B)	1,592,000	1,673,784
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	2,149,000	2,193,802

		13,127,839

Airlines - 1.1%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,255,369	1,105,997
3.20%, 12/15/2029	191	176
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	3,569,085	3,146,152
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	2,194,245	2,192,663
6.82%, 02/10/2024	6,831,740	6,542,142
JetBlue Pass-Through Trust 2.75%, 11/15/2033	4,379,000	3,852,477
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	166,696	166,924
United Airlines Pass-Through Trust Series A, 3.75%, 03/03/2028	2,703,595	2,368,829
US Airways Pass-Through Trust 5.38%, 05/15/2023	2,013,559	1,755,998

		21,131,358

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	2,046,000	2,081,298

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	2,058,000	2,028,540
6.25%, 10/02/2043	811,000	709,893

		2,738,433

Banks - 5.3%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	9,413,000	10,045,156
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,899,000	5,257,961
Barclays Bank PLC 10.18%, 06/12/2021 (B)	8,419,000	9,022,283

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC 5.20%, 05/12/2026	$ 2,433,000	$ 2,616,862
CIT Group, Inc. 4.13%, 03/09/2021	555,000	545,288
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (A), 10/27/2028	7,839,000	8,351,021
Commerzbank AG 8.13%, 09/19/2023 (B)	5,316,000	5,855,183
Credit Agricole SA 3.25%, 01/14/2030 (B)	4,080,000	4,130,288
Credit Suisse AG 2.80%, 04/08/2022	4,797,000	4,910,702
Danske Bank A/S Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	4,622,000	4,623,766
Discover Bank 3.45%, 07/27/2026	4,042,000	4,020,670
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (B)	2,945,000	2,944,160
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (A), 04/22/2041	4,793,000	4,974,296
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	4,028,000	4,300,485
4.13%, 12/15/2026	6,127,000	6,770,437
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	2,121,000	2,156,341
Fixed until 07/09/2024, 3.87% (A), 07/09/2025	2,481,000	2,610,286
National Australia Bank, Ltd. Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B) (C)	4,559,000	4,741,004
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	7,425,000	8,020,869
Fixed until 06/15/2024 (D), 5.90% (A) (C)	2,083,000	2,114,245

		98,011,303

Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030 (C)	2,843,000	3,046,059
4.15%, 01/23/2025	842,000	937,481
4.44%, 10/06/2048	2,483,000	2,700,235
4.75%, 01/23/2029	2,909,000	3,365,357
Constellation Brands, Inc.
3.15%, 08/01/2029	1,485,000	1,536,553
3.70%, 12/06/2026	1,061,000	1,128,515
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	2,703,000	2,879,633
Pernod Ricard SA
4.45%, 01/15/2022 (B)	2,330,000	2,442,004
5.75%, 04/07/2021 (B)	4,766,000	4,942,319

		22,978,156

Biotechnology - 0.6%
AbbVie, Inc.
3.20%, 05/14/2026	1,317,000	1,407,872
4.05%, 11/21/2039 (B)	1,787,000	1,982,037

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc. 2.20%, 02/21/2027	$ 2,816,000	$ 2,891,110
Biogen, Inc. 2.25%, 05/01/2030	3,620,000	3,615,068
Gilead Sciences, Inc. 4.15%, 03/01/2047	895,000	1,128,130

		11,024,217

Building Products - 0.2%
Carrier Global Corp. 2.72%, 02/15/2030 (B)	3,275,000	3,095,488

Capital Markets - 2.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	2,569,000	2,787,658
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	3,730,000	3,952,592
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	5,930,000	6,187,761
6.75%, 10/01/2037	3,440,000	4,698,142
Lazard Group LLC 4.50%, 09/19/2028	4,899,000	5,168,690
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031, MTN	3,503,000	3,579,537
3.70%, 10/23/2024, MTN	4,716,000	5,088,236
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	1,023,000	1,123,481
5.00%, 11/24/2025	3,020,000	3,411,648
State Street Corp. Fixed until 03/30/2022, 2.83% (A), 03/30/2023 (B)	2,376,000	2,441,801
UBS AG 7.63%, 08/17/2022	7,555,000	8,159,400

		46,598,946

Chemicals - 0.2%
Syngenta Finance NV 3.93%, 04/23/2021 (B)	3,870,000	3,836,376

Commercial Services & Supplies - 0.5%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (B)	775,000	775,194
ERAC USA Finance LLC
2.70%, 11/01/2023 (B)	3,323,000	3,275,207
3.85%, 11/15/2024 (B)	2,280,000	2,347,160
Waste Connections, Inc. 2.60%, 02/01/2030	2,470,000	2,511,644

		8,909,205

Communications Equipment - 0.2%
Nokia OYJ 3.38%, 06/12/2022	3,636,000	3,663,270

Construction & Engineering - 1.4%
SBA Tower Trust
2.84%, 01/15/2025 (B)	18,033,000	18,364,389
3.17%, 04/09/2047 (B)	3,423,000	3,469,802
3.45%, 03/15/2048 (B)	4,919,000	4,995,982

		26,830,173

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.6%
CRH America Finance, Inc. 4.50%, 04/04/2048 (B)	$ 2,162,000	$ 2,316,247
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (B)	4,153,000	4,263,701
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	2,212,000	2,297,672
4.25%, 12/15/2047	2,304,000	2,351,180

		11,228,800

Consumer Finance - 0.6%
Ally Financial, Inc. 3.88%, 05/21/2024	2,337,000	2,296,103
American Express Co. 4.05%, 12/03/2042	1,567,000	1,921,834
BMW US Capital LLC 2.80%, 04/11/2026 (B)	3,613,000	3,650,532
Ford Motor Credit Co. LLC 4.54%, 08/01/2026	3,577,000	3,067,278

		10,935,747

Containers & Packaging - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023 (B)	2,095,000	2,105,475

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College 3.62%, 10/01/2037	491,000	582,160

Diversified Financial Services - 0.3%
Aviation Capital Group LLC 7.13%, 10/15/2020 (B)	6,309,000	5,681,309

Diversified Telecommunication Services - 1.4%
AT&T, Inc. 3.40%, 05/15/2025	4,687,000	4,963,672
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (B)	1,585,000	1,596,837
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,295,000	2,383,334
Level 3 Financing, Inc. 3.40%, 03/01/2027 (B)	2,673,000	2,674,203
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	989,976
Verizon Communications, Inc.
3.50%, 11/01/2024	5,863,000	6,403,683
5.50%, 03/16/2047	5,378,000	7,787,670

		26,799,375

Electric Utilities - 1.8%
Appalachian Power Co. 3.40%, 06/01/2025	4,956,000	5,235,660
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	345,000	433,584
DTE Electric Co. 4.30%, 07/01/2044	4,094,000	5,178,970
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	9,107,000	10,203,747
Duke Energy Progress LLC 3.60%, 09/15/2047	1,530,000	1,764,236

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas LLC 3.70%, 06/01/2024	$ 838,000	$ 904,936
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	2,542,000	2,672,723
5.30%, 06/01/2042	397,000	570,320
PacifiCorp.
3.60%, 04/01/2024	3,188,000	3,445,781
5.75%, 04/01/2037	301,000	414,217
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	1,628,000	1,747,996

		32,572,170

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. 2.80%, 02/15/2030	2,790,000	2,786,201
Arrow Electronics, Inc. 3.88%, 01/12/2028	2,026,000	2,027,344
Keysight Technologies, Inc. 4.60%, 04/06/2027	3,952,000	4,422,756

		9,236,301

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B)	3,648,000	3,508,423
Schlumberger Investment SA 3.65%, 12/01/2023	629,000	639,842

		4,148,265

Equity Real Estate Investment Trusts - 1.9%
American Tower Trust #1 3.65%, 03/15/2048 (B)	2,000,000	2,144,369
Camden Property Trust 2.80%, 05/15/2030	2,312,000	2,397,957
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	2,578,000	2,517,175
Equinix, Inc. 5.38%, 05/15/2027	2,855,000	3,049,711
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	2,441,000	2,259,999
Healthpeak Properties, Inc. 3.50%, 07/15/2029	2,242,000	2,242,016
Highwoods Realty, LP 3.05%, 02/15/2030	3,133,000	2,964,844
Kilroy Realty, LP 4.25%, 08/15/2029	3,534,000	3,615,885
Life Storage, LP 4.00%, 06/15/2029	2,326,000	2,422,335
ProLogis, LP 2.13%, 04/15/2027	1,391,000	1,406,037
Service Properties Trust 5.00%, 08/15/2022	4,215,000	3,857,788
WEA Finance LLC 4.13%, 09/20/2028 (B)	3,587,000	3,462,382
Weyerhaeuser Co. 4.00%, 04/15/2030	3,090,000	3,319,162

		35,659,660

Food & Staples Retailing - 0.5%
Sysco Corp. 3.30%, 07/15/2026	3,329,000	3,328,519

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walmart, Inc. 3.63%, 12/15/2047	$ 4,540,000	$ 5,581,345

		8,909,864

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.75%, 11/30/2026	809,000	933,882
Alcon Finance Corp. 2.75%, 09/23/2026 (B)	1,862,000	1,943,240
Boston Scientific Corp. 4.70%, 03/01/2049	2,810,000	3,516,113

		6,393,235

Health Care Providers & Services - 1.5%
Anthem, Inc. 2.25%, 05/15/2030	2,615,000	2,602,775
Centene Corp. 3.38%, 02/15/2030 (B) (F)	2,847,000	2,868,353
Cigna Corp. 2.40%, 03/15/2030	2,542,000	2,569,347
CVS Health Corp.
2.13%, 06/01/2021	2,608,000	2,629,255
3.75%, 04/01/2030	3,846,000	4,272,300
4.10%, 03/25/2025	1,679,000	1,852,112
HCA, Inc.
4.13%, 06/15/2029	1,049,000	1,134,806
5.25%, 04/15/2025	1,007,000	1,123,986
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	3,973,000	4,089,745
Quest Diagnostics, Inc. 4.20%, 06/30/2029	4,194,000	4,748,511

		27,891,190

Household Durables - 0.2%
D.R. Horton, Inc. 4.38%, 09/15/2022	3,547,000	3,646,289

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc. 3.75%, 12/01/2027	3,214,000	3,281,966
General Electric Co. 6.88%, 01/10/2039, MTN	2,063,000	2,568,089

		5,850,055

Insurance - 1.4%
American International Group, Inc.
4.20%, 04/01/2028	2,783,000	3,026,647
4.25%, 03/15/2029	2,220,000	2,431,537
CNA Financial Corp. 3.90%, 05/01/2029	2,494,000	2,594,009
Markel Corp. 3.35%, 09/17/2029	7,046,000	7,258,559
Progressive Corp. 3.20%, 03/26/2030	1,466,000	1,637,534
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	5,272,000	5,542,316
3.95%, 09/15/2026	2,749,000	2,949,514

		25,440,116

Interactive Media & Services - 0.5%
Baidu, Inc. 4.38%, 05/14/2024	5,327,000	5,680,345

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services (continued)
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (B)	$ 3,690,000	$ 3,866,784

		9,547,129

Internet & Direct Marketing Retail - 0.3%
Booking Holdings, Inc. 3.60%, 06/01/2026	2,093,000	2,187,162
Expedia Group, Inc.
3.25%, 02/15/2030	1,573,000	1,312,933
3.80%, 02/15/2028	2,325,000	2,016,851

		5,516,946

IT Services - 0.3%
Fidelity National Information Services, Inc. 3.75%, 05/21/2029 (C)	1,699,000	1,907,242
Fiserv, Inc. 3.50%, 07/01/2029	3,077,000	3,373,698

		5,280,940

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	1,528,000	2,114,263

Machinery - 0.0% (E)
Oshkosh Corp. 3.10%, 03/01/2030	760,000	734,559

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	2,022,000	2,276,028
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (B)	2,020,000	1,897,992
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (B) (D)	2,806,000	2,844,723
NBCUniversal Media LLC 4.45%, 01/15/2043	3,081,000	3,801,957

		10,820,700

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	3,796,000	3,790,408
4.75%, 04/10/2027 (B)	905,000	933,824
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	1,125,000	1,125,900

		5,850,132

Multi-Utilities - 0.4%
Black Hills Corp. 4.25%, 11/30/2023	2,683,000	2,872,354
CMS Energy Corp.
3.88%, 03/01/2024	407,000	435,472
4.88%, 03/01/2044	547,000	704,361
Dominion Energy, Inc. 2.58%, 07/01/2020	2,983,000	2,983,914
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	1,171,000	1,204,024

		8,200,125

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets PLC 3.12%, 05/04/2026	6,320,000	6,478,861

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating, LP
4.90%, 02/01/2024	$ 1,606,000	$ 1,612,673
5.15%, 03/15/2045	936,000	831,218
5.95%, 10/01/2043	725,000	683,637
7.60%, 02/01/2024	2,269,000	2,403,431
Enterprise Products Operating LLC 4.25%, 02/15/2048	5,576,000	5,590,384
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	3,919,000	4,114,605
Nexen, Inc. 5.88%, 03/10/2035	110,000	150,678
Noble Energy, Inc. 3.25%, 10/15/2029	4,891,000	3,544,402
Occidental Petroleum Corp. 5.55%, 03/15/2026	6,303,000	4,876,001
Petroleos Mexicanos
6.84%, 01/23/2030 (B)	4,604,000	3,625,650
6.88%, 08/04/2026	2,785,000	2,307,373
7.69%, 01/23/2050 (B)	641,000	471,135
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	3,678,000	3,134,907
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,621,000	1,586,313
Shell International Finance BV
2.50%, 09/12/2026	3,680,000	3,801,902
3.75%, 09/12/2046	1,603,000	1,725,822
Western Midstream Operating, LP
4.05%, 02/01/2030	1,836,000	1,675,350
5.38%, 06/01/2021	605,000	595,368
Williams Cos., Inc.
5.40%, 03/04/2044	614,000	636,902
7.88%, 09/01/2021	601,000	638,863

		50,485,475

Pharmaceuticals - 0.9%
AstraZeneca PLC
2.38%, 06/12/2022	3,080,000	3,158,852
4.00%, 01/17/2029	1,224,000	1,440,439
4.38%, 08/17/2048	1,339,000	1,803,437
Bayer US Finance II LLC 4.38%, 12/15/2028 (B)	2,430,000	2,751,591
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (B)	1,443,000	1,592,432
Merck & Co., Inc. 3.40%, 03/07/2029	1,699,000	1,959,400
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028	3,325,000	4,010,364

		16,716,515

Professional Services - 0.3%
Equifax, Inc. 2.60%, 12/01/2024	2,246,000	2,278,176
Experian Finance PLC 2.75%, 03/08/2030 (B)	2,782,000	2,777,339

		5,055,515

Road & Rail - 0.5%
Avolon Holdings Funding, Ltd. 4.38%, 05/01/2026 (B)	5,789,000	4,960,881

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
CSX Corp. 3.80%, 11/01/2046 - 04/15/2050	$ 3,489,000	$ 3,960,752

		8,921,633

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp. 2.88%, 05/11/2024	1,960,000	2,098,040
KLA Corp. 3.30%, 03/01/2050	2,434,000	2,380,715
Lam Research Corp.
1.90%, 06/15/2030	2,076,000	2,069,149
3.75%, 03/15/2026	3,036,000	3,399,609
Micron Technology, Inc. 2.50%, 04/24/2023	1,410,000	1,435,316
NVIDIA Corp. 2.85%, 04/01/2030	2,695,000	2,936,444
NXP BV / NXP Funding LLC / NXP USA Co. 3.40%, 05/01/2030 (B)	1,277,000	1,276,585
QUALCOMM, Inc. 3.25%, 05/20/2027	3,364,000	3,673,558
Sensata Technologies, Inc., Co. 4.38%, 02/15/2030 (B)	2,585,000	2,507,450

		21,776,866

Software - 0.3%
Adobe, Inc. 2.15%, 02/01/2027	2,565,000	2,687,988
Microsoft Corp. 3.30%, 02/06/2027	2,908,000	3,281,478

		5,969,466

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc. 2.85%, 02/23/2023	3,138,000	3,312,240
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (B)	2,344,000	2,545,501
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	2,674,000	2,815,566
Western Digital Corp. 4.75%, 02/15/2026	5,945,000	6,069,429

		14,742,736

Tobacco - 0.5%
Altria Group, Inc. 4.80%, 02/14/2029	2,578,000	2,885,546
BAT Capital Corp.
3.22%, 08/15/2024	3,132,000	3,250,610
4.70%, 04/02/2027	2,881,000	3,177,692

		9,313,848

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (B)	2,339,000	2,424,229

Wireless Telecommunication Services - 1.2%
America Movil SAB de CV
3.13%, 07/16/2022	2,675,000	2,731,110
4.38%, 07/16/2042 (C)	2,100,000	2,392,327
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	6,050,000	6,071,316
3.72%, 07/15/2043 (B)	3,233,000	3,358,336

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Corp.
7.25%, 09/15/2021	$ 1,520,000	$ 1,594,100
7.88%, 09/15/2023	1,290,000	1,449,767
T-Mobile USA, Inc. 3.88%, 04/15/2030 (B)	3,813,000	4,184,501

		21,781,457

Total Corporate Debt Securities (Cost $669,447,291)		686,358,607

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazil - 0.1%
Brazil Government International Bond 4.25%, 01/07/2025 (C)	1,440,000	1,490,400

Chile - 0.1%
Chile Government International Bond 3.50%, 01/25/2050	2,200,000	2,233,000

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	822,401
4.50%, 01/28/2026	5,050,000	5,151,051

		5,973,452

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (B)	4,060,000	4,387,524
5.38%, 10/17/2023 (B)	900,000	970,238

		5,357,762

Mexico - 0.2%
Mexico Government International Bond 3.75%, 01/11/2028	4,987,000	4,822,429

Panama - 0.1%
Panama Government International Bond 3.88%, 03/17/2028	1,335,000	1,438,476

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025	1,010,000	1,262,510

Poland - 0.0% (E)
Republic of Poland Government International Bond 3.00%, 03/17/2023	500,000	523,579

Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (B)	913,000	967,115

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (B)	2,547,000	2,572,776

Total Foreign Government Obligations (Cost $26,351,138)		26,641,499

MORTGAGE-BACKED SECURITIES - 11.2%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 0.80% (A), 08/25/2035	539,328	434,278
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	913,471	851,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 1.31% (A), 11/20/2035	$ 551,150	$ 460,468
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,535,395	3,274,079
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	987,192	719,531
Banc of America Funding Trust Series 2005-E, Class 4A1, 4.44% (A), 03/20/2035	10,728	10,726
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	9,060,000	9,057,335
Series 2012-TFT, Class C,
3.58% (A), 06/05/2030 (B)	7,195,000	7,149,803
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (B)	2,530,000	2,528,376
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (B)	1,100,000	1,086,167
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 4.28% (A), 11/25/2034	29,513	26,551
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.87% (A), 02/25/2034	35,920	32,964
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 1.07% (A), 04/25/2035	108,764	90,466
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	901,669	946,121
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,186,336
Citigroup Mortgage Loan Trust Series 2015-PS1, Class A1, 3.75% (A), 09/25/2042 (B)	884,317	897,142
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	529,321	546,655
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	1,680,259	1,712,680
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (B)	3,011,405	3,058,348
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (A), 08/10/2050	565,000	592,338
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (B)	312,773	310,420
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (B)	4,005,000	3,978,101
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,952,358
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (B)	8,340,000	8,642,592
Series 2016-GCT, Class C,
3.58% (A), 08/10/2029 (B)	4,900,000	4,766,948

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (B)	$ 7,035,000	$ 6,935,989
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.78% (A), 12/27/2036 (B)	959,695	918,034
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.29% (A), 12/27/2035 (B)	2,203,014	2,184,305
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (B)	6,050,000	5,536,105
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 4.27% (A), 03/18/2035	16,389	15,033
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (A), 04/10/2031 (B)	4,664,567	4,350,194
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1-Month LIBOR + 0.56%, 1.28% (A), 06/19/2034	248,718	232,034
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (B)	4,498,000	4,371,656
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 1.17% (A), 10/25/2033	5,184	5,178
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 1.29% (A), 10/25/2034	14,353	13,569
IndyMac INDX Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.58% (A), 08/25/2037	372,701	283,788
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (B)	6,575,109	6,577,429
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (B)	4,800,000	4,266,899
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.57% (A), 02/25/2034	30,409	28,394
Series 2006-A2, Class 5A1,
4.11% (A), 11/25/2033	20,992	20,177
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	204,000	127,325
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 3.79% (A), 11/25/2035 (B)	285,639	207,086
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 1.13% (A), 10/25/2028	15,567	14,564
Series 2004-A1, Class 2A1,
3.71% (A), 02/25/2034	84,869	81,018

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 0.76% (A), 04/25/2035	$ 2,966	$ 2,948
Series 2005-A4, Class 2A2,
4.06% (A), 07/25/2035	82,398	73,489
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,821,445
Series 2013-C11, Class B,
4.50% (A), 08/15/2046	1,035,000	1,025,546
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (B)	13,747,000	13,643,124
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (A), 07/26/2048 (B)	2,796,078	2,770,051
Series 2014-R4, Class 4A,
3.89% (A), 11/21/2035 (B)	411,450	402,203
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 2.21% (A), 08/15/2034 (B)	16,983,809	14,683,337
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (A), 12/25/2052 (B)	1,589,331	1,608,589
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (B)	637,477	650,813
Series 2014-2A, Class A3,
3.75% (A), 05/25/2054 (B)	501,490	512,292
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (B)	1,604,308	1,637,939
Series 2015-2A, Class A1,
3.75% (A), 08/25/2055 (B)	2,309,125	2,356,951
Series 2016-2A, Class A1,
3.75% (A), 11/26/2035 (B)	2,132,819	2,175,211
Series 2016-3A, Class A1B,
3.25% (A), 09/25/2056 (B)	2,917,173	2,961,588
Series 2017-1A, Class A1,
4.00% (A), 02/25/2057 (B)	3,601,404	3,772,009
Series 2017-2A, Class A3,
4.00% (A), 03/25/2057 (B)	1,564,007	1,648,338
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	8,831,325	9,255,587
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (B)	3,272,589	3,449,652
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (B)	1,640,060	1,713,933
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (B)	11,786,011	11,972,256
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (B)	2,847,667	2,885,651
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (B)	10,807,000	11,203,376

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (B)	$ 6,500,000	$ 6,293,708
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 1.07% (A), 05/25/2035	815,357	777,318
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (A), 01/11/2037 (B)	4,200,000	3,145,126
RALI Trust Series 2007-QO4, Class A1A, 1-Month LIBOR + 0.19%, 0.68% (A), 05/25/2047	516,074	431,336
RBSSP Resecuritization Trust Series 2009-7, Class 5A4, 1-Month LIBOR + 0.40%, 2.03% (A), 06/26/2037 (B)	114,959	113,787
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.81% (A), 07/25/2035	288,254	202,211
Series 2007-3, Class 3A1,
3.91% (A), 04/25/2047	772,025	484,185
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 1.42% (A), 01/19/2034	22,654	20,796
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	6,983,000	7,071,950
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 1.07% (A), 07/25/2045	29,786	26,069
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 2.68% (A), 07/25/2047	108,985	8,869
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	2,899,266

Total Mortgage-Backed Securities (Cost $214,853,545)		208,182,439

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.5%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	340,000	561,422
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,270,000	2,013,560
7.60%, 11/01/2040	2,820,000	4,860,213
7.70%, 11/01/2030	1,650,000	1,699,335
7.95%, 03/01/2036	562	564
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	315,000	427,364

		9,562,458

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	$ 290,000	$ 385,854

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	431,000	676,859

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	355,000	430,640
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	340,000	519,843
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	330,000	423,505
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	570,000	751,528

		2,125,516

Total Municipal Government Obligations (Cost $11,389,004)		12,750,687

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.9%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 3.16% (A), 05/01/2037	28,546	28,795
6-Month LIBOR + 1.57%, 3.45% (A), 02/01/2037 - 04/01/2037	51,989	52,805
12-Month LIBOR + 1.66%, 3.70% (A), 01/01/2038	69,826	72,554
12-Month LIBOR + 1.75%, 3.76% (A), 12/01/2034	10,819	11,253
12-Month LIBOR + 1.90%, 3.90% (A), 02/01/2041	126,963	131,150
12-Month LIBOR + 1.73%, 3.98% (A), 09/01/2035	297,311	308,409
12-Month LIBOR + 1.80%, 4.05% (A), 09/01/2037	14,336	14,956
6-Month LIBOR + 2.12%, 4.14% (A), 05/01/2037	8,553	8,627
5.00%, 12/01/2035	363,115	415,013
6.00%, 05/01/2031	277,323	317,575
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	9,150,882	9,712,110
3.01%, 07/25/2025	12,812,000	13,991,049
3.06% (A), 08/25/2024	11,490,000	12,358,485
3.17%, 10/25/2024	2,140,000	2,332,297
3.49%, 01/25/2024	6,965,000	7,551,815

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
6-Month LIBOR + 0.93%, 2.81% (A), 08/01/2037	$ 3,012	$ 2,989
6-Month LIBOR + 1.53%, 3.40% (A), 08/01/2034	1,765	1,777
6-Month LIBOR + 1.51%, 3.44% (A), 01/01/2035	8,720	8,838
3.50%, 07/01/2028 - 01/01/2029	2,154,554	2,312,390
12-Month LIBOR + 1.75%, 3.75% (A), 03/01/2041	61,655	62,056
12-Month LIBOR + 1.82%, 3.82% (A), 03/01/2041	32,850	33,125
12-Month LIBOR + 1.74%, 4.30% (A), 08/01/2035	28,184	29,313
4.50%, 02/01/2025 - 04/01/2025	113,943	121,905
5.00%, 04/01/2039 - 11/01/2039	9,076,264	10,373,996
5.50%, 04/01/2036 - 12/01/2041	4,366,758	5,072,997
6.00%, 02/01/2034 - 01/01/2040	3,817,160	4,405,365
6.50%, 06/01/2038 - 05/01/2040	1,585,113	1,869,589
Government National Mortgage Association, Interest Only STRIPS 0.79% (A), 02/16/2053	5,348,172	232,948
Uniform Mortgage-Backed Security
2.50%, TBA (G)	19,634,000	20,529,034
3.00%, TBA (G)	121,898,000	128,665,169
3.50%, TBA (G)	105,659,000	111,644,664
4.00%, TBA (G)	35,943,000	38,283,472

Total U.S. Government Agency Obligations (Cost $367,071,954)		370,956,520

U.S. GOVERNMENT OBLIGATIONS - 21.3%
U.S. Treasury - 17.6%
U.S. Treasury Bond
2.25%, 08/15/2046	3,501,000	4,260,279
2.38%, 11/15/2049 (C)	1,550,000	1,969,166
2.50%, 02/15/2045 - 05/15/2046	46,751,200	59,190,161
2.75%, 08/15/2042 - 08/15/2047 (C)	27,943,400	36,620,122
2.75%, 11/15/2047	4,626,000	6,210,586
2.88%, 08/15/2045 (C)	6,203,000	8,359,269
2.88%, 05/15/2049	3,692,500	5,127,959
3.00%, 05/15/2042 (C)	9,875,000	13,356,709
3.00%, 08/15/2048	3,727,300	5,256,803
3.13%, 02/15/2042	21,403,800	29,502,964
3.13%, 05/15/2048 (C)	414,000	595,141
3.63%, 02/15/2044	20,901,600	31,198,087
4.50%, 02/15/2036 (C)	16,729,200	25,887,784
4.75%, 02/15/2037 (C)	3,783,000	6,102,008
5.25%, 02/15/2029 (C)	12,153,100	17,047,571
U.S. Treasury Note
1.50%, 02/15/2030 (C)	10,473,700	11,343,508
1.63%, 08/15/2022 - 08/15/2029 (C)	10,823,000	11,463,990
1.75%, 05/15/2023	2,351,200	2,457,555
1.75%, 11/15/2029 (C)	4,439,000	4,908,390
2.00%, 02/15/2025	7,899,000	8,515,801
2.25%, 11/15/2025 (C)	5,426,000	5,968,812
2.25%, 11/15/2027	2,439,400	2,749,471
2.38%, 02/29/2024	1,579,000	1,703,408
2.63%, 12/15/2021 - 02/15/2029 (C)	4,153,400	4,624,030
2.75%, 02/15/2028	6,022,000	7,033,273
2.88%, 05/15/2028 (C)	9,871,100	11,666,792
2.88%, 08/15/2028	5,293,700	6,281,306

		329,400,945

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 3.7%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	$ 8,572,298	$ 9,988,267
2.50%, 01/15/2029	19,758,295	24,800,755
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	33,112,567	34,000,464

		68,789,486

Total U.S. Government Obligations (Cost $329,429,240)		398,190,431

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 7.13% (A)	52,502	1,405,478

Electric Utilities - 0.0% (E)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (A)	7,998	191,952

Total Preferred Stocks (Cost $1,614,154)		1,597,430

	Principal	Value
COMMERCIAL PAPER - 12.6%
Banks - 4.8%
Banco Santander Chile 1.86% (H), 05/13/2020	$ 20,000,000	19,987,800
Bedford Row Funding Corp. 1.66% (H), 05/12/2020	15,380,000	15,372,340
Concord Minutemen Capital Co. 1.70% (H), 05/05/2020	22,000,000	21,995,918
Manhattan Asset Funding Co. LLC 1.68% (H), 05/06/2020	3,000,000	2,999,312
NATIXIS 1.73% (H), 05/04/2020	13,330,000	13,328,112
Sumitomo Mitsui Brokerage Corp. 0.74% (H), 07/21/2020	15,500,000	15,474,541

		89,158,023

Capital Markets - 0.0% (E)
Intercontinental Exchange, Inc. 1.75% (H), 05/11/2020	883,000	882,578

Diversified Financial Services - 6.3%
Atlantic Asset Securitization LLC 1.66% (H), 05/19/2020	6,000,000	5,995,110
Barton Capital Corp. 1.67% (H), 05/27/2020	18,000,000	17,978,680
Bennington Stark Capital Co. LLC 1.67% (H), 05/19/2020	22,000,000	21,981,960
Cancara Asset Securitisation LLC 1.32% (H), 06/04/2020	4,300,000	4,294,720
GlaxoSmithKline Finance PLC 1.14% (H), 05/29/2020	10,800,000	10,790,592
Jupiter Securitization Co. LLC 1.12% (H), 07/14/2020	20,000,000	19,954,778
Le Fayette Asset Securitization LLC
1.22% (H), 07/10/2020	850,000	848,017
1.67% (H), 05/19/2020	4,670,000	4,666,171

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Liberty Funding LLC 1.12% (H), 06/05/2020	$ 1,150,000	$ 1,148,770
Sheffield Receivable 1.66% (H), 05/20/2020	22,000,000	21,981,074
Victory Receivables 1.17% (H), 07/09/2020	7,150,000	7,134,240

		116,774,112

Food Products - 1.1%
Cargill, Inc. 1.17% (H), 07/06/2020	20,400,000	20,356,990

Health Care Providers & Services - 0.4%
United Healthcare Co. 1.22% (H), 06/10/2020	7,600,000	7,589,867

Total Commercial Paper (Cost $234,761,570)		234,761,570

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill
0.07% (H), 07/02/2020 (C)	50,000,000	49,994,274
0.07% (H), 07/02/2020	11,000,000	10,998,740
0.23% (H), 06/11/2020	1,000,000	999,737

Total Short-Term U.S. Government Obligations (Cost $61,992,751)		61,992,751

	Shares	Value
OTHER INVESTMENT COMPANY - 5.9%
Securities Lending Collateral - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (H)	110,907,624	110,907,624

Total Other Investment Company (Cost $110,907,624)		110,907,624

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (H), dated 04/30/2020, to be repurchased at $13,085,117 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $13,349,219.	$ 13,085,117	13,085,117

Total Repurchase Agreement (Cost $13,085,117)		13,085,117

Total Investments (Cost $2,189,458,970)		2,270,988,736
Net Other Assets (Liabilities) - (21.7)%		(404,696,979)

Net Assets - 100.0%		$ 1,866,291,757

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$145,564,061	$—	$145,564,061
Corporate Debt Securities	—	686,358,607	—	686,358,607
Foreign Government Obligations	—	26,641,499	—	26,641,499
Mortgage-Backed Securities	—	208,182,439	—	208,182,439
Municipal Government Obligations	—	12,750,687	—	12,750,687
U.S. Government Agency Obligations	—	370,956,520	—	370,956,520
U.S. Government Obligations	—	398,190,431	—	398,190,431
Preferred Stocks	1,597,430	—	—	1,597,430
Commercial Paper	—	234,761,570	—	234,761,570
Short-Term U.S. Government Obligations	—	61,992,751	—	61,992,751
Other Investment Company	110,907,624	—	—	110,907,624
Repurchase Agreement	—	13,085,117	—	13,085,117

Total Investments	$112,505,054	$2,158,483,682	$—	$2,270,988,736

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $514,693,539, representing 27.6% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $188,665,425, collateralized by cash collateral of $110,907,624 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $81,605,810. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Restricted security. At April 30, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Centene Corp. 3.38%, 02/15/2030	02/05/2020	$ 2,851,745	$2,868,353	0.2%

(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at April 30, 2020.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.4%
Alabama - 0.8%
Bessemer Governmental Utility Services Corp., Revenue Bonds, BAM, 5.00%, 06/01/2029	$ 2,010,000	$ 2,456,642
Bibb County Board of Education, Special Tax Series B, BAM, 4.00%, 04/01/2045 - 04/01/2050	1,775,000	1,914,657
City of Opelika, General Obligation Unlimited, 4.50%, 11/01/2020	50,000	50,891
County of Jefferson Sewer Revenue, Revenue Bonds, Series A, AGM, 5.50%, 10/01/2053	1,015,000	1,124,559
Dekalb-Jackson Cooperative District, Revenue Bonds AGM,
4.05%, 01/01/2050	140,000	146,178
5.00%, 01/01/2056	750,000	840,307
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds, AGM, 4.00%, 04/01/2025	70,000	77,029
Marshall County Board of Education, Special Tax, AGM, 4.00%, 03/01/2032	230,000	252,685
Phenix City Board of Education, Special Tax, BAM, 4.00%, 08/01/2044	7,500,000	8,188,050

		15,050,998

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
2.50%, 12/01/2034	3,000,000	2,971,050
Series D,
5.00%, 12/01/2025	935,000	1,064,927
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	73,482

		4,109,459

Arizona - 1.8%
Arizona Health Facilities Authority, Revenue Bonds, Series B2, AGM, 5.00%, 03/01/2041	35,000	35,515
Arizona Industrial Development Authority, Revenue Bonds
Series A,
4.00%, 07/01/2047 - 10/01/2049	1,350,000	1,188,760
5.00%, 03/01/2037	830,000	936,356
Series A, BAM,
5.00%, 06/01/2054 - 06/01/2058	8,640,000	9,570,174

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026 (A) (B)	$ 4,413,200	$ 4,622,707
County of Pima, Certificate of Participation, 5.00%, 12/01/2026	35,000	39,482
County of Santa Cruz, Revenue Bonds, AGM, 4.00%, 07/01/2026	140,000	157,703
Glendale Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2038	250,000	223,065
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment, BAM, 3.00%, 01/01/2025	1,130,000	1,202,557
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,200,000	2,154,130
3.88%, 07/01/2021 (A)	95,000	94,544
5.00%, 07/01/2036	1,440,000	1,500,034
Series A,
5.00%, 07/01/2043	110,000	123,471
Industrial Development Authority of the County of Pima, Revenue Bonds, Series R, 2.88%, 07/01/2021	45,000	45,256
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	560,000	522,894
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,745,000	1,850,110
Maricopa County Elementary School District No. 25, General Obligation Unlimited, Series A, BAM, 4.00%, 07/01/2024	135,000	149,211
Maricopa County Industrial Development Authority, Revenue Bonds
4.00%, 07/01/2049 - 07/01/2054	3,000,000	3,176,440
Series A,
5.00%, 01/01/2034 - 07/01/2054	1,650,000	1,818,641
Maricopa County Pollution Control Corp., Revenue Bonds, 3.60%, 04/01/2040	1,740,000	1,730,691
Maricopa County Unified School District No. 89, General Obligation Limited, 5.00%, 07/01/2023	40,000	44,532
Tempe Industrial Development Authority, Revenue Bonds, Series B, 5.35%, 10/01/2025 (A)	1,575,000	1,558,919
Yuma County Elementary School District No. 1, General Obligation Unlimited, Series B, AGM, 5.00%, 07/01/2027	600,000	740,796

		33,485,988

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.6%
Little Rock School District, General Obligation Limited 3.00%, 02/01/2026 - 02/01/2030	$ 10,545,000	$ 10,868,837

California - 13.8%
Acalanes Union High School District, General Obligation Unlimited, Series C, Zero Coupon, 08/01/2026	235,000	212,518
Adelanto Elementary School District Community Facilities District No. 1, Special Tax BAM, 5.00%, 09/01/2036 - 09/01/2039	3,200,000	3,827,387
Adelanto School District, Special Tax BAM, 4.00%, 09/01/2035 - 09/01/2036	555,000	616,968
Alameda Corridor Transportation Authority, Revenue Bonds Series B, AGM, 4.00%, 10/01/2035 - 10/01/2037	2,405,000	2,454,330
Alisal Union School District, General Obligation Unlimited, Series A, BAM, Zero Coupon, 08/01/2033	125,000	80,838
Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,529,119
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2033	60,000	62,602
4.00%, 10/01/2027	185,000	212,297
Beaumont Public Improvement Authority, Revenue Bonds Series A, AGM, 5.00%, 09/01/2037 - 09/01/2049	8,695,000	10,273,113
Borrego Springs Unified School District, General Obligation Unlimited, Series A, AGM, 4.00%, 08/01/2044	1,105,000	1,210,097
Calexico Financing Authority, Revenue Bonds, AGM, 4.00%, 04/01/2024	205,000	223,561
California Health Facilities Financing Authority, Revenue Bonds, Series B, 5.00%, 11/15/2031	75,000	86,395
California Housing Finance, Revenue Bonds, Series E, FNMA, 2.50%, 02/01/2038	11,753,890	11,488,605
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	759,277
5.00%, 07/01/2034 - 01/01/2049	16,400,000	18,845,239

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds (continued)
Series A,
4.00%, 10/01/2034 - 10/01/2044	$ 4,715,000	$ 4,366,650
4.50%, 06/01/2028 (A)	200,000	195,884
5.00%, 10/01/2044	1,000,000	1,020,830
California Public Finance Authority, Revenue Bonds, 4.25%, 06/15/2029 (A)	790,000	754,260
California School Finance Authority, Revenue Bonds, Series A, 4.00%, 08/01/2025 (A)	350,000	351,306
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 08/01/2034 - 08/01/2038	2,775,000	3,175,854
AGM,
5.00%, 10/01/2026	400,000	456,188
Series A,
3.00%, 11/01/2022 (A)	1,300,000	1,274,884
3.50%, 11/01/2027 (A)	2,630,000	2,525,116
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	825,735
Series B,
5.00%, 07/01/2030	445,000	478,210
California Statewide Communities Development Authority, Special Assessment
4.00%, 09/02/2028 - 09/02/2044	2,840,000	2,989,480
5.00%, 09/02/2034 - 09/02/2049	1,470,000	1,643,356
Carmichael Water District, Certificate of Participation, Series A, 4.00%, 11/01/2037	2,280,000	2,595,415
Carson Redevelopment Agency Successor Agency, Tax Allocation, Series A, AMBAC, 4.75%, 01/01/2036	110,000	110,147
Cascade Union Elementary School District, General Obligation Unlimited Series B, MAC, 4.00%, 08/01/2034 - 08/01/2039	445,000	488,766
Chaffey Joint Union High School District, General Obligation Unlimited, Series B, Zero Coupon, 08/01/2037	1,000,000	518,630
Chowchilla Elementary School District, General Obligation Unlimited, 5.00%, 08/01/2048	650,000	755,956
City of Azusa, Special Tax AGM, 5.00%, 09/01/2044 - 09/01/2049	2,500,000	2,901,750
City of Beaumont, Special Tax, 5.00%, 09/01/2044	345,000	372,110
City of Fontana, Special Tax 4.00%, 09/01/2045 - 09/01/2050	600,000	588,790
City of Irvine, Special Tax, AGM, 5.00%, 09/01/2051	5,020,000	5,693,533

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Lathrop, Special Assessment 4.00%, 09/02/2021 - 09/02/2022	$ 265,000	$ 273,703
City of Lemoore Water Revenue, Revenue Bonds, BAM, 5.00%, 06/01/2049	7,400,000	8,632,914
City of Los Angeles Department of Airports, Revenue Bonds, Series C, 5.00%, 05/15/2038	4,700,000	5,266,914
City of Porterville Sewer Revenue, Certificate of Participation, AGM, 4.00%, 09/15/2049	3,135,000	3,413,074
City of Sacramento, Special Tax Series 02, 5.00%, 09/01/2044 - 09/01/2049	2,585,000	2,812,717
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds, Series B, 5.00%, 11/01/2037	75,000	85,154
City of Susanville Natural Gas Revenue, Revenue Bonds, AGM, 4.00%, 06/01/2045	3,320,000	3,573,216
City of Tulare Water Revenue, Revenue Bonds, AGM, 4.00%, 12/01/2049	700,000	752,472
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	80,174
Series A, AGM,
4.00%, 09/01/2032	110,000	121,332
5.00%, 09/01/2029 - 09/01/2030	670,000	788,630
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	60,033
5.00%, 02/01/2029	480,000	567,653
Compton Unified School District, General Obligation Unlimited, Series B, BAM, 4.00%, 06/01/2049	5,855,000	6,287,275
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	281,485
5.00%, 09/01/2021 - 09/01/2024	1,770,000	1,983,597
County of San Bernardino, Special Tax, 4.00%, 09/01/2047	100,000	98,238
County of Santa Cruz, Certificate of Participation, 4.00%, 08/01/2033	75,000	82,777
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax, Series A, AGM, 4.00%, 09/01/2029	60,000	66,107

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	$ 5,400,000	$ 5,591,052
3.25%, 12/01/2036	5,300,000	5,509,456
Dry Creek Joint Elementary School District, Special Tax, AGM, 5.00%, 09/01/2024	140,000	162,834
Durham Unified School District, General Obligation Unlimited Series A, AGM, 4.00%, 08/01/2037 - 08/01/2039	710,000	768,264
Elk Grove Unified School District, Certificate of Participation BAM, 5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,695,751
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,053
3.00%, 09/01/2021 - 09/01/2022	185,000	187,793
3.50%, 09/01/2023	75,000	77,504
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax BAM, 2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,213,565
Folsom Cordova Unified School District, General Obligation Unlimited, Series D, AGM, 4.00%, 10/01/2044	44,890,000	47,983,370
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,157,150
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	15,895,000	15,838,987
5.25%, 06/01/2047	3,580,000	3,502,636
Series A-2,
5.00%, 06/01/2047	14,000,000	13,607,020
Hacienda La Puente Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2024	190,000	217,155
Heber Elementary School District, General Obligation Unlimited Series A, MAC, 4.00%, 08/01/2035 - 08/01/2038	360,000	391,339
Konocti Unified School District, General Obligation Unlimited, AGM, 5.00%, 08/01/2042	740,000	858,755
Lynwood Unified School District, General Obligation Unlimited Series B, BAM, 4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,503,474

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Menifee Union School District Public Financing Authority, Special Tax
Series A,
5.00%, 09/01/2023	$ 425,000	$ 469,634
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,423,869
Monterey Peninsula Community College District, General Obligation Unlimited, Zero Coupon, 08/01/2032	220,000	153,014
Oakdale Public Financing Authority, Special Tax, 2.63%, 09/01/2022	110,000	110,688
Peralta Community College District, General Obligation Unlimited Series D, 3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,440,519
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2022	425,000	461,333
Pollock Pines Elementary School District, General Obligation Unlimited, MAC, 4.00%, 08/01/2049	1,565,000	1,677,664
Rancho Cucamonga Public Finance Authority, Revenue Bonds, Series A, 5.00%, 05/01/2034	695,000	865,602
Rio Elementary School District Community Facilities District, Special Tax BAM, 5.00%, 09/01/2029 - 09/01/2032	1,505,000	1,802,636
Robla School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,189,842
5.00%, 08/01/2044	1,720,000	2,001,581
Roseland School District, General Obligation Unlimited, Series C, MAC, 5.00%, 08/01/2046	260,000	304,543
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation Series B, AGM, 5.00%, 09/01/2025 - 09/01/2026	330,000	386,092
San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.00%, 10/15/2044	365,000	418,118
San Diego Unified School District, General Obligation Unlimited, Series K-2, Zero Coupon, 07/01/2030	1,350,000	1,053,972
Sanger Unified School District, Certificate of Participation, AGM, 3.13%, 06/01/2033	75,000	79,245

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation, AGM, 5.00%, 10/01/2023	$ 435,000	$ 484,011
Snowline Joint Unified School District, Special Tax, Series A, 3.00%, 09/01/2022	280,000	284,746
South Tahoe Redevelopment Agency, Special Tax, Series 1, 3.38%, 10/01/2021	110,000	111,288
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	1,310,000	1,452,724
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation, AGM, 5.00%, 09/01/2022	50,000	54,275
Sutter Union High School District, General Obligation Unlimited, BAM, Zero Coupon, 08/01/2028	140,000	115,136
Tahoe-Truckee Unified School District, Certificate of Participation, BAM, 4.00%, 06/01/2043	1,000,000	1,077,400
Tobacco Securitization Authority of Northern California, Revenue Bonds, Series A-1, 4.75%, 06/01/2023	20,000	20,000
Upland Community Facilities District, Special Tax, Series A, 4.00%, 09/01/2049	750,000	733,410
Vacaville Unified School District, Certificate of Participation, AGM, 4.00%, 12/01/2024	105,000	117,154
Washington Township Health Care District, General Obligation Unlimited Series DT, 4.00%, 08/01/2034 - 08/01/2036	1,585,000	1,688,315
West Kern Community College District, Certificate of Participation AGM, 4.00%, 11/01/2040 - 11/01/2044	1,390,000	1,494,517
Whittier Union High School District, General Obligation Unlimited, Zero Coupon, 08/01/2026	950,000	862,676

		258,842,823

Colorado - 2.5%
BNC Metropolitan District No. 1, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2032	360,000	426,794

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Bradburn Metropolitan District No. 2, General Obligation Limited, Series A, 4.00%, 12/01/2028	$ 500,000	$ 482,870
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2037	525,000	511,681
Bromley Park Metropolitan District No. 2, General Obligation Limited Series A, BAM, 5.00%, 12/01/2031 - 12/01/2032	460,000	557,875
Castle Oaks Metropolitan District No. 3, General Obligation Limited, 5.00%, 12/01/2037	1,500,000	1,358,040
City of Arvada, Certificate of Participation 4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,182,157
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 - 08/01/2026	420,000	452,084
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,799,338
Series A,
5.00%, 06/01/2036	540,000	595,139
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,960,000	2,283,302
Series A,
4.00%, 08/01/2049	2,000,000	1,900,420
4.25%, 11/01/2024	1,620,000	1,571,011
5.00%, 12/01/2033	100,000	107,518
Series B,
3.13%, 05/15/2027	1,250,000	1,250,862
5.00%, 05/15/2021 - 05/15/2026	2,815,000	2,793,486
Colorado Housing & Finance Authority, Revenue Bonds
0.22% (C), 11/01/2021	1,500,000	1,500,000
GNMA,
3.38%, 11/01/2033	970,000	1,000,245
3.60%, 11/01/2038	1,590,000	1,626,936
Denver Health & Hospital Authority, Revenue Bonds, Series A, 4.00%, 12/01/2040	750,000	755,640
Erie Commons Metropolitan District No. 2, General Obligation Limited, Series A, AGM, 4.00%, 12/01/2039	1,300,000	1,446,458
Heather Gardens Metropolitan District, General Obligation Unlimited AGM, 4.00%, 12/01/2024 - 12/01/2032	2,220,000	2,540,902
Meridian Metropolitan District, General Obligation Unlimited, AGM, 5.00%, 12/01/2042	15,000	17,563
North Park Metropolitan District No. 1, Revenue Bonds, Series A-2, 5.50%, 12/01/2034	1,000,000	962,900

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Northglenn Urban Renewal Authority, Tax Allocation 4.00%, 12/01/2024 - 12/01/2038	$ 2,740,000	$ 2,821,365
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,382,384
Series A, AGM,
4.00%, 12/01/2046	7,000,000	7,696,500
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,384,432
Sand Creek Metropolitan District, General Obligation Limited MAC, 4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,659,870
Silver Peaks Metropolitan District No. 2, General Obligation Limited BAM, 5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,802,466
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited, AGM, 4.00%, 12/01/2044	500,000	549,160
Vauxmont Metropolitan District, General Obligation Limited, AGM, 3.25%, 12/15/2050	2,000,000	2,033,740
Wyndham Hill Metropolitan District No. 2, General Obligation Limited, Series A, BAM, 4.00%, 12/01/2034 (D)	540,000	568,847

		47,021,985

Connecticut - 1.4%
City of Bridgeport, General Obligation Unlimited, Series C, AGM, 5.00%, 08/15/2024	1,275,000	1,460,296
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	20,974
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	527,121
Series A, BAM,
4.00%, 12/01/2027	515,000	568,807
5.00%, 12/01/2022 - 12/01/2026	11,535,000	13,270,301
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	815,605
Series B, AGM,
5.00%, 10/01/2032	100,000	110,810
Series C, AGM,
5.00%, 07/15/2023	900,000	989,730
Series C, BAM,
5.00%, 08/15/2021	320,000	336,326
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	1,855,000	2,058,147

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited (continued)
Series A, BAM-TCRS,
5.00%, 08/01/2037	$ 635,000	$ 696,557
Series B, BAM,
5.00%, 08/15/2025	40,000	45,312
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	400,218
3.90%, 06/15/2033	405,000	433,885
Series A-1,
3.10%, 05/15/2028	2,015,000	2,155,687
Series B-1,
2.40%, 11/15/2026	90,000	92,710
Series B3,
2.40%, 05/15/2026	55,000	56,728
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series G,
4.00%, 07/01/2020	100,000	100,483
Series J,
5.00%, 07/01/2034 - 07/01/2037	880,000	887,903
State of Connecticut, General Obligation Unlimited, Series B, 4.00%, 03/01/2029	25,000	25,897
State of Connecticut, Special Tax Series A, 5.00%, 08/01/2022	15,000	16,156
Town of Hamden, General Obligation Unlimited, BAM, 6.00%, 08/15/2033	1,190,000	1,503,446

		26,573,099

Delaware - 0.3%
Delaware Municipal Electric Corp., Revenue Bonds Series A, BAM, 5.00%, 10/01/2035 - 10/01/2044	3,135,000	3,712,372
Delaware State Economic Development Authority, Revenue Bonds
5.00%, 08/01/2049	900,000	911,196
5.38%, 10/01/2045	80,000	79,431

		4,702,999

District of Columbia - 0.6%
District of Columbia, Revenue Bonds
4.00%, 07/01/2049	1,000,000	867,960
Series A,
4.13%, 07/01/2027	1,000,000	917,250
5.00%, 07/01/2032	1,500,000	1,391,280
Series B,
3.88%, 07/01/2024	1,500,000	1,411,995
Series C,
4.00%, 12/01/2021	25,000	26,225

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia Housing Finance Agency, Revenue Bonds, Series A, 3.70%, 09/01/2033	$ 2,010,000	$ 2,151,906
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, 5.00%, 10/01/2023	25,000	27,346
Metropolitan Washington Airports Authority, Revenue Bonds, Series A, 5.00%, 10/01/2020	25,000	25,380
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
5.00%, 10/01/2053	505,000	515,994
AGM,
4.00%, 10/01/2053	1,500,000	1,511,070
Series B, AGM-CR,
6.50%, 10/01/2044 (E)	1,065,000	1,311,942
Series C, AGC,
6.50%, 10/01/2041 (E)	285,000	350,422

		10,508,770

Florida - 3.5%
Board of Governors State University System of Florida, Revenue Bonds, Series B, 5.00%, 07/01/2020	140,000	140,948
Bridgewater Community Development District, Special Assessment, 4.50%, 05/01/2031	25,000	27,076
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	358,430
4.25%, 07/01/2021 (A)	435,000	422,855
Capital Trust Agency, Inc., Revenue Bonds 3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,854,260
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	90,000	91,494
2.75%, 09/01/2025 - 09/01/2026	460,000	489,369
City of Fort Myers, Revenue Bonds 4.00%, 12/01/2032 - 12/01/2033	410,000	440,773
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,189,580
Series C,
5.00%, 10/01/2031	100,000	108,262
City of North Port, Special Assessment, BAM, 5.00%, 07/01/2020	90,000	90,589
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,230,000	5,165,627
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,870,000	9,236,450

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Pompano Beach, Revenue Bonds, 4.00%, 09/01/2020	$ 315,000	$ 315,715
City of Tallahassee, Revenue Bonds, 5.00%, 10/01/2023	55,000	60,092
City of Tampa, Revenue Bonds, Series A, 5.00%, 11/15/2025	25,000	26,656
Columbia County School Board, Certificate of Participation, Series A, BAM, 5.00%, 07/01/2026	440,000	513,647
County of Lake, Revenue Bonds 5.00%, 01/15/2029 - 01/15/2049 (A)	1,750,000	1,621,534
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds, Series B, 5.00%, 10/01/2044	1,000,000	1,194,830
County of Polk Utility System Revenue, Revenue Bonds, BAM, 5.00%, 10/01/2043	10,000,000	11,373,100
Florida Department of Environmental Protection, Revenue Bonds, Series A, 5.00%, 07/01/2022	55,000	59,757
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.00%, 04/01/2035	1,050,000	1,119,478
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.10%, 07/01/2028	525,000	530,260
2.20%, 01/01/2023	125,000	127,515
2.25%, 07/01/2023	105,000	107,501
2.30%, 01/01/2024	275,000	282,252
2.35%, 07/01/2024	455,000	468,937
2.45%, 01/01/2025	375,000	388,136
2.50%, 07/01/2025	440,000	457,406
2.65%, 01/01/2026	450,000	472,284
2.70%, 07/01/2026	225,000	237,332
2.75%, 01/01/2027	445,000	471,949
2.80%, 07/01/2027	445,000	472,608
2.85%, 01/01/2028	150,000	159,024
2.90%, 07/01/2028	345,000	366,114
3.75%, 07/01/2035	2,345,000	2,466,119
Florida Keys Aqueduct Authority, Revenue Bonds, Series A, 5.00%, 09/01/2049	1,250,000	1,404,450
Hillsborough County School Board, Revenue Bonds, AGM, 5.00%, 10/01/2020	390,000	396,661
Lee County Industrial Development Authority, Revenue Bonds 5.00%, 11/15/2039 - 11/15/2044	3,500,000	3,521,845

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Manatee County School District, Revenue Bonds, AGM, 5.00%, 10/01/2021	$ 50,000	$ 52,884
Martin County Health Facilities Authority, Revenue Bonds, AGM-CR, 5.50%, 11/15/2042	15,000	16,085
North Sumter County Utility Dependent District, Revenue Bonds
5.00%, 10/01/2042	100,000	102,584
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	614,857
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,279,860
Series B,
5.00%, 10/01/2044	200,000	218,682
Orange County Housing Finance Authority, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 3.15%, 09/01/2032	420,000	433,549
St. Johns County Industrial Development Authority, Revenue Bonds, Series A, Fixed until 08/01/2024, 4.13% (C), 08/01/2047	1,000,000	926,730
Tradition Community Development District No. 1, Special Assessment
AGM,
3.50%, 05/01/2020	1,325,000	1,325,000
4.00%, 05/01/2023	275,000	296,258
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	300,114
3.25%, 05/01/2026	2,460,000	2,446,741
Volusia County School Board, Certificate of Participation Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	605,000	712,626
Walton County District School Board, Certificate of Participation, AGM, 5.00%, 07/01/2026	370,000	426,332

		65,383,217

Georgia - 1.5%
Atlanta Development Authority, Revenue Bonds, 5.00%, 07/01/2020	150,000	151,008
Bibb County Development Authority, Revenue Bonds, 5.25%, 06/01/2050	5,720,000	6,714,937
City of East Point, Tax Allocation, 3.00%, 08/01/2022	1,000,000	1,010,830

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Cornelia Urban Redevelopment Agency, Revenue Bonds, AGM, 5.00%, 10/01/2054	$ 1,440,000	$ 1,657,296
Development Authority for Fulton County, Revenue Bonds, 4.00%, 07/01/2049	6,460,000	6,513,812
Floyd County School District, General Obligation Unlimited, 5.00%, 07/01/2020	100,000	100,649
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	706,891
3.25%, 12/01/2037	1,320,000	1,352,657
Series B,
3.40%, 12/01/2037	2,285,000	2,354,601
Series C,
2.85%, 06/01/2028 - 12/01/2028	570,000	598,482
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.00%, 05/15/2049	5,000,000	5,814,750
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series A, NATL, 5.00%, 07/01/2020	100,000	100,678
State of Georgia, General Obligation Unlimited, Series I, 4.00%, 07/01/2020	25,000	25,131

		27,101,722

Guam - 0.0% (F)
Guam Government Waterworks Authority, Revenue Bonds 5.00%, 07/01/2023 - 07/01/2031	335,000	349,882
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	100,000	101,127
Series A, AGM,
5.00%, 10/01/2026	200,000	209,654

		660,663

Idaho - 0.3%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,500,000	4,246,740
Idaho Health Facilities Authority, Revenue Bonds, Series D, 5.00%, 12/01/2032	50,000	54,270
Idaho Housing & Finance Association, Revenue Bonds
5.00%, 07/15/2020	285,000	287,263
Series A,
4.00%, 07/01/2026	280,000	287,736
4.63%, 07/01/2029 (A)	185,000	182,075
Series A-1, Class I,
2.75%, 07/01/2031	335,000	338,635

		5,396,719

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 15.0%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	$ 300,000	$ 309,600
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,442,308
5.00%, 02/01/2029	1,345,000	1,571,323
Berwyn Municipal Securitization Corp., Revenue Bonds, AGM-CR, 5.00%, 01/01/2035	8,230,000	9,783,824
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited, AGM, Zero Coupon, 01/01/2023	1,490,000	1,425,721
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	1,375,000	1,590,834
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited Series A, AGM, 5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,456,750
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,255,189
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	434,768
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	158,216
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	23,050
Chicago O’Hare International Airport, Revenue Bonds BAM-TCRS,
5.00%, 01/01/2039	25,000	26,120
Series B,
5.00%, 01/01/2021	150,000	153,174
Series B, AGM,
4.00%, 01/01/2053	310,000	316,417
Chicago Transit Authority, Revenue Bonds, AGM-CR, 5.00%, 12/01/2051	25,000	27,794
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2023 - 03/01/2024	2,135,000	2,292,072
Series A, BAM,
4.00%, 03/01/2022	955,000	998,156
City of Chicago, General Obligation Unlimited
Series A,
5.50%, 01/01/2049	2,750,000	2,713,177
Series C,
5.00%, 01/01/2026 - 01/01/2027	2,950,000	3,018,158

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	$ 750,000	$ 759,712
5.00%, 01/01/2022 - 01/01/2024	700,000	742,933
BAM-TCRS,
3.00%, 01/01/2021	475,000	478,239
Series A, AGM,
5.25%, 01/01/2042	675,000	782,230
City of Chicago Waterworks Revenue, Revenue Bonds
4.00%, 11/01/2023	500,000	511,370
5.00%, 11/01/2021 - 11/01/2028	3,500,000	3,646,670
AGM-CR,
5.00%, 11/01/2027	140,000	149,590
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,240,000	1,368,133
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,407,209
City of East Moline, General Obligation Unlimited Series A, AGM, 4.00%, 01/15/2034 - 01/15/2037 (D)	2,490,000	2,609,650
City of Flora, General Obligation Unlimited BAM, 3.50%, 11/01/2022 - 11/01/2024	585,000	614,075
City of Monmouth, General Obligation Unlimited
Series A. AGM,
Zero Coupon, 12/01/2044	100,000	33,414
Series B, BAM,
3.00%, 12/01/2023	130,000	137,366
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	162,277
Series B, AGM,
4.00%, 11/01/2023	40,000	43,240
City of Peoria, General Obligation Unlimited
BAM-TCRS,
5.00%, 01/01/2027	1,180,000	1,311,181
Series B, BAM-TCRS,
5.00%, 01/01/2026	1,190,000	1,327,564
City of Sterling, General Obligation Unlimited, AGM, 3.00%, 12/01/2024	140,000	147,913
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,614,152
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	2,120,000	2,537,106
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited BAM-TCRS, 4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,103,565

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties Community College District No. 515, General Obligation Limited, 5.00%, 12/01/2024	$ 70,000	$ 79,136
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	884,895
Cook & Will Counties School District No. 194, General Obligation Unlimited, BAM, 4.13%, 12/01/2035	930,000	975,970
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2020 - 12/01/2024	1,445,000	1,462,117
BAM-TCRS,
5.25%, 12/01/2027	1,825,000	2,053,526
Cook County Community High School District No. 229, General Obligation Limited, 4.00%, 12/01/2023	1,505,000	1,644,258
Cook County School District No. 100, General Obligation Unlimited, BAM, 4.00%, 12/01/2021	430,000	448,383
Cook County School District No. 111, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2037	2,350,000	2,721,864
Cook County School District No. 111, General Obligation Unlimited, AGM, 4.00%, 12/01/2034	1,000,000	1,082,850
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	980,000	1,050,148
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2021 - 11/01/2025	1,420,000	1,320,270
Cook County School District No. 158, General Obligation Limited, AGM, 3.00%, 12/01/2021	325,000	334,253
Cook County School District No. 160, General Obligation Unlimited Series A, BAM, 4.00%, 12/01/2026 - 12/01/2027	285,000	323,358
Cook County School District No. 162, General Obligation Limited, AGM, 4.00%, 12/01/2027	250,000	253,160
Cook County School District No. 163, General Obligation Limited, Series A, AGM, 5.00%, 12/15/2028	70,000	74,834
Cook County School District No. 31, General Obligation Limited Series A, 3.00%, 12/01/2021	100,000	102,675

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Township High School District No. 201, General Obligation Limited, Series C, AGM, Zero Coupon, 12/01/2024	$ 100,000	$ 91,297
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	786,513
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,734,803
County of Cook, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 11/15/2024	1,500,000	1,623,735
County of Union, General Obligation Unlimited, AGM, 4.25%, 09/01/2042	1,665,000	1,847,168
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 02/01/2030	2,060,000	2,139,186
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited, Series B, AGM, 4.00%, 12/01/2034	785,000	853,499
DuPage County School District No. 2, General Obligation Unlimited, 4.00%, 05/01/2037	500,000	550,205
Grundy County School District No. 54, General Obligation Unlimited, AGM-CR, 6.00%, 12/01/2024	2,050,000	2,202,192
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited, Series A, AGM, 5.00%, 08/15/2028	150,000	175,944
Illinois Development Finance Authority, Revenue Bonds, AGM, Zero Coupon, 01/01/2021	30,000	29,825
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	632,029
5.00%, 08/01/2025 - 08/01/2031	3,985,000	4,327,311
AGM,
4.00%, 12/01/2023	140,000	151,372
5.00%, 12/01/2036	1,900,000	2,191,441
Series A,
4.00%, 11/01/2023	405,000	390,286
5.00%, 07/01/2020 - 11/01/2025	2,010,000	2,004,775
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	172,107

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	$ 1,480,832	$ 1,460,781
Series A-1,
3.00%, 02/01/2022	340,000	349,571
Illinois State Toll Highway Authority, Revenue Bonds
Series A,
4.50%, 12/01/2020	250,000	254,710
Series B,
5.00%, 01/01/2037	140,000	157,041
Series D,
5.00%, 01/01/2024	45,000	50,320
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited, Series A, AMBAC, BAM-TCRS, Zero Coupon, 11/01/2022	1,300,000	1,245,660
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited Series A, BAM, 5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,760,715
Joliet Regional Port District, General Obligation Unlimited, Series A, AGM, 4.00%, 12/30/2024	250,000	273,868
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	260,000	291,525
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	146,829
Kane County School District No. 129, General Obligation Unlimited Series C, BAM-TCRS, 5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,663,474
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited, Series A, 5.00%, 12/15/2022	100,000	106,373
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited, Series B, 3.50%, 01/01/2027	185,000	195,671
La Salle & Livingston Counties Township High School District No. 40, General Obligation Unlimited, AGM, 4.00%, 12/01/2036	315,000	347,335

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited 5.00%, 01/01/2021 - 01/01/2022	$ 105,000	$ 109,494
Lake County Community Unit School District No. 116, General Obligation Limited, Series B, 3.00%, 01/15/2023	105,000	109,632
Lake County School District No. 38, General Obligation Unlimited, BAM-TCRS, 3.00%, 02/01/2022	2,500,000	2,566,375
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited Series B, AGM, 4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,167,078
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,265,792
3.50%, 12/01/2024	1,270,000	1,374,267
4.00%, 12/01/2025	1,360,000	1,532,475
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited BAM, 4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,731,594
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited
BAM,
5.00%, 12/01/2030 (D)	3,270,000	3,773,809
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,786,955
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	110,833
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	4,074,487
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,627,756
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited, AGM-CR, FGIC, Zero Coupon, 01/01/2024	510,000	475,988
McHenry County Community Unit School District No. 12, General Obligation Unlimited
BAM,
5.00%, 01/01/2035	2,625,000	2,961,682
Series A, AGM,
5.00%, 01/01/2023	70,000	76,005
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	128,655

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	$ 1,245,000	$ 1,333,046
Metropolitan Pier & Exposition Authority, Revenue Bonds
5.50%, 06/15/2050	695,000	698,246
BAM-TCRS,
5.00%, 06/15/2052	500,000	523,305
NATL,
5.70%, 06/15/2023 (E)	165,000	177,014
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	81,890
Series B,
5.00%, 12/15/2028	145,000	142,999
Series B, AGM,
5.00%, 06/15/2050	3,295,000	3,309,893
Series B2, BAM-TCRS,
5.25%, 06/15/2050	440,000	442,112
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2020 - 07/01/2023	2,065,000	2,106,046
4.00%, 07/01/2025	565,000	619,743
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	125,000	125,418
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,065,072
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	116,397
Northern Illinois University, Revenue Bonds
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,190,000	4,219,149
5.00%, 04/01/2027	355,000	405,091
Northlake Public Library District, General Obligation Unlimited, AGM, 3.00%, 12/01/2021	610,000	627,367
Peoria Public Building Commission, Revenue Bonds, BAM, 5.00%, 12/01/2022	1,075,000	1,174,007
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited Series C, MAC, 4.00%, 12/01/2026 - 12/01/2029	625,000	677,221
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.25%, 06/01/2020 - 06/01/2021	185,000	187,456
5.38%, 06/01/2021	85,000	88,613
6.00%, 06/01/2028	75,000	79,182
Regional Transportation Authority, Revenue Bonds, Series A, NATL, 5.50%, 07/01/2025	65,000	75,730

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	$ 175,000	$ 178,904
4.00%, 12/01/2023	285,000	307,635
5.00%, 12/01/2024 - 12/01/2041	1,725,000	2,031,809
Sangamon County Community Unit School District No. 5, General Obligation Unlimited, Series B, 5.00%, 01/01/2023	150,000	164,016
Sangamon County Water Reclamation District, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 01/01/2044	14,135,000	15,380,152
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	455,000	495,149
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	413,109
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	449,764
Southwestern Illinois Development Authority, Revenue Bonds, Series B, BAM-TCRS, 5.00%, 10/15/2026	1,000,000	1,170,190
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited AMBAC, BAM-TCRS, Zero Coupon, 12/01/2020 - 12/01/2023	645,000	626,047
St. Clair County High School District No. 201, General Obligation Unlimited, Series B, BAM, 5.00%, 02/01/2025	4,040,000	4,702,883
St. Clair County School District No. 119, General Obligation Unlimited, Series A, AGM, 4.00%, 04/01/2038	2,575,000	2,791,042
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 04/01/2024	190,000	189,748
5.50%, 07/01/2025	185,000	185,812
BAM-TCRS,
4.00%, 06/01/2041	18,625,000	17,556,484
Series A,
5.00%, 01/01/2028	150,000	145,170
Tazewell County School District No. 51, General Obligation Unlimited NATL, 9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,569,230
Town of Cicero, General Obligation Unlimited, Series B, AGM, 4.20%, 12/01/2027	340,000	343,529

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
University of Illinois, Revenue Bonds
Series A, AGM,
4.00%, 04/01/2043	$ 5,795,000	$ 5,909,799
Series A, AMBAC,
5.50%, 04/01/2022	75,000	79,889
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,504,173
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	104,678
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2027	235,000	270,332
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,046,710
Village of Broadview, General Obligation Unlimited Series A, BAM, 3.00%, 12/01/2020 - 12/01/2022	510,000	522,157
Village of Calumet Park, General Obligation Unlimited BAM, 4.00%, 12/01/2021 - 12/01/2032	2,490,000	2,702,587
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,558,190
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	8,066,309
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	300,489
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	230,000	266,890
Village of Hazel Crest, General Obligation Unlimited BAM, 4.00%, 12/01/2024 - 12/01/2025	640,000	710,172
Village of Lombard, General Obligation Unlimited
4.00%, 01/01/2021	910,000	920,802
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,865,673
Village of Lyons, General Obligation Unlimited
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2039	4,440,000	4,873,559
5.00%, 12/01/2032	125,000	133,405
Series C, BAM,
3.00%, 12/01/2020	85,000	85,913
4.00%, 12/01/2022 - 12/01/2023	550,000	584,819
Village of Matteson, Revenue Bonds BAM, 5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,226,120

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Montgomery, Special Assessment
BAM,
2.85%, 03/01/2024	$ 188,000	$ 194,939
3.00%, 03/01/2025	135,000	141,210
3.10%, 03/01/2026	260,000	274,648
3.30%, 03/01/2028	200,000	213,170
3.40%, 03/01/2029	726,000	775,143
3.45%, 03/01/2030	137,000	145,679
Village of Mount Prospect, General Obligation Unlimited, 3.00%, 12/01/2021	100,000	102,641
Village of Mundelein, General Obligation Unlimited, AGM, 4.00%, 12/15/2039	720,000	783,958
Village of Oak Lawn, General Obligation Unlimited, Series A, 3.00%, 12/01/2020	260,000	261,893
Village of Stone Park, General Obligation Unlimited Series B, BAM, 4.00%, 02/01/2035 - 02/01/2036	310,000	324,511
Warren County Community Unit School District No. 238, General Obligation Unlimited, AGM, 4.00%, 12/01/2021	75,000	78,182
Wauconda Special Service Area No.1, Special Tax, Series A, BAM, 5.00%, 03/01/2033	305,000	342,915
Western Illinois Economic Development Authority, Revenue Bonds 4.00%, 06/01/2020 - 06/01/2033	5,625,000	5,765,772
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,079,230
5.00%, 10/01/2024	3,330,000	3,720,975
Western Illinois University, Revenue Bonds BAM, 5.00%, 04/01/2021 - 04/01/2024	2,030,000	2,188,565
Will County Community High School District No. 210, General Obligation Unlimited, Series A, AGM-CR, 5.00%, 01/01/2027	3,475,000	3,698,720
Will County Community Unit School District No. 201, General Obligation Limited, Series C, AGM, 5.00%, 01/01/2027	1,075,000	1,273,391
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	610,000	563,695
Series B, AGM,
5.00%, 01/01/2026	515,000	609,739

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County School District No. 86, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 03/01/2024	$ 8,105,000	$ 9,163,351
Will Grundy Et Cetera County Revenue, General Obligation Unlimited, Series B, 5.00%, 06/01/2038	200,000	223,458

		281,010,496

Indiana - 2.2%
Ball State University, Revenue Bonds, Series R, 5.00%, 07/01/2020	100,000	100,662
Bloomington Redevelopment District, Tax Allocation Series A-1, 5.00%, 02/01/2026 - 02/01/2040	2,315,000	2,660,307
Center Grove 2000 Building Corp., Revenue Bonds, 5.00%, 07/10/2020	50,000	50,365
City of Evansville, Revenue Bonds, Series A, AGM, 5.00%, 02/01/2025	140,000	163,041
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,295,000	6,565,055
Series D,
Fixed until 06/01/2021, 2.05% (C), 04/01/2025	645,000	648,128
Evansville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,684,520
5.00%, 02/01/2026	700,000	832,048
Greater Clark County School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2024	135,000	149,386
Hammond Multi-School Building Corp., Revenue Bonds 4.00%, 01/15/2021 - 07/15/2021	755,000	773,563
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	982,579
4.00%, 02/01/2021	405,000	413,797
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,448,754
Series A,
4.00%, 09/15/2044 - 09/15/2049	1,040,000	944,236
5.00%, 09/15/2021 - 09/15/2026	945,000	1,022,622
Indiana Finance Authority, Educational Facilities Revenue, Revenue Bonds, 4.00%, 02/01/2040	25,000	25,340
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (C), 11/01/2027	2,785,000	2,785,000
5.00%, 11/15/2034	1,725,000	1,953,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	$ 225,000	$ 230,677
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,515,000	1,595,719
Indiana University, Revenue Bonds, Series A, 5.00%, 06/01/2024	50,000	57,683
Jeffersonville Redevelopment Authority, Revenue Bonds, AGM, 3.00%, 08/01/2026	760,000	827,161
Merrillville Building Corp., Revenue Bonds BAM, 4.00%, 07/15/2036 - 12/15/2039	2,720,000	2,962,953
Merrillville Redevelopment Authority, Revenue Bonds BAM, 4.00%, 07/15/2036 - 12/15/2039	3,335,000	3,623,585
Vincennes University, Revenue Bonds, Series J, 5.00%, 06/01/2020	100,000	100,317
Wawasee High School Building Corp., Revenue Bonds, 5.00%, 07/15/2038	1,300,000	1,505,387

		41,106,275

Iowa - 0.0% (F)
City of Ames, General Obligation Unlimited, Series A, 2.25%, 06/01/2028	120,000	123,317
County of Hamilton, General Obligation Unlimited, Series A, 2.00%, 06/01/2020	305,000	305,271

		428,588

Kansas - 0.3%
City of Dodge City, Revenue Bonds, 3.00%, 07/15/2021	80,000	81,898
City of Wichita, Revenue Bonds, Series I, 5.00%, 05/15/2028	300,000	287,730
Kansas Development Finance Authority, Revenue Bonds, Series C, BAM, 4.00%, 05/01/2022	90,000	94,931
Kansas Independent College Finance Authority, Revenue Bonds, 5.50%, 05/01/2020	1,000,000	1,000,000
Marais Des Cygnes Public Utility Authority, Revenue Bonds AGM, 3.00%, 12/01/2026 - 12/01/2027	990,000	1,061,185
Montgomery County Unified School District No. 446, General Obligation Unlimited BAM, 5.00%, 09/01/2027 - 09/01/2028	1,560,000	1,880,467

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Unified Government of Greeley County, General Obligation Unlimited, Series B, 5.00%, 12/01/2037	$ 225,000	$ 259,697

		4,665,908

Kentucky - 3.7%
Bullitt County School District Finance Corp., Revenue Bonds, 3.10%, 09/01/2026	65,000	68,182
City of Winchester Combined Utilities Revenue, Revenue Bonds, Series A, BAM, 4.00%, 07/01/2029	685,000	804,039
County of Hardin, Revenue Bonds AGM, 5.75%, 08/01/2033 - 08/01/2045	105,000	113,095
Eastern Kentucky University, Revenue Bonds, Series A, 4.00%, 04/01/2025	125,000	138,421
Fayette County School District Finance Corp., Revenue Bonds, Series B, 4.00%, 05/01/2024	140,000	153,307
Kentucky Bond Development Corp., Revenue Bonds, BAM, 5.00%, 09/01/2049	23,005,000	26,914,240
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	1,230,000	1,248,770
AGM,
5.00%, 12/01/2045 - 12/01/2047	1,580,000	1,676,701
Kentucky Municipal Power Agency, Revenue Bonds
Series A,
Fixed until 03/01/2026, 3.45% (C), 09/01/2042	2,500,000	2,542,350
Series A, NATL,
5.00%, 09/01/2023 - 09/01/2042	165,000	182,678
Kentucky State Property & Building Commission, Revenue Bonds, BAM-TCRS, 5.00%, 04/01/2029	3,450,000	3,949,698
Kentucky Turnpike Authority, Revenue Bonds, Series A, 5.00%, 07/01/2021	45,000	46,637
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds AGM-CR, 4.00%, 06/01/2024 - 06/01/2029	17,290,000	18,911,893
Louisville / Jefferson County Metropolitan Government, Revenue Bonds Series A, 4.00%, 10/01/2039 - 10/01/2040	1,000,000	1,010,820

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	$ 155,000	$ 164,047
4.00%, 04/01/2030 - 04/01/2032	435,000	471,980
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	56,178
2.38%, 02/01/2025	240,000	249,574
2.50%, 02/01/2027	305,000	315,321
3.00%, 02/01/2028 - 02/01/2032	365,000	383,624
Northern Kentucky University, Revenue Bonds, 4.00%, 09/01/2020	100,000	101,019
Series A,
4.00%, 09/01/2025	900,000	992,574
Paducah Electric Plant Board, Revenue Bonds Series A, AGM, 5.00%, 10/01/2029 - 10/01/2032	2,330,000	2,790,346
Warren County Justice Center Expansion Corp., Revenue Bonds, 5.00%, 09/01/2024	820,000	940,647
Warren County School District Finance Corp., Revenue Bonds, 4.00%, 04/01/2026	3,690,000	4,098,557

		68,324,698

Louisiana - 2.2%
City of Ruston, Revenue Bonds, AGM, 5.00%, 06/01/2036	260,000	298,628
Fremaux Economic Development District, Revenue Bonds, 5.00%, 11/01/2034	250,000	221,445
Jefferson Sales Tax District, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2032	25,000	30,453
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds AGM, 5.00%, 08/01/2026 - 08/01/2029	13,795,000	16,725,199
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,434,734
AGM,
5.00%, 06/01/2021	65,000	67,766
New Orleans Aviation Board, Revenue Bonds AGM, 5.00%, 10/01/2033 - 10/01/2048	8,265,000	9,635,981
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds Series A, 5.00%, 07/01/2033 - 07/01/2048	10,015,000	11,433,813

		41,848,019

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine - 0.8%
City of Portland General Airport Revenue, Revenue Bonds, 5.00%, 01/01/2028	$ 640,000	$ 731,750
Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2028	350,000	421,278
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 07/01/2038	35,000	39,836
Maine State Housing Authority, Revenue Bonds,
2.60%, 11/15/2050	4,245,000	3,950,227
Series B,
2.50%, 11/15/2045	2,500,000	2,325,600
2.75%, 11/15/2028	410,000	428,807
2.90%, 11/15/2029	880,000	923,410
3.15%, 11/15/2039	1,680,000	1,721,009
3.35%, 11/15/2044	130,000	133,507
Series C,
2.35%, 11/15/2027	245,000	249,760
2.50%, 11/15/2028	550,000	564,405
2.75%, 11/15/2031	2,120,000	2,161,891
Series D-1,
2.50%, 11/15/2026	460,000	479,030
2.65%, 11/15/2027	555,000	581,240
2.80%, 11/15/2028	570,000	597,879
2.95%, 11/15/2029	350,000	368,326

		15,677,955

Maryland - 0.1%
City of Baltimore, Revenue Bonds, Series C, 5.00%, 07/01/2028	50,000	55,797
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	236,205
5.00%, 11/01/2023	345,000	350,962
Series A1,
5.00%, 11/01/2021 - 11/01/2023	550,000	557,469
Series C,
3.00%, 11/01/2025	1,135,000	1,043,587
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
4.00%, 12/01/2046	200,000	204,860
5.00%, 07/01/2021	35,000	36,670
Montgomery County Revenue Authority, Revenue Bonds, Series A, 4.00%, 11/01/2020	85,000	86,323

		2,571,873

Massachusetts - 0.8%
Commonwealth of Massachusetts, General Obligation Limited
Series A,
5.00%, 07/01/2037	45,000	51,870
Series B,
5.00%, 06/01/2024	125,000	125,410

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	$ 315,000	$ 334,628
4.38%, 10/01/2029	300,000	319,011
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	252,590
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,080,000	1,231,635
Series K,
4.00%, 07/01/2038	5,255,000	5,043,329
Series S-2,
Fixed until 01/30/2025, 5.00% (C), 07/01/2038	75,000	87,038
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	365,000	383,867
Series 183,
2.80%, 06/01/2031	1,575,000	1,610,233
Series 187, FNMA,
2.65%, 12/01/2027	740,000	772,767
2.80%, 06/01/2028 - 12/01/2028	2,915,000	3,053,823
Series C,
2.40%, 12/01/2025	210,000	220,046
2.60%, 12/01/2026	150,000	156,015
2.70%, 06/01/2027	150,000	159,079
2.85%, 06/01/2028	160,000	168,142
2.90%, 12/01/2028	125,000	131,497

		14,100,980

Michigan - 3.2%
Allendale Public School District, General Obligation Unlimited, 5.00%, 11/01/2026	100,000	119,866
Capac Community School District, General Obligation Unlimited BAM, 4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,425,710
Chelsea School District, General Obligation Unlimited, Series D, 4.00%, 05/01/2020	200,000	200,000
City of Detroit Sewage Disposal System Revenue, Revenue Bonds Series A, AGM, 5.25%, 07/01/2023 - 07/01/2024	90,000	102,753
Clarkston Community Schools, General Obligation Unlimited, Series I, 5.00%, 05/01/2041	20,000	23,044
Decatur Public School District, General Obligation Unlimited, 3.00%, 05/01/2022	145,000	149,947
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	10,000,000	11,008,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Detroit Wayne County Stadium Authority, Revenue Bonds, AGM, 5.00%, 10/01/2026	$ 2,775,000	$ 2,924,517
East Lansing Economic Development Corp., Revenue Bonds, Series B, 2.95%, 07/01/2020	50,000	49,888
Fitzgerald Public School District, General Obligation Unlimited, BAM, 4.00%, 05/01/2025	630,000	699,231
Forest Hills Public Schools, General Obligation Unlimited, Series I, 3.00%, 05/01/2024	85,000	90,857
Grand Rapids Economic Development Corp., Revenue Bonds, 3.00%, 11/01/2022	1,240,000	1,178,670
Grand Rapids Public Schools, General Obligation Unlimited AGM, 5.00%, 05/01/2030 - 11/01/2039	1,730,000	2,072,044
Kirtland Community College, General Obligation Unlimited, BAM, 4.00%, 05/01/2020	150,000	150,000
Lake City Area Schools, General Obligation Unlimited, BAM, 5.00%, 05/01/2035	2,725,000	3,166,286
Meridian Economic Development Corp., Revenue Bonds
Series A,
2.95%, 07/01/2020	450,000	448,992
3.25%, 07/01/2021	605,000	596,935
Michigan Finance Authority, Revenue Bonds
5.25%, 10/01/2043	20,000	22,447
Series A,
4.00%, 11/15/2050	500,000	504,080
Michigan State Hospital Finance Authority, Revenue Bonds, Series F, Fixed until 03/15/2023, 2.40% (C), 11/15/2047	745,000	760,481
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	3,835,000	4,021,381
Series D,
3.65%, 10/01/2032	2,700,000	2,757,429
Michigan Strategic Fund, Revenue Bonds, 5.00%, 11/15/2049	2,500,000	2,381,475
North Branch Area Schools, General Obligation Unlimited, 5.00%, 05/01/2020	200,000	200,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030 - 05/01/2031	$ 825,000	$ 925,281
Series A,
4.00%, 05/01/2025	130,000	145,808
Southgate Community School District, General Obligation Unlimited 5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,314,275
Stockbridge Community Schools, General Obligation Unlimited, Series A, 5.00%, 05/01/2031	375,000	448,549
Sturgis Public School District, General Obligation Unlimited, Series A, 5.00%, 05/01/2026	45,000	53,249
Three Rivers Community Schools, General Obligation Unlimited, 2.00%, 05/01/2020	100,000	100,000
Tri-County Area School District, General Obligation Unlimited, AGM, 4.00%, 05/01/2044	5,170,000	5,713,522
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	794,631
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	6,720,000	7,703,901
Wayne County Airport Authority, Revenue Bonds, Series A, 5.00%, 12/01/2032	250,000	287,943
Zeeland Public Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,148,613

		60,689,805

Minnesota - 2.7%
City of Apple Valley, Revenue Bonds, 4.25%, 09/01/2038	1,000,000	912,870
City of Cohasset, Revenue Bonds, 0.23% (C), 06/01/2020	1,360,000	1,360,000
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	242,672
4.40%, 07/01/2025	125,000	126,676
City of Minneapolis, Revenue Bonds, Series A, AGM-CR, 5.00%, 11/15/2035	11,225,000	12,832,083
City of Red Wing, Revenue Bonds, Class A, 5.00%, 08/01/2047	1,250,000	1,013,275
City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	250,000	170,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	$ 2,455,000	$ 2,406,654
4.00%, 02/01/2030	500,000	490,480
County of Chippewa, Revenue Bonds 4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,833,436
Hennepin County, Revenue Bonds, Series B, 0.21% (C), 12/01/2041	3,775,000	3,775,000
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
5.00%, 11/15/2025 - 12/01/2030	850,000	951,693
Series B,
4.25%, 04/01/2025	140,000	140,753
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	110,921
Series B, GNMA, FNMA, FHLMC,
2.40%, 01/01/2035	5,940,000	5,986,273
2.63%, 01/01/2040	7,510,000	7,567,001
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	105,000	109,894
2.95%, 07/01/2025	70,000	73,756
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,345,000	3,561,187
Series F,
2.90%, 01/01/2026	205,000	216,291
2.95%, 07/01/2026	255,000	269,293
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	1,280,000	1,242,931
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	675,000	610,983

		50,004,122

Mississippi - 0.9%
Mississippi Development Bank, Revenue Bonds
4.00%, 07/01/2049	400,000	432,128
AGM,
6.88%, 12/01/2040	340,000	391,058
AGM-CR,
5.25%, 02/01/2049	7,440,000	8,949,873
Series A,
5.00%, 03/01/2022	650,000	651,826
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	695,000	711,458
2.35%, 06/01/2025	320,000	329,437
2.45%, 12/01/2025	520,000	538,632
2.70%, 12/01/2026	475,000	500,574
2.75%, 06/01/2027	150,000	158,299
2.80%, 12/01/2027	75,000	79,250
2.85%, 06/01/2028	170,000	179,296
2.95%, 12/01/2028	535,000	566,137
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	80,000	85,155

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
West Rankin Utility Authority, Revenue Bonds AGM, 5.00%, 01/01/2037 - 01/01/2038	$ 3,105,000	$ 3,478,066

		17,051,189

Missouri - 0.8%
Belton School District No. 124, Certificate of Participation, AGM, 5.00%, 01/15/2044	700,000	766,703
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2020 - 11/01/2021	750,000	743,620
4.00%, 11/01/2022	350,000	348,687
City of Kansas City, Revenue Bonds, Series A, 5.00%, 09/01/2034	100,000	100,267
Hannibal Industrial Development Authority, Revenue Bonds, 5.00%, 10/01/2037	1,500,000	1,641,495
Industrial Development Authority of the City of St. Louis, Tax Allocation, 3.75%, 11/01/2027	405,000	390,748
Lincoln University Auxiliary System Revenue, Revenue Bonds
AGM,
4.00%, 06/01/2035 - 06/01/2037	840,000	902,594
5.00%, 06/01/2027	870,000	1,048,246
Missouri Housing Development Commission, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,107
2.55%, 11/01/2029	405,000	413,687
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, 5.00%, 12/01/2043	250,000	282,477
Missouri Southern State University, Revenue Bonds, Series A, AGM, 4.00%, 10/01/2037	170,000	178,281
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 02/01/2029	2,145,000	2,160,616
St. Louis Municipal Finance Corp., Revenue Bonds Series A, AGM, 5.00%, 02/15/2030 - 02/15/2033	4,160,000	4,936,251
St. Louis Municipal Library District, Certificate of Participation, BAM, 4.00%, 03/15/2048	1,000,000	1,067,300

		14,986,079

Montana - 0.1%
Montana Board of Housing, Revenue Bonds, Series A, 3.75%, 12/01/2038	335,000	352,410

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana (continued)
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	$ 575,000	$ 685,463
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,633,416

		2,671,289

Nebraska - 0.4%
Central Plains Energy Project, Revenue Bonds, Series A, 5.00%, 09/01/2034	880,000	1,066,032
City of La Vista, Revenue Bonds, 3.00%, 07/15/2034	475,000	483,446
Madison County Hospital Authority No. 1, Revenue Bonds, Series V, 5.00%, 07/01/2025	1,765,000	1,999,586
Omaha Public Power District, Revenue Bonds Series A, 5.00%, 02/01/2033 - 02/01/2034	4,025,000	4,625,066
Thurston County School District No. 16, General Obligation Limited, 3.88%, 06/15/2029	100,000	100,808

		8,274,938

Nevada - 0.3%
City of Carson, Revenue Bonds, 5.00%, 09/01/2034	700,000	770,903
County of Washoe, Revenue Bonds, Series B, Fixed until 06/01/2022, 3.00% (C), 03/01/2036	1,200,000	1,235,016
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	350,000	353,094
2.25%, 09/01/2024	540,000	549,709
2.38%, 03/01/2021 - 03/01/2022	1,205,000	1,223,656
2.50%, 03/01/2023 - 09/01/2025	1,360,000	1,395,240
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment, 4.00%, 06/01/2020	170,000	170,034
Nevada System of Higher Education, Revenue Bonds Series A, 5.00%, 07/01/2021 - 07/01/2024	50,000	54,126

		5,751,778

New Hampshire - 0.1%
New Hampshire Housing Finance Authority, Revenue Bonds, 3.55%, 07/01/2037	850,000	872,822

New Jersey - 7.1%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	255,000	289,461
Series A,
5.00%, 01/15/2029	10,000	11,607

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Atlantic City, General Obligation Unlimited, Series B, AGM, 5.00%, 03/01/2037	$ 900,000	$ 1,036,980
City of Bayonne, General Obligation Unlimited, AGM, 5.00%, 08/01/2024	70,000	80,308
City of Newark, General Obligation Unlimited, Series A, 5.00%, 10/01/2020	55,000	55,723
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	380,000	412,501
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	238,050
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,353,796
Cumberland County Improvement Authority, Revenue Bonds BAM, 5.00%, 12/15/2023 - 12/15/2024	845,000	977,567
Essex County Improvement Authority, Revenue Bonds
4.00%, 11/01/2045	3,475,000	3,760,089
Series A,
5.00%, 12/01/2035 (G)	535,000	481,500
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,950,000	6,147,652
Series C, AGM,
5.25%, 11/01/2021	45,000	47,749
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030	150,000	165,009
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,657,393
Little Egg Harbor Board of Education, General Obligation Unlimited, AGM, 4.00%, 01/15/2021	125,000	127,509
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	45,026
Series A, BAM,
5.00%, 06/15/2028	475,000	510,297
New Jersey Economic Development Authority, Revenue Bonds
5.00%, 11/01/2044	10,000,000	9,835,100
Series A,
3.50%, 09/01/2022 (A)	120,000	117,866
4.25%, 09/01/2027 (A)	200,000	195,678

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
5.00%, 06/15/2022 - 06/15/2025	$ 8,675,000	$ 8,931,000
5.00%, 09/01/2037 (A)	750,000	693,398
Series A, BAM,
3.13%, 07/01/2031	2,440,000	2,251,803
5.00%, 06/15/2021 - 07/01/2028	12,870,000	13,707,606
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	17,067,239
Series B,
4.25%, 09/01/2022 (A)	140,000	139,217
Series C,
4.00%, 06/15/2025	1,825,000	1,812,207
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	2,992,453
Series DDD,
5.00%, 06/15/2020 - 06/15/2024	2,100,000	2,163,546
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,985,000	7,513,254
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	15,351,391
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	961,454
New Jersey Educational Facilities Authority, Revenue Bonds
Series A,
4.00%, 07/01/2050	1,000,000	919,010
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,758,350
Series F, AGC,
4.00%, 07/01/2020	635,000	638,099
Series H, AGM,
5.00%, 07/01/2026	610,000	687,549
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	50,000	54,008
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2046	1,035,000	1,095,033
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series A, 2.38%, 12/01/2029	4,930,000	4,594,366
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,120,000	2,215,718
2.85%, 11/01/2025	1,830,000	1,943,186
Series B,
2.00%, 05/01/2021	3,825,000	3,856,939
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,321,691
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,045,000	3,222,950
Series B, AGC-ICC, FGIC,
5.50%, 12/15/2020	100,000	102,440
Series B, AMBAC,
5.25%, 12/15/2023	30,000	31,246

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.00%, 01/01/2033	$ 15,000	$ 17,426
Parking Authority of the City of Trenton, Revenue Bonds Series B, AGM, 4.00%, 04/01/2023 - 04/01/2028	1,620,000	1,787,401
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.00%, 06/01/2023	25,000	27,157
Town of Kearny, General Obligation Unlimited, Series A, AGM, 5.00%, 02/01/2023	565,000	619,302

		133,023,300

New Mexico - 0.2%
City of Farmington, Revenue Bonds, Fixed until 06/01/2022, 2.13% (C), 06/01/2040	1,450,000	1,416,229
City of Santa Fe, Revenue Bonds, Series A, 4.00%, 06/01/2020	225,000	225,554
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	10,000	10,048
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	1,020,000	1,075,702
3.70%, 07/01/2038	1,060,000	1,113,594
State of New Mexico Severance Tax Permanent Fund, Revenue Bonds, Series B, 4.00%, 07/01/2020	130,000	130,681

		3,971,808

New York - 4.4%
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2035	2,400,000	2,468,328
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	423,308
Series A,
3.88%, 08/01/2027	2,545,000	2,458,165
5.00%, 08/01/2037	1,320,000	1,235,797
Buffalo Municipal Water Finance Authority, Revenue Bonds, Series A, AGM, 5.00%, 07/01/2039	455,000	533,801
Build Resource Corp., Revenue Bonds, 5.00%, 07/01/2041	100,000	97,852
City of New York, Revenue Bonds, Series H-6, 0.16% (C), 03/01/2034	940,000	940,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
City of Niagara Falls, General Obligation Limited, BAM, 5.00%, 05/15/2028	$ 55,000	$ 65,533
County of Suffolk, General Obligation Limited
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	10,785,000	12,490,513
5.00%, 10/15/2023	115,000	128,708
Dutchess County Local Development Corp., Revenue Bonds 5.00%, 07/01/2032 - 07/01/2036	555,000	584,013
East Ramapo Central School District, General Obligation Unlimited AGM, 5.00%, 03/15/2039 - 03/15/2047	9,375,000	10,278,340
Jefferson County Civic Facility Development Corp., Revenue Bonds, Series A, 4.00%, 11/01/2030	350,000	368,963
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	643,417
2.50%, 08/01/2028	1,145,000	1,189,815
Metropolitan Transportation Authority, Revenue Bonds,
5.00%, 05/15/2020	300,000	299,940
Series A,
5.00%, 11/15/2025	50,000	52,970
Series D,
5.00%, 11/15/2030	2,500,000	2,504,075
Series E,
4.00%, 09/01/2020	105,000	104,344
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	2,070,260
New York City Housing Development Corp., Revenue Bonds
1.95%, 05/01/2020	275,000	275,000
Series A, AGM,
4.10%, 07/01/2042	25,000	25,528
Series C-1,
2.25%, 05/01/2026	510,000	520,939
2.30%, 11/01/2026	925,000	945,951
2.40%, 05/01/2027	850,000	872,295
2.45%, 11/01/2027	190,000	195,183
2.55%, 05/01/2028	320,000	329,050
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (C), 11/01/2045	4,950,000	5,236,951
New York City Industrial Development Agency, Revenue Bonds, FGIC, 4.50%, 03/01/2039	245,000	241,376
New York City Transitional Finance Authority Future Tax Secured Revenue 0.20% (C), 11/01/2022	1,185,000	1,185,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust VI, Revenue Bonds, Series C, 3.75%, 06/01/2045	$ 180,000	$ 142,166
New York Liberty Development Corp., Revenue Bonds, 2.80%, 09/15/2069	1,500,000	1,392,705
New York State Dormitory Authority, Revenue Bonds
4.00%, 07/01/2046	750,000	779,265
Series A,
5.00%, 10/01/2033 - 08/01/2035	1,515,000	1,652,097
New York State Housing Finance Agency, Revenue Bonds
Series H, GNMA, FNMA, FHLMC,
1.65%, 11/01/2021	4,970,000	4,997,882
Series L, GNMA, FNMA, FHLMC,
1.50%, 11/01/2020	180,000	180,211
New York State Thruway Authority, Revenue Bonds, Series A, 5.00%, 01/01/2051	175,000	190,822
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 4.00%, 05/15/2029	145,000	145,020
Oneida County Local Development Corp. Revenue, Revenue Bonds, 4.00%, 12/01/2049	3,000,000	3,170,970
Port Authority of New York & New Jersey, Revenue Bonds, 5.00%, 09/01/2048	2,160,000	2,451,190
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	114,806
Series 197,
1.90%, 04/01/2025	925,000	937,173
State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, 2.55%, 04/01/2050	10,000,000	9,225,800
Suffolk County, Revenue Bonds, Series C, AGM, 5.00%, 05/01/2024	500,000	540,960
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,405,000	1,441,291
2.75%, 03/15/2031 - 03/15/2033	3,115,000	3,180,285
Town of Oyster Bay, General Obligation Limited, AGM-CR, 4.00%, 02/15/2024	1,035,000	1,129,206
TSASC, Inc., Revenue Bonds, Series A, 5.00%, 06/01/2024	140,000	153,374
Westchester County Local Development Corp., Revenue Bonds, 5.00%, 11/01/2026	675,000	752,537

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020	$ 115,000	$ 115,147
3.00%, 06/15/2030 - 06/15/2031	285,000	298,657

		81,756,979

North Carolina - 1.4%
City of Charlotte, Certificate of Participation, Series A, 5.00%, 12/01/2021	25,000	26,620
North Carolina Housing Finance Agency, Revenue Bonds
2.63%, 07/01/2039	3,765,000	3,668,465
2.85%, 01/01/2043	3,115,000	3,042,888
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	20,000	20,292
Series 38-B,
2.38%, 01/01/2025	2,010,000	2,085,596
2.45%, 07/01/2025	1,180,000	1,231,519
2.65%, 01/01/2026	1,030,000	1,081,006
2.80%, 01/01/2027	80,000	85,094
North Carolina Medical Care Commission, Revenue Bonds
0.53% (C), 06/01/2029 (A)	7,600,000	7,600,000
5.00%, 01/01/2038	620,000	629,945
North Carolina Turnpike Authority, Revenue Bonds, AGM, 5.00%, 01/01/2035	995,000	1,156,001
Raleigh Enterprise System Revenue 0.20% (C), 03/01/2035	1,750,000	1,750,000
State of North Carolina, General Obligation Unlimited, Series A, 4.00%, 05/01/2025	120,000	120,000
Winston-Salem State University, Revenue Bonds BAM, 5.00%, 06/01/2029 - 06/01/2036	3,445,000	3,992,206

		26,489,632

North Dakota - 0.5%
City of Mandan, Revenue Bonds, Series A, 4.00%, 09/01/2034	1,010,000	1,074,105
County of Burleigh, Revenue Bonds, 3.60%, 05/01/2024	285,000	274,110
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds Series A, AGM, 3.00%, 11/01/2024 - 11/01/2025	905,000	941,138
Fargo Public School District No. 1, General Obligation Limited, Series A, 3.00%, 08/01/2026	25,000	26,577
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	3,230,000	3,272,119
4.00%, 07/01/2026 - 07/01/2027	1,335,000	1,461,621

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	$ 55,000	$ 57,067
Series C,
2.55%, 01/01/2028	775,000	796,251
Series D,
2.80%, 01/01/2025	810,000	858,503
2.85%, 07/01/2025	745,000	793,380

		9,554,871

Ohio - 1.7%
Brunswick City School District, General Obligation Unlimited Series A, 5.00%, 12/01/2027 - 12/01/2036	520,000	586,206
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, Class 1,
4.00%, 06/01/2048	2,000,000	2,003,240
Series B-2, Class 2,
5.00%, 06/01/2055	5,750,000	5,117,557
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	2,090,000	1,780,387
Cleveland Heights & University Heights City School District, General Obligation Unlimited 4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,257,132
Cleveland-Cuyahoga County Port Authority, Revenue Bonds Series C, 3.00%, 05/15/2020 - 11/15/2023	605,000	601,193
Cleveland-Cuyahoga County Port Authority, Tax Allocation Series D, 3.00%, 05/15/2020 - 05/15/2023	1,620,000	1,622,959
Columbus-Franklin County Finance Authority, Revenue Bonds 4.00%, 05/15/2020 - 11/15/2020	235,000	236,662
Conotton Valley Union Local School District, Certificate of Participation MAC, 4.00%, 12/01/2035 - 12/01/2042	1,050,000	1,122,287
County of Butler, Revenue Bonds, 5.00%, 11/15/2027	65,000	75,427
County of Hamilton, Revenue Bonds, 5.00%, 05/15/2020	215,000	215,284
County of Lucas, Revenue Bonds, 5.00%, 11/15/2023	810,000	838,261
County of Scioto, Revenue Bonds, AGM-CR, 3.50%, 02/15/2038	2,155,000	2,189,157
County of Warren, Revenue Bonds
5.00%, 07/01/2023	250,000	267,052
Series A,
4.00%, 07/01/2045	500,000	501,120
Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	655,000	612,687

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
East Knox Local School District, General Obligation Unlimited, BAM, 4.00%, 12/01/2030	$ 260,000	$ 290,826
Euclid City School District, Certificate of Participation, BAM, 4.00%, 12/01/2044	850,000	899,861
Indian Creek Local School District, General Obligation Unlimited, Series B, BAM, 5.00%, 11/01/2055	200,000	231,560
Little Miami Local School District, General Obligation Unlimited, Series B, 5.00%, 11/01/2048	2,000,000	2,300,840
Ohio Higher Educational Facility Commission, Revenue Bonds
5.75%, 11/15/2035	25,000	25,071
AGM,
5.25%, 11/15/2040	40,000	40,061
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,015,000	2,088,588
3.40%, 09/01/2037	3,905,000	4,068,151
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,030,000	1,123,874
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2032	570,000	604,744
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	157,563
Warrensville Heights City School District, General Obligation Unlimited, Series A, BAM, 5.25%, 12/01/2055	1,000,000	1,142,330
Willoughby-Eastlake City School District, Certificate of Participation, BAM, 4.00%, 03/01/2025	145,000	160,992

		32,161,072

Oklahoma - 0.5%
Caddo County Governmental Building Authority, Revenue Bonds, 5.00%, 09/01/2027	435,000	499,645
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	45,000	49,544
Garfield County Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/01/2027	1,315,000	1,577,132
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028	85,000	91,021

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Grady County School Finance Authority, Revenue Bonds (continued)
4.00%, 12/01/2023 - 09/01/2029	$ 950,000	$ 1,035,762
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,422,569
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	139,468
3.38%, 12/01/2024	135,000	141,145
Oklahoma Development Finance Authority, Revenue Bonds, 5.00%, 06/01/2020	125,000	125,396
Oklahoma Housing Finance Agency, Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 2.75%, 09/01/2034	2,030,000	2,026,590
Oklahoma Water Resources Board, Revenue Bonds, Series B, 4.75%, 04/01/2039	55,000	57,044

		10,165,316

Oregon - 0.8%
County of Jackson Airport Revenue, Revenue Bonds AGM, 5.00%, 12/01/2030 - 12/01/2032	255,000	291,603
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds, 3.00%, 09/01/2035	820,000	802,567
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	462,326
5.50%, 06/15/2035 (A)	750,000	683,145
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
2.45%, 07/01/2034	3,360,000	3,244,853
2.65%, 07/01/2039	7,650,000	7,482,082
Series D,
2.30%, 01/01/2026	795,000	810,797
2.45%, 01/01/2027	1,215,000	1,248,048
Warm Springs Reservation Confederated Tribe, Revenue Bonds Series B, 5.00%, 11/01/2034 - 11/01/2036 (A)	600,000	692,748

		15,718,169

Pennsylvania - 5.4%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	295,000	323,712
5.00%, 12/01/2024	30,000	35,177
Allentown City School District, General Obligation Limited, AGM, 4.00%, 02/15/2023	5,295,000	5,650,083

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Altoona Area School District, General Obligation Limited, BAM, 5.00%, 12/01/2036	$ 230,000	$ 267,253
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	80,000	88,562
Bucks County Industrial Development Authority, Revenue Bonds
4.00%, 08/15/2050	6,110,000	6,198,473
5.00%, 10/01/2033 - 10/01/2037	1,950,000	1,991,111
Chartiers Valley School District, General Obligation Limited, Series B, 5.00%, 10/15/2040	10,000	11,451
Cheltenham Township School District, General Obligation Limited, Series A, 5.00%, 02/15/2033	90,000	102,558
City of Reading, General Obligation Unlimited, BAM, 5.00%, 11/01/2021	675,000	711,058
Commonwealth Financing Authority, Revenue Bonds, Series B-1, AGM, 5.00%, 06/01/2025	2,900,000	3,426,843
County of Lackawanna, General Obligation Unlimited BAM, 4.00%, 09/15/2032 - 09/15/2033	6,965,000	7,768,521
Cumberland County Municipal Authority, Revenue Bonds
2.50%, 01/01/2021	300,000	294,453
3.00%, 01/01/2022	805,000	773,846
5.00%, 01/01/2029	1,000,000	942,170
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B, AMBAC, 5.70%, 07/01/2027	350,000	433,674
Erie County Conventional Center Authority, Revenue Bonds, 5.00%, 01/15/2026	1,725,000	2,016,818
Fairview School District, General Obligation Limited Series A, 4.00%, 02/01/2024 - 02/01/2026	310,000	342,299
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	250,000	267,438
Lancaster Industrial Development Authority, Revenue Bonds, 4.00%, 12/01/2044	1,070,000	1,073,831
Lancaster School District, General Obligation Limited, Series A, AGM, 5.00%, 06/01/2031	735,000	851,667

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Lycoming County Water & Sewer Authority, Revenue Bonds, AGM, 2.00%, 11/15/2020	$ 230,000	$ 231,251
Nazareth Area School District, General Obligation Limited, Series D, 5.00%, 11/15/2035	10,000	11,729
Paradise Township Sewer Authority, Revenue Bonds BAM, 4.00%, 10/15/2035 - 10/15/2038	190,000	202,489
Penn Delco School District, General Obligation Limited, 4.00%, 06/01/2045	2,475,000	2,650,898
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	205,840
Series A, BAM,
5.00%, 11/15/2025	110,000	129,914
Pennsylvania Economic Development Financing Authority, Revenue Bonds, AGM, 5.00%, 01/01/2034	50,000	55,311
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
4.00%, 08/15/2049	1,295,000	1,364,736
5.00%, 07/15/2020	50,000	50,376
Pennsylvania Housing Finance Agency, Revenue Bonds
2.20%, 04/01/2027	670,000	683,232
2.25%, 10/01/2027	660,000	674,949
2.35%, 04/01/2028	1,405,000	1,441,010
2.40%, 10/01/2028	1,360,000	1,397,958
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,659,544
2.55%, 04/01/2030	1,280,000	1,316,736
2.60%, 10/01/2030	1,395,000	1,435,985
Series 119,
1.85%, 04/01/2022	620,000	625,803
Series 121,
2.20%, 04/01/2026	2,155,000	2,194,372
2.25%, 10/01/2026	1,275,000	1,299,862
2.35%, 04/01/2027	3,505,000	3,586,842
Series 124B,
2.30%, 04/01/2026	1,365,000	1,399,726
2.40%, 10/01/2026	745,000	768,780
2.45%, 04/01/2027	1,600,000	1,653,488
2.55%, 10/01/2027	1,450,000	1,509,232
2.65%, 04/01/2028	1,700,000	1,771,570
2.75%, 10/01/2028	1,580,000	1,652,190
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, AGM,
4.00%, 12/01/2049	11,725,000	12,334,114
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,320,000	1,504,693

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds (continued)
Series B, BAM-TCRS,
5.25%, 12/01/2044	$ 8,275,000	$ 8,972,996
Series E,
6.38%, 12/01/2038 (E)	485,000	589,726
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	300,000	318,050
5.00%, 08/01/2024	150,000	168,921
Pittston Area School District, General Obligation Unlimited, Series A, MAC, 2.00%, 07/15/2020	100,000	100,198
Reading School District, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,447,673
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	192,338
AGM,
5.00%, 10/01/2020 - 10/01/2023	260,000	277,607
Series A, AGM,
5.00%, 10/01/2020 - 09/15/2021	975,000	1,018,001
Upper Dublin School District, General Obligation Limited 4.00%, 05/15/2037 - 05/15/2044	1,845,000	1,967,329
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,614,910
5.00%, 04/15/2059	4,000,000	4,633,520
York City School District, General Obligation Unlimited, BAM, 2.00%, 05/01/2020	100,000	100,000

		100,784,897

Puerto Rico - 1.4%
Children’s Trust Fund, Revenue Bonds, 5.63%, 05/15/2043	125,000	125,490
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	150,000	150,053
AGM,
5.13%, 07/01/2030	10,000	10,044
5.25%, 07/01/2020	60,000	60,208
AGM-CR,
4.50%, 07/01/2023	100,000	100,079
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2034	565,000	566,558
5.25%, 07/01/2020	275,000	275,448
5.50%, 07/01/2029	140,000	153,392
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	175,000	175,674

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A, AGM,
4.00%, 07/01/2022	$ 470,000	$ 475,903
5.00%, 07/01/2035	1,645,000	1,658,785
5.25%, 07/01/2024	235,000	242,898
6.00%, 07/01/2034	440,000	455,968
Series A-4, AGM,
5.00%, 07/01/2031	115,000	115,489
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	715,129
Series C, AGM,
5.75%, 07/01/2037	480,000	483,350
Series D, AGM,
4.13%, 07/01/2020	80,000	80,064
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, AGC, 5.13%, 07/01/2047	470,000	470,005
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,728,570
5.00%, 07/01/2027	535,000	538,413
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	620,019
5.00%, 07/01/2023	40,000	40,195
Series RR, AGC,
5.00%, 07/01/2028	345,000	347,001
Series RR, AGM,
5.00%, 07/01/2020	1,075,000	1,076,559
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,001
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,108,946
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	50,136
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,003
5.00%, 07/01/2026	650,000	650,527
Series UU, AGM,
4.00%, 07/01/2023	120,000	120,050
5.00%, 07/01/2020 - 07/01/2024	1,185,000	1,191,795
Series V, AGM,
5.25%, 07/01/2027	80,000	86,373
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	30,000	30,174
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	183,925
Series A, AGM-CR,
4.75%, 07/01/2038	385,000	382,763
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	529,803

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	$ 160,000	$ 175,951
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,587,944
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	192,509
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,176,375
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	276,799
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	358,473
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	102,849
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Series B, AGC-ICC, 5.00%, 07/01/2041	35,000	34,999
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	85,000	85,073
5.00%, 08/01/2021 - 08/01/2030	2,545,000	2,559,473
5.25%, 08/01/2020	170,000	170,277
Series C, AGC,
5.25%, 08/01/2020	110,000	110,583
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	350,000	350,214
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	495,079
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	126,849
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	210,571

		26,178,808

Rhode Island - 1.4%
Providence Public Building Authority, Revenue Bonds Series A, AGM, 5.00%, 09/15/2024 - 09/15/2037	14,630,000	17,256,350
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	580,000	667,400
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,377,180
Rhode Island Commerce Corp., Revenue Bonds, BAM-TCRS, 5.00%, 07/01/2034	1,545,000	1,624,799
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,658,945

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds (continued)
AGM,
4.00%, 05/15/2024	$ 55,000	$ 60,726
Series C,
5.00%, 09/15/2027	180,000	216,801
Rhode Island Turnpike & Bridge Authority Revenue, Revenue Bonds, Series A, 5.00%, 10/01/2024	130,000	150,177
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2023 - 06/01/2027	1,105,000	1,190,860

		25,203,238

South Carolina - 0.3%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds, Series A, BAM, 4.00%, 06/01/2029	385,000	428,405
Piedmont Municipal Power Agency, Revenue Bonds, AGC, 5.75%, 01/01/2034	200,000	208,002
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds Series B, BAM, 5.00%, 12/01/2024 - 12/01/2025	500,000	587,862
South Carolina Jobs-Economic Development Authority, Revenue Bonds, 5.00%, 10/01/2026 (A)	2,725,000	2,755,275
South Carolina Public Service Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 12/01/2036	125,000	128,632
South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, 2.65%, 07/01/2035	540,000	538,915
State of South Carolina, General Obligation Unlimited, 3.00%, 04/01/2026	200,000	200,230

		4,847,321

South Dakota - 0.6%
South Dakota Housing Development Authority, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	665,000	683,527
2.30%, 05/01/2025	250,000	256,727
2.45%, 11/01/2025	290,000	301,873
2.55%, 05/01/2026	1,860,000	1,939,050
2.65%, 11/01/2026	330,000	346,635
2.75%, 05/01/2027	970,000	1,023,321
2.80%, 11/01/2027	1,330,000	1,404,866
2.85%, 05/01/2028	1,210,000	1,275,909
2.95%, 11/01/2028	440,000	465,498

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds (continued)
Series C,
2.00%, 05/01/2023	$ 20,000	$ 20,259
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	896,731
2.65%, 11/01/2027	1,285,000	1,341,591
2.70%, 05/01/2028	390,000	407,690
2.75%, 11/01/2028	1,425,000	1,490,308

		11,853,985

Tennessee - 1.7%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.00%, 10/01/2027	675,000	688,743
City of Jackson, Revenue Bonds, 5.00%, 04/01/2041	150,000	164,441
Greeneville Health & Educational Facilities Board, Revenue Bonds, Series A, 5.00%, 07/01/2034	2,975,000	3,147,966
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A, 5.00%, 01/01/2026	100,000	114,374
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Revenue Bonds, Fixed until 11/03/2020, 1.55% (C), 11/15/2030	100,000	100,084
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	270,405
2.75%, 01/01/2025	40,000	42,454
2.80%, 07/01/2025	280,000	297,923
2.95%, 01/01/2026	45,000	48,255
3.00%, 01/01/2031	450,000	469,778
Series 1A,
2.40%, 01/01/2044	2,730,000	2,443,268
Series 2B,
2.30%, 01/01/2022	285,000	289,133
2.55%, 01/01/2028	340,000	350,244
2.70%, 07/01/2024	195,000	201,716
Series B2,
2.05%, 01/01/2024	890,000	898,927
2.15%, 07/01/2024	265,000	270,348
2.25%, 01/01/2025	1,000,000	1,035,670
2.40%, 07/01/2025	2,000,000	2,091,500
2.55%, 01/01/2026	120,000	126,626
2.60%, 07/01/2026	800,000	832,064
2.80%, 07/01/2027	2,270,000	2,394,033
2.85%, 01/01/2028	3,205,000	3,384,127
2.95%, 07/01/2028	2,655,000	2,797,839
3.00%, 01/01/2029	2,750,000	2,907,300
3.05%, 07/01/2029	3,100,000	3,278,157
3.15%, 01/01/2030	2,820,000	2,973,436

		31,618,811

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 2.9%
Bexar County Health Facilities Development Corp., Revenue Bonds 5.00%, 07/15/2023 - 07/15/2026	$ 570,000	$ 578,137
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds 5.00%, 12/01/2020 - 12/01/2022	4,060,000	4,213,036
Camino Real Regional Mobility Authority, Revenue Bonds, AGM, 5.00%, 06/01/2024	420,000	480,388
Centerville Independent School District, General Obligation Unlimited, 4.00%, 08/15/2036	535,000	551,387
Central Texas Turnpike System, Revenue Bonds, AGM-CR, 5.00%, 08/15/2041	125,000	136,869
City of Arlington, Special Tax Revenue Series C, BAM, 5.00%, 02/15/2045	95,000	97,388
City of Bryan Rural Electric System Revenue, Revenue Bonds, 5.00%, 07/01/2025	30,000	35,216
City of Dallas, Revenue Bonds, AGC, 5.25%, 08/15/2038	280,000	280,826
City of Laredo International Toll Bridge System Revenue, Revenue Bonds, AGM, 5.00%, 10/01/2022	90,000	97,838
City of Pearland, General Obligation Limited, 5.00%, 03/01/2023	25,000	27,653
Colorado River Municipal Water District, Revenue Bonds, 5.00%, 01/01/2023	760,000	837,307
County of Denton, General Obligation Limited, 4.00%, 07/15/2029	50,000	55,966
County of Kaufman, General Obligation Limited, Series A, 4.00%, 02/15/2045	250,000	275,122
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2021 - 04/01/2024 (A)	5,040,000	5,228,242
Dallas/Fort Worth International Airport, Revenue Bonds
Series A,
5.00%, 11/01/2045	50,000	51,076
Series C,
5.00%, 11/01/2034	40,000	43,205
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited, AGM, 2.75%, 09/01/2030	80,000	81,776
El Paso County Hospital District, General Obligation Limited 5.00%, 08/15/2020 - 08/15/2026	445,000	458,718

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited BAM, 4.00%, 09/01/2029 - 09/01/2032	$ 380,000	$ 408,844
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited, AGM, 4.70%, 09/01/2035	50,000	50,364
Grand Parkway Transportation Corp., Revenue Bonds, Series B, 5.00%, 04/01/2053	25,000	28,478
Grant Road Public Utility District, General Obligation Unlimited, AGC, 3.50%, 10/01/2023	750,000	751,245
Harris County Municipal Utility District No. 399, General Obligation Unlimited, AGM, 4.00%, 09/01/2033	270,000	283,495
Harris County Municipal Utility District No. 412, General Obligation Unlimited, MAC, 3.00%, 09/01/2021	100,000	102,158
Harris County-Houston Sports Authority, Revenue Bonds NATL, Zero Coupon, 11/15/2024	400,000	353,937
Houston Higher Education Finance Corp., Revenue Bonds 5.00%, 08/15/2020 - 08/15/2024	615,000	687,476
Hunt Memorial Hospital District Charitable Health, General Obligation Limited, 5.00%, 02/15/2024	15,000	16,756
Love Field Airport Modernization Corp., Revenue Bonds, 5.25%, 11/01/2040	30,000	30,000
Lower Colorado River Authority, Revenue Bonds, 5.00%, 05/15/2020	35,000	35,043
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited, AGM, 3.00%, 09/01/2033	150,000	154,188
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited, BAM, 4.00%, 04/01/2024	275,000	299,898
Nacogdoches County Hospital District, Revenue Bonds, AGM, 4.00%, 05/15/2037	400,000	409,160
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021 - 01/01/2024	705,000	674,770
4.00%, 07/01/2023 - 07/01/2028	2,355,000	2,143,450
5.00%, 01/01/2022 - 01/01/2028	3,835,000	3,767,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (continued)
Series A1,
4.00%, 07/01/2021 - 07/01/2036	$ 2,130,000	$ 1,829,119
5.00%, 07/01/2031 - 07/01/2046	1,815,000	1,643,958
Series B,
4.00%, 07/01/2021 - 07/01/2031	2,815,000	2,590,939
4.25%, 07/01/2036	885,000	695,814
Series B1, AGM,
5.00%, 07/01/2058	750,000	810,742
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	607,287
North Central Texas Health Facility Development Corp., Revenue Bonds, 5.00%, 08/15/2022	90,000	97,133
North East Independent School District, General Obligation Unlimited, Series B, Fixed until 08/01/2021, 1.42% (C), 08/01/2040	5,575,000	5,576,840
Northeast Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2025	80,000	86,214
Northwoods Road District No. 1, General Obligation Unlimited BAM, 4.00%, 08/15/2024 - 08/15/2027	405,000	454,237
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation BAM, 4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,736,876
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	415,000	395,458
Sam Rayburn Municipal Power Agency, Revenue Bonds, 5.00%, 10/01/2020	1,210,000	1,227,751
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds 0.24% (C), 07/01/2047	2,200,000	2,200,000
Texas Public Finance Authority, Revenue Bonds, BAM, 4.00%, 05/01/2029	150,000	160,675
Travis County Municipal Utility District No. 4, General Obligation Unlimited, AGM, 4.00%, 09/01/2035	450,000	472,261
Trophy Club Public Improvement District No. 1, Special Assessment, AGM, 3.00%, 06/01/2024	98,000	102,755
University of Houston, Revenue Bonds, Series A, 5.00%, 02/15/2024	40,000	41,323

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
University of Texas System, Revenue Bonds, Series B, Fixed until 08/15/2021, 2.50% (C), 08/15/2036	$ 7,630,000	$ 7,603,142
Viridian Municipal Management District, General Obligation Unlimited BAM, 6.00%, 12/01/2024 - 12/01/2031	1,285,000	1,536,629
Washington County Junior College District, Revenue Bonds, BAM, 5.00%, 10/01/2024	485,000	554,903

		55,151,398

Utah - 0.4%
City of South Jordan, Special Assessment, 3.13%, 11/01/2036	2,210,000	2,266,952
Jordan Valley Water Conservancy District, Revenue Bonds Series A, 5.00%, 10/01/2034 - 10/01/2035	970,000	1,020,837
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	955,565
4.25%, 04/15/2034	120,000	126,498
4.30%, 04/15/2025 (A)	450,000	445,896
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,165,648
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,222,768

		7,204,164

Vermont - 0.7%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2035	290,000	351,392
Series A, AGM,
5.00%, 11/01/2032	540,000	597,397
City of Burlington Waterworks System Revenue, Revenue Bonds, 5.00%, 11/01/2034	125,000	151,926
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds Series A, 5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,346,607
Vermont Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.50%, 11/01/2040	1,480,000	1,401,945
2.65%, 05/01/2046	1,255,000	1,170,902
3.13%, 11/01/2042	950,000	964,696
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	330,000	350,206
2.90%, 05/01/2029	275,000	289,394
3.15%, 05/01/2033	1,900,000	1,973,416

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont (continued)
Vermont Municipal Bond Bank, Revenue Bonds, 4.00%, 10/01/2040	$ 500,000	$ 552,025
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
4.00%, 07/01/2020 - 07/01/2021	315,000	320,899
5.00%, 07/01/2022 - 07/01/2027	3,105,000	3,512,544

		12,983,349

Virginia - 0.6%
Alexandria Industrial Development Authority, Revenue Bonds, 4.00%, 10/01/2020	655,000	655,884
City of Norfolk, General Obligation Unlimited, 0.21% (C), 08/01/2037	5,450,000	5,450,000
Henrico County Economic Development Authority, Revenue Bonds, Series C, 3.50%, 12/01/2027	445,000	393,754
Loudoun County Economic Development Authority, Revenue Bonds, Zero Coupon, 07/01/2049	2,995,000	1,154,782
Town of Culpeper, General Obligation Unlimited, 4.00%, 08/01/2020	25,000	25,197
Virginia Commonwealth University Health System Authority, Revenue Bonds, 4.00%, 07/01/2020	50,000	50,253
Virginia Housing Development Authority, Revenue Bonds
Series E,
2.45%, 12/01/2027	830,000	863,325
2.60%, 12/01/2028	800,000	834,416
Virginia Polytechnic Institute & State University, Revenue Bonds, 5.00%, 06/01/2020	25,000	25,080
Virginia Small Business Financing Authority, Revenue Bonds, 4.00%, 11/01/2036	1,900,000	2,036,496

		11,489,187

Washington - 0.7%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	50,000	56,312
County of King, General Obligation Limited, 4.00%, 06/01/2020	25,000	25,062
Port of Vancouver, Revenue Bonds, Series B, AGM, 5.00%, 12/01/2048	930,000	1,099,669
Seattle Housing Authority, Revenue Bonds, Series A, 3.40%, 12/01/2032	450,000	474,120
State of Washington, General Obligation Unlimited, Series R, 5.00%, 07/01/2020	100,000	100,696

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington Economic Development Finance Authority, Revenue Bonds, 5.00%, 06/01/2020	$ 120,000	$ 120,385
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 08/15/2020	35,000	35,410
Series B,
5.00%, 10/01/2026	75,000	89,119
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	260,000	254,472
3.70%, 07/01/2023 (A)	165,000	157,867
5.00%, 07/01/2033 (A)	375,000	346,324
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	93,054
2.35%, 06/01/2026	175,000	180,486
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	803,642
2.30%, 12/01/2024	595,000	614,361
2.40%, 06/01/2025	810,000	839,848
2.45%, 12/01/2025	565,000	586,769
2.60%, 06/01/2026	845,000	886,084
2.65%, 12/01/2026	620,000	653,437
2.70%, 06/01/2027	785,000	831,613
2.75%, 12/01/2027	805,000	853,952
2.80%, 06/01/2028	925,000	979,270
2.85%, 12/01/2028	640,000	675,686
3.25%, 12/01/2032	1,500,000	1,575,990
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	657,397

		12,991,025

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds Series C, 4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,082,693
West Virginia Economic Development Authority, Revenue Bonds, Fixed until 06/01/2022, 2.63% (C), 12/01/2042	800,000	800,888
West Virginia Housing Development Fund, Revenue Bonds
Series B,
2.60%, 11/01/2034	1,060,000	1,038,048
3.70%, 11/01/2032	1,500,000	1,607,535

		4,529,164

Wisconsin - 1.1%
Milwaukee Area Technical College District, General Obligation Unlimited, Series C, 4.00%, 06/01/2020	145,000	145,344
Milwaukee Housing Authority, Revenue Bonds, Series A, 3.38%, 07/01/2029	200,000	211,884
Public Finance Authority, Revenue Bonds
3.00%, 04/01/2025 (A)	400,000	371,488

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Revenue Bonds (continued)
4.00%, 09/01/2029 (A)	$ 850,000	$ 760,776
Series A,
5.00%, 06/01/2027 - 07/01/2038	725,000	786,264
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,610,547
5.00%, 07/01/2036 - 07/01/2054	1,225,000	1,373,397
State of Wisconsin, General Obligation Unlimited, Series 1, 5.00%, 05/01/2020	200,000	200,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	815,000	781,177
5.00%, 08/15/2022 - 08/01/2032	2,325,000	2,463,723
Class B,
4.25%, 07/01/2033	1,250,000	1,016,100
5.00%, 07/01/2053	1,000,000	758,840
Series A,
5.25%, 10/15/2039	15,000	15,194
Series A1,
5.00%, 07/01/2038	5,000,000	5,134,800
Series B-4,
Fixed until 06/01/2021, 5.00% (C), 11/15/2043	105,000	108,961
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A,
2.70%, 09/01/2035	610,000	604,223
Series B, FNMA,
3.15%, 09/01/2030	3,635,000	3,712,971

		21,055,689

Wyoming - 0.5%
Wyoming Community Development Authority, Revenue Bonds
Series 1,
2.25%, 06/01/2031 (D)	400,000	393,464
2.30%, 12/01/2031 (D)	505,000	496,349
2.40%, 12/01/2032 (D)	1,125,000	1,105,133
2.63%, 12/01/2035 (D)	3,145,000	3,079,332

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming (continued)
Wyoming Community Development Authority, Revenue Bonds (continued)
Series 2,
2.95%, 06/01/2033	$ 3,860,000	$ 3,948,857

		9,023,135

Total Municipal Government Obligations (Cost $1,784,193,535)		1,787,499,411

	Shares	Value
EXCHANGE-TRADED FUND - 0.0% (F)
U.S. Fixed Income Fund - 0.0% (F)
ProShares UltraShort 20+ Year Treasury Bond	11,600	181,888

Total Exchange-Traded Fund (Cost $299,578)		181,888

INVESTMENT COMPANY - 0.0% (F)
U.S. Fixed Income Fund - 0.0% (F)
Putnam Managed Municipal Income Trust	62,000	414,160

Total Investment Company (Cost $479,324)		414,160

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 0.00% (H), dated 04/30/2020, to be repurchased at $73,488,847 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $74,963,813.	$ 73,488,847	73,488,847

Total Repurchase Agreement (Cost $73,488,847)		73,488,847

Total Investments (Cost $1,858,461,284)		1,861,584,306
Net Other Assets (Liabilities) - 0.7%		13,272,406

Net Assets - 100.0%		$ 1,874,856,712

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,787,499,411	$—	$1,787,499,411
Exchange-Traded Fund	181,888	—	—	181,888
Investment Company	414,160	—	—	414,160
Repurchase Agreement	—	73,488,847	—	73,488,847

Total Investments	$596,048	$1,860,988,258	$—	$1,861,584,306

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $40,517,296, representing 2.2% of the Fund’s net assets.
(B)	Restricted security. At April 30, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$ 4,413,208	$4,622,707	0.2%

(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2020; the maturity dates disclosed are the ultimate maturity dates.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2020, the value of this security is $481,500, representing less than 0.1% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at April 30, 2020.
(I)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 3.0%
BHP Group PLC, ADR	242,469	$ 8,108,163
Challenger, Ltd. (A)	4,285,939	13,650,024
Lendlease Group	3,023,500	24,084,705
Macquarie Group, Ltd.	499,100	33,061,876
Qantas Airways, Ltd.	5,935,970	14,742,915
Santos, Ltd.	5,410,700	17,204,926

		110,852,609

Belgium - 2.0%
Groupe Bruxelles Lambert SA	424,920	33,991,840
KBC Group NV	758,200	41,125,466

		75,117,306

Brazil - 0.1%
Embraer SA, ADR (B)	562,800	3,562,524

China - 0.4%
Baidu, Inc., ADR (B)	155,900	15,734,987

Denmark - 1.1%
AP Moller - Maersk A/S, Class B (A)	34,535	34,371,058
Drilling Co. of 1972 A/S (B)	246,370	5,796,551

		40,167,609

France - 8.6%
Airbus SE (B)	66,400	4,204,348
Arkema SA	419,360	34,904,577
Dassault Aviation SA	15,766	12,839,939
Engie SA	4,642,200	50,365,831
Rexel SA	2,122,517	19,823,831
Sanofi	821,801	80,268,368
TOTAL SA	993,300	35,254,574
Veolia Environnement SA	2,197,251	46,841,970
Vivendi SA	1,439,124	31,104,003

		315,607,441

Germany - 12.2%
Allianz SE	252,102	46,394,648
Bayer AG	676,952	44,522,697
Deutsche Boerse AG	219,300	33,999,928
Fresenius SE & Co. KGaA	1,490,200	64,544,900
HeidelbergCement AG	1,058,900	50,203,639
Infineon Technologies AG	2,803,227	52,114,573
SAP SE	662,347	78,890,267
Siemens AG	675,395	62,327,543
Talanx AG (B)	448,384	15,923,389

		448,921,584

Hong Kong - 3.7%
China Mobile, Ltd.	4,690,300	37,705,589
CK Asset Holdings, Ltd.	6,131,000	38,740,197
CK Hutchison Holdings, Ltd.	7,849,800	58,184,057

		134,629,843

Ireland - 3.6%
AIB Group PLC (B)	10,549,900	14,599,142
DCC PLC	711,731	50,610,376
Ryanair Holdings PLC, ADR (B)	171,672	10,896,022
Smurfit Kappa Group PLC	1,778,715	55,720,449

		131,825,989

Isle of Man - 0.6%
GVC Holdings PLC	2,460,000	23,349,861

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.9%
Mediobanca Banca di Credito Finanziario SpA	2,230,292	$ 12,965,816
Prysmian SpA	1,454,722	27,447,678
UniCredit SpA (B)	3,848,600	29,721,848

		70,135,342

Japan - 28.4%
Astellas Pharma, Inc.	3,793,200	62,736,289
Daiwa Securities Group, Inc.	7,569,000	31,475,165
Denka Co., Ltd.	1,032,280	24,939,643
FANUC Corp.	266,300	43,463,687
Fujitsu, Ltd.	283,860	27,576,538
Hitachi, Ltd.	1,698,580	50,412,876
Japan Airlines Co., Ltd.	1,580,500	28,192,621
JXTG Holdings, Inc.	14,843,900	52,626,980
Kirin Holdings Co., Ltd.	1,563,800	30,178,584
Kuraray Co., Ltd.	876,100	8,764,115
Kyocera Corp.	679,600	36,311,300
Matsumotokiyoshi Holdings Co., Ltd.	498,700	17,164,570
Nintendo Co., Ltd.	142,600	58,882,960
Olympus Corp.	3,678,300	58,363,093
ORIX Corp.	4,626,900	54,446,997
Rakuten, Inc.	6,102,700	51,746,216
Sega Sammy Holdings, Inc.	3,279,300	39,721,592
Seven & i Holdings Co., Ltd.	2,258,000	74,778,289
SoftBank Group Corp.	12	514
Sony Corp.	1,542,200	99,246,854
Square Enix Holdings Co., Ltd.	868,800	35,608,688
Sumitomo Mitsui Financial Group, Inc. (A)	2,113,600	55,581,820
Toshiba Corp.	1,842,550	45,691,129
Toyota Industries Corp.	1,193,900	60,093,307

		1,048,003,827

Luxembourg - 0.7%
ArcelorMittal SA	2,419,035	26,423,554

Netherlands - 5.7%
ASML Holding NV	143,300	41,855,819
EXOR NV	219,600	11,975,774
Heineken Holding NV (A)	715,285	55,731,363
Koninklijke Philips NV	1,482,927	64,644,459
NXP Semiconductors NV	367,600	36,601,932

		210,809,347

Norway - 0.7%
Mowi ASA	1,567,000	26,838,014

Republic of Korea - 0.9%
Samsung Electronics Co., Ltd.	824,800	33,913,736

Singapore - 1.2%
DBS Group Holdings, Ltd.	3,062,700	43,120,082

Spain - 0.9%
Siemens Gamesa Renewable Energy SA	2,244,817	33,393,234

Sweden - 0.9%
Investor AB, B Shares	642,172	31,914,773

Switzerland - 8.4%
ABB, Ltd. (A)	2,935,100	55,714,860
Alcon, Inc. (B)	362,700	19,142,220
Glencore PLC (A) (B)	5,663,300	10,609,848
Nestle SA	715,064	75,732,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	699,315	$ 59,678,460
Roche Holding AG	66,800	23,132,663
UBS Group AG (B)	6,177,874	66,149,552

		310,160,045

United Kingdom - 13.7%
Ashtead Group PLC	1,236,800	33,783,470
Aviva PLC	13,947,101	42,177,804
Barratt Developments PLC	1,089,100	7,100,231
British Land Co. PLC, REIT	7,224,000	36,851,393
Bunzl PLC	266,300	5,779,974
IG Group Holdings PLC	1,163,400	11,026,981
Imperial Brands PLC	1,454,494	30,600,303
Inchcape PLC	4,999,896	31,494,793
Informa PLC	2,782,851	15,372,069
Linde PLC	136,200	25,059,438
Persimmon PLC	1,063,700	29,471,120
Savills PLC	769,291	9,365,215
Smith & Nephew PLC	1,769,100	34,619,664
Tesco PLC (A)	16,105,500	47,637,119
Unilever PLC	1,700,114	87,542,563
Vodafone Group PLC	38,843,620	54,795,675

		502,677,812

Total Common Stocks (Cost $4,156,168,368)		3,637,159,519

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	51,637,316	$ 51,637,316

Total Other Investment Company (Cost $51,637,316)		51,637,316

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $19,961,546 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $20,363,835.	$ 19,961,546	19,961,546

Total Repurchase Agreement (Cost $19,961,546)		19,961,546

Total Investments (Cost $4,227,767,230)		3,708,758,381
Net Other Assets (Liabilities) - (0.6)%		(23,653,789)

Net Assets - 100.0%		$ 3,685,104,592

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.3%	$270,338,477
Industrial Conglomerates	5.9	216,813,105
Banks	5.3	197,114,174
Health Care Equipment & Supplies	4.8	176,769,436
Capital Markets	4.7	175,713,502
Diversified Financial Services	3.9	145,979,408
Food & Staples Retailing	3.8	139,579,978
Household Durables	3.7	135,818,205
Semiconductors & Semiconductor Equipment	3.5	130,572,324
Entertainment	3.4	125,595,651
Electrical Equipment	3.1	116,555,772
Oil, Gas & Consumable Fuels	2.8	105,086,480
Insurance	2.8	104,495,841
Food Products	2.8	102,570,456
Multi-Utilities	2.6	97,207,801
Chemicals	2.5	93,667,773
Wireless Telecommunication Services	2.5	92,501,778
Personal Products	2.4	87,542,563
Electronic Equipment, Instruments & Components	2.3	86,724,176
Beverages	2.3	85,909,947
Software	2.1	78,890,267
Real Estate Management & Development	2.0	72,190,117
Health Care Providers & Services	1.7	64,544,900
Auto Components	1.6	60,093,307
Trading Companies & Distributors	1.6	59,387,275
Containers & Packaging	1.5	55,720,449

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Airlines	1.5%	$53,831,558
Internet & Direct Marketing Retail	1.4	51,746,216
Construction Materials	1.4	50,203,639
Metals & Mining	1.2	45,141,565
Machinery	1.2	43,463,687
Leisure Products	1.1	39,721,592
Equity Real Estate Investment Trusts	1.0	36,851,393
Marine	0.9	34,371,058
Technology Hardware, Storage & Peripherals	0.9	33,913,736
Distributors	0.9	31,494,793
Tobacco	0.8	30,600,303
IT Services	0.7	27,576,538
Hotels, Restaurants & Leisure	0.6	23,349,861
Aerospace & Defense	0.6	20,606,811
Interactive Media & Services	0.4	15,734,987
Media	0.4	15,372,069
Energy Equipment & Services	0.2	5,796,551

Investments	98.1	3,637,159,519
Short-Term Investments	1.9	71,598,862

Total Investments	100.0%	$3,708,758,381

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$99,963,066	$3,537,196,453	$—	$3,637,159,519
Other Investment Company	51,637,316	—	—	51,637,316
Repurchase Agreement	—	19,961,546	—	19,961,546

Total Investments	$151,600,382	$3,557,157,999	$—	$3,708,758,381

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $115,239,952, collateralized by cash collateral of $51,637,316 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $69,994,619. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 1.9%
Northern Star Resources, Ltd.	2,407,361	$ 19,439,615

Austria - 1.4%
Erste Group Bank AG (A)	629,900	13,651,720

China - 7.4%
Alibaba Group Holding, Ltd., ADR (A)	45,540	9,229,592
ANTA Sports Products, Ltd.	2,132,900	18,163,841
Ping An Insurance Group Co. of China, Ltd., H Shares	1,472,900	14,988,611
Tencent Holdings, Ltd.	583,700	30,684,778

		73,066,822

Finland - 2.1%
Neste OYJ	583,872	20,619,740

France - 4.0%
TOTAL SA	470,353	16,693,944
Vinci SA	277,265	22,714,084

		39,408,028

Germany - 4.8%
Bayerische Motoren Werke AG	308,715	18,160,214
Henkel AG & Co. KGaA	146,281	11,403,089
Knorr-Bremse AG	192,495	17,902,703

		47,466,006

Ireland - 4.4%
Kingspan Group PLC	351,666	17,919,846
Smurfit Kappa Group PLC	826,989	25,906,454

		43,826,300

Israel - 2.2%
Nice, Ltd., ADR (A) (B)	133,675	21,962,803

Italy - 3.2%
Enel SpA	4,614,700	31,520,448

Japan - 20.6%
Asahi Group Holdings, Ltd.	709,100	24,382,625
Haseko Corp.	1,705,800	18,519,190
Koito Manufacturing Co., Ltd.	378,400	14,253,477
Lasertec Corp.	284,100	18,789,377
Minebea Mitsumi, Inc.	1,220,600	19,845,967
Nidec Corp.	196,700	11,450,703
Nitori Holdings Co., Ltd.	138,300	21,198,030
Open House Co., Ltd.	595,900	12,989,489
Pan Pacific International Holdings Corp.	716,700	13,885,122
SoftBank Group Corp.	432,500	18,538,074
Sushiro Global Holdings, Ltd. (B)	797,900	12,306,318
Takeda Pharmaceutical Co., Ltd.	508,442	18,335,152

		204,493,524

Luxembourg - 1.9%
Aroundtown SA	3,438,214	18,493,715

Netherlands - 2.7%
Euronext NV (C)	325,572	27,333,071

New Zealand - 2.1%
a2 Milk Co., Ltd. (A)	1,785,300	21,055,045

Norway - 4.4%
DNB ASA	2,116,095	25,621,482
Equinor ASA (B)	1,310,711	18,149,170

		43,770,652

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.5%
Samsung Electronics Co., Ltd.	598,300	$ 24,600,616

Spain - 2.2%
Iberdrola SA	2,188,090	21,766,627

Sweden - 2.0%
Epiroc AB, Class A	260,900	2,610,989
Epiroc AB, Class B	1,775,989	17,522,082

		20,133,071

Switzerland - 8.7%
Lonza Group AG	63,496	27,726,517
Roche Holding AG	115,409	39,965,830
Swiss Life Holding AG (B)	52,314	18,551,757

		86,244,104

Taiwan - 3.0%
Airtac International Group	214,000	4,166,798
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	478,950	25,446,614

		29,613,412

United Kingdom - 14.8%
Ashtead Group PLC	578,468	15,800,983
Beazley PLC	3,152,358	15,586,962
British American Tobacco PLC	678,002	26,133,054
GlaxoSmithKline PLC	1,455,660	30,368,841
Legal & General Group PLC	8,169,257	21,003,154
Rio Tinto PLC, ADR	576,427	26,625,163
Smith & Nephew PLC	569,200	11,138,722

		146,656,879

Total Common Stocks (Cost $1,027,255,407)		955,122,198

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	10,638,977	10,638,977

Total Other Investment Company (Cost $10,638,977)		10,638,977

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2020, to be repurchased at $5,642,228 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $5,755,682.	$ 5,642,228	5,642,228

Total Repurchase Agreement (Cost $5,642,228)		5,642,228

Total Investments (Cost $1,043,536,612)		971,403,403
Net Other Assets (Liabilities) - 2.0%		20,033,083

Net Assets - 100.0%		$ 991,436,486

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.1%	$88,669,823
Insurance	7.2	70,130,484
Machinery	6.4	62,048,539
Oil, Gas & Consumable Fuels	5.7	55,462,854
Electric Utilities	5.5	53,287,075
Metals & Mining	4.7	46,064,778
Semiconductors & Semiconductor Equipment	4.6	44,235,991
Banks	4.0	39,273,202
Real Estate Management & Development	3.2	31,483,204
Interactive Media & Services	3.2	30,684,778
Life Sciences Tools & Services	2.9	27,726,517
Capital Markets	2.8	27,333,071
Tobacco	2.7	26,133,054
Containers & Packaging	2.7	25,906,454
Technology Hardware, Storage & Peripherals	2.5	24,600,616
Beverages	2.5	24,382,625
Construction & Engineering	2.3	22,714,084
Software	2.3	21,962,803
Specialty Retail	2.2	21,198,030
Food Products	2.2	21,055,045
Wireless Telecommunication Services	1.9	18,538,074
Household Durables	1.9	18,519,190
Textiles, Apparel & Luxury Goods	1.9	18,163,841
Automobiles	1.9	18,160,214
Building Products	1.8	17,919,846
Trading Companies & Distributors	1.6	15,800,983
Auto Components	1.5	14,253,477
Multiline Retail	1.4	13,885,122
Hotels, Restaurants & Leisure	1.3	12,306,318
Electrical Equipment	1.2	11,450,703
Household Products	1.2	11,403,089
Health Care Equipment & Supplies	1.1	11,138,722
Internet & Direct Marketing Retail	0.9	9,229,592

Investments	98.3	955,122,198
Short-Term Investments	1.7	16,281,205

Total Investments	100.0%	$971,403,403

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$83,264,172	$871,858,026	$—	$955,122,198
Other Investment Company	10,638,977	—	—	10,638,977
Repurchase Agreement	—	5,642,228	—	5,642,228

Total Investments	$93,903,149	$877,500,254	$—	$971,403,403

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,226,781, collateralized by cash collateral of $10,638,977 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,013,042. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the value of the 144A security is $27,333,071, representing 2.8% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 3.0%
BlueScope Steel, Ltd.	649,900	$ 4,241,807
Charter Hall Group, REIT	627,632	3,101,473
Lendlease Group	114,700	913,681
Omni Bridgeway, Ltd. (A)	2,669,469	6,962,252
Senex Energy, Ltd. (A) (B)	11,491,200	1,583,067

		16,802,280

Austria - 0.7%
ams AG (B)	274,800	3,607,260

Belgium - 5.1%
Barco NV	48,362	7,714,891
D’ieteren SA	161,708	8,103,892
Fagron	383,748	8,652,735
Telenet Group Holding NV	96,200	4,017,978

		28,489,496

Denmark - 2.2%
Scandinavian Tobacco Group A/S, Class A (C)	523,728	6,018,613
Schouw & Co. A/S (A)	85,267	6,115,623

		12,134,236

Finland - 1.1%
Raisio OYJ, V Shares	1,691,083	6,276,338

France - 3.7%
ICADE, REIT	84,100	6,460,132
Kaufman & Broad SA (A)	231,029	8,349,267
Rothschild & Co.	297,719	5,887,579

		20,696,978

Germany - 5.5%
Bertrandt AG	49,309	1,899,339
DIC Asset AG	509,978	6,758,830
Gerresheimer AG	131,000	10,418,335
Hamburger Hafen und Logistik AG	347,040	5,646,542
SAF-Holland SE (B)	708,600	3,646,289
Takkt AG	255,813	2,078,561

		30,447,896

Greece - 0.7%
Motor Oil Hellas Corinth Refineries SA	246,151	3,647,192

Hong Kong - 2.9%
Great Eagle Holdings, Ltd.	1,454,493	4,338,835
Kerry Logistics Network, Ltd.	5,364,500	7,336,115
NewOcean Energy Holdings, Ltd. (B)	4,836,340	672,389
Pacific Textiles Holdings, Ltd.	7,427,900	3,758,643

		16,105,982

Ireland - 4.2%
Bank of Ireland Group PLC	1,340,700	2,751,248
C&C Group PLC	1,053,744	2,588,021
Grafton Group PLC	406,500	3,243,627
Greencore Group PLC	2,031,000	4,651,532
Smurfit Kappa Group PLC	311,910	9,770,967

		23,005,395

Italy - 2.4%
Danieli & C Officine Meccaniche SpA	211,890	1,573,692
doValue SpA (A) (C)	396,000	2,924,866
Prysmian SpA	459,652	8,672,709

		13,171,267

	Shares	Value
COMMON STOCKS (continued)
Japan - 33.7%
Aida Engineering, Ltd.	384,700	$ 2,640,513
Air Water, Inc.	396,900	5,350,889
Capcom Co., Ltd.	581,700	17,830,530
Chugoku Marine Paints, Ltd.	90,200	689,722
Daiichikosho Co., Ltd.	36,500	1,095,518
Denka Co., Ltd.	379,760	9,174,912
DTS Corp.	353,900	6,782,799
Fuji Corp. / Aichi (A)	192,100	3,216,385
GMO internet, Inc.	316,300	6,884,599
Hakuhodo DY Holdings, Inc.	348,300	3,858,460
Hikari Tsushin, Inc.	31,100	6,018,786
Horiba, Ltd.	118,800	6,286,121
Hosokawa Micron Corp.	45,000	2,048,532
Kaken Pharmaceutical Co., Ltd.	115,900	6,379,304
Kenedix, Inc.	1,623,900	7,338,256
Kintetsu World Express, Inc. (A)	584,100	8,502,021
Kumiai Chemical Industry Co., Ltd. (A)	717,200	5,788,571
Kyushu Railway Co. (A)	132,200	3,556,593
Matsumotokiyoshi Holdings Co., Ltd.	224,500	7,726,982
Meitec Corp.	100,800	4,450,744
Nakanishi, Inc.	539,200	7,358,424
Nichiha Corp.	226,100	4,130,147
Nippon Parking Development Co., Ltd.	2,815,600	3,398,639
Rohto Pharmaceutical Co., Ltd.	229,600	6,680,342
Sanwa Holdings Corp.	1,124,300	8,724,239
Shinoken Group Co., Ltd. (A)	436,000	3,226,359
Square Enix Holdings Co., Ltd.	283,600	11,623,646
Takasago Thermal Engineering Co., Ltd.	324,500	5,115,112
Token Corp. (A)	86,400	5,931,937
Trend Micro, Inc.	115,100	5,839,233
Wakita & Co., Ltd.	363,300	3,347,396
Welcia Holdings Co., Ltd.	81,100	5,887,727

		186,883,438

Netherlands - 4.8%
ASM International NV	134,500	14,805,503
Euronext NV (C)	34,300	2,879,622
Intertrust NV (C)	582,000	9,171,341

		26,856,466

Norway - 0.3%
ABG Sundal Collier Holding ASA (A)	5,265,727	1,779,037

Philippines - 0.2%
Alliance Global Group, Inc. (B)	7,713,200	981,421

Republic of Korea - 2.3%
Eugene Technology Co., Ltd.	337,209	4,873,108
Interpark Holdings Corp.	565,819	852,063
NongShim Co., Ltd.	5,900	1,430,207
Value Added Technology Co., Ltd.	280,300	5,858,310

		13,013,688

Spain - 1.5%
Cia de Distribucion Integral Logista Holdings SA	459,364	8,199,778

Sweden - 3.1%
Cloetta AB, B Shares (B)	2,282,900	5,257,042
Dios Fastigheter AB	1,077,074	6,632,378
Nobina AB (C)	718,172	3,916,221
Scandic Hotels Group AB (A) (C)	313,600	1,436,786

		17,242,427

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 3.8%
Pargesa Holding SA	171,535	$ 12,202,408
Swissquote Group Holding SA	134,876	8,733,229

		20,935,637

United Kingdom - 15.6%
Bellway PLC	255,800	8,559,407
Dialog Semiconductor PLC (B)	114,187	3,586,026
Domino’s Pizza Group PLC	353,900	1,533,585
Equiniti Group PLC (C)	4,126,000	8,895,325
Howden Joinery Group PLC	948,000	6,251,308
IG Group Holdings PLC	1,154,535	10,942,957
Inchcape PLC	445,400	2,805,615
Informa PLC	932,127	5,148,936
Intermediate Capital Group PLC	518,435	7,334,192
International Personal Finance PLC	1,646,750	1,159,411
Lancashire Holdings, Ltd.	680,700	5,246,930
Oxford Metrics PLC	426,800	534,221
Redde Northgate PLC (A)	701,868	1,583,402
Redrow PLC	1,147,900	6,669,655
Rentokil Initial PLC	893,781	5,317,651
Savills PLC	912,500	11,108,616

		86,677,237

Total Common Stocks (Cost $551,771,305)		536,953,449

	Shares	Value
OTHER INVESTMENT COMPANY - 3.3%
Securities Lending Collateral - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	18,369,888	$ 18,369,888

Total Other Investment Company (Cost $18,369,888)		18,369,888

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2020, to be repurchased at $15,383,744 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $15,692,655.	$ 15,383,744	15,383,744

Total Repurchase Agreement (Cost $15,383,744)		15,383,744

Total Investments (Cost $585,524,937)		570,707,081
Net Other Assets (Liabilities) - (2.9)%		(16,139,043)

Net Assets - 100.0%		$ 554,568,038

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	7.1%	$40,316,955
Capital Markets	6.6	37,556,616
Entertainment	5.3	30,549,694
Household Durables	5.2	29,510,266
Semiconductors & Semiconductor Equipment	4.7	26,871,897
Air Freight & Logistics	4.2	24,037,914
Food Products	4.2	23,730,742
IT Services	4.0	22,562,723
Diversified Financial Services	3.9	22,089,526
Chemicals	3.7	21,004,094
Building Products	3.1	17,969,498
Professional Services	2.7	15,521,424
Electronic Equipment, Instruments & Components	2.4	14,001,012
Food & Staples Retailing	2.4	13,614,709
Health Care Equipment & Supplies	2.3	13,216,734
Media	2.3	13,025,374
Trading Companies & Distributors	2.2	12,842,331
Distributors	1.9	10,909,507
Life Sciences Tools & Services	1.8	10,418,335
Containers & Packaging	1.7	9,770,967
Equity Real Estate Investment Trusts	1.7	9,561,605
Machinery	1.7	9,479,122
Road & Rail	1.6	9,056,216
Commercial Services & Supplies	1.5	8,716,290
Electrical Equipment	1.5	8,672,709
Health Care Providers & Services	1.5	8,652,735
Personal Products	1.2	6,680,342
Pharmaceuticals	1.1	6,379,304

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Software	1.1%	$6,373,454
Specialty Retail	1.1	6,018,786
Tobacco	1.1	6,018,613
Oil, Gas & Consumable Fuels	1.0	5,902,648
Transportation Infrastructure	1.0	5,646,542
Insurance	0.9	5,246,930
Metals & Mining	0.7	4,241,807
Textiles, Apparel & Luxury Goods	0.7	3,758,643
Auto Components	0.6	3,646,289
Hotels, Restaurants & Leisure	0.5	2,970,371
Internet & Direct Marketing Retail	0.5	2,930,624
Banks	0.5	2,751,248
Beverages	0.5	2,588,021
Consumer Finance	0.2	1,159,411
Industrial Conglomerates	0.2	981,421

Investments	94.1	536,953,449
Short-Term Investments	5.9	33,753,632

Total Investments	100.0%	$570,707,081

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$536,953,449	$—	$536,953,449
Other Investment Company	18,369,888	—	—	18,369,888
Repurchase Agreement	—	15,383,744	—	15,383,744

Total Investments	$18,369,888	$552,337,193	$—	$570,707,081

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,682,425, collateralized by cash collateral of $18,369,888 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,809,316. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $35,242,774, representing 6.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Australia - 6.6%
Austal, Ltd.	159,218	$ 345,528
BHP Group, Ltd. (A)	16,442	335,652
Coles Group, Ltd.	123,423	1,237,664
CSL, Ltd.	3,783	754,055
Fortescue Metals Group, Ltd.	86,332	659,770
Goodman Group, REIT	78,600	669,455
Northern Star Resources, Ltd.	63,892	515,933
Resolute Mining, Ltd. (B)	287,671	171,391
Sandfire Resources, Ltd.	105,987	307,603
Sonic Healthcare, Ltd.	20,331	359,051

		5,356,102

Austria - 1.0%
ams AG (B)	37,523	492,559
BAWAG Group AG (B) (C)	8,907	302,728

		795,287

Belgium - 0.6%
Euronav NV	41,201	460,181

Denmark - 2.7%
Carlsberg A/S, Class B	3,770	475,597
Novo Nordisk A/S, Class B	15,474	987,087
Royal Unibrew A/S (B)	6,297	487,175
Scandinavian Tobacco Group A/S, Class A (C)	21,769	250,962

		2,200,821

Finland - 0.6%
Neste OYJ	13,874	489,967

France - 9.0%
Atos SE	5,852	418,501
AXA SA	37,373	664,361
BNP Paribas SA	13,332	418,842
Cie Generale des Etablissements Michelin SCA	7,182	693,932
Constellium SE (B)	27,200	211,072
Eiffage SA	8,687	709,917
Engie SA	55,436	601,456
Pernod Ricard SA	2,645	403,880
Peugeot SA	45,889	650,506
Sanofi	13,324	1,301,405
Societe Generale SA	24,730	387,990
Vinci SA	9,737	797,674

		7,259,536

Germany - 5.0%
Allianz SE	1,781	327,760
Bayer AG	9,797	644,342
Deutsche Telekom AG	25,469	372,347
HeidelbergCement AG	10,124	479,990
Merck KGaA	10,830	1,256,912
Muenchener Rueckversicherungs-Gesellschaft AG	2,041	447,029
TAG Immobilien AG	22,432	491,343

		4,019,723

Hong Kong - 0.5%
CK Hutchison Holdings, Ltd.	51,500	381,727

Israel - 1.6%
Israel Discount Bank, Ltd., A Shares	253,121	821,203
Teva Pharmaceutical Industries, Ltd., ADR (B)	46,300	497,262

		1,318,465

	Shares	Value
COMMON STOCKS (continued)
Italy - 3.8%
Enel SpA	293,112	$ 2,002,085
Eni SpA	44,506	423,979
Leonardo SpA	94,719	654,137

		3,080,201

Japan - 28.2%
Asahi Group Holdings, Ltd.	10,500	361,046
Central Glass Co., Ltd.	17,000	291,352
Chubu Electric Power Co., Inc.	31,900	431,415
Cosmo Energy Holdings Co., Ltd.	10,000	150,229
FUJIFILM Holdings Corp. (A)	34,600	1,648,086
Fujitsu, Ltd.	7,700	748,042
Hiroshima Bank, Ltd.	42,700	177,414
Hitachi, Ltd.	41,100	1,219,824
Hokkaido Electric Power Co., Inc.	53,700	205,505
Hoya Corp.	8,600	784,263
ITOCHU Corp.	90,700	1,778,183
Kajima Corp.	31,200	324,192
KDDI Corp.	80,000	2,317,141
Marubeni Corp.	236,500	1,138,946
Mitsubishi Corp.	21,000	445,368
Mitsubishi UFJ Financial Group, Inc.	179,200	723,968
Mizuho Financial Group, Inc.	312,400	363,765
Morinaga Milk Industry Co., Ltd.	11,200	434,090
NEC Corp.	39,700	1,523,479
Nichi-iko Pharmaceutical Co., Ltd.	21,100	274,339
Nippon Telegraph & Telephone Corp.	82,200	1,871,993
NTT DOCOMO, Inc.	7,800	229,876
Olympus Corp.	21,600	342,724
Ricoh Co., Ltd.	53,700	366,045
Sawai Pharmaceutical Co., Ltd.	10,000	546,043
Sekisui House, Ltd.	17,900	307,069
Sojitz Corp.	241,400	558,681
Sony Corp.	26,600	1,711,818
Sumitomo Corp.	41,300	467,194
Toyota Motor Corp. (A)	12,400	766,653
World Co., Ltd.	19,744	231,636

		22,740,379

Netherlands - 7.9%
Akzo Nobel NV (A)	7,767	589,436
ASM International NV	5,544	610,273
ASR Nederland NV	6,453	173,606
Koninklijke Ahold Delhaize NV	67,634	1,642,176
Koninklijke Philips NV	13,264	578,211
NN Group NV	40,692	1,177,120
NXP Semiconductors NV	10,226	1,018,203
Royal Dutch Shell PLC, B Shares	33,960	543,653

		6,332,678

Norway - 0.2%
Austevoll Seafood ASA	21,575	168,065

Singapore - 0.2%
Yanlord Land Group, Ltd.	211,000	157,730

Spain - 2.5%
Almirall SA	13,626	175,722
Banco Bilbao Vizcaya Argentaria SA	64,917	212,199
Banco Santander SA	95,689	213,806
Iberdrola SA	82,642	822,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Repsol SA	19,659	$ 178,442
Telefonica SA	97,409	445,401

		2,047,674

Sweden - 1.5%
SSAB AB, B Shares (B)	69,571	160,793
Swedish Match AB	6,075	377,115
Telefonaktiebolaget LM Ericsson, B Shares	80,802	690,304

		1,228,212

Switzerland - 9.6%
Credit Suisse Group AG	44,565	406,907
Nestle SA	10,812	1,145,099
Novartis AG	28,281	2,413,457
Roche Holding AG	5,977	2,069,819
Swiss Life Holding AG	2,064	731,942
UBS Group AG	33,115	354,579
Zurich Insurance Group AG	2,055	651,547

		7,773,350

United Kingdom - 12.6%
3i Group PLC	70,875	696,266
AstraZeneca PLC	11,982	1,253,221
Barclays PLC	368,160	491,604
Bellway PLC	7,677	256,883
BP PLC	117,913	464,626
British American Tobacco PLC	22,132	853,061
Coca-Cola European Partners PLC	12,654	501,605
Computacenter PLC	19,922	364,094
Dialog Semiconductor PLC (B)	14,846	466,236
GlaxoSmithKline PLC	41,072	856,868
Halma PLC	19,896	523,073
Imperial Brands PLC	38,171	803,059
Lloyds Banking Group PLC	780,400	315,756

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Redrow PLC	37,526	$ 218,038
Rio Tinto PLC	12,412	576,148
Standard Chartered PLC	68,190	348,429
Tesco PLC	392,733	1,161,632

		10,150,599

Total Common Stocks (Cost $86,701,249)		75,960,697

PREFERRED STOCK - 1.3%
Germany - 1.3%
Volkswagen AG, 4.00% (D)	7,698	1,071,032

Total Preferred Stock (Cost $1,377,175)		1,071,032

EXCHANGE-TRADED FUND - 2.0%
United States - 2.0%
iShares MSCI EAFE ETF (A)	28,540	1,614,508

Total Exchange-Traded Fund (Cost $1,454,396)		1,614,508

OTHER INVESTMENT COMPANY - 4.0%
Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	3,243,139	3,243,139

Total Other Investment Company (Cost $3,243,139)		3,243,139

Total Investments (Cost $92,775,959)		81,889,376
Net Other Assets (Liabilities) - (1.4)%		(1,160,149)

Net Assets - 100.0%		$ 80,729,227

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	15.0%	$12,276,477
Banks	5.8	4,777,704
Trading Companies & Distributors	5.4	4,388,372
Insurance	5.1	4,173,365
Food & Staples Retailing	4.9	4,041,472
Electric Utilities	4.2	3,461,109
IT Services	3.7	3,054,116
Metals & Mining	3.6	2,938,362
Oil, Gas & Consumable Fuels	3.3	2,711,077
Diversified Telecommunication Services	3.3	2,689,741
Semiconductors & Semiconductor Equipment	3.2	2,587,271
Wireless Telecommunication Services	3.1	2,547,017
Household Durables	3.1	2,493,808
Automobiles	3.0	2,488,191
Tobacco	2.8	2,284,197
Beverages	2.7	2,229,303
Technology Hardware, Storage & Peripherals	2.5	2,014,131
Construction & Engineering	2.2	1,831,783

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Food Products	2.1%	$1,747,254
Electronic Equipment, Instruments & Components	2.1	1,742,897
Health Care Equipment & Supplies	2.1	1,705,198
International Equity Funds	2.0	1,614,508
Capital Markets	1.8	1,457,752
Aerospace & Defense	1.2	999,665
Biotechnology	0.9	754,055
Auto Components	0.9	693,932
Communications Equipment	0.8	690,304
Equity Real Estate Investment Trusts	0.8	669,455
Real Estate Management & Development	0.8	649,073
Multi-Utilities	0.7	601,456
Chemicals	0.7	589,436
Construction Materials	0.6	479,990
Industrial Conglomerates	0.5	381,727
Health Care Providers & Services	0.4	359,051
Building Products	0.4	291,352
Specialty Retail	0.3	231,636

Investments	96.0	78,646,237
Short-Term Investments	4.0	3,243,139

Total Investments	100.0%	$81,889,376

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,228,142	$73,732,555	$—	$75,960,697
Preferred Stock	—	1,071,032	—	1,071,032
Exchange-Traded Fund	1,614,508	—	—	1,614,508
Other Investment Company	3,243,139	—	—	3,243,139

Total Investments	$7,085,789	$74,803,587	$—	$81,889,376

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,595,954, collateralized by cash collateral of $3,243,139 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $525,168. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $553,690, representing 0.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 3.5%
General Dynamics Corp.	115,000	$ 15,021,300
Raytheon Technologies Corp.	425,147	27,553,777
Textron, Inc.	239,743	6,319,625

		48,894,702

Automobiles - 4.0%
General Motors Co.	2,500,000	55,725,000

Banks - 5.9%
Citigroup, Inc.	1,145,000	55,601,200
JPMorgan Chase & Co.	280,000	26,812,800

		82,414,000

Beverages - 3.0%
Primo Water Corp.	4,113,891	42,208,522

Biotechnology - 6.2%
AbbVie, Inc.	1,060,000	87,132,000

Building Products - 0.8%
Carrier Global Corp. (A)	600,000	10,626,000

Capital Markets - 3.5%
Morgan Stanley	1,225,000	48,301,750

Chemicals - 4.8%
DuPont de Nemours, Inc.	1,440,000	67,708,800

Communications Equipment - 2.7%
CommScope Holding Co., Inc. (A) (B)	2,328,148	25,632,909
Juniper Networks, Inc.	550,000	11,880,000

		37,512,909

Containers & Packaging - 1.4%
International Paper Co.	575,000	19,693,750

Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	600,000	34,470,000

Electric Utilities - 2.7%
Exelon Corp.	1,029,400	38,170,152

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	450,000	9,904,500

Equity Real Estate Investment Trusts - 2.0%
SL Green Realty Corp. (B)	540,000	28,647,000

Food & Staples Retailing - 4.1%
Walmart, Inc.	467,500	56,824,625

Food Products - 7.2%
Archer-Daniels-Midland Co.	1,700,000	63,138,000
TreeHouse Foods, Inc. (A)	547,842	28,339,867
Tyson Foods, Inc., Class A	144,353	8,977,313

		100,455,180

Industrial Conglomerates - 1.0%
General Electric Co.	2,082,951	14,164,067

Insurance - 5.4%
Allstate Corp.	210,002	21,361,404
American International Group, Inc.	2,107,840	53,602,371

		74,963,775

IT Services - 1.8%
International Business Machines Corp.	198,000	24,860,880

Machinery - 2.9%
Otis Worldwide Corp. (A)	800,000	40,728,000

	Shares	Value
COMMON STOCKS (continued)
Media - 1.0%
Comcast Corp., Class A	375,000	$ 14,111,250

Multi-Utilities - 4.5%
CenterPoint Energy, Inc.	3,710,000	63,181,300

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	295,000	27,140,000
Exxon Mobil Corp.	685,000	31,831,950
Phillips 66	136,715	10,003,436
Williams Cos., Inc.	1,460,000	28,280,200

		97,255,586

Pharmaceuticals - 6.2%
Johnson & Johnson	285,000	42,761,400
Pfizer, Inc.	1,138,796	43,684,215

		86,445,615

Semiconductors & Semiconductor Equipment - 4.4%
Intel Corp.	1,015,000	60,879,700

Specialty Retail - 4.3%
Lowe’s Cos., Inc.	400,000	41,900,000
TJX Cos., Inc.	375,000	18,393,750

		60,293,750

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	95,000	27,911,000

Wireless Telecommunication Services - 1.5%
Vodafone Group PLC, ADR	1,455,000	20,573,700

Total Common Stocks (Cost $1,506,650,412)		1,354,057,513

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $62,834,395 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $64,094,034.	$ 62,834,395	62,834,395

Total Repurchase Agreement (Cost $62,834,395)		62,834,395

Total Investments (Cost $1,569,484,807)		1,416,891,908
Net Other Assets (Liabilities) - (1.5)%		(20,272,069)

Net Assets - 100.0%		$ 1,396,619,839

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,354,057,513	$—	$—	$1,354,057,513
Repurchase Agreement	—	62,834,395	—	62,834,395

Total Investments	$1,354,057,513	$62,834,395	$—	$1,416,891,908

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,024,109, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $22,522,065. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 2.0%
Boeing Co.	2,606	$ 367,498
General Dynamics Corp.	4,571	597,064
Howmet Aerospace, Inc.	12,493	163,283
Huntington Ingalls Industries, Inc.	787	150,640
Lockheed Martin Corp.	2,535	986,267
Northrop Grumman Corp.	1,413	467,237
Raytheon Technologies Corp.	9,336	605,066

		3,337,055

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	9,320	660,788
United Parcel Service, Inc., Class B	4,250	402,305

		1,063,093

Airlines - 0.2%
Alaska Air Group, Inc.	4,011	130,438
Delta Air Lines, Inc.	8,673	224,717

		355,155

Auto Components - 0.2%
Aptiv PLC	4,040	280,982
BorgWarner, Inc.	4,082	116,623

		397,605

Banks - 3.7%
Bank of America Corp.	76,601	1,842,254
Citigroup, Inc.	13,462	653,715
Citizens Financial Group, Inc.	4,344	97,262
Fifth Third Bancorp	26,602	497,191
JPMorgan Chase & Co.	13,897	1,330,777
M&T Bank Corp.	1,714	192,105
Regions Financial Corp.	25,305	272,029
SVB Financial Group (A)	508	98,130
US Bancorp	27,423	1,000,940

		5,984,403

Beverages - 1.7%
Coca-Cola Co.	38,614	1,771,996
Monster Beverage Corp. (A)	2,939	181,660
PepsiCo, Inc.	6,682	883,962

		2,837,618

Biotechnology - 2.4%
AbbVie, Inc.	7,892	648,722
Alexion Pharmaceuticals, Inc. (A)	2,103	226,010
Amgen, Inc.	4,892	1,170,264
Biogen, Inc. (A)	1,822	540,824
Gilead Sciences, Inc.	6,482	544,488
Incyte Corp. (A)	2,489	243,076
Regeneron Pharmaceuticals, Inc. (A)	197	103,598
Vertex Pharmaceuticals, Inc. (A)	1,643	412,722

		3,889,704

Building Products - 0.5%
Allegion PLC	2,578	259,192
Johnson Controls International PLC	14,232	414,294
Masco Corp.	3,821	156,814

		830,300

Capital Markets - 2.7%
Ameriprise Financial, Inc.	3,292	378,382
Cboe Global Markets, Inc.	428	42,535
Charles Schwab Corp.	10,748	405,415

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
E*TRADE Financial Corp.	5,255	$ 213,405
Intercontinental Exchange, Inc.	4,107	367,371
MarketAxess Holdings, Inc.	1,635	743,941
Moody’s Corp.	1,371	334,387
MSCI, Inc.	385	125,895
S&P Global, Inc.	2,678	784,333
T. Rowe Price Group, Inc.	8,751	1,011,878

		4,407,542

Chemicals - 1.4%
Celanese Corp.	3,428	284,764
CF Industries Holdings, Inc.	9,040	248,600
Dow, Inc.	12,421	455,726
DuPont de Nemours, Inc.	5,451	256,306
Ecolab, Inc.	1,999	386,807
LyondellBasell Industries NV, Class A	883	51,170
PPG Industries, Inc.	6,392	580,585

		2,263,958

Commercial Services & Supplies - 0.3%
Cintas Corp.	2,315	513,536

Communications Equipment - 0.6%
Cisco Systems, Inc.	24,138	1,022,968

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	2,546	484,326

Consumer Finance - 0.4%
American Express Co.	1,560	142,350
Capital One Financial Corp.	2,820	182,623
Discover Financial Services	4,339	186,447
Synchrony Financial	6,389	126,438

		637,858

Containers & Packaging - 0.0% (B)
Sealed Air Corp.	2,592	74,105

Distributors - 0.2%
LKQ Corp. (A)	10,131	264,926

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B (A)	18,532	3,472,156

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	56,319	1,716,040
CenturyLink, Inc.	17,961	190,746
Verizon Communications, Inc.	19,139	1,099,535

		3,006,321

Electric Utilities - 2.4%
Duke Energy Corp.	1,905	161,277
Entergy Corp.	3,461	330,560
Evergy, Inc.	19,320	1,128,868
Exelon Corp.	20,210	749,387
NextEra Energy, Inc.	2,865	662,159
NRG Energy, Inc.	9,591	321,586
Pinnacle West Capital Corp.	3,891	299,568
Southern Co.	3,597	204,058

		3,857,463

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	788	87,311
Keysight Technologies, Inc. (A)	4,668	451,722

		539,033

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	5,091	$ 100,649
Schlumberger, Ltd.	7,648	128,639
TechnipFMC PLC	25,279	225,236

		454,524

Entertainment - 1.8%
Activision Blizzard, Inc.	2,709	172,645
Electronic Arts, Inc. (A)	965	110,261
Netflix, Inc. (A)	2,670	1,120,999
Take-Two Interactive Software, Inc. (A)	3,428	414,959
Walt Disney Co.	9,826	1,062,682

		2,881,546

Equity Real Estate Investment Trusts - 2.9%
American Tower Corp.	1,845	439,110
Apartment Investment & Management Co., Class A	2,469	93,007
AvalonBay Communities, Inc.	749	122,049
Boston Properties, Inc.	5,177	503,101
Crown Castle International Corp.	1,132	180,475
Digital Realty Trust, Inc.	715	106,885
Equinix, Inc.	284	191,757
Equity Residential	9,248	601,675
Essex Property Trust, Inc.	2,642	644,912
Extra Space Storage, Inc.	3,891	343,342
Host Hotels & Resorts, Inc.	32,636	401,749
Kimco Realty Corp.	16,469	179,677
Public Storage	1,528	283,368
Realty Income Corp.	3,677	201,941
SBA Communications Corp.	488	141,481
Simon Property Group, Inc.	5,425	362,227

		4,796,756

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,976	598,728
Sysco Corp.	7,177	403,850
Walmart, Inc.	6,851	832,739

		1,835,317

Food Products - 0.7%
General Mills, Inc.	3,785	226,683
Hershey Co.	3,000	397,290
Mondelez International, Inc., Class A	4,707	242,128
Tyson Foods, Inc., Class A	3,651	227,056

		1,093,157

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	16,652	1,533,483
Align Technology, Inc. (A)	1,254	269,422
Boston Scientific Corp. (A)	3,467	129,943
Danaher Corp.	2,053	335,583
Edwards Lifesciences Corp. (A)	3,042	661,635
Hologic, Inc. (A)	5,321	266,582
IDEXX Laboratories, Inc. (A)	1,643	456,097
Medtronic PLC	10,534	1,028,435
Stryker Corp.	691	128,823
Teleflex, Inc.	857	287,438
Zimmer Biomet Holdings, Inc.	2,499	299,130

		5,396,571

Health Care Providers & Services - 3.2%
Anthem, Inc.	2,965	832,364

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc.	679	$ 33,597
Centene Corp. (A)	2,105	140,151
Cigna Corp.	1,192	233,370
CVS Health Corp.	13,531	832,833
DaVita, Inc. (A)	464	36,661
HCA Healthcare, Inc.	540	59,335
Henry Schein, Inc. (A)	6,774	369,589
Humana, Inc.	1,249	476,893
McKesson Corp.	458	64,693
UnitedHealth Group, Inc.	6,153	1,799,568
Universal Health Services, Inc., Class B	2,480	262,111

		5,141,165

Health Care Technology - 0.4%
Cerner Corp.	8,427	584,750

Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (A)	71	62,377
Darden Restaurants, Inc.	608	44,864
Hilton Worldwide Holdings, Inc.	4,428	335,244
Las Vegas Sands Corp.	3,432	164,805
McDonald’s Corp.	3,808	714,228
Starbucks Corp.	11,819	906,872

		2,228,390

Household Durables - 0.6%
D.R. Horton, Inc.	5,763	272,129
Garmin, Ltd.	3,284	266,529
PulteGroup, Inc.	9,672	273,428
Whirlpool Corp.	1,607	179,566

		991,652

Household Products - 2.4%
Church & Dwight Co., Inc.	7,070	494,829
Colgate-Palmolive Co.	11,462	805,435
Kimberly-Clark Corp.	8,523	1,180,265
Procter & Gamble Co.	11,458	1,350,555

		3,831,084

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	32,560	431,420

Industrial Conglomerates - 1.2%
3M Co.	2,546	386,788
General Electric Co.	40,783	277,324
Honeywell International, Inc.	7,606	1,079,292
Roper Technologies, Inc.	608	207,346

		1,950,750

Insurance - 2.0%
Aflac, Inc.	16,581	617,476
Allstate Corp.	5,221	531,080
AON PLC	2,478	427,876
Arthur J. Gallagher & Co.	3,253	255,361
Chubb, Ltd.	3,999	431,932
Hartford Financial Services Group, Inc.	10,934	415,383
MetLife, Inc.	7,642	275,723
Progressive Corp.	3,892	300,852

		3,255,683

Interactive Media & Services - 5.2%
Alphabet, Inc., Class A (A)	980	1,319,766
Alphabet, Inc., Class C (A)	2,935	3,958,317

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	15,026	$ 3,075,972
Twitter, Inc. (A)	1,888	54,148

		8,408,203

Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (A)	2,723	6,736,702
Booking Holdings, Inc. (A)	428	633,684
eBay, Inc.	10,155	404,474

		7,774,860

IT Services - 5.5%
Accenture PLC, Class A	2,357	436,493
Akamai Technologies, Inc. (A)	4,857	474,577
Automatic Data Processing, Inc.	3,178	466,181
Fidelity National Information Services, Inc.	1,819	239,908
FleetCor Technologies, Inc. (A)	1,913	461,511
Global Payments, Inc.	262	43,497
International Business Machines Corp.	8,142	1,022,310
Mastercard, Inc., Class A	7,988	2,196,460
PayPal Holdings, Inc. (A)	5,249	645,627
VeriSign, Inc. (A)	1,101	230,648
Visa, Inc., Class A	15,698	2,805,547

		9,022,759

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	1,000	319,030
Mettler-Toledo International, Inc. (A)	429	308,854
Thermo Fisher Scientific, Inc.	1,822	609,787

		1,237,671

Machinery - 1.2%
Caterpillar, Inc.	3,662	426,184
Cummins, Inc.	4,937	807,199
Dover Corp.	2,213	207,247
Parker-Hannifin Corp.	1,049	165,868
Snap-on, Inc.	2,571	334,976

		1,941,474

Media - 1.9%
Charter Communications, Inc., Class A (A)	2,518	1,246,989
Comcast Corp., Class A	21,888	823,645
Discovery, Inc., Class C (A)	11,551	235,756
Fox Corp., Class B (A)	3,250	83,070
Omnicom Group, Inc. (C)	10,998	627,216

		3,016,676

Metals & Mining - 0.3%
Newmont Corp.	6,116	363,780
Nucor Corp.	1,833	75,501

		439,281

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	15,418	262,569
DTE Energy Co.	392	40,666

		303,235

Multiline Retail - 0.5%
Dollar General Corp.	739	129,547
Kohl’s Corp.	3,981	73,489
Target Corp.	5,356	587,767

		790,803

Oil, Gas & Consumable Fuels - 2.6%
Cabot Oil & Gas Corp.	3,807	82,307

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	6,370	$ 586,040
ConocoPhillips	16,890	711,069
EOG Resources, Inc.	2,569	122,053
Exxon Mobil Corp.	23,931	1,112,074
Hess Corp.	1,846	89,790
HollyFrontier Corp.	3,033	100,210
Kinder Morgan, Inc.	8,446	128,633
Marathon Petroleum Corp.	1,840	59,027
Noble Energy, Inc.	4,353	42,703
Occidental Petroleum Corp.	3,422	56,805
Phillips 66	7,249	530,409
Pioneer Natural Resources Co.	672	60,016
Valero Energy Corp.	5,463	346,081
Williams Cos., Inc.	11,050	214,039

		4,241,256

Pharmaceuticals - 5.2%
Allergan PLC	919	172,165
Bristol-Myers Squibb Co.	17,961	1,092,208
Eli Lilly & Co.	2,861	442,425
Johnson & Johnson	17,498	2,625,400
Merck & Co., Inc.	28,472	2,258,969
Pfizer, Inc.	43,092	1,653,009
Zoetis, Inc.	1,806	233,534

		8,477,710

Professional Services - 0.4%
IHS Markit, Ltd.	8,391	564,715
Verisk Analytics, Inc.	322	49,211

		613,926

Road & Rail - 0.9%
CSX Corp.	15,184	1,005,636
Kansas City Southern	570	74,414
Norfolk Southern Corp.	661	113,097
Union Pacific Corp.	1,495	238,886

		1,432,033

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (A)	6,479	339,435
Applied Materials, Inc.	10,748	533,961
Broadcom, Inc.	1,469	399,010
Intel Corp.	36,018	2,160,359
Lam Research Corp.	2,171	554,213
Maxim Integrated Products, Inc.	1,316	72,354
Microchip Technology, Inc.	1,760	154,405
Micron Technology, Inc. (A)	4,319	206,837
NVIDIA Corp.	4,034	1,179,057
Qorvo, Inc. (A)	2,286	224,096
QUALCOMM, Inc.	8,463	665,784
Texas Instruments, Inc.	12,281	1,425,456

		7,914,967

Software - 8.0%
Adobe, Inc. (A)	3,392	1,199,547
Autodesk, Inc. (A)	666	124,629
Fortinet, Inc. (A)	1,464	157,731
Intuit, Inc.	4,225	1,139,947
Microsoft Corp.	50,147	8,986,844
Oracle Corp.	7,392	391,554
salesforce.com, Inc. (A)	4,017	650,553

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc. (A)	1,027	$ 361,032

		13,011,837

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	412	49,815
AutoZone, Inc. (A)	416	424,453
Best Buy Co., Inc.	4,408	338,226
Home Depot, Inc.	9,650	2,121,359
Lowe’s Cos., Inc.	4,534	474,937
O’Reilly Automotive, Inc. (A)	1,238	478,289
Ross Stores, Inc.	2,560	233,882
TJX Cos., Inc.	8,605	422,075

		4,543,036

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	30,141	8,855,426
Western Digital Corp.	1,999	92,114

		8,947,540

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (C)	5,861	58,259
NIKE, Inc., Class B	4,734	412,710

		470,969

Tobacco - 0.8%
Altria Group, Inc.	17,318	679,732
Philip Morris International, Inc.	8,749	652,675

		1,332,407

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	1,243	$ 342,546

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	6,249	548,662

Total Common Stocks (Cost $151,053,499)		158,923,741

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
SPDR S&P 500 ETF Trust (C)	11,169	3,244,371

Total Exchange-Traded Fund (Cost $2,935,397)		3,244,371

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	3,278,401	3,278,401

Total Other Investment Company (Cost $3,278,401)		3,278,401

Total Investments (Cost $157,267,297)		165,446,513
Net Other Assets (Liabilities) - (1.8)%		(2,864,121)

Net Assets - 100.0%		$ 162,582,392

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$158,923,741	$—	$—	$158,923,741
Exchange-Traded Fund	3,244,371	—	—	3,244,371
Other Investment Company	3,278,401	—	—	3,278,401

Total Investments	$165,446,513	$—	$—	$165,446,513

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,890,452, collateralized by cash collateral of $3,278,401 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $693,697. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	60,728	$ 3,935,782

Beverages - 1.2%
Constellation Brands, Inc., Class A	28,382	4,674,231
Monster Beverage Corp. (A)	77,506	4,790,646

		9,464,877

Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (A)	20,568	2,708,806
Biogen, Inc. (A)	8,032	2,384,139
Moderna, Inc. (A) (B)	65,799	3,026,096
Sarepta Therapeutics, Inc. (A)	16,413	1,934,764
Seattle Genetics, Inc. (A)	28,415	3,899,390
Vertex Pharmaceuticals, Inc. (A)	22,063	5,542,226

		19,495,421

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	66,489	3,204,770

Capital Markets - 0.3%
S&P Global, Inc.	8,533	2,499,145

Chemicals - 0.7%
PPG Industries, Inc.	33,873	3,076,685
Sherwin-Williams Co.	4,711	2,526,839

		5,603,524

Commercial Services & Supplies - 0.4%
Copart, Inc. (A)	38,248	3,064,047

Consumer Finance - 0.6%
American Express Co.	49,004	4,471,615

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	47,698	2,740,250

Electrical Equipment - 0.8%
AMETEK, Inc.	40,721	3,415,270
Eaton Corp. PLC	37,186	3,105,031

		6,520,301

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	25,695	2,847,006
Zebra Technologies Corp., Class A (A)	13,013	2,988,566

		5,835,572

Entertainment - 4.9%
Activision Blizzard, Inc.	64,469	4,108,609
Netflix, Inc. (A)	16,205	6,803,669
Roku, Inc. (A) (B)	48,341	5,860,380
Spotify Technology SA (A)	123,453	18,711,771
Walt Disney Co.	31,651	3,423,056

		38,907,485

Equity Real Estate Investment Trusts - 0.6%
American Tower Corp.	21,651	5,152,938

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	22,294	6,755,082

Health Care Equipment & Supplies - 6.9%
Baxter International, Inc.	62,170	5,519,453
Becton Dickinson and Co.	14,149	3,573,047
DexCom, Inc. (A)	61,207	20,516,586
Edwards Lifesciences Corp. (A)	16,322	3,550,035
Intuitive Surgical, Inc. (A)	35,925	18,353,364
Teleflex, Inc.	11,119	3,729,313

		55,241,798

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.3%
Convetrus, Inc. (A) (B)	196,236	$ 2,333,246
Guardant Health, Inc. (A)	76,530	5,889,749
UnitedHealth Group, Inc.	35,840	10,482,125

		18,705,120

Health Care Technology - 2.7%
Veeva Systems, Inc., Class A (A)	112,037	21,376,660

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	20,408	3,827,724

Household Products - 1.0%
Colgate-Palmolive Co.	66,643	4,683,004
Procter & Gamble Co.	27,159	3,201,231

		7,884,235

Insurance - 0.4%
Allstate Corp.	30,132	3,065,027

Interactive Media & Services - 6.8%
Alphabet, Inc., Class A (A)	13,252	17,846,468
Facebook, Inc., Class A (A)	82,336	16,855,003
Twitter, Inc. (A)	461,279	13,229,482
Zillow Group, Inc., Class C (A) (B)	145,668	6,403,565

		54,334,518

Internet & Direct Marketing Retail - 10.4%
Amazon.com, Inc. (A)	24,684	61,068,216
Chewy, Inc., Class A (A) (B)	232,282	10,043,874
Farfetch, Ltd., Class A (A) (B)	316,745	4,193,704
Wayfair, Inc., Class A (A) (B)	62,453	7,746,670

		83,052,464

IT Services - 16.4%
Adyen NV (A) (C)	7,940	7,841,382
EPAM Systems, Inc. (A)	15,058	3,326,162
FleetCor Technologies, Inc. (A)	17,724	4,275,915
Global Payments, Inc.	30,867	5,124,539
GoDaddy, Inc., Class A (A)	55,453	3,850,102
Leidos Holdings, Inc.	25,661	2,535,564
Mastercard, Inc., Class A	39,198	10,778,274
MongoDB, Inc. (A) (B)	65,667	10,646,591
Okta, Inc. (A)	129,288	19,561,274
PayPal Holdings, Inc. (A)	51,623	6,349,629
Shopify, Inc., Class A (A)	44,838	28,350,619
Square, Inc., Class A (A)	224,494	14,623,539
Twilio, Inc., Class A (A) (B)	117,663	13,213,555

		130,477,145

Life Sciences Tools & Services - 3.3%
10X Genomics, Inc., Class A (A) (B)	75,155	6,002,630
Illumina, Inc. (A)	44,056	14,055,185
Thermo Fisher Scientific, Inc.	19,401	6,493,127

		26,550,942

Machinery - 1.1%
Illinois Tool Works, Inc.	31,134	5,059,275
Nordson Corp.	21,498	3,459,243

		8,518,518

Metals & Mining - 0.1%
Royal Gold, Inc.	8,076	989,552

Oil, Gas & Consumable Fuels - 0.2%
Texas Pacific Land Trust (B)	2,096	1,193,986

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 0.8%
Eli Lilly & Co.	43,004	$ 6,650,138

Professional Services - 0.4%
Equifax, Inc.	19,972	2,774,111

Road & Rail - 3.0%
Norfolk Southern Corp.	16,605	2,841,115
Uber Technologies, Inc. (A)	706,155	21,375,312

		24,216,427

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (A)	86,633	4,538,703
Entegris, Inc.	63,608	3,449,462
KLA Corp.	22,443	3,682,672
Marvell Technology Group, Ltd.	137,410	3,674,343
Micron Technology, Inc. (A)	61,677	2,953,712
Teradyne, Inc.	41,989	2,625,992

		20,924,884

Software - 18.8%
Adobe, Inc. (A)	25,914	9,164,227
Atlassian Corp. PLC, Class A (A)	43,262	6,726,808
Coupa Software, Inc. (A)	75,070	13,219,076
DocuSign, Inc. (A)	28,900	3,027,275
Guidewire Software, Inc. (A)	28,257	2,566,866
Microsoft Corp.	171,651	30,761,576
salesforce.com, Inc. (A)	53,342	8,638,737
ServiceNow, Inc. (A)	59,713	20,991,508
Slack Technologies, Inc., Class A (A)	699,780	18,677,128
SS&C Technologies Holdings, Inc.	53,115	2,929,824
Trade Desk, Inc., Class A (A) (B)	43,157	12,626,875
Workday, Inc., Class A (A)	24,677	3,797,790
Zoom Video Communications, Inc., Class A (A)	126,696	17,125,498

		150,253,188

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.7%
Carvana Co. (A)	104,264	$ 8,352,589
TJX Cos., Inc.	102,358	5,020,660

		13,373,249

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	103,376	30,371,869

Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc., Class B	65,824	5,738,536
PVH Corp.	39,212	1,930,407
Under Armour, Inc., Class C (A)	215,221	1,995,098
VF Corp.	54,718	3,179,116

		12,843,157

Total Common Stocks (Cost $568,132,422)		794,275,521

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	14,166,013	14,166,013

Total Other Investment Company (Cost $14,166,013)		14,166,013

Total Investments (Cost $582,298,435)		808,441,534
Net Other Assets (Liabilities) - (1.3)%		(10,432,305)

Net Assets - 100.0%		$ 798,009,229

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$786,434,139	$7,841,382	$—	$794,275,521
Other Investment Company	14,166,013	—	—	14,166,013

Total Investments	$800,600,152	$7,841,382	$—	$808,441,534

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $68,428,927, collateralized by cash collateral of $14,166,013 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $55,834,487. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the value of the 144A security is $7,841,382, representing 1.0% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 0.5%
L3 Harris Technologies, Inc.	155	$ 30,023
Northrop Grumman Corp.	3,412	1,128,246
Raytheon Technologies Corp.	9,712	629,435

		1,787,704

Airlines - 0.3%
Delta Air Lines, Inc.	34,704	899,181
United Airlines Holdings, Inc. (A)	5,001	147,929

		1,047,110

Banks - 7.3%
Bank of America Corp.	220,832	5,311,010
Bank of Hawaii Corp.	3,267	222,744
Citigroup, Inc.	27,595	1,340,013
Fifth Third Bancorp	151,181	2,825,573
JPMorgan Chase & Co.	61,944	5,931,758
Popular, Inc.	71,577	2,762,156
SVB Financial Group (A)	7,379	1,425,401
US Bancorp	115,982	4,233,343
Wells Fargo & Co.	14,942	434,065

		24,486,063

Beverages - 3.6%
Coca-Cola Co.	183,254	8,409,526
PepsiCo, Inc.	27,227	3,601,860

		12,011,386

Biotechnology - 3.2%
AbbVie, Inc.	35,035	2,879,877
Amgen, Inc.	11,281	2,698,641
Biogen, Inc. (A)	10,236	3,038,352
Gilead Sciences, Inc.	9,092	763,728
Incyte Corp. (A)	13,057	1,275,146

		10,655,744

Capital Markets - 3.4%
Ameriprise Financial, Inc.	26,385	3,032,692
Charles Schwab Corp.	87,622	3,305,102
CME Group, Inc.	3,704	660,090
Goldman Sachs Group, Inc.	1,080	198,093
T. Rowe Price Group, Inc.	35,687	4,126,488

		11,322,465

Chemicals - 1.0%
CF Industries Holdings, Inc.	2,338	64,295
Dow, Inc. (A)	80,495	2,953,361
DuPont de Nemours, Inc.	6,394	300,646

		3,318,302

Commercial Services & Supplies - 0.7%
Cintas Corp.	10,100	2,240,483

Communications Equipment - 2.1%
Cisco Systems, Inc.	165,725	7,023,426

Consumer Finance - 1.6%
Capital One Financial Corp.	59,911	3,879,837
Discover Financial Services	34,296	1,473,699

		5,353,536

Containers & Packaging - 1.0%
Ball Corp.	33,084	2,169,979
Graphic Packaging Holding Co.	87,796	1,172,077

		3,342,056

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 0.3%
frontdoor, Inc. (A)	29,457	$ 1,140,280

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B (A)	22,291	4,176,442

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	175,619	5,351,111
CenturyLink, Inc.	22,185	235,605
Verizon Communications, Inc.	66,785	3,836,798

		9,423,514

Electric Utilities - 3.8%
American Electric Power Co., Inc.	5,743	477,301
Duke Energy Corp.	11,271	954,203
Evergy, Inc.	59,566	3,480,441
Exelon Corp.	90,553	3,357,705
IDACORP, Inc.	8,806	808,215
NextEra Energy, Inc.	5,315	1,228,403
NRG Energy, Inc.	35,669	1,195,982
Pinnacle West Capital Corp.	2,158	166,144
Southern Co.	19,577	1,110,603

		12,778,997

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	5,012	555,329
Keysight Technologies, Inc. (A)	14,332	1,386,908

		1,942,237

Energy Equipment & Services - 0.1%
Baker Hughes Co.	5,446	75,972
Schlumberger, Ltd.	5,732	96,412
TechnipFMC PLC	9,079	80,894

		253,278

Entertainment - 1.0%
Walt Disney Co.	32,452	3,509,684

Equity Real Estate Investment Trusts - 4.1%
AvalonBay Communities, Inc.	381	62,084
Boston Properties, Inc.	36,346	3,532,104
Equity Residential	2,139	139,163
Host Hotels & Resorts, Inc.	224,048	2,758,031
Medical Properties Trust, Inc.	2,902	49,740
Prologis, Inc.	1,415	126,260
Public Storage	19,750	3,662,638
Realty Income Corp.	2,130	116,980
Simon Property Group, Inc.	45,781	3,056,797
VEREIT, Inc.	6,897	37,796
WP Carey, Inc.	545	35,850

		13,577,443

Food & Staples Retailing - 1.0%
Kroger Co.	2,465	77,919
Sysco Corp.	17,824	1,002,956
Walmart, Inc.	17,363	2,110,473

		3,191,348

Food Products - 1.6%
Hershey Co.	19,695	2,608,209
Kraft Heinz Co.	1,731	52,501
Tyson Foods, Inc., Class A	41,900	2,605,761

		5,266,471

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.5%
UGI Corp.	58,735	$ 1,772,622

Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (A)	3,899	837,700
IDEXX Laboratories, Inc. (A)	9,576	2,658,297
Medtronic PLC	7,271	709,868
STERIS PLC	3,416	486,780

		4,692,645

Health Care Providers & Services - 1.6%
Anthem, Inc.	139	39,022
Cigna Corp. (A)	2,507	490,820
CVS Health Corp.	76,106	4,684,324

		5,214,166

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.	3,320	622,699

Household Durables - 0.7%
PulteGroup, Inc.	85,107	2,405,975

Household Products - 3.9%
Church & Dwight Co., Inc.	945	66,141
Colgate-Palmolive Co.	65,363	4,593,058
Kimberly-Clark Corp.	23,331	3,230,877
Procter & Gamble Co.	45,166	5,323,716

		13,213,792

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	181,407	2,403,643
Vistra Energy Corp.	70,978	1,386,910

		3,790,553

Industrial Conglomerates - 2.0%
3M Co.	37,304	5,667,224
General Electric Co.	142,874	971,543

		6,638,767

Insurance - 5.4%
Aflac, Inc.	85,693	3,191,207
Allstate Corp.	40,073	4,076,226
Chubb, Ltd.	22,706	2,452,475
Fidelity National Financial, Inc.	45,825	1,239,566
Hartford Financial Services Group, Inc.	64,373	2,445,530
MetLife, Inc.	67,887	2,449,363
Primerica, Inc.	20,202	2,099,190

		17,953,557

Interactive Media & Services - 0.5%
Alphabet, Inc., Class C (A)	1,138	1,534,775

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (A)	547	809,872
eBay, Inc.	34,439	1,371,705

		2,181,577

IT Services - 2.2%
Automatic Data Processing, Inc.	4,292	629,594
International Business Machines Corp.	22,347	2,805,889
Mastercard, Inc., Class A	2,653	729,495
Visa, Inc., Class A	17,872	3,194,084

		7,359,062

Machinery - 2.0%
Allison Transmission Holdings, Inc.	57,304	2,082,427
Cummins, Inc.	18,792	3,072,492

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Woodward, Inc.	25,867	$ 1,566,506

		6,721,425

Media - 3.8%
Charter Communications, Inc., Class A (A)	6,481	3,209,586
Comcast Corp., Class A	167,656	6,308,895
Discovery, Inc., Class C (A)	17,195	350,950
Omnicom Group, Inc.	50,913	2,903,568

		12,772,999

Metals & Mining - 0.5%
Newmont Corp.	30,542	1,816,638

Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	34,924	433,756
Annaly Capital Management, Inc.	71,904	449,400
Chimera Investment Corp. (B)	14,556	113,100

		996,256

Multi-Utilities - 0.6%
Dominion Energy, Inc.	9,019	695,635
DTE Energy Co.	5,560	576,794
Sempra Energy	2,748	340,340
WEC Energy Group, Inc.	3,265	295,646

		1,908,415

Multiline Retail - 0.2%
Target Corp.	7,474	820,197

Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp.	72,412	6,661,904
ConocoPhillips	80,924	3,406,901
Exxon Mobil Corp.	75,956	3,529,675
HollyFrontier Corp.	32,433	1,071,586
Kinder Morgan, Inc.	15,052	229,242
Marathon Petroleum Corp.	5,647	181,156
Occidental Petroleum Corp.	4,879	80,991
Phillips 66	46,479	3,400,869
Valero Energy Corp.	19,413	1,229,814
Williams Cos., Inc.	1,274	24,677

		19,816,815

Pharmaceuticals - 10.2%
Allergan PLC	2,805	525,489
Bristol-Myers Squibb Co.	91,350	5,554,993
Jazz Pharmaceuticals PLC (A)	2,490	274,523
Johnson & Johnson	73,275	10,994,181
Merck & Co., Inc.	109,066	8,653,296
Pfizer, Inc.	211,708	8,121,119

		34,123,601

Professional Services - 0.8%
IHS Markit, Ltd.	39,299	2,644,823

Road & Rail - 1.0%
CSX Corp.	50,859	3,368,392

Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Inc.	203	55,139
Intel Corp.	99,981	5,996,860
Lam Research Corp.	4,967	1,267,976
Micron Technology, Inc. (A)	15,025	719,547
QUALCOMM, Inc.	21,228	1,670,007
Texas Instruments, Inc.	26,882	3,120,194

		12,829,723

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 1.6%
Adobe, Inc. (A)	3,027	$ 1,070,468
Intuit, Inc.	10,173	2,744,777
Oracle Corp.	29,288	1,551,386

		5,366,631

Specialty Retail - 1.4%
AutoZone, Inc. (A)	1,638	1,671,284
Home Depot, Inc.	13,813	3,036,512

		4,707,796

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	11,449	3,363,716

Tobacco - 2.0%
Altria Group, Inc.	129,571	5,085,662
Philip Morris International, Inc.	19,693	1,469,098

		6,554,760

Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc. (A)	64,801	1,923,294
WW Grainger, Inc.	11,550	3,182,949

		5,106,243

Total Common Stocks (Cost $360,333,346)		328,146,589

	Shares	Value
EXCHANGE-TRADED FUND - 1.6%
U.S. Equity Fund - 1.6%
iShares Russell 1000 Value ETF	46,440	$ 5,120,939

Total Exchange-Traded Fund (Cost $4,475,654)		5,120,939

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	115,280	115,280

Total Other Investment Company (Cost $115,280)		115,280

Total Investments (Cost $364,924,280)		333,382,808
Net Other Assets (Liabilities) - 0.4%		1,414,230

Net Assets - 100.0%		$ 334,797,038

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$328,146,589	$—	$—	$328,146,589
Exchange-Traded Fund	5,120,939	—	—	5,120,939
Other Investment Company	115,280	—	—	115,280

Total Investments	$333,382,808	$—	$—	$333,382,808

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $111,966, collateralized by cash collateral of $115,280. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 6.0%
BWX Technologies, Inc.	172,188	$ 9,136,295
Hexcel Corp.	197,768	6,840,795

		15,977,090

Biotechnology - 6.8%
Bluebird Bio, Inc. (A) (B)	85,845	4,625,329
Incyte Corp. (A)	67,755	6,616,953
Seattle Genetics, Inc. (A)	48,789	6,695,314

		17,937,596

Capital Markets - 3.9%
Hamilton Lane, Inc., Class A	160,444	10,404,793

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (A)	58,331	6,792,645

Electronic Equipment, Instruments & Components - 3.1%
CDW Corp.	73,386	8,131,169

Entertainment - 3.0%
Take-Two Interactive Software, Inc. (A)	64,990	7,867,040

Equity Real Estate Investment Trusts - 3.8%
SBA Communications Corp.	34,756	10,076,460

Health Care Equipment & Supplies - 9.9%
ABIOMED, Inc. (A)	34,486	6,595,447
IDEXX Laboratories, Inc. (A)	44,513	12,356,809
Penumbra, Inc. (A) (B)	40,765	7,228,450

		26,180,706

Hotels, Restaurants & Leisure - 7.1%
Aramark	224,848	6,140,599
Domino’s Pizza, Inc.	17,965	6,502,072
Vail Resorts, Inc.	35,704	6,105,384

		18,748,055

Internet & Direct Marketing Retail - 2.4%
Etsy, Inc. (A)	96,730	6,274,875

IT Services - 3.1%
Square, Inc., Class A (A)	123,756	8,061,466

Life Sciences Tools & Services - 5.0%
ICON PLC (A)	16,148	2,591,269
Mettler-Toledo International, Inc. (A)	14,906	10,731,426

		13,322,695

Professional Services - 5.1%
IHS Markit, Ltd.	111,124	7,478,645
TransUnion	76,879	6,057,297

		13,535,942

Road & Rail - 3.5%
JB Hunt Transport Services, Inc.	90,615	9,162,989

Semiconductors & Semiconductor Equipment - 6.6%
KLA Corp.	55,245	9,065,152
Monolithic Power Systems, Inc.	42,476	8,491,377

		17,556,529

Software - 18.7%
Avalara, Inc. (A)	59,603	5,326,720
Ceridian HCM Holding, Inc. (A)	93,843	5,533,922
DocuSign, Inc. (A)	69,513	7,281,487
Guidewire Software, Inc. (A)	92,747	8,425,137
Slack Technologies, Inc., Class A (A)	165,058	4,405,398
SS&C Technologies Holdings, Inc.	195,248	10,769,880

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (A)	23,615	$ 7,573,094

		49,315,638

Specialty Retail - 3.6%
Burlington Stores, Inc. (A)	52,294	9,553,591

Textiles, Apparel & Luxury Goods - 1.9%
Under Armour, Inc., Class A (A)	474,193	4,941,091

Total Common Stocks (Cost $242,314,555)		253,840,370

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	1,559,745	1,559,745

Total Other Investment Company (Cost $1,559,745)		1,559,745

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $9,191,979 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $9,378,977.	$ 9,191,979	9,191,979

Total Repurchase Agreement (Cost $9,191,979)		9,191,979

Total Investments (Cost $253,066,279)		264,592,094
Net Other Assets (Liabilities) - (0.2)%		(590,117)

Net Assets - 100.0%		$ 264,001,977

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$253,840,370	$—	$—	$253,840,370
Other Investment Company	1,559,745	—	—	1,559,745
Repurchase Agreement	—	9,191,979	—	9,191,979

Total Investments	$255,400,115	$9,191,979	$—	$264,592,094

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,242,475, collateralized by cash collateral of $1,559,745 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,833,087. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Airlines - 0.8%
Alaska Air Group, Inc.	119,816	$ 3,896,416
Delta Air Lines, Inc.	163,300	4,231,103

		8,127,519

Banks - 1.4%
CIT Group, Inc.	658,760	12,503,265
Signature Bank	28,300	3,033,194

		15,536,459

Beverages - 1.8%
Molson Coors Beverage Co., Class B	475,684	19,507,801

Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (A)	214,700	23,073,809
United Therapeutics Corp. (A)	138,300	15,152,148

		38,225,957

Capital Markets - 0.5%
Franklin Resources, Inc.	288,000	5,425,920

Chemicals - 2.9%
Corteva, Inc. (A)	587,200	15,378,768
Mosaic Co.	1,401,900	16,135,869

		31,514,637

Communications Equipment - 1.0%
Arista Networks, Inc. (A)	48,300	10,592,190

Consumer Finance - 1.3%
Ally Financial, Inc.	892,439	14,627,075

Distributors - 2.1%
LKQ Corp. (A)	854,900	22,355,635

Diversified Financial Services - 0.7%
Jefferies Financial Group, Inc.	565,500	7,758,660

Diversified Telecommunication Services - 1.8%
GCI Liberty, Inc., Class A (A)	312,700	19,021,541

Electric Utilities - 4.5%
FirstEnergy Corp.	433,600	17,894,672
OGE Energy Corp.	437,800	13,799,456
PPL Corp.	674,750	17,152,145

		48,846,273

Energy Equipment & Services - 1.6%
Baker Hughes Co.	1,251,600	17,459,820

Equity Real Estate Investment Trusts - 3.3%
Colony Capital, Inc.	2,087,405	4,821,906
Gaming and Leisure Properties, Inc.	407,000	11,493,680
JBG SMITH Properties	584,370	19,839,361

		36,154,947

Food & Staples Retailing - 1.2%
US Foods Holding Corp. (A)	623,200	13,398,800

Food Products - 4.2%
Kraft Heinz Co.	537,400	16,299,342
Post Holdings, Inc. (A)	292,500	26,866,125
Tyson Foods, Inc., Class A	41,500	2,580,885

		45,746,352

Gas Utilities - 2.9%
UGI Corp.	1,053,900	31,806,702

Health Care Equipment & Supplies - 3.3%
Alcon, Inc. (A) (B)	154,000	8,132,740

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	233,000	$ 27,890,100

		36,022,840

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	263,656	23,639,397
Centene Corp. (A)	294,000	19,574,520
Laboratory Corp. of America Holdings (A)	99,838	16,418,359

		59,632,276

Hotels, Restaurants & Leisure - 1.0%
Aramark	381,000	10,405,110

Household Durables - 0.6%
NVR, Inc. (A)	1,935	5,998,500

Insurance - 11.8%
Alleghany Corp.	40,210	21,460,479
Allstate Corp.	231,300	23,527,836
Arch Capital Group, Ltd. (A)	766,100	18,409,383
Fidelity National Financial, Inc.	941,813	25,476,042
Loews Corp.	548,220	19,001,305
Markel Corp. (A)	22,903	19,830,333

		127,705,378

Internet & Direct Marketing Retail - 3.2%
eBay, Inc.	489,700	19,504,751
Expedia Group, Inc.	107,354	7,619,987
Qurate Retail, Inc., Series A (A)	967,200	7,790,796

		34,915,534

IT Services - 1.9%
Alliance Data Systems Corp.	242,500	12,141,975
Euronet Worldwide, Inc. (A)	26,000	2,385,760
FleetCor Technologies, Inc. (A)	25,900	6,248,375

		20,776,110

Machinery - 1.3%
Trinity Industries, Inc. (B)	568,502	10,966,404
Westinghouse Air Brake Technologies Corp.	52,800	2,978,976

		13,945,380

Media - 8.9%
Discovery, Inc., Class C (A)	554,980	11,327,142
DISH Network Corp., Class A (A)	579,143	14,487,262
Fox Corp., Class A	460,400	11,910,548
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	567,500	19,334,725
News Corp., Class A	1,604,955	15,905,104
ViacomCBS, Inc., Class B	1,401,545	24,190,667

		97,155,448

Mortgage Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	2,510,045	15,687,781

Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	1,484,300	25,277,629

Multiline Retail - 2.0%
Dollar Tree, Inc. (A)	271,800	21,654,306

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (A) (B)	1,853,877	5,524,553
EQT Corp.	655,100	9,557,909
HollyFrontier Corp.	323,600	10,691,744

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	983,500	$ 19,050,395

		44,824,601

Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (A)	50,100	5,523,525

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	107,700	5,350,536
Qorvo, Inc. (A)	84,500	8,283,535

		13,634,071

Software - 2.6%
CDK Global, Inc.	375,100	14,733,928
SS&C Technologies Holdings, Inc.	238,800	13,172,208

		27,906,136

Specialty Retail - 1.4%
Foot Locker, Inc.	303,200	7,771,016
Ross Stores, Inc.	83,200	7,601,152

		15,372,168

Technology Hardware, Storage & Peripherals - 1.7%
Dell Technologies, Inc., Class C (A)	133,700	5,707,653
NCR Corp. (A)	621,300	12,749,076

		18,456,729

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (A)	584,500	$ 16,436,140
HD Supply Holdings, Inc. (A)	624,600	18,538,128

		34,974,268

Total Common Stocks (Cost $1,138,834,230)		1,015,974,078

	Principal	Value
REPURCHASE AGREEMENT - 6.8%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $74,059,072 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $75,544,441.	$ 74,059,072	74,059,072

Total Repurchase Agreement (Cost $74,059,072)		74,059,072

Total Investments (Cost $1,212,893,302)		1,090,033,150
Net Other Assets (Liabilities) - (0.3)%		(3,352,578)

Net Assets - 100.0%		$ 1,086,680,572

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,015,974,078	$—	$—	$1,015,974,078
Repurchase Agreement	—	74,059,072	—	74,059,072

Total Investments	$1,015,974,078	$74,059,072	$—	$1,090,033,150

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,512,034, colateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,034,004. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 62.3%
Electric Utilities - 4.2%
NextEra Energy, Inc.	32,000	$ 7,395,840

Gas Utilities - 0.5%
AltaGas, Ltd.	40,600	485,351
Brookfield Infrastructure (A)	7,222	302,313

		787,664

Independent Power & Renewable Electricity Producers - 8.9%
Atlantica Yield PLC	258,600	6,190,884
Clearway Energy, Inc., Class C	128,900	2,581,867
Innergex Renewable Energy, Inc.	172,600	2,316,296
Northland Power, Inc. (B)	57,000	1,223,169
TerraForm Power, Inc.	107,500	1,861,900
TransAlta Corp.	148,500	873,749
TransAlta Renewables, Inc.	66,700	720,692

		15,768,557

Multi-Utilities - 1.0%
Algonquin Power & Utilities Corp. (B)	68,400	948,396
Algonquin Power & Utilities Corp.	57,900	801,915

		1,750,311

Oil, Gas & Consumable Fuels - 47.7%
Antero Midstream Corp.	44,400	210,900
Cheniere Energy, Inc. (A)	55,091	2,572,199
Enbridge, Inc.	327,954	10,061,629
Equitrans Midstream Corp. (B)	232,100	1,944,998
Gibson Energy, Inc.	61,100	870,443
Hess Midstream, LP, Class A (B)	162,000	2,831,760
Kinder Morgan, Inc.	741,900	11,299,137
ONEOK, Inc.	155,400	4,651,122
Pembina Pipeline Corp.	269,600	6,184,624
Phillips 66	110,600	8,092,602
Pinnacle Renewable Energy, Inc. (B)	80,000	401,738
Plains GP Holdings, LP, Class A (A)	528,913	4,860,710
Targa Resources Corp.	394,635	5,114,470
TC Energy Corp.	255,625	11,850,775
Williams Cos., Inc.	677,800	13,128,986

		84,076,093

Total Common Stocks (Cost $132,591,251)		109,778,465

MASTER LIMITED PARTNERSHIPS - 32.0% (C)
Independent Power & Renewable Electricity Producers - 9.6%
Brookfield Renewable Partners, LP (A)	114,300	5,359,527
NextEra Energy Partners, LP	230,622	11,597,980

		16,957,507

Multi-Utilities - 1.4%
Brookfield Infrastructure Partners, LP	65,000	2,547,350

Oil, Gas & Consumable Fuels - 21.0%
BP Midstream Partners, LP	173,755	1,987,757
Energy Transfer, LP	850,837	7,147,031
Enterprise Products Partners, LP	370,211	6,500,905
Enviva Partners, LP	36,109	1,250,094
Hoegh LNG Partners, LP	124,400	1,423,136
KNOT Offshore Partners, LP	112,402	1,593,860
Magellan Midstream Partners, LP	108,300	4,454,379
MPLX, LP	302,281	5,471,286
Phillips 66 Partners, LP	84,800	3,608,240
Rattler Midstream, LP	47,000	320,540

	Shares	Value

MASTER LIMITED PARTNERSHIPS (continued) (C)
Oil, Gas & Consumable Fuels (continued)
Shell Midstream Partners, LP	145,505	$ 2,137,469
TC PipeLines, LP	31,316	1,049,086

		36,943,783

Total Master Limited Partnerships (Cost $72,045,914)		56,448,640

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (D)	1,500,634	1,500,634

Total Other Investment Company (Cost $1,500,634)		1,500,634

	Principal	Value
REPURCHASE AGREEMENT - 6.1%
Fixed Income Clearing Corp., 0.00% (D), dated 04/30/2020, to be repurchased at $10,824,552 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $11,042,398.	$ 10,824,552	10,824,552

Total Repurchase Agreement (Cost $10,824,552)		10,824,552

Total Investments (Cost $216,962,351)		178,552,291
Net Other Assets (Liabilities) - (1.3)%		(2,264,769)

Net Assets - 100.0%		$ 176,287,522

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$109,778,465	$—	$—	$109,778,465
Master Limited Partnerships	56,448,640	—	—	56,448,640
Other Investment Company	1,500,634	—	—	1,500,634
Repurchase Agreement	—	10,824,552	—	10,824,552

Total Investments	$167,727,739	$10,824,552	$—	$178,552,291

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,916,249, collateralized by cash collateral of $1,500,634 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,699,836. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at April 30, 2020.
(E)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 44.6%
Banks - 3.9%
Bank of America Corp.	57,000	$ 1,370,850
Citigroup, Inc.	50,000	2,428,000
JPMorgan Chase & Co.	45,000	4,309,200
Wells Fargo & Co.	60,000	1,743,000

		9,851,050

Biotechnology - 3.1%
AbbVie, Inc.	55,000	4,521,000
Amgen, Inc.	14,000	3,349,080

		7,870,080

Chemicals - 2.1%
Dow, Inc. (A)	61,666	2,262,525
LyondellBasell Industries NV, Class A	50,000	2,897,500

		5,160,025

Communications Equipment - 1.5%
Cisco Systems, Inc.	90,000	3,814,200

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	40,000	2,298,000

Electric Utilities - 0.5%
Duke Energy Corp.	15,000	1,269,900

Energy Equipment & Services - 0.0% (B)
Bristow Group, Inc. (A) (C) (D) (E)	3,188	115,948

Equity Real Estate Investment Trusts - 1.5%
Healthpeak Properties, Inc.	87,500	2,287,250
STORE Capital Corp.	70,008	1,405,061

		3,692,311

Health Care Providers & Services - 1.5%
CVS Health Corp.	60,000	3,693,000

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	16,000	3,000,960

Insurance - 2.0%
Allstate Corp.	15,000	1,525,800
Fidelity National Financial, Inc.	102,500	2,772,625
MetLife, Inc.	20,000	721,600

		5,020,025

Interactive Media & Services - 3.0%
Alphabet, Inc., Class C (A)	5,500	7,417,630

Mortgage Real Estate Investment Trusts - 2.4%
AGNC Investment Corp.	110,000	1,366,200
Annaly Capital Management, Inc.	289,350	1,808,437
Blackstone Mortgage Trust, Inc., Class A (F)	54,925	1,292,385
Starwood Property Trust, Inc.	111,320	1,440,481

		5,907,503

Multi-Utilities - 0.8%
Dominion Energy, Inc.	25,000	1,928,250

Multiline Retail - 1.0%
Target Corp.	22,500	2,469,150

Oil, Gas & Consumable Fuels - 1.1%
BP PLC, ADR (F)	55,000	1,309,000
Royal Dutch Shell PLC, Class B, ADR	45,000	1,438,650

		2,747,650

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	75,000	4,560,750
GlaxoSmithKline PLC, ADR (F)	25,000	1,051,750

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	12,500	$ 1,875,500
Merck & Co., Inc.	50,000	3,967,000
Pfizer, Inc.	25,000	959,000

		12,414,000

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom, Inc.	15,000	4,074,300
Micron Technology, Inc. (A)	25,000	1,197,250
QUALCOMM, Inc.	45,000	3,540,150

		8,811,700

Software - 2.5%
Microsoft Corp.	35,750	6,406,757

Specialty Retail - 1.7%
Foot Locker, Inc.	60,050	1,539,082
Lowe’s Cos., Inc.	26,275	2,752,306

		4,291,388

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	34,500	10,136,100

Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	47,500	706,800

Tobacco - 1.2%
Philip Morris International, Inc.	40,000	2,984,000

Total Common Stocks (Cost $111,915,990)		112,006,427

PREFERRED STOCKS - 7.4%
Automobiles - 0.2%
Ford Motor Co., 6.20%	20,000	354,800

Banks - 2.8%
BancorpSouth Bank, Series A, 5.50%	40,000	1,008,800
Bank of America Corp.
Series GG, 6.00%	20,000	542,400
Series KK, 5.38%	40,000	1,033,200
Citigroup, Inc., Series J, Fixed until 09/30/2023, 7.13% (G)	12,000	328,080
Dime Community Bancshares, Inc., Series A, 5.50%	45,000	1,043,100
JPMorgan Chase & Co., 6.00%	63,000	1,722,420
KeyCorp, Series F, 5.65%	17,451	447,095
Wells Fargo & Co., Series Q, Fixed until 09/15/2023, 5.85% (G)	40,000	1,011,600

		7,136,695

Diversified Financial Services - 0.2%
Voya Financial, Inc., Series B, Fixed until 09/15/2029, 5.35% (G)	19,547	505,094

Energy Equipment & Services - 0.0% (B)
Bristow Group, Inc., Series AI, PIK Rate 10.00%, Cash Rate 0.00% (A) (C) (D) (E) (H)	284	10,329

Equity Real Estate Investment Trusts - 0.6%
Colony Capital, Inc., Series G, 7.50%	8,250	152,708

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Monmouth Real Estate Investment Corp., Series C, 6.13%	50,000	$ 1,222,000

		1,374,708

Insurance - 1.5%
Aspen Insurance Holdings, Ltd., 5.63%	20,000	475,600
Athene Holding, Ltd., Series A, Fixed until 06/30/2029, 6.35% (G)	35,000	849,450
Enstar Group, Ltd., Series E, 7.00%	60,000	1,448,400
Globe Life, Inc., 6.13%	20,000	538,800
WR Berkley Corp., 5.70%	15,000	388,500

		3,700,750

Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (G)	63,100	1,416,595
Annaly Capital Management, Inc., Series F, Fixed until 09/30/2022, 6.95% (G)	62,000	1,396,240
Dynex Capital, Inc., Fixed until 04/15/2025, 6.90% (G)	45,000	1,023,300
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (G)	39,800	786,050

		4,622,185

Real Estate Management & Development - 0.3%
Brookfield Property Partners, LP, Series A -1, 6.50%	39,500	847,275

Total Preferred Stocks (Cost $19,901,046)		18,551,836

MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
AllianceBernstein Holding, LP	35,000	819,700

Total Master Limited Partnership (Cost $679,990)		819,700

	Principal	Value
CORPORATE DEBT SECURITIES - 45.7%
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. 6.13%, 09/01/2023 (I)	$ 500,000	506,250

Auto Components - 1.9%
Cooper Tire & Rubber Co. 7.63%, 03/15/2027	79,000	78,605
Dana, Inc. 5.38%, 11/15/2027	1,750,000	1,544,375
Goodyear Tire & Rubber Co. 7.00%, 03/15/2028	475,000	433,635
Panther BF Aggregator 2, LP / Panther Finance Co., Inc. 6.25%, 05/15/2026 (I)	1,750,000	1,761,375
8.50%, 05/15/2027 (I)	1,250,000	1,059,375

		4,877,365

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.8%
Tesla, Inc. 5.30%, 08/15/2025 (I)	$ 2,000,000	$ 1,950,000

Building Products - 1.1%
Builders FirstSource, Inc. 6.75%, 06/01/2027 (I)	900,000	927,000
JELD-WEN, Inc. 4.88%, 12/15/2027 (F) (I)	2,000,000	1,765,000

		2,692,000

Capital Markets - 1.7%
BCD Acquisition, Inc. 9.63%, 09/15/2023 (I)	2,565,000	2,125,744
Compass Group Diversified Holdings LLC 8.00%, 05/01/2026 (I)	2,000,000	2,090,000

		4,215,744

Chemicals - 2.3%
Blue Cube Spinco LLC 9.75%, 10/15/2023	1,250,000	1,303,125
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 5.13%, 04/01/2025 (I)	1,500,000	1,633,499
Methanex Corp. 5.25%, 12/15/2029	1,500,000	1,262,707
Univar Solutions USA, Inc. 5.13%, 12/01/2027 (I)	1,500,000	1,488,750

		5,688,081

Commercial Services & Supplies - 1.6%
Ashtead Capital, Inc. 5.25%, 08/01/2026 (I)	1,000,000	1,002,500
Cimpress PLC 7.00%, 06/15/2026 (I)	2,350,000	1,706,335
FXI Holdings, Inc. 7.88%, 11/01/2024 (I)	750,000	547,500
Stena International SA 6.13%, 02/01/2025 (I)	300,000	262,500
Waste Pro USA, Inc. 5.50%, 02/15/2026 (I)	500,000	495,000

		4,013,835

Communications Equipment - 0.5%
CommScope Technologies LLC 6.00%, 06/15/2025 (I)	1,000,000	889,900
CommScope, Inc. 8.25%, 03/01/2027 (I)	500,000	479,250

		1,369,150

Construction & Engineering - 1.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.25%, 09/15/2027 (I)	1,300,000	1,189,500
Forestar Group, Inc. 5.00%, 03/01/2028 (I)	2,250,000	1,963,125
New Enterprise Stone & Lime Co., Inc. 6.25%, 03/15/2026 (I)	200,000	188,000
Tutor Perini Corp. 6.88%, 05/01/2025 (I)	250,000	196,875

		3,537,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 1.3%
Cemex SAB de CV 5.45%, 11/19/2029 (F) (I)	$ 1,500,000	$ 1,237,500
Norbord, Inc. 5.75%, 07/15/2027 (I)	2,000,000	1,820,000
US Concrete, Inc. 6.38%, 06/01/2024	305,000	287,996

		3,345,496

Consumer Finance - 1.4%
Altice Financing SA 7.50%, 05/15/2026 (I)	1,050,000	1,094,625
Credit Acceptance Corp. 5.13%, 12/31/2024 (I)	500,000	438,750
6.63%, 03/15/2026	250,000	225,000
Enova International, Inc. 8.50%, 09/15/2025 (I)	2,000,000	1,730,000

		3,488,375

Containers & Packaging - 0.5%
Cascades, Inc. / Cascades USA, Inc. 5.13%, 01/15/2026 (I)	1,100,000	1,100,000
5.38%, 01/15/2028 (I)	100,000	100,450

		1,200,450

Diversified Consumer Services - 0.9%
Carriage Services, Inc. 6.63%, 06/01/2026 (I)	2,261,000	2,229,572

Diversified Financial Services - 1.8%
Cornerstone Chemical Co. 6.75%, 08/15/2024 (I)	1,000,000	810,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 6.25%, 02/01/2022	1,500,000	1,515,000
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.33%(G), 12/21/2065 (I)	900,000	432,000
Quicken Loans, Inc. 5.25%, 01/15/2028 (I)	1,250,000	1,213,500
5.75%, 05/01/2025 (I)	550,000	539,000

		4,509,500

Diversified Telecommunication Services - 0.6%
Zayo Group Holdings, Inc. 6.13%, 03/01/2028 (I)	1,500,000	1,413,780

Electric Utilities - 0.6%
Drax Finco PLC 6.63%, 11/01/2025 (I)	1,371,000	1,398,420

Electronic Equipment, Instruments & Components - 0.1%
MTS Systems Corp. 5.75%, 08/15/2027 (I)	300,000	278,250

Energy Equipment & Services - 3.1%
Archrock Partners, LP / Archrock Partners Finance Corp. 6.25%, 04/01/2028 (I)	1,500,000	1,117,500
Enviva Partners, LP / Enviva Partners Finance Corp. 6.50%, 01/15/2026 (I)	3,800,000	3,980,500
Transocean Poseidon, Ltd. 6.88%, 02/01/2027 (I)	1,250,000	981,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Transocean Sentry, Ltd. 5.38%, 05/15/2023 (I)	$ 750,000	$ 570,000
Transocean, Inc. 8.00%, 02/01/2027 (I)	1,000,000	397,180
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 04/01/2026	1,000,000	805,000

		7,851,430

Equity Real Estate Investment Trusts - 0.7%
GEO Group, Inc. 5.13%, 04/01/2023	1,500,000	1,256,250
5.88%, 01/15/2022	650,000	601,250

		1,857,500

Food Products - 1.2%
B&G Foods, Inc. 5.25%, 04/01/2025	1,984,000	2,008,800
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (I)	1,000,000	1,010,130

		3,018,930

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. 11.50%, 04/01/2023 (I)	1,000,000	1,044,843
Marriott Ownership Resorts, Inc. 4.75%, 01/15/2028 (I)	1,200,000	1,050,000
Scientific Games International, Inc. 7.00%, 05/15/2028(I)	2,350,000	1,692,000
8.25%, 03/15/2026(I)	1,000,000	755,000
VOC Escrow, Ltd. 5.00%, 02/15/2028 (I)	866,000	680,416
Wyndham Destinations, Inc. 6.35%, 10/01/2025	650,000	575,250

		5,797,509

Household Durables - 0.7%
LGI Homes, Inc. 6.88%, 07/15/2026 (I)	2,026,000	1,886,712

Household Products - 0.7%
Central Garden & Pet Co. 6.13%, 11/15/2023	1,700,000	1,717,000

Industrial Conglomerates - 0.6%
General Electric Co. Fixed until 01/21/2021 (J), 5.00% (G)	2,000,000	1,638,750

Insurance - 0.4%
Athene Holding, Ltd. 6.15%, 04/03/2030	1,000,000	1,046,505

IT Services - 0.9%
Leidos, Inc. 7.13%, 07/01/2032	1,800,000	1,980,000
Science Applications International Corp. 4.88%, 04/01/2028 (I)	250,000	244,827

		2,224,827

Leisure Products - 0.6%
Mattel, Inc. 5.88%, 12/15/2027 (F) (I)	1,500,000	1,459,800

Machinery - 1.7%
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (I)	250,000	242,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Meritor, Inc. 6.25%, 02/15/2024	$ 1,440,000	$ 1,397,376
Mueller Industries, Inc. 6.00%, 03/01/2027	1,400,000	1,288,000
Terex Corp. 5.63%, 02/01/2025 (F) (I)	1,150,000	1,043,165
Wabash National Corp. 5.50%, 10/01/2025 (I)	500,000	410,000

		4,381,041

Marine - 0.1%
Tidewater, Inc. 8.00%, 08/01/2022	393,528	373,852

Media - 1.5%
CSC Holdings LLC 7.75%, 07/15/2025 (I)	1,000,000	1,042,880
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%, 08/15/2026 (I)	1,250,000	950,000
6.63%, 08/15/2027 (F) (I)	1,500,000	821,250
TEGNA, Inc. 5.00%, 09/15/2029 (I)	1,000,000	887,820

		3,701,950

Metals & Mining - 0.9%
Arconic Corp. 6.00%, 05/15/2025 (I) (K)	250,000	252,812
Kaiser Aluminum Corp. 6.50%, 05/01/2025 (I)	1,200,000	1,215,000
U.S. Steel Corp. 6.88%, 08/15/2025	1,000,000	675,000

		2,142,812

Mortgage Real Estate Investment Trusts - 0.3%
AG Issuer LLC 6.25%, 03/01/2028 (I)	1,000,000	883,170

Multiline Retail - 0.6%
Dillard’s, Inc. 7.00%, 12/01/2028	230,000	172,344
7.75%, 07/15/2026	1,150,000	997,488
7.88%, 01/01/2023	350,000	332,583

		1,502,415

Oil, Gas & Consumable Fuels - 3.0%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,559,000	1,551,086
6.38%, 05/01/2024	450,000	453,729
Hess Midstream Operations, LP 5.13%, 06/15/2028 (I)	2,000,000	1,752,400
Holly Energy Partners, LP / Holly Energy Finance Corp. 5.00%, 02/01/2028 (I)	1,000,000	909,700
HollyFrontier Corp. 5.88%, 04/01/2026	1,000,000	1,022,715
NuStar Logistics, LP 6.00%, 06/01/2026	1,000,000	900,000
Sunoco, LP / Sunoco Finance Corp. 6.00%, 04/15/2027	500,000	487,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. 8.75%, 06/15/2030	$ 300,000	$ 400,696

		7,477,826

Paper & Forest Products - 0.1%
Boise Cascade Co. 5.63%, 09/01/2024 (I)	150,000	149,250

Personal Products - 0.8%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25%, 08/15/2026 (I)	2,000,000	1,948,600

Pharmaceuticals - 0.4%
Bausch Health Cos., Inc. 5.00%, 01/30/2028 (I)	500,000	479,844
5.25%, 01/30/2030 (I)	500,000	495,005

		974,849

Professional Services - 0.1%
AMN Healthcare, Inc. 5.13%, 10/01/2024 (I)	380,000	376,466

Real Estate Management & Development - 0.5%
Hunt Cos., Inc. 6.25%, 02/15/2026 (I)	347,000	294,950
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	1,000,000	956,450

		1,251,400

Road & Rail - 0.6%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (I)	350,000	287,000
6.75%, 03/15/2022 (I)	1,415,000	1,278,665

		1,565,665

Software - 0.5%
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc. 6.00%, 07/15/2025 (I)	1,250,000	1,262,500

Specialty Retail - 1.9%
Carvana Co. 8.88%, 10/01/2023 (I)	3,082,000	3,012,655
L Brands, Inc. 6.69%, 01/15/2027	1,000,000	700,000
Lithia Motors, Inc. 5.25%, 08/01/2025 (I)	1,000,000	967,500

		4,680,155

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (I)	750,000	915,664

Textiles, Apparel & Luxury Goods - 0.0% (B)
PVH Corp. 7.75%, 11/15/2023	100,000	108,000

Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (F) (I)	1,500,000	1,432,500
H&E Equipment Services, Inc. 5.63%, 09/01/2025	1,500,000	1,428,900

		2,861,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.3%
Altice France SA 7.38%, 05/01/2026 (I)	$ 2,000,000	$ 2,090,000
Sprint Corp. 7.88%, 09/15/2023	1,000,000	1,123,850

		3,213,850

Total Corporate Debt Securities (Cost $127,362,135)		114,983,596

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (L)	3,515,809	3,515,809

Total Other Investment Company (Cost $3,515,809)		3,515,809

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.00% (L), dated 04/30/2020, to be repurchased at $3,207,440 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $3,274,534.

$ 3,207,440	$ 3,207,440

Total Repurchase Agreement (Cost $3,207,440)	3,207,440

Total Investments (Cost $266,582,410)	253,084,808
Net Other Assets (Liabilities) - (0.7)%	(1,787,008)

Net Assets - 100.0%	$ 251,297,800

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Common Stocks	$111,890,479	$—	$115,948	$112,006,427
Preferred Stocks	18,541,507	—	10,329	18,551,836
Master Limited Partnership	819,700	—	—	819,700
Corporate Debt Securities	—	114,983,596	—	114,983,596
Other Investment Company	3,515,809	—	—	3,515,809
Repurchase Agreement	—	3,207,440	—	3,207,440

Total Investments	$134,767,495	$118,191,036	$126,277	$253,084,808

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (E)	$—	$—	$115,948	$—
Preferred Stocks (E)	—	—	10,329	—

Total	$—	$—	$126,277	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the total value of securities is $126,277, representing 0.1% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,711,825, collateralized by cash collateral of $3,515,809 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,400,133. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $82,334,779, representing 32.8% of the Fund’s net assets.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at April 30, 2020.
(M)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 59.9%
Aerospace & Defense - 0.8%
General Dynamics Corp.	13,009	$ 1,699,236
Northrop Grumman Corp.	8,842	2,923,784
Raytheon Technologies Corp.	55,353	3,587,428

		8,210,448

Airlines - 0.1%
Delta Air Lines, Inc.	23,526	609,558
Southwest Airlines Co.	17,079	533,719
United Airlines Holdings, Inc. (A)	5,800	171,564

		1,314,841

Auto Components - 0.1%
Magna International, Inc.	22,342	872,008

Automobiles - 0.1%
General Motors Co.	53,697	1,196,906

Banks - 2.0%
Bank of America Corp.	144,453	3,474,095
Citigroup, Inc.	147,210	7,148,518
Citizens Financial Group, Inc.	53,701	1,202,365
KeyCorp	181,545	2,114,999
Regions Financial Corp.	156,098	1,678,054
Truist Financial Corp.	12,256	457,394
Wells Fargo & Co.	122,430	3,556,591

		19,632,016

Beverages - 1.0%
Coca-Cola Co.	130,209	5,975,291
Constellation Brands, Inc., Class A	19,084	3,142,944
Monster Beverage Corp. (A)	9,600	593,376

		9,711,611

Biotechnology - 1.7%
AbbVie, Inc.	74,961	6,161,794
Alexion Pharmaceuticals, Inc. (A)	16,244	1,745,743
Amgen, Inc.	4,846	1,159,260
Biogen, Inc. (A)	6,709	1,991,432
Gilead Sciences, Inc.	8,035	674,940
Regeneron Pharmaceuticals, Inc. (A)	4,717	2,480,576
Vertex Pharmaceuticals, Inc. (A)	8,425	2,116,360

		16,330,105

Building Products - 0.5%
Carrier Global Corp. (A)	63,154	1,118,457
Masco Corp.	42,399	1,740,055
Trane Technologies PLC	19,098	1,669,547

		4,528,059

Capital Markets - 1.9%
BlackRock, Inc.	4,731	2,375,151
Charles Schwab Corp.	34,993	1,319,936
CME Group, Inc.	13,303	2,370,728
Goldman Sachs Group, Inc.	8,127	1,490,654
MarketAxess Holdings, Inc.	1,544	702,536
Morgan Stanley	109,924	4,334,303
MSCI, Inc.	773	252,771
S&P Global, Inc.	10,325	3,023,986
State Street Corp.	31,917	2,012,048
T. Rowe Price Group, Inc.	4,900	566,587

		18,448,700

Chemicals - 0.9%
Air Products & Chemicals, Inc.	5,369	1,211,139

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp.	16,978	$ 1,410,362
Dow, Inc. (A)	32,814	1,203,946
DuPont de Nemours, Inc.	19,341	909,414
Eastman Chemical Co.	36,604	2,214,908
Linde PLC	9,347	1,719,754
LyondellBasell Industries NV, Class A	12,403	718,754

		9,388,277

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,597	576,092

Communications Equipment - 0.2%
Cisco Systems, Inc.	45,721	1,937,656
Motorola Solutions, Inc.	2,423	348,452

		2,286,108

Consumer Finance - 0.4%
American Express Co.	30,643	2,796,174
Capital One Financial Corp.	22,521	1,458,460

		4,254,634

Containers & Packaging - 0.4%
Avery Dennison Corp.	14,945	1,649,779
Crown Holdings, Inc. (A)	17,832	1,148,559
Packaging Corp. of America	4,882	471,845
WestRock Co.	21,613	695,722

		3,965,905

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	9,719	161,821

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	50,668	9,493,157
Voya Financial, Inc.	27,289	1,232,644

		10,725,801

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	124,899	7,175,448

Electric Utilities - 1.6%
American Electric Power Co., Inc.	15,101	1,255,044
Duke Energy Corp.	22,489	1,903,919
Entergy Corp.	36,714	3,506,554
Evergy, Inc.	7,750	452,833
NextEra Energy, Inc.	27,037	6,248,791
Southern Co.	21,191	1,202,165
Xcel Energy, Inc.	18,217	1,157,873

		15,727,179

Electrical Equipment - 0.6%
Eaton Corp. PLC	48,542	4,053,257
Emerson Electric Co.	26,073	1,486,943

		5,540,200

Electronic Equipment, Instruments & Components - 0.0% (B)
TE Connectivity, Ltd.	3,773	277,165

Entertainment - 0.7%
Electronic Arts, Inc. (A)	9,788	1,118,377
Netflix, Inc. (A)	13,298	5,583,165

		6,701,542

Equity Real Estate Investment Trusts - 1.2%
Equinix, Inc.	4,919	3,321,309
Equity Residential	36,829	2,396,095
Mid-America Apartment Communities, Inc.	9,829	1,100,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Prologis, Inc.	36,760	$ 3,280,095
Realty Income Corp.	5,231	287,286
Sun Communities, Inc.	3,354	450,777
UDR, Inc.	7,264	272,182
Ventas, Inc.	19,277	623,611

		11,731,417

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	15,368	4,656,504
Kroger Co.	28,510	901,201

		5,557,705

Food Products - 0.4%
Conagra Brands, Inc.	12,229	408,938
Mondelez International, Inc., Class A	72,556	3,732,280

		4,141,218

Health Care Equipment & Supplies - 1.8%
ABIOMED, Inc. (A)	1,101	210,566
Baxter International, Inc.	35,760	3,174,773
Boston Scientific Corp. (A)	52,371	1,962,865
Edwards Lifesciences Corp. (A)	3,611	785,393
Intuitive Surgical, Inc. (A)	1,959	1,000,814
Medtronic PLC	71,483	6,978,885
Zimmer Biomet Holdings, Inc.	32,204	3,854,819

		17,968,115

Health Care Providers & Services - 1.9%
Anthem, Inc.	8,214	2,305,916
Cigna Corp. (A)	19,204	3,759,759
DaVita, Inc. (A)	9,324	736,689
McKesson Corp.	23,503	3,319,799
UnitedHealth Group, Inc.	29,308	8,571,711

		18,693,874

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	18,777	1,421,607
Yum! Brands, Inc.	21,347	1,845,021

		3,266,628

Household Durables - 0.2%
Lennar Corp., Class A	36,810	1,843,077

Household Products - 1.1%
Kimberly-Clark Corp.	8,218	1,138,029
Procter & Gamble Co.	80,642	9,505,272

		10,643,301

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	46,988	6,667,597

Insurance - 1.0%
Allstate Corp.	37,847	3,849,797
AON PLC	3,378	583,279
Arch Capital Group, Ltd. (A)	10,742	258,130
Arthur J. Gallagher & Co.	6,883	540,316
Cincinnati Financial Corp.	11,426	751,831
Everest Re Group, Ltd.	1,083	187,500
Hartford Financial Services Group, Inc.	44,766	1,700,660
Marsh & McLennan Cos., Inc.	21,879	2,129,483

		10,000,996

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	8,306	11,185,690
Alphabet, Inc., Class C (A)	7,411	9,994,919

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A (A)	59,364	$ 12,152,405

		33,333,014

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (A)	11,582	28,653,868
Booking Holdings, Inc. (A)	785	1,162,248
Expedia Group, Inc.	16,083	1,141,571

		30,957,687

IT Services - 3.9%
Accenture PLC, Class A	21,686	4,016,030
Automatic Data Processing, Inc.	24,705	3,623,976
Fiserv, Inc. (A)	14,826	1,527,968
FleetCor Technologies, Inc. (A)	2,133	514,586
International Business Machines Corp.	32,792	4,117,364
Leidos Holdings, Inc.	23,563	2,328,260
Mastercard, Inc., Class A	40,059	11,015,023
PayPal Holdings, Inc. (A)	60,965	7,498,695
Visa, Inc., Class A	21,998	3,931,483

		38,573,385

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	3,616	1,153,613
Thermo Fisher Scientific, Inc.	20,599	6,894,073

		8,047,686

Machinery - 1.1%
Cummins, Inc.	17,483	2,858,471
Deere & Co.	10,696	1,551,562
Otis Worldwide Corp. (A)	10,013	509,762
Parker-Hannifin Corp.	16,492	2,607,715
Snap-on, Inc.	5,736	747,343
Stanley Black & Decker, Inc.	22,315	2,459,113

		10,733,966

Media - 1.6%
Altice USA, Inc., Class A (A)	25,866	671,740
Charter Communications, Inc., Class A (A)	12,825	6,351,325
Comcast Corp., Class A	159,801	6,013,312
Discovery, Inc., Class A (A)	52,820	1,184,224
Discovery, Inc., Class C (A)	57,684	1,177,330

		15,397,931

Metals & Mining - 0.1%
Newmont Corp.	19,589	1,165,154

Multi-Utilities - 0.3%
Ameren Corp.	14,275	1,038,506
CMS Energy Corp.	27,498	1,569,861
Sempra Energy	6,819	844,533

		3,452,900

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	14,225	1,133,305
Target Corp.	27,624	3,031,458

		4,164,763

Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (A)	14,929	697,035
Chevron Corp.	70,420	6,478,640
Diamondback Energy, Inc.	21,232	924,441
EOG Resources, Inc.	57,515	2,732,538
Exxon Mobil Corp.	22,072	1,025,686
Marathon Petroleum Corp.	42,373	1,359,326

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	41,532	$ 1,243,053
Phillips 66	7,080	518,043
Pioneer Natural Resources Co.	26,734	2,387,613
Williams Cos., Inc.	29,535	572,093

		17,938,468

Pharmaceuticals - 3.0%
Allergan PLC	7,718	1,445,890
Bristol-Myers Squibb Co.	109,009	6,628,837
Eli Lilly & Co.	37,416	5,786,010
Johnson & Johnson	42,881	6,433,865
Merck & Co., Inc.	99,660	7,907,025
Pfizer, Inc.	40,229	1,543,185

		29,744,812

Professional Services - 0.1%
Verisk Analytics, Inc.	4,029	615,752

Road & Rail - 0.8%
CSX Corp.	16,726	1,107,763
Kansas City Southern	3,235	422,329
Lyft, Inc., Class A (A)	18,515	607,848
Norfolk Southern Corp.	27,330	4,676,163
Union Pacific Corp.	7,484	1,195,868

		8,009,971

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (A)	27,202	1,425,113
Analog Devices, Inc.	40,449	4,433,210
Intel Corp.	24,159	1,449,057
Lam Research Corp.	10,852	2,770,299
Microchip Technology, Inc. (C)	13,215	1,159,352
Micron Technology, Inc. (A)	36,058	1,726,818
NVIDIA Corp.	13,481	3,940,227
NXP Semiconductors NV	24,600	2,449,422
Qorvo, Inc. (A)	14,748	1,445,746
QUALCOMM, Inc.	15,291	1,202,943
Teradyne, Inc.	17,689	1,106,270
Texas Instruments, Inc.	50,879	5,905,525

		29,013,982

Software - 5.2%
Fortinet, Inc. (A)	3,524	379,676
Intuit, Inc.	17,477	4,715,470
Microsoft Corp.	219,234	39,288,925
salesforce.com, Inc. (A)	37,315	6,043,164
Workday, Inc., Class A (A)	6,208	955,411

		51,382,646

Specialty Retail - 2.1%
AutoZone, Inc. (A)	2,690	2,744,661
Best Buy Co., Inc.	40,770	3,128,282
Home Depot, Inc.	26,683	5,865,724
Lowe’s Cos., Inc.	41,401	4,336,755
Ross Stores, Inc.	20,686	1,889,873
TJX Cos., Inc.	55,009	2,698,191

		20,663,486

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	109,872	32,280,394
HP, Inc.	82,840	1,284,848

		33,565,242

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	3,850	$ 301,070
NIKE, Inc., Class B	45,185	3,939,228
Ralph Lauren Corp.	8,760	646,313

		4,886,611

Tobacco - 0.9%
Altria Group, Inc.	88,681	3,480,729
Philip Morris International, Inc.	67,601	5,043,035

		8,523,764

Trading Companies & Distributors - 0.0% (B)
HD Supply Holdings, Inc. (A)	11,779	349,601

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	42,921	3,768,464

Total Common Stocks (Cost $426,985,222)		591,828,079

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 7.13% (D)	11,963	320,250

Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	960	23,040

Total Preferred Stocks (Cost $351,477)		343,290

	Principal	Value
ASSET-BACKED SECURITIES - 3.2%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 281,128	298,318
BlueMountain CLO, Ltd. Series 2015-2A, Class A1R, 3-Month LIBOR + 0.93%, 2.07% (D), 07/18/2027 (E)	789,863	771,855
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	317,326	305,950
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	353,652	350,487
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 2.35% (D), 10/18/2030 (E)	1,975,000	1,926,658
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (E)	299,805	285,607
ICG CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 2.36% (D), 01/20/2030 (E)	668,469	627,788
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	527,385	542,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	$ 860,280	$ 878,508
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E)	486,015	483,418
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 2.56% (D), 04/15/2029 (E)	1,167,592	1,127,927
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (D), 04/25/2057 (E)	155,682	155,500
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	102,198	100,197
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	102,803	100,290
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	320,660	304,070
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	1,800,000	1,714,449
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	900,000	869,554
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (E)	100,000	97,867
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 2.33% (D), 01/20/2031 (E)	800,000	760,060
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (E)	1,066,000	1,063,780
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	2,150,000	2,130,566
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	685,613	659,170
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	99,881	96,160
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	81,720	77,378
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	583,412	556,585
Palmer Square CLO, Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 2.24% (D), 07/20/2030 (E)	2,000,000	1,930,988
Sierra Timeshare Receivables Funding LLC Series 2016-2A, Class A, 2.33%, 07/20/2033 (E)	143,374	140,085
SolarCity LMC LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	380,781	368,030
SPS Servicer Advanced Receivables Trust Series 2019-T2, Class AT2, 2.32%, 10/15/2052 (E)	1,040,000	1,016,946

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	$ 248,473	$ 248,906
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	316,088	316,859
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	268,346	267,938
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	349,891	350,667
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	294,587	295,276
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	653,049	655,815
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	289,200	288,580
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	615,539	613,812
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	836,495	840,998
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	863,706	865,995
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	363,218	364,333
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E) (F)	0	0
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	979,315	996,374
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	1,390,053	1,441,821
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	907,148	927,436
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	189,295	196,809
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	1,155,000	1,152,287
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	129,583	125,793
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	512,573	492,477
Wellfleet CLO, Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 2.28% (D), 10/20/2028 (E)	812,749	783,899

Total Asset-Backed Securities (Cost $31,519,555)		30,966,751

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.40%, 04/15/2030 (E)	356,000	385,347
Boeing Co.
3.50%, 03/01/2039	761,000	612,075
5.15%, 05/01/2030	737,000	737,000
Huntington Ingalls Industries, Inc. 3.84%, 05/01/2025 (E)	312,000	328,028

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
L3 Harris Technologies, Inc. 2.90%, 12/15/2029	$ 414,000	$ 422,631

		2,485,081

Airlines - 0.4%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	656,737	602,696
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	333,648	333,407
6.82%, 02/10/2024	1,039,906	995,824
JetBlue Pass-Through Trust 2.75%, 11/15/2033	741,000	651,904
United Airlines Pass-Through Trust Series A, 3.75%, 03/03/2028	717,478	628,638
US Airways Pass-Through Trust 5.38%, 05/15/2023	628,340	547,967

		3,760,436

Auto Components - 0.0% (B)
BorgWarner, Inc. 3.38%, 03/15/2025 (C)	321,000	326,538

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	422,000	415,959
6.25%, 10/02/2043	112,000	98,037

		513,996

Banks - 2.0%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	1,936,000	2,066,017
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,097,000	1,177,380
Barclays Bank PLC 10.18%, 06/12/2021 (E)	1,125,000	1,205,615
Barclays PLC 5.20%, 05/12/2026	549,000	590,488
CIT Group, Inc. 4.13%, 03/09/2021	70,000	68,775
Citigroup, Inc. Fixed until 10/27/2027, 3.52% (D), 10/27/2028	1,824,000	1,943,138
Commerzbank AG 8.13%, 09/19/2023 (E)	1,117,000	1,230,293
Credit Agricole SA 3.25%, 01/14/2030 (E)	824,000	834,156
Credit Suisse AG 2.80%, 04/08/2022	849,000	869,124
Danske Bank A/S Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	939,000	939,359
Discover Bank 3.45%, 07/27/2026	1,163,000	1,156,863
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	420,000	419,880
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (D), 04/22/2041	793,000	822,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	$ 1,030,000	$ 1,099,677
4.13%, 12/15/2026	1,015,000	1,121,592
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	303,000	308,049
Fixed until 07/09/2024, 3.87% (D), 07/09/2025	466,000	490,284
National Australia Bank, Ltd. Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (E)	830,000	863,135
Royal Bank of Scotland Group PLC Fixed until 06/25/2023, 4.52% (D), 06/25/2024	376,000	398,357
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,368,000	1,477,784
Fixed until 06/15/2024 (G), 5.90% (C) (D)	340,000	345,100

		19,428,061

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030 (C)	563,000	603,212
4.15%, 01/23/2025	316,000	351,834
4.44%, 10/06/2048	504,000	548,094
4.75%, 01/23/2029	662,000	765,853
Constellation Brands, Inc.
3.15%, 08/01/2029	335,000	346,630
3.70%, 12/06/2026	152,000	161,672
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	481,000	512,432
Pernod Ricard SA
4.45%, 01/15/2022 (E)	385,000	403,507
5.75%, 04/07/2021 (E)	1,095,000	1,135,510

		4,828,744

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	430,807
4.05%, 11/21/2039 (E)	344,000	381,545
Amgen, Inc. 2.20%, 02/21/2027	571,000	586,230
Biogen, Inc. 2.25%, 05/01/2030	726,000	725,011
Gilead Sciences, Inc. 4.15%, 03/01/2047	177,000	223,105

		2,346,698

Building Products - 0.1%
Carrier Global Corp. 2.72%, 02/15/2030 (E)	665,000	628,549

Capital Markets - 1.0%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	344,000	355,223
3.70%, 10/15/2024	563,000	610,919
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	772,000	818,070
3.80%, 06/09/2023	738,000	772,463

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	$ 1,107,000	$ 1,155,118
6.75%, 10/01/2037	721,000	984,698
Lazard Group LLC 4.50%, 09/19/2028	782,000	825,049
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	709,000	724,491
3.70%, 10/23/2024, MTN	1,041,000	1,123,166
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	168,000	184,501
5.00%, 11/24/2025	486,000	549,027
State Street Corp. Fixed until 03/30/2022, 2.83% (D), 03/30/2023 (E)	465,000	477,878
UBS AG 7.63%, 08/17/2022	1,047,000	1,130,760
UBS Group AG Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (E)	336,000	350,341

		10,061,704

Chemicals - 0.1%
Syngenta Finance NV 3.93%, 04/23/2021 (E)	828,000	820,806

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (E)	360,000	360,090
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	186,000	183,325
3.30%, 12/01/2026 (E)	368,000	367,903
3.85%, 11/15/2024 (E)	521,000	536,347
Waste Connections, Inc. 2.60%, 02/01/2030	503,000	511,481

		1,959,146

Communications Equipment - 0.1%
Nokia OYJ 3.38%, 06/12/2022	654,000	658,905

Construction & Engineering - 0.4%
SBA Tower Trust
2.84%, 01/15/2025 (E)	2,715,000	2,764,893
2.88%, 07/15/2046 (E)	566,000	568,546
3.17%, 04/09/2047 (E)	745,000	755,186
3.45%, 03/15/2048 (E)	345,000	350,399

		4,439,024

Construction Materials - 0.2%
CRH America Finance, Inc. 4.50%, 04/04/2048 (E)	575,000	616,023
LafargeHolcim Finance LLC 4.75%, 09/22/2046 (E)	780,000	800,792
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	373,000	387,446
4.25%, 12/15/2047	440,000	449,010

		2,253,271

Consumer Finance - 0.2%
Ally Financial, Inc. 3.88%, 05/21/2024	388,000	381,210

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Co. 4.05%, 12/03/2042	$ 382,000	$ 468,501
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,029,000	1,039,689
Ford Motor Credit Co. LLC 4.54%, 08/01/2026	533,000	457,048

		2,346,448

Containers & Packaging - 0.0% (B)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023 (E)	405,000	407,025

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College 3.62%, 10/01/2037	65,000	77,068

Diversified Financial Services - 0.1%
Aviation Capital Group LLC 7.13%, 10/15/2020 (E)	1,223,000	1,101,322

Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3.40%, 05/15/2025	1,155,000	1,223,179
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	165,000	166,232
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	410,000	425,781
Level 3 Financing, Inc. 3.40%, 03/01/2027 (E)	517,000	517,233
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	162,587
Verizon Communications, Inc.
3.50%, 11/01/2024	1,491,000	1,628,499
5.50%, 03/16/2047	980,000	1,419,100

		5,542,611

Electric Utilities - 0.7%
Appalachian Power Co. 3.40%, 06/01/2025	809,000	854,651
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	117,000	147,041
DTE Electric Co. 4.30%, 07/01/2044	790,000	999,362
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	1,486,000	1,657,237
Duke Energy Progress LLC 3.60%, 09/15/2047	553,000	637,662
Entergy Arkansas LLC 3.70%, 06/01/2024	192,000	207,336
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	834,000	876,889
5.30%, 06/01/2042	70,000	100,560
PacifiCorp.
3.60%, 04/01/2024	506,000	546,915
5.75%, 04/01/2037	117,000	161,008
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	424,000	455,252

		6,643,913

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 2.80%, 02/15/2030	$ 536,000	$ 535,270
Arrow Electronics, Inc.
3.25%, 09/08/2024	232,000	234,185
3.88%, 01/12/2028	201,000	201,133
Keysight Technologies, Inc. 4.60%, 04/06/2027	724,000	810,242

		1,780,830

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (E)	802,000	771,315
Schlumberger Investment SA 3.65%, 12/01/2023	98,000	99,689

		871,004

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/15/2048 (E)	755,000	809,499
Camden Property Trust 2.80%, 05/15/2030	437,000	453,247
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	514,000	501,873
Equinix, Inc. 5.38%, 05/15/2027	558,000	596,056
Healthcare Trust of America Holdings, LP 3.10%, 02/15/2030	447,000	413,855
Healthpeak Properties, Inc. 3.50%, 07/15/2029	377,000	377,003
Highwoods Realty, LP 3.05%, 02/15/2030	824,000	779,774
Kilroy Realty, LP 4.25%, 08/15/2029	806,000	824,675
Life Storage, LP 4.00%, 06/15/2029	386,000	401,987
ProLogis, LP 2.13%, 04/15/2027	268,000	270,897
Service Properties Trust 5.00%, 08/15/2022	847,000	775,218
WEA Finance LLC 4.13%, 09/20/2028 (E)	694,000	669,889
Weyerhaeuser Co. 4.00%, 04/15/2030	604,000	648,794

		7,522,767

Food & Staples Retailing - 0.2%
Sysco Corp. 3.30%, 07/15/2026	536,000	535,923
Walmart, Inc. 3.63%, 12/15/2047	1,046,000	1,285,922

		1,821,845

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.75%, 11/30/2026	165,000	190,470
Alcon Finance Corp. 2.75%, 09/23/2026 (E)	600,000	626,178
Boston Scientific Corp. 4.70%, 03/01/2049	551,000	689,459

		1,506,107

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.6%
Anthem, Inc. 2.25%, 05/15/2030	$ 526,000	$ 523,541
Centene Corp. 3.38%, 02/15/2030 (E) (H)	510,000	513,825
Cigna Corp. 2.40%, 03/15/2030	528,000	533,680
CVS Health Corp.
2.13%, 06/01/2021	713,000	718,811
3.75%, 04/01/2030	753,000	836,464
4.10%, 03/25/2025	266,000	293,426
HCA, Inc.
4.13%, 06/15/2029	235,000	254,222
5.25%, 04/15/2025	154,000	171,891
Laboratory Corp. of America Holdings 2.30%, 12/01/2024	774,000	796,744
Quest Diagnostics, Inc. 4.20%, 06/30/2029	772,000	874,070

		5,516,674

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	704,000	723,707

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.75%, 12/01/2027	610,000	622,900
General Electric Co. 6.88%, 01/10/2039, MTN	392,000	487,974

		1,110,874

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	466,000	506,798
4.25%, 03/15/2029	540,000	591,455
CNA Financial Corp. 3.90%, 05/01/2029	419,000	435,802
Fidelity National Financial, Inc. 5.50%, 09/01/2022	182,000	194,388
Markel Corp. 3.35%, 09/17/2029	1,286,000	1,324,795
Progressive Corp. 3.20%, 03/26/2030	300,000	335,102
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,056,000	1,110,145
3.95%, 09/15/2026	534,000	572,950

		5,071,435

Interactive Media & Services - 0.2%
Baidu, Inc. 4.38%, 05/14/2024	940,000	1,002,351
Tencent Holdings, Ltd. 3.28%, 04/11/2024 (E)	742,000	777,549

		1,779,900

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. 3.60%, 06/01/2026	344,000	359,476
Expedia Group, Inc.
3.25%, 02/15/2030	375,000	313,001
3.80%, 02/15/2028	512,000	444,141

		1,116,618

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
Fidelity National Information Services, Inc. 3.75%, 05/21/2029	$ 279,000	$ 313,196
Fiserv, Inc. 3.50%, 07/01/2029	701,000	768,594

		1,081,790

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc. 5.30%, 02/01/2044	295,000	408,186

Machinery - 0.0% (B)
Oshkosh Corp. 3.10%, 03/01/2030	153,000	147,878

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.80%, 03/01/2050	377,000	424,363
Clear Channel Worldwide Holdings, Inc. 5.13%, 08/15/2027 (E)	300,000	281,880
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (G)	550,000	557,590
NBCUniversal Media LLC 4.45%, 01/15/2043	571,000	704,615

		1,968,448

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	650,000	649,043
4.75%, 04/10/2027 (E)	230,000	237,325
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	140,000	140,112

		1,026,480

Multi-Utilities - 0.2%
Black Hills Corp. 4.25%, 11/30/2023	587,000	628,428
CMS Energy Corp.
3.88%, 03/01/2024	65,000	69,547
4.88%, 03/01/2044	141,000	181,563
Dominion Energy, Inc. 2.58%, 07/01/2020	481,000	481,147
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	158,000	162,456

		1,523,141

Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC 3.12%, 05/04/2026	1,328,000	1,361,381
Energy Transfer Operating, LP
4.90%, 02/01/2024	356,000	357,479
5.15%, 02/01/2043	559,000	462,635
5.95%, 10/01/2043	499,000	470,531
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,008,000	1,010,600
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	772,000	810,532
Nexen, Inc. 5.88%, 03/10/2035	10,000	13,698
Noble Energy, Inc. 3.25%, 10/15/2029	905,000	655,834

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. 5.55%, 03/15/2026	$ 1,184,000	$ 915,942
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	303,149
6.84%, 01/23/2030 (E)	892,000	702,450
6.88%, 08/04/2026	340,000	281,690
7.69%, 01/23/2050 (E)	95,000	69,825
Plains All American Pipeline, LP / PAA Finance Corp. 3.55%, 12/15/2029	827,000	704,885
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	352,000	344,468
Shell International Finance BV
2.50%, 09/12/2026	813,000	839,931
3.75%, 09/12/2046	182,000	195,945
Western Midstream Operating, LP
4.05%, 02/01/2030	324,000	295,650
5.38%, 06/01/2021	210,000	206,657
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	100,618
7.88%, 09/01/2021	93,000	98,859

		10,202,759

Pharmaceuticals - 0.3%
AstraZeneca PLC
2.38%, 06/12/2022	551,000	565,106
4.00%, 01/17/2029	197,000	231,835
4.38%, 08/17/2048	264,000	355,569
Bayer US Finance II LLC 4.38%, 12/15/2028 (E)	516,000	584,289
Bristol-Myers Squibb Co. 3.20%, 06/15/2026 (E)	309,000	340,999
Merck & Co., Inc. 3.40%, 03/07/2029	349,000	402,490
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028	691,000	833,432

		3,313,720

Professional Services - 0.1%
Equifax, Inc. 2.60%, 12/01/2024	436,000	442,246
Experian Finance PLC 2.75%, 03/08/2030 (E)	682,000	680,858

		1,123,104

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd. 4.38%, 05/01/2026 (E)	964,000	826,100
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	38,000	39,993
3.75%, 04/01/2024	35,000	38,173
CSX Corp. 3.80%, 11/01/2046 - 04/15/2050	620,000	704,330

		1,608,596

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp. 2.88%, 05/11/2024	489,000	523,440
KLA Corp. 3.30%, 03/01/2050	494,000	483,185

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
1.90%, 06/15/2030	$ 418,000	$ 416,620
3.75%, 03/15/2026	585,000	655,063
Micron Technology, Inc. 2.50%, 04/24/2023	267,000	271,794
NVIDIA Corp. 2.85%, 04/01/2030	527,000	574,214
NXP BV / NXP Funding LLC / NXP USA Co. 3.40%, 05/01/2030 (E)	256,000	255,917
QUALCOMM, Inc. 3.25%, 05/20/2027	599,000	654,120
Sensata Technologies, Inc., Co. 4.38%, 02/15/2030 (E)	403,000	390,910

		4,225,263

Software - 0.1%
Adobe, Inc. 2.15%, 02/01/2027	521,000	545,981
Microsoft Corp. 3.30%, 02/06/2027	648,000	731,223

		1,277,204

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85%, 02/23/2023	719,000	758,923
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	520,000	564,702
Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	476,000	501,200
Western Digital Corp. 4.75%, 02/15/2026	855,000	872,895

		2,697,720

Tobacco - 0.2%
Altria Group, Inc. 4.80%, 02/14/2029	496,000	555,171
BAT Capital Corp.
3.22%, 08/15/2024	536,000	556,298
4.70%, 04/02/2027	564,000	622,082

		1,733,551

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (E)	387,000	401,102

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	415,537
4.38%, 07/16/2042	300,000	341,761
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	1,542,000	1,547,433
3.72%, 07/15/2043 (E)	160,000	166,203
Sprint Corp.
7.25%, 09/15/2021	200,000	209,750
7.88%, 09/15/2023	390,000	438,302
T-Mobile USA, Inc. 3.88%, 04/15/2030 (E)	719,000	789,052

		3,908,038

Total Corporate Debt Securities (Cost $132,981,521)		136,098,087

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond 4.25%, 01/07/2025	$ 330,000	$ 341,550

Chile - 0.1%
Chile Government International Bond 3.50%, 01/25/2050	400,000	406,000

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	238,598
4.50%, 01/28/2026	850,000	867,008

		1,105,606

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	659,209
5.38%, 10/17/2023 (E)	115,000	123,975

		783,184

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,126,000	1,088,842

Panama - 0.0% (B)
Panama Government International Bond 3.88%, 03/17/2028	315,000	339,416

Peru - 0.0% (B)
Peru Government International Bond 7.35%, 07/21/2025	125,000	156,251

Poland - 0.0% (B)
Republic of Poland Government International Bond 3.00%, 03/17/2023	275,000	287,969

Qatar - 0.0% (B)
Qatar Government International Bond 3.88%, 04/23/2023 (E)	200,000	211,854

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	455,000	459,605

Total Foreign Government Obligations (Cost $5,118,578)		5,180,277

MORTGAGE-BACKED SECURITIES - 4.1%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	700,000	708,686
BB-UBS Trust
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,045,000	77,792
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,144,663
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,070,000	1,063,279
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	1,600,000	1,579,879
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	80,457	84,423
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	232,927

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	$ 187,216	$ 190,828
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	523,232	531,388
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,310,000	1,373,386
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	54,293	53,884
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	109,261
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,218,909
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,555,544
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	2,680,000	2,777,236
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	520,000	505,880
Commercial Mortgage Pass-Through Certificates Trust Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	818,319
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 2.29% (D), 12/27/2035 (E)	297,504	294,977
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (E)	1,250,000	1,143,823
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	675,000	629,508
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	700,000	680,338
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,080,549	2,081,283
Series 2013-C13, Class B,
4.20% (D), 01/15/2046	950,000	960,915
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (E)	221,093	229,068
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class AS, 3.48%, 11/15/2045	320,000	323,812
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	3,050,000	3,026,953
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	317,236	314,283
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 2.21% (D), 08/15/2034 (E)	2,226,793	1,925,172

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	$ 176,129	$ 178,263
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	86,026	87,826
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	208,954	213,455
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	156,022	159,292
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	392,284	400,409
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	273,001	278,427
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	273,485	277,649
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	334,181	340,721
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	780,304	817,269
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	662,080	697,779
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,094,727	1,147,319
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	920,108	969,890
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	377,214	394,205
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	2,139,799	2,173,612
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	2,061,812	2,089,314
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	1,373,000	1,423,358
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	950,000	919,850
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 1.07% (D), 05/25/2035	97,011	92,485
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	410,000	307,024
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	567,133

Total Mortgage-Backed Securities (Cost $40,841,903)		40,171,696

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	45,000	74,306
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	459,789

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited (continued)
7.60%, 11/01/2040	$ 480,000	$ 827,270
7.70%, 11/01/2030	340,000	350,166
7.95%, 03/01/2036	95	96
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	40,000	54,268

		1,765,895

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	35,000	46,568

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	54,000	84,804

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	45,000	54,588
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	45,000	68,803
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	40,000	51,334
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	70,000	92,293

		267,018

Total Municipal Government Obligations (Cost $1,927,636)		2,164,285

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	236,241	267,602
5.50%, 06/01/2041	88,267	100,844
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	986,766	1,047,285
3.01%, 07/25/2025	2,408,000	2,629,601
3.06% (D), 08/25/2024	1,820,000	1,957,567
3.49%, 01/25/2024	1,298,000	1,407,359
3.53% (D), 07/25/2023	1,000,000	1,077,258
Federal National Mortgage Association
3.33% (D), 10/25/2023	155,995	166,143
3.50%, 07/01/2028 - 11/01/2028	270,137	289,910
12-Month LIBOR + 1.52%, 3.53% (D), 02/01/2043	42,394	43,116

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 04/01/2026 - 06/01/2042	$ 82,103	$ 89,824
4.50%, 02/01/2025 - 06/01/2026	142,451	152,411
5.00%, 04/01/2039 - 11/01/2039	1,079,404	1,233,640
5.50%, 10/01/2036 - 12/01/2041	825,782	954,621
6.00%, 08/01/2036 - 06/01/2041	1,079,541	1,246,202
6.50%, 05/01/2040	99,639	116,419
Government National Mortgage Association, Interest Only STRIPS 0.79% (D), 02/16/2053	512,384	22,318
Uniform Mortgage-Backed Security
2.50%, TBA (I)	3,944,000	4,123,791
3.00%, TBA (I)	24,679,000	26,049,057
3.50%, TBA (I)	21,718,000	22,948,341
4.00%, TBA (I)	6,970,000	7,423,860

Total U.S. Government Agency Obligations (Cost $72,675,946)		73,347,169

U.S. GOVERNMENT OBLIGATIONS - 8.4%
U.S. Treasury - 7.1%
U.S. Treasury Bond
2.25%, 08/15/2046	2,031,000	2,471,473
2.38%, 11/15/2049 (C)	581,000	738,120
2.50%, 02/15/2045 - 05/15/2046	7,240,000	9,171,893
2.75%, 08/15/2047 (C)	1,308,900	1,753,006
2.75%, 11/15/2047	1,540,000	2,067,510
2.88%, 08/15/2045 - 05/15/2049	1,775,600	2,421,852
3.00%, 05/15/2042 - 08/15/2048 (C)	2,212,400	3,092,761
3.00%, 02/15/2049	351,000	497,337
3.13%, 02/15/2042 - 05/15/2048	1,301,000	1,796,312
3.63%, 02/15/2044	6,938,000	10,355,778
4.50%, 02/15/2036 (C)	2,884,500	4,463,651
4.75%, 02/15/2037 (C)	4,556,000	7,348,864
5.25%, 02/15/2029	2,129,000	2,986,422
U.S. Treasury Note
1.50%, 08/15/2026 (C)	575,000	611,342
1.50%, 02/15/2030	632,100	684,594
1.63%, 11/15/2022 - 08/15/2029 (C)	6,859,000	7,393,275
2.25%, 11/15/2027	2,102,500	2,369,747
2.38%, 01/31/2023 - 05/15/2029	2,212,100	2,488,638
2.50%, 01/31/2024	648,000	701,156
2.63%, 12/15/2021 - 02/15/2029 (C)	984,500	1,111,462
2.88%, 05/15/2028 - 08/15/2028	3,920,300	4,636,978
3.13%, 11/15/2028	939,500	1,138,703

		70,300,874

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	2,334,723	2,720,372
2.50%, 01/15/2029	2,781,240	3,491,032
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	6,164,535	6,329,834

		12,541,238

Total U.S. Government Obligations (Cost $68,278,680)		82,842,112

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 5.3%
Banks - 1.1%
Banco Santander Chile 1.86% (J), 05/13/2020	$ 3,750,000	$ 3,747,713
Manhattan Asset Funding Co. LLC 0.56% (J), 06/08/2020	3,388,000	3,386,033
NATIXIS 1.73% (J), 05/04/2020	1,066,000	1,065,849
Sumitomo Mitsui Brokerage Corp. 0.74% (J), 07/21/2020	2,762,000	2,757,463

		10,957,058

Capital Markets - 0.1%
Intercontinental Exchange, Inc. 1.75% (J), 05/11/2020	1,500,000	1,499,283

Diversified Financial Services - 3.4%
Anglesea Funding PLC 1.73% (J), 05/04/2020	3,850,000	3,849,455
Atlantic Asset Securitization LLC 1.02% (J), 07/17/2020	1,100,000	1,097,647
Barton Capital Corp. 1.17% (J), 06/08/2020	1,000,000	998,786
Bennington Stark Capital Co. LLC 1.67% (J), 05/19/2020	3,610,000	3,607,040
Cancara Asset Securitisation LLC 1.32% (J), 06/04/2020	800,000	799,018
Chariot Funding LLC 1.27% (J), 07/07/2020	6,200,000	6,185,576
GlaxoSmithKline Finance PLC 1.14% (J), 05/29/2020	4,000,000	3,996,516
Le Fayette Asset Securitization LLC 1.27% (J), 07/13/2020	360,000	359,087
LMA Americas LLC 0.73% (J), 07/07/2020	3,500,000	3,495,310
Ridgefield Funding 1.68% (J), 05/20/2020	2,550,000	2,547,779
Sheffield Receivable 1.66% (J), 05/20/2020	4,000,000	3,996,559
Victory Receivables 1.17% (J), 07/09/2020	2,500,000	2,494,490

		33,427,263

Equity Real Estate Investment Trusts - 0.1%
Simon Property Group 1.07% (J), 05/29/2020	1,100,000	1,099,102

	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 0.2%
Cargill, Inc. 1.17% (J), 07/06/2020	$ 2,200,000	$ 2,195,362

Health Care Providers & Services - 0.4%
United Healthcare Co. 1.22% (J), 06/10/2020	3,500,000	3,495,333

Total Commercial Paper (Cost $52,673,401)		52,673,401

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
0.07% (J), 07/02/2020 (C)	3,956,000	3,955,547
0.23% (J), 06/11/2020	3,603,000	3,602,054
1.55% (J), 05/07/2020 (C)	400,000	399,898

Total Short-Term U.S. Government Obligations (Cost $7,957,499)		7,957,499

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (J)	12,232,925	12,232,925

Total Other Investment Company (Cost $12,232,925)		12,232,925

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.00% (J), dated 04/30/2020, to be repurchased at $11,796,971 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $12,036,266.	$ 11,796,971	11,796,971

Total Repurchase Agreement (Cost $11,796,971)		11,796,971

Total Investments (Cost $865,341,314)		1,047,602,542
Net Other Assets (Liabilities) - (6.1)%		(59,979,628)

Net Assets - 100.0%		$ 987,622,914

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	64	06/19/2020	$ 8,292,630	$ 9,287,680	$ 995,050	$ —

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$591,828,079	$—	$—	$591,828,079
Preferred Stocks	343,290	—	—	343,290
Asset-Backed Securities	—	30,966,751	—	30,966,751
Corporate Debt Securities	—	136,098,087	—	136,098,087
Foreign Government Obligations	—	5,180,277	—	5,180,277
Mortgage-Backed Securities	—	40,171,696	—	40,171,696
Municipal Government Obligations	—	2,164,285	—	2,164,285
U.S. Government Agency Obligations	—	73,347,169	—	73,347,169
U.S. Government Obligations	—	82,842,112	—	82,842,112
Commercial Paper	—	52,673,401	—	52,673,401
Short-Term U.S. Government Obligations	—	7,957,499	—	7,957,499
Other Investment Company	12,232,925	—	—	12,232,925
Repurchase Agreement	—	11,796,971	—	11,796,971

Total Investments	$604,404,294	$443,198,248	$—	$1,047,602,542

Other Financial Instruments
Futures Contracts (L)	$995,050	$—	$—	$995,050

Total Other Financial Instruments	$995,050	$—	$—	$995,050

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,021,015, collateralized by cash collateral of $12,232,925 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,401,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $101,122,485, representing 10.2% of the Fund’s net assets.
(F)	Rounds to less than $1 or $(1).
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Restricted security. At April 30, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Centene Corp. 3.38%, 02/15/2030	02/05/2020	$ 510,850	$513,825	0.1%

(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at April 30, 2020.
(K)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.8%
Avid Automobile Receivables Trust Series 2019-1, Class A, 2.62%, 02/15/2024 (A)	$ 3,864,960	$ 3,802,899
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A2R, 3-Month LIBOR + 1.20%, 2.34% (B), 07/18/2027 (A)	8,000,000	7,539,544
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	1,330,963	1,307,919
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	4,177,311	4,081,598
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	4,975,343	4,795,268
CIFC Funding, Ltd. Series 2015-2A, Class BR2, 3-Month LIBOR + 1.50%, 2.72% (B), 04/15/2030 (A)	16,300,000	15,151,241
CWABS, Inc. Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1-Month LIBOR + 0.15%, 0.64% (B), 03/25/2047	6,578,791	6,266,328
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	4,558,590	4,450,183
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	7,495,125	7,140,168
DT Auto Owner Trust
Series 2020-1A, Class A,
1.94%, 09/15/2023 (A)	3,247,584	3,240,511
Series 2020-1A, Class B,
2.16%, 05/15/2024 (A)	3,000,000	2,951,212
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 2.80% (B), 10/22/2025 (A)	10,000,000	9,729,980
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 2.69% (B), 04/20/2027 (A)	8,000,000	7,749,056
Hertz Vehicle Financing II, LP Series 2019-1A, Class B, 4.10%, 03/25/2023 (A)	11,900,000	10,989,968
Hilton Grand Vacations Trust
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	1,735,137	1,713,614
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	8,585,671	7,978,388
ICG CLO, Ltd. Series 2016-1A, Class A2R, 3-Month LIBOR + 1.70%, 3.47% (B), 07/29/2028 (A)	6,000,000	5,572,086
Jamestown CLO IV, Ltd. Series 2014-4A, Class A2R, 3-Month LIBOR + 1.35%, 2.57% (B), 07/15/2026 (A)	13,500,000	13,165,308

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marathon CLO VII, Ltd. Series 2014-7A, Class A1R, 3-Month LIBOR + 1.32%, 2.21% (B), 10/28/2025 (A)	$ 3,334,928	$ 3,286,762
Mill City Mortgage Loan Trust Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	10,777,409	10,886,592
Mountain View CLO, Ltd. Series 2014-1A, Class BRR, 3-Month LIBOR + 1.45%, 2.67% (B), 10/15/2026 (A)	10,000,000	9,615,460
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	7,511,026	6,649,966
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	2,396,034	2,349,108
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	1,629,955	1,591,555
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,681,497	1,639,055
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	10,411,029	9,872,395
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	10,000,000	9,524,718
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	15,000,000	14,492,568
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (A)	5,000,000	4,893,341
Series 2019-T4, Class BT4,
2.46%, 10/15/2051 (A)	5,000,000	4,893,499
Series 2019-T5, Class DT5,
2.85%, 10/15/2051 (A)	10,000,000	9,869,697
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	6,695,000	6,473,331
Series 2019-T1, Class CT1,
2.93%, 07/15/2052 (A)	5,000,000	4,855,868
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	5,000,000	4,989,586
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	13,000,000	12,882,492
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,727,750	1,716,135
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	3,083,997	3,015,704
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	6,276,449	6,034,380
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	4,085,940	3,819,158
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	6,759,002	6,209,122

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM Funding IV, Ltd. Series 2013-4A, Class A2R, 3-Month LIBOR + 1.70%, 2.80% (B), 10/22/2030 (A)	$ 6,000,000	$ 5,523,762
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	2,991,650	2,879,576
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	3,563,158	3,475,199
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	3,482,987	3,292,765
Series 2019-2A, Class C,
3.12%, 05/20/2036 (A)	6,616,360	6,265,737
Small Business Lending Trust Series 2019-A, Class A, 2.85%, 07/15/2026 (A)	6,315,346	6,226,915
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	915,128	914,182
SPS Servicer Advanced Receivables Trust Series 2019-T2, Class AT2, 2.32%, 10/15/2052 (A)	14,150,000	13,836,338
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.94% (B), 07/20/2027 (A)	5,213,701	5,069,120
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 2.44% (B), 07/20/2027 (A)	10,000,000	9,396,440
TICP CLO III, Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 2.49% (B), 04/20/2028 (A)	10,000,000	9,429,140
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	1,018,587	1,020,360
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	3,747,621	3,756,758
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	4,787,860	4,777,607
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	7,317,732	7,289,336
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	4,771,856	4,784,504
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	8,528,886	8,555,070
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	8,924,901	8,994,385
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	10,958,183	11,072,028
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	9,238,206	9,399,126
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,299,668	4,376,635
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	7,433,439	7,710,274
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	9,950,890

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC (continued)
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	$ 11,000,000	$ 11,231,638
VSE VOI Mortgage LLC Series 2017-A, Class A, 2.33%, 03/20/2035 (A)	14,661,104	13,865,061
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	1,547,626	1,519,275
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	2,194,968	2,162,253
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	4,122,867	3,961,231
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 2.64% (B), 04/20/2028 (A)	15,000,000	14,074,215
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 2.76% (B), 10/20/2029 (A)	15,000,000	13,836,450

Total Asset-Backed Securities (Cost $480,344,158)		465,832,033

CORPORATE DEBT SECURITIES - 63.4%
Aerospace & Defense - 0.9%
Boeing Co.
2.13%, 03/01/2022	20,685,000	19,646,383
2.30%, 08/01/2021 (C)	4,430,000	4,354,979
Raytheon Technologies Corp. 3.65%, 08/16/2023	1,091,000	1,179,091

		25,180,453

Airlines - 1.2%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	5,264,776	5,113,328
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	5,682,731
6.82%, 02/10/2024	3,344,111	3,202,354
Delta Air Lines, Inc. 3.80%, 04/19/2023	9,957,000	8,543,411
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	154,759	145,431
Southwest Airlines Co. 2.65%, 11/05/2020	9,964,000	9,933,163
US Airways Pass-Through Trust 3.95%, 05/15/2027	4,990,553	4,068,634

		36,689,052

Banks - 16.7%
ABN AMRO Bank NV 3.40%, 08/27/2021 (A)	15,000,000	15,403,518
AIB Group PLC 4.75%, 10/12/2023 (A)	8,438,000	8,732,562
Banco Santander SA
2.71%, 06/27/2024	8,400,000	8,627,113
3.85%, 04/12/2023	4,600,000	4,773,921
Bank of America Corp.
Fixed until 10/01/2020, 2.33% (B), 10/01/2021, MTN	11,861,000	11,877,704

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	$ 4,893,000	$ 5,022,420
Banque Federative du Credit Mutuel SA 2.13%, 11/21/2022 (A)	4,991,000	5,033,455
Barclays Bank PLC 10.18%, 06/12/2021 (A)	5,158,000	5,527,609
Barclays PLC Fixed until 05/07/2025, 2.85% (B), 05/07/2026	10,000,000	10,000,000
BNP Paribas SA 5.00%, 01/15/2021	17,935,000	18,437,023
BPCE SA
2.75%, 12/02/2021, MTN	8,737,000	8,894,266
5.15%, 07/21/2024 (A)	14,000,000	14,988,858
Canadian Imperial Bank of Commerce Fixed until 07/22/2022, 2.61% (B), 07/22/2023	4,425,000	4,502,998
CIT Bank NA Fixed until 09/27/2024, 2.97% (B), 09/27/2025	6,927,000	6,095,760
CIT Group, Inc. 4.13%, 03/09/2021	600,000	589,500
Citibank, NA Fixed until 05/20/2021, 2.84% (B), 05/20/2022	11,000,000	11,153,480
Citigroup, Inc.
Fixed until 11/04/2021, 2.31% (B), 11/04/2022	9,909,000	9,997,276
Fixed until 04/08/2025, 3.11% (B), 04/08/2026	4,988,000	5,225,648
Commerzbank AG 8.13%, 09/19/2023 (A)	8,000,000	8,811,412
Cooperatieve Rabobank UA 3.95%, 11/09/2022	10,100,000	10,424,974
Credit Agricole SA
2.38%, 01/22/2025 (A)	9,011,000	9,183,621
2.75%, 06/10/2020 (A)	8,109,000	8,118,310
Credit Suisse AG
2.80%, 04/08/2022	5,477,000	5,606,820
6.50%, 08/08/2023 (A)	5,462,000	5,758,783
Danske Bank A/S Fixed until 09/20/2021, 3.00% (B), 09/20/2022 (A)	10,000,000	10,021,488
Fifth Third Bancorp 3.65%, 01/25/2024	10,000,000	10,566,738
Fifth Third Bank 3.35%, 07/26/2021	8,848,000	9,058,703
First Horizon National Corp. 3.50%, 12/15/2020	8,160,000	8,183,909
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	6,340,000	6,732,603
HSBC Holdings PLC 3.40%, 03/08/2021	5,851,000	5,953,625
Huntington Bancshares, Inc. 2.30%, 01/14/2022	13,724,000	13,919,280
ING Bank NV 5.80%, 09/25/2023 (A)	12,067,000	13,201,822

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA 3.25%, 09/23/2024 (A)	$ 11,000,000	$ 10,852,567
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	6,082,000	6,167,434
Fixed until 04/25/2022, 2.78% (B), 04/25/2023	7,174,000	7,345,698
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	10,824,443
Lloyds Banking Group PLC Fixed until 07/09/2024, 3.87% (B), 07/09/2025	4,790,000	5,039,609
MUFG Union Bank NA 3.15%, 04/01/2022	11,000,000	11,323,326
PNC Financial Services Group, Inc. 3.90%, 04/29/2024	7,811,000	8,494,843
Regions Financial Corp. 2.75%, 08/14/2022	12,360,000	12,569,135
Royal Bank of Canada SOFR + 0.40%, 1.10% (B), 08/05/2022, MTN	15,809,000	15,421,140
Royal Bank of Scotland Group PLC 6.00%, 12/19/2023	12,464,000	13,574,609
Santander UK PLC 5.00%, 11/07/2023 (A)	10,000,000	10,482,800
Svenska Handelsbanken AB 3.90%, 11/20/2023	10,000,000	10,744,727
Synovus Bank Fixed until 02/10/2022, 2.29% (B), 02/10/2023	9,052,000	8,944,791
Truist Bank
SOFR + 0.73%, 0.89% (B), 03/09/2023	7,250,000	6,986,323
2.80%, 05/17/2022	6,013,000	6,201,235
Truist Financial Corp. 2.15%, 02/01/2021, MTN (C)	12,037,000	12,128,761
UniCredit SpA 6.57%, 01/14/2022 (A)	10,000,000	10,314,200
US Bancorp 2.40%, 07/30/2024	9,070,000	9,452,350
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	8,969,000	9,026,833
3.75%, 01/24/2024, MTN	14,000,000	14,942,374
Zions Bancorp NA
3.35%, 03/04/2022	5,582,000	5,591,816
3.50%, 08/27/2021	8,390,000	8,427,502

		495,281,715

Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024 (C)	10,120,000	10,969,184
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 01/12/2024	6,971,000	7,493,777
Constellation Brands, Inc. 2.65%, 11/07/2022	5,537,000	5,644,193
Pernod Ricard SA
4.45%, 01/15/2022 (A)	8,000,000	8,384,565
5.75%, 04/07/2021 (A)	9,466,000	9,816,195

		42,307,914

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.4%
AbbVie, Inc. 2.60%, 11/21/2024 (A)	$ 9,959,000	$ 10,362,411

Capital Markets - 4.6%
Ameriprise Financial, Inc. 3.00%, 03/22/2022	7,986,000	8,246,538
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	10,250,226
2.50%, 04/15/2021, MTN (C)	10,123,000	10,259,724
Charles Schwab Corp. 2.65%, 01/25/2023	9,964,000	10,400,523
Credit Suisse Group Funding Guernsey, Ltd. 3.13%, 12/10/2020	10,000,000	10,072,136
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	20,961,000	21,292,969
3.50%, 04/01/2025	2,988,000	3,179,431
Morgan Stanley
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	6,976,000	7,061,286
Fixed until 07/22/2024, 2.72% (B), 07/22/2025, MTN	4,981,000	5,126,501
2.75%, 05/19/2022	12,393,000	12,695,476
State Street Corp.
Fixed until 03/30/2022, 2.83% (B), 03/30/2023 (A)	1,492,000	1,533,319
3.10%, 05/15/2023	11,076,000	11,586,305
UBS AG
1.75%, 04/21/2022 (A)	4,441,000	4,459,751
2.20%, 06/08/2020 (A)	11,838,000	11,849,464
UBS Group AG 3.00%, 04/15/2021 (A)	9,354,000	9,454,042

		137,467,691

Chemicals - 1.0%
Huntsman International LLC 5.13%, 11/15/2022	6,972,000	7,033,354
Mosaic Co. 3.75%, 11/15/2021	12,074,000	12,050,102
Syngenta Finance NV 4.44%, 04/24/2023 (A)	10,000,000	10,007,037

		29,090,493

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (A)	5,000,000	5,001,250

Construction Materials - 0.4%
CRH America, Inc. 3.88%, 05/18/2025 (A)	10,000,000	10,502,500

Consumer Finance - 4.0%
Ally Financial, Inc.
3.88%, 05/21/2024 (C)	4,556,000	4,476,270
4.13%, 02/13/2022 (C)	8,145,000	8,252,840
4.63%, 03/30/2025	6,973,000	7,025,297
7.50%, 09/15/2020	10,239,000	10,341,390
American Express Co. 2.20%, 10/30/2020	6,325,000	6,351,755
BMW US Capital LLC 3.40%, 08/13/2021 (A)	11,846,000	11,987,596

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Bank USA NA Fixed until 01/27/2022, 2.01% (B), 01/27/2023	$ 11,306,000	$ 11,188,274
Capital One Financial Corp. 2.40%, 10/30/2020	9,963,000	9,998,358
Daimler Finance North America LLC 3.40%, 02/22/2022 (A)	7,000,000	7,005,522
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	4,600,000	4,565,500
3.34%, 03/18/2021	8,000,000	7,679,840
General Motors Financial Co., Inc.
3.20%, 07/06/2021	3,115,000	3,049,299
3.55%, 07/08/2022	9,957,000	9,626,839
Springleaf Finance Corp. 8.25%, 12/15/2020	6,825,000	6,807,596
Volkswagen Group of America Finance LLC 2.70%, 09/26/2022 (A)	10,000,000	10,038,339

		118,394,715

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022 (A)	3,035,000	3,051,086

Diversified Consumer Services - 0.2%
Nationwide Building Society Fixed until 03/08/2023, 3.77% (B), 03/08/2024 (A)	6,821,000	7,049,068

Diversified Financial Services - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	10,030,000	8,957,381
Aircastle, Ltd. 5.13%, 03/15/2021	7,967,000	7,782,845
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	5,506,000	4,768,306
7.13%, 10/15/2020 (A)	18,266,000	16,448,691
GE Capital International Funding Unlimited Co. 2.34%, 11/15/2020	12,800,000	12,826,060
Protective Life Global Funding 2.70%, 11/25/2020 (A)	8,378,000	8,440,878
Voya Financial, Inc. 3.13%, 07/15/2024	9,332,000	9,595,797

		68,819,958

Diversified Telecommunication Services - 0.6%
British Telecommunications PLC 4.50%, 12/04/2023	2,000,000	2,173,197
Deutsche Telekom International Finance BV 1.95%, 09/19/2021 (A)	9,000,000	9,028,008
Verizon Communications, Inc. 5.15%, 09/15/2023	5,000,000	5,681,402

		16,882,607

Electric Utilities - 3.4%
American Electric Power Co., Inc. 2.95%, 12/15/2022	8,469,000	8,762,043

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Appalachian Power Co. 4.60%, 03/30/2021	$ 4,633,000	$ 4,738,108
Berkshire Hathaway Energy Co. 2.38%, 01/15/2021	11,562,000	11,661,788
Duke Energy Corp. 3.05%, 08/15/2022	21,461,000	22,179,439
Entergy Corp. 4.00%, 07/15/2022	8,552,000	9,040,793
Evergy, Inc. 2.45%, 09/15/2024	11,565,000	11,981,168
FirstEnergy Corp. 4.25%, 03/15/2023	6,261,000	6,774,534
Georgia Power Co. 2.10%, 07/30/2023	7,441,000	7,676,198
Metropolitan Edison Co. 3.50%, 03/15/2023 (A)	5,566,000	5,801,042
Southern Co. 2.35%, 07/01/2021	12,232,000	12,377,300

		100,992,413

Equity Real Estate Investment Trusts - 2.2%
American Tower Corp. 3.00%, 06/15/2023	17,032,000	17,798,082
Crown Castle International Corp. 5.25%, 01/15/2023	7,556,000	8,246,982
CyrusOne, LP / CyrusOne Finance Corp. 2.90%, 11/15/2024	9,461,000	9,237,777
Healthpeak Properties, Inc. 3.15%, 08/01/2022	14,125,000	14,110,886
Service Properties Trust 4.35%, 10/01/2024	7,598,000	6,434,270
VEREIT Operating Partnership, LP 4.60%, 02/06/2024	8,370,000	8,342,116

		64,170,113

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP 3.50%, 02/15/2023 (A)	3,984,000	3,904,320
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,680,837
2.60%, 10/01/2020	4,876,000	4,889,226

		18,474,383

Food Products - 0.7%
Cargill, Inc. 1.38%, 07/23/2023 (A)	9,965,000	10,015,701
Kraft Heinz Foods Co. 4.00%, 06/15/2023	11,512,000	11,949,460

		21,965,161

Health Care Equipment & Supplies - 0.9%
Becton Dickinson and Co.
3-Month LIBOR + 1.03%, 2.03% (B), 06/06/2022	2,726,000	2,665,936
2.89%, 06/06/2022	13,942,000	14,295,533
DH Europe Finance II Sarl 2.05%, 11/15/2022	10,888,000	11,053,412

		28,014,881

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 2.6%
Cigna Corp.
3-Month LIBOR + 0.89%, 2.11% (B), 07/15/2023	$ 12,689,000	$ 12,296,992
3.90%, 02/15/2022 (A)	9,465,000	9,857,494
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	15,122,250
2.63%, 08/15/2024	4,979,000	5,183,714
HCA, Inc. 5.00%, 03/15/2024	14,941,000	16,207,585
Laboratory Corp. of America Holdings 2.30%, 12/01/2024 (C)	9,959,000	10,251,642
UnitedHealth Group, Inc. 3.50%, 02/15/2024	6,971,000	7,597,112

		76,516,789

Hotels, Restaurants & Leisure - 0.6%
GLP Capital, LP / GLP Financing II, Inc. 3.35%, 09/01/2024	4,479,000	4,136,222
International Game Technology PLC 6.25%, 02/15/2022 (A)	5,000,000	4,878,125
Las Vegas Sands Corp. 3.20%, 08/08/2024	8,963,000	8,711,123

		17,725,470

Household Durables - 0.1%
DR Horton, Inc. 2.55%, 12/01/2020	4,029,000	4,016,076

Independent Power & Renewable Electricity Producers - 0.4%
Exelon Generation Co. LLC 4.00%, 10/01/2020	11,093,000	11,134,819

Insurance - 1.4%
Aon Corp. 2.20%, 11/15/2022	7,967,000	8,115,030
Athene Global Funding 3.00%, 07/01/2022 (A)	4,205,000	4,221,560
Five Corners Funding Trust 4.42%, 11/15/2023 (A)	8,785,000	9,662,321
Jackson National Life Global Funding 3.30%, 02/01/2022 (A)	9,000,000	9,262,719
Principal Life Global Funding II 2.25%, 11/21/2024 (A)	8,666,000	8,824,509

		40,086,139

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc. 4.10%, 04/13/2025	2,937,000	3,119,566
Expedia Group, Inc. 4.50%, 08/15/2024 (C)	9,959,000	9,813,950

		12,933,516

IT Services - 0.8%
DXC Technology Co. 4.45%, 09/18/2022	9,014,000	9,224,104
Fiserv, Inc. 2.75%, 07/01/2024	13,481,000	14,104,546

		23,328,650

Machinery - 0.3%
Otis Worldwide Corp. 3-Month LIBOR + 0.45%, 2.09% (B), 04/05/2023 (A)	9,962,000	9,695,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media - 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	$ 17,240,000	$ 17,263,619
CSC Holdings LLC 6.75%, 11/15/2021	8,655,000	9,027,338
Discovery Communications LLC 2.95%, 03/20/2023	12,000,000	12,347,650
DISH DBS Corp. 5.13%, 05/01/2020	10,000,000	10,000,000
Sky, Ltd. 3.13%, 11/26/2022 (A)	6,970,000	7,328,456
Time Warner Cable LLC 4.00%, 09/01/2021	5,256,000	5,355,141
ViacomCBS, Inc. 4.75%, 05/15/2025	4,463,000	4,776,977

		66,099,181

Metals & Mining - 0.2%
Glencore Funding LLC 3.00%, 10/27/2022 (A)	6,974,000	6,919,254

Multi-Utilities - 1.7%
Black Hills Corp. 4.25%, 11/30/2023	9,898,000	10,596,556
Dominion Energy, Inc.
2.45%, 01/15/2023 (A)	7,820,000	8,024,350
2.58%, 07/01/2020	5,223,000	5,224,601
2.72% (D), 08/15/2021	7,100,000	7,163,234
DTE Energy Co. 2.53%, 10/01/2024	10,070,000	10,251,716
NiSource, Inc. 3.85%, 02/15/2023	7,343,000	7,707,375

		48,967,832

Oil, Gas & Consumable Fuels - 3.1%
El Paso Natural Gas Co. LLC 8.63%, 01/15/2022	8,935,000	9,575,959
Energy Transfer Operating, LP 4.20%, 09/15/2023	4,980,000	4,897,335
Eni SpA 4.00%, 09/12/2023 (A)	8,629,000	8,793,843
MPLX, LP
3-Month LIBOR + 0.90%, 1.90% (B), 09/09/2021	7,897,000	7,429,440
3.50%, 12/01/2022 (A)	8,683,000	8,575,790
4.88%, 12/01/2024	5,661,000	5,624,430
Occidental Petroleum Corp. 2.60%, 08/13/2021	13,935,000	13,029,225
Plains All American Pipeline, LP / PAA Finance Corp. 4.65%, 10/15/2025	5,976,000	5,630,438
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023	8,281,000	8,635,597
Total Capital International SA 2.22%, 07/12/2021	8,882,000	8,961,106
Williams Cos., Inc. 4.55%, 06/24/2024	7,966,000	8,268,586
YPF SA 8.50%, 03/23/2021 (A)	1,743,000	1,093,750

		90,515,499

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.9%
AstraZeneca PLC 2.38%, 06/12/2022	$ 9,966,000	$ 10,221,143
Bayer US Finance LLC 3.00%, 10/08/2021 (A)	7,474,000	7,607,300
Bristol-Myers Squibb Co. 2.90%, 07/26/2024 (A)	8,515,000	9,215,756
Mylan NV 3.15%, 06/15/2021	14,281,000	14,366,098
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021	14,535,000	15,174,154

		56,584,451

Professional Services - 0.3%
Equifax, Inc. 2.60%, 12/01/2024	8,195,000	8,312,400

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022 (A)	12,397,000	11,348,701
5.50%, 01/15/2023 (A)	6,127,000	5,629,743
Canadian Pacific Railway Co. 9.45%, 08/01/2021	7,000,000	7,619,500
Union Pacific Corp. 3.50%, 06/08/2023	4,457,000	4,740,408

		29,338,352

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc. 3.13%, 04/15/2021 (A)	11,904,000	11,984,053
KLA Corp. 4.65%, 11/01/2024	8,678,000	9,662,485
Micron Technology, Inc. 2.50%, 04/24/2023	4,701,000	4,785,403
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	10,000,000	10,361,221
QUALCOMM, Inc. 2.60%, 01/30/2023	5,815,000	6,068,486

		42,861,648

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp. 4.42%, 06/15/2021 (A)	5,361,000	5,448,058
Hewlett Packard Enterprise Co.
3.50%, 10/05/2021	7,170,000	7,343,391
4.45%, 10/02/2023	4,984,000	5,247,861

		18,039,310

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05%, 04/23/2022	9,966,000	10,071,341

Trading Companies & Distributors - 1.2%
Air Lease Corp. 2.25%, 01/15/2023	15,548,000	14,441,926
International Lease Finance Corp. 8.25%, 12/15/2020	21,682,000	21,809,491

		36,251,417

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.45%, 07/01/2024 (A)	7,966,000	8,256,267

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.7%
T-Mobile USA, Inc. 3.50%, 04/15/2025 (A)	$ 10,291,000	$ 10,881,909
Vodafone Group PLC 3.75%, 01/16/2024	8,355,000	9,015,803

		19,897,712

Total Corporate Debt Securities (Cost $1,874,100,476)		1,877,249,472

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A)	2,175,000	2,303,916

Total Foreign Government Obligation (Cost $2,165,866)		2,303,916

LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	12,996,815	11,875,840

Total Loan Assignment (Cost $12,971,376)		11,875,840

MORTGAGE-BACKED SECURITIES - 18.3%
20 Times Square Trust Series 2018-20TS, Class C, 3.20% (B), 05/15/2035 (A)	10,900,000	9,982,376
280 Park Avenue Mortgage Trust Series 2017-280P, Class C, 1-Month LIBOR + 1.25%, 2.06% (B), 09/15/2034 (A)	16,000,000	14,984,886
Arroyo Mortgage Trust Series 2018-1, Class A1, 3.76% (B), 04/25/2048 (A)	7,345,826	7,403,223
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 2.21% (B), 04/15/2035 (A)	18,800,000	15,822,900
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.91% (B), 04/15/2035 (A)	10,520,000	8,655,569
Austin Fairmont Hotel Trust Series 2019-FAIR, Class D, 1-Month LIBOR + 1.80%, 2.61% (B), 09/15/2032 (A)	5,000,000	3,964,506
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 2.01% (B), 08/15/2036 (A)	15,300,000	13,399,214
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 2.51% (B), 08/15/2036 (A)	15,000,000	12,625,879
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.94% (B), 03/15/2037 (A)	16,015,000	14,521,172
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 3.25% (B), 03/15/2037 (A)	15,000,000	12,721,555

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BHMS Trust Series 2018-ATLS, Class C, 1-Month LIBOR + 1.90%, 2.71% (B), 07/15/2035 (A)	$ 14,900,000	$ 12,285,190
BX Commercial Mortgage Trust Series 2019-XL, Class D, 1-Month LIBOR + 1.45%, 2.26% (B), 10/15/2036 (A)	11,464,806	11,026,001
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 2.03% (B), 05/15/2035 (A)	5,480,000	4,683,034
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 2.58% (B), 05/15/2035 (A)	6,250,000	5,215,772
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 2.81% (B), 11/15/2034 (A)	11,825,000	9,640,225
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D, 1-Month LIBOR + 1.75%, 2.56% (B), 12/15/2037 (A)	9,760,000	9,296,763
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,166,734
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,436,565
Series 2016-HEAT, Class D,
5.67% (B), 04/10/2029 (A)	7,290,000	6,774,602
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 2.56% (B), 07/15/2030 (A)	10,000,000	9,348,049
CHT Mortgage Trust Series 2017-CSMO, Class D, 1-Month LIBOR + 2.25%, 3.06% (B), 11/15/2036 (A)	17,400,000	15,131,804
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	2,925,094	3,020,885
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	8,394,292	8,525,146
Colony Trust Series 2019-IKPR, Class C, 1-Month LIBOR + 1.68%, 2.49% (B), 11/15/2038 (A)	11,900,000	9,294,024
CORE Mortgage Trust Series 2019-CORE, Class C, 1-Month LIBOR + 1.30%, 2.11% (B), 12/15/2031 (A)	15,390,000	14,546,693
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 1.66% (B), 06/15/2034 (A)	12,500,000	11,677,890
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.81% (B), 06/15/2034 (A)	2,500,000	2,313,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust Series 2018-GLKS, Class D, 1-Month LIBOR + 2.40%, 3.12% (B), 12/19/2030 (A)	$ 10,000,000	$ 8,320,590
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class D, 4.10% (B), 12/10/2036 (A)	15,000,000	12,486,036
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month LIBOR + 1.63%, 2.45% (B), 12/15/2036 (A)	9,960,000	8,211,705
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	4,094,122	4,091,007
Series 2019-SOHO, Class D,
1-Month LIBOR + 1.60%, 2.41% (B), 06/15/2036 (A)	7,500,000	6,842,536
Hilton Orlando Trust Series 2018-ORL, Class C, 1-Month LIBOR + 1.30%, 2.11% (B), 12/15/2034 (A)	14,000,000	12,103,808
HPLY Trust Series 2019-HIT, Class C, 1-Month LIBOR + 1.60%, 2.41% (B), 11/15/2036 (A)	7,130,458	6,096,910
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	10,000,000	8,077,801
Series 2020-NNN, Class CFL,
1-Month LIBOR + 1.30%, 2.09% (B), 01/16/2037 (A)	9,900,000	9,324,772
Series 2020-NNN, Class DFL,
1-Month LIBOR + 1.55%, 2.34% (B), 01/16/2037 (A)	5,000,000	4,659,498
KKR Industrial Portfolio Trust Series 2020-AIP, Class D, 1-Month LIBOR + 2.03%, 2.84% (B), 03/15/2037 (A)	10,000,000	9,400,454
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2005-1A, Class A, 1-Month LIBOR + 0.25%, 1.20% (B), 02/25/2030 (A)	362,338	356,786
MBRT Series 2019-MBR, Class D, 1-Month LIBOR + 1.70%, 2.51% (B), 11/15/2036 (A)	10,730,000	9,394,204
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	10,700,321	10,873,998
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 3.01% (B), 11/15/2034 (A)	15,700,000	11,411,616
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 2.21% (B), 07/15/2035 (A)	10,850,000	8,578,263

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.91% (B), 05/15/2036 (A)	$ 6,720,000	$ 5,543,894
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (B), 12/15/2036 (A)	7,000,000	6,425,044
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (B), 12/15/2036 (A)	5,200,000	4,698,652
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	4,195,978	3,989,064
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 2.21% (B), 08/15/2034 (A)	8,024,479	6,937,556
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.99% (B), 10/15/2037 (A)	11,780,000	10,798,318
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 2.46% (B), 10/15/2037 (A)	9,220,000	8,444,261
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,985,223	2,026,752
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,398,785	2,449,070
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	4,208,200	4,290,561
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	7,350,687	7,703,818
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	4,925,630	5,192,131
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 1.99% (B), 06/25/2057 (A)	5,490,464	5,359,836
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	4,592,169	4,799,012
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	7,299,869	7,662,125
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	5,270,916	5,451,332
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	9,582,732	10,018,525
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	8,129,196	8,465,675
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	9,415,114	9,563,894
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	12,675,076	12,844,142
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	9,071,910	9,315,839
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1-Month LIBOR + 0.19%, 0.94% (B), 12/20/2036 (A)	4,978,683	4,760,310

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.35%, 2.34% (B), 11/11/2034 (A)	$ 12,151,204	$ 10,879,630

Total Mortgage-Backed Securities (Cost $599,921,710)		542,313,300

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (E)
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.77%, 4.02% (B), 08/01/2037	321,313	324,060

Total U.S. Government Agency Obligation (Cost $325,819)		324,060

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (F)	24,474,643	24,474,643

Total Other Investment Company (Cost $24,474,643)		24,474,643

Principal	Value
REPURCHASE AGREEMENT - 1.7%

Fixed Income Clearing Corp., 0.00% (F), dated 04/30/2020, to be repurchased at $50,152,978 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $51,158,055.

$ 50,152,978	$ 50,152,978

Total Repurchase Agreement (Cost $50,152,978)	50,152,978

Total Investments (Cost $3,044,457,026)	2,974,526,242
Net Other Assets (Liabilities) - (0.5)%	(15,306,452)

Net Assets - 100.0%	$ 2,959,219,790

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$465,832,033	$—	$465,832,033
Corporate Debt Securities	—	1,877,249,472	—	1,877,249,472
Foreign Government Obligation	—	2,303,916	—	2,303,916
Loan Assignment	—	11,875,840	—	11,875,840
Mortgage-Backed Securities	—	542,313,300	—	542,313,300
U.S. Government Agency Obligation	—	324,060	—	324,060
Other Investment Company	24,474,643	—	—	24,474,643
Repurchase Agreement	—	50,152,978	—	50,152,978

Total Investments	$24,474,643	$2,950,051,599	$—	$2,974,526,242

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $1,497,393,681, representing 50.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,985,820, collateralized by cash collateral of $24,474,643. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2020; the maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at April 30, 2020.
(G)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.7%
AAR Corp.	17,955	$ 351,559
Astronics Corp. (A)	37,860	339,983

		691,542

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (A)	13,875	455,794
Echo Global Logistics, Inc. (A)	18,460	323,604
Hub Group, Inc., Class A (A)	6,855	329,794

		1,109,192

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (A)	105,960	457,747
Modine Manufacturing Co. (A)	52,575	243,422

		701,169

Banks - 9.7%
1st Source Corp.	5,550	192,752
Bancorp, Inc. (A)	33,645	234,506
Bank of NT Butterfield & Son, Ltd.	13,755	302,748
Bank OZK	17,040	385,445
Boston Private Financial Holdings, Inc.	42,145	320,302
Cadence BanCorp	28,850	190,987
Cathay General Bancorp	13,120	366,310
CIT Group, Inc.	10,650	202,137
Comerica, Inc.	10,675	372,131
Community Trust Bancorp, Inc.	4,620	156,618
ConnectOne Bancorp, Inc.	25,325	378,356
Customers Bancorp, Inc. (A)	14,015	178,831
Eagle Bancorp, Inc.	10,650	373,602
East West Bancorp, Inc.	12,170	426,802
Farmers National Banc Corp.	15,365	190,372
First Financial Corp.	4,810	170,851
First Merchants Corp.	12,395	350,902
Great Southern Bancorp, Inc.	3,395	144,525
Heritage Commerce Corp.	27,135	240,959
Home BancShares, Inc.	23,965	367,383
Hope Bancorp, Inc.	32,895	327,305
Independent Bank Corp.	12,775	187,665
Investors Bancorp, Inc.	42,215	393,022
PacWest Bancorp	18,510	374,642
Peapack Gladstone Financial Corp.	10,860	204,928
Preferred Bank	8,445	322,177
QCR Holdings, Inc.	6,660	204,995
Signature Bank	3,935	421,753
Sterling Bancorp	23,830	293,824
Synovus Financial Corp.	14,800	310,948
United Community Banks, Inc.	15,920	336,628
Western Alliance Bancorp	8,570	307,492
Zions Bancorp NA	11,035	348,816

		9,580,714

Biotechnology - 2.9%
Anika Therapeutics, Inc. (A)	10,790	358,552
Arena Pharmaceuticals, Inc. (A)	6,860	335,934
Catalyst Pharmaceuticals, Inc. (A)	81,900	388,206
Eagle Pharmaceuticals, Inc. (A)	6,775	345,389
Jounce Therapeutics, Inc. (A)	28,525	139,773
Myriad Genetics, Inc. (A)	21,705	335,559
PDL BioPharma, Inc. (A)	120,410	408,190
Prothena Corp. PLC (A)	21,370	239,771
Vanda Pharmaceuticals, Inc. (A)	30,260	347,990

		2,899,364

	Shares	Value
COMMON STOCKS (continued)
Building Products - 1.2%
American Woodmark Corp. (A)	6,790	$ 349,074
Builders FirstSource, Inc. (A)	23,625	433,519
Quanex Building Products Corp.	30,990	386,445

		1,169,038

Capital Markets - 1.8%
Cowen, Inc., Class A	33,200	363,540
Invesco, Ltd.	35,830	308,855
Janus Henderson Group PLC	19,880	355,852
Virtus Investment Partners, Inc.	4,175	339,302
Waddell & Reed Financial, Inc., Class A (B)	27,560	400,998

		1,768,547

Chemicals - 2.0%
HB Fuller Co.	11,625	427,683
Koppers Holdings, Inc. (A)	20,425	321,898
Kraton Corp. (A)	35,395	552,516
Minerals Technologies, Inc.	8,845	389,534
Trinseo SA	15,415	315,237

		2,006,868

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	12,760	440,092
ACCO Brands Corp.	61,155	452,547
Deluxe Corp.	13,340	375,788
HNI Corp.	12,875	313,378
Matthews International Corp., Class A	13,100	313,614
Pitney Bowes, Inc. (B)	167,215	590,269
Steelcase, Inc., Class A	34,520	377,994

		2,863,682

Communications Equipment - 0.7%
Comtech Telecommunications Corp.	21,750	402,592
NetScout Systems, Inc. (A)	12,160	321,997

		724,589

Construction & Engineering - 0.8%
Aegion Corp. (A)	14,820	237,861
MasTec, Inc. (A)	9,235	331,537
Northwest Pipe Co. (A)	8,675	210,976

		780,374

Construction Materials - 0.4%
US Concrete, Inc. (A) (B)	20,685	396,738

Consumer Finance - 1.1%
Encore Capital Group, Inc. (A)	13,590	353,068
Navient Corp.	39,790	303,200
OneMain Holdings, Inc.	16,895	409,028

		1,065,296

Containers & Packaging - 0.4%
O-I Glass, Inc.	49,775	410,146

Diversified Consumer Services - 1.0%
American Public Education, Inc. (A)	9,815	252,932
K12, Inc. (A)	14,732	334,564
Perdoceo Education Corp. (A)	28,250	367,250

		954,746

Electric Utilities - 0.9%
Hawaiian Electric Industries, Inc. (B)	7,595	299,775
IDACORP, Inc.	3,535	324,442
Portland General Electric Co.	6,545	306,241

		930,458

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.2%
Powell Industries, Inc.	7,685	$ 194,968

Electronic Equipment, Instruments & Components - 5.7%
Arrow Electronics, Inc. (A)	5,780	363,678
Avnet, Inc.	11,895	357,088
Badger Meter, Inc.	5,995	353,885
Benchmark Electronics, Inc.	15,575	321,779
Celestica, Inc. (A)	65,860	410,308
Fabrinet (A)	5,435	341,046
Hollysys Automation Technologies, Ltd. (B)	15,240	218,542
Methode Electronics, Inc.	12,095	363,092
OSI Systems, Inc. (A)	4,700	340,186
PC Connection, Inc.	8,035	369,208
Plexus Corp. (A)	5,715	358,273
Sanmina Corp. (A)	12,455	345,377
ScanSource, Inc. (A)	14,865	385,301
SYNNEX Corp.	4,420	387,015
TTM Technologies, Inc. (A)	31,860	369,257
Vishay Intertechnology, Inc.	22,735	377,174

		5,661,209

Energy Equipment & Services - 0.3%
Matrix Service Co. (A)	23,610	246,488

Equity Real Estate Investment Trusts - 3.8%
Apple Hospitality, Inc.	30,815	298,289
Brixmor Property Group, Inc.	22,030	252,243
Chatham Lodging Trust	27,525	206,713
DiamondRock Hospitality Co.	46,395	289,041
Diversified Healthcare Trust, REIT (B)	62,875	195,541
Hersha Hospitality Trust	45,965	240,397
Macerich Co. (B)	20,345	151,977
Office Properties Income Trust	11,248	308,195
Pebblebrook Hotel Trust	21,695	256,869
RLJ Lodging Trust	32,275	299,835
Service Properties Trust	24,290	168,330
SITE Centers Corp.	34,110	206,707
Summit Hotel Properties, Inc.	47,915	290,365
Weingarten Realty Investors	22,260	404,909
Whitestone, REIT (B)	25,650	173,907

		3,743,318

Food & Staples Retailing - 1.1%
SpartanNash Co.	22,690	389,133
Sprouts Farmers Market, Inc. (A)	16,670	346,403
United Natural Foods, Inc. (A)	32,105	341,597

		1,077,133

Food Products - 0.4%
TreeHouse Foods, Inc. (A)	7,500	387,975

Gas Utilities - 0.4%
National Fuel Gas Co. (B)	8,635	354,035

Health Care Equipment & Supplies - 3.7%
AngioDynamics, Inc. (A)	30,750	320,722
Haemonetics Corp. (A)	3,360	382,301
Hill-Rom Holdings, Inc.	2,960	332,970
Integer Holdings Corp. (A)	4,860	361,876
Integra LifeSciences Holdings Corp. (A)	7,225	368,836
Invacare Corp.	36,175	272,036
Meridian Bioscience, Inc. (A)	37,030	444,360
Natus Medical, Inc. (A)	13,090	327,119

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
NuVasive, Inc. (A)	6,695	$ 407,592
Orthofix Medical, Inc. (A)	11,680	414,056

		3,631,868

Health Care Providers & Services - 7.8%
Acadia Healthcare Co., Inc. (A) (B)	17,225	413,572
Amedisys, Inc. (A)	1,840	338,854
AMN Healthcare Services, Inc. (A)	5,850	274,833
Brookdale Senior Living, Inc. (A)	105,960	382,516
Chemed Corp.	752	313,261
Cross Country Healthcare, Inc. (A)	51,040	321,042
Encompass Health Corp.	4,935	326,944
Ensign Group, Inc.	9,890	369,985
Magellan Health, Inc. (A)	6,575	399,300
MEDNAX, Inc. (A)	25,235	366,412
Molina Healthcare, Inc. (A)	2,290	375,491
National HealthCare Corp.	4,285	292,965
Owens & Minor, Inc.	53,065	375,700
Patterson Cos., Inc. (B)	22,850	417,698
Premier, Inc., Class A (A)	9,515	315,517
Providence Service Corp. (A)	5,500	319,055
Select Medical Holdings Corp. (A)	23,365	398,841
Tenet Healthcare Corp. (A)	20,685	417,423
Tivity Health, Inc. (A) (B)	57,125	512,411
Triple-S Management Corp., Class B (A)	23,590	399,379
US Physical Therapy, Inc.	4,950	373,725

		7,704,924

Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (A)	45,735	297,278
Computer Programs & Systems, Inc.	11,110	266,973
HealthStream, Inc. (A)	11,595	264,656
HMS Holdings Corp. (A)	13,250	379,944
NextGen Healthcare, Inc. (A)	31,355	330,795

		1,539,646

Household Durables - 0.7%
Ethan Allen Interiors, Inc.	32,235	364,578
Universal Electronics, Inc. (A)	8,535	352,325

		716,903

Household Products - 0.7%
Central Garden & Pet Co. (A)	10,785	355,258
Central Garden & Pet Co., Class A (A)	11,515	350,171

		705,429

Insurance - 2.2%
American Equity Investment Life Holding Co.	16,745	351,980
CNO Financial Group, Inc.	27,330	384,260
Horace Mann Educators Corp.	10,085	354,589
Mercury General Corp.	8,350	342,016
Old Republic International Corp.	21,590	344,360
Unum Group	22,560	393,672

		2,170,877

Interactive Media & Services - 0.3%
Yelp, Inc. (A)	14,690	328,322

Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A (A) (B)	23,165	444,536
Qurate Retail, Inc., Series A (A)	51,780	417,088
Shutterstock, Inc.	9,790	372,020

		1,233,644

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.0%
Alliance Data Systems Corp.	9,025	$ 451,882
Cardtronics PLC, Class A (A)	15,570	356,553
CSG Systems International, Inc.	7,345	356,820
DXC Technology Co.	23,745	430,497
Endurance International Group Holdings, Inc. (A)	106,910	274,224
KBR, Inc.	15,990	323,957
MAXIMUS, Inc.	5,425	365,211
NIC, Inc.	13,550	328,316
Perficient, Inc. (A)	9,990	347,952
Science Applications International Corp.	4,485	366,245
Sykes Enterprises, Inc. (A)	12,763	365,405

		3,967,062

Leisure Products - 0.4%
Vista Outdoor, Inc. (A)	41,375	418,715

Life Sciences Tools & Services - 1.9%
Bruker Corp.	9,200	361,744
Charles River Laboratories International, Inc. (A)	2,410	348,655
ICON PLC (A)	2,230	357,848
Medpace Holdings, Inc. (A)	4,085	326,228
Syneos Health, Inc. (A)	7,830	436,836

		1,831,311

Machinery - 1.3%
AGCO Corp.	6,715	354,821
Columbus McKinnon Corp.	12,890	349,061
Lydall, Inc. (A)	18,740	209,888
Wabash National Corp.	39,210	321,522

		1,235,292

Marine - 0.3%
Costamare, Inc.	66,700	334,834

Media - 1.4%
AMC Networks, Inc., Class A (A)	14,280	340,578
MSG Networks, Inc., Class A (A) (B)	34,610	411,167
National CineMedia, Inc.	120,245	396,809
Tribune Publishing Co. (B)	29,120	249,558

		1,398,112

Metals & Mining - 1.7%
Commercial Metals Co.	20,140	321,032
Haynes International, Inc.	10,650	235,365
Kaiser Aluminum Corp.	4,610	332,980
Materion Corp.	8,900	460,486
SunCoke Energy, Inc.	89,085	280,618

		1,630,481

Mortgage Real Estate Investment Trusts - 0.1%
Western Asset Mortgage Capital Corp. (B)	39,425	120,246

Multi-Utilities - 0.3%
MDU Resources Group, Inc.	14,525	326,232

Multiline Retail - 0.7%
Kohl’s Corp.	18,875	348,432
Macy’s, Inc. (B)	54,325	318,345

		666,777

Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc., Class A	6,315	184,335
Cenovus Energy, Inc. (B)	78,145	284,448
Consol Energy, Inc. (A) (B)	55,545	421,587
Enerplus Corp. (B)	109,085	294,529

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Montage Resources Corp. (A) (B)	57,115	$ 390,095
Murphy Oil Corp. (B)	32,510	385,569
PBF Energy, Inc., Class A	32,660	372,324
Peabody Energy Corp.	61,475	208,400
Teekay Corp. (A) (B)	78,145	290,699
Tsakos Energy Navigation, Ltd.	70,280	242,466

		3,074,452

Paper & Forest Products - 1.5%
Boise Cascade Co.	12,775	399,474
Domtar Corp.	14,510	338,954
P.H. Glatfelter Co.	25,955	378,943
Schweitzer-Mauduit International, Inc.	11,420	367,952

		1,485,323

Personal Products - 1.2%
Edgewell Personal Care Co. (A)	11,605	320,414
Nu Skin Enterprises, Inc., Class A	14,685	428,949
USANA Health Sciences, Inc. (A)	4,625	412,642

		1,162,005

Pharmaceuticals - 5.5%
AMAG Pharmaceuticals, Inc. (A)	48,135	386,524
Amneal Pharmaceuticals, Inc. (A) (B)	110,580	401,406
ANI Pharmaceuticals, Inc. (A)	7,310	292,473
Bausch Health Cos., Inc. (A)	21,620	391,754
Collegium Pharmaceutical, Inc. (A)	18,915	391,162
Corcept Therapeutics, Inc. (A)	29,185	369,482
Endo International PLC (A)	99,705	458,643
Horizon Therapeutics PLC (A)	10,435	376,077
Innoviva, Inc. (A)	25,870	366,837
Lannett Co., Inc. (A)	44,840	427,774
Pacira BioSciences, Inc. (A)	10,125	418,061
Prestige Consumer Healthcare, Inc. (A)	8,355	339,965
Supernus Pharmaceuticals, Inc. (A)	17,805	416,637
Taro Pharmaceutical Industries, Ltd. (A)	5,190	358,681

		5,395,476

Professional Services - 1.5%
Heidrick & Struggles International, Inc.	13,370	300,023
Kelly Services, Inc., Class A (B)	24,830	383,623
ManpowerGroup, Inc.	5,770	428,365
TrueBlue, Inc. (A)	23,605	366,586

		1,478,597

Real Estate Management & Development - 1.0%
Newmark Group, Inc., Class A	89,040	345,475
RE/MAX Holdings, Inc., Class A	15,620	410,650
Realogy Holdings Corp.	49,810	216,175

		972,300

Road & Rail - 0.3%
ArcBest Corp.	16,731	340,810

Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (A)	37,315	368,672
Cirrus Logic, Inc. (A)	4,960	374,976
Diodes, Inc. (A)	6,975	354,958
NeoPhotonics Corp. (A)	43,620	419,624
Photronics, Inc. (A)	30,200	360,890
Synaptics, Inc. (A)	5,490	358,991
Ultra Clean Holdings, Inc. (A)	20,140	370,375
Xperi Corp.	21,750	332,340

		2,940,826

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 0.5%
Synchronoss Technologies, Inc. (A)	48,445	$ 167,135
TiVo Corp.	47,355	332,906

		500,041

Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	23,200	184,440
AutoNation, Inc. (A)	6,655	247,832
Buckle, Inc. (B)	13,255	202,934
Cato Corp., Class A	19,175	215,910
Express, Inc. (A)	83,020	171,851
Foot Locker, Inc.	8,295	212,601
Genesco, Inc. (A)	8,075	152,860
Haverty Furniture Cos., Inc.	16,620	224,869
Hibbett Sports, Inc. (A)	13,355	206,068
Michaels Cos., Inc. (A) (B)	73,225	222,604
Office Depot, Inc.	138,285	306,993
Rent-A-Center, Inc.	13,695	272,599
Signet Jewelers, Ltd. (B)	12,455	125,297
Tilly’s, Inc., Class A	41,135	242,285
Zumiez, Inc. (A)	10,950	231,483

		3,220,626

Technology Hardware, Storage & Peripherals - 1.1%
Diebold Nixdorf, Inc. (A) (B)	86,770	427,776
NCR Corp. (A)	17,235	353,662
Xerox Holdings Corp. (A)	17,160	313,857

		1,095,295

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc. (B)	33,735	335,326
Ralph Lauren Corp.	4,285	316,147
Steven Madden, Ltd.	13,055	327,289

		978,762

Thrifts & Mortgage Finance - 2.5%
Essent Group, Ltd.	12,840	350,789
Flagstar Bancorp, Inc.	13,055	338,255
Meridian Bancorp, Inc.	31,110	366,476
Meta Financial Group, Inc.	12,555	231,263
MGIC Investment Corp.	30,605	223,723

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	15,580	$ 233,388
Walker & Dunlop, Inc.	9,600	368,928
WSFS Financial Corp.	11,850	345,783

		2,458,605

Trading Companies & Distributors - 2.1%
Foundation Building Materials, Inc. (A)	35,435	414,590
MRC Global, Inc. (A)	80,065	429,148
NOW, Inc. (A)	58,055	358,199
Triton International, Ltd.	11,580	358,748
Veritiv Corp. (A)	20,275	189,977
WESCO International, Inc. (A)	13,640	352,867

		2,103,529

Total Common Stocks (Cost $115,972,087)		96,884,911

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	936,534	936,534

Total Other Investment Company (Cost $936,534)		936,534

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $1,826,833 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $1,867,426.	$ 1,826,833	1,826,833

Total Repurchase Agreement (Cost $1,826,833)		1,826,833

Total Investments (Cost $118,735,454)		99,648,278
Net Other Assets (Liabilities) - (1.0)%		(974,471)

Net Assets - 100.0%		$ 98,673,807

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$96,884,911	$—	$—	$96,884,911
Other Investment Company	936,534	—	—	936,534
Repurchase Agreement	—	1,826,833	—	1,826,833

Total Investments	$97,821,445	$1,826,833	$—	$99,648,278

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,306,467, collateralized by cash collateral of $936,534 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,621,971. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 5.7%
Axon Enterprise, Inc. (A)	26,000	$ 1,890,460
Kratos Defense & Security Solutions, Inc. (A)	229,334	3,444,597
Mercury Systems, Inc. (A)	34,781	3,101,074

		8,436,131

Banks - 2.9%
Banc of California, Inc.	196,570	2,048,260
CenterState Bank Corp.	130,170	2,263,656

		4,311,916

Building Products - 1.3%
Armstrong World Industries, Inc.	25,689	1,980,108

Chemicals - 0.9%
Quaker Chemical Corp. (B)	8,866	1,348,696

Consumer Finance - 1.0%
LendingTree, Inc. (A) (B)	5,594	1,394,976

Diversified Consumer Services - 3.0%
Chegg, Inc. (A) (B)	102,907	4,399,274

Diversified Telecommunication Services - 1.7%
Cogent Communications Holdings, Inc.	29,502	2,473,153

Electronic Equipment, Instruments & Components - 1.1%
nLight, Inc. (A) (B)	103,121	1,625,187

Energy Equipment & Services - 0.9%
Select Energy Services, Inc., Class A (A) (B)	275,876	1,324,205

Food & Staples Retailing - 2.4%
Grocery Outlet Holding Corp. (A) (B)	107,170	3,565,546

Food Products - 1.1%
J&J Snack Foods Corp.	12,300	1,562,469

Health Care Equipment & Supplies - 13.2%
CONMED Corp.	30,170	2,229,865
Heska Corp. (A)	21,530	1,524,324
Integer Holdings Corp. (A)	34,782	2,589,868
LeMaitre Vascular, Inc.	81,650	2,326,208
Mesa Laboratories, Inc. (B)	18,092	4,305,896
Neogen Corp. (A)	49,480	3,096,953
Quidel Corp. (A)	14,868	2,066,652
Tactile Systems Technology, Inc. (A)	24,343	1,256,586

		19,396,352

Health Care Providers & Services - 3.7%
BioTelemetry, Inc. (A) (B)	61,213	2,859,259
LHC Group, Inc. (A)	19,955	2,593,951

		5,453,210

Health Care Technology - 2.7%
Tabula Rasa HealthCare, Inc. (A) (B)	61,674	3,906,431

Hotels, Restaurants & Leisure - 0.5%
Texas Roadhouse, Inc.	14,571	686,148

Household Durables - 3.9%
Skyline Champion Corp. (A)	187,210	3,689,909
TopBuild Corp. (A)	22,522	2,098,825

		5,788,734

Insurance - 1.4%
Goosehead Insurance, Inc., Class A (A)	36,427	2,045,012

IT Services - 12.0%
Endava PLC, ADR (A)	46,304	2,026,726
Evo Payments, Inc., Class A (A)	248,927	4,956,136
I3 Verticals, Inc., Class A (A) (B)	67,315	1,564,401

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
MAXIMUS, Inc.	46,275	$ 3,115,233
Repay Holdings Corp. (A)	35,508	634,528
WNS Holdings, Ltd., ADR (A)	111,555	5,449,462

		17,746,486

Life Sciences Tools & Services - 12.5%
Charles River Laboratories International, Inc. (A)	11,985	1,733,870
Medpace Holdings, Inc. (A)	41,910	3,346,933
NeoGenomics, Inc. (A)	154,595	4,226,627
PRA Health Sciences, Inc. (A)	31,320	3,022,380
Repligen Corp. (A)	51,880	6,025,862

		18,355,672

Personal Products - 1.7%
Inter Parfums, Inc.	56,908	2,543,218

Road & Rail - 3.1%
Marten Transport, Ltd.	92,834	2,081,338
Saia, Inc. (A)	26,085	2,413,384

		4,494,722

Semiconductors & Semiconductor Equipment - 2.7%
Cabot Microelectronics Corp.	12,672	1,552,827
Silicon Laboratories, Inc. (A)	25,209	2,450,819

		4,003,646

Software - 16.2%
Appfolio, Inc., Class A (A) (B)	14,308	1,571,877
Box, Inc., Class A (A)	172,155	2,778,582
Mimecast, Ltd. (A)	110,371	4,514,174
Pegasystems, Inc.	78,815	6,590,510
Qualys, Inc. (A)	43,842	4,622,700
Workiva, Inc. (A)	98,137	3,763,554

		23,841,397

Trading Companies & Distributors - 1.1%
SiteOne Landscape Supply, Inc. (A) (B)	18,920	1,676,879

Total Common Stocks (Cost $120,774,189)		142,359,568

OTHER INVESTMENT COMPANY - 3.7%
Securities Lending Collateral - 3.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	5,525,907	5,525,907

Total Other Investment Company (Cost $5,525,907)		5,525,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.5%

Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $6,636,895 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $6,773,996.

$ 6,636,895	$ 6,636,895

Total Repurchase Agreement (Cost $6,636,895)	6,636,895

Total Investments (Cost $132,936,991)	154,522,370
Net Other Assets (Liabilities) - (4.9)%	(7,160,453)

Net Assets - 100.0%	$ 147,361,917

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$142,359,568	$—	$—	$142,359,568
Other Investment Company	5,525,907	—	—	5,525,907
Repurchase Agreement	—	6,636,895	—	6,636,895

Total Investments	$147,885,475	$6,636,895	$—	$154,522,370

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,787,486, collateralized by cash collateral of $5,525,907 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,613,697. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Auto Components - 2.2%
Stoneridge, Inc. (A)	45,501	$ 911,385
Visteon Corp. (A) (B)	17,384	1,048,255

		1,959,640

Automobiles - 1.8%
Winnebago Industries, Inc.	35,187	1,561,247

Banks - 18.7%
Ameris Bancorp	30,128	766,155
BancorpSouth Bank	34,361	752,162
Enterprise Financial Services Corp.	26,822	824,508
FB Financial Corp.	28,097	627,687
First Bancorp	31,879	847,663
First Horizon National Corp.	94,375	856,925
First Interstate BancSystem, Inc., Class A	29,434	994,869
First Midwest Bancorp, Inc.	55,882	825,936
Hancock Whitney Corp.	38,739	810,033
Pacific Premier Bancorp, Inc.	44,243	944,588
Renasant Corp.	37,376	980,373
TCF Financial Corp. (B)	34,156	1,014,092
Umpqua Holdings Corp.	69,926	875,823
Valley National Bancorp	115,301	963,916
Veritex Holdings, Inc.	50,548	887,623
Webster Financial Corp.	33,675	951,319
WesBanco, Inc.	36,493	900,647
Western Alliance Bancorp	21,555	773,393
Wintrust Financial Corp.	20,710	867,749

		16,465,461

Biotechnology - 1.4%
Coherus Biosciences, Inc. (A) (B)	74,199	1,231,703

Capital Markets - 0.8%
Stifel Financial Corp.	16,513	731,196

Chemicals - 0.9%
Livent Corp. (A) (B)	121,510	753,362

Commercial Services & Supplies - 2.1%
BrightView Holdings, Inc. (A) (B)	73,835	946,565
Covanta Holding Corp.	121,018	941,520

		1,888,085

Communications Equipment - 1.3%
Casa Systems, Inc. (A)	221,331	1,135,428

Construction & Engineering - 2.5%
MasTec, Inc. (A)	37,828	1,358,025
Tutor Perini Corp. (A)	116,507	815,549

		2,173,574

Consumer Finance - 1.8%
Encore Capital Group, Inc. (A)	29,829	774,957
PRA Group, Inc. (A)	28,102	779,550

		1,554,507

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	56,280	751,338

Electric Utilities - 1.9%
PNM Resources, Inc.	29,802	1,206,683
Spark Energy, Inc., Class A	69,240	499,913

		1,706,596

Electronic Equipment, Instruments & Components - 1.5%
Flex, Ltd. (A)	55,519	541,865

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp. (A)	28,350	$ 786,146

		1,328,011

Entertainment - 1.9%
IMAX Corp. (A) (B)	43,087	495,501
Lions Gate Entertainment Corp., Class B (A)	177,546	1,186,007

		1,681,508

Equity Real Estate Investment Trusts - 12.5%
Alexander & Baldwin, Inc.	48,044	631,298
Alpine Income Property Trust, Inc.	18,829	243,835
Brandywine Realty Trust	65,774	734,038
CatchMark Timber Trust, Inc., Class A	110,855	871,320
Community Healthcare Trust, Inc.	21,345	794,034
Four Corners Property Trust, Inc.	40,785	913,176
Getty Realty Corp.	26,704	725,281
Independence Realty Trust, Inc.	47,498	478,305
Industrial Logistics Properties Trust	44,007	822,491
Investors Real Estate Trust	10,165	636,634
Jernigan Capital, Inc. (B)	47,579	628,043
NexPoint Residential Trust, Inc.	24,524	737,437
Outfront Media, Inc.	42,377	664,895
Physicians Realty Trust	54,066	833,698
Ryman Hospitality Properties, Inc.	14,572	514,974
Sunstone Hotel Investors, Inc. (B)	86,175	791,948

		11,021,407

Food Products - 1.5%
B&G Foods, Inc. (B)	31,373	609,264
Darling Ingredients, Inc. (A)	34,039	700,863

		1,310,127

Health Care Equipment & Supplies - 1.2%
Inmode, Ltd. (A)	3,741	97,341
Lantheus Holdings, Inc. (A)	71,358	931,222

		1,028,563

Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (A)	19,453	913,902
Premier, Inc., Class A (A)	46,737	1,549,799

		2,463,701

Hotels, Restaurants & Leisure - 1.8%
Extended Stay America, Inc.	64,520	701,332
International Game Technology PLC (B)	121,155	913,509

		1,614,841

Household Durables - 3.6%
Century Communities, Inc. (A)	67,533	1,446,557
MDC Holdings, Inc.	27,808	813,384
Universal Electronics, Inc. (A)	21,210	875,549

		3,135,490

Insurance - 3.1%
Horace Mann Educators Corp.	19,474	684,706
National General Holdings Corp.	35,556	676,630
Selective Insurance Group, Inc.	15,485	776,263
Universal Insurance Holdings, Inc.	34,839	635,115

		2,772,714

IT Services - 0.7%
Conduent, Inc. (A)	248,385	625,930

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 1.5%
Callaway Golf Co.	93,013	$ 1,331,946

Machinery - 2.7%
Meritor, Inc. (A)	53,948	1,105,934
Middleby Corp. (A)	8,178	454,942
Wabash National Corp.	94,683	776,401

		2,337,277

Media - 1.8%
Gray Television, Inc. (A)	74,307	862,704
Nexstar Media Group, Inc., Class A (B)	10,551	738,992

		1,601,696

Metals & Mining - 0.8%
Compass Minerals International, Inc. (B)	14,690	722,160

Multi-Utilities - 1.4%
Black Hills Corp.	8,667	536,834
NorthWestern Corp.	11,728	676,588

		1,213,422

Oil, Gas & Consumable Fuels - 3.0%
Brigham Minerals, Inc., Class A (B)	48,455	624,585
CNX Resources Corp. (A)	49,882	528,749
Delek US Holdings, Inc.	34,691	810,035
Scorpio Tankers, Inc.	31,202	683,012

		2,646,381

Pharmaceuticals - 1.2%
Prestige Consumer Healthcare, Inc. (A)	25,265	1,028,033

Road & Rail - 1.3%
Hertz Global Holdings, Inc. (A) (B)	103,570	418,423
Ryder System, Inc.	21,163	749,170

		1,167,593

Semiconductors & Semiconductor Equipment - 2.5%
Cohu, Inc.	51,831	856,766
Kulicke & Soffa Industries, Inc.	54,310	1,301,811

		2,158,577

Software - 4.3%
Cerence, Inc. (A)	58,443	1,236,654
Ebix, Inc. (B)	33,144	693,704
TiVo Corp.	103,038	724,357
Zix Corp. (A)	206,577	1,132,042

		3,786,757

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.8%
Asbury Automotive Group, Inc. (A)	15,258	$ 1,029,915
Foot Locker, Inc.	28,273	724,637
MarineMax, Inc. (A)	52,814	761,050
Urban Outfitters, Inc. (A)	45,759	793,461

		3,309,063

Textiles, Apparel & Luxury Goods - 0.6%
Oxford Industries, Inc.	12,441	521,527

Trading Companies & Distributors - 4.2%
GMS, Inc. (A)	51,966	955,135
Rush Enterprises, Inc., Class A	27,457	1,029,637
Triton International, Ltd.	30,116	932,994
WESCO International, Inc. (A)	29,834	771,806

		3,689,572

Total Common Stocks (Cost $94,606,104)		84,408,433

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	1,507,055	1,507,055

Total Other Investment Company (Cost $1,507,055)		1,507,055

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $2,754,747 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $2,814,216.	$ 2,754,747	2,754,747

Total Repurchase Agreement (Cost $2,754,747)		2,754,747

Total Investments (Cost $98,867,906)		88,670,235
Net Other Assets (Liabilities) - (0.8)%		(740,571)

Net Assets - 100.0%		$ 87,929,664

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$84,408,433	$—	$—	$84,408,433
Other Investment Company	1,507,055	—	—	1,507,055
Repurchase Agreement	—	2,754,747	—	2,754,747

Total Investments	$85,915,488	$2,754,747	$—	$88,670,235

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,508,210, collateralized by cash collateral of $1,507,055 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,199,973. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (A)	48,000	$ 1,974,720
Cubic Corp.	38,500	1,471,085
Curtiss-Wright Corp.	17,000	1,762,050
Elbit Systems, Ltd. (B)	15,000	2,039,550

		7,247,405

Airlines - 0.5%
Alaska Air Group, Inc.	40,855	1,328,605
Delta Air Lines, Inc.	57,800	1,497,598

		2,826,203

Auto Components - 0.7%
Dana, Inc.	47,000	540,500
Gentex Corp.	34,000	824,160
Stoneridge, Inc. (A) (B)	44,500	891,335
Visteon Corp. (A) (B)	35,500	2,140,650

		4,396,645

Banks - 5.8%
Atlantic Union Bankshares Corp.	52,000	1,241,240
Bank of Princeton	39,300	825,300
Berkshire Hills Bancorp, Inc.	98,831	1,684,080
Carolina Financial Corp.	6,550	221,587
Central Valley Community Bancorp	9,400	137,522
CIT Group, Inc.	205,000	3,890,900
Dime Community Bancshares, Inc.	102,000	1,675,860
Evans Bancorp, Inc.	8,345	231,741
First Citizens BancShares, Inc., Class A	13,788	5,267,016
First Community Bankshares, Inc.	72,500	1,708,825
Hanmi Financial Corp.	64,000	772,480
Hope Bancorp, Inc.	104,832	1,043,078
Lakeland Bancorp, Inc.	203,000	2,271,570
OceanFirst Financial Corp.	52,500	884,625
People’s United Financial, Inc.	118,450	1,503,130
Sandy Spring Bancorp, Inc.	104,000	2,652,000
Signature Bank	9,500	1,018,210
Sterling Bancorp	112,500	1,387,125
Umpqua Holdings Corp.	155,000	1,941,375
United Bankshares, Inc.	7,000	209,720
United Community Banks, Inc.	92,000	1,945,340
Washington Trust Bancorp, Inc.	21,621	756,951
Webster Financial Corp.	19,500	550,875
Western Alliance Bancorp	36,250	1,300,650

		35,121,200

Beverages - 1.1%
Molson Coors Beverage Co., Class B	162,000	6,643,620

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (A)	60,100	6,458,947
Exelixis, Inc. (A)	30,000	740,850
United Therapeutics Corp. (A) (B)	51,700	5,664,252

		12,864,049

Building Products - 1.2%
American Woodmark Corp. (A)	23,600	1,213,276
Gibraltar Industries, Inc. (A)	16,500	763,950
Insteel Industries, Inc.	6,500	114,205
Masonite International Corp. (A)	19,500	1,152,060
Owens Corning	29,300	1,270,448
PGT Innovations, Inc. (A)	131,500	1,359,710

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Quanex Building Products Corp.	103,000	$ 1,284,410

		7,158,059

Capital Markets - 1.2%
Franklin Resources, Inc.	85,700	1,614,588
Legg Mason, Inc.	34,500	1,719,135
Piper Sandler Cos.	35,250	1,900,327
Stifel Financial Corp.	39,300	1,740,204

		6,974,254

Chemicals - 2.2%
Chase Corp.	7,150	673,959
Corteva, Inc. (A)	209,300	5,481,567
Huntsman Corp.	58,500	983,385
Mosaic Co.	463,500	5,334,885
Trinseo SA	50,500	1,032,725

		13,506,521

Commercial Services & Supplies - 0.5%
HNI Corp.	16,500	401,610
Knoll, Inc.	66,500	775,390
Tetra Tech, Inc.	23,350	1,757,788

		2,934,788

Communications Equipment - 1.3%
Arista Networks, Inc. (A)	15,300	3,355,290
Harmonic, Inc. (A)	134,000	777,200
KVH Industries, Inc. (A)	246,000	2,282,880
NETGEAR, Inc. (A)	10,800	258,984
Silicom, Ltd. (A)	40,500	1,268,865

		7,943,219

Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	68,500	2,281,050
EMCOR Group, Inc.	43,500	2,763,555
Granite Construction, Inc. (B)	44,500	731,580

		5,776,185

Construction Materials - 0.1%
US Concrete, Inc. (A) (B)	40,500	776,790

Consumer Finance - 0.9%
Ally Financial, Inc.	314,105	5,148,181

Distributors - 1.1%
LKQ Corp. (A)	252,100	6,592,415

Diversified Consumer Services - 0.8%
American Public Education, Inc. (A)	88,500	2,280,645
K12, Inc. (A)	116,000	2,634,360

		4,915,005

Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	192,953	2,647,315

Diversified Telecommunication Services - 1.2%
GCI Liberty, Inc., Class A (A)	118,500	7,208,355

Electric Utilities - 3.3%
FirstEnergy Corp.	185,600	7,659,712
OGE Energy Corp.	200,700	6,326,064
PPL Corp.	243,500	6,189,770

		20,175,546

Electrical Equipment - 0.8%
Acuity Brands, Inc.	17,400	1,506,666
LSI Industries, Inc.	137,600	853,120

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Regal Beloit Corp.	35,300	$ 2,506,653

		4,866,439

Electronic Equipment, Instruments & Components - 1.1%
Coherent, Inc. (A) (B)	5,750	735,253
Methode Electronics, Inc.	81,500	2,446,630
OSI Systems, Inc. (A)	23,000	1,664,740
Vishay Intertechnology, Inc.	124,150	2,059,648

		6,906,271

Energy Equipment & Services - 0.8%
Baker Hughes Co.	323,200	4,508,640
Helmerich & Payne, Inc.	31,000	612,870

		5,121,510

Entertainment - 0.1%
Madison Square Garden Entertainment Corp. (A)	2,200	181,940
Madison Square Garden Sports Co., Class A (A)	3,700	633,884

		815,824

Equity Real Estate Investment Trusts - 4.9%
Apple Hospitality, Inc.	178,600	1,728,848
Brandywine Realty Trust	186,500	2,081,340
Colony Capital, Inc.	735,766	1,699,619
Community Healthcare Trust, Inc.	58,700	2,183,640
DiamondRock Hospitality Co.	233,000	1,451,590
Gaming and Leisure Properties, Inc.	174,100	4,916,584
JBG SMITH Properties	211,700	7,187,215
Lexington Realty Trust	245,000	2,560,250
Outfront Media, Inc.	19,900	312,231
Physicians Realty Trust	165,500	2,552,010
Piedmont Office Realty Trust, Inc., Class A	46,850	812,848
Sabra Health Care, Inc.	120,850	1,549,297
Summit Hotel Properties, Inc.	86,000	521,160

		29,556,632

Food & Staples Retailing - 0.9%
US Foods Holding Corp. (A)	212,200	4,562,300
Village Super Market, Inc., Class A	46,500	1,117,395

		5,679,695

Food Products - 3.0%
Kraft Heinz Co.	183,400	5,562,522
Nomad Foods, Ltd. (A)	11,000	226,710
Post Holdings, Inc. (A)	100,200	9,203,370
Sanderson Farms, Inc. (B)	8,950	1,218,453
Tyson Foods, Inc., Class A	30,600	1,903,014

		18,114,069

Gas Utilities - 1.7%
UGI Corp.	330,900	9,986,562

Health Care Equipment & Supplies - 3.0%
Alcon, Inc. (A) (B)	81,700	4,314,577
AngioDynamics, Inc. (A)	118,550	1,236,476
Meridian Bioscience, Inc. (A)	166,500	1,998,000
OraSure Technologies, Inc. (A)	191,450	3,051,713
Zimmer Biomet Holdings, Inc.	61,200	7,325,640

		17,926,406

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	91,100	8,168,026

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (A)	50,450	$ 2,370,141
BioTelemetry, Inc. (A) (B)	13,800	644,598
Centene Corp. (A)	100,300	6,677,974
Cross Country Healthcare, Inc. (A)	281,000	1,767,490
Encompass Health Corp.	31,300	2,073,625
Laboratory Corp. of America Holdings (A)	34,112	5,609,718

		27,311,572

Health Care Technology - 0.2%
Omnicell, Inc. (A)	14,000	1,020,600

Hotels, Restaurants & Leisure - 0.9%
Aramark	130,000	3,550,300
Churchill Downs, Inc.	18,300	1,834,026

		5,384,326

Household Durables - 1.4%
Helen of Troy, Ltd. (A)	12,850	2,110,998
KB Home	21,500	564,160
La-Z-Boy, Inc.	69,000	1,618,050
MDC Holdings, Inc.	21,500	628,875
NVR, Inc. (A)	680	2,108,000
PulteGroup, Inc.	17,500	494,725
Turtle Beach Corp. (A) (B)	100,000	983,000

		8,507,808

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	36,200	1,558,772

Insurance - 7.8%
Alleghany Corp.	12,000	6,404,520
Allstate Corp.	74,348	7,562,678
Arch Capital Group, Ltd. (A)	252,400	6,065,172
Fidelity National Financial, Inc.	348,800	9,435,040
Loews Corp.	197,000	6,828,020
Markel Corp. (A)	7,613	6,591,640
Selective Insurance Group, Inc.	63,500	3,183,255
United Fire Group, Inc.	46,468	1,328,985

		47,399,310

Internet & Direct Marketing Retail - 2.3%
eBay, Inc.	215,300	8,575,399
Expedia Group, Inc.	36,626	2,599,713
Qurate Retail, Inc., Series A (A) (B)	330,100	2,658,956

		13,834,068

IT Services - 1.9%
Alliance Data Systems Corp.	51,538	2,580,508
Euronet Worldwide, Inc. (A)	8,900	816,664
FleetCor Technologies, Inc. (A)	8,900	2,147,125
KBR, Inc.	120,000	2,431,200
Leidos Holdings, Inc.	26,500	2,618,465
Perficient, Inc. (A)	29,950	1,043,158

		11,637,120

Leisure Products - 0.3%
Acushnet Holdings Corp.	9,200	252,080
MasterCraft Boat Holdings, Inc. (A)	145,700	1,522,565
Polaris, Inc.	4,200	297,906

		2,072,551

Machinery - 2.7%
Altra Industrial Motion Corp.	45,850	1,279,674
Columbus McKinnon Corp.	63,792	1,727,487

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	37,500	$ 1,386,000
Gencor Industries, Inc. (A)	113,000	1,369,560
Miller Industries, Inc.	26,000	789,880
Mueller Industries, Inc.	81,000	2,097,900
Oshkosh Corp.	13,600	918,408
Trinity Industries, Inc. (B)	193,600	3,734,544
Watts Water Technologies, Inc., Class A	8,450	696,280
Westinghouse Air Brake Technologies Corp.	36,400	2,053,688

		16,053,421

Media - 5.9%
Discovery, Inc., Class C (A)	188,960	3,856,674
DISH Network Corp., Class A (A)	258,300	6,461,374
Fox Corp., Class A	158,400	4,097,808
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	200,173	6,819,894
MSG Networks, Inc., Class A (A) (B)	197,500	2,346,300
News Corp., Class A	547,616	5,426,875
ViacomCBS, Inc., Class B	385,385	6,651,745

		35,660,670

Metals & Mining - 0.8%
Commercial Metals Co.	134,000	2,135,960
Kaiser Aluminum Corp.	22,000	1,589,060
Schnitzer Steel Industries, Inc., Class A	54,000	840,240

		4,565,260

Mortgage Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	916,842	5,730,263

Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	507,400	8,641,022
NorthWestern Corp.	77,400	4,465,206

		13,106,228

Multiline Retail - 1.4%
Dollar Tree, Inc. (A)	104,300	8,309,581

Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. (A) (B)	631,304	1,881,286
Delek US Holdings, Inc. (B)	51,196	1,195,427
EQT Corp.	256,300	3,739,417
HollyFrontier Corp.	90,000	2,973,600
Magnolia Oil & Gas Corp., Class A (A) (B)	205,300	1,328,291
REX American Resources Corp. (A)	28,500	1,695,180
Williams Cos., Inc.	339,300	6,572,241

		19,385,442

Paper & Forest Products - 0.4%
Domtar Corp.	50,500	1,179,680
P.H. Glatfelter Co.	73,500	1,073,100

		2,252,780

Pharmaceuticals - 1.1%
BioDelivery Sciences International, Inc. (A)	308,500	1,406,760
Jazz Pharmaceuticals PLC (A)	46,200	5,093,550

		6,500,310

Professional Services - 1.3%
ASGN, Inc. (A)	44,500	2,067,025
FTI Consulting, Inc. (A)	13,200	1,681,152
Heidrick & Struggles International, Inc.	47,900	1,074,876
ICF International, Inc.	43,500	3,198,990

		8,022,043

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	131,500	$ 510,220

Road & Rail - 0.3%
AMERCO	6,050	1,694,787

Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	38,200	1,897,776
AXT, Inc. (A)	162,000	895,860
Brooks Automation, Inc.	38,800	1,493,412
Cohu, Inc.	143,714	2,375,592
Entegris, Inc.	48,000	2,603,040
MagnaChip Semiconductor Corp. (A)	189,000	2,186,730
MaxLinear, Inc. (A)	26,600	438,634
MKS Instruments, Inc.	32,300	3,237,429
Onto Innovation, Inc. (A)	43,250	1,403,895
Qorvo, Inc. (A)	58,724	5,756,714
Silicon Motion Technology Corp., ADR	72,700	3,194,438
Tower Semiconductor, Ltd. (A)	100,000	1,923,500
Universal Display Corp.	10,350	1,553,742

		28,960,762

Software - 2.2%
CDK Global, Inc.	133,700	5,251,736
LogMeIn, Inc.	19,300	1,649,378
Progress Software Corp.	39,000	1,595,490
SS&C Technologies Holdings, Inc.	86,400	4,765,824

		13,262,428

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (B)	84,500	894,010
American Eagle Outfitters, Inc.	237,000	1,884,150
Foot Locker, Inc.	154,250	3,953,427
Ross Stores, Inc.	28,400	2,594,624
Urban Outfitters, Inc. (A) (B)	96,000	1,664,640
Williams-Sonoma, Inc. (B)	28,400	1,756,256

		12,747,107

Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc., Class C (A)	45,800	1,955,202
NCR Corp. (A)	226,626	4,650,366

		6,605,568

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (A)	12,300	1,829,748
Steven Madden, Ltd.	63,500	1,591,945

		3,421,693

Thrifts & Mortgage Finance - 0.9%
Provident Financial Services, Inc.	77,500	1,112,125
TrustCo Bank Corp.	185,000	1,165,500
Washington Federal, Inc.	125,000	3,342,500

		5,620,125

Trading Companies & Distributors - 2.1%
AerCap Holdings NV (A)	218,872	6,154,681
HD Supply Holdings, Inc. (A)	221,100	6,562,248

		12,716,929

Total Common Stocks (Cost $587,939,330)		583,680,907

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	6,345,465	$ 6,345,465

Total Other Investment Company (Cost $6,345,465)		6,345,465

Principal	Value
REPURCHASE AGREEMENT - 3.9%

Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $23,755,035 on 05/01/2020. Collateralized by U.S. Government Obligations, 1.88% - 2.50%, due 02/15/2022 - 03/31/2022, and with a total value of $24,232,682.

$ 23,755,035	$ 23,755,035

Total Repurchase Agreement (Cost $23,755,035)	23,755,035

Total Investments (Cost $618,039,830)	613,781,407
Net Other Assets (Liabilities) - (1.5)%	(8,796,996)

Net Assets - 100.0%	$ 604,984,411

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$583,680,907	$—	$—	$583,680,907
Other Investment Company	6,345,465	—	—	6,345,465
Repurchase Agreement	—	23,755,035	—	23,755,035

Total Investments	$590,026,372	$23,755,035	$—	$613,781,407

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,352,417, collateralized by cash collateral of $6,345,465 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,625,346. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.5%
AIMCO CLO Trust
Series 2018-AA, Class B,
3-Month LIBOR + 1.40%, 2.53% (A), 04/17/2031 (B)	$ 500,000	$ 462,255
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 3.68% (A), 04/17/2031 (B)	1,500,000	1,176,921
Ares XXXIIR CLO, Ltd. Series 2014-32RA, Class E, 3-Month LIBOR + 8.40%, 10.09% (A), 05/15/2030 (B)	3,400,000	1,543,709
Ares XXXVII CLO, Ltd. Series 2015-4A, Class ER, 3-Month LIBOR + 7.27%, 8.49% (A), 10/15/2030 (B)	4,000,000	1,775,488
Avery Point VI CLO, Ltd. Series 2015-6A, Class F, 3-Month LIBOR + 6.80%, 8.54% (A), 08/05/2027 (B)	2,000,000	904,796
Beechwood Park CLO, Ltd. Series 2019-1A, Class A1, 3-Month LIBOR + 1.33%, 3.23% (A), 01/17/2033 (B)	5,000,000	4,807,665
Benefit Street Partners CLO XVII, Ltd. Series 2019-17A, Class B, 3-Month LIBOR + 1.85%, 3.07% (A), 07/15/2032 (B)	400,000	366,080
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 2.89% (A), 01/20/2031 (B)	750,000	633,984
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 3.69% (A), 01/20/2031 (B)	3,000,000	2,325,012
Dryden 53 CLO, Ltd. Series 2017-53A, Class B, 3-Month LIBOR + 1.40%, 2.62% (A), 01/15/2031 (B)	1,400,000	1,300,426
Dryden 55 CLO, Ltd. Series 2018-55A, Class F, 3-Month LIBOR + 7.20%, 8.42% (A), 04/15/2031 (B)	3,000,000	1,296,078
Dryden 80 CLO, Ltd.
Series 2019-80A, Class A1,
3-Month LIBOR + 1.33%, 3.21% (A), 01/17/2033 (B)	5,500,000	5,252,786
Series 2019-80A, Class B,
3-Month LIBOR + 1.90%, 3.78% (A), 01/17/2033 (B)	4,000,000	3,699,776
Elm CLO, Ltd. Series 2014-1A, Class CRR, 3-Month LIBOR + 2.35%, 3.48% (A), 01/17/2029 (B)	1,000,000	908,955
Hayfin Kingsland VIII, Ltd.
Series 2018-8A, Class A,
3-Month LIBOR + 1.12%, 2.26% (A), 04/20/2031 (B)	650,000	603,747
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 2.62% (A), 04/20/2031 (B)	725,000	654,708

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, LP Series 2017-1A, Class A, 2.96%, 10/25/2021 (B)	$ 1,408,000	$ 1,316,518
HPS Loan Management, Ltd. Series 15A-19, Class B, 3-Month LIBOR + 1.80%, 3.60% (A), 07/22/2032 (B)	1,000,000	922,805
Madison Park Funding XXII, Ltd.
Series 2016-22A, Class A1R,
3-Month LIBOR + 1.26%, 2.48% (A), 01/15/2033 (B)	1,000,000	950,300
Series 2016-22A, Class CR,
3-Month LIBOR + 2.00%, 3.22% (A), 01/15/2033 (B)	2,500,000	2,095,795
Madison Park Funding XXX, Ltd. Series 2018-30A, Class C, 3-Month LIBOR + 1.70%, 2.92% (A), 04/15/2029 (B)	475,000	422,024
Madison Park Funding XXXVI, Ltd. Series 2019-36A, Class B1, 3-Month LIBOR + 1.85%, 3.79% (A), 01/15/2033 (B)	8,000,000	7,402,376
Marble Point CLO, Ltd. Series 2018-2A, Class A1, 3-Month LIBOR + 1.33%, 2.47% (A), 01/20/2032 (B)	4,750,000	4,475,417
Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR2, 3-Month LIBOR + 1.03%, 1.92% (A), 01/28/2030 (B)	2,425,000	2,358,616
Neuberger Berman CLO XXI, Ltd. Series 2016-21A, Class CR, 3-Month LIBOR + 1.60%, 2.74% (A), 04/20/2027 (B)	1,000,000	927,607
Neuberger Berman Loan Advisers CLO 34, Ltd. Series 2019-34A, Class A1, 3-Month LIBOR + 1.32%, 2.46% (A), 01/20/2033 (B)	7,550,000	7,314,583
Octagon Investment Partners 18-R, Ltd. Series 2018-18A, Class E, 3-Month LIBOR + 8.25%, 10.09% (A), 04/16/2031 (B)	1,625,000	691,295
OHA Credit Funding 3, Ltd. Series 2019-3A, Class B1, 3-Month LIBOR + 1.80%, 2.94% (A), 07/20/2032 (B)	1,500,000	1,390,297
OHA Loan Funding, Ltd.
Series 2015-1A, Class B1R2,
3-Month LIBOR + 1.90%, 3.59% (A), 11/15/2032 (B)	3,000,000	2,848,338
Series 2016-1A, Class AR,
3-Month LIBOR + 1.26%, 2.40% (A), 01/20/2033 (B)	1,000,000	962,508
Series 2016-1A, Class B1R,
3-Month LIBOR + 1.60%, 2.74% (A), 01/20/2033 (B)	2,375,000	2,191,897

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Post CLO, Ltd. Series 2018-1A, Class C, 3-Month LIBOR + 2.00%, 3.18% (A), 04/16/2031 (B)	$ 3,075,000	$ 2,681,766
RR 7, Ltd.
Series 2019-7A, Class A1B,
3-Month LIBOR + 1.65%, 2.87% (A), 01/15/2033 (B)	7,100,000	6,682,612
Series 2019-7A, Class A2,
3-Month LIBOR + 2.00%, 3.22% (A), 01/15/2033 (B)	4,675,000	4,371,630
Southwick Park CLO LLC Series 2019-4A, Class A1, 3-Month LIBOR + 1.30%, 2.44% (A), 07/20/2032 (B)	2,500,000	2,397,210
TCW CLO, Ltd. Series 2019-1A, Class B, 3-Month LIBOR + 1.80%, 3.49% (A), 02/15/2029 (B)	1,000,000	940,710
Voya CLO, Ltd. Series 2018-1A, Class B, 3-Month LIBOR + 1.80%, 2.94% (A), 04/19/2031 (B)	750,000	657,584
Whitebox CLO, Ltd. Series 2019-1A, Class ANA, 3-Month LIBOR + 1.41%, 2.43% (A), 07/24/2032 (B)	6,000,000	5,656,764
World Financial Network Credit Card Master Trust Series 2019-C, Class M, 2.71%, 07/15/2026	2,200,000	2,076,079
York CLO, Ltd. Series 2015-1A, Class AR, 3-Month LIBOR + 1.15%, 2.25% (A), 01/22/2031 (B)	5,000,000	4,758,275

Total Asset-Backed Securities (Cost $107,842,527)		94,205,392

CORPORATE DEBT SECURITIES - 76.9%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.85%, 12/15/2025 (B)	518,000	561,123
BAE Systems PLC 3.40%, 04/15/2030 (B)	1,153,000	1,248,046
Huntington Ingalls Industries, Inc. 4.20%, 05/01/2030 (B)	307,000	324,627
L3 Harris Technologies, Inc.
3-Month LIBOR + 0.75%, 1.59% (A), 03/10/2023	2,000,000	1,960,027
2.90%, 12/15/2029	604,000	616,592
Lockheed Martin Corp. 3.10%, 01/15/2023	1,498,000	1,580,657
Moog, Inc. 4.25%, 12/15/2027 (B)	219,000	205,313
Northrop Grumman Corp. 5.25%, 05/01/2050	457,000	648,606
Spirit AeroSystems, Inc. 7.50%, 04/15/2025 (B)	1,115,000	1,098,275

		8,243,266

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.3%
Cargo Aircraft Management, Inc. 4.75%, 02/01/2028 (B)	$ 1,350,000	$ 1,260,562
United Parcel Service, Inc.
3-Month LIBOR + 0.45%, 1.88% (A), 04/01/2023	1,500,000	1,486,181
3.90%, 04/01/2025	248,000	276,126
5.30%, 04/01/2050	818,000	1,169,543

		4,192,412

Airlines - 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025 (B) (C)	1,080,000	1,108,461
Southwest Airlines Co. 5.25%, 05/04/2025	171,000	170,371

		1,278,832

Auto Components - 0.1%
Allison Transmission, Inc. 5.00%, 10/01/2024 (B)	850,000	816,000
Dana, Inc. 5.38%, 11/15/2027	167,000	147,377
Delphi Technologies PLC 5.00%, 10/01/2025 (B)	991,000	926,585

		1,889,962

Automobiles - 0.8%
FCE Bank PLC 1.11%, 05/13/2020, MTN (D)	EUR 3,750,000	4,078,615
Ford Motor Co.
8.50%, 04/21/2023	$ 761,000	750,536
9.00%, 04/22/2025	168,000	163,590
9.63%, 04/22/2030 (C)	438,000	436,366
Tesla, Inc. 5.30%, 08/15/2025 (B)	727,000	708,825
Volkswagen International Finance NV
1.88%, 03/30/2027 (D)	EUR 2,900,000	3,262,117
Fixed until 03/24/2026 (E), 4.63% (A) (D)	2,000,000	2,218,635

		11,618,684

Banks - 15.6%
ADCB Finance Cayman, Ltd.
4.00%, 03/29/2023, MTN (D)	$ 1,600,000	1,642,400
4.50%, 03/06/2023, MTN (D)	600,000	619,140
Al Ahli Bank of Kuwait KSCP 3.50%, 04/05/2022 (D)	1,000,000	1,004,454
Australia & New Zealand Banking Group, Ltd.
3-Month LIBOR + 0.50%, 2.19% (A), 08/19/2020 (B)	2,000,000	2,000,185
Fixed until 07/22/2025, 2.95% (A), 07/22/2030 (B)	1,233,000	1,216,625
Fixed until 06/15/2026 (E), 6.75% (A) (B)	563,000	603,818
Banco de Credito e Inversiones SA 3.50%, 10/12/2027 (C) (D)	1,500,000	1,469,602
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 4.38%, 04/11/2027 (D)	1,500,000	1,401,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander 5.38%, 04/17/2025 (B)	$ 284,000	$ 291,455
Banco Santander SA
3-Month LIBOR + 1.12%, 2.43% (A), 04/12/2023	1,000,000	964,148
2.71%, 06/27/2024	400,000	410,815
3-Month LIBOR + 1.56%, 2.87% (A), 04/11/2022	1,000,000	992,455
Bank of America Corp.
3-Month LIBOR + 0.38%, 1.42% (A), 01/23/2022	1,000,000	981,037
3-Month LIBOR + 1.16%, 2.30% (A), 01/20/2023, MTN	2,000,000	1,993,102
Fixed until 10/22/2024, 2.46% (A), 10/22/2025, MTN	711,000	727,192
2.63%, 04/19/2021, MTN	1,934,000	1,964,794
Fixed until 05/17/2021, 3.50% (A), 05/17/2022, MTN	244,000	248,958
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	3,441,000	3,755,322
Fixed until 03/20/2050, 4.08% (A), 03/20/2051, MTN	4,397,000	5,279,944
6.11%, 01/29/2037	3,255,000	4,404,234
Bank of America NA Fixed until 01/25/2022, 3.34% (A), 01/25/2023	282,000	291,141
Bank of China, Ltd. 5.00%, 11/13/2024 (D)	1,000,000	1,086,736
Bank of Montreal 2.05%, 11/01/2022, MTN	949,000	965,909
Bank of Nova Scotia 3-Month LIBOR + 0.62%, 1.67% (A), 09/19/2022	1,000,000	990,421
BankUnited, Inc. 4.88%, 11/17/2025	418,000	445,565
Barclays Bank PLC 3-Month EURIBOR + 0.71%, 0.22% (A), 06/15/2020, MTN (D) (E)	EUR 1,000,000	911,089
Barclays PLC
Fixed until 09/15/2023 (E), 7.75% (A)	$ 3,150,000	3,039,750
Fixed until 03/15/2022 (E), 7.88% (A) (D)	4,000,000	3,960,000
Fixed until 06/15/2024 (E), 8.00% (A)	2,963,000	2,955,592
BNP Paribas SA
Fixed until 03/20/2021, 2.88% (A), 03/20/2026, MTN (D)	EUR 1,900,000	2,094,323
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	$ 676,000	679,353
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	1,804,000	1,950,272
Fixed until 03/14/2022 (E), 6.75% (A) (B) (C)	3,305,000	3,255,425
Fixed until 03/30/2021 (E), 7.63% (A) (B)	400,000	407,000

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
3-Month LIBOR + 1.22%, 2.90% (A), 05/22/2022 (B)	$ 2,000,000	$ 1,979,980
4.63%, 07/18/2023 (D)	EUR 4,000,000	4,835,484
Canadian Imperial Bank of Commerce
3-Month LIBOR + 0.32%, 2.08% (A), 02/02/2021	$ 2,500,000	2,494,029
2.25%, 01/28/2025	557,000	561,346
Capital One NA 3-Month LIBOR + 1.15%, 1.91% (A), 01/30/2023	1,454,000	1,402,129
CBQ Finance, Ltd. 5.00%, 05/24/2023, MTN (D)	1,900,000	1,977,520
China Construction Bank Corp. Fixed until 05/13/2020, 3.88% (A), 05/13/2025 (D)	1,500,000	1,500,033
CitiBank NA 3-Month LIBOR + 0.35%, 2.06% (A), 02/12/2021	2,000,000	1,993,730
Citigroup, Inc.
3-Month LIBOR + 1.07%, 2.07% (A), 12/08/2021	1,000,000	999,232
3-Month LIBOR + 1.02%, 2.60% (A), 06/01/2024	1,000,000	976,564
3-Month LIBOR + 1.19%, 2.95% (A), 08/02/2021	1,000,000	999,405
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	706,000	753,570
Fixed until 03/31/2030, 4.41% (A), 03/31/2031	1,494,000	1,719,973
4.45%, 09/29/2027	393,000	430,508
4.65%, 07/23/2048	1,500,000	1,843,199
4.75%, 05/18/2046	729,000	886,205
6.00%, 10/31/2033	359,000	448,724
Citizens Financial Group, Inc.
2.50%, 02/06/2030	92,000	86,766
3.25%, 04/30/2030	113,000	113,422
4.30%, 12/03/2025	227,000	243,791
Credit Agricole SA
Fixed until 01/23/2024 (E), 7.88% (A) (B) (C)	4,000,000	4,250,000
Fixed until 12/23/2025 (E), 8.13% (A) (B)	1,553,000	1,723,830
Credit Suisse AG
2.10%, 11/12/2021	378,000	381,999
Fixed until 09/18/2020, 5.75% (A), 09/18/2025 (D)	EUR 4,500,000	4,955,191
Danske Bank A/S
Fixed until 08/27/2024, 0.50% (A), 08/27/2025 (D)	1,750,000	1,840,521
Fixed until 02/12/2025, 1.38% (A), 02/12/2030, MTN (D)	3,750,000	3,935,894
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 210,000	210,080
3.88%, 09/12/2023 (B)	200,000	206,310
Fixed until 06/26/2025 (E), 7.00% (A) (D)	500,000	488,750
DBS Group Holdings, Ltd. 2.85%, 04/16/2022 (B)	202,000	205,891

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank 2.70%, 02/06/2030	$ 541,000	$ 495,041
Fifth Third Bancorp 2.88%, 07/27/2020	1,279,000	1,282,121
First Abu Dhabi Bank PJSC 3.00%, 03/30/2022, MTN (D)	1,000,000	1,022,500
First Horizon Bank 5.75%, 05/01/2030	813,000	813,585
HSBC Holdings PLC
Fixed until 11/07/2024, 2.63% (A), 11/07/2025	1,200,000	1,223,573
3-Month LIBOR + 1.50%, 2.87% (A), 01/05/2022	2,000,000	2,002,626
3-Month LIBOR + 2.24%, 3.24% (A), 03/08/2021	1,000,000	1,007,257
3.40%, 03/08/2021	283,000	287,964
4.95%, 03/31/2030	1,049,000	1,240,429
Fixed until 03/30/2025 (E), 6.38% (A)	3,000,000	2,979,360
ING Groep NV
3-Month LIBOR + 1.00%, 2.45% (A), 10/02/2023	1,000,000	966,055
Fixed until 11/16/2026 (E), 5.75% (A)	2,050,000	1,973,125
Fixed until 04/16/2025 (E), 6.50% (A) (C)	1,500,000	1,487,250
JPMorgan Chase & Co.
Fixed until 11/04/2031, 1.05% (A), 11/04/2032, MTN (D)	EUR 1,500,000	1,599,554
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	$ 155,000	156,504
2.30%, 08/15/2021, MTN	543,000	544,742
2.55%, 10/29/2020	1,284,000	1,292,200
Fixed until 04/22/2050, 3.11% (A), 04/22/2051	2,404,000	2,489,401
Fixed until 04/01/2022, 3.21% (A), 04/01/2023	1,076,000	1,110,000
Fixed until 01/23/2028, 3.51% (A), 01/23/2029	522,000	565,545
Fixed until 07/24/2037, 3.88% (A), 07/24/2038	2,047,000	2,312,594
5.50%, 10/15/2040	2,937,000	4,037,537
Fixed until 04/30/2024 (E), 6.13% (A)	970,000	991,825
Lloyds Banking Group PLC
Fixed until 01/15/2023, 0.63% (A), 01/15/2024, MTN (D)	EUR 3,930,000	4,213,018
Fixed until 06/27/2026 (E), 6.75% (A) (C)	$ 1,881,000	1,815,165
Fixed until 06/27/2024 (E), 7.50% (A)	3,300,000	3,234,000
Malayan Banking Bhd. Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (D)	1,200,000	1,200,432
Mitsubishi UFJ Financial Group, Inc. 2.19%, 02/25/2025	498,000	501,557
Mizuho Financial Group, Inc.
3-Month LIBOR + 0.88%, 1.65% (A), 09/11/2022	1,750,000	1,719,726
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	968,000	980,607

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank, Ltd.
3-Month LIBOR + 1.00%, 2.31% (A), 07/12/2021 (B)	$ 1,300,000	$ 1,301,494
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B) (C)	1,200,000	1,247,906
National Bank of Canada 2.15%, 10/07/2022 (B)	329,000	333,391
National Westminster Bank PLC 3-Month EURIBOR + 2.15%, 1.81% (A), 07/05/2020, MTN (E)	EUR 2,900,000	2,636,757
NatWest Markets PLC 3.63%, 09/29/2022 (B)	$ 1,192,000	1,230,203
Nordea Bank Abp Fixed until 03/26/2026 (E), 6.63% (A) (B)	2,721,000	2,738,006
Oversea-Chinese Banking Corp., Ltd. 4.25%, 06/19/2024, MTN (D)	1,300,000	1,370,783
Philippine National Bank 3.28%, 09/27/2024, MTN (C) (D)	2,000,000	1,976,078
PNC Bank NA 3-Month LIBOR + 0.50%, 1.49% (A), 07/27/2022	1,700,000	1,677,092
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB 4.63%, 09/26/2022 (D)	1,750,000	1,803,368
QNB Finance, Ltd.
2.13%, 09/07/2021, MTN (D)	1,250,000	1,249,990
3.50%, 03/28/2024, MTN (D)	550,000	569,250
Royal Bank of Canada 3-Month LIBOR + 0.47%, 1.31% (A), 04/29/2022, MTN	1,000,000	986,625
Royal Bank of Scotland Group PLC
Fixed until 03/02/2025, 1.75% (A), 03/02/2026, MTN (D)	EUR 5,500,000	5,994,385
3-Month LIBOR + 1.55%, 2.77% (A), 06/25/2024	$ 1,000,000	952,117
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	413,000	411,948
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	303,940
Shinhan Bank Co., Ltd. 3.88%, 03/24/2026, MTN (D)	2,200,000	2,297,979
Skandinaviska Enskilda Banken AB Fixed until 05/28/2021, 2.50% (A), 05/28/2026, MTN (D)	EUR 3,250,000	3,567,965
Societe Generale SA Fixed until 12/18/2023 (E), 7.88% (A) (B) (C)	$ 2,000,000	1,961,240
Standard Chartered PLC
Fixed until 04/01/2030, 4.64% (A), 04/01/2031 (B)	815,000	896,406
Fixed until 04/02/2022 (E), 7.50% (A) (B)	3,488,000	3,508,928
Sumitomo Mitsui Financial Group, Inc. 3-Month LIBOR + 0.74%, 1.88% (A), 10/18/2022	2,000,000	1,960,780
Synovus Bank Fixed until 02/10/2022, 2.29% (A), 02/10/2023	521,000	514,829

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Bank
2.25%, 03/11/2030	$ 1,923,000	$ 1,871,399
Fixed until 09/17/2024, 2.64% (A), 09/17/2029	250,000	242,897
3.20%, 04/01/2024	1,443,000	1,521,932
Truist Financial Corp. 3-Month LIBOR + 0.57%, 1.31% (A), 06/15/2020, MTN	2,500,000	2,499,974
UniCredit SpA
Fixed until 01/20/2025, 1.20% (A), 01/20/2026, MTN (D)	EUR 2,375,000	2,408,840
Fixed until 07/03/2024, 1.63% (A), 07/03/2025, MTN (D)	3,000,000	3,121,858
3-Month LIBOR + 3.90%, 5.21% (A), 01/14/2022 (B)	$ 1,000,000	991,388
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B) (C)	2,454,000	2,399,106
Fixed until 04/02/2029, 7.30% (A), 04/02/2034 (B)	1,364,000	1,465,158
United Overseas Bank, Ltd. Fixed until 09/16/2021, 3.50% (A), 09/16/2026, MTN (D)	1,300,000	1,304,615
Wells Fargo & Co.
3-Month LIBOR + 1.11%, 2.13% (A), 01/24/2023	4,000,000	3,978,080
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	2,321,000	2,302,292
4.30%, 07/22/2027, MTN	2,526,000	2,753,951
4.65%, 11/04/2044, MTN	4,131,000	4,844,398
5.61%, 01/15/2044	729,000	955,598
Wells Fargo Bank NA Fixed until 09/09/2021, 2.08% (A), 09/09/2022	490,000	494,200
Westpac Banking Corp. 3-Month LIBOR + 0.57%, 1.88% (A), 01/11/2023	2,000,000	1,973,948
Woori Bank 5.13%, 08/06/2028, MTN (D)	1,900,000	2,111,606
Zions Bancorp NA 3.25%, 10/29/2029	2,828,000	2,584,538

		226,310,688

Beverages - 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	7,711,000	8,896,880
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	922,000	1,031,881
4.60%, 04/15/2048	1,648,000	1,826,738
4.75%, 01/23/2029	326,000	377,142
Coca-Cola Co.
2.75%, 06/01/2060	1,085,000	1,079,120
2.95%, 03/25/2025	392,000	425,674
4.20%, 03/25/2050	1,139,000	1,474,461
Constellation Brands, Inc. 3.75%, 05/01/2050	654,000	665,049

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/2025	$ 455,000	$ 454,796
2.13%, 04/29/2032	242,000	242,525
Heineken NV 3.50%, 01/29/2028 (B)	914,000	992,660
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	1,448,000	1,542,584
4.42%, 05/25/2025	539,000	603,351
4.50%, 11/15/2045	963,000	1,103,879
4.99%, 05/25/2038	634,000	767,424
PepsiCo, Inc.
2.25%, 03/19/2025	380,000	402,194
2.88%, 10/15/2049	3,932,000	4,214,934

		26,101,292

Biotechnology - 0.9%
AbbVie, Inc.
4.05%, 11/21/2039 (B)	2,025,000	2,246,013
4.25%, 11/21/2049 (B)	2,597,000	2,994,227
4.50%, 05/14/2035	782,000	911,417
Amgen, Inc.
3.15%, 02/21/2040	2,404,000	2,502,522
3.38%, 02/21/2050	1,862,000	1,997,364
5.15%, 11/15/2041	843,000	1,131,982
Biogen, Inc. 3.15%, 05/01/2050	592,000	580,476

		12,364,001

Building Products - 0.5%
Carrier Global Corp.
3.38%, 04/05/2040 (B)	2,254,000	2,020,762
3.58%, 04/05/2050 (B)	565,000	509,601
Griffon Corp. 5.75%, 03/01/2028	864,000	822,960
Owens Corning 4.30%, 07/15/2047	1,192,000	1,146,368
Standard Industries, Inc. 6.00%, 10/15/2025 (B)	1,475,000	1,519,250
Whirlpool EMEA Finance Sarl 0.50%, 02/20/2028	EUR 1,685,000	1,702,497

		7,721,438

Capital Markets - 4.1%
Altice France Holding SA 6.00%, 02/15/2028 (B)	$ 1,825,000	1,660,385
Ameriprise Financial, Inc. 3.00%, 03/22/2022	363,000	374,843
Charles Schwab Corp.
3.85%, 05/21/2025	973,000	1,094,246
Fixed until 06/01/2025 (E), 5.38% (A)	2,270,000	2,323,912
Credit Suisse Group AG
Fixed until 07/17/2024, 1.25% (A), 07/17/2025, MTN (D)	EUR 2,925,000	3,197,744
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	$ 281,000	280,428
Fixed until 04/01/2030, 4.19% (A), 04/01/2031 (B)	1,469,000	1,602,143
Fixed until 07/17/2023 (E), 7.50% (A) (B)	1,745,000	1,760,024
Fixed until 12/11/2023 (E), 7.50% (A) (B)	1,700,000	1,795,625

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
3-Month LIBOR + 1.23%, 2.87% (A), 02/27/2023	$ 2,500,000	$ 2,294,720
4.25%, 02/04/2021	151,000	151,296
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	949,000	882,570
FS Energy & Power Fund 7.50%, 08/15/2023 (B)	152,000	98,420
Goldman Sachs Group, Inc.
2.13%, 09/30/2024, MTN (D)	EUR 2,895,000	3,305,139
2.35%, 11/15/2021	$ 1,879,000	1,886,065
3-Month LIBOR + 1.36%, 2.35% (A), 04/23/2021	3,500,000	3,510,798
3.80%, 03/15/2030	346,000	379,664
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	1,528,000	1,677,299
4.25%, 10/21/2025	485,000	520,634
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	3,742,000	4,234,781
6.75%, 10/01/2037	1,600,000	2,185,182
Huarong Finance II Co., Ltd. 5.00%, 11/19/2025, MTN (D)	1,000,000	1,056,922
LPL Holdings, Inc. 5.75%, 09/15/2025 (B)	1,125,000	1,108,125
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	66,000	66,807
3-Month LIBOR + 1.40%, 2.51% (A), 04/21/2021, MTN	2,500,000	2,508,643
Fixed until 04/01/2030, 3.62% (A), 04/01/2031, MTN	598,000	656,260
3.63%, 01/20/2027	1,121,000	1,219,449
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	2,029,000	2,282,379
NASDAQ, Inc. 3.25%, 04/28/2050	334,000	335,040
SURA Asset Management SA
4.38%, 04/11/2027 (D)	750,000	731,258
4.88%, 04/17/2024 (D)	1,550,000	1,569,390
UBS AG
1.75%, 04/21/2022 (B)	273,000	274,153
3-Month LIBOR + 0.85%, 2.43% (A), 06/01/2020	1,700,000	1,700,732
Fixed until 02/12/2021, 4.75% (A), 02/12/2026, MTN (D)	EUR 3,700,000	4,104,694
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 1,417,000	1,445,729
3-Month LIBOR + 1.22%, 2.90% (A), 05/23/2023 (B)	2,000,000	1,984,259
Fixed until 01/31/2024 (E), 7.00% (A) (B)	3,225,000	3,297,562

		59,557,320

Chemicals - 1.5%
Air Products & Chemicals, Inc.
0.80%, 05/05/2032	EUR 725,000	802,150
1.85%, 05/15/2027	$ 297,000	300,919
2.80%, 05/15/2050	835,000	850,929
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (B)	856,000	814,134

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Braskem Finance BV
4.50%, 01/10/2028 (B) (C)	$ 893,000	$ 759,050
4.50%, 01/31/2030 (B)	3,105,000	2,515,050
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.30%, 05/01/2023 (B)	162,000	163,809
CNAC Finbridge Co., Ltd. 4.88%, 03/14/2025 (D)	1,800,000	1,922,148
Consolidated Energy Finance SA 6.88%, 06/15/2025 (B)	1,085,000	835,450
Dow Chemical Co. 4.80%, 11/30/2028	256,000	286,692
Ecolab, Inc.
2.38%, 08/10/2022	868,000	900,277
4.80%, 03/24/2030	369,000	453,861
Equate Petrochemical BV 3.00%, 03/03/2022 (D)	1,700,000	1,699,796
Huntsman International LLC 4.50%, 05/01/2029	1,704,000	1,641,736
LYB International Finance III LLC 4.20%, 10/15/2049	1,516,000	1,547,635
OCI NV 5.25%, 11/01/2024 (B)	1,100,000	1,083,674
Praxair, Inc. 2.25%, 09/24/2020	664,000	665,959
Sasol Financing USA LLC 6.50%, 09/27/2028 (C)	1,400,000	910,000
Sherwin-Williams Co.
2.30%, 05/15/2030	303,000	299,119
3.30%, 05/15/2050	849,000	868,775
Westlake Chemical Corp. 1.63%, 07/17/2029	EUR 2,890,000	2,839,176

		22,160,339

Commercial Services & Supplies - 0.7%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (B)	$ 1,225,000	576,240
Aramark Services, Inc. 6.38%, 05/01/2025 (B)	105,000	109,200
Clean Harbors, Inc. 4.88%, 07/15/2027 (B)	892,000	920,990
Garda World Security Corp. 9.50%, 11/01/2027 (B)	1,241,000	1,241,000
Harsco Corp. 5.75%, 07/31/2027 (B)	1,375,000	1,296,212
Ingersoll-Rand Luxembourg Finance SA 4.50%, 03/21/2049	1,496,000	1,755,801
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 04/15/2024 (B)	350,000	342,891
5.75%, 04/15/2026 (B)	95,000	93,604
6.25%, 01/15/2028 (B)	1,800,000	1,597,140
Sotheby’s 7.38%, 10/15/2027 (B) (C)	1,620,000	1,363,846
Waste Connections, Inc. 2.60%, 02/01/2030	1,376,000	1,399,200

		10,696,124

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.2%
ABB Finance USA, Inc. 3.38%, 04/03/2023	$ 407,000	$ 424,780
Mattamy Group Corp. 5.25%, 12/15/2027 (B)	826,000	774,375
Tutor Perini Corp. 6.88%, 05/01/2025 (B) (C)	1,470,000	1,157,625

		2,356,780

Construction Materials - 0.1%
Holcim Finance Luxembourg SA 0.50%, 11/29/2026, MTN (D)	EUR 1,800,000	1,860,922

Consumer Finance - 1.7%
Altice Financing SA 5.00%, 01/15/2028 (B)	$ 1,506,000	1,468,350
American Express Co.
3-Month LIBOR + 0.65%, 2.29% (A), 02/27/2023	2,500,000	2,445,163
3.40%, 02/22/2024	296,000	313,702
4.20%, 11/06/2025	249,000	280,392
BMW US Capital LLC
3-Month LIBOR + 0.41%, 1.72% (A), 04/12/2021 (B)	1,000,000	982,928
3.10%, 04/12/2021 (B)	416,000	417,937
Capital One Financial Corp. 3-Month LIBOR + 0.95%, 1.95% (A), 03/09/2022	1,000,000	982,975
Credit Acceptance Corp. 6.63%, 03/15/2026	1,140,000	1,026,000
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	814,000	801,618
3-Month LIBOR + 0.45%, 2.13% (A), 02/22/2021 (B)	1,500,000	1,464,780
Enova International, Inc. 8.50%, 09/15/2025 (B)	1,503,000	1,300,095
Ford Motor Credit Co. LLC
3-Month LIBOR + 1.24%, 2.93% (A), 02/15/2023	500,000	422,500
4.39%, 01/08/2026, MTN	256,000	223,040
General Motors Financial Co., Inc.
3-Month LIBOR + 1.10%, 2.84% (A), 11/06/2021	1,000,000	935,829
3.20%, 07/06/2021	1,068,000	1,045,474
goeasy, Ltd. 5.38%, 12/01/2024 (B)	1,256,000	1,114,700
Hyundai Capital America
3.40%, 06/20/2024 (B)	317,000	308,531
5.88%, 04/07/2025 (B)	1,500,000	1,599,111
John Deere Capital Corp.
3-Month LIBOR + 0.55%, 1.55% (A), 06/07/2023, MTN	1,000,000	976,530
3-Month LIBOR + 0.42%, 1.73% (A), 07/10/2020, MTN	2,000,000	1,999,161
2.95%, 04/01/2022, MTN	670,000	694,500
3.45%, 01/10/2024, MTN (C)	461,000	496,007
3.65%, 10/12/2023	183,000	198,829
Navient Corp.
5.00%, 03/15/2027	650,000	547,300
5.63%, 08/01/2033, MTN	860,000	649,300

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Springleaf Finance Corp.
5.38%, 11/15/2029	$ 118,000	$ 97,962
6.88%, 03/15/2025	1,500,000	1,418,550
Synchrony Financial 4.50%, 07/23/2025	967,000	949,678
Volkswagen Group of America Finance LLC 2.50%, 09/24/2021 (B)	200,000	199,408

		25,360,350

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027 (B)	1,300,000	1,262,625
Avery Dennison Corp. 2.65%, 04/30/2030	734,000	716,743
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	36,000	36,000
5.38%, 01/15/2028 (B)	854,000	857,843
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (B)	915,000	927,636
Klabin Austria GmbH 7.00%, 04/03/2049 (B)	1,459,000	1,420,701
Sealed Air Corp. 5.13%, 12/01/2024 (B)	209,000	218,405
Silgan Holdings, Inc. 4.75%, 03/15/2025	875,000	888,125
Sonoco Products Co. 3.13%, 05/01/2030	891,000	891,536
Trivium Packaging Finance BV 8.50%, 08/15/2027 (B)	800,000	836,000

		8,055,614

Distributors - 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028 (B)	850,000	806,497
Anixter, Inc. 6.00%, 12/01/2025	383,000	386,830
Ingram Micro, Inc. 5.45%, 12/15/2024	495,000	473,466

		1,666,793

Diversified Consumer Services - 0.1%
frontdoor, Inc. 6.75%, 08/15/2026 (B)	1,125,000	1,167,187

Diversified Financial Services - 0.8%
Fairstone Financial, Inc. 7.88%, 07/15/2024 (B)	320,000	304,000
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	751,000	773,432
4.42%, 11/15/2035	2,287,000	2,383,437
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027 (B)	1,109,000	770,755
LUKOIL Securities BV 3.88%, 05/06/2030 (B) (F)	2,000,000	1,996,000
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,116,000	1,199,429

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	$ 1,098,000	$ 1,096,481
Fixed until 04/20/2026, 5.25% (A), 04/20/2046	538,000	548,855
Quicken Loans, Inc. 5.75%, 05/01/2025 (B)	1,480,000	1,450,400
USAA Capital Corp. 2.63%, 06/01/2021, MTN (B)	367,000	373,452
Voya Financial, Inc. Fixed until 01/23/2028, 4.70% (A), 01/23/2048	1,130,000	1,033,950

		11,930,191

Diversified Telecommunication Services - 3.9%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.96% (A), 06/12/2024	2,000,000	1,960,252
Fixed until 03/02/2025 (E), 2.88% (A)	EUR 1,600,000	1,612,621
3.15%, 09/04/2036	1,000,000	1,283,685
3.40%, 05/15/2025	$ 2,037,000	2,157,244
4.50%, 05/15/2035	1,294,000	1,448,650
4.75%, 05/15/2046	2,248,000	2,600,030
4.80%, 06/15/2044	1,190,000	1,363,113
4.85%, 07/15/2045	3,619,000	4,154,826
4.90%, 08/15/2037	1,889,000	2,187,225
5.35%, 12/15/2043	912,000	1,115,907
CenturyLink, Inc. 7.50%, 04/01/2024	1,550,000	1,681,750
Cogent Communications Group, Inc. 5.38%, 03/01/2022 (B)	325,000	329,355
Connect Finco SARL / Connect US Finco LLC 6.75%, 10/01/2026 (B)	955,000	904,863
Deutsche Telekom AG 3.63%, 01/21/2050 (B)	2,170,000	2,383,895
Hughes Satellite Systems Corp. 6.63%, 08/01/2026	1,371,000	1,461,486
Ooredoo International Finance, Ltd. 3.25%, 02/21/2023, MTN (D)	2,200,000	2,244,000
Optus Finance Pty, Ltd. 1.00%, 06/20/2029, MTN (D)	EUR 2,000,000	2,192,159
Telecom Italia Capital SA 7.72%, 06/04/2038	$ 810,000	939,600
Telefonica Emisiones SA
4.67%, 03/06/2038	1,368,000	1,525,251
5.21%, 03/08/2047	1,022,000	1,225,565
Telesat Canada / Telesat LLC
4.88%, 06/01/2027 (B)	142,000	139,870
6.50%, 10/15/2027 (B)	1,710,000	1,608,597
TELUS Corp. 4.30%, 06/15/2049	696,000	836,688
Verizon Communications, Inc.
1.50%, 09/19/2039	EUR 2,100,000	2,277,461
3-Month LIBOR + 1.00%, 1.74% (A), 03/16/2022	$ 1,000,000	1,001,280
3.00%, 03/22/2027	400,000	432,694
3.15%, 03/22/2030	751,000	832,591

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
3.38%, 02/15/2025	$ 268,000	$ 293,009
4.00%, 03/22/2050	240,000	298,957
4.02%, 12/03/2029	1,405,000	1,636,610
4.27%, 01/15/2036	562,000	674,124
4.40%, 11/01/2034	1,144,000	1,385,901
5.25%, 03/16/2037	6,044,000	8,050,598
Zayo Group Holdings, Inc. 6.13%, 03/01/2028 (B)	1,789,000	1,686,168

		55,926,025

Electric Utilities - 4.3%
AEP Texas, Inc. 4.15%, 05/01/2049	815,000	963,705
AEP Transmission Co. LLC 3.80%, 06/15/2049	1,013,000	1,220,025
Avangrid, Inc. 3.20%, 04/15/2025	656,000	692,786
Berkshire Hathaway Energy Co. 4.25%, 10/15/2050 (B)	930,000	1,169,705
CenterPoint Energy Houston Electric LLC 4.25%, 02/01/2049	531,000	684,540
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	191,000	240,042
Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	107,000	153,061
DTE Electric Co.
2.95%, 03/01/2050	1,123,000	1,185,308
3.95%, 03/01/2049	1,953,000	2,424,278
4.05%, 05/15/2048	1,185,000	1,481,858
Duke Energy Carolinas LLC 3.75%, 06/01/2045	2,242,000	2,674,163
Duke Energy Corp. 3-Month LIBOR + 0.50%, 2.20% (A), 05/14/2021 (B)	2,000,000	1,993,763
Duke Energy Indiana LLC 3.25%, 10/01/2049	1,901,000	2,104,039
EDP Finance BV 1.50%, 11/22/2027, MTN (D)	EUR 2,200,000	2,492,212
Electricite de France SA
Fixed until 01/22/2026 (E), 5.00% (A), MTN (D)	2,800,000	3,151,845
5.00%, 09/21/2048 (B)	$ 2,604,000	3,178,652
Emera US Finance, LP 4.75%, 06/15/2046	714,000	761,504
Enel Finance International NV
2.75%, 04/06/2023 (B)	200,000	201,902
4.25%, 09/14/2023 (B)	200,000	211,989
4.75%, 05/25/2047 (B)	779,000	901,142
Enel SpA Fixed until 02/24/2025, 3.50% (A), 05/24/2080 (D)	EUR 1,575,000	1,779,585
Engie Energia Chile SA 3.40%, 01/28/2030 (B)	$ 253,000	245,160
Entergy Texas, Inc. 4.50%, 03/30/2039	851,000	1,062,545
Evergy Kansas Central, Inc. 3.45%, 04/15/2050	1,422,000	1,633,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Exelon Corp.
2.85%, 06/15/2020	$ 2,556,000	$ 2,557,530
4.70%, 04/15/2050	840,000	1,080,634
Fenix Power Peru SA 4.32%, 09/20/2027 (D)	1,662,353	1,575,096
FirstEnergy Corp. 7.38%, 11/15/2031	1,502,000	2,203,659
Florida Power & Light Co. 3-Month LIBOR + 0.40%, 2.14% (A), 05/06/2022	3,000,000	2,973,330
Georgia Power Co. 4.30%, 03/15/2042	1,080,000	1,256,217
Interstate Power & Light Co. 3.50%, 09/30/2049	539,000	582,391
Israel Electric Corp., Ltd. 5.00%, 11/12/2024 (B) (D)	1,650,000	1,798,516
Mississippi Power Co. 4.25%, 03/15/2042	1,021,000	1,140,113
NextEra Energy Operating Partners, LP 4.25%, 07/15/2024 (B)	1,100,000	1,119,580
NSTAR Electric Co. 3.95%, 04/01/2030	349,000	413,608
NTPC, Ltd. 4.38%, 11/26/2024, MTN (D)	1,310,000	1,287,188
Oklahoma Gas & Electric Co. 3.85%, 08/15/2047	27,000	30,586
PacifiCorp.
3.30%, 03/15/2051	834,000	926,944
4.15%, 02/15/2050	1,688,000	2,146,249
PECO Energy Co. 3.00%, 09/15/2049	902,000	971,073
Public Service Electric & Gas Co. 3.20%, 08/01/2049, MTN	760,000	873,544
Puget Sound Energy, Inc. 4.22%, 06/15/2048	1,667,000	2,105,644
Southern California Edison Co. 3.65%, 02/01/2050	1,731,000	1,881,774
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	136,000	127,949
7.25%, 05/15/2027 (B)	152,000	152,000
Union Electric Co. 2.95%, 06/15/2027	266,000	280,832
Vattenfall AB Fixed until 03/19/2027, 3.00% (A), 03/19/2077 (D)	EUR 800,000	889,339
Vistra Operations Co. LLC 5.00%, 07/31/2027 (B)	$ 1,245,000	1,269,775

		62,250,682

Electrical Equipment - 0.5%
EnerSys 5.00%, 04/30/2023 (B)	1,340,000	1,336,650
Hubbell, Inc. 3.35%, 03/01/2026	282,000	291,452
Siemens Financieringsmaatschappij NV
3-Month LIBOR + 0.61%, 1.35% (A), 03/16/2022 (B)	2,000,000	1,967,232
3.25%, 05/27/2025 (B)	1,010,000	1,076,418
3.30%, 09/15/2046 (B)	2,535,000	2,760,221

		7,431,973

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. 4.00%, 04/01/2025	$ 260,000	$ 269,653
Corning, Inc. 5.45%, 11/15/2079	3,369,000	3,751,332
Trimble, Inc.
4.75%, 12/01/2024	44,000	45,806
4.90%, 06/15/2028	2,499,000	2,680,340

		6,747,131

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.49%, 05/01/2030 (F)	503,000	516,276
Calfrac Holdings, LP 10.88%, 03/15/2026 (B)	25,850	4,395
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	411,000	347,295
6.00%, 05/15/2023	750,000	662,100
6.50%, 10/01/2025	150,000	126,000
Halliburton Co. 2.92%, 03/01/2030	1,386,000	1,115,959
Hanwha Energy USA Holdings Corp. 2.38%, 07/30/2022 (B) (C)	295,000	302,223
Hi-Crush, Inc. 9.50%, 08/01/2026 (B)	430,000	26,703
Nine Energy Service, Inc. 8.75%, 11/01/2023 (B)	288,000	55,080
Pattern Energy Group, Inc. 5.88%, 02/01/2024 (B)	1,282,000	1,294,820
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (B)	333,000	336,202
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 04/01/2026	103,000	82,915

		4,869,968

Entertainment - 0.4%
Netflix, Inc.
4.38%, 11/15/2026 (C)	508,000	533,756
4.88%, 06/15/2030 (B)	1,605,000	1,702,744
TWDC Enterprises 18 Corp. 3-Month LIBOR + 0.19%, 1.50% (A), 06/05/2020, MTN	2,000,000	2,000,991
Walt Disney Co. 3-Month LIBOR + 0.39%, 1.97% (A), 09/01/2022	2,000,000	1,987,514

		6,225,005

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.
2.25%, 01/15/2022	1,714,000	1,737,952
3.60%, 01/15/2028	52,000	56,932
Camden Property Trust 2.80%, 05/15/2030	202,000	209,510
Columbia Property Trust Operating Partnership, LP 4.15%, 04/01/2025	243,000	252,617
Crown Castle International Corp.
4.30%, 02/15/2029 (C)	281,000	322,760
5.20%, 02/15/2049	877,000	1,143,803

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
CTR Partnership, LP / CareTrust Capital Corp. 5.25%, 06/01/2025	$ 373,000	$ 372,534
Duke Realty, LP
2.88%, 11/15/2029	110,000	114,279
3.05%, 03/01/2050	427,000	399,186
ESH Hospitality, Inc.
4.63%, 10/01/2027 (B)	1,375,000	1,244,375
5.25%, 05/01/2025 (B)	111,000	104,340
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (B)	495,000	491,238
6.00%, 04/15/2025 (B)	334,000	334,000
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	1,151,000	1,165,387
MPT Operating Partnership, LP / MPT Finance Corp. 5.00%, 10/15/2027	900,000	918,000
Prologis, LP 2.13%, 04/15/2027	1,400,000	1,415,134
3.00%, 04/15/2050	1,837,000	1,865,597
Sabra Health Care, LP
3.90%, 10/15/2029	334,000	300,183
4.80%, 06/01/2024	231,000	223,281
5.13%, 08/15/2026	425,000	411,891
Simon Property Group, LP
3.25%, 09/13/2049	3,370,000	2,795,253
3.38%, 12/01/2027	39,000	37,987
Unibail-Rodamco-Westfield SE Fixed until 07/25/2023 (E), 2.13% (A) (D)	EUR 2,900,000	2,658,367
VICI Properties, LP / VICI Note Co., Inc. 3.75%, 02/15/2027 (B)	$ 130,000	120,900

		18,695,506

Food & Staples Retailing - 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (B)	1,710,000	1,727,100
5.75%, 03/15/2025	308,000	316,470
Alimentation Couche-Tard, Inc. 3.80%, 01/25/2050 (B)	803,000	753,561
Costco Wholesale Corp.
1.60%, 04/20/2030	608,000	603,429
2.15%, 05/18/2021	1,828,000	1,860,672
Kroger Co. 3.95%, 01/15/2050	429,000	483,234
Sysco Corp.
2.40%, 02/15/2030	323,000	296,002
6.60%, 04/01/2050	888,000	1,097,632
US Foods, Inc. 6.25%, 04/15/2025 (B)	596,000	607,175
Walgreens Boots Alliance, Inc. 4.10%, 04/15/2050 (C)	2,350,000	2,314,107
Walmart, Inc.
2.55%, 04/11/2023	680,000	715,000

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walmart, Inc. (continued)
3.05%, 07/08/2026	$ 466,000	$ 515,218

		11,289,600

Food Products - 1.7%
Archer-Daniels-Midland Co. 2.75%, 03/27/2025 (C)	171,000	182,033
Campbell Soup Co. 3.13%, 04/24/2050	692,000	690,413
ConAgra Brands, Inc.
4.60%, 11/01/2025	285,000	318,263
5.40%, 11/01/2048	2,062,000	2,754,039
7.00%, 10/01/2028	267,000	344,936
Dole Food Co., Inc. 7.25%, 06/15/2025 (B)	900,000	846,000
Gruma SAB de CV 4.88%, 12/01/2024 (D)	1,800,000	1,867,518
Grupo Bimbo SAB de CV 4.00%, 09/06/2049 (B)	200,000	181,776
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	1,087,000	1,099,240
5.88%, 07/15/2024 (B)	230,000	234,600
Kraft Heinz Foods Co.
2.80%, 07/02/2020	80,000	79,847
3.95%, 07/15/2025	278,000	291,031
Lamb Weston Holdings, Inc. 4.63%, 11/01/2024 (B)	555,000	565,823
Land O’ Lakes, Inc. 7.00% (E), 09/18/2028 (B)	4,820,000	4,313,900
Mars, Inc. 3.88%, 04/01/2039 (B)	2,125,000	2,519,827
Mondelez International, Inc.
1.63%, 03/08/2027	EUR 2,175,000	2,467,874
2.75%, 04/13/2030	$ 129,000	137,309
Nestle Holdings, Inc. 3.50%, 09/24/2025 (B)	225,000	249,229
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (B)	830,000	839,919
Sigma Alimentos SA de CV 4.13%, 05/02/2026 (D)	500,000	504,750
Sigma Finance BV 4.88%, 03/27/2028 (D)	1,350,000	1,363,514
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	232,000	225,461
5.20%, 04/01/2029 (B)	572,000	595,820
Tyson Foods, Inc. 3-Month LIBOR + 0.45%, 2.15% (A), 08/21/2020	2,500,000	2,497,442

		25,170,564

Gas Utilities - 0.3%
Brooklyn Union Gas Co. 4.49%, 03/04/2049 (B)	59,000	72,151
ONE Gas, Inc. 4.50%, 11/01/2048	1,662,000	2,122,178
Resources Gas Group, Ltd. 4.50%, 04/05/2022, MTN (D)	1,000,000	1,044,990
Washington Gas Light Co. 3.65%, 09/15/2049, MTN	434,000	476,199

		3,715,518

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc. 3.75%, 10/01/2025 (B)	$ 772,000	$ 861,482
Becton Dickinson and Co. 4.69%, 12/15/2044	868,000	1,054,745
Becton Dickinson Euro Finance Sarl 1.21%, 06/04/2026	EUR 2,000,000	2,141,366
Danaher Corp.
2.10%, 09/30/2026	1,275,000	1,510,019
2.50%, 03/30/2030	810,000	1,011,833
DH Europe Finance II Sarl 3.25%, 11/15/2039	$ 2,827,000	3,064,840
Hologic, Inc. 4.38%, 10/15/2025 (B)	875,000	879,025
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (B) (C)	46,000	41,860
7.25%, 02/01/2028 (B)	78,000	71,009
Stryker Corp. 1.00%, 12/03/2031	EUR 2,750,000	2,941,160
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030	$ 868,000	894,863

		14,472,202

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.
4.60%, 03/15/2043	197,000	204,233
4.90%, 09/15/2045	1,656,000	1,879,636
Centene Corp.
4.25%, 12/15/2027 (B)	879,000	919,654
4.63%, 12/15/2029 (B)	42,000	45,990
Cigna Corp.
4.80%, 08/15/2038	473,000	575,617
4.90%, 12/15/2048	1,741,000	2,241,597
CVS Health Corp.
4.13%, 04/01/2040	378,000	424,177
4.25%, 04/01/2050	571,000	668,548
4.30%, 03/25/2028	2,300,000	2,608,123
4.78%, 03/25/2038	724,000	854,573
5.05%, 03/25/2048	3,307,000	4,190,698
DaVita HealthCare Partners, Inc. 5.13%, 07/15/2024	875,000	888,125
HCA, Inc.
5.25%, 06/15/2026	274,000	305,500
5.38%, 02/01/2025	1,650,000	1,773,981
Humana, Inc. 4.88%, 04/01/2030	3,180,000	3,819,934
Laboratory Corp. of America Holdings
3.25%, 09/01/2024	547,000	589,227
4.70%, 02/01/2045	1,198,000	1,452,901
LifePoint Health, Inc. 4.38%, 02/15/2027 (B)	491,000	461,540
MPH Acquisition Holdings LLC 7.13%, 06/01/2024 (B)	1,350,000	1,203,147
Tenet Healthcare Corp. 4.63%, 07/15/2024	1,100,000	1,085,678
UnitedHealth Group, Inc.
3-Month LIBOR + 0.07%, 1.29% (A), 10/15/2020	1,200,000	1,197,245
2.38%, 10/15/2022	860,000	889,762

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.75%, 07/15/2025	$ 1,045,000	$ 1,169,988
4.25%, 06/15/2048	1,901,000	2,376,582

		31,826,456

Hotels, Restaurants & Leisure - 0.8%
Banijay Entertainment SASU 5.38%, 03/01/2025 (B)	900,000	837,000
Boyd Gaming Corp. 4.75%, 12/01/2027 (B)	1,231,000	1,060,506
Brinker International, Inc. 5.00%, 10/01/2024 (B)	1,801,000	1,497,081
Cinemark USA, Inc. 8.75%, 05/01/2025 (B)	17,000	17,255
Eldorado Resorts, Inc. 6.00%, 09/15/2026	385,000	386,809
GLP Capital, LP / GLP Financing II, Inc. 5.38%, 04/15/2026	164,000	163,385
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/2025 (B)	25,000	24,844
5.75%, 05/01/2028 (B)	26,000	26,198
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc. 6.13%, 12/01/2024	1,907,000	1,744,905
McDonald’s Corp.
3.63%, 09/01/2049, MTN	672,000	735,508
4.20%, 04/01/2050, MTN (C)	658,000	783,659
4.45%, 03/01/2047, MTN	663,000	813,243
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025 (B)	660,000	660,000
Silversea Cruise Finance, Ltd. 7.25%, 02/01/2025 (B)	700,000	631,750
Six Flags Entertainment Corp. 5.50%, 04/15/2027 (B) (C)	995,000	861,371
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (B)	90,000	93,132
Viking Cruises, Ltd.
5.88%, 09/15/2027 (B)	77,000	51,783
6.25%, 05/15/2025 (B)	267,000	178,223
Wyndham Destinations, Inc. 5.75%, 04/01/2027	820,000	717,500

		11,284,152

Household Durables - 0.0% (G)
Toll Brothers Finance Corp. 4.35%, 02/15/2028	155,000	152,675

Household Products - 0.3%
Central Garden & Pet Co. 5.13%, 02/01/2028	1,140,000	1,151,400
Energizer Holdings, Inc. 6.38%, 07/15/2026 (B)	1,675,000	1,741,832
Kimberly-Clark Corp.
3.10%, 03/26/2030	817,000	912,167
3.20%, 07/30/2046	381,000	428,913
Prestige Brands, Inc. 5.13%, 01/15/2028 (B)	623,000	630,165
Procter & Gamble Co. 1.90%, 10/23/2020	35,000	35,253

		4,899,730

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
5.00%, 09/15/2026	$ 1,750,000	$ 1,758,750
5.75%, 10/15/2025	84,000	86,512

		1,845,262

Industrial Conglomerates - 0.7%
3M Co. 3.05%, 04/15/2030	433,000	472,716
Carlisle Cos., Inc. 2.75%, 03/01/2030	231,000	212,239
General Electric Co.
1.25%, 05/26/2023	EUR 6,000,000	6,532,425
3.63%, 05/01/2030	$ 460,000	461,705
4.35%, 05/01/2050	1,133,000	1,141,624
Honeywell International, Inc. 3-Month LIBOR + 0.37%, 2.10% (A), 08/08/2022	1,000,000	991,619
Roper Technologies, Inc. 2.80%, 12/15/2021	790,000	805,879

		10,618,207

Insurance - 3.9%
Ageas Fixed until 07/02/2029, 3.25% (A), 07/02/2049 (D)	EUR 2,400,000	2,669,640
Allianz SE Fixed until 10/24/2023 (E), 4.75% (A), MTN (D)	3,500,000	4,246,866
American International Group, Inc. 4.38%, 01/15/2055	$ 1,870,000	1,987,625
AmWINS Group, Inc. 7.75%, 07/01/2026 (B)	780,000	803,400
Assurant, Inc.
6.75%, 02/15/2034	51,000	60,798
Fixed until 03/27/2028, 7.00% (A), 03/27/2048 (C)	2,100,000	2,058,000
Athene Global Funding 3-Month LIBOR + 1.23%, 2.67% (A), 07/01/2022 (B)	1,000,000	963,888
Athene Holding, Ltd. 6.15%, 04/03/2030	2,105,000	2,202,893
Berkshire Hathaway Finance Corp. 4.25%, 01/15/2049	3,097,000	3,924,645
Brighthouse Financial, Inc. 4.70%, 06/22/2047	2,321,000	2,004,486
Credit Agricole Assurances SA Fixed until 01/29/2028, 2.63% (A), 01/29/2048 (D)	EUR 2,600,000	2,858,383
Enstar Group, Ltd. 4.95%, 06/01/2029	$ 1,651,000	1,666,009
Guardian Life Insurance Co. of America 3.70%, 01/22/2070 (B) (C)	278,000	282,213
Liberty Mutual Group, Inc.
Fixed until 05/23/2024, 3.63% (A), 05/23/2059 (D)	EUR 4,300,000	4,409,444
3.95%, 05/15/2060 (B) (F)	$ 728,000	724,964
4.50%, 06/15/2049 (B)	1,044,000	1,143,700
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (A), 02/24/2032	1,621,000	1,666,048

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	$ 222,000	$ 225,169
Metropolitan Life Global Funding I 3-Month LIBOR + 0.23%, 1.58% (A), 01/08/2021 (B)	2,500,000	2,496,342
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	1,208,000	1,370,436
4.45%, 05/15/2069 (B)	1,906,000	2,370,189
Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059 (B)	896,000	972,010
Progressive Corp.
3.95%, 03/26/2050	378,000	475,018
4.20%, 03/15/2048	2,633,000	3,419,741
Prudential Financial, Inc.
1.50%, 03/10/2026, MTN	796,000	793,694
3.00%, 03/10/2040, MTN	760,000	733,318
Fixed until 06/15/2023, 5.63% (A), 06/15/2043	707,000	729,624
5.70%, 12/14/2036, MTN	2,504,000	3,369,673
Fixed until 09/15/2028, 5.70% (A), 09/15/2048 (C)	243,000	249,683
Prudential PLC 3.13%, 04/14/2030	676,000	697,441
Teachers Insurance & Annuity Association of America 4.27%, 05/15/2047 (B)	2,415,000	2,816,266
Unum Group 4.50%, 12/15/2049	356,000	316,326
Willis North America, Inc.
3.88%, 09/15/2049	1,574,000	1,714,902
5.05%, 09/15/2048	720,000	936,932

		57,359,766

Internet & Catalog Retail - 0.1%
GrubHub Holdings, Inc. 5.50%, 07/01/2027 (B)	1,777,000	1,661,495

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	536,000	578,585
4.80%, 12/05/2034	614,000	828,756
Prosus NV 5.50%, 07/21/2025 (C) (D)	1,300,000	1,425,541

		2,832,882

IT Services - 1.0%
Alliance Data Systems Corp. 4.75%, 12/15/2024 (B)	1,505,000	1,113,700
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (B)	985,000	884,037
Fiserv, Inc. 4.40%, 07/01/2049	592,000	706,511
Global Payments, Inc. 3.80%, 04/01/2021	689,000	698,616
IBM Credit LLC
3-Month LIBOR + 0.26%, 1.40% (A), 01/20/2021	500,000	499,333
3-Month LIBOR + 0.16%, 1.90% (A), 02/05/2021	1,500,000	1,494,333
International Business Machines Corp. 4.70%, 02/19/2046 (C)	1,842,000	2,319,243

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Mastercard, Inc.
2.00%, 03/03/2025	$ 447,000	$ 464,759
3.80%, 11/21/2046	1,671,000	2,040,569
3.85%, 03/26/2050	452,000	563,705
Presidio Holdings, Inc. 8.25%, 02/01/2028 (B) (C)	675,000	666,090
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (B) (C)	1,350,000	1,329,912
Tempo Acquisition LLC 5.75%, 06/01/2025 (B)	237,000	237,000
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025 (B)	121,000	117,370
Visa, Inc.
2.70%, 04/15/2040	727,000	755,710
3.65%, 09/15/2047	983,000	1,198,906

		15,089,794

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
1.88%, 10/01/2049, MTN	EUR 1,945,000	2,149,621
2.38%, 04/15/2032	1,450,000	1,787,889
4.50%, 03/25/2030	$ 697,000	847,353

		4,784,863

Machinery - 1.3%
Caterpillar Financial Services Corp.
3-Month LIBOR + 0.23%, 0.97% (A), 03/15/2021, MTN	2,000,000	1,993,045
1.95%, 11/18/2022, MTN	295,000	301,023
3-Month LIBOR + 0.39%, 2.08% (A), 05/17/2021, MTN	900,000	894,295
2.55%, 11/29/2022, MTN	292,000	302,613
Caterpillar, Inc. 3.25%, 09/19/2049	1,024,000	1,099,257
CNH Industrial Capital LLC 4.20%, 01/15/2024	254,000	265,068
CNH Industrial Finance Europe SA 1.75%, 03/25/2027, MTN (D)	EUR 3,000,000	2,976,192
CNH Industrial NV
3.85%, 11/15/2027, MTN	$ 661,000	658,671
4.50%, 08/15/2023	261,000	267,235
Deere & Co. 3.75%, 04/15/2050	2,404,000	2,876,791
Illinois Tool Works, Inc.
0.63%, 12/05/2027	EUR 2,350,000	2,541,845
3.50%, 03/01/2024	$ 312,000	338,631
Parker-Hannifin Corp. 4.00%, 06/14/2049	1,889,000	2,103,725
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	297,000	319,002
Fixed until 03/15/2025, 4.00% (A), 03/15/2060	536,000	519,244
4.85%, 11/15/2048	651,000	856,956
5.20%, 09/01/2040	781,000	993,975

		19,307,568

Marine - 0.1%
Kirby Corp. 4.20%, 03/01/2028	147,000	140,011

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Marine (continued)
Pelabuhan Indonesia II PT 4.25%, 05/05/2025 (D)	$ 1,300,000	$ 1,288,625

		1,428,636

Media - 2.8%
Belo Corp. 7.25%, 09/15/2027	1,750,000	1,750,000
Block Communications, Inc. 4.88%, 03/01/2028 (B)	860,000	855,700
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	418,000	429,155
5.38%, 06/01/2029 (B)	1,645,000	1,735,491
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	1,274,000	1,255,070
4.80%, 03/01/2050	1,066,000	1,199,924
5.05%, 03/30/2029 (C)	305,000	358,216
5.38%, 04/01/2038	398,000	469,422
6.38%, 10/23/2035	1,075,000	1,380,387
Comcast Corp.
0.25%, 05/20/2027	EUR 1,900,000	2,026,626
2.35%, 01/15/2027	$ 547,000	570,560
3.20%, 07/15/2036	185,000	201,530
3.40%, 04/01/2030	248,000	278,465
3.75%, 04/01/2040	751,000	861,943
3.90%, 03/01/2038	366,000	426,187
3.95%, 10/15/2025	285,000	320,845
3.97%, 11/01/2047	1,397,000	1,658,897
4.15%, 10/15/2028	1,030,000	1,205,728
4.60%, 10/15/2038	2,960,000	3,720,182
CSC Holdings LLC
5.25%, 06/01/2024	342,000	355,646
5.50%, 04/15/2027 (B)	1,025,000	1,065,680
Discovery Communications LLC 4.95%, 05/15/2042	1,252,000	1,364,744
EW Scripps Co. 5.13%, 05/15/2025 (B) (C)	1,456,000	1,233,960
Fox Corp. 3.50%, 04/08/2030	94,000	101,417
Grupo Televisa SAB 5.25%, 05/24/2049	1,247,000	1,280,023
National CineMedia LLC 5.88%, 04/15/2028 (B)	835,000	592,850
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, 04/15/2022 (B)	1,775,000	1,748,570
Omnicom Group, Inc.
2.45%, 04/30/2030	600,000	548,744
4.20%, 06/01/2030	623,000	661,940
Sirius XM Radio, Inc. 4.63%, 07/15/2024 (B)	744,000	758,582
Sky, Ltd. 2.50%, 09/15/2026, MTN (D)	EUR 2,500,000	3,055,494
Time Warner Cable LLC 6.55%, 05/01/2037	$ 1,226,000	1,519,388
Univision Communications, Inc. 9.50%, 05/01/2025 (B)	67,000	67,754

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
ViacomCBS, Inc.
4.38%, 03/15/2043	$ 1,136,000	$ 1,106,156
4.95%, 01/15/2031	1,029,000	1,096,940
5.85%, 09/01/2043	1,665,000	1,894,360
WPP Finance 1.38%, 03/20/2025, MTN (D)	EUR 2,000,000	2,162,887

		41,319,463

Metals & Mining - 2.1%
Anglo American Capital PLC
1.63%, 03/11/2026, MTN (D)	3,275,000	3,569,498
5.38%, 04/01/2025 (B)	$ 263,000	282,954
BHP Billiton Finance, Ltd. Fixed until 10/22/2024, 5.63% (A), 10/22/2079 (D)	EUR 4,080,000	4,977,808
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (C)	$ 282,000	201,630
9.88%, 10/17/2025 (B)	916,000	906,840
Commercial Metals Co. 5.75%, 04/15/2026	890,000	881,100
First Quantum Minerals, Ltd. 7.25%, 04/01/2023 (B)	1,603,000	1,454,883
FMG Resources August 2006 Pty, Ltd. 4.50%, 09/15/2027 (B)	1,400,000	1,367,800
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,775,000	1,776,420
4.13%, 03/01/2028	124,000	115,010
4.25%, 03/01/2030	974,000	906,891
5.25%, 09/01/2029 (C)	128,000	126,400
Glencore Finance Europe, Ltd. 1.50%, 10/15/2026, MTN (D)	EUR 1,700,000	1,767,304
GTL Trade Finance, Inc. 7.25%, 04/16/2044 (D)	$ 500,000	546,250
GTL Trade Finance, Inc. / Gerdau Holdings, Inc. 5.89%, 04/29/2024 (D)	1,400,000	1,407,000
GUSAP III, LP 4.25%, 01/21/2030 (B)	850,000	773,500
Mineral Resources, Ltd. 8.13%, 05/01/2027 (B)	1,125,000	1,157,344
Novolipetsk Steel Via Steel Funding DAC 4.50%, 06/15/2023 (D)	1,600,000	1,671,558
Severstal OAO Via Steel Capital SA
3.15%, 09/16/2024 (B)	1,500,000	1,490,331
5.90%, 10/17/2022 (D)	1,000,000	1,064,980
Steel Dynamics, Inc. 3.45%, 04/15/2030	1,779,000	1,693,129
Teck Resources, Ltd.
6.13%, 10/01/2035	2,489,000	2,490,012
6.25%, 07/15/2041	509,000	479,716

		31,108,358

Mortgage Real Estate Investment Trusts - 0.1%
AG Issuer LLC 6.25%, 03/01/2028 (B)	1,075,000	949,408
Starwood Property Trust, Inc. 4.75%, 03/15/2025	975,000	823,875

		1,773,283

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.6%
Black Hills Corp. 3.88%, 10/15/2049	$ 881,000	$ 887,243
CenterPoint Energy, Inc. 2.95%, 03/01/2030	2,480,000	2,554,798
Consolidated Edison Co. of New York, Inc. 3.95%, 04/01/2050	645,000	770,868
Delmarva Power & Light Co. 4.15%, 05/15/2045	625,000	737,674
Dominion Energy, Inc. 5.25%, 08/01/2033	458,000	530,633
NiSource, Inc.
2.95%, 09/01/2029	394,000	413,406
3.60%, 05/01/2030	208,000	232,070
3.95%, 03/30/2048	1,055,000	1,199,011
5.65%, 02/01/2045	397,000	551,684
Public Service Co. of Colorado
3.70%, 06/15/2028	325,000	375,070
4.10%, 06/15/2048	526,000	671,815

		8,924,272

Multiline Retail - 0.3%
El Puerto de Liverpool SAB de CV 3.88%, 10/06/2026 (C) (D)	2,300,000	2,047,000
Kohl’s Corp.
5.55%, 07/17/2045	238,000	168,608
9.50%, 05/15/2025	128,000	131,603
Target Corp. 3.63%, 04/15/2046	1,225,000	1,472,282

		3,819,493

Oil, Gas & Consumable Fuels - 6.1%
BP Capital Markets America, Inc.
2.75%, 05/10/2023	1,295,000	1,328,726
3.00%, 02/24/2050	4,120,000	3,885,367
BP Capital Markets PLC
2.97%, 02/27/2026, MTN (D)	EUR 2,905,000	3,460,918
3.51%, 03/17/2025	$ 1,018,000	1,086,731
Buckeye Partners, LP
4.13%, 03/01/2025 (B)	150,000	138,750
4.50%, 03/01/2028 (B)	1,206,000	1,085,400
Callon Petroleum Co.
6.13%, 10/01/2024	113,000	21,753
6.38%, 07/01/2026	336,000	53,760
Canadian Natural Resources, Ltd. 2.95%, 01/15/2023	1,463,000	1,411,711
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (B)	1,003,000	917,689
5.13%, 06/30/2027	300,000	299,442
Cheniere Energy Partners, LP
4.50%, 10/01/2029 (B)	1,351,000	1,246,297
5.25%, 10/01/2025	220,000	210,012
Chevron Corp. 3-Month LIBOR + 0.53%, 1.99% (A), 03/03/2022 (C)	1,000,000	990,537
CNOOC Finance, Ltd. 3.00%, 05/09/2023	2,000,000	2,048,280
ConocoPhillips Co. 3-Month LIBOR + 0.90%, 2.59% (A), 05/15/2022	1,700,000	1,642,712

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
5.88%, 05/28/2045	$ 1,100,000	$ 964,810
6.88%, 04/29/2030	1,300,000	1,329,250
eG Global Finance PLC 6.75%, 02/07/2025 (B)	1,050,000	955,500
Enable Midstream Partners, LP
4.15%, 09/15/2029	231,000	172,995
4.95%, 05/15/2028	330,000	253,588
Energy Transfer Operating, LP
4.90%, 03/15/2035	611,000	551,600
5.15%, 02/01/2043	281,000	232,559
5.25%, 04/15/2029	121,000	121,502
5.50%, 06/01/2027	480,000	487,175
6.05%, 06/01/2041	426,000	412,009
6.13%, 12/15/2045	469,000	450,659
EnLink Midstream Partners, LP Fixed until 12/15/2022 (E), 6.00% (A)	1,400,000	378,000
Enterprise Products Operating LLC
4.05%, 02/15/2022	870,000	900,435
4.25%, 02/15/2048	874,000	876,255
4.85%, 03/15/2044	260,000	280,458
Fixed until 08/16/2022, 4.88% (A), 08/16/2077	211,000	183,570
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	295,000	265,411
EOG Resources, Inc.
4.38%, 04/15/2030	801,000	889,308
4.95%, 04/15/2050	1,462,000	1,752,358
Equinor ASA
3.25%, 11/18/2049	1,133,000	1,184,915
3.70%, 04/06/2050	650,000	723,563
Extraction Oil & Gas, Inc. 5.63%, 02/01/2026 (B)	94,000	15,510
Hess Corp. 7.13%, 03/15/2033	878,000	791,933
Hilcorp Energy I, LP / Hilcorp Finance Co. 5.00%, 12/01/2024 (B)	1,373,000	775,745
Holly Energy Partners, LP / Holly Energy Finance Corp. 5.00%, 02/01/2028 (B)	819,000	745,044
Lonestar Resources America, Inc. 11.25%, 01/01/2023 (B)	232,000	29,000
Marathon Oil Corp.
2.80%, 11/01/2022	1,032,000	971,059
6.80%, 03/15/2032	257,000	213,489
Marathon Petroleum Corp. 4.50%, 04/01/2048	1,227,000	1,048,998
MEG Energy Corp.
6.50%, 01/15/2025 (B)	312,000	255,840
7.13%, 02/01/2027 (B)	250,000	172,500
MPLX, LP
3-Month LIBOR + 1.10%, 2.10% (A), 09/09/2022	1,500,000	1,330,917
3.50%, 12/01/2022 (B)	155,000	153,086
Fixed until 02/15/2023 (E), 6.88% (A)	5,500,000	3,954,610
Murphy Oil USA, Inc. 4.75%, 09/15/2029	1,125,000	1,158,412

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
3.90%, 11/15/2024	$ 868,000	$ 778,437
4.95%, 08/15/2047	630,000	450,002
5.25%, 11/15/2043	2,937,000	2,175,647
Occidental Petroleum Corp.
3.13%, 02/15/2022	169,000	153,824
3-Month LIBOR + 1.45%, 3.14% (A), 08/15/2022	2,000,000	1,560,623
6.45%, 09/15/2036	447,000	330,503
Oil India International Pte, Ltd. 4.00%, 04/21/2027 (D)	2,033,000	1,857,063
ONEOK, Inc. 3.10%, 03/15/2030	1,398,000	1,126,319
ONGC Videsh, Ltd. 4.63%, 07/15/2024 (D)	1,800,000	1,805,670
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 02/15/2028 (B)	1,508,000	1,073,545
Pertamina Persero PT
3.10%, 08/25/2030 (B)	875,000	807,173
4.30%, 05/20/2023, MTN (D)	1,000,000	1,014,962
Raizen Fuels Finance SA 5.30%, 01/20/2027 (D)	1,300,000	1,298,375
Reliance Industries, Ltd. 4.13%, 01/28/2025 (D)	940,000	965,667
Saudi Arabian Oil Co.
3.50%, 04/16/2029, MTN (D)	2,000,000	2,013,099
4.25%, 04/16/2039, MTN (D)	1,850,000	1,906,318
Shell International Finance BV
3.63%, 08/21/2042	240,000	251,334
4.00%, 05/10/2046	3,422,000	3,895,976
Sinopec Group Overseas Development, Ltd. 2.95%, 11/12/2029 (B)	1,800,000	1,854,391
Southwestern Energy Co. 7.50%, 04/01/2026 (C)	201,000	180,398
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.50%, 08/15/2022	218,000	52,320
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025 (B)	1,038,000	791,475
Suncor Energy, Inc. 5.95%, 05/15/2035	213,000	225,531
Sunoco Logistics Partners Operations, LP 5.35%, 05/15/2045	550,000	493,187
Tengizchevroil Finance Co. International, Ltd. 4.00%, 08/15/2026 (D)	1,000,000	952,600
Thaioil Treasury Center Co., Ltd. 4.63%, 11/20/2028, MTN (C) (D)	1,800,000	1,870,690
Total Capital International SA
2.88%, 02/17/2022	1,295,000	1,325,821
3.46%, 07/12/2049	1,082,000	1,131,177
TOTAL SA Fixed until 10/06/2026 (E), 3.37% (A), MTN (D)	EUR 2,935,000	3,344,753

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (D)	$ 2,050,000	$ 2,096,145
Transportadora de Gas Internacional SA 5.55%, 11/01/2028 (B)	1,300,000	1,358,513
Valero Energy Corp. 2.85%, 04/15/2025	264,000	261,862
Williams Cos., Inc.
5.40%, 03/04/2044	1,374,000	1,425,250
5.75%, 06/24/2044	323,000	351,564
Wintershall Dea Finance BV 1.33%, 09/25/2028 (D)	EUR 3,100,000	2,856,710

		88,847,072

Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	$ 1,400,000	1,412,264
Domtar Corp. 6.75%, 02/15/2044	1,217,000	1,264,487
Georgia-Pacific LLC 2.30%, 04/30/2030 (B)	1,376,000	1,381,092
Inversiones CMPC SA 4.38%, 05/15/2023 (D)	1,500,000	1,515,000

		5,572,843

Personal Products - 0.3%
Coty, Inc. 6.50%, 04/15/2026 (B)	1,975,000	1,659,000
Estee Lauder Cos., Inc. 3.13%, 12/01/2049 (C)	1,133,000	1,167,898
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25%, 08/15/2026 (B) (C)	845,000	823,284

		3,650,182

Pharmaceuticals - 1.1%
Bausch Health Cos., Inc. 6.13%, 04/15/2025 (B)	725,000	734,062
Baxalta, Inc. 5.25%, 06/23/2045	1,031,000	1,447,396
Bristol-Myers Squibb Co.
3-Month LIBOR + 0.38%, 2.07% (A), 05/16/2022 (B)	2,000,000	1,989,708
3.25%, 02/20/2023 (B)	750,000	799,635
3.63%, 05/15/2024 (B)	108,000	118,804
4.25%, 10/26/2049 (B)	2,199,000	2,872,800
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (B)	191,000	194,820
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 02/01/2025 (B)	825,000	589,875
GlaxoSmithKline Capital PLC 3-Month LIBOR + 0.35%, 2.05% (A), 05/14/2021	2,000,000	1,996,160
GlaxoSmithKline Capital, Inc. 3.38%, 05/15/2023	310,000	331,405
Mylan, Inc.
4.55%, 04/15/2028	338,000	371,039
5.20%, 04/15/2048	1,230,000	1,393,893
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (B)	1,150,000	1,168,687

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	$ 732,000	$ 794,988
Wyeth LLC 5.95%, 04/01/2037	330,000	483,067

		15,286,339

Professional Services - 0.0% (G)
Korn Ferry 4.63%, 12/15/2027 (B)	738,000	693,351

Real Estate Management & Development - 0.7%
Aroundtown SA
1.45%, 07/09/2028, MTN (D)	EUR 4,200,000	4,257,946
Fixed until 01/12/2025 (E), 2.88% (A), MTN (D)	1,300,000	1,250,311
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	$ 1,175,000	1,123,829
Longfor Group Holdings, Ltd. 4.50%, 01/16/2028 (D)	2,000,000	2,046,557
Newmark Group, Inc. 6.13%, 11/15/2023	830,000	764,285

		9,442,928

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd. 5.13%, 10/01/2023 (B)	1,500,000	1,342,074
Burlington Northern Santa Fe LLC
4.05%, 06/15/2048	624,000	750,309
4.45%, 03/15/2043	3,017,000	3,711,074
Canadian National Railway Co. 2.85%, 12/15/2021	214,000	218,764
Canadian Pacific Railway Co.
2.05%, 03/05/2030	93,000	92,487
6.13%, 09/15/2115	476,000	720,669
CSX Corp. 3.80%, 04/15/2050	1,139,000	1,308,973
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	251,000	271,550
Kansas City Southern
2.88%, 11/15/2029	1,035,000	1,047,730
3.50%, 05/01/2050	1,010,000	1,009,473
4.70%, 05/01/2048	870,000	1,034,332
Norfolk Southern Corp. 4.10%, 05/15/2049	1,896,000	2,277,116

		13,784,551

Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.95%, 04/01/2025	186,000	193,986
Broadcom, Inc. 5.00%, 04/15/2030 (B)	515,000	579,265
Intel Corp.
3-Month LIBOR + 0.35%, 2.08% (A), 05/11/2022	909,000	903,651
3.10%, 02/15/2060	1,870,000	2,000,317
3.40%, 03/25/2025	1,000,000	1,105,827
3.90%, 03/25/2030 (C)	707,000	839,275
Lam Research Corp. 3.13%, 06/15/2060	417,000	415,753

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.
3.50%, 04/01/2050	$ 598,000	$ 686,196
3.70%, 04/01/2060	1,139,000	1,332,682
NXP BV / NXP Funding LLC / NXP USA Co. 3.40%, 05/01/2030 (B)	514,000	513,833

		8,570,785

Software - 0.9%
Camelot Finance SA 4.50%, 11/01/2026 (B)	652,000	656,890
CDK Global, Inc. 5.88%, 06/15/2026	199,000	208,453
Fair Isaac Corp. 4.00%, 06/15/2028 (B)	274,000	271,671
Microsoft Corp.
2.40%, 02/06/2022	2,153,000	2,212,597
3.95%, 08/08/2056	3,438,000	4,520,236
Oracle Corp.
3.85%, 07/15/2036	1,840,000	2,121,016
4.00%, 11/15/2047	1,230,000	1,466,628
SS&C Technologies, Inc. 5.50%, 09/30/2027 (B)	490,000	502,250
VMware, Inc. 4.70%, 05/15/2030	1,203,000	1,286,055

		13,245,796

Specialty Retail - 0.6%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025 (B)	28,000	28,490
Conn’s, Inc. 7.25%, 07/15/2022	338,000	228,150
Home Depot, Inc.
3-Month LIBOR + 0.31%, 1.89% (A), 03/01/2022	975,000	962,472
3.35%, 04/15/2050 (C)	1,736,000	1,922,532
4.40%, 03/15/2045	993,000	1,249,442
4.50%, 12/06/2048	867,000	1,119,677
Lowe’s Cos., Inc. 4.05%, 05/03/2047	1,880,000	2,112,329
Ross Stores, Inc. 5.45%, 04/15/2050	1,069,000	1,220,182

		8,843,274

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.05%, 09/11/2026	296,000	312,093
3-Month LIBOR + 0.50%, 2.23% (A), 02/09/2022	2,000,000	2,002,911
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	1,315,000	1,428,044
6.20%, 07/15/2030 (B)	645,000	711,903
8.10%, 07/15/2036 (B)	1,500,000	1,831,328
Diebold Nixdorf, Inc. 8.50%, 04/15/2024 (C)	1,858,000	1,216,990
Hewlett Packard Enterprise Co.
4.65%, 10/01/2024	266,000	282,498
6.20%, 10/15/2035	1,032,000	1,220,110
NCR Corp. 6.13%, 09/01/2029 (B)	52,000	51,610

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman 4.75%, 01/01/2025	$ 600,000	$ 618,721

		9,676,208

Thrifts & Mortgage Finance - 0.0% (G)
New York Community Bancorp, Inc. Fixed until 11/06/2023, 5.90% (A), 11/06/2028	358,000	356,152

Trading Companies & Distributors - 0.2%
GATX Corp.
3-Month LIBOR + 0.72%, 2.46% (A), 11/05/2021	1,000,000	980,790
4.35%, 02/15/2024	473,000	503,740
H&E Equipment Services, Inc. 5.63%, 09/01/2025	1,197,000	1,140,262

		2,624,792

Transportation Infrastructure - 0.3%
DP World PLC
5.63%, 09/25/2048, MTN (C) (D)	300,000	286,500
5.63%, 09/25/2048 (B)	1,500,000	1,432,500
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (B)	1,272,000	1,310,351
3.40%, 11/15/2026 (B)	566,000	569,670
4.20%, 04/01/2027 (B)	238,000	256,555

		3,855,576

Water Utilities - 0.1%
American Water Capital Corp. 3.45%, 05/01/2050	487,000	540,433
Essential Utilities, Inc. 3.35%, 04/15/2050	652,000	682,574

		1,223,007

Wireless Telecommunication Services - 1.4%
Altice France SA 7.38%, 05/01/2026 (B)	2,479,000	2,590,555
America Movil SAB de CV 4.38%, 04/22/2049	796,000	922,086
C&W Senior Financing DAC 6.88%, 09/15/2027 (B)	1,725,000	1,703,437
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026 (D)	1,500,000	1,537,313
Sprint Corp. 7.88%, 09/15/2023	2,300,000	2,584,855
T-Mobile USA, Inc.
3.88%, 04/15/2030 (B)	2,134,000	2,341,916
4.38%, 04/15/2040 (B)	466,000	528,966
4.50%, 04/15/2050 (B)	73,000	85,439
6.38%, 03/01/2025	90,000	92,363
6.50%, 01/15/2024	106,000	108,374
Vodafone Group PLC
2.88%, 11/20/2037, MTN (D)	EUR 2,000,000	2,535,007
4.88%, 06/19/2049	$ 548,000	655,143
5.25%, 05/30/2048	1,655,000	2,068,942
Fixed until 04/04/2029, 7.00% (A), 04/04/2079	2,614,000	2,994,192

		20,748,588

Total Corporate Debt Securities (Cost $1,129,732,791)		1,117,784,168

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
India - 0.1%
Export-Import Bank of India 3.38%, 08/05/2026 (C) (D)	$ 1,300,000	$ 1,276,186

Mexico - 0.1%
Mexico Government International Bond
4.50%, 04/22/2029	996,000	1,001,986
4.75%, 03/08/2044, MTN	1,046,000	969,129

		1,971,115

Norway - 0.0% (G)
Kommunalbanken AS 1.75%, 09/15/2020 (B)	330,000	331,260

Supranational - 0.4%
African Development Bank 0.75%, 04/03/2023	511,000	514,016
European Bank for Reconstruction & Development 1.50%, 02/13/2025, MTN	622,000	647,046
Inter-American Development Bank
4.38%, 01/24/2044	1,395,000	2,200,477
2.63%, 04/19/2021, MTN	1,408,000	1,438,085
International Bank for Reconstruction & Development 3.13%, 11/20/2025	486,000	551,906
International Finance Corp. 0.50%, 03/20/2023	724,000	724,785

		6,076,315

Total Foreign Government Obligations (Cost $9,579,162)		9,654,876

LOAN ASSIGNMENTS - 8.2%
Aerospace & Defense - 0.1%
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 4.95% (A), 04/06/2026	685,946	597,916
Term Loan B2,
3-Month LIBOR + 3.50%, 4.95% (A), 04/06/2026	368,788	321,461

		919,377

Airlines - 0.0% (G)
Delta Air Lines, Inc. Term Loan B, TBD, 04/29/2023 (F) (H)	108,102	107,543

Auto Components - 0.1%
Mavis Tire Express Services Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.70% (A), 03/20/2025	1,316,997	1,066,768

Automobiles - 0.0% (G)
CWGS Group LLC Term Loan, 1-Month LIBOR + 2.75%, 3.50% - 4.12% (A), 11/08/2023	506,880	359,885

Biotechnology - 0.0% (G)
Grifols Worldwide Operations USA, Inc. Term Loan B, 1-Week LIBOR + 2.00%, 2.14% (A), 11/15/2027	342,606	330,492

	Principal	Value

LOAN ASSIGNMENTS (continued)
Building Products - 0.1%
C.H.I. Overhead Doors, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.25% (A), 07/29/2022	$ 610,472	$ 573,843
CD&R Hydra Buyer, Inc. Term Loan, 1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	899,240	764,354
Quikrete Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.50%, 2.90% (A), 02/01/2027	544,635	505,489

		1,843,686

Capital Markets - 0.3%
Advisor Group, Inc Term Loan B, 1-Month LIBOR + 5.00%, 5.40% (A), 07/31/2026	793,960	645,257
Blackstone CQP Holdco, LP Term Loan B, 3-Month LIBOR + 3.50%, 4.62% (A), 09/30/2024	1,028,115	941,368
Camelot US Acquisition 1 Co. Term Loan B, 1-Month LIBOR + 3.25%, 3.65% (A), 10/31/2026	1,035,289	990,857
Crown Finance US, Inc.
Term Loan,
6-Month LIBOR + 2.25%, 3.32% (A), 02/28/2025	895,138	573,560
6-Month LIBOR + 2.50%, 3.57% (A), 09/30/2026	348,250	213,303
Deerfield Dakota Holding, LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.75% (A), 04/09/2027	381,277	362,213
NEXUS Buyer LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.58% (A), 11/09/2026	785,057	760,851

		4,487,409

Chemicals - 0.2%
Charter NEX US, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (A), 05/16/2024	686,690	646,346
Chemours Co. Term Loan B, 1-Month LIBOR + 1.75%, 2.16% (A), 04/03/2025	814,828	740,135
PQ Corp. Term Loan B, 1-Month LIBOR + 2.25%, 2.65% (A), 02/07/2027	505,264	480,001
Starfruit Finco BV Term Loan B, 1-Month LIBOR + 3.00%, 3.86% (A), 10/01/2025	1,249,392	1,130,700

		2,997,182

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.5%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 6.90% (A), 08/04/2025	$ 63,905	$ 61,083
Term Loan B6,
1-Month LIBOR + 3.00%, 3.40% (A), 11/03/2023	511,488	487,192
Term Loan B7,
1-Month LIBOR + 3.00%, 3.40% (A), 11/03/2024	727,172	693,540
BidFair MergerRight, Inc. Term Loan B, 1-Month LIBOR + 5.50%, 6.50% (A), 01/15/2027	874,561	747,749
Cast and Crew Payroll LLC 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.16% (A), 02/09/2026 (F)	548,363	462,133
Creative Artists Agency LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.15% (A), 11/27/2026	777,372	694,388
Garda World Security Corp. 1st Lien Term Loan B, 3-Month LIBOR + 4.75%, 6.39% (A), 10/30/2026	620,560	592,635
GFL Environmental, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.00% (A), 05/30/2025	715,362	699,777
Prime Security Services Borrower LLC Term Loan B1, 1-Month LIBOR + 3.25%, 4.27% (A), 09/23/2026	1,183,469	1,121,337
PUG LLC Term Loan, 1-Month LIBOR + 3.50%, 3.90% (A), 02/12/2027	796,209	656,872
West Corp.
Term Loan,
3-Month LIBOR + 4.00%, 5.45% (A), 10/10/2024	775,711	603,357
Term Loan B1,
3-Month LIBOR + 3.50%, 4.95% (A), 10/10/2024	256,090	197,007

		7,017,070

Communications Equipment - 0.1%
CommScope, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.65% (A), 04/06/2026	977,684	918,534

Construction & Engineering - 0.1%
USIC Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 4.25% (A), 12/08/2023	905,174	796,553

	Principal	Value

LOAN ASSIGNMENTS (continued)
Consumer Finance - 0.1%
Altice Financing SA Term Loan B, 1-Month LIBOR + 2.75%, 3.56% (A), 07/15/2025	$ 438,630	$ 404,362
Nielsen Finance LLC Term Loan B4, 1-Month LIBOR + 2.00%, 2.86% (A), 10/04/2023	639,889	615,894

		1,020,256

Containers & Packaging - 0.2%
Berry Global, Inc. Term Loan Y, 1-Month LIBOR + 2.00%, 2.83% (A), 07/01/2026	1,166,085	1,110,372
BWAY Holding Co. Term Loan B, 3-Month LIBOR + 3.25%, 4.56% (A), 04/03/2024	1,190,845	1,019,165
Reynolds Group Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 3.15% (A), 02/05/2023	880,733	838,269

		2,967,806

Distributors - 0.0% (G)
American Builders & Contractors Supply Co., Inc. Term Loan, 1-Month LIBOR + 2.00%, 2.40% (A), 01/15/2027	738,264	692,737

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 3.16% - 4.37% (A), 05/18/2025	1,551,883	1,153,566

Diversified Financial Services - 0.2%
AI Ladder Subco SARL Term Loan, 1-Month LIBOR + 4.50%, 4.90% (A), 07/09/2025	616,708	514,951
AlixPartners LLP Term Loan B, 1-Month LIBOR + 2.50%, 3.50% (A), 04/04/2024	640,774	615,784
Fastlane Parent Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.50%, 4.90% (A), 02/04/2026	755,807	655,662
Refinitiv US Holdings, Inc. Term Loan, 1-Month LIBOR + 3.25%, 3.65% (A), 10/01/2025	619,875	605,153
Stars Group Holdings BV Term Loan, 3-Month LIBOR + 3.50%, 4.95% (A), 07/10/2025	865,093	853,198

		3,244,748

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR, 2.65% (A), 03/15/2027	$ 1,578,651	$ 1,489,260
Intelsat Jackson Holdings SA Term Loan B3, Prime Rate + 2.75%, 6.00% (A), 11/27/2023 (F)	943,000	921,389
Iridium Satellite LLC Term Loan, 1-Month LIBOR + 3.75%, 4.75% (A), 11/04/2026	661,061	651,352
Telesat Canada Term Loan B5, 1-Month LIBOR + 2.75%, 3.16% (A), 12/07/2026	773,453	729,221
Zayo Group Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.40% (A), 03/09/2027	794,392	744,246

		4,535,468

Electric Utilities - 0.1%
Talen Energy Supply LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.15% (A), 07/08/2026	903,310	822,013

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.95% (A), 12/02/2024	847,125	787,826
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.94% (A), 12/01/2025	347,000	285,552
Gates Global LLC Repriced Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (A), 04/01/2024	499,436	459,481

		1,532,859

Electronic Equipment, Instruments & Components - 0.0% (G)
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 5.69% (A), 08/20/2025	371,545	282,723

Energy Equipment & Services - 0.0% (G)
Apergy Corp. 1st Lien Term Loan, 1-Month LIBOR + 2.50%, Prime Rate + 1.50%, 2.94% (A), 05/09/2025	308,689	271,646

Entertainment - 0.0% (G)
AMC Entertainment Holdings, Inc. Term Loan B, 6-Month LIBOR + 3.00%, 4.08% (A), 04/22/2026	572,170	417,398

	Principal	Value

LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts - 0.0%
ESH Hospitality, Inc. Term Loan B, TBD, 09/18/2026 (H) (I)	$ 0	$ 0

Food & Staples Retailing - 0.0% (G)
BW Gas & Convenience Holdings LLC Term Loan, 1-Month LIBOR + 6.25%, 6.88% (A), 11/18/2024	591,513	526,446

Food Products - 0.2%
Froneri International, Ltd. Term Loan, 1-Month LIBOR + 2.25%, 2.65% (A), 01/29/2027	414,834	383,721
Nomad Foods Midco, Ltd. Term Loan B4, 1-Month LIBOR + 2.25%, 3.06% (A), 05/15/2024	882,000	846,720
Sunshine Luxembourg VII SARL Term Loan B1, 6-Month LIBOR + 4.25%, 5.32% (A), 10/01/2026	1,129,859	1,024,406

		2,254,847

Health Care Equipment & Supplies - 0.1%
Greatbatch, Ltd. Term Loan B, TBD, 10/27/2022 (H) (I)	0	0
Immucor, Inc. Term Loan B, 3-Month LIBOR + 5.00%, 6.45% (A), 06/15/2021	1,034,132	904,866
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.25%, 4.27% (A), 06/30/2025	1,192,056	1,056,460

		1,961,326

Health Care Providers & Services - 0.3%
Envision Healthcare Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 4.15% (A), 10/10/2025	942,614	652,760
HC Group Holdings II, Inc. Term Loan B, 1-Month LIBOR + 4.50%, 4.90% (A), 08/06/2026	870,182	811,445
MPH Acquisition Holdings LLC Term Loan B, 3-Month LIBOR + 2.75%, 4.20% (A), 06/07/2023	412,459	377,400
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.15% (A), 11/17/2025	949,741	877,085
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.15% (A), 06/27/2025	817,853	767,505
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 7.15% (A), 06/26/2026	228,492	209,451

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.75% (A), 02/06/2024 (F)	$ 632,957	$ 463,324
Upstream Newco, Inc. Term Loan, 1-Month LIBOR + 4.50%, 4.90% (A), 11/20/2026 (F)	599,064	497,223

		4,656,193

Health Care Technology - 0.1%
Change Healthcare Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	840,579	809,057

Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp. Term Loan B3, 1-Week LIBOR + 2.25%, 2.39% (A), 09/15/2023	248,647	231,420
Caesars Resort Collection LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.75%, 3.15% (A), 12/23/2024	1,576,701	1,320,487
Connect Finco SARL Term Loan B, TBD, 12/11/2026 (F) (H)	646,000	591,898
ETA Australia Holdings III Pty, Ltd. Term Loan, 1-Month LIBOR + 4.00%, 4.44% (A), 05/06/2026	427,991	395,178
Golden Nugget, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 3.25% - 3.70% (A), 10/04/2023	975,508	785,284
Golden Nugget, LLC Term Loan, 3-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	5,575	5,687
Hornblower Sub LLC Term Loan B, 3-Month LIBOR + 4.50%, 5.95% (A), 04/27/2025	764,545	509,697
IRB Holding Corp. Term Loan B, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 3.75% - 3.95% (A), 02/05/2025	910,920	790,223
Mohegan Tribal Gaming Authority Term Loan B, 1-Month LIBOR + 4.13%, 4.53% (A), 10/13/2023	958,526	654,992
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 4.32% - 4.70% (A), 11/04/2026	46,946	41,899

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Motion Finco SARL (continued)
Term Loan B1,
3-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 4.32% - 4.70% (A), 11/13/2026	$ 357,199	$ 318,800
NEP/NCP Holdco, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.70% (A), 10/20/2025	941,097	740,330
PCI Gaming Authority Term Loan, 1-Month LIBOR + 2.50%, 2.90% (A), 05/29/2026	352,939	323,601
PF Chang’s China Bistro, Inc. Term Loan B, 3-Month LIBOR + 6.25%, 8.17% (A), 03/01/2026	603,477	331,912
Scientific Games International, Inc. Term Loan B5, 1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.15% - 3.61% (A), 08/14/2024	1,536,357	1,266,726
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 1-Month LIBOR + 3.00%, 3.75% (A), 03/31/2024	1,168,143	976,276
Station Casinos LLC Term Loan B, 1-Month LIBOR + 2.25%, 2.66% (A), 02/08/2027	510,078	448,585
Travelport Finance SARL
2nd Lien Term Loan,
3-Month LIBOR + 9.00%, 10.07% (A), 05/28/2027	271,077	75,901
Term Loan,
3-Month LIBOR + 5.00%, 6.07% (A), 05/29/2026	1,104,034	672,771
Whatabrands LLC Term Loan B, 1-Month LIBOR, 3.73% (A), 07/31/2026	693,000	636,694

		11,118,361

Household Durables - 0.0% (G)
API Heat Transfer ThermaSys Corp. Term Loan, 3-Month LIBOR + 1.00%, PIK Rate 6.45%, Cash Rate 1.00%, 1.00% (A), 12/31/2023 (J) (K)	452,920	393,474

Household Products - 0.1%
Diamond BV Term Loan, 1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.40% - 3.76% (A), 09/06/2024 (F)	956,863	823,699

Independent Power & Renewable Electricity Producers - 0.0% (G)
Terra-Gen Finance Co. LLC Term Loan B, 1-Month LIBOR + 4.25%, 5.25% (A), 12/09/2021	328,424	305,435

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Insurance - 0.3%
Alliant Holdings Intermediate LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.15% (A), 05/09/2025	$ 1,084,242	$ 1,011,056
Hub International, Ltd. Term Loan B, 3-Month LIBOR + 3.00%, 4.02% (A), 04/25/2025	1,306,929	1,231,127
Hyperion Insurance Group, Ltd. Repriced Term Loan, 1-Month LIBOR + 3.50%, 4.50% (A), 12/20/2024	381,519	356,244
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 3.65% (A), 12/31/2025	1,240,116	1,134,706

		3,733,133

IT Services - 0.3%
Banff Merger Sub, Inc. Term Loan B, TBD, 10/02/2025 (F) (H)	937,000	805,820
Moneygram International, Inc. Term Loan B, 6-Month LIBOR + 6.00%, 7.00% (A), 06/30/2023	592,359	425,388
PI MergerCo, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 4.70% (A), 01/03/2025	1,235,300	1,108,167
Rackspace Hosting, Inc. 1st Lien Term Loan, 2-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 4.76% (A), 11/03/2023	1,489,532	1,392,712
Tempo Acquisition LLC Term Loan, 1-Month LIBOR + 2.75%, 3.15% (A), 05/01/2024	389,382	354,338
Verra Mobility Corp. Term Loan B, 1-Month LIBOR + 3.25%, 3.69% (A), 02/28/2025	346,355	311,719

		4,398,144

Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Term Loan, 1-Month LIBOR + 2.50%, 2.90% (A), 08/18/2022	1,312,384	1,284,905
Parexel International Corp. Term Loan B, 1-Month LIBOR + 2.75%, 3.15% (A), 09/27/2024	838,749	766,931

		2,051,836

Machinery - 0.1%
Crosby US Acquisition Corp. Term Loan B, 1-Month LIBOR + 4.75%, 5.42% (A), 06/26/2026	441,236	352,989

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery (continued)
Dynacast International LLC Term Loan B2, 3-Month LIBOR + 3.25%, 4.70% (A), 01/28/2022	$ 601,091	$ 349,133
Gardner Denver, Inc. Term Loan, 1-Month LIBOR + 1.75%, 2.15% (A), 03/01/2027	414,156	390,446
Patriot Container Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 4.50% (A), 03/20/2025	790,084	703,175

		1,795,743

Media - 0.7%
Charter Communications Operating LLC Term Loan B2, TBD, 02/01/2027 (H) (I)	0	0
Cogeco Communications II, LP 1st Lien Term Loan, 1-Month LIBOR + 2.00%, 2.40% (A), 01/03/2025	922,394	879,239
Coral-US Co-Borrower LLC Term Loan B5, 1-Month LIBOR, 2.65% (A), 01/31/2028	785,197	734,405
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 3.06% (A), 07/17/2025	1,168,576	1,110,147
Term Loan B5,
1-Month LIBOR + 2.50%, 3.31% (A), 04/15/2027	701,526	666,450
E.W. Scripps Co. Term Loan B2, 1-Month LIBOR + 2.50%, 2.90% (A), 05/01/2026	340,081	315,850
Gray Television, Inc. Term Loan C, 1-Month LIBOR + 2.50%, 3.49% (A), 01/02/2026	373,843	350,166
ION Media Networks, Inc. Term Loan B, 3-Month LIBOR + 3.00%, 3.81% (A), 12/18/2024	1,525,097	1,382,755
McGraw-Hill Global Education Holdings LLC Term Loan B, 3-Month LIBOR + 4.00%, 5.45% (A), 05/04/2022	963,608	775,704
Meredith Corp. Term Loan B2, 1-Month LIBOR + 2.50%, 3.26% (A), 01/31/2025	363,215	333,818
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month LIBOR + 2.75%, 3.73% (A), 09/18/2026	559,434	523,071

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
Numericable Group SA Term Loan B11, 1-Month LIBOR + 2.75%, 3.15% (A), 07/31/2025	$ 305,302	$ 279,504
Rentpath, Inc. 2nd Lien Term Loan, 3-Month LIBOR + 9.00%, 10.61% (A), 12/17/2022 (J)	765,000	321,300
Terrier Media Buyer, Inc. Term Loan B, 3-Month LIBOR + 4.25%, 5.70% (A), 12/17/2026	1,021,946	946,151
Univision Communications, Inc. Term Loan C5, 1-Month LIBOR + 2.75%, 3.75% (A), 03/15/2024	910,000	799,094
UPC Broadband Holding BV Term Loan B, 1-Month LIBOR + 2.25%, 3.06% (A), 04/30/2028	476,712	447,712
Ziggo Financing Partnership Term Loan I, 1-Month LIBOR + 2.50%, 3.31% (A), 04/30/2028	559,305	522,717

		10,388,083

Metals & Mining - 0.1%
Hampton Rubber Co. 1st Lien Term Loan, 2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.07% - 5.26% (A), 03/27/2021	610,898	473,446
US Silica Co. Term Loan B, 1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	1,521,742	823,916
WP CPP Holdings LLC Term Loan, 3-Month LIBOR + 3.75%, 4.75% (A), 04/30/2025	810,309	601,654

		1,899,016

Oil, Gas & Consumable Fuels - 0.2%
Buckeye Partners, LP Term Loan B, 1-Month LIBOR + 2.75%, 3.77% (A), 11/01/2026	529,000	494,615
EG America LLC
2nd Lien Term Loan,
6-Month LIBOR + 8.00%, 9.07% (A), 04/20/2026	175,229	130,546
Term Loan,
6-Month LIBOR + 4.00%, 5.07% (A), 02/07/2025	971,795	827,646
Medallion Midland Acquisition LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 4.25% (A), 10/30/2024	559,612	388,930

	Principal	Value

LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Osum Production Corp. Term Loan, 3-Month LIBOR + 7.50%, 8.95% (A), 07/31/2022	$ 693,504	$ 513,192

		2,354,929

Personal Products - 0.1%
Coty, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 3.17% (A), 04/07/2025	1,235,386	1,006,840

Pharmaceuticals - 0.3%
Akorn, Inc. Term Loan B, 1-Month LIBOR + 13.75%, PIK Rate 0.75%, Cash Rate 8.06%, 0.75% - 14.75% (A), 04/16/2021 (K)	416,491	345,688
Alphabet Holding Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 3.90% (A), 09/26/2024	915,036	818,957
Amneal Pharmaceuticals LLC Term Loan B, 1-Month LIBOR + 3.50%, 3.94% (A), 05/04/2025	968,807	859,816
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.47% (A), 11/27/2025	946,221	907,359
1-Month LIBOR + 3.00%, 3.72% (A), 06/02/2025	122,208	117,829
Endo Luxembourg Finance Co. I SARL Term Loan B, 1-Month LIBOR + 4.25%, 5.00% (A), 04/29/2024	1,073,297	976,700

		4,026,349

Professional Services - 0.0% (G)
Everi Payments, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 3.82% (A), 05/09/2024	784,412	667,730

Real Estate Management & Development - 0.2%
Brookfield WEC Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 3.75% (A), 08/01/2025	901,065	851,957
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.25%, 3.00% (A), 04/18/2024	1,317,556	1,156,705
Cushman & Wakefield US Borrower LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.15% (A), 08/21/2025	863,622	791,757

		2,800,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Road & Rail - 0.1%
Genesee & Wyoming, Inc. Term Loan, 3-Month LIBOR + 2.00%, 3.45% (A), 12/30/2026	$ 341,329	$ 331,090
PODS LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.75% (A), 12/06/2024	502,827	471,400

		802,490

Semiconductors & Semiconductor Equipment - 0.1%
Bright Bidco BV Term Loan B, 3-Month LIBOR + 3.50%, 6-Month LIBOR + 3.50%, 4.57% - 4.95% (A), 06/30/2024	1,086,619	316,931
MaxLinear, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 3.31% (A), 05/12/2024	409,814	393,421

		710,352

Software - 1.0%
Almonde, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 4.50% (A), 06/13/2024	1,013,883	875,038
2nd Lien Term Loan,
6-Month LIBOR + 7.25%, 8.25% (A), 06/13/2025	265,000	224,919
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.70% (A), 09/19/2024	598,103	571,936
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 8.45% (A), 09/19/2025	249,232	236,770
CCC Information Services, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 3.75% (A), 04/29/2024	792,941	746,851
Comet Acquisition, Inc. Term Loan, 3-Month LIBOR + 3.50%, 5.11% (A), 10/24/2025	797,350	717,615
Corel Corp. Term Loan, 3-Month LIBOR + 5.00%, 6.61% (A), 07/02/2026	865,448	796,212
DCert Buyer, Inc. Term Loan B, 1-Month LIBOR + 4.00%, 4.40% (A), 10/16/2026	982,675	923,715
Epicor Software Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 3.66% (A), 06/01/2022	771,970	743,572

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Informatica LLC Term Loan B, 1-Month LIBOR + 3.25%, 3.65% (A), 02/25/2027 (F)	$ 556,433	$ 521,308
ION Trading Technologies SARL Term Loan B, 3-Month LIBOR + 4.00%, 5.07% (A), 11/21/2024	637,230	518,280
Kronos, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 10.01% (A), 11/01/2024	240,000	228,400
Term Loan B,
3-Month LIBOR + 3.00%, 4.76% (A), 11/01/2023	465,918	448,446
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 2.65% (A), 11/19/2021	804,140	768,959
Term Loan B3,
1-Month LIBOR + 2.50%, 2.90% (A), 06/21/2024	61,780	56,838
McAfee LLC Term Loan B, 1-Month LIBOR + 3.75%, 4.19% (A), 09/30/2024	1,250,665	1,193,134
Project Boost Purchaser LLC Term Loan B, 1-Month LIBOR + 3.50%, 3.90% (A), 06/01/2026	1,018,660	886,234
RP Crown Parent LLC Term Loan B, 1-Month LIBOR + 2.75%, 3.75% (A), 10/12/2023	1,146,923	1,095,312
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.50%, 2.90% (A), 06/21/2024	417,216	383,839
Solera LLC Term Loan B, 3-Month LIBOR + 2.75%, 4.36% (A), 03/03/2023	379,925	359,030
Sophia, LP Term Loan B, 3-Month LIBOR + 3.25%, 4.70% (A), 09/30/2022	687,191	661,422
SS&C Technologies Holdings Europe SARL Term Loan B4, 1-Month LIBOR + 1.75%, 2.15% (A), 04/16/2025	94,728	91,070
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 2.15% (A), 04/16/2025	132,752	127,584
Term Loan B5,
1-Month LIBOR + 1.75%, 2.15% (A), 04/16/2025	223,151	214,039

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Ultimate Software Group, Inc. Term Loan B, 1-Month LIBOR + 3.75%, 4.15% (A), 05/04/2026	$ 398,545	$ 378,618
Vertafore, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.65% (A), 07/02/2025	1,030,575	943,620
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 7.69% (A), 07/02/2026	322,041	300,571
VS Buyer LLC Term Loan B, 3-Month LIBOR + 3.25%, 4.86% (A), 02/28/2027	111,896	105,742

		15,119,074

Specialty Retail - 0.1%
Bass Pro Group LLC Term Loan B, 1-Month LIBOR + 5.00%, 6.07% (A), 09/25/2024	1,048,055	869,362
Belron Finance US LLC Term Loan B, 1-Month LIBOR, 3-Month LIBOR + 2.50%, 3.26% (A), 10/30/2026	342,440	325,318
JP Intermediate B LLC Term Loan, 3-Month LIBOR + 5.50%, 6.50% (A), 11/20/2025	305,323	151,135
Wand NewCo 3, Inc. Term Loan, 6-Month LIBOR + 3.00%, 4.07% (A), 02/05/2026	607,909	540,279

		1,886,094

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Term Loan B, TBD, 09/19/2025 (H) (I)	0	0
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 3.63% (A), 11/06/2023	833,629	683,576
NCR Corp. Term Loan, 1-Month LIBOR + 2.50%, 2.91% (A), 08/28/2026	454,385	427,122

		1,110,698

Textiles, Apparel & Luxury Goods - 0.0% (G)
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	562,937	400,741

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc. Term Loan B, 6-Month LIBOR + 3.75%, 4.82% (A), 12/12/2025	738,486	552,018

	Principal	Value

LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors (continued)
Univar, Inc.
Term Loan B3,
3-Month LIBOR + 2.25%, 3.70% (A), 07/01/2024	$ 506,058	$ 487,503
Term Loan B5,
3-Month LIBOR + 2.00%, 3.45% (A), 07/01/2026	110,239	104,819

		1,144,340

Wireless Telecommunication Services - 0.1%
Altice France SA
Term Loan B12,
1-Month LIBOR + 3.69%, 4.50% (A), 01/31/2026	1,549,934	1,428,154
Term Loan B13,
1-Month LIBOR + 4.00%, 4.81% (A), 08/14/2026	356,692	329,643
T-Mobile USA, Inc. Term Loan, TBD, 04/01/2027 (F) (H)	396,184	393,547

		2,151,344

Total Loan Assignments (Cost $134,451,792)		119,081,912

U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury - 0.7%
U.S. Treasury Note
1.63%, 09/30/2026 - 08/15/2029	7,575,000	8,177,154
1.75%, 11/15/2029 (C)	1,390,000	1,536,981

Total U.S. Government Obligations (Cost $8,915,241)		9,714,135

	Shares	Value
COMMON STOCKS - 0.0% (G)
Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp. (J) (L) (M)	472,381	118,095

Machinery - 0.0% (G)
Ameriforge Group, Inc. (J) (L) (M) (N)	2,679	128,592

Total Common Stocks (Cost $247,541)		246,687

PREFERRED STOCKS - 1.9%
Banks - 0.5%
Banco Santander SA, Series 6, 3-Month LIBOR + 0.52%, 4.00% (A)	49,970	1,013,392
Bank of America Corp., Series K*, Fixed until 12/15/2066, 6.45% (A) (C)	6,800	177,548
Customers Bancorp, Inc., 5.38%	88,000	1,900,800
Deutsche Bank Contingent Capital Trust II, 6.55%	39,850	1,009,799
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 7.48% (A)	136,300	3,073,565

		7,175,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Capital Markets - 0.1%
Oaktree Capital Group LLC
Series A, 6.63% (C)	14,021	$ 364,125
Series B, 6.55% (C)	25,871	662,815

		1,026,940

Equity Real Estate Investment Trusts - 0.2%
City Office, Inc., Series A, 6.63% (C)	35,100	716,391
Office Properties Income Trust, 5.88%	92,487	2,112,403

		2,828,794

Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp., 0.00% (J) (L)	100,682	76,518

Independent Power & Renewable Electricity Producers - 0.3%
Brookfield Renewable Partners, LP, 5.25% (C)	158,000	4,100,100

Insurance - 0.3%
American Equity Investment Life Holding Co., Series A, Fixed until 12/01/2024, 5.95% (A)	178,200	4,139,586
Athene Holding, Ltd., Series A, Fixed until 06/30/2029, 6.35% (A)	10,512	255,126

		4,394,712

Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (A)	130,804	2,936,550

Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Operating, LP, Series E, Fixed until 05/15/2024, 7.60% (A)	185,150	3,915,923

Real Estate Management & Development - 0.0% (G)
Brookfield Property Partners, LP, Series A -1, 6.50% (C)	30,325	650,471

Total Preferred Stocks (Cost $29,791,371)		27,105,112

	Shares	Value
EXCHANGE-TRADED FUND - 1.4%
U.S. Fixed Income Fund - 1.4%
iShares iBoxx High Yield Corporate Bond ETF (C)	255,000	$ 20,509,650

Total Exchange-Traded Fund (Cost $20,357,906)		20,509,650

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
1.16% (O), 06/04/2020 (C) (P)	$ 30,000,000	29,997,379
1.54% (O), 07/23/2020 (P)	600,000	599,883

Total Short-Term U.S. Government Obligations (Cost $30,565,498)		30,597,262

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.0%
Money Market Fund - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.22% (O)	28,872,568	28,872,568

Total Short-Term Investment Company (Cost $28,872,568)		28,872,568

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (O)	56,356,996	56,356,996

Total Other Investment Company (Cost $56,356,996)		56,356,996

Total Investments (Cost $1,556,713,393)		1,514,128,758
Net Other Assets (Liabilities) - (4.2)%		(61,325,219)

Net Assets - 100.0%		$ 1,452,803,539

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(328)	06/30/2020	$(39,874,297)	$(41,158,875)	$—	$(1,284,578)
10-Year U.S. Treasury Note	(853)	06/19/2020	(113,500,350)	(118,620,312)	—	(5,119,962)
10-Year U.S. Treasury Ultra Note	(147)	06/19/2020	(23,035,174)	(23,083,594)	—	(48,420)
30-Year U.S. Treasury Bond	(506)	06/19/2020	(91,481,597)	(91,601,812)	—	(120,215)
German Euro BOBL	(266)	06/08/2020	(39,410,821)	(39,628,880)	—	(218,059)
German Euro Bund	(190)	06/08/2020	(35,925,700)	(36,318,318)	—	(392,618)
U.S. Treasury Ultra Bond	(795)	06/19/2020	(178,938,776)	(178,701,094)	237,682	—

Total Futures Contracts					$237,682	$(7,183,852)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/23/2020	USD	160,618,985	EUR	148,080,000	$—	$(1,941,979)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$94,205,392	$—	$94,205,392
Corporate Debt Securities	—	1,117,784,168	—	1,117,784,168
Foreign Government Obligations	—	9,654,876	—	9,654,876
Loan Assignments	—	119,081,912	—	119,081,912
U.S. Government Obligations	—	9,714,135	—	9,714,135
Common Stocks	—	118,095	128,592	246,687
Preferred Stocks	27,028,594	76,518	—	27,105,112
Exchange-Traded Fund	20,509,650	—	—	20,509,650
Short-Term U.S. Government Obligations	—	30,597,262	—	30,597,262
Short-Term Investment Company	28,872,568	—	—	28,872,568
Other Investment Company	56,356,996	—	—	56,356,996

Total Investments	$132,767,808	$1,381,232,358	$128,592	$1,514,128,758

Other Financial Instruments
Futures Contracts (S)	$237,682	$—	$—	$237,682

Total Other Financial Instruments	$237,682	$—	$—	$237,682

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(7,183,852)	$—	$—	$(7,183,852)
Forward Foreign Currency Contracts (S)	—	(1,941,979)	—	(1,941,979)

Total Other Financial Instruments	$(7,183,852)	$(1,941,979)	$—	$(9,125,831)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $342,258,443, representing 23.6% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $57,225,645, collateralized by cash collateral of $56,356,996 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,071,715. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $205,683,902, representing 14.2% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of the security represents unsettled loan commitments at April 30, 2020 where the rate will be determined at time of settlement.
(I)	Rounds to less than $1 or $(1).
(J)	Restricted securities. At April 30, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	API Heat Transfer ThermaSys Corp. Term Loan 3-Month LIBOR + 1.00%, PIK Rate 6.45%, Cash Rate 1.00%, 12/31/2023	12/31/2018 - 03/31/2020	$452,920	$393,474	0.0(G	)%

Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan 3-Month LIBOR + 9.00%, 10.61%, 12/17/2022	02/08/2018 - 03/15/2018	764,338	321,300	0.0(G	)

Common Stocks	API Heat Transfer Intermediate Corp.	12/31/2018	156,455	118,095	0.0(G	)

Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	128,592	0.0(G	)

Preferred Stocks	API Heat Transfer Intermediate Corp., 0.00%	12/31/2018	100,682	76,518	0.0(G	)

Total			$ 1,565,663	$1,037,979	0.0(G	)%

(K)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the total value of securities is $323,205, representing less than 0.1% of the Fund’s net assets.
(M)	Non-income producing securities.
(N)	Security is Level 3 of the fair value hierarchy.
(O)	Rates disclosed reflect the yields at April 30, 2020.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $30,597,262.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	229,391	$ 14,866,831

Beverages - 2.3%
Constellation Brands, Inc., Class A	110,193	18,147,685
Monster Beverage Corp. (A)	295,416	18,259,663

		36,407,348

Biotechnology - 3.3%
Biogen, Inc. (A)	30,068	8,925,084
Sarepta Therapeutics, Inc. (A) (B)	61,349	7,231,820
Seattle Genetics, Inc. (A)	106,112	14,561,750
Vertex Pharmaceuticals, Inc. (A)	82,849	20,811,669

		51,530,323

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	336,616	16,224,891

Capital Markets - 0.6%
S&P Global, Inc.	32,151	9,416,385

Chemicals - 2.2%
PPG Industries, Inc.	127,942	11,620,972
Sherwin-Williams Co.	41,278	22,140,281

		33,761,253

Commercial Services & Supplies - 0.7%
Copart, Inc. (A)	145,756	11,676,513

Consumer Finance - 1.1%
American Express Co.	186,037	16,975,876

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	178,669	10,264,534

Electrical Equipment - 1.6%
AMETEK, Inc.	155,193	13,016,037
Eaton Corp. PLC	140,460	11,728,410

		24,744,447

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	97,385	10,790,258
Zebra Technologies Corp., Class A (A)	48,815	11,210,853

		22,001,111

Entertainment - 2.1%
Activision Blizzard, Inc.	246,309	15,697,273
Walt Disney Co.	158,001	17,087,808

		32,785,081

Equity Real Estate Investment Trusts - 1.7%
American Tower Corp.	111,634	26,568,892

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	84,767	25,684,401

Health Care Equipment & Supplies - 4.5%
Baxter International, Inc.	235,888	20,942,137
Becton Dickinson and Co.	53,893	13,609,599
Danaher Corp.	49,092	8,024,578
Edwards Lifesciences Corp. (A)	62,449	13,582,658
Teleflex, Inc.	42,138	14,133,085

		70,292,057

Health Care Providers & Services - 2.5%
UnitedHealth Group, Inc.	134,958	39,471,166

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	77,756	14,583,915

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.9%
Colgate-Palmolive Co.	254,543	$ 17,886,737
Procter & Gamble Co.	104,298	12,293,605

		30,180,342

Insurance - 0.7%
Allstate Corp.	114,826	11,680,101

Interactive Media & Services - 9.1%
Alphabet, Inc., Class A (A)	57,622	77,599,547
Facebook, Inc., Class A (A)	315,517	64,589,485

		142,189,032

Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (A)	48,701	120,486,274

IT Services - 9.4%
EPAM Systems, Inc. (A)	56,777	12,541,471
FleetCor Technologies, Inc. (A)	89,453	21,580,536
Global Payments, Inc.	117,028	19,428,989
GoDaddy, Inc., Class A (A)	214,283	14,877,669
Leidos Holdings, Inc.	97,423	9,626,367
Mastercard, Inc., Class A	161,653	44,449,725
PayPal Holdings, Inc. (A)	196,829	24,209,967

		146,714,724

Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc.	89,664	30,008,747

Machinery - 2.2%
Illinois Tool Works, Inc.	118,379	19,236,587
Middleby Corp. (A)	39,100	2,175,133
Nordson Corp.	82,505	13,275,880

		34,687,600

Pharmaceuticals - 1.6%
Eli Lilly & Co.	164,172	25,387,558

Professional Services - 0.7%
Equifax, Inc.	74,567	10,357,356

Road & Rail - 1.2%
Norfolk Southern Corp.	63,288	10,828,577
Uber Technologies, Inc. (A)	260,378	7,881,642

		18,710,219

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (A)	328,919	17,232,066
Entegris, Inc.	238,583	12,938,356
KLA Corp.	84,670	13,893,500
Marvell Technology Group, Ltd.	526,119	14,068,422
Micron Technology, Inc. (A)	236,414	11,321,867
Teradyne, Inc.	158,942	9,940,233

		79,394,444

Software - 16.2%
Adobe, Inc. (A)	97,091	34,335,261
DocuSign, Inc. (A)	109,654	11,486,256
Guidewire Software, Inc. (A)	104,508	9,493,507
Microsoft Corp.	656,414	117,635,953
salesforce.com, Inc. (A)	199,096	32,243,597
ServiceNow, Inc. (A)	62,940	22,125,928
SS&C Technologies Holdings, Inc.	204,012	11,253,302
Workday, Inc., Class A (A)	94,576	14,555,246

		253,129,050

Specialty Retail - 1.4%
TJX Cos., Inc.	431,911	21,185,235

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	400,765	$ 117,744,757

Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc., Class B	286,500	24,977,070
PVH Corp.	150,445	7,406,408
Under Armour, Inc., Class C (A)	843,919	7,823,129
VF Corp.	208,691	12,124,947

		52,331,554

Total Common Stocks (Cost $939,693,139)		1,551,442,017

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $17,465,344 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $17,817,233.

$ 17,465,344	$ 17,465,344

Total Repurchase Agreement (Cost $17,465,344)	17,465,344

Total Investments (Cost $957,158,483)	1,568,907,361
Net Other Assets (Liabilities) - (0.1)%	(1,910,470)

Net Assets - 100.0%	$ 1,566,996,891

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,551,442,017	$—	$—	$1,551,442,017
Repurchase Agreement	—	17,465,344	—	17,465,344

Total Investments	$1,551,442,017	$17,465,344	$—	$1,568,907,361

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $7,128,793, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,272,119. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2020

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Dividend Focused	Transamerica Dynamic Income
Assets:
Investments, at value (A) (B)	$118,240,988	$1,608,579,896	$2,379,979,223	$395,136,652	$140,535,600
Repurchase agreements, at value (C)	—	13,828,584	104,493,971	10,866,744	737,129
Cash	1,524,267	10,126	2,516	—	—
Cash collateral pledged at broker for:
TBA commitments	—	258,000	—	—	—
Futures contracts	178,000	12,500	—	—	—
Foreign currency, at value (D)	—	—	1,075	—	—
Receivables and other assets:
Investments sold	1,041,237	13,558	—	—	—
When-issued, delayed-delivery, forward and TBA commitments sold	—	19,150,786	—	—	—
Net income from securities lending	328	9,227	50,925	243	51,626
Shares of beneficial interest sold	33,217	8,260,324	15,952,984	31,638	56,952
Dividends	61,715	—	—	765,478	—
Interest	237,495	10,806,705	—	—	—
Tax reclaims	1,024	2,201	28,813	—	—
Prepaid expenses	244	5,041	6,032	969	245
Other assets	32,677	—	—	—	—
Total assets	121,351,192	1,660,936,948	2,500,515,539	406,801,724	141,381,552

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,098,109	36,323,283	85,369,252	—	12,318,224
Cash collateral at broker for:
OTC derivatives (E)	—	—	2,995,000	—	—
Payables and other liabilities:
Investments purchased	1,149,373	11,867,099	9,212,652	—	—
When-issued, delayed-delivery, forward and TBA commitments purchased	6,829,320	87,361,690	—	—	—
Shares of beneficial interest redeemed	—	2,454,546	2,885,307	279,186	197,206
Dividends and/or distributions	—	772,023	—	—	—
Investment management fees	42,398	437,595	1,175,038	234,637	28,233
Distribution and service fees	25,251	99,456	267,825	17,087	55,536
Transfer agent fees	709	128,277	189,071	5,920	21,918
Trustees, CCO and deferred compensation fees	720	4,562	10,242	3,454	1,342
Audit and tax fees	17,746	19,699	17,155	11,651	12,199
Custody fees	7,799	61,576	87,152	21,146	2,659
Legal fees	1,358	402	13,852	6,305	2,524
Printing and shareholder reports fees	5,749	34,761	126,254	28,324	15,317
Registration fees	6,025	31,795	36,086	6,898	12,708
Other accrued expenses	2,536	10,830	21,903	6,852	14,218
Variation margin payable on futures contracts	17,323	819	—	—	—
Total liabilities	9,204,416	139,608,413	102,406,789	621,460	12,682,084
Net assets	$112,146,776	$1,521,328,535	$2,398,108,750	$406,180,264	$128,699,468

Net assets consist of:
Paid-in capital	$100,539,032	$1,522,364,984	$1,737,710,814	$466,818,265	$221,689,606
Total distributable earnings (accumulated losses)	11,607,744	(1,036,449)	660,397,936	(60,638,001)	(92,990,138)
Net assets	$112,146,776	$1,521,328,535	$2,398,108,750	$406,180,264	$128,699,468

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Dividend Focused	Transamerica Dynamic Income
Net assets by class:
Class A	$—	$139,054,114	$506,946,308	$69,897,473	$43,561,040
Class C	—	88,343,900	246,731,509	4,085,526	58,441,156
Class I	—	1,126,215,353	1,251,669,185	7,129,497	26,697,272
Class I2	—	145,288,683	373,639,992	321,131,743	—
Class I3	48,091,911	—	—	—	—
Class R	64,054,865	—	—	—	—
Class R6	—	22,426,485	19,121,756	3,936,025	—
Shares outstanding (unlimited shares, no par value):
Class A	—	15,085,553	16,685,807	10,459,568	5,690,543
Class C	—	9,647,567	10,730,969	614,605	7,671,215
Class I	—	121,937,778	38,795,455	1,067,497	3,487,556
Class I2	—	15,723,130	27,468,038	48,067,916	—
Class I3	4,508,675	—	—	—	—
Class R	6,005,743	—	—	—	—
Class R6	—	2,428,667	1,405,808	589,459	—
Net asset value per share: (F)
Class A	$—	$9.22	$30.38	$6.68	$7.65
Class C	—	9.16	22.99	6.65	7.62
Class I	—	9.24	32.26	6.68	7.66
Class I2	—	9.24	13.60	6.68	—
Class I3	10.67	—	—	—	—
Class R	10.67	—	—	—	—
Class R6	—	9.23	13.60	6.68	—
Maximum offering price per share: (G)
Class A	$—	$9.68	$32.15	$7.07	$8.03

(A) Investments, at cost	$108,131,263	$1,617,277,988	$1,709,899,490	$417,896,541	$153,382,244
(B) Securities on loan, at value	$1,687,858	$86,384,994	$241,888,494	$4,346,118	$31,810,083
(C) Repurchase agreements, at cost	$—	$13,828,584	$104,493,971	$10,866,744	$737,129
(D) Foreign currency, at cost	$—	$—	$1,056	$—	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)	Net asset value per share for Class C, I, I2, I3, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Emerging Markets Opportunities	Transamerica Event Driven	Transamerica Floating Rate
Assets:
Investments, at value (A) (B)	$359,425,098	$490,437,859	$402,099,681	$65,468,341	$77,543,151
Repurchase agreements, at value (C)	22,545,983	10,168,640	—	24,145,650	7,660,091
Cash	290,991	—	10,306,528	—	119,493
Cash collateral pledged at custodian for:
OTC derivatives (F)	—	—	—	3,500,000	—
Cash collateral pledged at broker for:
Securities sold short	—	—	—	2,307,472	—
OTC derivatives (F)	780,039	—	—	71,088	—
Futures contracts	—	—	840,950	2,190,809	—
Foreign currency, at value (D)	1,712,350	287,680	—	—	—
Receivables and other assets:
Investments sold	7,466,291	1,436,474	1,756,790	—	—
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	—	—	3,813,145
Net income from securities lending	2,112	7,860	13,424	97	455
Shares of beneficial interest sold	268,043	284	—	—	403,797
Dividends	2,297	651,967	883,359	11,218	—
Interest	5,846,312	—	—	172,398	399,968
Tax reclaims	44,206	27,337	18,600	—	—
Variation margin receivable on futures contracts	—	—	—	69,745	—
Unrealized appreciation on forward foreign currency contracts	80,999	—	—	25,654	—
Prepaid expenses	1,132	697	798	148	—
Total assets	398,465,853	503,018,798	415,920,130	97,962,620	89,940,100

Liabilities:
Securities sold short, at value (E)	—	—	—	9,397,541	—
Foreign currency overdraft, at value (D)	—	—	8,111	—	—
Cash collateral received upon return of:
Securities on loan	11,723,975	133,300	4,431,833	—	258,000
Payables and other liabilities:
Investments purchased	9,007,317	1,603,748	1,586,280	3,024,792	500,523
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	—	1,520,752
Shares of beneficial interest redeemed	4,608,962	1,863,128	5,176	10,273,349	201,114
Dividends and/or distributions	—	—	—	—	2,981
Dividends, interest and fees for borrowings from securities sold short	—	—	—	2,700	—
Investment management fees	204,181	364,278	262,933	79,628	61,579
Distribution and service fees	6,790	1,262	—	—	13,970
Transfer agent fees	31,165	5,085	2,410	573	9,929
Trustees, CCO and deferred compensation fees	3,628	4,214	1,207	559	1,675
Audit and tax fees	20,198	16,496	7,913	21,069	23,756
Custody fees	99,946	197,195	313	40,929	100,135
Legal fees	7,830	11,425	1,134	1,341	2,848
Printing and shareholder reports fees	76,371	39,561	206	6,256	24,329
Registration fees	10,694	4,591	945	8,911	13,532
Other accrued expenses	5,858	10,302	1,191	15,870	5,321
Variation margin payable on futures contracts	—	—	134,849	—	—
Unrealized depreciation on forward foreign currency contracts	237,654	—	—	11,291	—
Unrealized depreciation on unfunded commitments	—	—	—	—	16,082
Total liabilities	26,044,569	4,254,585	6,444,501	22,884,809	2,756,526
Net assets	$372,421,284	$498,764,213	$409,475,629	$75,077,811	$87,183,574

Net assets consist of:
Paid-in capital	$524,094,511	$685,400,318	$478,976,796	$73,423,857	$122,166,284
Total distributable earnings (accumulated losses)	(151,673,227)	(186,636,105)	(69,501,167)	1,653,954	(34,982,710)
Net assets	$372,421,284	$498,764,213	$409,475,629	$75,077,811	$87,183,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Emerging Markets Opportunities	Transamerica Event Driven	Transamerica Floating Rate
Net assets by class:
Class A	$7,403,385	$3,301,029	$—	$—	$13,832,764
Class C	6,445,371	787,878	—	—	13,864,115
Class I	256,776,225	5,801,491	30,052	690,492	59,477,581
Class I2	96,256,798	488,873,815	409,445,577	74,387,319	9,114
Class R6	5,539,505	—	—	—	—
Shares outstanding (unlimited shares, no par value):
Class A	810,263	379,443	—	—	1,596,684
Class C	710,797	91,438	—	—	1,599,549
Class I	27,977,149	664,685	3,742	65,180	6,894,578
Class I2	10,486,895	56,006,641	50,961,065	7,124,037	1,052
Class R6	603,863	—	—	—	—
Net asset value per share: (G)
Class A	$9.14	$8.70	$—	$—	$8.66
Class C	9.07	8.62	—	—	8.67
Class I	9.18	8.73	8.03	10.59	8.63
Class I2	9.18	8.73	8.03	10.44	8.66
Class R6	9.17	—	—	—	—
Maximum offering price per share: (H)
Class A	$9.60	$9.21	$—	$—	$9.09

(A) Investments, at cost	$414,188,290	$492,846,907	$446,787,077	$66,952,361	$91,167,055
(B) Securities on loan, at value	$11,479,102	$129,580	$6,243,851	$29,626	$251,800
(C) Repurchase agreements, at cost	$22,545,983	$10,168,640	$—	$24,145,650	$7,660,091
(D) Foreign currency, at cost	$1,716,343	$286,226	$32,383	$—	$—
(E) Proceeds received from securities sold short	$—	$—	$—	$9,461,624	$—

(F)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(G)	Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(H)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Global Equity	Transamerica Government Money Market	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni
Assets:
Investments, at value (A) (B)	$78,903,346	$1,012,898,194	$178,149,371	$1,618,494,042	$79,741,140
Repurchase agreements, at value (C)	495,639	470,483,960	—	153,596,427	5,671,816
Cash	—	—	1,697,242	775,961	—
Receivables and other assets:
Investments sold	2,655,885	—	2,950	4,215,063	386,371
Net income from securities lending	756	—	755	15,181	—
Shares of beneficial interest sold	4,528	5,938,289	36,590	3,589,466	60,743
Dividends	168,770	—	—	—	—
Interest	—	547,515	743,044	26,050,574	1,356,053
Tax reclaims	40,327	—	—	—	—
Due from distributor	—	110,575	—	623	3,603
Prepaid expenses	215	2,916	412	4,762	253
Other	—	327,690	—	—	—
Total assets	82,269,466	1,490,309,139	180,630,364	1,806,742,099	87,219,979

Liabilities:
Foreign currency overdraft, at value (D)	29	—	—	—	—
Cash collateral received upon return of:
Securities on loan	2,309,143	—	1,989,844	82,744,115	—
Payables and other liabilities:
Investments purchased	657,697	46,501,564	1,072,872	54,649,335	—
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	7,895,630	—
Shares of beneficial interest redeemed	28,340	545,328	78,764	4,228,541	4,556,505
Dividends and/or distributions	—	547	—	66,679	845
Due to custodian	—	—	—	—	105,000
Due to investment manager	—	1,280,615	—	—	—
Investment management fees	36,213	236,454	50,386	663,725	32,601
Distribution and service fees	14,078	292,838	12,962	119,710	12,246
Transfer agent fees	19,357	190,317	1,016	46,441	7,236
Trustees, CCO and deferred compensation fees	671	6,315	1,408	7,576	512
Audit and tax fees	8,739	14,188	18,650	23,609	19,878
Custody fees	12,910	104,872	15,680	77,411	19,747
Legal fees	1,196	—	3,229	11,349	969
Printing and shareholder reports fees	15,365	61,248	12,700	72,157	9,974
Registration fees	4,912	3,923	3,091	11,734	15,422
Other accrued expenses	2,225	14,287	3,764	15,932	2,208
Total liabilities	3,110,875	49,252,496	3,264,366	150,633,944	4,783,143
Net assets	$79,158,591	$1,441,056,643	$177,365,998	$1,656,108,155	$82,436,836

Net assets consist of:
Paid-in capital	$76,237,105	$1,441,059,435	$187,982,633	$1,947,773,571	$90,058,844
Total distributable earnings (accumulated losses)	2,921,486	(2,792)	(10,616,635)	(291,665,416)	(7,622,008)
Net assets	$79,158,591	$1,441,056,643	$177,365,998	$1,656,108,155	$82,436,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Global Equity	Transamerica Government Money Market	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni
Net assets by class:
Class A	$45,241,714	$225,469,058	$—	$76,745,712	$17,144,896
Class C	6,274,373	14,052,258	—	21,225,529	10,389,608
Class I	26,982,517	18,487,156	—	131,959,407	54,891,958
Class I2	—	5,691,241	—	773,502,963	10,374
Class I3	—	93,907,372	126,875,109	202,937,118	—
Class R	—	—	12,960,738	30,280,553	—
Class R2	—	968,882,273	—	—	—
Class R4	—	114,567,285	37,530,151	375,258,071	—
Class R6	659,987	—	—	44,198,802	—
Shares outstanding (unlimited shares, no par value):
Class A	3,780,894	225,470,926	—	9,715,857	1,580,210
Class C	537,335	14,048,879	—	2,699,129	956,624
Class I	2,251,053	18,488,167	—	16,586,419	5,059,603
Class I2	—	5,690,904	—	96,915,728	955
Class I3	—	93,911,083	13,117,786	25,433,125	—
Class R	—	—	1,336,630	3,795,269	—
Class R2	—	968,891,225	—	—	—
Class R4	—	114,569,454	3,879,910	47,030,107	—
Class R6	55,019	—	—	5,539,465	—
Net asset value per share: (E)
Class A	$11.97	$1.00	$—	$7.90	$10.85
Class C	11.68	1.00	—	7.86	10.86
Class I	11.99	1.00	—	7.96	10.85
Class I2	—	1.00	—	7.98	10.86
Class I3	—	1.00	9.67	7.98	—
Class R	—	—	9.70	7.98	—
Class R2	—	1.00	—	—	—
Class R4	—	1.00	9.67	7.98	—
Class R6	12.00	—	—	7.98	—
Maximum offering price per share: (F)
Class A	$12.67	$1.00	$—	$8.29	$11.21
Class R2	$—	$1.00	$—	$—	$—

(A) Investments, at cost	$71,932,130	$1,012,898,194	$181,466,015	$1,864,800,544	$84,405,388
(B) Securities on loan, at value	$2,259,201	$—	$1,949,735	$95,762,580	$—
(C) Repurchase agreements, at cost	$495,639	$470,483,960	$—	$153,596,427	$5,671,816
(D) Foreign currency, at cost	$(28)	$—	$—	$—	$—

(E)	Net asset value per share for Class C, I, I2, I3, R, R2, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A and R2 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity
Assets:
Investments, at value (A) (B)	$112,844,543	$109,950,949	$2,257,903,619	$1,788,095,459	$3,688,796,835
Repurchase agreements, at value (C)	—	—	13,085,117	73,488,847	19,961,546
Cash	—	—	298,598	288,400	6,975
Cash collateral pledged at broker for:
TBA commitments	—	—	146,000	—	—
OTC derivatives (E)	190,000	—	—	—	—
Foreign currency, at value (D)	—	144,807	—	—	3
Receivables and other assets:
Investments sold	3,535,504	—	25,131,218	374,034	4,009,282
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	61,311,422	—	—
Net income from securities lending	1,822	829	23,234	—	43,856
Shares of beneficial interest sold	51,975	—	483,818	10,433,941	8,084,337
Dividends	—	—	—	5,997	15,943,247
Interest	431,647	300,823	10,344,886	20,652,245	—
Tax reclaims	—	—	2,873	—	13,246,720
Money market waiver due from investment manager	—	—	—	46,877	—
Unrealized appreciation on forward foreign currency contracts	36,488	693	—	—	—
Prepaid expenses	182	204	3,828	5,049	8,876
Total assets	117,092,161	110,398,305	2,368,734,613	1,893,390,849	3,750,101,677

Liabilities:
Foreign currency overdraft, at value (D)	1,441,869	—	—	—	—
Cash collateral received upon return of:
Securities on loan	3,385,740	1,811,890	110,907,624	—	51,637,316
Payables and other liabilities:
Investments purchased	2,091,038	—	29,757,464	908,430	1,845,119
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	360,511,700	12,276,935	—
Shares of beneficial interest redeemed	9,176,386	24,351	206,411	3,376,137	7,874,949
Dividends and/or distributions	—	—	—	832,530	—
Investment management fees	41,386	19,072	616,442	540,826	2,062,974
Affiliated fund fees	—	—	—	5,491	—
Distribution and service fees	847	4,635	51,601	159,735	64,606
Transfer agent fees	1,099	603	12,350	146,968	212,461
Trustees, CCO and deferred compensation fees	736	771	14,676	6,543	28,008
Audit and tax fees	17,569	18,716	31,042	27,089	33,273
Custody fees	18,779	30,906	129,870	117,460	466,503
Legal fees	1,802	1,399	36,407	10,265	57,800
Printing and shareholder reports fees	7,692	6,198	136,895	101,248	641,737
Registration fees	5,442	2,835	5,413	7,378	18,276
Other accrued expenses	2,616	1,165	24,961	17,102	54,063
Unrealized depreciation on forward foreign currency contracts	278,639	185,653	—	—	—
Total liabilities	16,471,640	2,108,194	502,442,856	18,534,137	64,997,085
Net assets	$100,620,521	$108,290,111	$1,866,291,757	$1,874,856,712	$3,685,104,592

Net assets consist of:
Paid-in capital	$99,951,775	$109,473,617	$1,745,740,138	$1,904,734,924	$4,429,822,209
Total distributable earnings (accumulated losses)	668,746	(1,183,506)	120,551,619	(29,878,212)	(744,717,617)
Net assets	$100,620,521	$108,290,111	$1,866,291,757	$1,874,856,712	$3,685,104,592

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity
Net assets by class:
Class A	$2,079,353	$—	$—	$223,300,226	$128,730,697
Class C	535,871	—	—	136,421,449	33,263,282
Class I	4,468,548	—	—	1,515,124,333	1,638,034,793
Class I2	93,480,906	—	1,297,120,744	10,704	1,445,569,386
Class I3	—	95,934,429	364,443,378	—	192,845,324
Class R	—	10,336,273	43,284,312	—	24,733,957
Class R4	—	2,019,409	161,443,323	—	15,535,310
Class R6	55,843	—	—	—	206,391,843
Shares outstanding (unlimited shares, no par value):
Class A	201,770	—	—	19,570,983	8,978,039
Class C	53,146	—	—	11,980,273	2,352,485
Class I	430,822	—	—	132,301,763	112,914,112
Class I2	8,990,965	—	121,317,512	934	99,552,417
Class I3	—	9,155,484	34,025,956	—	13,188,119
Class R	—	984,952	4,038,859	—	1,687,458
Class R4	—	192,317	15,070,114	—	1,062,695
Class R6	5,370	—	—	—	14,070,513
Net asset value per share: (F)
Class A	$10.31	$—	$—	$11.41	$14.34
Class C	10.08	—	—	11.39	14.14
Class I	10.37	—	—	11.45	14.51
Class I2	10.40	—	10.69	11.46	14.52
Class I3	—	10.48	10.71	—	14.62
Class R	—	10.49	10.72	—	14.66
Class R4	—	10.50	10.71	—	14.62
Class R6	10.40	—	—	—	14.67
Maximum offering price per share: (G)
Class A	$10.82	$—	$—	$11.79	$15.17

(A) Investments, at cost	$112,226,896	$104,624,226	$2,176,373,853	$1,784,972,437	$4,207,805,684
(B) Securities on loan, at value	$4,065,609	$2,019,363	$188,665,425	$—	$115,239,952
(C) Repurchase agreements, at cost	$—	$—	$13,085,117	$73,488,847	$19,961,546
(D) Foreign currency, at cost	$(1,428,062)	$142,999	$—	$—	$3

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica International Growth	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Core
Assets:
Investments, at value (A) (B)	$965,761,175	$555,323,337	$81,889,376	$1,354,057,513	$165,446,513
Repurchase agreements, at value (C)	5,642,228	15,383,744	—	62,834,395	—
Cash	—	5,386	1,112,940	93,442	324,727
Foreign currency, at value (D)	18,337,818	4	—	—	—
Receivables and other assets:
Investments sold	10,261,762	107,822	2,923,109	32,796,311	—
Net income from securities lending	4,862	6,614	1,764	371	582
Shares of beneficial interest sold	19	1,111,761	—	811,873	95,386
Dividends	4,555,168	2,011,509	443,252	2,823,075	125,937
Tax reclaims	2,565,715	948,517	59,764	591,674	—
Prepaid expenses	2,472	981	399	3,342	552
Total assets	1,007,131,219	574,899,675	86,430,604	1,454,011,996	165,993,697

Liabilities:
Foreign currency overdraft, at value (D)	—	—	331	—	—
Cash collateral received upon return of:
Securities on loan	10,638,977	18,369,888	3,243,139	—	3,278,401
Payables and other liabilities:
Investments purchased	4,046,651	1,156,764	2,377,537	55,123,432	—
Shares of beneficial interest redeemed	201,963	210,478	3,784	1,181,231	3,245
Investment management fees	592,613	393,763	38,470	679,161	56,598
Distribution and service fees	24	—	82	27,467	21,395
Transfer agent fees	5,892	14,980	524	40,902	1,025
Trustees, CCO and deferred compensation fees	6,251	3,447	343	12,311	1,524
Audit and tax fees	13,884	14,486	9,524	18,566	10,925
Custody fees	105,678	106,527	12,386	75,708	16,110
Legal fees	10,820	7,872	261	25,829	3,103
Printing and shareholder reports fees	53,920	44,025	1,504	158,591	11,791
Registration fees	5,197	2,687	11,641	25,105	3,336
Other accrued expenses	12,863	6,720	1,851	23,854	3,852
Total liabilities	15,694,733	20,331,637	5,701,377	57,392,157	3,411,305
Net assets	$991,436,486	$554,568,038	$80,729,227	$1,396,619,839	$162,582,392

Net assets consist of:
Paid-in capital	$1,163,785,881	$618,398,718	$93,249,993	$1,780,458,246	$145,281,292
Total distributable earnings (accumulated losses)	(172,349,395)	(63,830,680)	(12,520,766)	(383,838,407)	17,301,100
Net assets	$991,436,486	$554,568,038	$80,729,227	$1,396,619,839	$162,582,392

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica International Growth		Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Core
Net assets by class:
Class A	$124,841		$—	$415,130	$54,418,492	$—
Class C	—		—	—	21,046,641	—
Class I	16,720		175,121,800	410,271	110,442,209	—
Class I2	991,285,910		379,446,238	79,498,173	1,185,546,035	—
Class I3	—		—	—	—	105,250,582
Class R	—		—	—	—	53,580,826
Class R4	—		—	—	—	3,750,984
Class R6	9,015		—	405,653	25,166,462	—
Shares outstanding (unlimited shares, no par value):
Class A	19,098		—	51,438	6,385,426	—
Class C	—		—	—	2,483,760	—
Class I	2,554		16,634,251	50,689	12,865,306	—
Class I2	151,861,480		35,990,269	9,823,513	138,230,277	—
Class I3	—		—	—	—	11,153,786
Class R	—		—	—	—	5,676,274
Class R4	—		—	—	—	397,342
Class R6	1,375		—	50,119	2,934,151	—
Net asset value per share: (E)
Class A	$6.54		$—	$8.07	$8.52	$—
Class C	—		—	—	8.47	—
Class I	6.55		10.53	8.09	8.58	—
Class I2	6.53		10.54	8.09	8.58	—
Class I3	—		—	—	—	9.44
Class R	—		—	—	—	9.44
Class R4	—		—	—	—	9.44
Class R6	6.55	(F)	—	8.09	8.58	—
Maximum offering price per share: (G)
Class A	$6.92		$—	$8.07	$9.02	$—

(A) Investments, at cost	$1,037,894,384		$570,141,193	$92,775,959	$1,506,650,412	$157,267,297
(B) Securities on loan, at value	$11,226,781		$28,682,425	$3,595,954	$22,024,109	$3,890,452
(C) Repurchase agreements, at cost	$5,642,228		$15,383,744	$—	$62,834,395	$—
(D) Foreign currency, at cost	$18,161,141		$4	$(328)	$—	$—

(E)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(G)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Assets:
Investments, at value (A) (B)	$808,441,534	$333,382,808	$255,400,115	$1,015,974,078	$167,727,739
Repurchase agreements, at value (C)	—	—	9,191,979	74,059,072	10,824,552
Cash	5,918,473	1,236,785	—	—	146,964
Foreign currency, at value (D)	—	—	—	—	3,702
Receivables and other assets:
Investments sold	—	—	6,146,795	6,286,924	1,883,579
Net income from securities lending	13,822	1,196	1,016	2,500	2,191
Shares of beneficial interest sold	38,646	208,447	76,799	3,426,797	110,207
Dividends	173,015	308,530	18,891	338,363	640,665
Tax reclaims	14,436	—	—	—	—
Prepaid expenses	1,966	1,003	885	2,788	390
Total assets	814,601,892	335,138,769	270,836,480	1,100,090,522	181,339,989

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,166,013	115,280	1,559,745	—	1,500,634
Payables and other liabilities:
Investments purchased	1,675,000	—	5,072,476	11,524,920	1,673,307
Shares of beneficial interest redeemed	180,864	79	9,247	944,477	1,657,479
Investment management fees	387,678	114,760	141,383	562,969	142,065
Distribution and service fees	53,730	27,169	10,286	45,741	8,181
Transfer agent fees	4,519	2,081	2,996	50,023	8,100
Trustees, CCO and deferred compensation fees	4,820	3,489	850	9,089	1,835
Audit and tax fees	14,834	11,642	12,223	19,998	14,080
Custody fees	58,430	23,302	9,307	70,124	14,031
Legal fees	4,551	7,122	1,017	20,327	3,820
Printing and shareholder reports fees	30,156	26,452	6,525	133,478	20,929
Registration fees	3,894	3,259	6,581	9,829	3,611
Other accrued expenses	8,174	7,096	1,867	18,975	4,395
Total liabilities	16,592,663	341,731	6,834,503	13,409,950	5,052,467
Net assets	$798,009,229	$334,797,038	$264,001,977	$1,086,680,572	$176,287,522
Net assets consist of:
Paid-in capital	$542,508,479	$372,326,212	$258,452,354	$1,211,835,740	$412,968,848
Total distributable earnings (accumulated losses)	255,500,750	(37,529,174)	5,549,623	(125,155,168)	(236,681,326)
Net assets	$798,009,229	$334,797,038	$264,001,977	$1,086,680,572	$176,287,522

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Net assets by class:
Class A	$—	$—	$10,377,506	$15,017,961	$12,189,823
Class C	—	—	1,181,340	14,377,854	8,197,638
Class I	—	—	1,218,881	436,333,785	8,680,263
Class I2	—	—	198,363,461	193,999,679	147,219,798
Class I3	634,486,027	254,804,248	33,394,852	117,333,004	—
Class R	124,026,492	59,675,214	18,973,960	44,254,846	—
Class R4	39,496,710	20,317,576	491,977	79,649,963	—
Class R6	—	—	—	185,713,480	—
Shares outstanding (unlimited shares, no par value):
Class A	—	—	1,065,290	1,661,402	2,540,904
Class C	—	—	129,225	1,614,076	1,713,255
Class I	—	—	123,384	48,103,772	1,809,779
Class I2	—	—	19,942,201	21,371,883	30,697,453
Class I3	51,105,499	32,159,770	3,361,004	12,865,818	—
Class R	10,104,160	7,524,914	1,926,874	4,848,019	—
Class R4	3,193,490	2,562,644	49,469	8,709,057	—
Class R6	—	—	—	20,306,481	—
Net asset value per share: (E)
Class A	$—	$—	$9.74	$9.04	$4.80
Class C	—	—	9.14	8.91	4.78
Class I	—	—	9.88	9.07	4.80
Class I2	—	—	9.95	9.08	4.80
Class I3	12.42	7.92	9.94	9.12	—
Class R	12.27	7.93	9.85	9.13	—
Class R4	12.37	7.93	9.95	9.15	—
Class R6	—	—	—	9.15	—
Maximum offering price per share: (F)
Class A	$—	$—	$10.31	$9.57	$5.08

(A) Investments, at cost	$582,298,435	$364,924,280	$243,874,300	$1,138,834,230	$206,137,799
(B) Securities on loan, at value	$68,428,927	$111,966	$7,242,475	$10,512,034	$6,916,249
(C) Repurchase agreements, at cost	$—	$—	$9,191,979	$74,059,072	$10,824,552
(D) Foreign currency, at cost	$—	$—	$—	$—	$3,710

(E)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 Class Shares represents offering price. The redemption price for Class A and C shares equal net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Core	Transamerica Small Cap Growth
Assets:
Investments, at value (A) (B)	$249,877,368	$1,035,805,571	$2,924,373,264	$97,821,445	$147,885,475
Repurchase agreements, at value (C)	3,207,440	11,796,971	50,152,978	1,826,833	6,636,895
Cash	—	17,539	21,307	—	—
Cash collateral pledged at broker for:
Futures contracts	—	728,000	—	—	—
Receivables and other assets:
Investments sold	996,601	20,251,766	—	—	1,261,840
When-issued, delayed-delivery, forward and TBA commitments sold	755,938	—	—	—	—
Net income from securities lending	3,092	2,726	2,697	647	1,814
Shares of beneficial interest sold	316,544	894,668	11,290,887	26,300	92,925
Dividends	212,421	549,522	—	64,432	8,267
Interest	2,114,671	2,073,634	18,232,790	—	—
Tax reclaims	115,605	508	3,280	—	—
Prepaid expenses	917	2,406	7,105	271	397
Total assets	257,600,597	1,072,123,311	3,004,084,308	99,739,928	155,887,613

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,515,809	12,232,925	24,474,643	936,534	5,525,907
Cash collateral at broker for:
TBA commitments	—	83,000	—	—	—
Payables and other liabilities:
Investments purchased	—	9,539,159	10,002,022	—	2,056,207
When-issued, delayed-delivery, forward and TBA commitments purchased	1,000,000	60,567,412	—	—	—
Dividends and/or distributions	—	—	734,363	—	—
Shares of beneficial interest redeemed	1,574,658	928,519	7,707,402	11,248	786,474
Investment management fees	89,202	504,264	889,099	51,275	87,012
Distribution and service fees	45,717	258,560	343,133	9,449	9,902
Transfer agent fees	21,806	79,719	219,046	1,306	6,567
Trustees, CCO and deferred compensation fees	1,220	5,041	13,371	1,223	898
Audit and tax fees	17,420	20,870	29,959	12,770	10,252
Custody fees	15,184	68,263	120,494	18,389	13,255
Legal fees	411	9,256	25,620	2,618	1,300
Printing and shareholder reports fees	11,879	72,238	255,914	10,947	15,898
Registration fees	8,061	9,370	17,743	7,204	9,388
Other accrued expenses	1,430	9,274	31,709	3,158	2,636
Variation margin payable on futures contracts	—	112,527	—	—	—
Total liabilities	6,302,797	84,500,397	44,864,518	1,066,121	8,525,696
Net assets	$251,297,800	$987,622,914	$2,959,219,790	$98,673,807	$147,361,917

Net assets consist of:
Paid-in capital	$327,064,599	$786,976,060	$3,077,135,569	$153,643,692	$126,511,533
Total distributable earnings (accumulated losses)	(75,766,799)	200,646,854	(117,915,779)	(54,969,885)	20,850,384
Net assets	$251,297,800	$987,622,914	$2,959,219,790	$98,673,807	$147,361,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Core	Transamerica Small Cap Growth
Net assets by class:
Class A	$33,650,365	$533,885,637	$656,273,074	$1,632,370	$13,022,598
Class C	49,433,501	196,012,716	256,589,150	318,737	3,296,470
Class I	168,202,238	242,411,885	1,716,630,712	690,314	30,776,903
Class I2	11,696	—	296,672,414	12,100,834	63,186,532
Class I3	—	—	—	58,001,444	23,556,800
Class R	—	—	—	22,073,204	13,420,020
Class R4	—	—	—	3,856,904	35,182
Class R6	—	15,312,676	33,054,440	—	67,412
Shares outstanding (unlimited shares, no par value):
Class A	3,236,094	19,233,859	65,798,987	216,355	2,340,868
Class C	4,774,906	7,204,454	25,772,079	42,943	674,819
Class I	16,168,129	8,687,720	175,074,482	91,164	5,278,858
Class I2	1,177	—	30,285,439	1,595,514	10,622,471
Class I3	—	—	—	7,569,525	3,962,457
Class R	—	—	—	2,878,130	2,299,438
Class R4	—	—	—	502,763	5,943
Class R6	—	548,734	3,372,930	—	11,338
Net asset value per share: (D)
Class A	$10.40	$27.76	$9.97	$7.54	$5.56
Class C	10.35	27.21	9.96	7.42	4.88
Class I	10.40	27.90	9.81	7.57	5.83
Class I2	9.94	—	9.80	7.58	5.95
Class I3	—	—	—	7.66	5.94
Class R	—	—	—	7.67	5.84
Class R4	—	—	—	7.67	5.92
Class R6	—	27.91	9.80	—	5.95
Maximum offering price per share: (E)
Class A	$11.01	$29.38	$10.23	$7.98	$5.88

(A) Investments, at cost	$263,374,970	$853,544,343	$2,994,304,048	$116,908,621	$126,300,096
(B) Securities on loan, at value	$8,711,825	$30,021,015	$23,985,820	$6,306,467	$15,787,486
(C) Repurchase agreements, at cost	$3,207,440	$11,796,971	$50,152,978	$1,826,833	$6,636,895

(D)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Unconstrained Bond	Transamerica US Growth
Assets:
Investments, at value (A) (B)	$85,915,488	$590,026,372	$1,514,128,758	$1,551,442,017
Repurchase agreements, at value (C)	2,754,747	23,755,035	—	17,465,344
Cash	—	—	2,816,247	—
Cash collateral pledged at broker for:
TBA commitments	—	—	720,000	—
OTC derivatives (E)	—	—	110,000	—
Foreign currency, at value (D)	—	—	366,754	—
Receivables and other assets:
Investments sold	861,046	6,995,693	13,579,132	—
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	2,430,226	—
Net income from securities lending	7,226	5,088	14,614	462
Shares of beneficial interest sold	22,629	2,270,669	—	637,385
Dividends	38,106	214,233	87,946	675,255
Interest	—	—	11,700,975	—
Tax reclaims	—	—	45,796	397,619
Variation margin receivable on futures contracts	—	—	1,823,641	—
Prepaid expenses	—	1,784	3,524	5,002
Total assets	89,599,242	623,268,874	1,547,827,613	1,570,623,084

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,507,055	6,345,465	56,356,996	—
Payables and other liabilities:
Investments purchased	46,398	10,169,759	18,491,259	1,666,148
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	5,846,765	—
Dividends and/or distributions	—	—	32,666	—
Shares of beneficial interest redeemed	30,596	991,106	11,560,506	641,110
Investment management fees	18,417	362,748	621,624	783,727
Distribution and service fees	3,095	106,229	—	140,455
Transfer agent fees	2,171	116,586	7,441	195,541
Trustees, CCO and deferred compensation fees	1,323	4,916	6,003	7,664
Audit and tax fees	10,802	13,574	22,464	14,907
Custody fees	18,368	44,413	98,615	75,100
Legal fees	5,028	8,695	719	5,363
Printing and shareholder reports fees	17,278	101,658	21,847	61,501
Registration fees	6,364	8,354	7,400	22,783
Other accrued expenses	2,683	10,960	7,790	11,894
Unrealized depreciation on forward foreign currency contracts	—	—	1,941,979	—
Total liabilities	1,669,578	18,284,463	95,024,074	3,626,193
Net assets	$87,929,664	$604,984,411	$1,452,803,539	$1,566,996,891

Net assets consist of:
Paid-in capital	$106,374,813	$671,508,685	$1,544,083,846	$920,819,754
Total distributable earnings (accumulated losses)	(18,445,149)	(66,524,274)	(91,280,307)	646,177,137
Net assets	$87,929,664	$604,984,411	$1,452,803,539	$1,566,996,891

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Unconstrained Bond	Transamerica US Growth
Net assets by class:
Class A	$3,530,624	$260,399,599	$—	$664,379,651
Class C	536,458	73,060,380	—	17,660,853
Class I	11,475,549	212,421,732	511,676	271,512,697
Class I2	44,605,080	15,933,131	1,452,291,863	490,396,392
Class I3	22,083,712	—	—	—
Class R	5,553,953	—	—	—
Class R4	101,378	—	—	—
Class R6	42,910	43,169,569	—	—
Class T	—	—	—	123,047,298
Shares outstanding (unlimited shares, no par value):
Class A	509,426	13,376,323	—	30,973,260
Class C	78,464	4,432,796	—	901,167
Class I	1,641,268	10,499,449	55,362	12,316,216
Class I2	6,376,133	786,045	157,557,414	22,250,388
Class I3	3,150,846	—	—	—
Class R	791,945	—	—	—
Class R4	14,468	—	—	—
Class R6	6,095	2,119,891	—	—
Class T	—	—	—	1,866,763
Net asset value per share: (F)
Class A	$6.93	$19.47	$—	$21.45
Class C	6.84	16.48	—	19.60
Class I	6.99	20.23	9.24	22.05
Class I2	7.00	20.27	9.22	22.04
Class I3	7.01	—	—	—
Class R	7.01	—	—	—
Class R4	7.01	—	—	—
Class R6	7.04	20.36	—	—
Class T	—	—	—	65.91
Maximum offering price per share: (G)
Class A	$7.33	$20.60	$—	$22.70
Class T	$—	$—	$—	$72.03

(A) Investments, at cost	$96,113,159	$594,284,795	$1,556,713,393	$939,693,139
(B) Securities on loan, at value	$6,508,210	$16,352,417	$57,225,645	$7,128,793
(C) Repurchase agreements, at cost	$2,754,747	$23,755,035	$—	$17,465,344
(D) Foreign currency, at cost	$—	$—	$366,668	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)	Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.
(G)	Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS

For the period ended April 30, 2020

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Dividend Focused	Transamerica Dynamic Income
Investment Income:
Dividend income	$623,623	$327,433	$72,977	$7,727,847	$4,341,641
Interest income	643,934	25,943,787	148,232	37,665	2,708
Net income from securities lending	1,308	31,071	311,875	301	164,043
Withholding taxes on foreign income	(1,237)	4,895	—	(712)	—
Total investment income	1,267,628	26,307,186	533,084	7,765,101	4,508,392

Expenses:
Investment management fees	282,053	2,959,015	7,082,982	1,737,100	387,426
Distribution and service fees:
Class A	—	173,937	553,119	95,191	64,451
Class C	—	430,214	1,072,534	26,492	355,777
Class R	170,151	—	—	—	—
Transfer agent fees
Class A	—	136,242	294,876	15,469	33,977
Class C	—	36,925	144,705	3,432	50,859
Class I	—	629,359	623,000	5,788	17,121
Class I2	—	3,503	12,395	14,513	—
Class I3	1,855	—	—	—	—
Class R	941	—	—	—	—
Class R6	—	807	636	163	—
Trustees, CCO and deferred compensation fees	1,510	17,763	25,421	6,503	2,165
Audit and tax fees	17,921	23,656	21,184	13,662	12,359
Custody fees	6,945	58,555	76,395	17,677	2,574
Legal fees	2,633	21,471	39,042	11,556	4,115
Printing and shareholder reports fees	5,140	78,558	161,054	24,125	26,141
Registration fees	10,594	94,261	96,086	69,717	26,028
Other	6,020	29,102	47,103	16,837	19,342
Total expenses	505,763	4,693,368	10,250,532	2,058,225	1,002,335
Expenses waived and/or reimbursed:
Class A	—	—	—	—	(21,030)
Class C	—	—	—	(859)	(32,890)
Class I	—	(254,945)	—	—	(9,114)
Class R	(161)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	—	25
Class C	—	—	—	473	46
Class I	—	—	—	—	59
Class R	161	—	—	—	—
Net expenses	505,763	4,438,423	10,250,532	2,057,839	939,431

Net investment income (loss)	761,865	21,868,763	(9,717,448)	5,707,262	3,568,961

Net realized gain (loss) on:
Investments	1,724,486	11,055,425	16,014,876	(37,385,701)	(16,764,930)
Futures contracts	(183,439)	16,994	—	—	—
Foreign currency transactions	—	—	3,778	—	—
Net realized gain (loss)	1,541,047	11,072,419	16,018,654	(37,385,701)	(16,764,930)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,459,581)	(48,861,989)	461,558,135	(68,887,030)	(10,251,438)
Futures contracts	224,061	22,732	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(132)	—	—
Net change in unrealized appreciation (depreciation)	(2,235,520)	(48,839,257)	461,558,003	(68,887,030)	(10,251,438)
Net realized and change in unrealized gain (loss)	(694,473)	(37,766,838)	477,576,657	(106,272,731)	(27,016,368)
Net increase (decrease) in net assets resulting from operations	$67,392	$(15,898,075)	$467,859,209	$(100,565,469)	$(23,447,407)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Emerging Markets Opportunities (A)	Transamerica Event Driven	Transamerica Floating Rate
Investment Income:
Dividend income	$28,213	$6,629,597	$1,988,693	$251,273	$9,724
Interest income	18,989,776	35,244	72	336,406	3,689,335
Net income from securities lending	15,353	5,973	17,883	2,391	1,412
Withholding taxes on foreign income	(98,181)	(741,008)	(232,190)	—	—
Total investment income	18,935,161	5,929,806	1,774,458	590,070	3,700,471

Expenses:
Investment management fees	1,722,721	2,993,117	734,201	541,121	427,555
Distribution and service fees:
Class A	11,358	4,753	—	—	25,097
Class C	39,185	4,376	—	—	84,770
Transfer agent fees
Class A	11,845	7,807	—	—	11,491
Class C	7,731	1,085	—	—	8,702
Class I	213,829	3,731	24	420	44,999
Class I2	4,646	24,167	6,690	3,364	472
Class R6	246	—	—	—	—
Trustees, CCO and deferred compensation fees	7,556	8,931	2,939	1,212	1,582
Audit and tax fees	22,125	19,020	7,960	21,273	23,440
Custody fees	85,255	164,675	467	35,986	101,277
Legal fees	13,884	17,949	28,803	2,233	1,867
Printing and shareholder reports fees	60,152	34,448	7,383	5,194	2,749
Registration fees	42,653	50,975	4,344	13,445	28,873
Dividends, interest and fees for borrowings from securities sold short	—	—	—	17,396	—
Other	16,661	21,825	11,066	5,949	11,653
Total expenses	2,259,847	3,356,859	803,877	647,593	774,527
Expenses waived and/or reimbursed:
Class A	—	(2,518)	—	—	(28,446)
Class C	—	(29)	—	—	(24,176)
Class I	—	(234)	(49)	(553)	(116,540)
Class I2	—	(23,404)	(388)	(18,576)	(10,897)
Recapture of previously waived and/or reimbursed fees:
Class A	—	85	—	—	7,265
Class C	—	—	—	—	7,292
Class I	—	—	36	—	(B)	31,010
Class I2	—	—	388	—	4,342
Net expenses	2,259,847	3,330,759	803,864	628,464	644,377

Net investment income (loss)	16,675,314	2,599,047	970,594	(38,394)	3,056,094

Net realized gain (loss) on:
Investments	(35,106,562	)(C)	(9,499,061)	(26,234,747)	1,199,849	(9,279,328)
Securities sold short	—	—	—	877,985	—
Written options and swaptions	—	—	—	(397,706)	—
Swap agreements	—	—	—	(9,123)	—
Futures contracts	—	—	(529,727)	1,890,621	—
Forward foreign currency contracts	669,490	—	12,321	258,836	—
Foreign currency transactions	(1,010,108)	(393,004)	58,119	(94,249)	—
Net realized gain (loss)	(35,447,180)	(9,892,065)	(26,694,034)	3,726,213	(9,279,328)

Net change in unrealized appreciation (depreciation) on:
Investments	(44,784,713	)(D)	(34,844,313)	(44,687,396)	(4,080,633)	(3,815,010)
Unfunded commitment	—	—	—	—	(10,144)
Securities sold short	—	—	—	610,355	—
Written options and swaptions	—	—	—	(25,479)	—
Swap agreements	—	—	—	12,543	—
Futures contracts	—	—	941,278	(74,477)	—
Forward foreign currency contracts	(1,136,617)	—	—	42,376	—
Translation of assets and liabilities denominated in foreign currencies	(628)	(36,172)	(31,609)	(10,161)	—
Net change in unrealized appreciation (depreciation)	(45,921,958)	(34,880,485)	(43,777,727)	(3,525,476)	(3,825,154)
Net realized and change in unrealized gain (loss)	(81,369,138)	(44,772,550)	(70,471,761)	200,737	(13,104,482)
Net increase (decrease) in net assets resulting from operations	$(64,693,824)	$(42,173,503)	$(69,501,167)	$162,343	$(10,048,388)

(A)	Commenced operations on December 19, 2019.
(B)	Rounds to less than $1.
(C)	Includes net of realized foreign capital gains tax of $86,457.
(D)	Includes net change in foreign capital gains tax of $(98,629).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica Global Equity	Transamerica Government Money Market	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni
Investment Income:
Dividend income	$817,535	$—	$—	$1,415,363	$42,093
Interest income	2,607	9,775,298	4,050,457	43,966,599	1,970,853
Net income from securities lending	1,590	—	1,768	119,637	1,142
Withholding taxes on foreign income	(56,465)	—	—	—	—
Total investment income	765,267	9,775,298	4,052,225	45,501,599	2,014,088

Expenses:
Investment management fees	387,274	1,591,289	397,660	4,413,590	284,433
Distribution and service fees:
Class A	65,651	241,827	—	109,626	26,360
Class C	41,778	50,838	—	124,611	58,494
Class R	—	—	31,430	83,948	—
Class R2	—	1,178,535	—	—	—
Class R4	—	132,550	49,023	494,973	—
Transfer agent fees
Class A	59,872	100,038	—	91,656	6,226
Class C	11,911	6,732	—	18,537	3,985
Class I	18,972	18,903	—	76,845	37,771
Class I2	—	187	—	22,567	—
Class I3	—	3,039	5,906	9,276	—
Class R	—	—	—	26,510	—
Class R2	—	1,321,657	—	—	—
Class R4	—	3,977	1,471	14,849	—
Class R6	33	—	—	1,753	—
Trustees, CCO and deferred compensation fees	1,309	16,499	2,744	19,286	1,369
Audit and tax fees	10,637	15,459	18,835	24,494	21,830
Custody fees	12,367	93,632	13,672	69,029	17,099
Legal fees	2,275	102,186	5,364	30,180	2,226
Printing and shareholder reports fees	13,108	59,974	10,053	72,464	8,768
Registration fees	46,722	59,161	32,767	96,539	33,189
Other	7,213	33,880	9,436	37,083	7,230
Total expenses before waiver and/or reimbursement and recapture	679,122	5,030,363	578,361	5,837,816	508,980
Expenses waived and/or reimbursed:
Class A	(29,036)	(92,320)	—	—	(12,153)
Class C	(6,916)	(21,576)	—	—	(16,032)
Class I	(3,498)	(2,410)	—	(41,549)	(21,089)
Class I2	—	(26)	—	—	—
Class I3	—	(350)	—	—	—
Class R	—	—	—	(27,340)	—
Class R2	—	(518,464)	—	—	—
Class R4	—	(26,991)	(15,718)	(30,866)	—
Class R6	(9)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	404	83,379	—	—	236
Class C	—	2,822	—	—	88
Class I	6,129	148	—	—	—
Class R2	—	7,374	—	—	—
Class R4	—	868	371	6,329	—
Class R6	9	—	—	—	—
Net expenses	646,205	4,462,817	563,014	5,744,390	460,030

Net investment income (loss)	119,062	5,312,481	3,489,211	39,757,209	1,554,058

Net realized gain (loss) on:
Investments	(3,279,247)	—	897,764	(6,681,837)	(442,308)
Foreign currency transactions	(11,015)	—	—	—	—
Net realized gain (loss)	(3,290,262)	—	897,764	(6,681,837)	(442,308)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,885,068)	—	(6,625,365)	(210,942,052)	(9,379,057)
Translation of assets and liabilities denominated in foreign currencies	1,230	—	—	—	—
Net change in unrealized appreciation (depreciation)	(7,883,838)	—	(6,625,365)	(210,942,052)	(9,379,057)
Net realized and change in unrealized gain (loss)	(11,174,100)	—	(5,727,601)	(217,623,889)	(9,821,365)
Net increase (decrease) in net assets resulting from operations	$(11,055,038)	$5,312,481	$(2,238,390)	$(177,866,680)	$(8,267,307)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity
Investment Income:
Dividend income	$1,559	$—	$64,858	$117,809	$51,157,266
Interest income	1,388,790	1,119,936	31,458,735	18,160,459	47,880
Net income from securities lending	6,929	3,616	61,703	—	173,313
Withholding taxes on foreign income	—	—	7,084	—	(5,220,183)
Total investment income	1,397,278	1,123,552	31,592,380	18,278,268	46,158,276

Expenses:
Investment management fees	340,944	216,256	4,371,343	3,852,399	15,787,943
Distribution and service fees:
Class A	1,347	—	—	288,433	187,094
Class C	2,624	—	—	715,201	210,531
Class R	—	23,774	118,454	—	73,436
Class R4	—	2,740	205,626	—	22,581
Transfer agent fees
Class A	446	—	—	42,070	228,734
Class C	224	—	—	44,329	43,185
Class I	2,504	—	—	767,196	1,047,589
Class I2	4,170	—	62,401	—	65,722
Class I3	—	3,830	16,420	—	7,609
Class R	—	—	703	—	425
Class R4	—	82	6,169	—	678
Class R6	2	—	—	—	9,015
Trustees, CCO and deferred compensation fees	1,539	1,445	30,799	22,097	59,114
Audit and tax fees	19,509	18,963	31,367	28,601	34,935
Custody fees	16,009	31,231	112,697	104,224	425,082
Legal fees	2,970	2,597	59,772	32,975	105,576
Printing and shareholder reports fees	6,732	5,044	109,021	101,168	430,802
Registration fees	50,663	30,274	46,476	76,282	156,694
Acquired fund fees	—	—	—	5,491	—
Other	7,904	5,424	59,029	38,378	109,805
Total expenses before waiver and/or reimbursement and recapture	457,587	341,660	5,230,277	6,118,844	19,006,550
Expenses waived and/or reimbursed:
Class A	(708)	—	—	(115,373)	(59,023)
Class C	(255)	—	—	(178,800)	—
Class I	(2,731)	—	—	(552,251)	—
Class I2	(9,321)	—	—	—	—
Class I3	—	(14,724)	—	—	—
Class R	—	(2,660)	—	—	—
Class R4	—	(1,742)	(20,454)	—	—
Class R6	(6)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	213	—	—	—	447
Class C	7	—	—	—	—
Class I	12	—	—	—	—
Class I2	66	—	—	—	—
Class R	—	219	—	—	—
Class R4	—	—	577	—	—
Class R6	2	—	—	—	—
Net expenses	444,866	322,753	5,210,400	5,272,420	18,947,974

Net investment income (loss)	952,412	800,799	26,381,980	13,005,848	27,210,302

Net realized gain (loss) on:
Investments	1,017,214	170,974	57,418,875	(5,862,419)	(83,816,408)
Forward foreign currency contracts	860,702	432,980	—	—	—
Foreign currency transactions	(38,755)	(11,203)	—	—	(17,397)
Net realized gain (loss)	1,839,161	592,751	57,418,875	(5,862,419)	(83,833,805)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,108,815)	2,347,125	(11,569,475)	(52,319,542)	(712,368,413)
Forward foreign currency contracts	318,707	(43,939)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(7,088)	(615)	—	—	(9,460)
Net change in unrealized appreciation (depreciation)	(1,797,196)	2,302,571	(11,569,475)	(52,319,542)	(712,377,873)
Net realized and change in unrealized gain (loss)	41,965	2,895,322	45,849,400	(58,181,961)	(796,211,678)
Net increase (decrease) in net assets resulting from operations	$994,377	$3,696,121	$72,231,380	$(45,176,113)	$(769,001,376)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica International Growth	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Core
Investment Income:
Dividend income	$13,448,575	$5,607,405	$1,219,317	$26,809,585	$2,185,679
Interest income	47,697	21,426	—	185,542	—
Net income from securities lending	84,174	15,654	3,687	26,109	1,919
Withholding taxes on foreign income	(1,140,472)	(573,198)	(112,776)	(75,049)	—
Total investment income	12,439,974	5,071,287	1,110,228	26,946,187	2,187,598

Expenses:
Investment management fees	4,209,828	2,613,050	305,207	5,392,922	486,931
Distribution and service fees:
Class A	142	—	585	87,479	—
Class C	—	—	—	149,833	—
Class R	—	—	—	—	147,611
Class R4	—	—	—	—	5,272
Transfer agent fees
Class A	411	—	49	59,317	—
Class C	—	—	—	27,000	—
Class I	51	60,814	268	108,068	—
Class I2	41,633	16,337	3,218	53,032	—
Class I3	—	—	—	—	5,751
Class R	—	—	—	—	851
Class R4	—	—	—	—	158
Class R6	—	—	17	1,053	—
Trustees, CCO and deferred compensation fees	14,327	7,108	1,218	23,749	2,880
Audit and tax fees	16,830	15,308	11,588	20,503	12,894
Custody fees	96,605	81,891	19,299	65,885	14,297
Legal fees	24,368	13,298	1,786	44,026	5,542
Printing and shareholder reports fees	46,245	32,213	4,167	123,287	10,258
Registration fees	49,009	26,872	27,298	60,395	31,412
Other	53,995	13,730	7,462	47,858	9,701
Total expenses before waiver and/or reimbursement and recapture	4,553,444	2,880,621	382,162	6,264,407	733,558
Expenses waived and/or reimbursed:
Class A	(338)	—	(57)	—	—
Class I	(29)	—	(95)	(83,246)	—
Class I2	—	—	(12,397)	—	—
Class R6	—	—	(50)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	7	—	324	—	—
Class I	—	—	145	—	—
Class I2	—	—	63,589	—	—
Class R6	—	—	342	—	—
Net expenses	4,553,084	2,880,621	433,963	6,181,161	733,558

Net investment income (loss)	7,886,890	2,190,666	676,265	20,765,026	1,454,040

Net realized gain (loss) on:
Investments	(44,419,153)	(9,835,204)	(2,018,705)	(186,805,390)	10,021,951
Foreign currency transactions	(641,141)	104,243	(14,230)	—	—
Net realized gain (loss)	(45,060,294)	(9,730,961)	(2,032,935)	(186,805,390)	10,021,951

Net change in unrealized appreciation (depreciation) on:
Investments	(96,379,928)	(70,596,437)	(13,441,027)	(183,100,516)	(13,834,365)
Translation of assets and liabilities denominated in foreign currencies	227,101	631	9,888	—	—
Net change in unrealized appreciation (depreciation)	(96,152,827)	(70,595,806)	(13,431,139)	(183,100,516)	(13,834,365)
Net realized and change in unrealized gain (loss)	(141,213,121)	(80,326,767)	(15,464,074)	(369,905,906)	(3,812,414)
Net increase (decrease) in net assets resulting from operations	$(133,326,231)	$(78,136,101)	$(14,787,809)	$(349,140,880)	$(2,358,374)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income
Investment Income:
Dividend income	$1,646,425	$6,335,595	$661,434	$14,885,945	$6,273,598
Interest income	—	—	14,157	297,036	32,954
Net income from securities lending	69,401	3,627	8,993	4,669	10,023
Withholding taxes on foreign income	—	(5,657)	—	—	(191,130)
Total investment income	1,715,826	6,333,565	684,584	15,187,650	6,125,445

Expenses:
Investment management fees	2,587,437	1,007,218	842,939	4,528,356	1,228,829
Distribution and service fees:
Class A	—	—	14,316	24,701	17,018
Class C	—	—	6,753	89,652	52,005
Class R	302,768	171,964	52,079	134,525	—
Class R4	46,855	28,663	560	116,237	—
Transfer agent fees
Class A	—	—	10,396	29,994	16,203
Class C	—	—	1,172	15,168	13,259
Class I	—	—	653	248,423	6,594
Class I2	—	—	6,329	9,336	6,801
Class I3	23,908	13,517	1,364	6,361	—
Class R	1,617	995	278	924	—
Class R4	1,406	860	17	3,487	—
Class R6	—	—	—	8,045	—
Trustees, CCO and deferred compensation fees	10,168	6,119	2,916	17,523	3,073
Audit and tax fees	15,200	13,652	14,474	21,872	16,025
Custody fees	51,886	20,410	8,006	60,733	12,388
Legal fees	18,157	12,039	4,975	33,799	6,036
Printing and shareholder reports fees	31,271	21,864	11,332	117,871	19,204
Registration fees	34,897	32,296	41,480	90,629	41,254
Other	19,082	15,911	9,010	39,515	14,613
Total expenses before waiver and/or reimbursement and recapture	3,144,652	1,345,508	1,029,049	5,597,151	1,453,302
Expenses waived and/or reimbursed:
Class A	—	—	—	(10,892)	(8,385)
Class C	—	—	—	—	(7,144)
Class R	—	(4,916)	(945)	(2,912)	—
Class R4	(10,050)	(2,406)	(201)	(53,152)	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	—	33
Class C	—	—	—	—	13
Class I2	—	—	5,047	—	—
Class R	—	3,654	8,347	187	—
Class R4	—	1,457	9	30	—
Net expenses	3,134,602	1,343,297	1,041,306	5,530,412	1,437,819

Net investment income (loss)	(1,418,776)	4,990,268	(356,722)	9,657,238	4,687,626

Net realized gain (loss) on:
Investments	31,971,562	(4,845,002)	(4,547,652)	(6,841,604)	(13,330,526)
Foreign currency transactions	888	—	—	—	(8,911)
Net realized gain (loss)	31,972,450	(4,845,002)	(4,547,652)	(6,841,604)	(13,339,437)

Net change in unrealized appreciation (depreciation) on:
Investments	82,165,118	(46,649,712)	(4,651,119)	(255,108,940)	(45,668,333)
Translation of assets and liabilities denominated in foreign currencies	(256)	—	—	—	(440)
Net change in unrealized appreciation (depreciation)	82,164,862	(46,649,712)	(4,651,119)	(255,108,940)	(45,668,773)
Net realized and change in unrealized gain (loss)	114,137,312	(51,494,714)	(9,198,771)	(261,950,544)	(59,008,210)
Net increase (decrease) in net assets resulting from operations	$112,718,536	$(46,504,446)	$(9,555,493)	$(252,293,306)	$(54,320,584)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica Multi-Asset Income	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Core	Transamerica Small Cap Growth
Investment Income:
Dividend income	$2,889,660	$5,382,043	$—	$1,358,597	$283,830
Interest income	3,410,025	5,213,950	45,966,507	8,298	18,904
Net income from securities lending	24,552	8,845	11,012	8,291	10,477
Withholding taxes on foreign income	—	(4,583)	7,829	(2,386)	—
Total investment income	6,324,237	10,600,255	45,985,348	1,372,800	313,211

Expenses:
Investment management fees	783,029	3,259,760	5,696,384	588,981	657,515
Distribution and service fees:
Class A	48,997	688,594	856,663	2,994	17,763
Class C	253,385	984,667	1,384,439	2,165	18,718
Class R	—	—	—	70,340	37,652
Class R4	—	—	—	5,618	136
Transfer agent fees
Class A	21,574	222,499	193,435	3,061	13,540
Class C	22,201	86,080	143,260	397	3,211
Class I	95,631	140,307	943,395	659	18,299
Class I2	—	—	11,786	536	2,147
Class I3	—	—	—	3,414	977
Class R	—	—	—	430	217
Class R4	—	—	—	169	4
Class R6	—	542	1,223	—	3
Trustees, CCO and deferred compensation fees	3,340	12,699	37,969	1,934	1,859
Audit and tax fees	19,596	21,539	31,664	14,639	12,185
Custody fees	12,997	60,908	108,574	14,627	11,018
Legal fees	4,059	20,823	61,848	4,056	3,040
Printing and shareholder reports fees	16,120	64,329	227,664	9,639	15,133
Registration fees	77,760	46,094	120,545	41,280	51,577
Other	6,904	24,325	67,106	10,266	11,007
Total expenses before waiver and/or reimbursement and recapture	1,365,593	5,633,166	9,885,955	775,205	876,001
Expenses waived and/or reimbursed:
Class A	—	—	—	(2,118)	(3,590)
Class C	—	—	—	(226)	(589)
Class I	(56,317)	—	—	(223)	(1,726)
Class I2	—	—	—	(2,305)	(5,844)
Class I3	—	—	—	(10,638)	(2,294)
Class R	—	—	—	(2,232)	(750)
Class R4	—	—	—	(2,932)	(80)
Class R6	—	—	—	—	(4)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	64	—
Class C	—	—	—	11	—
Class I	—	—	—	40	—
Class I2	—	—	—	636	846
Class I3	—	—	—	—	20
Class R4	—	—	—	160	16
Net expenses	1,309,276	5,633,166	9,885,955	755,442	862,006

Net investment income (loss)	5,014,961	4,967,089	36,099,393	617,358	(548,795)

Net realized gain (loss) on:
Investments	1,213,876	23,789,238	(6,277,274)	(12,765,033)	1,869,565
Futures contracts	—	(2,606,531)	—	—	—
Foreign currency transactions	298	—	—	(19)	—
Net realized gain (loss)	1,214,174	21,182,707	(6,277,274)	(12,765,052)	1,869,565

Net change in unrealized appreciation (depreciation) on:
Investments	(35,124,998)	(26,368,772)	(108,644,203)	(15,146,648)	(11,077,016)
Futures contracts	—	780,854	—	—	—
Translation of assets and liabilities denominated in foreign currencies	2,328	—	—	—	—
Net change in unrealized appreciation (depreciation)	(35,122,670)	(25,587,918)	(108,644,203)	(15,146,648)	(11,077,016)
Net realized and change in unrealized gain (loss)	(33,908,496)	(4,405,211)	(114,921,477)	(27,911,700)	(9,207,451)
Net increase (decrease) in net assets resulting from operations	$(28,893,535)	$561,878	$(78,822,084)	$(27,294,342)	$(9,756,246)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Unconstrained Bond	Transamerica US Growth
Investment Income:
Dividend income	$883,975	$8,250,986	$858,859	$6,352,719
Interest income	7,369	90,958	19,551,252	61,572
Net income from securities lending	91,419	62,424	67,554	20,785
Withholding taxes on foreign income	—	(6,927)	—	—
Total investment income	982,763	8,397,441	20,477,665	6,435,076

Expenses:
Investment management fees	378,737	2,937,187	3,701,280	5,159,997
Distribution and service fees:
Class A	5,038	396,747	—	838,589
Class C	3,339	492,276	—	92,631
Class R	17,352	—	—	—
Class R4	239	—	—	—
Transfer agent fees
Class A	4,369	351,658	—	541,035
Class C	442	96,236	—	18,880
Class I	7,279	152,815	410	182,083
Class I2	1,738	711	43,243	18,402
Class I3	847	—	—	—
Class R	108	—	—	—
Class R4	7	—	—	—
Class R6	2	1,797	—	—
Class T	—	—	—	40,193
Trustees, CCO and deferred compensation fees	1,424	10,171	16,044	18,987
Audit and tax fees	12,402	14,005	25,341	18,874
Custody fees	15,100	38,708	109,800	63,142
Legal fees	4,894	17,444	15,791	26,462
Printing and shareholder reports fees	11,553	85,370	27,589	71,907
Registration fees	68,553	54,866	17,919	54,224
Other	10,099	25,725	20,166	29,850
Total expenses before waiver and/or reimbursement and recapture	543,522	4,675,716	3,977,583	7,175,256
Expenses waived and/or reimbursed:
Class A	(4,607)	—	—	—
Class C	(482)	—	—	(2,799)
Class I	(8,100)	—	(16)	—
Class I2	(28,124)	—	(28,490)	—
Class I3	(13,894)	—	—	—
Class R	(3,840)	—	—	—
Class R4	(220)	—	—	—
Class R6	(31)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class C	—	—	—	9
Class I2	470	—	—	—
Class I3	424	—	—	—
Class R	17	—	—	—
Class R4	10	—	—	—
Class R6	1	—	—	—
Net expenses	485,146	4,675,716	3,949,077	7,172,466

Net investment income (loss)	497,617	3,721,725	16,528,588	(737,390)

Net realized gain (loss) on:
Investments	(7,296,617)	(43,552,232)	(17,141,926)	36,954,905
Futures contracts	—	—	(1,389,378)	—
Forward foreign currency contracts	—	—	5,940,545	—
Foreign currency transactions	—	—	3,382	—
Net realized gain (loss)	(7,296,617)	(43,552,232)	(12,587,377)	36,954,905

Net change in unrealized appreciation (depreciation) on:
Investments	(18,994,161)	(130,150,822)	(48,432,020)	39,877,951
Unfunded commitment	—	—	4,265	—
Futures contracts	—	—	(8,028,975)	—
Forward foreign currency contracts	—	—	(1,196,794)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(17,266)	3,926
Net change in unrealized appreciation (depreciation)	(18,994,161)	(130,150,822)	(57,670,790)	39,881,877
Net realized and change in unrealized gain (loss)	(26,290,778)	(173,703,054)	(70,258,167)	76,836,782
Net increase (decrease) in net assets resulting from operations	$(25,793,161)	$(169,981,329)	$(53,729,579)	$76,099,392

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$761,865	$1,882,430	$21,868,763	$33,260,379	$(9,717,448)	$(14,632,538)
Net realized gain (loss)	1,541,047	2,630,631	11,072,419	3,167,514	16,018,654	248,146,744
Net change in unrealized appreciation (depreciation)	(2,235,520)	10,571,200	(48,839,257)	47,815,884	461,558,003	(178,872,607)
Net increase (decrease) in net assets resulting from operations	67,392	15,084,261	(15,898,075)	84,243,777	467,859,209	54,641,599

Dividends and/or distributions to shareholders:
Class A	—	—	(1,909,477)	(3,599,802)	(42,218,785)	(16,845,243)
Class B (A)	—	—	—	(928)	—	(41,993)
Class C	—	—	(908,528)	(1,514,060)	(26,097,461)	(8,569,291)
Class I	—	—	(18,176,650)	(24,398,329)	(92,872,343)	(29,773,771)
Class I2	—	—	(1,520,112)	(3,545,254)	(63,098,839)	(13,510,949)
Class I3	(1,621,232)	(2,359,981)	—	—	—	—
Class R	(2,077,736)	(3,396,677)	—	—	—	—
Class R6 (B)	—	—	(343,187)	(503,661)	(3,117,851)	—
Class T1 (C)	—	—	—	(118)	—	(2,954)
Advisor Class (C)	—	—	—	—	—	(16,460)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,698,968)	(5,756,658)	(22,857,954)	(33,562,152)	(227,405,279)	(68,760,661)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	39,119,126	75,784,620	70,850,294	163,954,427
Class B (A)	—	—	—	1,616	—	18,955
Class C	—	—	22,277,249	45,576,088	33,527,895	103,162,094
Class I	—	—	436,775,512	867,375,933	369,827,245	785,845,665
Class I2	—	—	70,714,700	239,618	16,539,204	3,794,193
Class I3	843,826	590,339	—	—	—	—
Class R	1,108,074	2,972,488	—	—	—	—
Class R6 (B)	—	—	6,912,982	11,408,787	3,414,528	204,903
Class T1 (C)	—	—	—	—	—	9,700
Advisor Class (C)	—	—	—	—	—	3,800
	1,951,900	3,562,827	575,799,569	1,000,386,662	494,159,166	1,056,993,737
Issued from fund acquisition:
Class I2	—	—	—	—	—	171,778,728
Class R6 (B)	—	—	—	—	—	14,982,875
	—	—	—	—	—	186,761,603
Dividends and/or distributions reinvested:
Class A	—	—	1,684,841	3,182,834	39,180,696	15,744,346
Class B (A)	—	—	—	881	—	41,964
Class C	—	—	768,552	1,260,503	25,797,127	8,420,392
Class I	—	—	14,164,739	18,490,111	91,807,370	29,370,611
Class I2	—	—	1,520,112	3,545,254	63,098,839	13,510,949
Class I3	1,621,232	2,359,981	—	—	—	—
Class R	2,077,736	3,396,677	—	—	—	—
Class R6 (B)	—	—	337,340	503,661	3,117,851	—
Class T1 (C)	—	—	—	101	—	2,954
Advisor Class (C)	—	—	—	—	—	16,460
	3,698,968	5,756,658	18,475,584	26,983,345	223,001,883	67,107,676
Cost of shares redeemed:
Class A	—	—	(31,893,560)	(41,940,624)	(88,971,217)	(146,505,845)
Class B (A)	—	—	—	(48,203)	—	(22,933)
Class C	—	—	(11,408,652)	(12,567,104)	(38,175,186)	(45,651,712)
Class I	—	—	(374,347,581)	(233,374,752)	(405,922,683)	(475,600,960)
Class I2	—	—	(13,772,166)	(25,998,005)	(36,544,597)	(35,163,964)
Class I3	(3,182,063)	(6,385,554)	—	—	—	—
Class R	(7,363,659)	(23,822,041)	—	—	—	—
Class R6 (B)	—	—	(3,984,261)	(2,017,577)	(3,206,936)	(95,904)
Class T1 (C)	—	—	—	(10,527)	—	(75,200)
Advisor Class (C)	—	—	—	—	—	(426,071)
	(10,545,722)	(30,207,595)	(435,406,220)	(315,956,792)	(572,820,619)	(703,542,589)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Automatic conversions:
Class A	$—	$—	$—	$71,198	$—	$879,020
Class B (A)	—	—	—	(71,198)	—	(879,020)
	—	—	—	—	—	—
Automatic conversions:
Class A	—	—	1,211,253	2,053,180	1,840,299	5,022,289
Class C	—	—	(1,211,253)	(2,053,180)	(1,840,299)	(5,022,289)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(4,894,854)	(20,888,110)	158,868,933	711,413,215	144,340,430	607,320,427
Net increase (decrease) in net assets	(8,526,430)	(11,560,507)	120,112,904	762,094,840	384,794,360	593,201,365

Net assets:
Beginning of period/year	120,673,206	132,233,713	1,401,215,631	639,120,791	2,013,314,390	1,420,113,025
End of period/year	$112,146,776	$120,673,206	$1,521,328,535	$1,401,215,631	$2,398,108,750	$2,013,314,390

Capital share transactions - shares:
Shares issued:
Class A	—	—	4,172,130	8,249,628	2,633,247	5,896,175
Class B (A)	—	—	—	179	—	900
Class C	—	—	2,379,542	4,971,272	1,622,056	4,669,717
Class I	—	—	46,419,668	93,962,005	12,966,221	26,697,868
Class I2	—	—	8,173,006	26,122	1,503,778	259,845
Class I3	76,801	55,932	—	—	—	—
Class R	104,196	289,343	—	—	—	—
Class R6 (B)	—	—	730,064	1,234,352	277,358	15,357
Class T1 (C)	—	—	—	—	—	382
Advisor Class (C)	—	—	—	—	—	139
	180,997	345,275	61,874,410	108,443,558	19,002,660	37,540,383
Shares issued on fund acquisition:
Class I2	—	—	—	—	—	12,844,998
Class R6 (B)	—	—	—	—	—	1,120,366
	—	—	—	—	—	13,965,364
Shares reinvested:
Class A	—	—	180,331	346,066	1,502,333	662,641
Class B (A)	—	—	—	98	—	2,296
Class C	—	—	82,810	137,907	1,303,544	449,807
Class I	—	—	1,513,662	1,998,725	3,317,871	1,174,824
Class I2	—	—	162,864	386,053	5,411,564	1,142,092
Class I3	149,468	241,447	—	—	—	—
Class R	190,350	350,180	—	—	—	—
Class R6 (B)	—	—	36,069	54,555	267,397	—
Class T1 (C)	—	—	—	11	—	124
Advisor Class (C)	—	—	—	—	—	660
	339,818	591,627	1,975,736	2,923,415	11,802,709	3,432,444
Shares redeemed:
Class A	—	—	(3,463,616)	(4,541,197)	(3,320,603)	(5,295,810)
Class B (A)	—	—	—	(5,374)	—	(1,092)
Class C	—	—	(1,247,559)	(1,381,656)	(1,889,528)	(2,104,314)
Class I	—	—	(40,786,116)	(25,372,662)	(14,446,050)	(16,489,041)
Class I2	—	—	(1,502,365)	(2,820,054)	(2,992,547)	(2,546,337)
Class I3	(294,847)	(615,129)	—	—	—	—
Class R	(691,524)	(2,300,042)	—	—	—	—
Class R6 (B)	—	—	(433,829)	(217,239)	(267,580)	(7,090)
Class T1 (C)	—	—	—	(1,165)	—	(2,729)
Advisor Class (C)	—	—	—	—	—	(14,789)
	(986,371)	(2,915,171)	(47,433,485)	(34,339,347)	(22,916,308)	(26,461,202)
Automatic conversions:
Class A	—	—	—	7,812	—	30,433
Class B (A)	—	—	—	(7,801)	—	(39,645)
	—	—	—	11	—	(9,212)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Balanced II		Transamerica Bond		Transamerica Capital Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Automatic conversions:
Class A	$—	$—	$129,167	$221,106	$66,502	$178,851
Class C	—	—	(130,028)	(222,518)	(86,984)	(227,886)
	—	—	(861)	(1,412)	(20,482)	(49,035)
Net increase (decrease) in shares outstanding:
Class A	—	—	1,018,012	4,283,415	881,479	1,472,290
Class B (A)	—	—	—	(12,898)	—	(37,541)
Class C	—	—	1,084,765	3,505,005	949,088	2,787,324
Class I	—	—	7,147,214	70,588,068	1,838,042	11,383,651
Class I2	—	—	6,833,505	(2,407,879)	3,922,795	11,700,598
Class I3	(68,578)	(317,750)	—	—	—	—
Class R	(396,978)	(1,660,519)	—	—	—	—
Class R6 (B)	—	—	332,304	1,071,668	277,175	1,128,633
Class T1 (C)	—	—	—	(1,154)	—	(2,223)
Advisor Class (C)	—	—	—	—	—	(13,990)
	(465,556)	(1,978,269)	16,415,800	77,026,225	7,868,579	28,418,742

(A)	Class ceased operations on May 6, 2019.
(B)	Class R6 commenced operations for Transamerica Capital Growth on October 18, 2019.
(C)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dividend Focused		Transamerica Dynamic Income		Transamerica Emerging Markets Debt
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$5,707,262	$12,678,632	$3,568,961	$6,744,762	$16,675,314	$39,112,721
Net realized gain (loss)	(37,385,701)	59,286,473	(16,764,930)	(3,123,023)	(35,447,180)	(8,104,776)
Net change in unrealized appreciation (depreciation)	(68,887,030)	(27,626,239)	(10,251,438)	13,050,499	(45,921,958)	37,871,772
Net increase (decrease) in net assets resulting from operations	(100,565,469)	44,338,866	(23,447,407)	16,672,238	(64,693,824)	68,879,717

Dividends and/or distributions to shareholders:
Class A	(10,145,328)	(12,974,346)	(1,398,677)	(2,377,154)	(238,236)	(325,061)
Class C	(708,815)	(782,738)	(1,667,445)	(3,254,419)	(177,776)	(289,607)
Class I	(1,505,790)	(2,234,630)	(915,235)	(1,743,915)	(11,396,981)	(19,384,805)
Class I2	(53,029,500)	(74,189,906)	—	—	(3,546,528)	(6,267,258)
Class R6	(577,249)	(672,731)	—	—	(188,351)	(204,543)
Class T1 (A)	—	(2,888)	—	(105)	—	(87)
Advisor Class (A)	—	(1,560)	—	(108)	—	(284)
Return of capital:
Class A	—	—	—	(591,949)	—	—
Class C	—	—	—	(810,402)	—	—
Class I	—	—	—	(434,262)	—	—
Class T1 (A)	—	—	—	(26)	—	—
Advisor Class (A)	—	—	—	(28)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(65,966,682)	(90,858,799)	(3,981,357)	(9,212,368)	(15,547,872)	(26,471,645)

Capital share transactions:
Proceeds from shares sold:
Class A	9,585,596	8,974,798	948,254	1,587,296	1,388,477	2,444,722
Class C	384,276	3,928,096	823,130	1,482,915	252,451	823,332
Class I	856,500	3,067,457	4,520,211	16,673,685	64,574,468	153,999,298
Class I2	17,064,514	8,967,098	—	—	770,833	399,295
Class R6	668,292	936,656	—	—	2,478,058	4,043,273
Advisor Class (A)	—	—	—	—	—	428
	28,559,178	25,874,105	6,291,595	19,743,896	69,464,287	161,710,348
Dividends and/or distributions reinvested:
Class A	10,138,446	12,961,595	1,285,590	2,717,182	229,127	313,023
Class C	699,849	780,105	1,537,656	3,763,669	161,923	266,219
Class I	1,504,129	2,232,331	903,000	2,147,872	8,757,588	15,266,165
Class I2	53,029,500	74,189,906	—	—	3,546,528	6,267,258
Class R6	577,249	672,731	—	—	188,351	143,622
Class T1 (A)	—	2,888	—	131	—	87
Advisor Class (A)	—	1,560	—	136	—	284
	65,949,173	90,841,116	3,726,246	8,628,990	12,883,517	22,256,658
Cost of shares redeemed:
Class A	(6,907,837)	(17,951,568)	(9,200,906)	(21,936,644)	(2,494,993)	(9,827,760)
Class C	(742,903)	(3,479,245)	(11,161,753)	(31,513,301)	(1,491,233)	(2,648,306)
Class I	(3,240,629)	(8,905,043)	(14,985,057)	(21,533,160)	(213,537,714)	(224,678,743)
Class I2	(43,551,249)	(100,875,088)	—	—	(26,874,021)	(43,122,922)
Class R6	(309,537)	(880,158)	—	—	(1,996,097)	(4,073,222)
Class T1 (A)	—	(31,447)	—	(10,441)	—	(10,504)
Advisor Class (A)	—	(11,234)	—	(10,442)	—	(34,147)
	(54,752,155)	(132,133,783)	(35,347,716)	(75,003,988)	(246,394,058)	(284,395,604)
Automatic conversions:
Class A	214,352	852,319	989,070	5,544,466	228,231	389,034
Class C	(214,352)	(852,319)	(989,070)	(5,544,466)	(228,231)	(389,034)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	39,756,196	(15,418,562)	(25,329,875)	(46,631,102)	(164,046,254)	(100,428,598)
Net increase (decrease) in net assets	(126,775,955)	(61,938,495)	(52,758,639)	(39,171,232)	(244,287,950)	(58,020,526)

Net assets:
Beginning of period/year	532,956,219	594,894,714	181,458,107	220,629,339	616,709,234	674,729,760
End of period/year	$406,180,264	$532,956,219	$128,699,468	$181,458,107	$372,421,284	$616,709,234

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dividend Focused		Transamerica Dynamic Income		Transamerica Emerging Markets Debt
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Capital share transactions - shares:
Shares issued:
Class A	1,478,010	1,015,229	105,594	175,506	132,777	235,928
Class C	53,234	442,696	92,832	164,995	25,302	81,339
Class I	106,271	337,729	502,322	1,831,892	6,279,383	14,981,143
Class I2	2,714,678	994,701	—	—	86,806	38,562
Class R6	88,722	101,927	—	—	236,228	384,484
Advisor Class (A)	—	—	—	—	—	42
	4,440,915	2,892,282	700,748	2,172,393	6,760,496	15,721,498
Shares reinvested:
Class A	1,178,728	1,545,506	150,489	301,938	23,392	30,519
Class C	81,189	93,888	180,500	420,323	16,620	26,151
Class I	174,478	266,631	105,777	238,413	894,177	1,482,558
Class I2	6,180,523	8,852,392	—	—	362,468	609,057
Class R6	67,440	80,178	—	—	19,266	13,922
Class T1 (A)	—	346	—	15	—	9
Advisor Class (A)	—	186	—	15	—	29
	7,682,358	10,839,127	436,766	960,704	1,315,923	2,162,245
Shares redeemed:
Class A	(830,553)	(1,942,004)	(1,060,097)	(2,445,615)	(245,934)	(979,828)
Class C	(105,407)	(379,275)	(1,323,402)	(3,522,860)	(150,363)	(260,699)
Class I	(468,529)	(938,275)	(1,712,015)	(2,382,852)	(22,606,241)	(21,822,766)
Class I2	(5,554,481)	(10,874,035)	—	—	(2,807,483)	(4,169,461)
Class R6	(38,859)	(95,458)	—	—	(213,110)	(394,931)
Class T1 (A)	—	(3,250)	—	(1,149)	—	(1,010)
Advisor Class (A)	—	(1,217)	—	(1,152)	—	(3,268)
	(6,997,829)	(14,233,514)	(4,095,514)	(8,353,628)	(26,023,131)	(27,631,963)
Automatic conversions:
Class A	27,129	96,072	112,826	604,457	22,807	37,443
Class C	(27,315)	(96,627)	(113,420)	(607,675)	(23,002)	(37,740)
	(186)	(555)	(594)	(3,218)	(195)	(297)
Net increase (decrease) in shares outstanding:
Class A	1,853,314	714,803	(691,188)	(1,363,714)	(66,958)	(675,938)
Class C	1,701	60,682	(1,163,490)	(3,545,217)	(131,443)	(190,949)
Class I	(187,780)	(333,915)	(1,103,916)	(312,547)	(15,432,681)	(5,359,065)
Class I2	3,340,720	(1,026,942)	—	—	(2,358,209)	(3,521,842)
Class R6	117,303	86,647	—	—	42,384	3,475
Class T1 (A)	—	(2,904)	—	(1,134)	—	(1,001)
Advisor Class (A)	—	(1,031)	—	(1,137)	—	(3,197)
	5,125,258	(502,660)	(2,958,594)	(5,223,749)	(17,946,907)	(9,748,517)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Equity		Transamerica Emerging Markets Opportunities	Transamerica Event Driven
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited) (A)	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$2,599,047	$20,825,592	$970,594	$(38,394)	$204,205
Net realized gain (loss)	(9,892,065)	(64,678,827)	(26,694,034)	3,726,213	1,472,231
Net change in unrealized appreciation (depreciation)	(34,880,485)	108,420,035	(43,777,727)	(3,525,476)	2,840,617
Net increase (decrease) in net assets resulting from operations	(42,173,503)	64,566,800	(69,501,167)	162,343	4,517,053

Dividends and/or distributions to shareholders:
Class A	(89,219)	(13,769)	—	—	—
Class C	(14,115)	—	—	—	—
Class I	(359,645)	(69,084)	—	(3,398)	(15,011)
Class I2	(22,426,314)	(9,490,631)	—	(386,265)	(2,151,965)
Class T1 (B)	—	(84)	—	—	—
Advisor Class (B)	—	(102)	—	—	(300)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(22,889,293)	(9,573,670)	—	(389,663)	(2,167,276)

Capital share transactions:
Proceeds from shares sold:
Class A	335,393	1,312,793	—	—	—
Class C	38,232	415,601	—	—	—
Class I	7,372,468	1,097,623	37,465	5,000	124,584
Class I2	4,751,246	1,022,132	480,808,716	2,933,681	225,690
	12,497,339	3,848,149	480,846,181	2,938,681	350,274
Dividends and/or distributions reinvested:
Class A	89,202	13,716	—	—	—
Class C	14,115	—	—	—	—
Class I	359,484	69,084	—	3,398	15,011
Class I2	22,426,314	9,490,631	—	386,265	2,151,965
Class T1 (B)	—	84	—	—	—
Advisor Class (B)	—	102	—	—	300
	22,889,115	9,573,617	—	389,663	2,167,276
Cost of shares redeemed:
Class A	(678,359)	(1,906,888)	—	—	—
Class C	(85,299)	(1,159,782)	—	—	—
Class I	(8,075,199)	(1,277,121)	—	(143,179)	(33,752)
Class I2	(283,631,742)	(103,253,279)	(1,869,385)	(21,799,736)	(27,631,941)
Class T1 (B)	—	(10,359)	—	—	—
Advisor Class (B)	—	(12,042)	—	—	(16,050)
	(292,470,599)	(107,619,471)	(1,869,385)	(21,942,915)	(27,681,743)
	—	—	—	—	—
Automatic conversions:
Class A	5,194	17,742	—	—	—
Class C	(5,194)	(17,742)	—	—	—
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(257,084,145)	(94,197,705)	478,976,796	(18,614,571)	(25,164,193)
Net increase (decrease) in net assets	(322,146,941)	(39,204,575)	409,475,629	(18,841,891)	(22,814,416)

Net assets:
Beginning of period/year	820,911,154	860,115,729	—	93,919,702	116,734,118
End of period/year	$498,764,213	$820,911,154	$409,475,629	$75,077,811	$93,919,702

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Equity		Transamerica Emerging Markets Opportunities	Transamerica Event Driven
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited) (A)	April 30, 2020 (unaudited)	October 31, 2019
Capital share transactions - shares:
Shares issued:
Class A	34,134	134,368	—	—	—
Class C	4,323	42,986	—	—	—
Class I	752,498	112,834	3,742	447	12,186
Class I2	613,182	105,627	51,224,137	266,239	21,996
	1,404,137	395,815	51,227,879	266,686	34,182
Shares reinvested:
Class A	8,694	1,524	—	—	—
Class C	1,387	—	—	—	—
Class I	35,003	7,659	—	312	1,522
Class I2	2,183,673	1,053,344	—	35,965	221,624
Class T1 (B)	—	9	—	—	—
Advisor Class (B)	—	11	—	—	30
	2,228,757	1,062,547	—	36,277	223,176
Shares redeemed:
Class A	(70,908)	(199,075)	—	—	—
Class C	(9,433)	(122,998)	—	—	—
Class I	(821,584)	(135,354)	—	(14,196)	(3,206)
Class I2	(28,049,977)	(10,747,707)	(263,072)	(2,084,344)	(2,694,147)
Class T1 (B)	—	(1,068)	—	—	—
Advisor Class (B)	—	(1,215)	—	—	(1,569)
	(28,951,902)	(11,207,417)	(263,072)	(2,098,540)	(2,698,922)
Automatic conversions:
Class A	540	1,818	—	—	—
Class C	(546)	(1,837)	—	—	—
	(6)	(19)	—	—	—
Net increase (decrease) in shares outstanding:
Class A	(27,540)	(61,365)	—	—	—
Class C	(4,269)	(81,849)	—	—	—
Class I	(34,083)	(14,861)	3,742	(13,437)	10,502
Class I2	(25,253,122)	(9,588,736)	50,961,065	(1,782,140)	(2,450,527)
Class T1 (B)	—	(1,059)	—	—	—
Advisor Class (B)	—	(1,204)	—	—	(1,539)
	(25,319,014)	(9,749,074)	50,964,807	(1,795,577)	(2,441,564)

(A)	Commenced operations on December 19, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Global Equity		Transamerica Government Money Market
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$3,056,094	$28,964,447	$119,062	$835,834	$5,312,481	$20,596,108
Net realized gain (loss)	(9,279,328)	(11,288,973)	(3,290,262)	4,683,969	—	—
Net change in unrealized appreciation (depreciation)	(3,825,154)	(2,836,803)	(7,883,838)	2,169,415	—	—
Net increase (decrease) in net assets resulting from operations	(10,048,388)	14,838,671	(11,055,038)	7,689,218	5,312,481	20,596,108

Dividends and/or distributions to shareholders:
Class A	(436,918)	(1,279,886)	(3,113,147)	(13,068)	(879,042)	(3,070,100)
Class B (A)	—	—	—	—	—	(548)
Class C	(305,692)	(840,954)	(422,012)	—	(140,263)	(68,665)
Class I	(1,926,182)	(5,991,885)	(2,238,354)	(74,335)	(81,221)	(365,363)
Class I2	(292,733)	(20,944,564)	—	—	(27,240)	(74,325)
Class I3	—	—	—	—	(459,550)	(1,931,043)
Class R2	—	—	—	—	(3,257,326)	(12,396,432)
Class R4	—	—	—	—	(468,113)	(2,706,954)
Class R6	—	—	(56,693)	(2,938)	—	—
Class T1 (B)	—	(155)	—	(6)	—	—
Advisor Class (B)	—	—	—	(27)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,961,525)	(29,057,444)	(5,830,206)	(90,374)	(5,312,755)	(20,613,430)

Capital share transactions:
Proceeds from shares sold:
Class A	3,359,231	10,257,246	1,070,591	1,733,370	98,195,776	137,449,584
Class B (A)	—	—	—	4,227	—	8,567
Class C	1,953,291	4,513,734	142,056	380,046	9,699,248	12,640,089
Class I	11,647,480	50,365,367	467,537	7,563,001	4,936,995	3,446,872
Class I2	10,328	275,571	—	—	4,038,223	5,436,000
Class I3	—	—	—	—	278,703,134	520,476,831
Class R2	—	—	—	—	95,735,772	251,051,561
Class R4	—	—	—	—	81,561,480	117,122,333
Class R6	—	—	68,173	252,990	—	—
	16,970,330	65,411,918	1,748,357	9,933,634	572,870,628	1,047,631,837
Dividends and/or distributions reinvested:
Class A	431,881	1,270,733	2,885,120	12,078	868,941	3,052,122
Class B (A)	—	—	—	—	—	495
Class C	296,249	825,011	365,737	—	137,480	67,170
Class I	1,906,400	5,918,132	2,104,357	69,132	77,167	344,135
Class I2	156,540	20,944,564	—	—	27,240	74,325
Class I3	—	—	—	—	459,550	1,931,043
Class R2	—	—	—	—	3,257,352	12,396,432
Class R4	—	—	—	—	468,113	2,706,954
Class R6	—	—	56,693	2,938	—	—
Class T1 (B)	—	132	—	6	—	—
Advisor Class (B)	—	—	—	27	—	—
	2,791,070	28,958,572	5,411,907	84,181	5,295,843	20,572,676
Cost of shares redeemed:
Class A	(12,177,856)	(23,861,842)	(7,249,571)	(9,805,365)	(61,791,211)	(125,470,775)
Class B (A)	—	—	—	(7,503)	—	(34,151)
Class C	(4,697,834)	(8,549,819)	(1,053,968)	(3,912,539)	(4,441,185)	(16,492,390)
Class I	(44,430,207)	(140,552,949)	(7,804,091)	(3,932,358)	(4,739,723)	(6,859,421)
Class I2	(81,285,082)	(404,081,506)	—	—	(3,774,556)	(4,127,233)
Class I3	—	—	—	—	(320,138,225)	(493,951,562)
Class R2	—	—	—	—	(40,457,860)	(81,353,120)
Class R4	—	—	—	—	(85,193,529)	(176,245,652)
Class R6	—	—	(283,291)	(302,903)	—	—
Class T1 (B)	—	(10,534)	—	(11,620)	—	—
Advisor Class (B)	—	—	—	(12,483)	—	—
	(142,590,979)	(577,056,650)	(16,390,921)	(17,984,771)	(520,536,289)	(904,534,304)
Automatic conversions:
Class A	—	—	—	195,226	—	424,383
Class B (A)	—	—	—	(195,226)	—	(424,383)
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Global Equity		Transamerica Government Money Market
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Automatic conversions:
Class A	$120,240	$427,681	$1,982,175	$7,578,843	$560,931	$474,307
Class C	(120,240)	(427,681)	(1,982,175)	(7,578,843)	(560,931)	(474,307)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(122,829,579)	(482,686,160)	(9,230,657)	(7,966,956)	57,630,182	163,670,209
Net increase (decrease) in net assets	(135,839,492)	(496,904,933)	(26,115,901)	(368,112)	57,629,908	163,652,887

Net assets:
Beginning of period/year	223,023,066	719,927,999	105,274,492	105,642,604	1,383,426,735	1,219,773,848
End of period/year	$87,183,574	$223,023,066	$79,158,591	$105,274,492	$1,441,056,643	$1,383,426,735

Capital share transactions - shares:
Shares issued:
Class A	351,475	1,054,717	80,384	128,526	98,195,776	137,449,585
Class B (A)	—	—	—	309	—	8,567
Class C	208,703	464,771	11,071	29,502	9,699,248	12,640,091
Class I	1,244,351	5,197,945	34,242	553,973	4,936,995	3,446,872
Class I2	1,035	28,286	—	—	4,038,223	5,436,000
Class I3	—	—	—	—	278,703,134	520,476,833
Class R2	—	—	—	—	95,735,772	251,051,562
Class R4	—	—	—	—	81,561,480	117,122,333
Class R6	—	—	5,243	18,425	—	—
	1,805,564	6,745,719	130,940	730,735	572,870,628	1,047,631,843
Shares reinvested:
Class A	46,416	130,841	204,618	974	868,941	3,052,121
Class B (A)	—	—	—	—	—	495
Class C	31,964	84,866	26,503	—	137,480	67,170
Class I	206,050	611,051	149,139	5,571	77,167	344,135
Class I2	16,342	2,153,729	—	—	27,240	74,323
Class I3	—	—	—	—	459,550	1,931,043
Class R2	—	—	—	—	3,257,352	12,396,429
Class R4	—	—	—	—	468,113	2,706,954
Class R6	—	—	4,016	237	—	—
Class T1 (B)	—	14	—	—	—	—
Advisor Class (B)	—	—	—	2	—	—
	300,772	2,980,501	384,276	6,784	5,295,843	20,572,670
Shares redeemed:
Class A	(1,321,931)	(2,471,943)	(570,210)	(722,699)	(61,791,211)	(125,470,776)
Class B (A)	—	—	—	(597)	—	(34,151)
Class C	(526,048)	(877,761)	(84,309)	(298,210)	(4,441,185)	(16,492,389)
Class I	(4,925,443)	(14,490,005)	(643,903)	(292,946)	(4,739,723)	(6,859,421)
Class I2	(8,464,440)	(41,650,286)	—	—	(3,774,556)	(4,127,232)
Class I3	—	—	—	—	(320,138,225)	(493,951,562)
Class R2	—	—	—	—	(40,457,860)	(81,353,120)
Class R4	—	—	—	—	(85,193,529)	(176,245,652)
Class R6	—	—	(22,144)	(22,516)	—	—
Class T1 (B)	—	(1,085)	—	(848)	—	—
Advisor Class (B)	—	—	—	(889)	—	—
	(15,237,862)	(59,491,080)	(1,320,566)	(1,338,705)	(520,536,289)	(904,534,303)
Automatic conversions:
Class A	—	—	—	13,886	—	424,383
Class B (A)	—	—	—	(14,130)	—	(424,050)
	—	—	—	(244)	—	333
Automatic conversions:
Class A	12,955	43,811	146,693	557,407	560,931	474,307
Class C	(12,948)	(43,801)	(150,592)	(572,913)	(560,931)	(474,307)
	7	10	(3,899)	(15,506)	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Global Equity		Transamerica Government Money Market
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Net increase (decrease) in shares outstanding:
Class A	(911,085)	(1,242,574)	(138,515)	(21,906)	37,834,437	15,929,620
Class B (A)	—	—	—	(14,418)	—	(449,139)
Class C	(298,329)	(371,925)	(197,327)	(841,621)	4,834,612	(4,259,435)
Class I	(3,475,042)	(8,681,009)	(460,522)	266,598	274,439	(3,068,414)
Class I2	(8,447,063)	(39,468,271)	—	—	290,907	1,383,091
Class I3	—	—	—	—	(40,975,541)	28,456,314
Class R2	—	—	—	—	58,535,264	182,094,871
Class R4	—	—	—	—	(3,163,936)	(56,416,365)
Class R6	—	—	(12,885)	(3,854)	—	—
Class T1 (B)	—	(1,071)	—	(848)	—	—
Advisor Class (B)	—	—	—	(887)	—	—
	(13,131,519)	(49,764,850)	(809,249)	(616,936)	57,630,182	163,670,543

(A)	Class ceased operations on May 6, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Quality Bond		Transamerica High Yield Bond		Transamerica High Yield Muni
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$3,489,211	$6,211,163	$39,757,209	$79,177,796	$1,554,058	$3,809,913
Net realized gain (loss)	897,764	606,443	(6,681,837)	(11,005,992)	(442,308)	(297,921)
Net change in unrealized appreciation (depreciation)	(6,625,365)	6,034,498	(210,942,052)	35,803,758	(9,379,057)	5,968,897
Net increase (decrease) in net assets resulting from operations	(2,238,390)	12,852,104	(177,866,680)	103,975,562	(8,267,307)	9,480,889

Dividends and/or distributions to shareholders:
Class A	—	—	(2,256,734)	(4,797,236)	(392,389)	(931,266)
Class B (A)	—	—	—	(3,047)	—	—
Class C	—	—	(556,447)	(1,409,698)	(183,595)	(349,658)
Class I	—	—	(3,834,379)	(4,249,037)	(1,403,267)	(2,528,251)
Class I2	—	—	(17,192,574)	(27,363,567)	(225)	(409)
Class I3	(2,813,652)	(6,076,937)	(6,903,519)	(16,936,055)	—	—
Class R	(212,310)	(336,587)	(861,583)	(2,021,155)	—	—
Class R4	(690,183)	(1,096,904)	(10,676,732)	(21,144,240)	—	—
Class R6	—	—	(1,318,277)	(2,135,745)	—	—
Class T1 (B)	—	—	—	(159)	—	(120)
Advisor Class (B)	—	—	—	(285)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,716,145)	(7,510,428)	(43,600,245)	(80,060,224)	(1,979,476)	(3,809,704)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	14,669,690	32,993,875	3,115,463	9,954,383
Class B (A)	—	—	—	310	—	—
Class C	—	—	1,838,750	4,570,392	1,684,999	2,273,692
Class I	—	—	133,867,724	126,945,132	28,522,599	38,371,474
Class I2	—	—	391,134,265	2,421,305	—	—
Class I3	24,152,751	73,622,348	8,655,199	8,618,013	—	—
Class R	3,260,023	2,921,142	2,168,645	5,569,276	—	—
Class R4	4,388,213	16,603,956	44,837,294	57,182,197	—	—
Class R6	—	—	11,881,207	21,170,851	—	—
	31,800,987	93,147,446	609,052,774	259,471,351	33,323,061	50,599,549
Dividends and/or distributions reinvested:
Class A	—	—	2,066,954	4,318,466	388,065	924,092
Class B (A)	—	—	—	2,963	—	—
Class C	—	—	519,467	1,308,337	182,360	347,983
Class I	—	—	3,806,722	4,104,219	1,402,668	2,521,080
Class I2	—	—	17,181,615	27,363,540	225	409
Class I3	2,813,652	6,076,937	6,903,519	16,935,672	—	—
Class R	212,310	336,587	753,837	1,802,587	—	—
Class R4	690,183	1,096,904	10,676,732	21,120,218	—	—
Class R6	—	—	1,318,274	2,135,920	—	—
Class T1 (B)	—	—	—	159	—	109
Advisor Class (B)	—	—	—	242	—	—
	3,716,145	7,510,428	43,227,120	79,092,323	1,973,318	3,793,673
Cost of shares redeemed:
Class A	—	—	(25,170,858)	(35,269,248)	(6,483,925)	(20,839,014)
Class B (A)	—	—	—	34,654	—	—
Class C	—	—	(3,564,326)	(7,092,570)	(1,878,710)	(2,941,848)
Class I	—	—	(53,788,133)	(144,494,404)	(43,476,855)	(30,499,946)
Class I2	—	—	(15,447,949)	(33,003,586)	—	—
Class I3	(81,164,798)	(130,048,875)	(63,391,119)	(50,245,051)	—	—
Class R	(2,412,100)	(4,645,626)	(3,708,693)	(15,456,717)	—	—
Class R4	(7,965,721)	(14,607,954)	(23,961,639)	(49,754,812)	—	—
Class R6	—	—	(7,241,981)	(8,835,399)	—	—
Class T1 (B)	—	—	—	(10,741)	—	(10,956)
Advisor Class (B)	—	—	—	(16,279)	—	—
	(91,542,619)	(149,302,455)	(196,274,698)	(344,144,153)	(51,839,490)	(54,291,764)
Automatic conversions:
Class A	—	—	—	151,472	—	—
Class B (A)	—	—	—	(151,472)	—	—
	—	—	—	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Quality Bond		Transamerica High Yield Bond		Transamerica High Yield Muni
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Automatic conversions:
Class A	$—	$—	$1,295,182	$3,727,191	$14,752	$139,340
Class C	—	—	(1,295,182)	(3,727,191)	(14,752)	(139,340)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(56,025,487)	(48,644,581)	456,005,196	(5,580,479)	(16,543,111)	101,458
Net increase (decrease) in net assets	(61,980,022)	(43,302,905)	234,538,271	18,334,859	(26,789,894)	5,772,643

Net assets:
Beginning of period/year	239,346,020	282,648,925	1,421,569,884	1,403,235,025	109,226,730	103,454,087
End of period/year	$177,365,998	$239,346,020	$1,656,108,155	$1,421,569,884	$82,436,836	$109,226,730

Capital share transactions - shares:
Shares issued:
Class A	—	—	1,746,080	3,720,549	269,470	865,245
Class B (A)	—	—	—	35	—	—
Class C	—	—	210,957	514,274	140,631	196,220
Class I	—	—	15,107,970	14,134,618	2,506,085	3,298,261
Class I2	—	—	44,284,111	271,649	—	—
Class I3	2,455,173	7,444,897	1,007,819	954,162	—	—
Class R	327,119	293,783	247,843	619,412	—	—
Class R4	444,514	1,674,175	4,993,773	6,342,153	—	—
Class R6	—	—	1,341,513	2,350,839	—	—
	3,226,806	9,412,855	68,940,066	28,907,691	2,916,186	4,359,726
Shares reinvested:
Class A	—	—	240,124	484,922	33,157	79,280
Class B (A)	—	—	—	341	—	—
Class C	—	—	60,771	147,698	15,605	29,737
Class I	—	—	441,995	457,566	119,749	215,036
Class I2	—	—	2,001,739	3,041,824	19	35
Class I3	293,623	615,637	792,669	1,883,526	—	—
Class R	22,259	33,991	87,023	200,610	—	—
Class R4	72,374	111,060	1,234,507	2,347,640	—	—
Class R6	—	—	152,547	237,094	—	—
Class T1 (B)	—	—	—	18	—	10
Advisor Class (B)	—	—	—	28	—	—
	388,256	760,688	5,011,375	8,801,267	168,530	324,098
Shares redeemed:
Class A	—	—	(2,899,638)	(3,986,368)	(570,045)	(1,802,301)
Class B (A)	—	—	—	3,874	—	—
Class C	—	—	(420,578)	(804,049)	(162,145)	(253,677)
Class I	—	—	(6,363,870)	(16,186,910)	(3,860,234)	(2,633,965)
Class I2	—	—	(1,805,164)	(3,745,534)	—	—
Class I3	(8,163,761)	(13,151,435)	(7,022,078)	(5,605,265)	—	—
Class R	(250,178)	(467,790)	(433,317)	(1,717,646)	—	—
Class R4	(808,982)	(1,478,833)	(2,771,625)	(5,529,895)	—	—
Class R6	—	—	(862,918)	(980,597)	—	—
Class T1 (B)	—	—	—	(1,208)	—	(960)
Advisor Class (B)	—	—	—	(1,816)	—	—
	(9,222,921)	(15,098,058)	(22,579,188)	(38,555,414)	(4,592,424)	(4,690,903)
Automatic conversions:
Class A	—	—	—	17,005	—	—
Class B (A)	—	—	—	(17,059)	—	—
	—	—	—	(54)	—	—
Automatic conversions:
Class A	—	—	152,010	415,301	1,324	11,767
Class C	—	—	(152,767)	(417,510)	(1,322)	(11,757)
	—	—	(757)	(2,209)	2	10

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Quality Bond		Transamerica High Yield Bond		Transamerica High Yield Muni
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Net increase (decrease) in shares outstanding:
Class A	—	—	(761,424)	651,409	(266,094)	(846,009)
Class B (A)	—	—	—	(12,809)	—	—
Class C	—	—	(301,617)	(559,587)	(7,231)	(39,477)
Class I	—	—	9,186,095	(1,594,726)	(1,234,400)	879,332
Class I2	—	—	44,480,686	(432,061)	19	35
Class I3	(5,414,965)	(5,090,901)	(5,221,590)	(2,767,577)	—	—
Class R	99,200	(140,016)	(98,451)	(897,624)	—	—
Class R4	(292,094)	306,402	3,456,655	3,159,898	—	—
Class R6	—	—	631,142	1,607,336	—	—
Class T1 (B)	—	—	—	(1,190)	—	(950)
Advisor Class (B)	—	—	—	(1,788)	—	—
	(5,607,859)	(4,924,515)	51,371,496	(848,719)	(1,507,706)	(7,069)

(A)	Class ceased operations on May 6, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities		Transamerica Intermediate Bond
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$952,412	$2,603,991	$800,799	$2,035,388	$26,381,980	$77,395,404
Net realized gain (loss)	1,839,161	530,200	592,751	(69,425)	57,418,875	36,073,363
Net change in unrealized appreciation (depreciation)	(1,797,196)	9,055,691	2,302,571	8,084,359	(11,569,475)	187,996,753
Net increase (decrease) in net assets resulting from operations	994,377	12,189,882	3,696,121	10,050,322	72,231,380	301,465,520

Dividends and/or distributions to shareholders:
Class A	(6,152)	(11,193)	—	—	—	—
Class C	(1,371)	(5,149)	—	—	—	—
Class I	(33,957)	(47,553)	—	—	—	—
Class I2	(787,701)	(2,338,367)	—	—	(20,763,054)	(54,762,627)
Class I3	—	—	(893,327)	(2,585,805)	(5,522,835)	(18,423,248)
Class R	—	—	(61,913)	(196,619)	(500,308)	(1,479,017)
Class R4	—	—	(16,250)	(216,656)	(1,899,657)	(4,868,442)
Class R6	(391)	(892)	—	—	—	—
Class T1 (A)	—	(71)	—	—	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(829,572)	(2,403,225)	(971,490)	(2,999,080)	(28,685,854)	(79,533,334)

Capital share transactions:
Proceeds from shares sold:
Class A	1,533,237	66,601	—	—	—	—
Class C	16,342	70,199	—	—	—	—
Class I	1,353,399	2,510,098	—	—	—	—
Class I2	3,842,763	735,568	—	—	45,689,693	28,253,306
Class I3	—	—	2,866,228	1,742,569	26,544,951	21,539,587
Class R	—	—	2,385,606	1,047,764	4,391,003	7,152,395
Class R4	—	—	348,856	1,306,281	13,615,581	38,761,272
	6,745,741	3,382,466	5,600,690	4,096,614	90,241,228	95,706,560
Dividends and/or distributions reinvested:
Class A	5,990	10,889	—	—	—	—
Class C	1,371	5,149	—	—	—	—
Class I	33,957	47,553	—	—	—	—
Class I2	787,701	2,338,367	—	—	20,763,054	54,762,627
Class I3	—	—	893,327	2,585,805	5,522,835	18,423,248
Class R	—	—	61,913	196,619	500,308	1,479,017
Class R4	—	—	16,250	216,656	1,899,657	4,868,442
Class R6	391	892	—	—	—	—
Class T1 (A)	—	71	—	—	—	—
	829,410	2,402,921	971,490	2,999,080	28,685,854	79,533,334
Cost of shares redeemed:
Class A	(251,279)	(79,081)	—	—	—	—
Class C	(12,149)	(22,933)	—	—	—	—
Class I	(1,600,883)	(246,173)	—	—	—	—
Class I2	(32,766,500)	(39,543,990)	—	—	(627,233,830)	(379,471,338)
Class I3	—	—	(14,945,544)	(17,855,380)	(161,632,330)	(302,983,743)
Class R	—	—	(1,473,407)	(3,197,155)	(13,936,605)	(57,140,717)
Class R4	—	—	(739,696)	(14,745,076)	(35,757,406)	(60,752,215)
Class T1 (A)	—	(10,259)	—	—	—	—
	(34,630,811)	(39,902,436)	(17,158,647)	(35,797,611)	(838,560,171)	(800,348,013)
Automatic conversions:
Class A	1,128	9,623	—	—	—	—
Class C	(1,128)	(9,623)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(27,055,660)	(34,117,049)	(10,586,467)	(28,701,917)	(719,633,089)	(625,108,119)
Net increase (decrease) in net assets	(26,890,855)	(24,330,392)	(7,861,836)	(21,650,675)	(676,087,563)	(403,175,933)

Net assets:
Beginning of period/year	127,511,376	151,841,768	116,151,947	137,802,622	2,542,379,320	2,945,555,253
End of period/year	$100,620,521	$127,511,376	$108,290,111	$116,151,947	$1,866,291,757	$2,542,379,320

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities		Transamerica Intermediate Bond
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Capital share transactions - shares:
Shares issued:
Class A	149,938	6,655	—	—	—	—
Class C	1,660	7,024	—	—	—	—
Class I	131,415	246,660	—	—	—	—
Class I2	365,160	73,203	—	—	4,346,335	2,889,261
Class I3	—	—	278,053	176,654	2,535,886	2,113,402
Class R	—	—	231,256	106,195	412,503	701,311
Class R4	—	—	33,872	132,966	1,283,849	3,842,517
	648,173	333,542	543,181	415,815	8,578,573	9,546,491
Shares reinvested:
Class A	584	1,105	—	—	—	—
Class C	136	535	—	—	—	—
Class I	3,275	4,763	—	—	—	—
Class I2	75,838	235,403	—	—	1,975,142	5,405,519
Class I3	—	—	87,692	263,616	524,286	1,819,051
Class R	—	—	6,066	20,069	47,446	146,128
Class R4	—	—	1,592	22,444	180,279	479,337
Class R6	38	89	—	—	—	—
Class T1 (A)	—	7	—	—	—	—
	79,871	241,902	95,350	306,129	2,727,153	7,850,035
Shares redeemed:
Class A	(24,714)	(7,916)	—	—	—	—
Class C	(1,191)	(2,394)	—	—	—	—
Class I	(155,114)	(24,045)	—	—	—	—
Class I2	(3,189,739)	(3,946,098)	—	—	(59,032,752)	(37,431,644)
Class I3	—	—	(1,461,317)	(1,810,799)	(15,240,362)	(29,502,427)
Class R	—	—	(144,676)	(322,797)	(1,299,761)	(5,709,001)
Class R4	—	—	(71,977)	(1,528,291)	(3,394,466)	(5,983,515)
Class T1 (A)	—	(1,053)	—	—	—	—
	(3,370,758)	(3,981,506)	(1,677,970)	(3,661,887)	(78,967,341)	(78,626,587)
Automatic conversions:
Class A	110	950	—	—	—	—
Class C	(112)	(970)	—	—	—	—
	(2)	(20)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	125,918	794	—	—	—	—
Class C	493	4,195	—	—	—	—
Class I	(20,424)	227,378	—	—	—	—
Class I2	(2,748,741)	(3,637,492)	—	—	(52,711,275)	(29,136,864)
Class I3	—	—	(1,095,572)	(1,370,529)	(12,180,190)	(25,569,974)
Class R	—	—	92,646	(196,533)	(839,812)	(4,861,562)
Class R4	—	—	(36,513)	(1,372,881)	(1,930,338)	(1,661,661)
Class R6	38	89	—	—	—	—
Class T1 (A)	—	(1,046)	—	—	—	—
	(2,642,716)	(3,406,082)	(1,039,439)	(2,939,943)	(67,661,615)	(61,230,061)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni		Transamerica International Equity		Transamerica International Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$13,005,848	$37,928,061	$27,210,302	$113,118,662	$7,886,890	$24,705,628
Net realized gain (loss)	(5,862,419)	1,651,178	(83,833,805)	(108,226,159)	(45,060,294)	(62,062,587)
Net change in unrealized appreciation (depreciation)	(52,319,542)	92,728,203	(712,377,873)	352,576,211	(96,152,827)	196,243,244
Net increase (decrease) in net assets resulting from operations	(45,176,113)	132,307,442	(769,001,376)	357,468,714	(133,326,231)	158,886,285

Dividends and/or distributions to shareholders:
Class A	(2,832,828)	(5,914,290)	(3,866,427)	(9,317,566)	(1,722)	(9,584)
Class C	(1,303,245)	(2,669,640)	(770,760)	(2,326,119)	—	—
Class I	(19,206,687)	(29,328,247)	(60,537,092)	(117,072,117)	(335)	(2,024)
Class I2	(145)	(283)	(55,020,620)	(109,821,969)	(23,067,648)	(191,458,593)
Class I3	—	—	(5,988,789)	(10,855,310)	—	—
Class R	—	—	(743,068)	(1,635,400)	—	—
Class R4	—	—	(509,323)	(748,348)	—	—
Class R6	—	—	(7,323,736)	(10,172,104)	(203)	(1,378)
Class T1 (A)	—	(81)	—	(911)	—	—
Advisor Class (A)	—	(6,499)	—	(112,005)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(23,342,905)	(37,919,040)	(134,759,815)	(262,061,849)	(23,069,908)	(191,471,579)

Capital share transactions:
Proceeds from shares sold:
Class A	51,383,523	94,379,092	26,999,593	41,398,565	51,565	76,048
Class C	14,140,950	25,125,189	2,518,020	4,732,171	—	—
Class I	519,325,097	648,803,374	659,326,022	1,026,346,576	—	4,543
Class I2	—	—	57,020,279	188,968,326	14,278,576	49,084,772
Class I3	—	—	39,138,164	8,227,178	—	—
Class R	—	—	814,947	3,002,497	—	—
Class R4	—	—	1,486,051	4,038,039	—	—
Class R6	—	—	31,482,576	84,784,663	—	—
Advisor Class (A)	—	433,886	—	291,187	—	—
	584,849,570	768,741,541	818,785,652	1,361,789,202	14,330,141	49,165,363
Dividends and/or distributions reinvested:
Class A	2,574,239	5,503,603	3,381,249	8,451,921	1,722	9,584
Class C	1,086,574	2,258,292	655,134	2,019,668	—	—
Class I	15,040,613	22,952,456	55,216,987	105,994,701	335	2,024
Class I2	145	283	55,020,620	109,821,969	23,067,648	191,458,593
Class I3	—	—	5,988,789	10,855,310	—	—
Class R	—	—	743,068	1,635,400	—	—
Class R4	—	—	509,323	748,348	—	—
Class R6	—	—	7,180,647	10,172,104	203	1,378
Class T1 (A)	—	68	—	911	—	—
Advisor Class (A)	—	5,392	—	112,005	—	—
	18,701,571	30,720,094	128,695,817	249,812,337	23,069,908	191,471,579
Cost of shares redeemed:
Class A	(41,931,491)	(167,219,326)	(24,041,581)	(99,752,508)	(16,667)	(31,835)
Class C	(16,895,491)	(41,082,013)	(8,331,667)	(24,532,497)	—	—
Class I	(317,958,574)	(386,435,610)	(871,548,892)	(1,462,817,933)	(15)	(968)
Class I2	—	—	(227,819,878)	(610,460,118)	(51,805,568)	(262,267,476)
Class I3	—	—	(21,673,028)	(31,905,385)	—	—
Class R	—	—	(2,618,291)	(10,823,187)	—	—
Class R4	—	—	(2,223,526)	(1,700,962)	—	—
Class R6	—	—	(38,848,530)	(45,889,518)	—	—
Class T1 (A)	—	(10,698)	—	(24,746)	—	—
Advisor Class (A)	—	(1,084,313)	—	(2,513,368)	—	—
	(376,785,556)	(595,831,960)	(1,197,105,393)	(2,290,420,222)	(51,822,250)	(262,300,279)
Automatic conversions:
Class A	415,491	992,952	108,328	472,108	—	—
Class C	(415,491)	(992,952)	(108,328)	(472,108)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	226,765,585	203,629,675	(249,623,924)	(678,818,683)	(14,422,201)	(21,663,337)
Net increase (decrease) in net assets	158,246,567	298,018,077	(1,153,385,115)	(583,411,818)	(170,818,340)	(54,248,631)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Intermediate Muni		Transamerica International Equity		Transamerica International Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019

Net assets:
Beginning of period/year	$1,716,610,145	$1,418,592,068	$4,838,489,707	$5,421,901,525	$1,162,254,826	$1,216,503,457
End of period/year	$1,874,856,712	$1,716,610,145	$3,685,104,592	$4,838,489,707	$991,436,486	$1,162,254,826

Capital share transactions - shares:
Shares issued:
Class A	4,361,100	8,212,786	1,619,153	2,488,391	7,008	10,986
Class C	1,203,005	2,177,778	146,865	290,315	—	—
Class I	44,099,545	55,966,706	44,632,789	61,601,712	—	647
Class I2	—	—	4,073,704	11,122,278	2,249,078	7,167,736
Class I3	—	—	2,423,705	494,016	—	—
Class R	—	—	50,602	175,667	—	—
Class R4	—	—	92,998	236,459	—	—
Class R6	—	—	1,955,201	4,986,787	—	—
Advisor Class (A)	—	38,482	—	16,507	—	—
	49,663,650	66,395,752	54,995,017	81,412,132	2,256,086	7,179,369
Shares reinvested:
Class A	218,642	476,954	187,223	548,816	224	1,561
Class C	92,490	195,742	36,682	132,611	—	—
Class I	1,272,757	1,970,538	3,025,588	6,812,010	44	329
Class I2	13	24	3,013,178	7,053,434	3,003,600	31,284,084
Class I3	—	—	325,655	692,303	—	—
Class R	—	—	40,232	103,901	—	—
Class R4	—	—	27,680	47,696	—	—
Class R6	—	—	389,195	647,080	26	224
Class T1 (A)	—	6	—	59	—	—
Advisor Class (A)	—	476	—	7,089	—	—
	1,583,902	2,643,740	7,045,433	16,044,999	3,003,894	31,286,198
Shares redeemed:
Class A	(3,594,839)	(14,592,462)	(1,522,561)	(6,079,760)	(2,242)	(4,568)
Class C	(1,452,520)	(3,591,398)	(532,182)	(1,507,120)	—	—
Class I	(27,330,356)	(33,693,788)	(58,303,473)	(87,155,027)	(2)	(133)
Class I2	—	—	(14,172,176)	(35,993,117)	(7,645,514)	(38,686,421)
Class I3	—	—	(1,228,861)	(1,870,919)	—	—
Class R	—	—	(165,273)	(635,166)	—	—
Class R4	—	—	(136,260)	(99,848)	—	—
Class R6	—	—	(2,416,522)	(2,693,684)	—	—
Class T1 (A)	—	(940)	—	(1,469)	—	—
Advisor Class (A)	—	(94,992)	—	(148,360)	—	—
	(32,377,715)	(51,973,580)	(78,477,308)	(136,184,470)	(7,647,758)	(38,691,122)
Automatic conversions:
Class A	35,032	84,498	6,748	27,945	—	—
Class C	(35,120)	(84,707)	(6,848)	(28,416)	—	—
	(88)	(209)	(100)	(471)	—	—
Net increase (decrease) in shares outstanding:
Class A	1,019,935	(5,818,224)	290,563	(3,014,608)	4,990	7,979
Class C	(192,145)	(1,302,585)	(355,483)	(1,112,610)	—	—
Class I	18,041,946	24,243,456	(10,645,096)	(18,741,305)	42	843
Class I2	13	24	(7,085,294)	(17,817,405)	(2,392,836)	(234,601)
Class I3	—	—	1,520,499	(684,600)	—	—
Class R	—	—	(74,439)	(355,598)	—	—
Class R4	—	—	(15,582)	184,307	—	—
Class R6	—	—	(72,126)	2,940,183	26	224
Class T1 (A)	—	(934)	—	(1,410)	—	—
Advisor Class (A)	—	(56,034)	—	(124,764)	—	—
	18,869,749	17,065,703	(16,436,958)	(38,727,810)	(2,387,778)	(225,555)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value		Transamerica International Stock		Transamerica Large Cap Value
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$2,190,666	$12,812,331	$676,265	$136,453	$20,765,026	$41,688,988
Net realized gain (loss)	(9,730,961)	(25,767,476)	(2,032,935)	(305,360)	(186,805,390)	22,290,004
Net change in unrealized appreciation (depreciation)	(70,595,806)	62,097,107	(13,431,139)	2,716,330	(183,100,516)	(6,265,871)
Net increase (decrease) in net assets resulting from operations	(78,136,101)	49,141,962	(14,787,809)	2,547,423	(349,140,880)	57,713,121

Dividends and/or distributions to shareholders:
Class A	—	—	—	(520)	(2,925,475)	(10,117,977)
Class C	—	—	—	—	(1,140,070)	(4,908,925)
Class I	(2,374,910)	(19,912,659)	(594)	(526)	(8,220,710)	(38,243,845)
Class I2	(10,778,003)	(32,128,632)	(114,563)	(520)	(60,304,469)	(179,435,398)
Class R6	—	—	(571)	(520)	(1,187,370)	(3,093,034)
Class T1 (A)	—	—	—	—	—	(1,018)
Advisor Class (A)	—	—	—	—	—	(152,908)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(13,152,913)	(52,041,291)	(115,728)	(2,086)	(73,778,094)	(235,953,105)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	12,479	17,895	4,556,384	14,954,685
Class C	—	—	—	—	1,551,849	10,691,585
Class I	99,432,968	42,457,716	—	18,226	27,482,990	148,592,891
Class I2	3,467,415	12,793,954	19,451,328	73,559,100	28,701,855	31,320,543
Class R6	—	—	—	—	3,791,560	9,596,075
Advisor Class (A)	—	—	—	—	—	15,971
	102,900,383	55,251,670	19,463,807	73,595,221	66,084,638	215,171,750
Dividends and/or distributions reinvested:
Class A	—	—	—	520	2,665,139	9,108,990
Class C	—	—	—	—	874,647	3,984,868
Class I	2,340,217	17,882,828	594	526	6,163,766	30,380,750
Class I2	10,778,003	32,128,632	114,563	520	60,304,469	179,435,398
Class R6	—	—	571	520	1,187,370	3,093,034
Class T1 (A)	—	—	—	—	—	1,018
Advisor Class (A)	—	—	—	—	—	152,908
	13,118,220	50,011,460	115,728	2,086	71,195,391	226,156,966
Cost of shares redeemed:
Class A	—	—	(17,008)	(976)	(17,385,841)	(30,946,348)
Class C	—	—	—	—	(12,505,427)	(21,309,614)
Class I	(16,313,731)	(233,699,206)	(14,527)	—	(131,395,188)	(270,800,517)
Class I2	(19,982,297)	(33,906,638)	(1,894,308)	—	(78,196,227)	(219,399,362)
Class R6	—	—	—	—	(3,494,570)	(7,127,020)
Class T1 (A)	—	—	—	—	—	(10,980)
Advisor Class (A)	—	—	—	—	—	(2,057,040)
	(36,296,028)	(267,605,844)	(1,925,843)	(976)	(242,977,253)	(551,650,881)
Automatic conversions:
Class A	—	—	—	—	109,734	717,014
Class C	—	—	—	—	(109,734)	(717,014)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	79,722,575	(162,342,714)	17,653,692	73,596,331	(105,697,224)	(110,322,165)
Net increase (decrease) in net assets	(11,566,439)	(165,242,043)	2,750,155	76,141,668	(528,616,198)	(288,562,149)

Net assets:
Beginning of period/year	566,134,477	731,376,520	77,979,072	1,837,404	1,925,236,037	2,213,798,186
End of period/year	$554,568,038	$566,134,477	$80,729,227	$77,979,072	$1,396,619,839	$1,925,236,037

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value		Transamerica International Stock		Transamerica Large Cap Value
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Capital share transactions - shares:
Shares issued:
Class A	—	—	1,272	1,908	490,209	1,353,084
Class C	—	—	—	—	145,538	989,741
Class I	9,621,098	3,638,479	—	2,017	2,798,827	13,415,710
Class I2	357,905	1,067,407	2,105,926	7,899,916	3,029,572	2,799,204
Class R6	—	—	—	—	405,350	863,199
Advisor Class (A)	—	—	—	—	—	1,361
	9,979,003	4,705,886	2,107,198	7,903,841	6,869,496	19,422,299
Shares reinvested:
Class A	—	—	—	62	255,034	905,886
Class C	—	—	—	—	82,335	400,620
Class I	177,559	1,668,174	60	62	583,113	2,996,684
Class I2	817,134	2,991,493	11,537	62	5,822,374	17,700,123
Class R6	—	—	57	62	114,613	304,522
Class T1 (A)	—	—	—	—	—	102
Advisor Class (A)	—	—	—	—	—	15,169
	994,693	4,659,667	11,654	248	6,857,469	22,323,106
Shares redeemed:
Class A	—	—	(1,701)	(103)	(1,774,362)	(2,823,903)
Class C	—	—	—	—	(1,242,130)	(1,966,330)
Class I	(1,554,514)	(20,348,376)	(1,450)	—	(13,290,150)	(24,482,018)
Class I2	(1,649,900)	(2,882,054)	(243,928)	—	(8,645,687)	(19,378,082)
Class R6	—	—	—	—	(341,652)	(638,586)
Class T1 (A)	—	—	—	—	—	(982)
Advisor Class (A)	—	—	—	—	—	(181,043)
	(3,204,414)	(23,230,430)	(247,079)	(103)	(25,293,981)	(49,470,944)
Automatic conversions:
Class A	—	—	—	—	11,163	64,937
Class C	—	—	—	—	(11,243)	(65,403)
	—	—	—	—	(80)	(466)
Net increase (decrease) in shares outstanding:
Class A	—	—	(429)	1,867	(1,017,956)	(499,996)
Class C	—	—	—	—	(1,025,500)	(641,372)
Class I	8,244,143	(15,041,723)	(1,390)	2,079	(9,908,210)	(8,069,624)
Class I2	(474,861)	1,176,846	1,873,535	7,899,978	206,259	1,121,245
Class R6	—	—	57	62	178,311	529,135
Class T1 (A)	—	—	—	—	—	(880)
Advisor Class (A)	—	—	—	—	—	(164,513)
	7,769,282	(13,864,877)	1,871,773	7,903,986	(11,567,096)	(7,726,005)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Large Core		Transamerica Large Growth		Transamerica Large Value Opportunities
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$1,454,040	$3,878,705	$(1,418,776)	$82,445	$4,990,268	$12,999,507
Net realized gain (loss)	10,021,951	(622,268)	31,972,450	138,691,214	(4,845,002)	(336,389)
Net change in unrealized appreciation (depreciation)	(13,834,365)	22,256,766	82,164,862	(21,408,050)	(46,649,712)	27,803,045
Net increase (decrease) in net assets resulting from operations	(2,358,374)	25,513,203	112,718,536	117,365,609	(46,504,446)	40,466,163

Dividends and/or distributions to shareholders:
Class I3	(1,754,819)	(33,494,006)	(119,368,201)	(51,130,073)	(7,161,592)	(82,193,743)
Class R	(482,880)	(12,409,397)	(22,410,796)	(11,259,676)	(1,139,564)	(15,794,135)
Class R4	(37,034)	(944,680)	(6,771,539)	(3,067,488)	(401,882)	(8,730,705)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,274,733)	(46,848,083)	(148,550,536)	(65,457,237)	(8,703,038)	(106,718,583)

Capital share transactions:
Proceeds from shares sold:
Class I3	1,187,425	4,144,027	3,058,035	10,628,391	8,373,126	7,678,091
Class R	1,196,580	1,509,647	4,227,525	5,876,055	1,841,415	1,980,160
Class R4	33,672	429,993	2,791,180	3,248,277	2,165,939	16,946,049
	2,417,677	6,083,667	10,076,740	19,752,723	12,380,480	26,604,300
Dividends and/or distributions reinvested:
Class I3	1,754,819	33,494,006	119,368,201	51,130,073	7,161,592	82,193,743
Class R	482,880	12,409,397	22,410,796	11,259,676	1,139,564	15,794,135
Class R4	37,034	944,680	6,771,539	3,067,488	401,882	8,730,705
	2,274,733	46,848,083	148,550,536	65,457,237	8,703,038	106,718,583
Cost of shares redeemed:
Class I3	(87,947,033)	(20,775,687)	(99,726,284)	(86,550,003)	(157,612,980)	(60,516,673)
Class R	(6,370,786)	(19,131,877)	(14,998,936)	(46,245,671)	(6,290,322)	(37,582,706)
Class R4	(1,213,358)	(1,267,555)	(3,460,203)	(10,925,695)	(17,048,696)	(18,029,749)
	(95,531,177)	(41,175,119)	(118,185,423)	(143,721,369)	(180,951,998)	(116,129,128)
Net increase (decrease) in net assets resulting from capital share transactions	(90,838,767)	11,756,631	40,441,853	(58,511,409)	(159,868,480)	17,193,755
Net increase (decrease) in net assets	(95,471,874)	(9,578,249)	4,609,853	(6,603,037)	(215,075,964)	(49,058,665)

Net assets:
Beginning of period/year	258,054,266	267,632,515	793,399,376	800,002,413	549,873,002	598,931,667
End of period/year	$162,582,392	$258,054,266	$798,009,229	$793,399,376	$334,797,038	$549,873,002

Capital share transactions - shares:
Shares issued:
Class I3	136,331	429,447	258,088	932,410	1,048,430	851,620
Class R	125,784	154,338	355,636	476,392	227,572	208,849
Class R4	3,482	45,208	225,874	274,357	262,797	1,633,747
	265,597	628,993	839,598	1,683,159	1,538,799	2,694,216
Shares reinvested:
Class I3	179,008	3,947,064	10,317,044	4,893,808	813,183	9,992,136
Class R	49,667	1,466,414	1,955,567	1,081,621	131,365	1,922,607
Class R4	3,860	111,534	587,297	293,821	46,637	1,063,561
	232,535	5,525,012	12,859,908	6,269,250	991,185	12,978,304
Shares redeemed:
Class I3	(8,415,470)	(2,164,698)	(8,365,182)	(6,933,037)	(16,685,169)	(6,537,991)
Class R	(679,075)	(1,987,977)	(1,312,619)	(3,746,333)	(722,557)	(3,890,110)
Class R4	(116,465)	(134,819)	(295,691)	(888,881)	(1,840,034)	(1,994,459)
	(9,211,010)	(4,287,494)	(9,973,492)	(11,568,251)	(19,247,760)	(12,422,560)
Net increase (decrease) in shares outstanding:
Class I3	(8,100,131)	2,211,813	2,209,950	(1,106,819)	(14,823,556)	4,305,765
Class R	(503,624)	(367,225)	998,584	(2,188,320)	(363,620)	(1,758,654)
Class R4	(109,123)	21,923	517,480	(320,703)	(1,530,600)	702,849
	(8,712,878)	1,866,511	3,726,014	(3,615,842)	(16,717,776)	3,249,960

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$(356,722)	$(418,487)	$9,657,238	$16,080,885	$4,687,626	$7,230,982
Net realized gain (loss)	(4,547,652)	3,052,135	(6,841,604)	34,759,911	(13,339,437)	(13,448,809)
Net change in unrealized appreciation (depreciation)	(4,651,119)	17,944,621	(255,108,940)	86,789,438	(45,668,773)	6,925,167
Net increase (decrease) in net assets resulting from operations	(9,555,493)	20,578,269	(252,293,306)	137,630,234	(54,320,584)	707,340

Dividends and/or distributions to shareholders:
Class A	(208,795)	(3,390,336)	(694,686)	(7,646,310)	(381,683)	(187,587)
Class C	(26,101)	(432,213)	(594,668)	(1,146,490)	(256,429)	(116,268)
Class I	(16,021)	(196,830)	(20,206,203)	(23,727,906)	(358,128)	(184,148)
Class I2	(2,699,917)	(2,893)	(11,157,524)	(21,187,078)	(5,617,845)	(2,515,577)
Class I3	(654,480)	(11,444,616)	(8,364,562)	(16,928,642)	—	—
Class R	(369,115)	(6,087,925)	(2,016,832)	(4,822,358)	—	—
Class R4	(6,606)	(1,515,560)	(3,639,334)	(26,495,775)	—	—
Class R6	—	—	(9,301,409)	(15,092,910)	—	—
Class T1 (A)	—	(3,227)	—	(805)	—	(25)
Advisor Class (A)	—	(3,406)	—	(791)	—	(17)
Return of capital:
Class A	—	—	—	—	—	(779,277)
Class C	—	—	—	—	—	(483,029)
Class I	—	—	—	—	—	(764,978)
Class I2	—	—	—	—	—	(10,450,350)
Class T1 (A)	—	—	—	—	—	(87)
Advisor Class (A)	—	—	—	—	—	(100)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,981,035)	(23,077,006)	(55,975,218)	(117,049,065)	(6,614,085)	(15,481,443)

Capital share transactions:
Proceeds from shares sold:
Class A	2,749,916	3,548,776	3,675,058	27,567,062	2,495,190	1,009,593
Class C	215,354	220,232	1,876,506	6,658,632	1,461,385	660,502
Class I	620,185	221,731	137,076,101	315,293,391	4,033,541	5,650,629
Class I2	48,029,245	152,630,204	2,318,422	1,286,706	7,193,774	502,991
Class I3	1,947,861	5,695,501	5,433,677	4,157,071	—	—
Class R	2,744,033	2,322,807	1,674,752	2,926,781	—	—
Class R4	182,945	487,798	4,500,037	18,579,319	—	—
Class R6	—	—	33,433,806	72,826,043	—	—
Class T1 (A)	—	—	—	500	—	—
	56,489,539	165,127,049	189,988,359	449,295,505	15,183,890	7,823,715
Dividends and/or distributions reinvested:
Class A	208,428	3,386,329	638,177	7,531,028	360,258	891,610
Class C	26,101	432,213	541,318	1,065,963	214,952	493,051
Class I	16,021	196,830	18,138,219	20,775,719	351,810	930,504
Class I2	2,699,917	2,893	11,157,524	21,187,078	5,617,845	12,965,927
Class I3	654,480	11,444,616	8,364,562	16,928,642	—	—
Class R	369,115	6,087,925	2,016,832	4,822,358	—	—
Class R4	6,606	1,515,560	3,639,334	26,495,775	—	—
Class R6	—	—	9,301,409	15,092,910	—	—
Class T1 (A)	—	3,227	—	805	—	112
Advisor Class (A)	—	3,406	—	791	—	117
	3,980,668	23,072,999	53,797,375	113,901,069	6,544,865	15,281,321
Cost of shares redeemed:
Class A	(3,946,836)	(2,925,254)	(6,362,648)	(121,735,632)	(3,507,353)	(7,693,212)
Class C	(224,221)	(288,544)	(3,299,425)	(5,685,509)	(2,182,046)	(4,459,800)
Class I	(105,549)	(250,707)	(117,113,126)	(206,466,212)	(6,446,525)	(12,445,124)
Class I2	(14,532)	(7)	(37,108,447)	(30,672,823)	(23,471,334)	(51,703,582)
Class I3	(5,548,871)	(13,201,092)	(74,973,270)	(43,626,312)	—	—
Class R	(3,437,016)	(5,315,208)	(9,265,475)	(15,270,008)	—	—
Class R4	(15,879)	(5,512,863)	(7,194,144)	(297,491,796)	—	—
Class R6	—	—	(24,146,039)	(36,785,911)	—	—
Class T1(A)	—	(10,673)	—	(11,388)	—	(9,769)
Advisor Class (A)	—	(11,315)	—	(11,305)	—	(10,061)
	(13,292,904)	(27,515,663)	(279,462,574)	(757,756,896)	(35,607,258)	(76,321,548)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Growth		Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Automatic conversions:
Class A	$103,060	$103,703	$43,749	$186,061	$52,632	$117,945
Class C	(103,060)	(103,703)	(43,749)	(186,061)	(52,632)	(117,945)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	47,177,303	160,684,385	(35,676,840)	(194,560,322)	(13,878,503)	(53,216,512)
Net increase (decrease) in net assets	33,640,775	158,185,648	(343,945,364)	(173,979,153)	(74,813,172)	(67,990,615)

Net assets:
Beginning of period/year	230,361,202	72,175,554	1,430,625,936	1,604,605,089	251,100,694	319,091,309
End of period/year	$264,001,977	$230,361,202	$1,086,680,572	$1,430,625,936	$176,287,522	$251,100,694

Capital share transactions - shares:
Shares issued:
Class A	274,046	338,761	341,321	2,569,778	540,759	147,767
Class C	22,704	25,042	190,746	624,727	249,298	98,141
Class I	59,655	23,495	14,936,687	28,030,136	693,934	832,010
Class I2	4,799,352	14,900,203	284,853	113,962	1,790,404	72,998
Class I3	199,858	724,652	614,427	364,907	—	—
Class R	273,579	239,740	179,502	257,461	—	—
Class R4	16,561	51,866	475,718	1,655,596	—	—
Class R6	—	—	3,118,028	6,241,247	—	—
Class T1 (A)	—	—	—	42	—	—
	5,645,755	16,303,759	20,141,282	39,857,856	3,274,395	1,150,916
Shares reinvested:
Class A	19,497	442,079	54,545	763,022	73,625	132,576
Class C	2,595	59,452	46,827	108,883	44,029	73,365
Class I	1,479	25,463	1,547,629	2,096,440	69,654	138,477
Class I2	247,699	372	951,196	2,135,794	1,143,178	1,925,163
Class I3	60,099	1,472,924	710,065	1,699,663	—	—
Class R	34,146	784,526	170,773	482,718	—	—
Class R4	606	194,303	307,896	2,657,550	—	—
Class R6	—	—	787,588	1,510,802	—	—
Class T1 (A)	—	421	—	81	—	18
Advisor Class (A)	—	441	—	79	—	18
	366,121	2,979,981	4,576,519	11,455,032	1,330,486	2,269,617
Shares redeemed:
Class A	(399,002)	(325,307)	(642,644)	(10,861,358)	(591,193)	(1,144,372)
Class C	(25,082)	(33,065)	(345,343)	(530,209)	(386,965)	(665,948)
Class I	(11,273)	(26,179)	(12,032,526)	(18,254,845)	(1,139,343)	(1,871,965)
Class I2	(6,121)	—	(3,510,183)	(2,721,732)	(4,224,809)	(7,583,842)
Class I3	(539,365)	(1,357,010)	(6,487,280)	(3,854,179)	—	—
Class R	(366,292)	(545,652)	(850,167)	(1,373,365)	—	—
Class R4	(1,642)	(570,859)	(653,345)	(26,795,287)	—	—
Class R6	—	—	(2,371,772)	(3,211,701)	—	—
Class T1 (A)	—	(1,195)	—	(1,020)	—	(1,354)
Advisor Class (A)	—	(1,256)	—	(1,000)	—	(1,391)
	(1,348,777)	(2,860,523)	(26,893,260)	(67,604,696)	(6,342,310)	(11,268,872)
Automatic conversions:
Class A	10,929	11,159	3,955	16,514	8,677	17,373
Class C	(11,643)	(11,789)	(4,008)	(16,715)	(8,706)	(17,446)
	(714)	(630)	(53)	(201)	(29)	(73)
Net increase (decrease) in shares outstanding:
Class A	(94,530)	466,692	(242,823)	(7,512,044)	31,868	(846,656)
Class C	(11,426)	39,640	(111,778)	186,686	(102,344)	(511,888)
Class I	49,861	22,779	4,451,790	11,871,731	(375,755)	(901,478)
Class I2	5,040,930	14,900,575	(2,274,134)	(471,976)	(1,291,227)	(5,585,681)
Class I3	(279,408)	840,566	(5,162,788)	(1,789,609)	—	—
Class R	(58,567)	478,614	(499,892)	(633,186)	—	—
Class R4	15,525	(324,690)	130,269	(22,482,141)	—	—
Class R6	—	—	1,533,844	4,540,348	—	—
Class T1 (A)	—	(774)	—	(897)	—	(1,336)
Advisor Class (A)	—	(815)	—	(921)	—	(1,373)
	4,662,385	16,422,587	(2,175,512)	(16,292,009)	(1,737,458)	(7,848,412)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Asset Income		Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$5,014,961	$6,598,672	$4,967,089	$12,013,274	$36,099,393	$74,632,861
Net realized gain (loss)	1,214,174	839,401	21,182,707	30,060,718	(6,277,274)	1,541,076
Net change in unrealized appreciation (depreciation)	(35,122,670)	13,836,796	(25,587,918)	71,047,927	(108,644,203)	66,195,032
Net increase (decrease) in net assets resulting from operations	(28,893,535)	21,274,869	561,878	113,121,919	(78,822,084)	142,368,969

Dividends and/or distributions to shareholders:
Class A	(704,498)	(1,292,583)	(19,474,847)	(38,925,530)	(8,004,347)	(17,334,476)
Class B (A)	—	—	—	(53,987)	—	—
Class C	(784,953)	(1,529,847)	(6,326,477)	(12,466,933)	(2,133,069)	(6,286,965)
Class I	(3,726,768)	(5,327,742)	(8,809,710)	(17,156,884)	(22,441,133)	(43,159,744)
Class I2	(269)	(595)	—	—	(4,116,256)	(7,760,016)
Class R6	—	—	(504,468)	(612,950)	(428,086)	(689,224)
Class T1 (B)	—	(230)	—	(693)	—	(81)
Advisor Class (B)	—	(2,337)	—	(5,459)	—	(47,660)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(5,216,488)	(8,153,334)	(35,115,502)	(69,222,436)	(37,122,891)	(75,278,166)

Capital share transactions:
Proceeds from shares sold:
Class A	14,194,864	10,013,616	28,540,840	48,858,902	111,631,458	215,323,232
Class B (A)	—	—	—	24,921	—	—
Class C	14,546,599	12,269,643	21,612,083	33,854,740	28,288,673	38,102,130
Class I	80,743,492	78,401,567	29,674,403	43,855,787	652,695,628	999,395,879
Class I2	—	—	—	—	182,802,258	128,088,532
Class R6	—	—	3,113,379	8,583,507	14,278,814	9,999,256
Advisor Class (B)	—	—	—	1,500	—	1,781,376
	109,484,955	100,684,826	82,940,705	135,179,357	989,696,831	1,392,690,405
Dividends and/or distributions reinvested:
Class A	684,506	1,263,288	19,153,715	38,048,394	7,417,023	16,207,781
Class B (A)	—	—	—	53,843	—	—
Class C	765,019	1,480,469	5,947,362	11,817,417	1,850,239	5,555,410
Class I	3,708,027	5,242,764	8,028,428	15,710,502	18,503,457	34,773,916
Class I2	269	595	—	—	4,111,569	7,760,016
Class R6	—	—	326,000	595,462	374,354	684,210
Class T1 (B)	—	230	—	693	—	69
Advisor Class (B)	—	2,337	—	5,459	—	42,201
	5,157,821	7,989,683	33,455,505	66,231,770	32,256,642	65,023,603
Cost of shares redeemed:
Class A	(11,401,762)	(6,822,899)	(55,928,420)	(93,532,358)	(163,286,288)	(335,529,063)
Class B (A)	—	—	—	(63,497)	—	—
Class C	(5,376,801)	(7,792,673)	(17,314,918)	(37,138,071)	(34,438,916)	(97,196,825)
Class I	(47,153,725)	(30,606,574)	(31,327,642)	(57,746,192)	(635,347,765)	(776,375,068)
Class I2	—	—	—	—	(154,400,654)	(80,213,860)
Class R6	—	—	(1,076,703)	(3,385,661)	(9,165,125)	(8,670,816)
Class T1 (B)	—	(11,154)	—	(11,228)	—	(10,327)
Advisor Class (B)	—	(112,335)	—	(91,713)	—	(7,302,644)
	(63,932,288)	(45,345,635)	(105,647,683)	(191,968,720)	(996,638,748)	(1,305,298,603)
Automatic conversions:
Class A	—	—	—	955,910	—	—
Class B (A)	—	—	—	(955,910)	—	—
	—	—	—	—	—	—
Automatic conversions:
Class A	784,571	473,281	2,500,678	6,556,689	24,901,208	53,677,373
Class C	(784,571)	(473,281)	(2,500,678)	(6,556,689)	(24,901,208)	(53,677,373)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	50,710,488	63,328,874	10,748,527	9,442,407	25,314,725	152,415,405
Net increase (decrease) in net assets	16,600,465	76,450,409	(23,805,097)	53,341,890	(90,630,250)	219,506,208

Net assets:
Beginning of period	234,697,335	158,246,926	1,011,428,011	958,086,121	3,049,850,040	2,830,343,832
End of period	$251,297,800	$234,697,335	$987,622,914	$1,011,428,011	$2,959,219,790	$3,049,850,040

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Asset Income		Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Capital share transactions - shares:
Shares issued:
Class A	1,215,746	911,389	1,009,854	1,796,147	10,936,436	21,194,546
Class B (A)	—	—	—	910	—	—
Class C	1,247,529	1,111,565	786,008	1,272,405	2,782,380	3,758,700
Class I	7,086,212	7,063,555	1,057,441	1,603,079	65,133,607	100,085,455
Class I2	—	—	—	—	18,066,108	12,892,612
Class R6	—	—	108,681	311,720	1,425,580	991,396
Advisor Class (B)	—	—	—	59	—	180,305
	9,549,487	9,086,509	2,961,984	4,984,320	98,344,111	139,103,014
Shares reinvested:
Class A	65,251	117,538	674,774	1,512,608	730,296	1,593,881
Class B (A)	—	—	—	2,180	—	—
Class C	73,764	138,772	211,832	482,081	182,435	547,615
Class I	357,333	487,224	282,052	620,831	1,854,559	3,476,173
Class I2	27	58	—	—	413,111	776,465
Class R6	—	—	11,465	23,469	37,524	68,498
Class T1 (B)	—	22	—	28	—	7
Advisor Class (B)	—	226	—	219	—	4,265
	496,375	743,840	1,180,123	2,641,416	3,217,925	6,466,904
Shares redeemed:
Class A	(1,096,014)	(621,223)	(2,028,367)	(3,440,442)	(16,136,102)	(33,101,024)
Class B (A)	—	—	—	(2,378)	—	—
Class C	(500,327)	(714,076)	(647,279)	(1,399,530)	(3,409,446)	(9,602,674)
Class I	(4,444,691)	(2,825,802)	(1,126,373)	(2,144,954)	(64,529,682)	(77,856,693)
Class I2	—	—	—	—	(16,162,139)	(8,050,251)
Class R6	—	—	(38,476)	(126,455)	(939,943)	(867,409)
Class T1 (B)	—	(1,022)	—	(421)	—	(1,023)
Advisor Class (B)	—	(10,325)	—	(3,462)	—	(735,540)
	(6,041,032)	(4,172,448)	(3,840,495)	(7,117,642)	(101,177,312)	(130,214,614)
Automatic conversions:
Class A	—	—	—	34,929	—	—
Class B (A)	—	—	—	(35,138)	—	—
	—	—	—	(209)	—	—
Automatic conversions:
Class A	67,341	41,719	88,201	236,934	2,446,795	5,244,714
Class C	(67,693)	(41,871)	(90,017)	(241,566)	(2,451,615)	(5,253,290)
	(352)	(152)	(1,816)	(4,632)	(4,820)	(8,576)
Net increase (decrease) in shares outstanding:
Class A	252,324	449,423	(255,538)	140,176	(2,022,575)	(5,067,883)
Class B (A)	—	—	—	(34,426)	—	—
Class C	753,273	494,390	260,544	113,390	(2,896,246)	(10,549,649)
Class I	2,998,854	4,724,977	213,120	78,956	2,458,484	25,704,935
Class I2	27	58	—	—	2,317,080	5,618,826
Class R6	—	—	81,670	208,734	523,161	192,485
Class T1 (B)	—	(1,000)	—	(393)	—	(1,016)
Advisor Class (B)	—	(10,099)	—	(3,184)	—	(550,970)
	4,004,478	5,657,749	299,796	503,253	379,904	15,346,728

(A)	Class ceased operations on May 6, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Core		Transamerica Small Cap Growth		Transamerica Small Cap Value
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$617,358	$1,374,895	$(548,795)	$(846,832)	$497,617	$1,755,414
Net realized gain (loss)	(12,765,052)	(17,271,885)	1,869,565	9,471,121	(7,296,617)	1,890,712
Net change in unrealized appreciation (depreciation)	(15,146,648)	2,462,377	(11,077,016)	6,481,845	(18,994,161)	1,953,468
Net increase (decrease) in net assets resulting from operations	(27,294,342)	(13,434,613)	(9,756,246)	15,106,134	(25,793,161)	5,599,594

Dividends and/or distributions to shareholders:
Class A	(15,691)	(295,764)	(1,056,936)	(1,414,128)	(174,710)	(328,985)
Class C	—	(53,933)	(311,870)	(490,258)	(24,525)	(64,184)
Class I	(10,955)	(182,602)	(2,503,008)	(3,349,386)	(640,358)	(1,523,486)
Class I2	(146,260)	(1,837,928)	(3,751,739)	(3,261,131)	(2,169,733)	(18,710,196)
Class I3	(1,076,203)	(12,130,508)	(1,779,450)	(2,685,929)	(1,017,542)	(2,348,533)
Class R	(108,031)	(3,866,307)	(1,064,589)	(1,546,130)	(286,573)	(756,005)
Class R4	(36,576)	(490,834)	(16,978)	(625,490)	(13,588)	(21,805)
Class R6	—	—	(4,843)	(6,051)	(2,478)	(5,036)
Class T1 (A)	—	(901)	—	(9,028)	—	(870)
Advisor Class (A)	—	(910)	—	(1,358)	—	(867)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,393,716)	(18,859,687)	(10,489,413)	(13,388,889)	(4,329,507)	(23,759,967)

Capital share transactions:
Proceeds from shares sold:
Class A	345,379	333,849	1,860,235	4,069,143	853,494	2,299,973
Class C	2,374	14,279	134,085	600,532	8,028	68,878
Class I	21,377	296,546	4,726,012	17,942,491	1,416,370	16,854,295
Class I2	706,352	416,241	18,894,861	20,694,441	10,066,981	1,107,468
Class I3	2,665,113	4,244,129	1,284,011	1,023,437	5,623,105	1,779,839
Class R	164,775	800,263	870,933	1,574,222	458,937	1,024,770
Class R4	288,019	889,880	3,370	346,137	7,953	93,762
Class T1 (A)	—	4	—	537	—	—
Advisor Class (A)	—	4	—	—	—	—
	4,193,389	6,995,195	27,773,507	46,250,940	18,434,868	23,228,985
Dividends and/or distributions reinvested:
Class A	15,691	295,764	1,053,485	1,409,450	174,710	328,985
Class C	—	53,643	311,713	490,039	23,673	61,866
Class I	10,955	182,602	2,501,047	3,347,331	640,358	1,523,486
Class I2	146,260	1,837,928	2,452,204	3,261,131	2,169,733	18,710,196
Class I3	1,076,203	12,130,508	1,779,450	2,685,929	1,017,542	2,348,533
Class R	108,031	3,866,307	1,064,589	1,546,130	286,573	756,005
Class R4	36,576	490,834	16,978	625,490	13,588	21,805
Class R6	—	—	4,843	6,051	2,478	5,036
Class T1 (A)	—	901	—	4,745	—	870
Advisor Class (A)	—	910	—	1,358	—	867
	1,393,716	18,859,397	9,184,309	13,377,654	4,328,655	23,757,649
Cost of shares redeemed:
Class A	(933,616)	(717,499)	(2,692,808)	(9,647,333)	(726,502)	(900,436)
Class C	(96,254)	(96,608)	(588,412)	(1,467,483)	(12,201)	(114,037)
Class I	(417,573)	(897,380)	(9,100,112)	(16,075,177)	(1,611,331)	(3,320,073)
Class I2	(1,579,637)	(4,205,712)	(4,645,556)	(6,938,882)	(5,357,646)	(164,096,780)
Class I3	(47,555,703)	(14,531,351)	(2,954,558)	(6,863,546)	(1,727,606)	(5,397,154)
Class R	(3,177,525)	(12,796,488)	(2,261,844)	(4,188,076)	(835,100)	(2,459,965)
Class R4	(648,013)	(1,000,080)	(228,470)	(6,909,904)	(205,724)	(27,995)
Class T1 (A)	—	(10,591)	—	(92,078)	—	(10,424)
Advisor Class (A)	—	(10,595)	—	(15,069)	—	(10,460)
	(54,408,321)	(34,266,304)	(22,471,760)	(52,197,548)	(10,476,110)	(176,337,324)
Automatic conversions:
Class A	19,332	2,672	105,511	51,648	—	344
Class C	(19,332)	(2,672)	(105,511)	(51,648)	—	(344)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(48,821,216)	(8,411,712)	14,486,056	7,431,046	12,287,413	(129,350,690)
Net increase (decrease) in net assets	(77,509,274)	(40,706,012)	(5,759,603)	9,148,291	(17,835,255)	(147,511,063)

Net assets:
Beginning of period/year	176,183,081	216,889,093	153,121,520	143,973,229	105,764,919	253,275,982
End of period/year	$98,673,807	$176,183,081	$147,361,917	$153,121,520	$87,929,664	$105,764,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small Cap Core		Transamerica Small Cap Growth		Transamerica Small Cap Value
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Capital share transactions - shares:
Shares issued:
Class A	38,034	32,502	320,360	670,318	112,876	231,153
Class C	285	1,393	24,486	112,955	969	7,714
Class I	2,415	30,864	788,879	2,837,682	188,906	1,675,407
Class I2	112,824	44,490	3,169,014	3,071,290	1,556,699	119,842
Class I3	347,748	419,294	219,247	174,600	826,758	198,540
Class R	17,914	77,789	139,896	248,679	53,245	104,610
Class R4	40,084	87,344	548	54,405	1,050	9,776
Class T1 (A)	—	—	—	80	—	—
	559,304	693,676	4,662,430	7,170,009	2,740,503	2,347,042
Shares reinvested:
Class A	1,525	32,790	169,371	272,621	17,701	38,613
Class C	—	6,014	56,882	105,840	2,426	7,330
Class I	1,061	20,177	384,185	622,181	64,358	177,356
Class I2	14,159	202,862	369,308	596,185	218,064	2,178,137
Class I3	103,085	1,325,739	267,989	491,029	102,060	273,085
Class R	10,318	421,626	163,030	285,791	28,686	87,704
Class R4	3,497	53,526	2,568	114,980	1,363	2,532
Class R6	—	—	729	1,106	247	583
Class T1 (A)	—	99	—	918	—	102
Advisor Class (A)	—	100	—	253	—	100
	133,645	2,062,933	1,414,062	2,490,904	434,905	2,765,542
Shares redeemed:
Class A	(112,206)	(72,101)	(463,870)	(1,500,466)	(83,172)	(94,020)
Class C	(10,671)	(9,759)	(109,899)	(266,126)	(1,828)	(12,923)
Class I	(48,547)	(92,235)	(1,475,177)	(2,565,256)	(188,531)	(346,542)
Class I2	(181,825)	(423,331)	(764,541)	(1,074,530)	(655,725)	(16,754,141)
Class I3	(4,958,560)	(1,437,800)	(480,139)	(1,037,587)	(210,413)	(551,808)
Class R	(395,021)	(1,273,746)	(363,235)	(657,470)	(93,482)	(252,491)
Class R4	(67,912)	(98,927)	(34,184)	(1,102,211)	(20,892)	(2,870)
Class T1 (A)	—	(993)	—	(15,095)	—	(1,040)
Advisor Class (A)	—	(998)	—	(2,385)	—	(1,029)
	(5,774,742)	(3,409,890)	(3,691,045)	(8,221,126)	(1,254,043)	(18,016,864)
Automatic conversions:
Class A	3,131	258	16,991	8,531	—	37
Class C	(3,179)	(262)	(19,190)	(9,550)	—	(37)
	(48)	(4)	(2,199)	(1,019)	—	—
Net increase (decrease) in shares outstanding:
Class A	(69,516)	(6,551)	42,852	(548,996)	47,405	175,783
Class C	(13,565)	(2,614)	(47,721)	(56,881)	1,567	2,084
Class I	(45,071)	(41,194)	(302,113)	894,607	64,733	1,506,221
Class I2	(54,842)	(175,979)	2,773,781	2,592,945	1,119,038	(14,456,162)
Class I3	(4,507,727)	307,233	7,097	(371,958)	718,405	(80,183)
Class R	(366,789)	(774,331)	(60,309)	(123,000)	(11,551)	(60,177)
Class R4	(24,331)	41,943	(31,068)	(932,826)	(18,479)	9,438
Class R6	—	—	729	1,106	247	583
Class T1 (A)	—	(894)	—	(14,097)	—	(938)
Advisor Class (A)	—	(898)	—	(2,132)	—	(929)
	(5,081,841)	(653,285)	2,383,248	1,438,768	1,921,365	(12,904,280)

(A)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small/Mid Cap Value		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$3,721,725	$4,684,282	$16,528,588	$29,729,385	$(737,390)	$(1,895,812)
Net realized gain (loss)	(43,552,232)	13,395,335	(12,587,377)	(24,951,032)	36,954,905	121,338,133
Net change in unrealized appreciation (depreciation)	(130,150,822)	41,061,548	(57,670,790)	24,674,567	39,881,877	88,287,983
Net increase (decrease) in net assets resulting from operations	(169,981,329)	59,141,165	(53,729,579)	29,452,920	76,099,392	207,730,304

Dividends and/or distributions to shareholders:
Class A	(11,113,262)	(35,533,133)	—	—	(54,541,249)	(55,720,551)
Class B (A)	—	(46,031)	—	—	—	(336,306)
Class C	(3,497,263)	(17,639,233)	—	—	(1,601,166)	(1,485,668)
Class I	(10,236,354)	(26,960,120)	(11,341)	(38,580)	(21,547,803)	(18,533,239)
Class I2	(722,448)	(1,973,487)	(19,142,857)	(25,928,686)	(38,866,155)	(18,610,200)
Class R6	(1,753,628)	(2,428,112)	—	—	—	—
Class T	—	—	—	—	(3,524,318)	(4,280,779)
Class T1 (B)	—	(1,106)	—	—	—	(1,290)
Advisor Class (B)	—	(31,000)	—	(121)	—	(1,376)
Return of capital:
Class I	—	—	—	(5,287)	—	—
Class I2	—	—	—	(3,552,855)	—	—
Advisor Class (B)	—	—	—	(18)	—	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(27,322,955)	(84,612,222)	(19,154,198)	(29,525,547)	(120,080,691)	(98,969,409)

Capital share transactions:
Proceeds from shares sold:
Class A	17,684,663	27,957,215	—	—	19,912,497	18,661,331
Class B (A)	—	9,393	—	—	—	27,935
Class C	3,183,629	10,184,716	—	—	2,957,204	3,689,229
Class I	48,477,403	113,632,632	14,999	488,264	47,986,053	13,833,380
Class I2	290,885	960,735	560,321,964	315,217,999	23,580,722	4,509,941
Class R6	13,104,398	39,880,100	—	—	—	—
Class T	—	—	—	—	201,643	363,331
Advisor Class (B)	—	750	—	—	—	—
	82,740,978	192,625,541	560,336,963	315,706,263	94,638,119	41,085,147
Issued from fund acquisition:
Class A	—	—	—	—	—	57,268,942
Class C	—	—	—	—	—	3,847,753
Class I	—	—	—	—	—	52,176,672
Class I2	—	—	—	—	—	301,892,730
	—	—	—	—	—	415,186,097
Dividends and/or distributions reinvested:
Class A	10,522,945	34,017,232	—	—	53,717,534	54,741,100
Class B (A)	—	45,596	—	—	—	334,466
Class C	3,218,634	16,355,911	—	—	1,574,446	1,463,450
Class I	8,460,478	22,431,984	11,341	43,867	21,222,163	18,237,941
Class I2	722,448	1,973,487	19,110,191	29,481,541	38,866,155	18,610,200
Class R6	1,743,699	2,428,112	—	—	—	—
Class T	—	—	—	—	3,447,209	4,187,398
Class T1 (B)	—	1,106	—	—	—	1,290
Advisor Class (B)	—	31,000	—	119	—	1,376
	24,668,204	77,284,428	19,121,532	29,525,527	118,827,507	97,577,221
Cost of shares redeemed:
Class A	(44,245,173)	(85,608,852)	—	—	(49,454,306)	(73,305,079)
Class B (A)	—	(23,957)	—	—	—	(102,374)
Class C	(15,441,261)	(40,704,415)	—	—	(3,165,711)	(3,107,802)
Class I	(68,929,470)	(103,925,647)	(335,650)	(1,463,714)	(53,135,333)	(22,762,544)
Class I2	(783,076)	(1,314,154)	(47,613,845)	(60,465,651)	(51,963,542)	(48,207,235)
Class R6	(6,930,962)	(7,112,981)	—	—	—	—
Class T	—	—	—	—	(8,936,866)	(9,445,212)
Class T1 (B)	—	(11,101)	—	—	—	(13,347)
Advisor Class (B)	—	(323,549)	—	(10,684)	—	(14,524)
	(136,329,942)	(239,024,656)	(47,949,495)	(61,940,049)	(166,655,758)	(156,958,117)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small/Mid Cap Value		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Automatic conversions:
Class A	$—	$439,615	$—	$—	$—	$3,513,726
Class B (A)	—	(439,615)	—	—	—	(3,513,726)
	—	—	—	—	—	—
Automatic conversions:
Class A	8,711,971	25,628,344	—	—	1,289,653	2,481,727
Class C	(8,711,971)	(25,628,344)	—	—	(1,289,653)	(2,481,727)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(28,920,760)	30,885,313	531,509,000	283,291,741	46,809,868	396,890,348
Net increase (decrease) in net assets	(226,225,044)	5,414,256	458,625,223	283,219,114	2,828,569	505,651,243

Net assets:
Beginning of period/year	831,209,455	825,795,199	994,178,316	710,959,202	1,564,168,322	1,058,517,079
End of period/year	$604,984,411	$831,209,455	$1,452,803,539	$994,178,316	$1,566,996,891	$1,564,168,322

Capital share transactions - shares:
Shares issued:
Class A	871,046	1,172,179	—	—	924,535	936,835
Class B (A)	—	395	—	—	—	1,418
Class C	160,127	500,538	—	—	148,105	194,827
Class I	2,262,702	4,562,679	1,521	49,842	2,082,928	645,406
Class I2	12,991	37,712	59,657,178	32,023,619	1,225,102	212,953
Class R6	529,782	1,548,982	—	—	—	—
Class T	—	—	—	—	3,094	6,166
Advisor Class (B)	—	29	—	—	—	—
	3,836,648	7,822,514	59,658,699	32,073,461	4,383,764	1,997,605
Shares issued on fund acquisition:
Class A	—	—	—	—	—	2,699,101
Class C	—	—	—	—	—	194,819
Class I	—	—	—	—	—	2,395,604
Class I2	—	—	—	—	—	13,762,481
	—	—	—	—	—	19,052,005
Shares reinvested:
Class A	408,024	1,582,933	—	—	2,449,500	3,203,107
Class B (A)	—	2,442	—	—	—	21,196
Class C	147,037	890,360	—	—	78,370	92,099
Class I	316,043	1,007,274	1,175	4,484	942,788	1,044,556
Class I2	26,947	88,497	1,996,426	3,015,936	1,727,385	1,067,711
Class R6	64,749	108,398	—	—	—	—
Class T	—	—	—	—	51,222	84,526
Class T1 (B)	—	51	—	—	—	75
Advisor Class (B)	—	1,375	—	12	—	79
	962,800	3,681,330	1,997,601	3,020,432	5,249,265	5,513,349
Shares redeemed:
Class A	(2,004,892)	(3,528,733)	—	—	(2,308,768)	(3,600,757)
Class B (A)	—	(1,200)	—	—	—	(5,747)
Class C	(818,971)	(1,977,841)	—	—	(159,241)	(165,490)
Class I	(3,293,108)	(4,158,667)	(35,505)	(150,631)	(2,459,770)	(1,099,341)
Class I2	(32,297)	(51,181)	(5,165,773)	(6,239,634)	(2,390,458)	(2,312,071)
Class R6	(278,350)	(279,877)	—	—	—	—
Class T	—	—	—	—	(136,556)	(161,539)
Class T1 (B)	—	(454)	—	—	—	(679)
Advisor Class (B)	—	(12,615)	—	(1,092)	—	(723)
	(6,427,618)	(10,010,568)	(5,201,278)	(6,391,357)	(7,454,793)	(7,346,347)
Automatic conversions:
Class A	—	17,661	—	—	—	170,334
Class B (A)	—	(20,374)	—	—	—	(184,899)
	—	(2,713)	—	—	—	(14,565)
Automatic conversions:
Class A	367,840	1,040,972	—	—	58,618	118,654
Class C	(433,683)	(1,222,137)	—	—	(63,924)	(127,964)
	(65,843)	(181,165)	—	—	(5,306)	(9,310)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small/Mid Cap Value		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
Net increase (decrease) in shares outstanding:
Class A	(357,982)	285,012	—	—	1,123,885	3,527,274
Class B (A)	—	(18,737)	—	—	—	(168,032)
Class C	(945,490)	(1,809,080)	—	—	3,310	188,291
Class I	(714,363)	1,411,286	(32,809)	(96,305)	565,946	2,986,225
Class I2	7,641	75,028	56,487,831	28,799,921	562,029	12,731,074
Class R6	316,181	1,377,503	—	—	—	—
Class T	—	—	—	—	(82,240)	(70,847)
Class T1 (B)	—	(403)	—	—	—	(604)
Advisor Class (B)	—	(11,211)	—	(1,080)	—	(644)
	(1,694,013)	1,309,398	56,455,022	28,702,536	2,172,930	19,192,737

(A)	Class ceased operations on May 6, 2019.
(B)	Class ceased operations on February 15, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENT OF CASH FLOWS

For the period ended April 30, 2020 (unaudited)

Transamerica Event Driven
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$162,343

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(84,958,766)
Proceeds from long-term investments	109,876,864
Purchases to cover securities sold short	(24,540,085)
Proceeds from securities sold short	18,568,336
Net purchases/proceeds of short-term investments	(14,865,525)
Net change in unrealized (appreciation) depreciation	3,525,476
Net realized (gain) loss	(3,726,213)
Net amortization (accretion) of discount and premium	(110,833)
(Increase) decrease in receivables for interest	69,090
(Increase) decrease in receivables for dividends	(5,898)
(Increase) decrease in receivables for net income from securities lending	536
(Increase) decrease in prepaid expenses	(148)
Increase (decrease) in payables for investments purchased	3,024,792
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	(5,745)
Increase (decrease) in accrued liabilities	(18,062)
Increase (decrease) in collateral for securities on loan	(2,871,734)
Net cash provided by (used for) swap agreement transactions	134,063
Net cash provided by (used for) written options and swaptions transactions	(423,785)
Net cash provided by (used for) in futures contracts transactions	2,018,668
Net cash provided by (used for) in forward foreign currency contracts	216,460
Net cash provided by (used for) foreign currency transactions	(114,571)
Net cash provided by (used for) operating activities	5,955,263

Cash flows from financing activities:
Proceeds from shares sold, net of receivable for shares sold	2,938,681
Payment of shares redeemed, net of payable for shares redeemed	(11,728,196)
Net cash provided by (used for) financing activities	(8,789,515)
Net increase (decrease) in cash and foreign currencies	(2,834,252)
Cash and foreign currencies, at beginning of period (A)	$10,903,621
Cash and foreign currencies, at end of period (A)	$8,069,369

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$23,141
Non-cash financing activities included herein consist of reinvestment of distributions	$389,663

(A)	For the period ended April 30, 2020, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash collateral pledged at custodian:
OTC derivatives	$3,500,000	$3,500,000
Cash collateral pledged at broker:
Securities sold short	7,150,533	2,307,472
OTC derivatives	71,088	71,088
Futures contracts	182,000	2,190,809
Total assets	10,903,621	8,069,369
Net cash per statement of assets and liabilities	$10,903,621	$8,069,369
Total cash and foreign currencies per statement of cash flows	$10,903,621	$8,069,369

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period	$10.99		$10.21	$10.17	$10.00

Investment operations:
Net investment income (loss ) (B)	0.09		0.19	0.18	0.02
Net realized and unrealized gain (loss)	(0.05)		1.08	0.07	0.15
Total investment operations	0.04		1.27	0.25	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.20)	(0.17)	—
Net realized gains	(0.27)		(0.29)	(0.04)	—
Total dividends and/or distributions to shareholders	(0.36)		(0.49)	(0.21)	—

Net asset value, end of period	$10.67		$10.99	$10.21	$10.17
Total return	0.31	%(C)	13.14%	2.49%	1.70	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$48,092		$50,316	$49,964	$56,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57	%(D)	0.58%	0.59%	0.66	%(D)
Including waiver and/or reimbursement and recapture	0.57	%(D)	0.57%	0.50%	0.50	%(D)
Net investment income (loss) to average net assets	1.58	%(D)	1.80%	1.73%	1.23	%(D)
Portfolio turnover rate	30	%(C)	45%	60%	40	%(C)

(A)	Commenced operations on September 15, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.99		$10.20		$10.17	$10.11		$9.68		$9.85	$9.04

Investment operations:
Net investment income (loss) (D)	0.06		0.14		0.13	0.14		0.11		0.10	0.10
Net realized and unrealized gain (loss)	(0.05)		1.09		0.06	0.91		0.63		(0.11)	0.82
Total investment operations	0.01		1.23		0.19	1.05		0.74		(0.01)	0.92

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.15)		(0.12)	(0.09)		(0.12)		(0.10)	(0.11)
Net realized gains	(0.27)		(0.29)		(0.04)	(0.90)		(0.19)		(0.06)	—
Total dividends and/or distributions to shareholders	(0.33)		(0.44)		(0.16)	(0.99)		(0.31)		(0.16)	(0.11)

Net asset value, end of period/year	$10.67		$10.99		$10.20	$10.17		$10.11		$9.68	$9.85
Total return	0.04	%(E)	12.79%		1.85%	10.68	%(E)	7.69%		(0.08)%	10.35%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$64,055		$70,357		$82,270	$91,171		$90,455		$90,541	$77,447
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(F)	1.07%		1.09%	1.20	%(F)	1.18%		1.16%	1.21%
Including waiver and/or reimbursement and recapture	1.07	%(F)	1.07	%(G)	1.01%	1.13	%(F)(H)	1.09	%(H)(I)	1.10%	1.10%
Net investment income (loss) to average net assets	1.09	%(F)	1.32%		1.22%	0.95	%(F)	1.13%		1.00%	1.09%
Portfolio turnover rate	30	%(E)	45%		60%	40	%(E)	37%		50%	92%

(A)	Transamerica Partners Balanced reorganized into the Fund on September 15, 2017. Prior to September 15, 2017, information provided reflects Transamerica Partners Balanced, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on September 15, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class A
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.43		$8.95		$9.34	$9.31	$9.22		$9.46

Investment operations:
Net investment income (loss) (A)	0.12		0.29		0.33	0.33	0.36	(B)	0.28
Net realized and unrealized gain (loss)	(0.20)		0.49		(0.39)	0.05	0.07		(0.23)
Total investment operations	(0.08)		0.78		(0.06)	0.38	0.43		0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.30)		(0.33)	(0.35)	(0.34)		(0.29)

Net asset value, end of period/year	$9.22		$9.43		$8.95	$9.34	$9.31		$9.22
Total return (C)	(0.88	)%(D)	9.00%		(0.67)%	4.12%	4.78%		0.56%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$139,055		$132,682		$87,523	$83,251	$86,305		$68,304
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.94%		0.99%	0.97%	0.93%		0.88%
Including waiver and/or reimbursement and recapture	0.88	%(E)	0.94	%(F)	0.97%	0.97%	0.91	%(B)	0.88%
Net investment income (loss) to average net assets	2.61	%(E)	3.20%		3.58%	3.59%	3.92	%(B)	3.03%
Portfolio turnover rate	17	%(D)	50%		38%	34%	47%		27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.37		$8.89		$9.28	$9.25	$9.16		$9.40

Investment operations:
Net investment income (loss) (A)	0.09		0.23		0.27	0.27	0.29	(B)	0.22
Net realized and unrealized gain (loss)	(0.20)		0.49		(0.39)	0.05	0.07		(0.23)
Total investment operations	(0.11)		0.72		(0.12)	0.32	0.36		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.24)		(0.27)	(0.29)	(0.27)		(0.23)

Net asset value, end of period/year	$9.16		$9.37		$8.89	$9.28	$9.25		$9.16
Total return (C)	(1.21	)%(D)	8.24%		(1.33)%	3.41%	4.18%		(0.15)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,344		$80,239		$44,958	$49,394	$60,126		$64,995
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52	%(E)	1.56%		1.63%	1.65%	1.64%		1.59%
Including waiver and/or reimbursement and recapture	1.52	%(E)	1.56	%(F)	1.61%	1.65%	1.62	%(B)	1.59%
Net investment income (loss) to average net assets	1.97	%(E)	2.56%		2.93%	2.90%	3.20	%(B)	2.32%
Portfolio turnover rate	17	%(D)	50%		38%	34%	47%		27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.45		$8.96	$9.36	$9.32	$9.23		$9.47

Investment operations:
Net investment income (loss) (A)	0.14		0.33	0.36	0.36	0.38	(B)	0.31
Net realized and unrealized gain (loss)	(0.20)		0.50	(0.40)	0.06	0.07		(0.23)
Total investment operations	(0.06)		0.83	(0.04)	0.42	0.45		0.08

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.34)	(0.36)	(0.38)	(0.36)		(0.32)

Net asset value, end of period/year	$9.24		$9.45	$8.96	$9.36	$9.32		$9.23
Total return	(0.69	)%(C)	9.44%	(0.39)%	4.54%	5.05%		0.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,126,215		$1,084,474	$396,083	$181,977	$162,875		$55,370
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.58%	0.64%	0.67%	0.67%		0.61%
Including waiver and/or reimbursement and recapture	0.50	%(D)	0.50%	0.59%	0.67%	0.65	%(B)	0.61%
Net investment income (loss) to average net assets	2.99	%(D)	3.57%	3.94%	3.88%	4.20	%(B)	3.33%
Portfolio turnover rate	17	%(C)	50%	38%	34%	47%		27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.45		$8.96		$9.36	$9.32	$9.23		$9.48

Investment operations:
Net investment income (loss) (A)	0.14		0.34		0.37	0.37	0.39	(B)	0.32
Net realized and unrealized gain (loss)	(0.20)		0.49		(0.40)	0.06	0.07		(0.24)
Total investment operations	(0.06)		0.83		(0.03)	0.43	0.46		0.08

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.34)		(0.37)	(0.39)	(0.37)		(0.33)

Net asset value, end of period/year	$9.24		$9.45		$8.96	$9.36	$9.32		$9.23
Total return	(0.66	)%(C)	9.49%		(0.32)%	4.65%	5.17%		0.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$145,289		$84,016		$101,251	$118,738	$137,246		$355,272
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(D)	0.47%		0.53%	0.56%	0.55%		0.51%
Including waiver and/or reimbursement and recapture	0.45	%(D)	0.47	%(E)	0.52%	0.56%	0.53	%(B)	0.51%
Net investment income (loss) to average net assets	3.11	%(D)	3.73%		4.03%	3.99%	4.23	%(B)	3.40%
Portfolio turnover rate	17	%(C)	50%		38%	34%	47%		27%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Bond
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.45		$8.96		$9.36	$9.32	$9.23		$9.45

Investment operations:
Net investment income (loss) (B)	0.14		0.34		0.37	0.37	0.40	(C)	0.14
Net realized and unrealized gain (loss)	(0.21)		0.49		(0.40)	0.06	0.06		(0.21)
Total investment operations	(0.07)		0.83		(0.03)	0.43	0.46		(0.07)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.34)		(0.37)	(0.39)	(0.37)		(0.15)

Net asset value, end of period/year	$9.23		$9.45		$8.96	$9.36	$9.32		$9.23
Total return	(0.77	)%(D)	9.49%		(0.30)%	4.65%	5.16%		(0.79	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,426		$19,805		$9,181	$6,283	$3,028		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.44	%(E)	0.48%		0.53%	0.56%	0.55%		0.52	%(E)
Including waiver and/or reimbursement and recapture	0.44	%(E)	0.48	%(F)	0.51%	0.56%	0.52	%(C)	0.52	%(E)
Net investment income (loss) to average net assets	3.06	%(E)	3.65%		4.05%	4.01%	4.38	%(C)	3.55	%(E)
Portfolio turnover rate	17	%(D)	50%		38%	34%	47%		27%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class A
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$26.93		$26.81		$28.32	$25.70	$25.35		$24.40

Investment operations:
Net investment income (loss) (A)	(0.14)		(0.26)		(0.21)	(0.24)	(0.14	)(B)	(0.19)
Net realized and unrealized gain (loss)	6.34		1.55		4.14	7.40	1.33		1.80
Total investment operations	6.20		1.29		3.93	7.16	1.19		1.61

Dividends and/or distributions to shareholders:
Net realized gains	(2.75)		(1.17)		(5.44)	(4.54)	(0.84)		(0.66)

Net asset value, end of period/year	$30.38		$26.93		$26.81	$28.32	$25.70		$25.35
Total return (C)	24.71	%(D)	5.40%		16.52%	34.66%	4.77%		6.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$506,946		$425,595		$384,193	$223,299	$170,198		$160,269
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(E)	1.18%		1.19%	1.23%	1.23%		1.21%
Including waiver and/or reimbursement and recapture	1.12	%(E)	1.18	%(F)	1.19%	1.23%	1.22	%(B)	1.21%
Net investment income (loss) to average net assets	(1.07	)%(E)	(0.92)%		(0.78)%	(0.95)%	(0.57	)%(B)	(0.75)%
Portfolio turnover rate	22	%(D)	90%		40%	66%	32%		24%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$21.08		$21.41		$23.83	$22.50	$22.46		$21.84

Investment operations:
Net investment income (loss) (A)	(0.19)		(0.37)		(0.34)	(0.35)	(0.28	) (B)	(0.33)
Net realized and unrealized gain (loss)	4.85		1.21		3.36	6.22	1.16		1.61
Total investment operations	4.66		0.84		3.02	5.87	0.88		1.28

Dividends and/or distributions to shareholders:
Net realized gains	(2.75)		(1.17)		(5.44)	(4.54)	(0.84)		(0.66)

Net asset value, end of period/year	$22.99		$21.08		$21.41	$23.83	$22.50		$22.46
Total return (C)	24.28	%(D)	4.57%		15.65%	33.68%	4.03%		5.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$246,732		$206,156		$149,727	$84,852	$69,159		$68,922
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.87	%(E)	1.93%		1.93%	1.97%	1.96%		1.92%
Including waiver and/or reimbursement and recapture	1.87	%(E)	1.93	%(F)	1.93%	1.97%	1.95	%(B)	1.92%
Net investment income (loss) to average net assets	(1.82	)%(E)	(1.67)%		(1.52)%	(1.69)%	(1.30	)%(B)	(1.47)%
Portfolio turnover rate	22	%(D)	90%		40%	66%	32%		24%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$28.40		$28.13	$29.39	$26.43	$25.98		$24.92

Investment operations:
Net investment income (loss) (A)	(0.12)		(0.20)	(0.16)	(0.18)	(0.07	)(B)	(0.12)
Net realized and unrealized gain (loss)	6.73		1.64	4.34	7.68	1.36		1.84
Total investment operations	6.61		1.44	4.18	7.50	1.29		1.72

Dividends and/or distributions to shareholders:
Net realized gains	(2.75)		(1.17)	(5.44)	(4.54)	(0.84)		(0.66)

Net asset value, end of period/year	$32.26		$28.40	$28.13	$29.39	$26.43		$25.98
Total return	24.88	%(C)	5.69%	16.77%	35.03%	5.09%		7.07%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,251,669		$1,049,618	$719,431	$292,452	$164,575		$153,719
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.92%	0.94%	0.96%	0.94%		0.92%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.92%	0.94%	0.96%	0.93	%(B)	0.92%
Net investment income (loss) to average net assets	(0.80	)%(D)	(0.66)%	(0.55)%	(0.69)%	(0.28	)%(B)	(0.46)%
Portfolio turnover rate	22	%(C)	90%	40%	66%	32%		24%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$13.45		$13.97	$17.26	$17.43	$17.40		$16.88

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.08)	(0.05)	(0.08)	(0.03	)(B)	(0.06)
Net realized and unrealized gain (loss)	2.94		0.73	2.20	4.45	0.90		1.24
Total investment operations	2.90		0.65	2.15	4.37	0.87		1.18

Dividends and/or distributions to shareholders:
Net realized gains	(2.75)		(1.17)	(5.44)	(4.54)	(0.84)		(0.66)

Net asset value, end of period/year	$13.60		$13.45	$13.97	$17.26	$17.43		$17.40
Total return	24.97	%(C)	5.82%	16.90%	35.14%	5.25%		7.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$373,640		$316,761	$165,523	$230,981	$241,857		$1,039,343
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.80%	0.83%	0.85%	0.81%		0.79%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.80%	0.83%	0.85%	0.81	%(B)	0.79%
Net investment income (loss) to average net assets	(0.69	)%(D)	(0.54)%	(0.38)%	(0.56)%	(0.18	)%(B)	(0.34)%
Portfolio turnover rate	22	%(C)	90%	40%	66%	32%		24%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Capital Growth
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$13.45		$13.37

Investment operations:
Net investment income (loss) (B)	(0.04)		(0.00	)(C)
Net realized and unrealized gain (loss)	2.94		0.08
Total investment operations	2.90		0.08

Dividends and/or distributions to shareholders:
Net realized gains	(2.75)		—

Net asset value, end of period	$13.60		$13.45
Total return	24.97	%(D)	0.60	%(D)

Ratio and supplemental data:
Net assets end of period (000’s)	$19,122		$15,184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(E)	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.74	%(E)	0.76	%(E)
Net investment income (loss) to average net assets	(0.69	)%(E)	(0.56	)%(E)
Portfolio turnover rate	22	%(D)	90%

(A)	Commenced operations on October 18, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.57		$10.59	$11.53	$11.15	$12.75		$13.35

Investment operations:
Net investment income (loss) (A)	0.09		0.20	0.21	0.20	0.23	(B)	0.23
Net realized and unrealized gain (loss)	(1.79)		0.43	(0.19)	1.92	0.23		(0.18)
Total investment operations	(1.70)		0.63	0.02	2.12	0.46		0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.20)	(0.21)	(0.24)	(0.23)		(0.22)
Net realized gains	(1.10)		(1.45)	(0.75)	(1.50)	(1.83)		(0.43)
Total dividends and/or distributions to shareholders	(1.19)		(1.65)	(0.96)	(1.74)	(2.06)		(0.65)

Net asset value, end of period/year	$6.68		$9.57	$10.59	$11.53	$11.15		$12.75
Total return (C)	(20.44	)%(D)	8.43%	(0.20)%	20.35%	4.30%		0.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$69,897		$82,402	$83,567	$94,083	$86,943		$51,809
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(E)	1.05%	1.03%	1.01%	0.97%		0.97%
Including waiver and/or reimbursement and recapture	1.08	%(E)	1.05%	1.03%	1.01%	0.97	%(B)	0.97%
Net investment income (loss) to average net assets	2.13	%(E)	2.11%	1.85%	1.77%	2.09	%(B)	1.74%
Portfolio turnover rate	17	%(D)	55%	22%	14%	54%		15%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.52		$10.53	$11.47	$11.09	$12.70		$13.32

Investment operations:
Net investment income (loss) (A)	0.05		0.12	0.11	0.11	0.14	(B)	0.12
Net realized and unrealized gain (loss)	(1.76)		0.44	(0.19)	1.91	0.22		(0.19)
Total investment operations	(1.71)		0.56	(0.08)	2.02	0.36		(0.07)

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.12)	(0.11)	(0.14)	(0.14)		(0.12)
Net realized gains	(1.10)		(1.45)	(0.75)	(1.50)	(1.83)		(0.43)
Total dividends and/or distributions to shareholders	(1.16)		(1.57)	(0.86)	(1.64)	(1.97)		(0.55)

Net asset value, end of period/year	$6.65		$9.52	$10.53	$11.47	$11.09		$12.70
Total return (C)	(20.72	)%(D)	7.57%	(1.06)%	19.42%	3.41%		(0.62)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,086		$5,836	$5,816	$7,080	$7,755		$4,749
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.91	%(E)	1.91%	1.86%	1.84%	1.80%		1.81%
Including waiver and/or reimbursement and recapture	1.90	%(E)	1.90%	1.86%	1.84%	1.80	%(B)	1.81%
Net investment income (loss) to average net assets	1.33	%(E)	1.25%	1.02%	0.96%	1.23	%(B)	0.89%
Portfolio turnover rate	17	%(D)	55%	22%	14%	54%		15%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.57		$10.59	$11.52	$11.14	$12.75		$13.35

Investment operations:
Net investment income (loss) (A)	0.10		0.21	0.22	0.21	0.25	(B)	0.25
Net realized and unrealized gain (loss)	(1.79)		0.44	(0.17)	1.93	0.22		(0.18)
Total investment operations	(1.69)		0.65	0.05	2.14	0.47		0.07

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.23)	(0.26)	(0.25)		(0.24)
Net realized gains	(1.10)		(1.45)	(0.75)	(1.50)	(1.83)		(0.43)
Total dividends and/or distributions to shareholders	(1.20)		(1.67)	(0.98)	(1.76)	(2.08)		(0.67)

Net asset value, end of period/year	$6.68		$9.57	$10.59	$11.52	$11.14		$12.75
Total return	(20.36	)%(C)	8.65%	0.06%	20.56%	4.38%		0.49%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,129		$12,013	$16,823	$17,286	$10,559		$6,318
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.87%	0.85%	0.84%	0.81%		0.81%
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.87%	0.85%	0.84%	0.80	%(B)	0.81%
Net investment income (loss) to average net assets	2.35	%(D)	2.30%	1.98%	1.91%	2.26	%(B)	1.88%
Portfolio turnover rate	17	%(C)	55%	22%	14%	54%		15%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dividend Focused
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.57		$10.59	$11.53	$11.15	$12.75		$13.36

Investment operations:
Net investment income (loss) (A)	0.10		0.22	0.24	0.23	0.26	(B)	0.26
Net realized and unrealized gain (loss)	(1.79)		0.44	(0.19)	1.92	0.23		(0.18)
Total investment operations	(1.69)		0.66	0.05	2.15	0.49		0.08

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.23)	(0.24)	(0.27)	(0.26)		(0.26)
Net realized gains	(1.10)		(1.45)	(0.75)	(1.50)	(1.83)		(0.43)
Total dividends and/or distributions to shareholders	(1.20)		(1.68)	(0.99)	(1.77)	(2.09)		(0.69)

Net asset value, end of period/year	$6.68		$9.57	$10.59	$11.53	$11.15		$12.75
Total return	(20.30	)%(C)	8.77%	0.08%	20.67%	4.57%		0.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$321,132		$428,187	$484,565	$576,947	$672,378		$852,448
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.77%	0.75%	0.74%	0.70%		0.71%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.77%	0.75%	0.74%	0.70	%(B)	0.71%
Net investment income (loss) to average net assets	2.42	%(D)	2.40%	2.14%	2.07%	2.31	%(B)	1.98%
Portfolio turnover rate	17	%(C)	55%	22%	14%	54%		15%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.57		$10.59	$11.52	$11.15	$12.75		$13.25

Investment operations:
Net investment income (loss) (B)	0.10		0.22	0.24	0.21	0.27	(C)	0.11
Net realized and unrealized gain (loss)	(1.79)		0.44	(0.18)	1.93	0.22		(0.48)
Total investment operations	(1.69)		0.66	0.06	2.14	0.49		(0.37)

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.23)	(0.24)	(0.27)	(0.26)		(0.13)
Net realized gains	(1.10)		(1.45)	(0.75)	(1.50)	(1.83)		—
Total dividends and/or distributions to shareholders	(1.20)		(1.68)	(0.99)	(1.77)	(2.09)		(0.13)

Net asset value, end of period/year	$6.68		$9.57	$10.59	$11.52	$11.15		$12.75
Total return	(20.29	)%(D)	8.77%	0.17%	20.67%	4.57%		(2.79	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,936		$4,518	$4,082	$3,524	$474		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.77%	0.75%	0.74%	0.71%		0.72	%(E)
Including waiver and/or reimbursement and recapture	0.79	%(E)	0.77%	0.75%	0.74%	0.70	%(C)	0.72	%(E)
Net investment income (loss) to average net assets	2.40	%(E)	2.37%	2.11%	1.90%	2.39	%(C)	1.99	%(E)
Portfolio turnover rate	17	%(D)	55%	22%	14%	54%		15%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.18		$8.83	$9.45	$9.46	$9.38		$10.48

Investment operations:
Net investment income (loss) (A)	0.21		0.33	0.32	0.32	0.36	(B)	0.39
Net realized and unrealized gain (loss)	(1.50)		0.48	(0.54)	0.06	0.32		(0.87)
Total investment operations	(1.29)		0.81	(0.22)	0.38	0.68		(0.48)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.37)	(0.32)	(0.32)	(0.33)		(0.45)
Net realized gains	—		—	—	—	(0.20)		(0.17)
Return of capital	—		(0.09)	(0.08)	(0.07)	(0.07)		—
Total dividends and/or distributions to shareholders	(0.24)		(0.46)	(0.40)	(0.39)	(0.60)		(0.62)

Net asset value, end of period/year	$7.65		$9.18	$8.83	$9.45	$9.46		$9.38
Total return (C)	(14.34	)%(D)	9.35%	(2.38)%	4.12%	7.79%		(4.78)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,561		$58,587	$68,424	$97,964	$122,240		$175,092
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.00	%(F)	0.99%	0.93%	0.89%	0.89%		0.89%
Including waiver and/or reimbursement and recapture	0.92	%(F)	0.92%	0.92%	0.89%	0.88	%(B)	0.89%
Net investment income (loss) to average net assets	4.87	%(F)	3.69%	3.48%	3.41%	3.89	%(B)	3.84%
Portfolio turnover rate	33	%(D)	20%	23%	9%	27%		159%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.14		$8.79	$9.41	$9.42	$9.34		$10.44

Investment operations:
Net investment income (loss) (A)	0.18		0.28	0.26	0.25	0.28	(B)	0.31
Net realized and unrealized gain (loss)	(1.50)		0.46	(0.54)	0.06	0.33		(0.87)
Total investment operations	(1.32)		0.74	(0.28)	0.31	0.61		(0.56)

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.31)	(0.27)	(0.26)	(0.28)		(0.37)
Net realized gains	—		—	—	—	(0.20)		(0.17)
Return of capital	—		(0.08)	(0.07)	(0.06)	(0.05)		—
Total dividends and/or distributions to shareholders	(0.20)		(0.39)	(0.34)	(0.32)	(0.53)		(0.54)

Net asset value, end of period/year	$7.62		$9.14	$8.79	$9.41	$9.42		$9.34
Total return (C)	(14.63	)%(D)	8.56%	(3.07)%	3.34%	7.00%		(5.53)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,441		$80,716	$108,855	$161,999	$210,600		$289,060
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.76	%(F)	1.74%	1.69%	1.65%	1.65%		1.65%
Including waiver and/or reimbursement and recapture	1.67	%(F)	1.67%	1.67%	1.65%	1.64	%(B)	1.65%
Net investment income (loss) to average net assets	4.15	%(F)	3.12%	2.77%	2.68%	3.11	%(B)	3.09%
Portfolio turnover rate	33	%(D)	20%	23%	9%	27%		159%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.18		$8.84	$9.45	$9.46	$9.38		$10.48

Investment operations:
Net investment income (loss) (A)	0.22		0.35	0.35	0.35	0.39	(B)	0.41
Net realized and unrealized gain (loss)	(1.49)		0.47	(0.53)	0.06	0.31		(0.87)
Total investment operations	(1.27)		0.82	(0.18)	0.41	0.70		(0.46)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.38)	(0.34)	(0.34)	(0.35)		(0.47)
Net realized gains	—		—	—	—	(0.20)		(0.17)
Return of capital	—		(0.10)	(0.09)	(0.08)	(0.07)		—
Total dividends and/or distributions to shareholders	(0.25)		(0.48)	(0.43)	(0.42)	(0.62)		(0.64)

Net asset value, end of period/year	$7.66		$9.18	$8.84	$9.45	$9.46		$9.38
Total return	(14.23	)%(C)	9.50%	(2.04)%	4.37%	8.06%		(4.56)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,697		$42,155	$43,330	$66,235	$83,297		$144,733
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.73	%(E)	0.72%	0.68%	0.66%	0.65%		0.66%
Including waiver and/or reimbursement and recapture	0.67	%(E)	0.67%	0.67%	0.66%	0.64	%(B)	0.66%
Net investment income (loss) to average net assets	5.20	%(E)	3.88%	3.78%	3.66%	4.25	%(B)	4.05%
Portfolio turnover rate	33	%(C)	20%	23%	9%	27%		159%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.49		$9.85	$10.92	$10.50	$9.70		$10.75

Investment operations:
Net investment income (loss) (A)	0.29		0.57	0.51	0.55	0.63	(B)	0.60
Net realized and unrealized gain (loss)	(1.37)		0.44	(1.23)	0.38	0.49		(1.26)
Total investment operations	(1.08)		1.01	(0.72)	0.93	1.12		(0.66)

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.37)	(0.32)	(0.51)	(0.30)		(0.39)
Return of capital	—		—	(0.03)	—	(0.02)		—
Total dividends and/or distributions to shareholders	(0.27)		(0.37)	(0.35)	(0.51)	(0.32)		(0.39)

Net asset value, end of period/year	$9.14		$10.49	$9.85	$10.92	$10.50		$9.70
Total return (C)	(10.45	)%(D)	10.42%	(6.65)%	8.96%	11.86%		(6.30)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,403		$9,203	$15,294	$21,804	$35,765		$59,093
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23	%(E)	1.18%	1.12%	1.12%	1.15%		1.11%
Including waiver and/or reimbursement and recapture	1.23	%(E)	1.18%	1.12%	1.12%	1.15	%(B)	1.11%
Net investment income (loss) to average net assets	5.70	%(E)	5.52%	4.81%	5.20%	6.39	%(B)	5.94%
Portfolio turnover rate	128	%(D)	255%	221%	247%	257%		237%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.41		$9.76	$10.85	$10.43	$9.66		$10.72

Investment operations:
Net investment income (loss) (A)	0.25		0.50	0.42	0.48	0.55(B	)	0.53
Net realized and unrealized gain (loss)	(1.36)		0.46	(1.22)	0.36	0.49		(1.26)
Total investment operations	(1.11)		0.96	(0.80)	0.84	1.04		(0.73)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.31)	(0.26)	(0.42)	(0.25)		(0.33)
Return of capital	—		—	(0.03)	—	(0.02)		—
Total dividends and/or distributions to shareholders	(0.23)		(0.31)	(0.29)	(0.42)	(0.27)		(0.33)

Net asset value, end of period/year	$9.07		$10.41	$9.76	$10.85	$10.43		$9.66
Total return (C)	(10.80	)%(D)	9.70%	(7.36)%	8.26%	11.01%		(7.02)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,445		$8,765	$10,089	$14,023	$14,363		$17,462
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.91	%(E)	1.88%	1.88%	1.87%	1.89%		1.84%
Including waiver and/or reimbursement and recapture	1.91	%(E)	1.88%	1.88%	1.87%	1.88	%(B)	1.84%
Net investment income (loss) to average net assets	4.99	%(E)	4.89%	4.03%	4.53%	5.56	%(B)	5.23%
Portfolio turnover rate	128	%(D)	255%	221%	247%	257%		237%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.54		$9.88	$10.95	$10.52	$9.72		$10.78

Investment operations:
Net investment income (loss) (A)	0.31		0.62	0.54	0.60	0.66	(B)	0.64
Net realized and unrealized gain (loss)	(1.38)		0.46	(1.24)	0.37	0.49		(1.27)
Total investment operations	(1.07)		1.08	(0.70)	0.97	1.15		(0.63)

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.42)	(0.33)	(0.54)	(0.33)		(0.43)
Return of capital	—		—	(0.04)	—	(0.02)		—
Total dividends and/or distributions to shareholders	(0.29)		(0.42)	(0.37)	(0.54)	(0.35)		(0.43)

Net asset value, end of period/year	$9.18		$10.54	$9.88	$10.95	$10.52		$9.72
Total return	(10.31	)%(C)	10.89%	(6.36)%	9.33%	12.27%		(6.03)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$256,776		$457,449	$481,999	$682,535	$618,258		$581,888
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.80%	0.82%	0.82%	0.82%		0.81%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.80%	0.82%	0.82%	0.82	%(B)	0.81%
Net investment income (loss) to average net assets	6.03	%(D)	5.96%	5.12%	5.62%	6.60	%(B)	6.39%
Portfolio turnover rate	128	%(C)	255%	221%	247%	257%		237%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.54		$9.89	$10.95	$10.52	$9.72		$10.78

Investment operations:
Net investment income (loss) (A)	0.32		0.63	0.55	0.62	0.65	(B)	0.64
Net realized and unrealized gain (loss)	(1.39)		0.45	(1.23)	0.36	0.51		(1.26)
Total investment operations	(1.07)		1.08	(0.68)	0.98	1.16		(0.62)

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.43)	(0.34)	(0.55)	(0.33)		(0.44)
Return of capital	—		—	(0.04)	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.29)		(0.43)	(0.38)	(0.55)	(0.36)		(0.44)

Net asset value, end of period/year	$9.18		$10.54	$9.89	$10.95	$10.52		$9.72
Total return	(10.26	)%(C)	11.00%	(6.21)%	9.44%	12.25%		(5.86)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$96,257		$135,377	$161,794	$214,450	$169,122		$60,406
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.70%	0.73%	0.72%	0.72%		0.70%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.70%	0.73%	0.72%	0.72	%(B)	0.70%
Net investment income (loss) to average net assets	6.18	%(D)	6.08%	5.21%	5.83%	6.48	%(B)	6.29%
Portfolio turnover rate	128	%(C)	255%	221%	247%	257%		237%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.53		$9.88	$10.94	$10.52	$9.71		$10.37

Investment operations:
Net investment income (loss) (B)	0.32		0.63	0.58	0.64	0.66	(C)	0.28
Net realized and unrealized gain (loss)	(1.39)		0.45	(1.26)	0.33	0.51		(0.66)
Total investment operations	(1.07)		1.08	(0.68)	0.97	1.17		(0.38)

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.43)	(0.34)	(0.55)	(0.33)		(0.28)
Return of capital	—		—	(0.04)	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.29)		(0.43)	(0.38)	(0.55)	(0.36)		(0.28)

Net asset value, end of period/year	$9.17		$10.53	$9.88	$10.94	$10.52		$9.71
Total return	(10.17	)%(D)	11.01%	(6.30)%	9.45%	12.36%		(3.71	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,540		$5,915	$5,512	$6,933	$87		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.70%	0.73%	0.72%	0.72%		0.71	%(E)
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.70%	0.73%	0.72%	0.72	%(C)	0.71	%(E)
Net investment income (loss) to average net assets	6.22	%(E)	6.09%	5.50%	5.87%	6.62	%(C)	6.66	%(E)
Portfolio turnover rate	128	%(D)	255%	221%	247%	257%		237%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class A
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.89		$9.25		$11.01		$8.83	$8.50		$10.25

Investment operations:
Net investment income (loss) (A)	0.02		0.18		0.07		0.12	0.07	(B)	0.06
Net realized and unrealized gain (loss)	(0.99)		0.49		(1.75)		2.20	0.34		(1.70)
Total investment operations	(0.97)		0.67		(1.68)		2.32	0.41		(1.64)

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.03)		(0.08)		(0.14)	(0.08)		(0.11)

Net asset value, end of period/year	$8.70		$9.89		$9.25		$11.01	$8.83		$8.50
Total return (C)	(10.04	)%(D)	7.15%		(15.32)%		26.75%	4.88%		(16.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,301		$4,026		$4,331		$10,421	$2,368		$1,669
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.67	%(E)(F)	1.59	%(F)	1.53	%(F)	1.59%	1.73%		1.60%
Including waiver and/or reimbursement and recapture	1.54	%(E)(F)	1.57	%(F)	1.53	%(F)	1.59%	1.72	%(B)	1.60%
Net investment income (loss) to average net assets	0.33	%(E)	1.87%		0.61%		1.16%	0.87	%(B)	0.63%
Portfolio turnover rate	27	%(D)	49%		75%		49%	61%		89%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.76		$9.15		$10.89		$8.74	$8.41		$10.14

Investment operations:
Net investment income (loss) (A)	(0.02)		0.08		0.01		0.02	0.02	(B)	0.01
Net realized and unrealized gain (loss)	(0.97)		0.53		(1.75)		2.22	0.34		(1.70)
Total investment operations	(0.99)		0.61		(1.74)		2.24	0.36		(1.69)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—		(0.00	)(C)	(0.09)	(0.03)		(0.04)

Net asset value, end of period/year	$8.62		$9.76		$9.15		$10.89	$8.74		$8.41
Total return (D)	(10.30	)%(E)	6.56%		(15.95)%		25.97%	4.28%		(16.73)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$788		$934		$1,625		$2,552	$1,846		$1,882
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.26	%(F)(H)	2.18	%(G)(H)	2.23	%(H)	2.28%	2.33%		2.28%
Including waiver and/or reimbursement and recapture	2.25	%(F)(H)	2.18	%(G)(H)	2.23	%(H)	2.28%	2.32	%(B)	2.28%
Net investment income (loss) to average net assets	(0.37	)%(F)	0.89%		0.09%		0.23%	0.23	%(B)	0.08%
Portfolio turnover rate	27	%(E)	49%		75%		49%	61%		89%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
(H)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.95		$9.32		$11.07		$8.88	$8.55		$10.30

Investment operations:
Net investment income (loss) (A)	0.04		0.24		0.13		0.17	0.08	(B)	0.10
Net realized and unrealized gain (loss)	(0.98)		0.48		(1.77)		2.19	0.36		(1.72)
Total investment operations	(0.94)		0.72		(1.64)		2.36	0.44		(1.62)

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.09)		(0.11)		(0.17)	(0.11)		(0.13)

Net asset value, end of period/year	$8.73		$9.95		$9.32		$11.07	$8.88		$8.55
Total return	(9.87	)%(C)	7.86%		(15.01)%		27.20%	5.30%		(15.89)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,801		$6,956		$6,653		$8,072	$476		$1,281
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(D)(E)	1.07	%(E)(F)	1.20	%(E)	1.27%	1.31%		1.25%
Including waiver and/or reimbursement and recapture	1.11	%(D)(E)	1.07	%(E)(F)	1.20	%(E)	1.27%	1.31	%(B)	1.25%
Net investment income (loss) to average net assets	0.81	%(D)	2.44%		1.20%		1.64%	1.04	%(B)	1.01%
Portfolio turnover rate	27	%(C)	49%		75%		49%	61%		89%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.96		$9.33		$11.08		$8.89	$8.56		$10.30

Investment operations:
Net investment income (loss) (A)	0.04		0.24		0.19		0.13	0.12	(B)	0.12
Net realized and unrealized gain (loss)	(0.98)		0.50		(1.83)		2.24	0.33		(1.72)
Total investment operations	(0.94)		0.74		(1.64)		2.37	0.45		(1.60)

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.11)		(0.11)		(0.18)	(0.12)		(0.14)

Net asset value, end of period/year	$8.73		$9.96		$9.33		$11.08	$8.89		$8.56
Total return	(9.82	)%(C)	7.90%		(14.94)%		27.35%	5.41%		(15.74)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$488,873		$808,995		$847,486		$217,617	$146,458		$270,402
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(D)(E)	0.97	%(E)	1.10	%(E)	1.17%	1.19%		1.14%
Including waiver and/or reimbursement and recapture	1.01	%(D)(E)	0.96	%(E)	1.10	%(E)	1.17%	1.18	%(B)	1.14%
Net investment income (loss) to average net assets	0.80	%(D)	2.48%		1.83%		1.37%	1.46	%(B)	1.26%
Portfolio turnover rate	27	%(C)	49%		75%		49%	61%		89%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Emerging Markets Opportunities
	Class I
	April 30, 2020 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.01
Net realized and unrealized gain (loss)	(1.98)
Total investment operations	(1.97)

Net asset value, end of period	$8.03
Total return	(19.70	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$30
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.09	%(E)
Including waiver and/or reimbursement and recapture	0.98	%(E)
Net investment income (loss) to average net assets	0.36	%(E)
Portfolio turnover rate	27	%(C)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Emerging Markets Opportunities
	Class I2
	April 30, 2020 (unaudited) (A)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income (loss) (B)	0.03
Net realized and unrealized gain (loss)	(2.00)
Total investment operations	(1.97)

Net asset value, end of period	$8.03
Total return	(19.70	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$409,446
Expenses to average net assets (D)	0.90	%(E)
Net investment income (loss) to average net assets	1.09	%(E)
Portfolio turnover rate	27	%(C)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Event Driven
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.60		$10.36		$10.46	$9.78

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.02		(0.02)	0.10
Net realized and unrealized gain (loss)	0.03		0.41		0.08	0.60
Total investment operations	0.03		0.43		0.06	0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.16)	(0.02)
Net realized gains	(0.04)		(0.19)		—	—
Total dividends and/or distributions to shareholders	(0.04)		(0.19)		(0.16)	(0.02)

Net asset value, end of period/year	$10.59		$10.60		$10.36	$10.46
Total return	0.32	%(D)	4.34%		0.57%	7.19	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$690		$834		$706	$60
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.53	%(F)	1.61%		1.69%	1.81	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.39	%(F)	1.53%		1.49%	1.44	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(F)	1.35%		1.35%	1.38	%(F)
Net investment income (loss) to average net assets	(0.08	)%(F)	0.18%		(0.15)%	1.03	%(F)
Portfolio turnover rate	91	%(D)	214%		514%	633%

(A)	Commenced operations on November 11, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Event Driven
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.45		$10.22		$10.31	$9.83	$9.66		$10.00

Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.02		(0.04)	0.16	0.15	(D)	(0.03	)(E)
Net realized and unrealized gain (loss)	0.03		0.40		0.11	0.48	0.04	(F)	(0.31	)(E)
Total investment operations	0.03		0.42		0.07	0.64	0.19		(0.34)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)	(0.16)	(0.16)	(0.02)		—
Net realized gains	(0.04)		(0.19)		—	—	—		—
Total dividends and/or distributions to shareholders	(0.04)		(0.19)		(0.16)	(0.16)	(0.02)		—

Net asset value, end of period/year	$10.44		$10.45		$10.22	$10.31	$9.83		$9.66
Total return	0.32	%(G)	4.41%		0.68%	6.55%	1.98%		(3.30	)%(G)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$74,388		$93,086		$116,012	$90,175	$97,399		$125,039
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.43	%(I)	1.51%		1.68%	1.76%	2.57%		2.96	%(E)(I)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.39	%(I)	1.54%		1.60%	1.62%	2.53	%(D)	2.77	%(E)(I)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(I)	1.35%		1.35%	1.45%	1.73	%(D)	1.66	%(I)
Net investment income (loss) to average net assets	(0.08	)%(I)	0.19%		(0.40)%	1.55%	1.62	%(D)	(0.44	)%(E)(I)
Portfolio turnover rate	91	%(G)	214%		514%	633%	579%		305%

(A)	Commenced operations on March 31, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. Please reference the Reclassification section of the Notes to Financial Statements for additional information.
(F)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(G)	Not annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.61		$9.87	$9.97	$9.95	$9.82		$9.92

Investment operations:
Net investment income (loss) (A)	0.21		0.48	0.42	0.38	0.40	(B)	0.34
Net realized and unrealized gain (loss)	(0.96)		(0.26)	(0.10)	0.03	0.12		(0.08)
Total investment operations	(0.75)		0.22	0.32	0.41	0.52		0.26

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.48)	(0.42)	(0.39)	(0.39)		(0.35)
Net realized gains	—		—	—	—	—		(0.01)
Total dividends and/or distributions to shareholders	(0.20)		(0.48)	(0.42)	(0.39)	(0.39)		(0.36)

Net asset value, end of period/year	$8.66		$9.61	$9.87	$9.97	$9.95		$9.82
Total return (C)	(7.98	)%(D)	2.44%	3.32%	4.14%	5.50%		2.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,833		$24,106	$37,011	$38,312	$6,327		$3,360
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.26	%(F)	1.07%	1.07%	1.08%	1.11%		1.11%
Including waiver and/or reimbursement and recapture	1.05	%(F)	1.05%	1.05%	1.05%	1.05	%(B)	1.05%
Net investment income (loss) to average net assets	4.52	%(F)	4.94%	4.22%	3.79%	4.05	%(B)	3.46%
Portfolio turnover rate	13	%(D)	23%	54%	55%	50%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.62		$9.87	$9.97	$9.95	$9.82		$9.92

Investment operations:
Net investment income (loss) (A)	0.18		0.41	0.35	0.30	0.32	(B)	0.27
Net realized and unrealized gain (loss)	(0.96)		(0.25)	(0.10)	0.04	0.13		(0.08)
Total investment operations	(0.78)		0.16	0.25	0.34	0.45		0.19

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.41)	(0.35)	(0.32)	(0.32)		(0.28)
Net realized gains	—		—	—	—	—		(0.01)
Total dividends and/or distributions to shareholders	(0.17)		(0.41)	(0.35)	(0.32)	(0.32)		(0.29)

Net asset value, end of period/year	$8.67		$9.62	$9.87	$9.97	$9.95		$9.82
Total return (C)	(8.22	)%(D)	1.68%	2.55%	3.36%	4.70%		1.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,864		$18,255	$22,412	$17,549	$6,669		$2,904
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.00	%(F)	1.81%	1.83%	1.83%	1.84%		1.86%
Including waiver and/or reimbursement and recapture	1.80	%(F)	1.80%	1.80%	1.80%	1.80	%(B)	1.80%
Net investment income (loss) to average net assets	3.81	%(F)	4.22%	3.50%	3.05%	3.30	%(B)	2.78%
Portfolio turnover rate	13	%(D)	23%	54%	55%	50%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.58		$9.84	$9.94	$9.92	$9.79		$9.92

Investment operations:
Net investment income (loss) (A)	0.22		0.51	0.45	0.40	0.41	(B)	0.35
Net realized and unrealized gain (loss)	(0.96)		(0.26)	(0.10)	0.04	0.14		(0.09)
Total investment operations	(0.74)		0.25	0.35	0.44	0.55		0.26

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.51)	(0.45)	(0.42)	(0.42)		(0.38)
Net realized gains	—		—	—	—	—		(0.01)
Total dividends and/or distributions to shareholders	(0.21)		(0.51)	(0.45)	(0.42)	(0.42)		(0.39)

Net asset value, end of period/year	$8.63		$9.58	$9.84	$9.94	$9.92		$9.79
Total return	(7.90	)%(C)	2.69%	3.57%	4.40%	5.75%		2.66%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,478		$99,384	$187,447	$72,316	$13,061		$787
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.00	%(E)	0.82%	0.85%	0.85%	0.85%		0.87%
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.80%	0.80%	0.80%	0.80	%(B)	0.80%
Net investment income (loss) to average net assets	4.78	%(E)	5.20%	4.56%	4.02%	4.21	%(B)	3.57%
Portfolio turnover rate	13	%(C)	23%	54%	55%	50%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.62		$9.87	$9.97	$9.95	$9.82		$9.92

Investment operations:
Net investment income (loss) (A)	0.22		0.52	0.45	0.41	0.42	(B)	0.38
Net realized and unrealized gain (loss)	(0.97)		(0.25)	(0.09)	0.03	0.13		(0.09)
Total investment operations	(0.75)		0.27	0.36	0.44	0.55		0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.52)	(0.46)	(0.42)	(0.42)		(0.38)
Net realized gains	—		—	—	—	—		(0.01)
Total dividends and/or distributions to shareholders	(0.21)		(0.52)	(0.46)	(0.42)	(0.42)		(0.39)

Net asset value, end of period/year	$8.66		$9.62	$9.87	$9.97	$9.95		$9.82
Total return	(7.91	)%(C)	2.78%	3.64%	4.45%	5.81%		2.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9		$81,278	$473,047	$512,061	$374,908		$336,546
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	0.72%	0.75%	0.75%	0.75%		0.77%
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.72%	0.75%	0.75%	0.75	%(B)(F)	0.80%
Net investment income (loss) to average net assets	4.41	%(E)	5.30%	4.54%	4.12%	4.32	%(B)	3.79%
Portfolio turnover rate	13	%(C)	23%	54%	55%	50%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class A
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$14.19		$13.17		$13.58		$11.14	$11.15		$11.08

Investment operations:
Net investment income (loss) (A)	0.01		0.11		0.05		0.08	0.08	(B)	0.05
Net realized and unrealized gain (loss)	(1.43)		0.91		(0.20)		2.64	(0.09)		0.02
Total investment operations	(1.42)		1.02		(0.15)		2.72	(0.01)		0.07

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.00	)(C)	(0.26)		(0.28)	—		—
Net realized gains	(0.64)		—		—		—	—		—
Total dividends and/or distributions to shareholders	(0.80)		(0.00)		(0.26)		(0.28)	—		—

Net asset value, end of period/year	$11.97		$14.19		$13.17		$13.58	$11.14		$11.15
Total return (D)	(10.86	)%(E)	7.77%		(1.18)%		24.92%	(0.09)%		0.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,242		$55,612		$51,912		$42,264	$39,699		$48,311
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46	%(F)(G)	1.48	%(G)	1.45	%(G)	1.49%	1.39%		1.36	%(G)
Including waiver and/or reimbursement and recapture	1.35	%(F)(G)	1.35	%(G)	1.35	%(G)	1.35%	1.34	%(B)	1.35	%(G)
Net investment income (loss) to average net assets	0.21	%(F)	0.80%		0.35%		0.68%	0.74	%(B)	0.46%
Portfolio turnover rate	37	%(E)	51%		36%		38%	63%		51%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$13.77		$12.87		$13.27		$10.89	$10.98		$10.99

Investment operations:
Net investment income (loss) (A)	(0.04)		0.01		(0.06)		(0.01)	0.00	(B)(C)	(0.03)
Net realized and unrealized gain (loss)	(1.41)		0.89		(0.19)		2.58	(0.09)		0.02
Total investment operations	(1.45)		0.90		(0.25)		2.57	(0.09)		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.15)		(0.19)	—		—
Net realized gains	(0.64)		—		—		—	—		—
Total dividends and/or distributions to shareholders	(0.64)		—		(0.15)		(0.19)	—		—

Net asset value, end of period/year	$11.68		$13.77		$12.87		$13.27	$10.89		$10.98
Total return (D)	(11.23	)%(E)	6.99%		(1.91)%		23.90%	(0.82)%		(0.09)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,274		$10,113		$20,289		$44,450	$48,720		$61,427
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.27	%(F)(G)	2.19	%(G)	2.18	%(G)	2.21%	2.13%		2.10	%(G)
Including waiver and/or reimbursement and recapture	2.10	%(F)(G)	2.10	%(G)	2.10	%(G)	2.10%	2.09	%(C)	2.10	%(G)(H)
Net investment income (loss) to average net assets	(0.56	)%(F)	0.04%		(0.41)%		(0.07)%	(0.01	)%(C)	(0.29)%
Portfolio turnover rate	37	%(E)	51%		36%		38%	63%		51%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$14.23		$13.20		$13.61		$11.19	$11.17		$11.06

Investment operations:
Net investment income (loss) (A)	0.03		0.15		0.08		0.11	0.11	(B)	0.09
Net realized and unrealized gain (loss)	(1.44)		0.91		(0.20)		2.64	(0.08)		0.02
Total investment operations	(1.41)		1.06		(0.12)		2.75	0.03		0.11

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.03)		(0.29)		(0.33)	(0.01)		—
Net realized gains	(0.64)		—		—		—	—		—
Total dividends and/or distributions to shareholders	(0.83)		(0.03)		(0.29)		(0.33)	(0.01)		—

Net asset value, end of period/year	$11.99		$14.23		$13.20		$13.61	$11.19		$11.17
Total return	(10.76	)%(C)	8.07%		(0.94)%		25.20%	0.24%		0.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,983		$38,582		$32,283		$34,572	$28,605		$37,576
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(D)(E)	1.11	%(E)	1.12	%(E)	1.14%	1.04%		1.03	%(E)
Including waiver and/or reimbursement and recapture	1.10	%(D)(E)	1.10	%(E)	1.10	%(E)	1.10%	1.02	%(B)	1.04	%(E)
Net investment income (loss) to average net assets	0.46	%(D)	1.09%		0.59%		0.93%	1.04	%(B)	0.78%
Portfolio turnover rate	37	%(C)	51%		36%		38%	63%		51%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Global Equity
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$14.25		$13.22		$13.62		$11.22	$11.18		$11.63

Investment operations:
Net investment income (loss) (B)	0.04		0.15		0.10		0.13	0.09	(C)	0.03
Net realized and unrealized gain (loss)	(1.44)		0.92		(0.20)		2.63	(0.05)		(0.48	)(D)
Total investment operations	(1.40)		1.07		(0.10)		2.76	0.04		(0.45)

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.04)		(0.30)		(0.36)	(0.00	)(E)	—
Net realized gains	(0.64)		—		—		—	—		—
Total dividends and/or distributions to shareholders	(0.85)		(0.04)		(0.30)		(0.36)	(0.00)		—

Net asset value, end of period/year	$12.00		$14.25		$13.22		$13.62	$11.22		$11.18
Total return	(10.73	)%(F)	8.14%		(0.80)%		25.19%	0.36%		(3.87	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$660		$967		$949		$1,114	$140		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(G)(H)	1.01	%(H)	1.02	%(H)	1.04%	0.95%		0.93	%(G)(H)
Including waiver and/or reimbursement and recapture	0.99	%(G)(H)	1.01	%(H)	1.02	%(H)	1.04%	0.94	%(C)	0.93	%(G)(H)
Net investment income (loss) to average net assets	0.58	%(G)	1.08%		0.70%		1.01%	0.82	%(C)	0.61	%(G)
Portfolio turnover rate	37	%(F)	51%		36%		38%	63%		51%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.02	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)
Total investment operations	0.00	(B)	0.02	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)(D)	(0.02)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (E)	0.47	%(D)(F)	1.64%	0.46%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,469		$187,635	$171,707		$191,477		$192,607		$105,532
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65	%(G)	0.65%	0.68%		0.78%		0.87%		1.07%
Including waiver and/or reimbursement and recapture	0.64	%(G)(H)	0.73%	1.25%		0.82	%(I)	0.43	%(C)(I)	0.27	%(I)
Net investment income (loss) to average net assets	0.91	%(G)	1.62%	0.44%		0.01%		0.01	%(C)	0.00	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)

Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to financial statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.00 lower and 0.09% lower, respectively, had the Fund not paid out the distribution(s).

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(I)

Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(J)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.01		0.01	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)
Total investment operations	0.01		0.01	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.01	)(D)	(0.01)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (E)	1.43	%(D)(F)	0.57%	0.01%		0.01%		0.01%		0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,052		$9,218	$13,477		$19,707		$22,189		$21,500
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.43	%(G)	1.41%	1.46%		1.56%		1.61%		1.68%
Including waiver and/or reimbursement and recapture	1.06	%(G)(H)	1.77%	1.69	%(I)	0.81	%(I)	0.43	%(C)(I)	0.27	%(I)
Net investment income (loss) to average net assets	2.76	%(G)	0.57%	0.01%		0.01%		0.01	%(C)	0.00	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)

Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to financial statements for more information regarding Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.01 lower and 1.31% lower, respectively, had the Fund not paid out the distribution(s).

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(I)

Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(J)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.02	0.01		0.00	(B)	0.00	(B)(C)	0.00	(B)
Total investment operations	0.00	(B)	0.02	0.01		0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.02)	(0.01)		(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return	0.46	%(D)	1.89%	0.95%		0.01%		0.01%		0.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,487		$18,213	$21,281		$21,578		$21,185		$18,529
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.50	%(E)	0.50%	0.52%		0.62%		0.69%		0.78%
Including waiver and/or reimbursement and recapture	0.48	%(E)(F)	0.48%	0.76	%(G)	0.82	%(G)	0.43	%(C)(G)	0.26	%(G)
Net investment income (loss) to average net assets	0.92	%(E)	1.87%	0.94%		0.01%		0.01	%(C)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(G)

Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income (loss) (A)	0.01		0.01	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)
Total investment operations	0.01		0.01	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)

Net asset value, end of period/year	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return	0.55	%(D)	1.42%	0.01%		0.01%		0.01%		0.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,691		$5,400	$4,017		$7,850		$11,954		$35,245
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.30	%(E)	0.30%	0.32%		0.43%		0.48%		0.54%
Including waiver and/or reimbursement and recapture	0.30	%(E)(F)(G)	0.88%	1.64%		0.79	%(H)	0.43	%(C)(H)	0.26	%(H)
Net investment income (loss) to average net assets	1.09	%(E)	1.47%	0.00	%(I)	0.01%		0.01	%(C)	0.01%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(H)

Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(I)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.01		0.02		0.01	0.00	(C)
Total investment operations	0.01		0.02		0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.02)		(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00		$1.00	$1.00
Total return	0.55	%(D)	2.07%		1.41%	0.34	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,908		$134,883		$106,431	$122,549
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.30	%(E)	0.30%		0.32%	0.40	%(E)
Including waiver and/or reimbursement and recapture	0.30	%(E)(F)(G)	0.30	%(F)	0.30%	0.30	%(E)(H)
Net investment income (loss) to average net assets	1.13	%(E)	2.02%		1.41%	0.86	%(E)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
(G)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(H)

Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class R2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00	$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.02	0.01	0.00	(C)
Total investment operations	0.00	(C)	0.02	0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.02)	(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00	$1.00	$1.00
Total return	0.35	%(D)	1.56%	0.91%	0.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$968,882		$910,347	$728,262	$634,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.85%	0.88%	0.91	%(E)
Including waiver and/or reimbursement and recapture	0.71	%(E)(F)	0.80%	0.80%	0.80	%(E)
Net investment income (loss) to average net assets	0.69	%(E)	1.54%	0.92%	0.30	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods and years indicated:	Transamerica Government Money Market
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$1.00		$1.00	$1.00	$1.00

Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.02	0.01	0.00	(C)
Total investment operations	0.00	(C)	0.02	0.01	0.00	(C)

Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.02)	(0.01)	(0.00	)(C)

Net asset value, end of period/year	$1.00		$1.00	$1.00	$1.00
Total return	0.45	%(D)	1.86%	1.21%	0.03	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$114,568		$117,731	$174,150	$190,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.55%	0.57%	0.65	%(E)
Including waiver and/or reimbursement and recapture	0.50	%(E)(F)	0.50%	0.50%	0.50	%(E)
Net investment income (loss) to average net assets	0.88	%(E)	1.85%	1.19%	0.61	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)

Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period	$10.00		$9.79		$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.17		0.25		0.21	0.09
Net realized and unrealized gain (loss)	(0.32)		0.27		(0.15)	(0.04)
Total investment operations	(0.15)		0.52		0.06	0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.31)		(0.24)	(0.08)
Net asset value, end of period	$9.67		$10.00		$9.79	$9.97
Total return	(1.43	)%(C)	5.38%		0.57%	0.51	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$126,875		$185,244		$231,291	$242,577

Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48	%(D)	0.45%		0.44%	0.48	%(D)
Including waiver and/or reimbursement and recapture	0.48	%(D)	0.45	%(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	3.41	%(D)	2.55%		2.16%	1.63	%(D)
Portfolio turnover rate	40	%(C)	69%		120%	31%

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period	$10.02		$9.82		$9.99	$10.00

Investment operations:
Net investment income (loss) (B)	0.14		0.20		0.16	0.06
Net realized and unrealized gain (loss)	(0.30)		0.26		(0.15)	(0.03)
Total investment operations	(0.16)		0.46		0.01	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.26)		(0.18)	(0.04)
Net asset value, end of period	$9.70		$10.02		$9.82	$9.99
Total return	(1.57	)%(C)	4.85%		0.14%	0.32	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$12,961		$12,401		$13,520	$19,443

Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.94%		0.93%	0.97	%(D)
Including waiver and/or reimbursement and recapture	0.97	%(D)	0.94	%(E)	0.90%	0.97	%(D)
Net investment income (loss) to average net assets	2.83	%(D)	2.00%		1.60%	1.03	%(D)
Portfolio turnover rate	40	%(C)	69%		120%	31%

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.00		$9.79	$9.97	$9.98		$10.03		$10.17	$10.29

Investment operations:
Net investment income (loss) (D)	0.16		0.22	0.19	0.11		0.14		0.10	0.13
Net realized and unrealized gain (loss)	(0.32)		0.28	(0.16)	0.01	(E)	(0.01)		(0.06)	(0.07)
Total investment operations	(0.16)		0.50	0.03	0.12		0.13		0.04	0.06

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.29)	(0.21)	(0.13)		(0.18)		(0.18)	(0.18)

Net asset value, end of period/year	$9.67		$10.00	$9.79	$9.97		$9.98		$10.03	$10.17
Total return	(1.53	)%(F)	5.15%	0.31%	1.13	%(F)	1.31%		0.38%	0.55%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,530		$41,701	$37,838	$40,216		$56,312		$57,227	$58,080
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(G)	0.70%	0.69%	0.75	%(G)	0.78%		0.76%	0.77%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.65%	0.65%	0.66	%(G)(H)	0.64	%(I)	0.65%	0.65%
Net investment income (loss) to average net assets	3.18	%(G)	2.24%	1.89%	1.33	%(G)	1.34%		1.01%	1.21%
Portfolio turnover rate	40	%(F)	69%	120%	31	%(F)	92%		70%	92%

(A)	Transamerica Partners Institutional High Quality Bond reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.01		$8.86	$9.34	$9.06	$8.97		$9.68

Investment operations:
Net investment income (loss) (A)	0.20		0.48	0.50	0.48	0.49	(B)	0.48
Net realized and unrealized gain (loss)	(1.09)		0.16	(0.49)	0.30	0.10		(0.58)
Total investment operations	(0.89)		0.64	0.01	0.78	0.59		(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.49)	(0.49)	(0.50)	(0.50)		(0.49)
Net realized gains	—		—	—	—	—		(0.12)
Total dividends and/or distributions to shareholders	(0.22)		(0.49)	(0.49)	(0.50)	(0.50)		(0.61)

Net asset value, end of period/year	$7.90		$9.01	$8.86	$9.34	$9.06		$8.97
Total return (C)	(10.11	)%(D)	7.79%	(0.20)%	8.63%	6.95%		(1.11)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,746		$94,450	$87,028	$104,904	$114,761		$127,509
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(E)	1.09%	1.08%	1.04%	1.02%		1.00%
Including waiver and/or reimbursement and recapture	1.06	%(E)	1.05%	1.00%	1.04%	1.01	%(B)	1.00%
Net investment income (loss) to average net assets	4.64	%(E)	5.36%	5.45%	5.24%	5.64	%(B)	5.14%
Portfolio turnover rate	18	%(D)	38%	35%	39%	49%		61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$8.97		$8.81	$9.30	$9.02	$8.92		$9.64

Investment operations:
Net investment income (loss) (A)	0.17		0.42	0.43	0.42	0.43	(B)	0.41
Net realized and unrealized gain (loss)	(1.09)		0.16	(0.50)	0.29	0.10		(0.59)
Total investment operations	(0.92)		0.58	(0.07)	0.71	0.53		(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.42)	(0.42)	(0.43)	(0.43)		(0.42)
Net realized gains	—		—	—	—	—		(0.12)
Total dividends and/or distributions to shareholders	(0.19)		(0.42)	(0.42)	(0.43)	(0.43)		(0.54)

Net asset value, end of period/year	$7.86		$8.97	$8.81	$9.30	$9.02		$8.92
Total return (C)	(10.37	)%(D)	6.88%	(0.88)%	7.91%	6.34%		(1.95)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,226		$26,922	$31,361	$46,129	$51,787		$58,147
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.75	%(E)	1.76%	1.75%	1.73%	1.74%		1.74%
Including waiver and/or reimbursement and recapture	1.75	%(E)	1.75%	1.72%	1.73%	1.73	%(B)	1.74%
Net investment income (loss) to average net assets	3.96	%(E)	4.68%	4.74%	4.56%	4.93	%(B)	4.41%
Portfolio turnover rate	18	%(D)	38%	35%	39%	49%		61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.06		$8.91		$9.40	$9.13	$9.03		$9.74

Investment operations:
Net investment income (loss) (A)	0.22		0.51		0.52	0.52	0.52	(B)	0.51
Net realized and unrealized gain (loss)	(1.08)		0.16		(0.49)	0.28	0.10		(0.59)
Total investment operations	(0.86)		0.67		0.03	0.80	0.62		(0.08)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.52)		(0.52)	(0.53)	(0.52)		(0.51)
Net realized gains	—		—		—	—	—		(0.12)
Total dividends and/or distributions to shareholders	(0.24)		(0.52)		(0.52)	(0.53)	(0.52)		(0.63)

Net asset value, end of period/year	$7.96		$9.06		$8.91	$9.40	$9.13		$9.03
Total return	(9.85	)%(C)	7.93%		0.17%	8.83%	7.33%		(0.85)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$131,959		$67,078		$80,141	$164,626	$155,777		$127,675
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(D)	0.74%		0.74%	0.73%	0.73%		0.74%
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.74	%(E)	0.71%	0.73%	0.72	%(B)	0.74%
Net investment income (loss) to average net assets	5.03	%(D)	5.66%		5.67%	5.54%	5.86	%(B)	5.32%
Portfolio turnover rate	18	%(C)	38%		35%	39%	49%		61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$9.10		$8.94		$9.43	$9.15	$9.05		$9.77

Investment operations:
Net investment income (loss) (A)	0.23		0.52		0.54	0.53	0.53	(B)	0.52
Net realized and unrealized gain (loss)	(1.10)		0.17		(0.50)	0.29	0.10		(0.60)
Total investment operations	(0.87)		0.69		0.04	0.82	0.63		(0.08)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.53)		(0.53)	(0.54)	(0.53)		(0.52)
Net realized gains	—		—		—	—	—		(0.12)
Total dividends and/or distributions to shareholders	(0.25)		(0.53)		(0.53)	(0.54)	(0.53)		(0.64)

Net asset value, end of period/year	$7.98		$9.10		$8.94	$9.43	$9.15		$9.05
Total return	(9.89	)%(C)	8.17%		0.30%	9.05%	7.43%		(0.84)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$773,503		$477,381		$472,589	$858,441	$958,137		$788,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61	%(D)	0.63%		0.63%	0.63%	0.63%		0.64%
Including waiver and/or reimbursement and recapture	0.61	%(D)	0.63	%(E)	0.61%	0.63%	0.62	%(B)	0.64%
Net investment income (loss) to average net assets	5.25	%(D)	5.80%		5.83%	5.65%	6.01	%(B)	5.51%
Portfolio turnover rate	18	%(C)	38%		35%	39%	49%		61%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.10		$8.93		$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.22		0.52		0.54	0.32
Net realized and unrealized gain (loss)	(1.09)		0.18		(0.50)	0.18
Total investment operations	(0.87)		0.70		0.04	0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.53)		(0.54)	(0.32)

Net asset value, end of period/year	$7.98		$9.10		$8.93	$9.43
Total return	(9.79	)%(C)	8.02%		0.33%	5.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$202,937		$279,020		$298,604	$380,900
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61	%(D)	0.63%		0.63%	0.63	%(D)
Including waiver and/or reimbursement and recapture	0.61	%(D)	0.63	%(E)	0.60%	0.60	%(D)
Net investment income (loss) to average net assets	5.07	%(D)	5.79%		5.85%	5.69	%(D)
Portfolio turnover rate	18	%(C)	38%		35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.10		$8.93	$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.20		0.48	0.49	0.29
Net realized and unrealized gain (loss)	(1.10)		0.17	(0.50)	0.19
Total investment operations	(0.90)		0.65	(0.01)	0.48

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.48)	(0.49)	(0.30)

Net asset value, end of period/year	$7.98		$9.10	$8.93	$9.43
Total return	(10.01	)%(C)	7.51%	(0.17)%	5.19	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,281		$35,439	$42,802	$55,724
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(D)	1.26%	1.23%	1.14	%(D)
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.10%	1.10%	1.10	%(D)
Net investment income (loss) to average net assets	4.63	%(D)	5.33%	5.35%	5.12	%(D)
Portfolio turnover rate	18	%(C)	38%	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.10		$8.93	$9.43	$9.25

Investment operations:
Net investment income (loss) (B)	0.21		0.50	0.52	0.31
Net realized and unrealized gain (loss)	(1.09)		0.18	(0.51)	0.18
Total investment operations	(0.88)		0.68	0.01	0.49

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.51)	(0.51)	(0.31)

Net asset value, end of period/year	$7.98		$9.10	$8.93	$9.43
Total return	(9.90	)%(C)	7.78%	0.08%	5.35	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$375,258		$396,605	$361,072	$369,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.88%	0.88%	0.88	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.85%	0.85	%(D)
Net investment income (loss) to average net assets	4.90	%(D)	5.56%	5.61%	5.43	%(D)
Portfolio turnover rate	18	%(C)	38%	35%	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.10		$8.94		$9.43	$9.15	$9.05		$9.56

Investment operations:
Net investment income (loss) (B)	0.22		0.52		0.54	0.54	0.52	(C)	0.22
Net realized and unrealized gain (loss)	(1.09)		0.17		(0.50)	0.28	0.11		(0.51)
Total investment operations	(0.87)		0.69		0.04	0.82	0.63		(0.29)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.53)		(0.53)	(0.54)	(0.53)		(0.22)

Net asset value, end of period/year	$7.98		$9.10		$8.94	$9.43	$9.15		$9.05
Total return	(9.79	)%(D)	8.05%		0.29%	9.06%	7.43%		(3.04	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$44,199		$44,675		$29,499	$34,335	$4,086		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.61	%(E)	0.63%		0.63%	0.63%	0.63%		0.63	%(E)
Including waiver and/or reimbursement and recapture	0.61	%(E)	0.63	%(F)	0.61%	0.63%	0.61	%(C)	0.63	%(E)
Net investment income (loss) to average net assets	5.14	%(E)	5.77%		5.85%	5.73%	5.81	%(C)	5.64	%(E)
Portfolio turnover rate	18	%(D)	38%		35%	39%	49%		61%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.98		$11.34	$11.60	$11.88	$11.47		$11.46

Investment operations:
Net investment income (loss) (A)	0.17		0.42	0.40	0.34	0.31	(B)	0.33
Net realized and unrealized gain (loss)	(1.08)		0.64	(0.26)	(0.11)	0.47		0.36
Total investment operations	(0.91)		1.06	0.14	0.23	0.78		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.42)	(0.40)	(0.35)	(0.30)		(0.32)
Net realized gains	—		—	—	(0.16)	(0.07)		(0.36)
Total dividends and/or distributions to shareholders	(0.22)		(0.42)	(0.40)	(0.51)	(0.37)		(0.68)

Net asset value, end of period/year	$10.85		$11.98	$11.34	$11.60	$11.88		$11.47
Total return (C)	(7.72	)%(D)	9.54%	1.19%	2.26%	6.72%		6.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,145		$22,116	$30,521	$34,191	$58,848		$24,700
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.04%	1.00%	1.04%	0.98%		1.29%
Including waiver and/or reimbursement and recapture	0.91	%(F)	0.91%	0.91%	0.91%	0.91	%(B)	0.91%
Net investment income (loss) to average net assets	2.91	%(F)	3.63%	3.45%	3.02%	2.59	%(B)	2.88%
Portfolio turnover rate	18	%(D)	54%	119%	115%	61%		78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.99		$11.35	$11.61	$11.88	$11.48		$11.47

Investment operations:
Net investment income (loss) (A)	0.14		0.36	0.33	0.28	0.24	(B)	0.26
Net realized and unrealized gain (loss)	(1.09)		0.64	(0.26)	(0.11)	0.46		0.37
Total investment operations	(0.95)		1.00	0.07	0.17	0.70		0.63

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.36)	(0.33)	(0.28)	(0.23)		(0.26)
Net realized gains	—		—	—	(0.16)	(0.07)		(0.36)
Total dividends and/or distributions to shareholders	(0.18)		(0.36)	(0.33)	(0.44)	(0.30)		(0.62)

Net asset value, end of period/year	$10.86		$11.99	$11.35	$11.61	$11.88		$11.48
Total return (C)	(7.99	)%(D)	8.89%	0.59%	1.64%	6.12%		5.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,390		$11,561	$11,389	$12,109	$13,670		$3,708
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.78	%(F)	1.81%	1.76%	1.80%	1.73%		2.04%
Including waiver and/or reimbursement and recapture	1.51	%(F)	1.51%	1.51%	1.51%	1.51	%(B)	1.51%
Net investment income (loss) to average net assets	2.33	%(F)	3.05%	2.84%	2.42%	2.02	%(B)	2.31%
Portfolio turnover rate	18	%(D)	54%	119%	115%	61%		78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.00		$11.36	$11.62	$11.89	$11.48		$11.47

Investment operations:
Net investment income (loss) (A)	0.18		0.44	0.42	0.36	0.33	(B)	0.34
Net realized and unrealized gain (loss)	(1.10)		0.64	(0.26)	(0.10)	0.46		0.37
Total investment operations	(0.92)		1.08	0.16	0.26	0.79		0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.44)	(0.42)	(0.37)	(0.31)		(0.34)
Net realized gains	—		—	—	(0.16)	(0.07)		(0.36)
Total dividends and/or distributions to shareholders	(0.23)		(0.44)	(0.42)	(0.53)	(0.38)		(0.70)

Net asset value, end of period/year	$10.85		$12.00	$11.36	$11.62	$11.89		$11.48
Total return	(7.80	)%(C)	9.70%	1.35%	2.41%	6.96%		6.38%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,892		$75,539	$61,523	$57,151	$55,795		$19,085
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.84%	0.79%	0.83%	0.77%		1.07%
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.76%	0.76%	0.76%	0.76	%(B)	0.76%
Net investment income (loss) to average net assets	3.06	%(E)	3.79%	3.59%	3.17%	2.76	%(B)	3.04%
Portfolio turnover rate	18	%(C)	54%	119%	115%	61%		78%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$12.00		$11.36	$11.62	$11.89	$12.10

Investment operations:
Net investment income (loss) (B)	0.18		0.45	0.42	0.37	0.03
Net realized and unrealized gain (loss)	(1.08)		0.64	(0.26)	(0.11)	(0.21	)(C)
Total investment operations	(0.90)		1.09	0.16	0.26	(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.45)	(0.42)	(0.37)	(0.03)
Net realized gains	—		—	—	(0.16)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.45)	(0.42)	(0.53)	(0.03)

Net asset value, end of period/year	$10.86		$12.00	$11.36	$11.62	$11.89
Total return	(7.64	)%(D)	9.73%	1.42%	2.44%	(1.47	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$11	$10	$10	$10
Expenses to average net assets (E)	0.71	%(F)	0.73%	0.68%	0.72%	0.66	%(F)
Net investment income (loss) to average net assets	3.13	%(F)	3.83%	3.67%	3.21%	3.22	%(F)
Portfolio turnover rate	18	%(D)	54%	119%	115%	61%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
Class A
April 30, 2020 (unaudited)	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015
Net asset value, beginning of period/year	$10.26	$9.58	$9.97	$9.99	$9.57	$9.95

Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.20	0.14	0.08	(B)	0.00	(C)
Net realized and unrealized gain (loss)	0.02	0.67	(0.38)	(0.03)	0.34	(0.34)
Total investment operations	0.11	0.83	(0.18)	0.11	0.42	(0.34)

Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.15)	(0.21)	(0.13)	—	(0.02)
Net realized gains	—	—	—	—	—	(0.01)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and/or distributions to shareholders	(0.06)	(0.15)	(0.21)	(0.13)	—	(0.04)

Net asset value, end of period/year	$10.31	$10.26	$9.58	$9.97	$9.99	$9.57
Total return (D)	1.08	%(E)	8.73%	(1.81)%	1.11%	4.39%	(3.48)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,079	$778	$719	$634	$645	$516
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(F)(G)	1.07	%(G)	0.95	%(G)	1.55%	1.00%	0.99%
Including waiver and/or reimbursement and recapture	1.00	%(F)(G)	1.00	%(G)	1.00	%(G)	1.00%	0.99	%(B)	1.00%
Net investment income (loss) to average net assets	1.70	%(F)	1.59%	2.02%	1.39%	0.81	%(B)	0.01%
Portfolio turnover rate	13	%(E)	23%	36%	41%	39%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.04		$9.41		$9.81		$9.84	$9.50		$9.94

Investment operations:
Net investment income (loss) (A)	0.03		0.08		0.13		0.07	0.01	(B)	(0.08)
Net realized and unrealized gain (loss)	0.04		0.66		(0.38)		(0.03)	0.33		(0.34)
Total investment operations	0.07		0.74		(0.25)		0.04	0.34		(0.42)

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.11)		(0.15)		(0.07)	—		(0.01)
Net realized gains	—		—		—		—	—		(0.01)
Return of capital	—		—		—		—	—		(0.00	)(C)
Total dividends and/or distributions to shareholders	(0.03)		(0.11)		(0.15)		(0.07)	—		(0.02)

Net asset value, end of period/year	$10.08		$10.04		$9.41		$9.81	$9.84		$9.50
Total return (D)	0.66	%(E)	7.90%		(2.59)%		0.46%	3.58%		(4.22)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$536		$529		$456		$709	$517		$371
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.84	%(F)(G)	1.80	%(G)	1.81	%(G)	1.80%	1.77%		1.77%
Including waiver and/or reimbursement and recapture	1.75	%(F)(G)	1.75	%(G)	1.75	%(G)	1.75%	1.74	%(B)	1.75%
Net investment income (loss) to average net assets	0.65	%(F)	0.80%		1.35%		0.70%	0.12	%(B)	(0.85)%
Portfolio turnover rate	13	%(E)	23%		36%		41%	39%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.32		$9.63		$10.03		$10.03	$9.59		$9.95

Investment operations:
Net investment income (loss) (A)	0.08		0.18		0.18		0.17	0.10	(B)	0.01
Net realized and unrealized gain (loss)	0.04		0.68		(0.34)		(0.03)	0.34		(0.33)
Total investment operations	0.12		0.86		(0.16)		0.14	0.44		(0.32)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)		(0.24)		(0.14)	—		(0.02)
Net realized gains	—		—		—		—	—		(0.01)
Return of capital	—		—		—		—	—		(0.01)
Total dividends and/or distributions to shareholders	(0.07)		(0.17)		(0.24)		(0.14)	—		(0.04)

Net asset value, end of period/year	$10.37		$10.32		$9.63		$10.03	$10.03		$9.59
Total return	1.19	%(C)	8.97%		(1.67)%		1.47%	4.59%		(3.22)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,469		$4,658		$2,156		$270	$1,336		$259
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(D)(E)	0.82	%(E)	0.82	%(E)	0.81%	0.79%		0.78%
Including waiver and/or reimbursement and recapture	0.75	%(D)(E)	0.75	%(E)	0.75	%(E)	0.75%	0.74	%(B)	0.75%
Net investment income (loss) to average net assets	1.60	%(D)	1.80%		1.81%		1.76%	0.98	%(B)	0.05%
Portfolio turnover rate	13	%(C)	23%		36%		41%	39%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.35		$9.65		$10.05		$10.05	$9.60		$9.96

Investment operations:
Net investment income (loss) (A)	0.08		0.19		0.24		0.17	0.10	(B)	0.02
Net realized and unrealized gain (loss)	0.04		0.68		(0.40)		(0.02)	0.35		(0.34)
Total investment operations	0.12		0.87		(0.16)		0.15	0.45		(0.32)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)		(0.24)		(0.15)	—		(0.02)
Net realized gains	—		—		—		—	—		(0.01)
Return of capital	—		—		—		—	—		(0.01)
Total dividends and/or distributions to shareholders	(0.07)		(0.17)		(0.24)		(0.15)	—		(0.04)

Net asset value, end of period/year	$10.40		$10.35		$9.65		$10.05	$10.05		$9.60
Total return	1.19	%(C)	9.09%		(1.63)%		1.53%	4.69%		(3.19)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,481		$121,491		$148,450		$171,965	$178,853		$234,802
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(D)(E)	0.71	%(E)	0.70	%(E)	0.70%	0.68%		0.66%
Including waiver and/or reimbursement and recapture	0.75	%(D)(E)	0.71	%(E)	0.70	%(E)	0.70%	0.67	%(B)	0.66%
Net investment income (loss) to average net assets	1.63	%(D)	1.86%		2.38%		1.67%	0.99	%(B)	0.21%
Portfolio turnover rate	13	%(C)	23%		36%		41%	39%		35%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$10.35		$9.66		$10.05		$10.05	$9.92

Investment operations:
Net investment income (loss) (B)	0.09		0.19		0.24		0.17	0.03	(C)
Net realized and unrealized gain (loss)	0.03		0.67		(0.39)		(0.02)	0.10
Total investment operations	0.12		0.86		(0.15)		0.15	0.13

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.17)		(0.24)		(0.15)	—

Net asset value, end of period/year	$10.40		$10.35		$9.66		$10.05	$10.05
Total return	1.19	%(D)	8.97%		(1.53)%		1.53%	1.31	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56		$55		$51		$51	$51
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)(F)	0.71	%(F)	0.70	%(F)	0.70%	0.66	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)(F)	0.71	%(F)	0.70	%(F)	0.70%	0.64	%(C)(E)
Net investment income (loss) to average net assets	1.65	%(E)	1.87%		2.37%		1.69%	1.15	%(C)(E)
Portfolio turnover rate	13	%(D)	23%		36%		41%	39%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.21		$9.63	$9.97	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.17	0.26	0.08
Net realized and unrealized gain (loss)	0.29		0.65	(0.34)	(0.06)
Total investment operations	0.36		0.82	(0.08)	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.24)	(0.26)	(0.05)

Net asset value, end of period/year	$10.48		$10.21	$9.63	$9.97
Total return	3.56	%(C)	8.58%	(0.88)%	0.16	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$95,935		$104,687	$111,874	$144,334
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55	%(E)	0.49%	0.56%	0.52	%(E)
Including waiver and/or reimbursement and recapture	0.53	%(E)	0.47%	0.40%	0.40	%(E)
Net investment income (loss) to average net assets	1.44	%(E)	1.73%	2.59%	1.45	%(E)
Portfolio turnover rate	6	%(C)	14%	134%	51	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.23		$9.65	$9.98	$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.11	0.21	0.05
Net realized and unrealized gain (loss)	0.28		0.67	(0.34)	(0.07)
Total investment operations	0.33		0.78	(0.13)	(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.20)	(0.20)	(0.00	)(C)

Net asset value, end of period/year	$10.49		$10.23	$9.65	$9.98
Total return	3.21	%(D)	8.24%	(1.29)%	(0.20	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,336		$9,125	$10,508	$12,683
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.05	%(F)	0.98%	1.05%	1.01	%(F)
Including waiver and/or reimbursement and recapture	1.00	%(F)	1.00%	0.92%	1.00	%(F)
Net investment income (loss) to average net assets	1.05	%(F)	1.13%	2.07%	0.85	%(F)
Portfolio turnover rate	6	%(D)	14%	134%	51	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.23		$9.63		$9.97		$9.93		$9.69		$9.93	$9.85

Investment operations:
Net investment income (loss) (D)	0.07		0.10		0.23		0.12		0.11		(0.01)	0.09
Net realized and unrealized gain (loss)	0.28		0.72		(0.34)		0.01	(E)	0.26		(0.21)	0.19
Total investment operations	0.35		0.82		(0.11)		0.13		0.37		(0.22)	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.22)		(0.23)		(0.09)		(0.13)		—	(0.14)
Net realized gains	—		—		—		—		—		—	(0.03)
Return of capital	—		—		—		—		—		(0.02)	(0.03)
Total dividends and/or distributions to shareholders	(0.08)		(0.22)		(0.23)		(0.09)		(0.13)		(0.02)	(0.20)

Net asset value, end of period/year	$10.50		$10.23		$9.63		$9.97		$9.93		$9.69	$9.93
Total return	3.42	%(F)	8.58%		(1.15)%		1.37	%(F)	3.76%		(2.18)%	2.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,019		$2,340		$15,421		$23,203		$63,638		$76,421	$85,490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(G)(H)	0.74	%(H)	0.81	%(H)	0.81	%(G)(H)	0.82%		0.80%	0.78%
Including waiver and/or reimbursement and recapture	0.65	%(G)(H)	0.65	%(H)	0.65	%(H)(I)	0.66	%(G)(H)(I)	0.64	%(J)	0.65%	0.65%
Net investment income (loss) to average net assets	1.33	%(G)	1.07%		2.33%		1.41	%(G)	1.13%		(0.13)%	0.93%
Portfolio turnover rate	6	%(F)	14%		134%		51	%(F)	52%		54%	81%

(A)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 0.97-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(J)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.50		$9.70		$10.20	$10.08

Investment operations:
Net investment income (loss) (B)	0.12		0.28		0.27	0.14
Net realized and unrealized gain (loss)	0.20		0.81		(0.49)	0.14
Total investment operations	0.32		1.09		(0.22)	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.28)	(0.16)

Net asset value, end of period/year	$10.69		$10.50		$9.70	$10.20
Total return	3.12	%(C)	11.39%		(2.22)%	2.92	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,297,121		$1,826,481		$1,971,571	$2,058,090
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.42%		0.41%	0.43	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.42	%(E)	0.41%	0.43	%(D)
Net investment income (loss) to average net assets	2.31	%(D)	2.77%		2.68%	2.29	%(D)
Portfolio turnover rate	25	%(C)	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.51		$9.72		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.12		0.28		0.27	0.14
Net realized and unrealized gain (loss)	0.21		0.80		(0.49)	0.15
Total investment operations	0.33		1.08		(0.22)	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.28)	(0.15)

Net asset value, end of period/year	$10.71		$10.51		$9.72	$10.22
Total return	3.21	%(C)	11.26%		(2.21)%	2.87	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$364,444		$485,794		$697,789	$628,055
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.42%		0.41%	0.42	%(D)
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.42	%(E)	0.40%	0.40	%(D)
Net investment income (loss) to average net assets	2.31	%(D)	2.78%		2.70%	2.33	%(D)
Portfolio turnover rate	25	%(C)	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$10.52		$9.73		$10.22	$10.08

Investment operations:
Net investment income (loss) (B)	0.10		0.23		0.22	0.11
Net realized and unrealized gain (loss)	0.21		0.80		(0.48)	0.14
Total investment operations	0.31		1.03		(0.26)	0.25

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.24)		(0.23)	(0.11)

Net asset value, end of period/year	$10.72		$10.52		$9.73	$10.22
Total return	2.99	%(C)	10.68%		(2.61)%	2.50	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,284		$51,335		$94,748	$112,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92	%(D)	0.91%		0.91%	0.91	%(D)
Including waiver and/or reimbursement and recapture	0.92	%(D)	0.91	%(E)	0.90%	0.91	%(D)
Net investment income (loss) to average net assets	1.81	%(D)	2.29%		2.18%	1.75	%(D)
Portfolio turnover rate	25	%(C)	49%		49%	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.52		$9.72	$10.22	$10.03		$10.04		$10.32	$10.10

Investment operations:
Net investment income (loss) (D)	0.11		0.26	0.24	0.17		0.22		0.21	0.24
Net realized and unrealized gain (loss)	0.20		0.81	(0.49)	0.21		0.10		(0.18)	0.37
Total investment operations	0.31		1.07	(0.25)	0.38		0.32		0.03	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.27)	(0.25)	(0.19)		(0.24)		(0.23)	(0.27)
Net realized gains	—		—	—	—		(0.09)		(0.08)	(0.12)
Total dividends and/or distributions to shareholders	(0.12)		(0.27)	(0.25)	(0.19)		(0.33)		(0.31)	(0.39)

Net asset value, end of period/year	$10.71		$10.52	$9.72	$10.22		$10.03		$10.04	$10.32
Total return	2.99	%(E)	11.10%	(2.46)%	3.75	%(E)	3.21%		0.21%	5.99%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$161,443		$178,769	$181,447	$291,565		$317,150		$373,605	$410,662
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(F)	0.67%	0.66%	0.68	%(F)	0.71%		0.71%	0.72%
Including waiver and/or reimbursement and recapture	0.65	%(F)	0.65%	0.65%	0.65	%(F)	0.63	%(G)	0.65%	0.65%
Net investment income (loss) to average net assets	2.08	%(F)	2.54%	2.41%	1.99	%(F)	2.08%		1.99%	2.32%
Portfolio turnover rate	25	%(E)	49%	49%	22	%(E)	50%		46%	184%

(A)	Transamerica Partners Institutional Core Bond reorganized into the Fund on March 24, 2017. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.80		$11.06	$11.40	$11.57	$11.31		$11.16

Investment operations:
Net investment income (loss) (A)	0.08		0.28	0.26	0.23	0.21	(B)	0.19
Net realized and unrealized gain (loss)	(0.33)		0.75	(0.34)	(0.10)	0.30		0.29
Total investment operations	(0.25)		1.03	(0.08)	0.13	0.51		0.48

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.29)	(0.26)	(0.23)	(0.20)		(0.18)
Net realized gains	—		—	—	(0.07)	(0.05)		(0.15)
Total dividends and/or distributions to shareholders	(0.14)		(0.29)	(0.26)	(0.30)	(0.25)		(0.33)

Net asset value, end of period/year	$11.41		$11.80	$11.06	$11.40	$11.57		$11.31
Total return (C)	(2.12	)%(D)	9.35%	(0.73)%	1.20%	4.58%		4.37%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$223,300		$218,941	$269,452	$312,347	$426,748		$117,387
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.75	%(F)	0.78%	0.77%	0.78%	0.78%		0.89%
Including waiver and/or reimbursement and recapture	0.65	%(F)	0.68%	0.67%	0.68%	0.68	%(B)	0.86%
Net investment income (loss) to average net assets	1.33	%(F)	2.47%	2.29%	2.00%	1.79	%(B)	1.69%
Portfolio turnover rate	11	%(D)	14%	34%	55%	34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.78		$11.03	$11.38	$11.54	$11.28		$11.14

Investment operations:
Net investment income (loss) (A)	0.04		0.21	0.19	0.16	0.14	(B)	0.12
Net realized and unrealized gain (loss)	(0.32)		0.75	(0.35)	(0.09)	0.31		0.29
Total investment operations	(0.28)		0.96	(0.16)	0.07	0.45		0.41

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.21)	(0.19)	(0.16)	(0.14)		(0.12)
Net realized gains	—		—	—	(0.07)	(0.05)		(0.15)
Total dividends and/or distributions to shareholders	(0.11)		(0.21)	(0.19)	(0.23)	(0.19)		(0.27)

Net asset value, end of period/year	$11.39		$11.78	$11.03	$11.38	$11.54		$11.28
Total return (C)	(2.43	)%(D)	8.80%	(1.43)%	0.67%	4.00%		3.70%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$136,422		$143,332	$148,672	$180,744	$199,784		$47,543
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.52	%(F)	1.55%	1.53%	1.54%	1.53%		1.65%
Including waiver and/or reimbursement and recapture	1.27	%(F)	1.30%	1.28%	1.29%	1.29	%(B)	1.46%
Net investment income (loss) to average net assets	0.71	%(F)	1.86%	1.67%	1.39%	1.18	%(B)	1.09%
Portfolio turnover rate	11	%(D)	14%	34%	55%	34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.85		$11.11	$11.46	$11.62	$11.36		$11.20

Investment operations:
Net investment income (loss) (A)	0.09		0.30	0.27	0.24	0.22	(B)	0.20
Net realized and unrealized gain (loss)	(0.34)		0.74	(0.35)	(0.09)	0.30		0.31
Total investment operations	(0.25)		1.04	(0.08)	0.15	0.52		0.51

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.30)	(0.27)	(0.24)	(0.21)		(0.20)
Net realized gains	—		—	—	(0.07)	(0.05)		(0.15)
Total dividends and/or distributions to shareholders	(0.15)		(0.30)	(0.27)	(0.31)	(0.26)		(0.35)

Net asset value, end of period/year	$11.45		$11.85	$11.11	$11.46	$11.62		$11.36
Total return	(2.12	)%(C)	9.45%	(0.71)%	1.39%	4.62%		4.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,515,124		$1,354,326	$999,826	$914,290	$833,151		$215,560
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.59%	0.58%	0.59%	0.59%		0.70%
Including waiver and/or reimbursement and recapture	0.49	%(E)	0.56%	0.58%	0.59%	0.61	%(B)	0.71%
Net investment income (loss) to average net assets	1.49	%(E)	2.59%	2.38%	2.09%	1.86	%(B)	1.82%
Portfolio turnover rate	11	%(C)	14%	34%	55%	34%		55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.86		$11.11	$11.46	$11.62	$11.78

Investment operations:
Net investment income (loss) (B)	0.09		0.31	0.28	0.25	0.02
Net realized and unrealized gain (loss)	(0.33)		0.75	(0.35)	(0.09)	(0.16	)(C)
Total investment operations	(0.24)		1.06	(0.07)	0.16	(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.28)	(0.25)	(0.02)
Net realized gains	—		—	—	(0.07)	—
Total dividends and/or distributions to shareholders	(0.16)		(0.31)	(0.28)	(0.32)	(0.02)

Net asset value, end of period/year	$11.46		$11.86	$11.11	$11.46	$11.62
Total return	(2.09	)%(D)	9.64%	(0.60)%	1.49%	(1.18	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$11	$10	$10	$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.46	%(F)	0.48%	0.47%	0.48%	0.48	%(F)
Including waiver and/or reimbursement and recapture	0.46	%(F)	0.48%	0.47%	0.48%	0.48	%(F)
Net investment income (loss) to average net assets	1.50	%(F)	2.68%	2.49%	2.20%	2.02	%(F)
Portfolio turnover rate	11	%(D)	14%	34%	55%	34%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$17.65		$17.30	$19.29	$16.49	$17.37		$17.61

Investment operations:
Net investment income (loss) (A)	0.07		0.32	0.33	0.43	0.29	(B)	0.33
Net realized and unrealized gain (loss)	(2.95)		0.83	(1.79)	2.61	(0.78)		(0.00	)(C)
Total investment operations	(2.88)		1.15	(1.46)	3.04	(0.49)		0.33

Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.28)	(0.53)	(0.20)	(0.30)		(0.29)
Net realized gains	—		(0.52)	—	(0.04)	(0.09)		(0.28)
Total dividends and/or distributions to shareholders	(0.43)		(0.80)	(0.53)	(0.24)	(0.39)		(0.57)

Net asset value, end of period/year	$14.34		$17.65	$17.30	$19.29	$16.49		$17.37
Total return (D)	(16.83	)%(E)	7.28%	(7.82)%	18.72%	(2.83)%		1.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,731		$153,300	$202,462	$274,610	$313,394		$249,773
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.33	%(F)	1.28%	1.23%	1.20%	1.24%		1.42%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.25%	1.22%	1.20%	1.30	%(B)	1.32%
Net investment income (loss) to average net assets	0.85	%(F)	1.94%	1.74%	2.43%	1.78	%(B)	1.87%
Portfolio turnover rate	8	%(E)	13%	21%	22%	19%		21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$17.34		$16.97	$18.97	$16.22	$17.11		$17.34

Investment operations:
Net investment income (loss) (A)	0.01		0.19	0.21	0.29	0.17	(B)	0.20
Net realized and unrealized gain (loss)	(2.92)		0.83	(1.78)	2.58	(0.76)		(0.00	)(C)
Total investment operations	(2.91)		1.02	(1.57)	2.87	(0.59)		0.20

Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.13)	(0.43)	(0.08)	(0.21)		(0.15)
Net realized gains	—		(0.52)	—	(0.04)	(0.09)		(0.28)
Total dividends and/or distributions to shareholders	(0.29)		(0.65)	(0.43)	(0.12)	(0.30)		(0.43)

Net asset value, end of period/year	$14.14		$17.34	$16.97	$18.97	$16.22		$17.11
Total return (D)	(17.12	)%(E)	6.50%	(8.49)%	17.88%	(3.47)%		1.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,263		$46,960	$64,847	$72,542	$60,630		$62,013
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.98	%(F)	1.96%	1.94%	1.94%	1.96%		1.96%
Including waiver and/or reimbursement and recapture	1.98	%(F)	1.96%	1.94%	1.94%	1.96	%(B)	1.96%
Net investment income (loss) to average net assets	0.09	%(F)	1.15%	1.12%	1.64%	1.07	%(B)	1.13%
Portfolio turnover rate	8	%(E)	13%	21%	22%	19%		21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$17.89		$17.54	$19.55	$16.73	$17.60		$17.80

Investment operations:
Net investment income (loss) (A)	0.10		0.39	0.42	0.50	0.36	(B)	0.39
Net realized and unrealized gain (loss)	(2.98)		0.83	(1.83)	2.63	(0.79)		(0.00	)(C)
Total investment operations	(2.88)		1.22	(1.41)	3.13	(0.43)		0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.50)		(0.35)	(0.60)	(0.27)	(0.35)		(0.31)
Net realized gains	—		(0.52)	—	(0.04)	(0.09)		(0.28)
Total dividends and/or distributions to shareholders	(0.50)		(0.87)	(0.60)	(0.31)	(0.44)		(0.59)

Net asset value, end of period/year	$14.51		$17.89	$17.54	$19.55	$16.73		$17.60
Total return	(16.65	)%(D)	7.66%	(7.49)%	19.09%	(2.46)%		2.29%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,638,035		$2,210,381	$2,495,943	$2,242,175	$1,552,632		$1,043,345
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(E)	0.86%	0.89%	0.89%	0.90%		0.93%
Including waiver and/or reimbursement and recapture	0.88	%(E)	0.86%	0.89%	0.89%	0.90	%(B)	0.93%
Net investment income (loss) to average net assets	1.20	%(E)	2.31%	2.17%	2.77%	2.20	%(B)	2.20%
Portfolio turnover rate	8	%(D)	13%	21%	22%	19%		21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$17.91		$17.57	$19.58	$16.75	$17.62		$17.81

Investment operations:
Net investment income (loss) (A)	0.11		0.39	0.43	0.52	0.37	(B)	0.41
Net realized and unrealized gain (loss)	(2.98)		0.84	(1.82)	2.63	(0.79)		(0.00	)(C)
Total investment operations	(2.87)		1.23	(1.39)	3.15	(0.42)		0.41

Dividends and/or distributions to shareholders:
Net investment income	(0.52)		(0.37)	(0.62)	(0.28)	(0.36)		(0.32)
Net realized gains	—		(0.52)	—	(0.04)	(0.09)		(0.28)
Total dividends and/or distributions to shareholders	(0.52)		(0.89)	(0.62)	(0.32)	(0.45)		(0.60)

Net asset value, end of period/year	$14.52		$17.91	$17.57	$19.58	$16.75		$17.62
Total return	(16.61	)%(D)	7.72%	(7.40)%	19.23%	(2.38)%		2.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,445,570		$1,910,356	$2,186,243	$2,298,782	$1,704,610		$573,806
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.77%	0.79%	0.79%	0.81%		0.83%
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.77%	0.79%	0.79%	0.80	%(B)	0.83%
Net investment income (loss) to average net assets	1.30	%(E)	2.31%	2.21%	2.87%	2.27	%(B)	2.28%
Portfolio turnover rate	8	%(D)	13%	21%	22%	19%		21%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$18.04		$17.68	$19.58	$17.24

Investment operations:
Net investment income (loss) (B)	0.11		0.41	0.43	0.45
Net realized and unrealized gain (loss)	(3.01)		0.84	(1.84)	1.89
Total investment operations	(2.90)		1.25	(1.41)	2.34

Dividends and/or distributions to shareholders:
Net investment income	(0.52)		(0.37)	(0.49)	—
Net realized gains	—		(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.52)		(0.89)	(0.49)	—

Net asset value, end of period/year	$14.62		$18.04	$17.68	$19.58
Total return	(16.66	)%(C)	7.78%	(7.41)%	13.57	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$192,845		$210,438	$218,378	$270,144
Expenses to average net assets	0.78	%(D)	0.77%	0.79%	0.79	%(D)
Net investment income (loss) to average net assets	1.38	%(D)	2.40%	2.21%	3.70	%(D)
Portfolio turnover rate	8	%(C)	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$18.03		$17.65	$19.51	$17.24

Investment operations:
Net investment income (loss) (B)	0.07		0.32	0.34	0.48
Net realized and unrealized gain (loss)	(3.01)		0.84	(1.83)	1.79
Total investment operations	(2.94)		1.16	(1.49)	2.27

Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.26)	(0.37)	—
Net realized gains	—		(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.43)		(0.78)	(0.37)	—

Net asset value, end of period/year	$14.66		$18.03	$17.65	$19.51
Total return	(16.81	)%(C)	7.23%	(7.89)%	13.22	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,734		$31,770	$37,376	$45,713
Expenses to average net assets	1.28	%(D)	1.26%	1.28%	1.29	%(D)
Net investment income (loss) to average net assets	0.81	%(D)	1.89%	1.72%	4.08	%(D)
Portfolio turnover rate	8	%(C)	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$18.01		$17.65	$19.54	$17.24

Investment operations:
Net investment income (loss) (B)	0.09		0.36	0.38	0.48
Net realized and unrealized gain (loss)	(3.00)		0.83	(1.82)	1.82
Total investment operations	(2.91)		1.19	(1.44)	2.30

Dividends and/or distributions to shareholders:
Net investment income	(0.48)		(0.31)	(0.45)	—
Net realized gains	—		(0.52)	—	—
Total dividends and/or distributions to shareholders	(0.48)		(0.83)	(0.45)	—

Net asset value, end of period/year	$14.62		$18.01	$17.65	$19.54
Total return	(16.70	)%(C)	7.44%	(7.59)%	13.34	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,535		$19,425	$15,775	$21,339
Expenses to average net assets	1.03	%(D)	1.02%	1.04%	1.04	%(D)
Net investment income (loss) to average net assets	1.06	%(D)	2.14%	1.95%	4.04	%(D)
Portfolio turnover rate	8	%(C)	13%	21%	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$18.09		$17.73	$19.76	$16.90	$17.62		$18.65

Investment operations:
Net investment income (loss) (B)	0.11		0.41	0.46	0.56	0.42	(C)	0.10
Net realized and unrealized gain (loss)	(3.01)		0.84	(1.87)	2.62	(0.84)		(1.13)
Total investment operations	(2.90)		1.25	(1.41)	3.18	(0.42)		(1.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.52)		(0.37)	(0.62)	(0.28)	(0.21)		—
Net realized gains	—		(0.52)	—	(0.04)	(0.09)		—
Total dividends and/or distributions to shareholders	(0.52)		(0.89)	(0.62)	(0.32)	(0.30)		—

Net asset value, end of period/year	$14.67		$18.09	$17.73	$19.76	$16.90		$17.62
Total return	(16.61	)%(D)	7.76%	(7.43)%	19.24%	(2.37)%		(5.52	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$206,392		$255,860	$198,633	$180,679	$56,917		$47
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.77%	0.79%	0.79%	0.81%		0.83	%(E)
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.77%	0.79%	0.79%	0.80	%(C)	0.83	%(E)
Net investment income (loss) to average net assets	1.32	%(E)	2.42%	2.35%	3.06%	2.53	%(C)	1.35	%(E)
Portfolio turnover rate	8	%(D)	13%	21%	22%	19%		21%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica International Growth
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.53		$7.85	$8.89

Investment operations:
Net investment income (loss) (B)	0.04		0.14	0.09
Net realized and unrealized gain (loss)	(0.91)		0.75	(1.13)
Total investment operations	(0.87)		0.89	(1.04)

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.11)	—
Net realized gains	—		(1.10)	—
Total dividends and/or distributions to shareholders	(0.12)		(1.21)	—

Net asset value, end of period/year	$6.54		$7.53	$7.85
Total return (C)	(11.78	)%(D)	14.77%	(11.70	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$125		$106	$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79	%(E)	1.74%	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.20	%(E)	1.23%	1.30	%(E)
Net investment income (loss) to average net assets	1.24	%(E)	2.06%	1.49	%(E)
Portfolio turnover rate	15	%(D)	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica International Growth
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.55		$7.86	$8.89

Investment operations:
Net investment income (loss) (B)	0.04		0.14	0.13
Net realized and unrealized gain (loss)	(0.91)		0.77	(1.16)
Total investment operations	(0.87)		0.91	(1.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.12)	—
Net realized gains	—		(1.10)	—
Total dividends and/or distributions to shareholders	(0.13)		(1.22)	—

Net asset value, end of period/year	$6.55		$7.55	$7.86
Total return	(11.74	)%(C)	14.99%	(11.59	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17		$19	$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36	%(D)	1.43%	1.36	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.05%	1.05	%(D)
Net investment income (loss) to average net assets	1.20	%(D)	1.93%	2.27	%(D)
Portfolio turnover rate	15	%(C)	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Growth
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$7.53		$7.87	$9.02	$7.27	$7.80		$8.51

Investment operations:
Net investment income (loss) (A)	0.05		0.15	0.16	0.11	0.11	(B)	0.13
Net realized and unrealized gain (loss)	(0.90)		0.76	(1.16)	1.72	(0.40)		(0.08)
Total investment operations	(0.85)		0.91	(1.00)	1.83	(0.29)		0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.15)	(0.15)	(0.08)	(0.08)		(0.15)
Net realized gains	—		(1.10)	—	—	(0.16)		(0.61)
Total dividends and/or distributions to shareholders	(0.15)		(1.25)	(0.15)	(0.08)	(0.24)		(0.76)

Net asset value, end of period/year	$6.53		$7.53	$7.87	$9.02	$7.27		$7.80
Total return	(11.59	)%(C)	15.22%	(11.29)%	25.45%	(3.75)%		0.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$991,285		$1,162,120	$1,216,433	$1,368,414	$1,164,016		$675,208
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(D)	0.81%	0.87%	0.95%	0.97%		1.00%
Including waiver and/or reimbursement and recapture	0.82	%(D)	0.81%	0.87%	0.95%	0.96	%(B)	1.00%
Net investment income (loss) to average net assets	1.42	%(D)	2.20%	1.80%	1.36%	1.52	%(B)	1.58%
Portfolio turnover rate	15	%(C)	25%	119%	15%	15%		39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica International Growth
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$7.57		$7.87	$8.89

Investment operations:
Net investment income (loss) (B)	0.05		0.16	0.16
Net realized and unrealized gain (loss)	(0.92)		0.77	(1.18)
Total investment operations	(0.87)		0.93	(1.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.13)	—
Net realized gains	—		(1.10)	—
Total dividends and/or distributions to shareholders	(0.15)		(1.23)	—

Net asset value, end of period/year	$6.55		$7.57	$7.87
Total return	(11.78	)%(C)	15.35%	(11.47	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9		$10	$9
Expenses to average net assets	0.81	%(D)	0.80%	0.83	%(D)
Net investment income (loss) to average net assets	1.44	%(D)	2.26%	2.72	%(D)
Portfolio turnover rate	15	%(C)	25%	119%

(A)	Commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.60		$12.44	$13.67	$11.39	$12.40		$11.81

Investment operations:
Net investment income (loss) (A)	0.05		0.24	0.27	0.18	0.25	(B)	0.22
Net realized and unrealized gain (loss)	(1.84)		0.83	(1.08)	2.42	(0.55)		0.64
Total investment operations	(1.79)		1.07	(0.81)	2.60	(0.30)		0.86

Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.22)	(0.42)	(0.24)	(0.29)		(0.18)
Net realized gains	—		(0.69)	—	(0.08)	(0.42)		(0.09)
Total dividends and/or distributions to shareholders	(0.28)		(0.91)	(0.42)	(0.32)	(0.71)		(0.27)

Net asset value, end of period/year	$10.53		$12.60	$12.44	$13.67	$11.39		$12.40
Total return	(14.64	)%(C)	9.84%	(6.20)%	23.51%	(2.48)%		7.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$175,122		$105,692	$291,455	$326,445	$273,540		$367,502
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(D)	1.10%	1.12%	1.12%	1.12%		1.12%
Including waiver and/or reimbursement and recapture	1.12	%(D)	1.10%	1.12%	1.12%	1.11	%(B)	1.12%
Net investment income (loss) to average net assets	0.88	%(D)	2.07%	1.92%	1.48%	2.18	%(B)	1.78%
Portfolio turnover rate	6	%(C)	18%	20%	25%	20%		26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$12.63		$12.47	$13.70	$11.42	$12.43		$11.82

Investment operations:
Net investment income (loss) (A)	0.05		0.24	0.27	0.19	0.27	(B)	0.22
Net realized and unrealized gain (loss)	(1.84)		0.85	(1.07)	2.42	(0.56)		0.66
Total investment operations	(1.79)		1.09	(0.80)	2.61	(0.29)		0.88

Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.24)	(0.43)	(0.25)	(0.30)		(0.18)
Net realized gains	—		(0.69)	—	(0.08)	(0.42)		(0.09)
Total dividends and/or distributions to shareholders	(0.30)		(0.93)	(0.43)	(0.33)	(0.72)		(0.27)

Net asset value, end of period/year	$10.54		$12.63	$12.47	$13.70	$11.42		$12.43
Total return	(14.65	)%(C)	9.97%	(6.11)%	23.58%	(2.38)%		7.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$379,446		$460,442	$439,922	$525,571	$440,438		$598,764
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(D)	1.00%	1.02%	1.02%	1.02%		1.02%
Including waiver and/or reimbursement and recapture	1.02	%(D)	1.00%	1.02%	1.02%	1.01	%(B)	1.02%
Net investment income (loss) to average net assets	0.77	%(D)	2.05%	1.95%	1.56%	2.36	%(B)	1.84%
Portfolio turnover rate	6	%(C)	18%	20%	25%	20%		26%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica International Stock
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$9.60		$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.18	(0.01)
Net realized and unrealized gain (loss)	(1.59)		0.24	(0.80)
Total investment operations	(1.53)		0.42	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	—

Net asset value, end of period/year	$8.07		$9.60	$9.19
Total return (C)	(15.94	)%(D)	4.59%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$415		$498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.14	%(F)	3.11%	14.60	%(F)
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.24%	1.25	%(F)
Net investment income (loss) to average net assets	1.24	%(F)	1.95%	(0.74	)%(F)
Portfolio turnover rate	32	%(D)	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica International Stock
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$9.62		$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	(1.59)		0.24	(0.81)
Total investment operations	(1.52)		0.44	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	—

Net asset value, end of period/year	$8.09		$9.62	$9.19
Total return	(15.81	)%(D)	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$410		$501	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.98	%(F)	2.95%	14.44	%(F)
Including waiver and/or reimbursement and recapture	1.00	%(F)	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	1.47	%(F)	2.21%	(0.49	)%(F)
Portfolio turnover rate	32	%(D)	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica International Stock
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$9.62		$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.11	(0.00	)(C)
Net realized and unrealized gain (loss)	(1.59)		0.33	(0.81)
Total investment operations	(1.52)		0.44	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	—

Net asset value, end of period/year	$8.09		$9.62	$9.19
Total return	(15.80	)%(D)	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,498		$76,498	$459
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.87	%(F)	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	1.55	%(F)	1.24%	(0.49	)%(F)
Portfolio turnover rate	32	%(D)	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica International Stock
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018 (A)
Net asset value, beginning of period/year	$9.62		$9.19	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.20	(0.00	)(C)
Net realized and unrealized gain (loss)	(1.59)		0.24	(0.81)
Total investment operations	(1.52)		0.44	(0.81)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	—

Net asset value, end of period/year	$8.09		$9.62	$9.19
Total return	(15.81	)%(D)	4.81%	(8.10	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$406		$482	$460
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.87	%(F)	2.85%	14.35	%(F)
Including waiver and/or reimbursement and recapture	1.00	%(F)	0.99%	1.00	%(F)
Net investment income (loss) to average net assets	1.50	%(F)	2.20%	(0.50	)%(F)
Portfolio turnover rate	32	%(D)	35%	2	%(D)

(A)	Commenced operations on September 28, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.97		$12.09		$13.56	$12.36	$12.71		$13.30

Investment operations:
Net investment income (loss) (A)	0.10		0.19		0.14	0.14	0.14(B	)	0.16
Net realized and unrealized gain (loss)	(2.13)		(0.02	)(C)	(0.04)	2.28	0.98		0.54
Total investment operations	(2.03)		0.17		0.10	2.42	1.12		0.70

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.19)		(0.12)	(0.17)	(0.15)		(0.15)
Net realized gains	(0.31)		(1.10)		(1.45)	(1.05)	(1.32)		(1.14)
Total dividends and/or distributions to shareholders	(0.42)		(1.29)		(1.57)	(1.22)	(1.47)		(1.29)

Net asset value, end of period/year	$8.52		$10.97		$12.09	$13.56	$12.36		$12.71
Total return (D)	(19.23	)%(E)	2.51%		0.56%	20.29%	9.83%		5.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,418		$81,213		$95,523	$103,851	$71,700		$31,566
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(F)	1.08%		1.08%	1.06%	1.05%		1.05%
Including waiver and/or reimbursement and recapture	1.09	%(F)	1.08%		1.08%	1.06%	1.04	%(B)	1.05%
Net investment income (loss) to average net assets	2.03	%(F)	1.69%		1.06%	1.11%	1.16	%(B)	1.23%
Portfolio turnover rate	65	%(E)	162%		139%	128%	127%		129%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.90		$12.01		$13.48	$12.31	$12.67		$13.26

Investment operations:
Net investment income (loss) (A)	0.06		0.11		0.04	0.04	0.05	(B)	0.06
Net realized and unrealized gain (loss)	(2.12)		(0.02	)(C)	(0.02)	2.27	0.98		0.55
Total investment operations	(2.06)		0.09		0.02	2.31	1.03		0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.10)		(0.04)	(0.09)	(0.07)		(0.06)
Net realized gains	(0.31)		(1.10)		(1.45)	(1.05)	(1.32)		(1.14)
Total dividends and/or distributions to shareholders	(0.37)		(1.20)		(1.49)	(1.14)	(1.39)		(1.20)

Net asset value, end of period/year	$8.47		$10.90		$12.01	$13.48	$12.31		$12.67
Total return (D)	(19.58	)%(E)	1.81%		(0.16)%	19.37%	9.00%		4.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,047		$38,234		$49,839	$49,014	$22,482		$11,128
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.85	%(F)	1.82%		1.80%	1.79%	1.80%		1.81%
Including waiver and/or reimbursement and recapture	1.85	%(F)	1.82%		1.80%	1.79%	1.80	%(B)	1.81%
Net investment income (loss) to average net assets	1.28	%(F)	0.96%		0.33%	0.30%	0.43	%(B)	0.45%
Portfolio turnover rate	65	%(E)	162%		139%	128%	127%		129%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.05		$12.16		$13.64	$12.43	$12.77		$13.35

Investment operations:
Net investment income (loss) (A)	0.13		0.23		0.17	0.15	0.17	(B)	0.19
Net realized and unrealized gain (loss)	(2.16)		(0.02	)(C)	(0.04)	2.31	0.99		0.56
Total investment operations	(2.03)		0.21		0.13	2.46	1.16		0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.22)		(0.16)	(0.20)	(0.18)		(0.19)
Net realized gains	(0.31)		(1.10)		(1.45)	(1.05)	(1.32)		(1.14)
Total dividends and/or distributions to shareholders	(0.44)		(1.32)		(1.61)	(1.25)	(1.50)		(1.33)

Net asset value, end of period/year	$8.58		$11.05		$12.16	$13.64	$12.43		$12.77
Total return	(18.99	)%(D)	2.88%		0.78%	20.55%	10.14%		5.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$110,442		$251,629		$375,161	$245,508	$56,161		$15,090
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.79%		0.80%	0.79%	0.79%		0.78%
Including waiver and/or reimbursement and recapture	0.70	%(E)	0.77	%(F)	0.80%	0.79%	0.78	%(B)	0.78%
Net investment income (loss) to average net assets	2.44	%(E)	2.02%		1.31%	1.17%	1.37	%(B)	1.49%
Portfolio turnover rate	65	%(D)	162%		139%	128%	127%		129%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2021. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.04		$12.16		$13.63	$12.42	$12.76		$13.34

Investment operations:
Net investment income (loss) (A)	0.12		0.23		0.19	0.19	0.19	(B)	0.20
Net realized and unrealized gain (loss)	(2.14)		(0.02	)(C)	(0.03)	2.28	0.98		0.56
Total investment operations	(2.02)		0.21		0.16	2.47	1.17		0.76

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.23)		(0.18)	(0.21)	(0.19)		(0.20)
Net realized gains	(0.31)		(1.10)		(1.45)	(1.05)	(1.32)		(1.14)
Total dividends and/or distributions to shareholders	(0.44)		(1.33)		(1.63)	(1.26)	(1.51)		(1.34)

Net asset value, end of period/year	$8.58		$11.04		$12.16	$13.63	$12.42		$12.76
Total return	(19.00	)%(D)	2.90%		0.96%	20.66%	10.25%		5.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,185,547		$1,523,734		$1,664,184	$1,899,205	$1,898,665		$1,818,476
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(E)	0.69%		0.69%	0.69%	0.69%		0.68%
Including waiver and/or reimbursement and recapture	0.68	%(E)	0.69%		0.69%	0.69%	0.68	%(B)	0.68%
Net investment income (loss) to average net assets	2.44	%(E)	2.06%		1.46%	1.44%	1.60	%(B)	1.58%
Portfolio turnover rate	65	%(D)	162%		139%	128%	127%		129%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.04		$12.16		$13.63	$12.42	$12.76		$13.07

Investment operations:
Net investment income (loss) (B)	0.12		0.23		0.18	0.17	0.15	(C)	0.08
Net realized and unrealized gain (loss)	(2.14)		(0.02	)(D)	(0.02)	2.30	1.02		(0.28	)(D)
Total investment operations	(2.02)		0.21		0.16	2.47	1.17		(0.20)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.23)		(0.18)	(0.21)	(0.19)		(0.11)
Net realized gains	(0.31)		(1.10)		(1.45)	(1.05)	(1.32)		—
Total dividends and/or distributions to shareholders	(0.44)		(1.33)		(1.63)	(1.26)	(1.51)		(0.11)

Net asset value, end of period/year	$8.58		$11.04		$12.16	$13.63	$12.42		$12.76
Total return	(19.00	)%(E)	2.90%		0.96%	20.66%	10.25%		(1.53	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,166		$30,426		$27,069	$16,356	$3,391		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(F)	0.69%		0.69%	0.69%	0.69%		0.69	%(F)
Including waiver and/or reimbursement and recapture	0.68	%(F)	0.69%		0.69%	0.69%	0.68	%(C)	0.69	%(F)
Net investment income (loss) to average net assets	2.44	%(F)	2.06%		1.42%	1.29%	1.25	%(C)	1.48	%(F)
Portfolio turnover rate	65	%(E)	162%		139%	128%	127%		129%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.95		$11.12		$11.02		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.16		0.14		0.09
Net realized and unrealized gain (loss)	(0.48)		0.64		0.55		1.01
Total investment operations	(0.41)		0.80		0.69		1.10

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.16)		(0.14)		(0.08)
Net realized gains	(0.00	)(C)	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(0.10)		(1.97)		(0.59)		(0.08)

Net asset value, end of period/year	$9.44		$9.95		$11.12		$11.02
Total return	(4.06	)%(D)	10.53%		6.20%		11.09	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,250		$191,543		$189,483		$200,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(E)(F)	0.51	%(F)	0.66	%(F)	0.72	%(E)
Including waiver and/or reimbursement and recapture	0.54	%(E)(F)	0.57	%(F)	0.64	%(F)	0.64	%(E)
Net investment income (loss) to average net assets	1.48	%(E)	1.63%		1.24%		1.32	%(E)
Portfolio turnover rate	42	%(D)	82%		130%		41	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.95		$11.11		$11.01		$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.11		0.08		0.05
Net realized and unrealized gain (loss)	(0.48)		0.65		0.55		1.01
Total investment operations	(0.43)		0.76		0.63		1.06

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.11)		(0.08)		(0.05)
Net realized gains	(0.00	)(C)	(1.81)		(0.45)		—
Total dividends and/or distributions to shareholders	(0.08)		(1.92)		(0.53)		(0.05)

Net asset value, end of period/year	$9.44		$9.95		$11.11		$11.01
Total return	(4.34	)%(D)	10.05%		5.67%		10.68	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$53,581		$61,472		$72,764		$76,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.01	%(F)	1.15	%(F)	1.22	%(E)
Including waiver and/or reimbursement and recapture	1.03	%(E)(F)	1.06	%(F)	1.14	%(F)	1.14	%(E)
Net investment income (loss) to average net assets	1.00	%(E)	1.15%		0.74%		0.82	%(E)
Portfolio turnover rate	42	%(D)	82%		130%		41	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.95		$11.12		$11.01		$9.52		$8.98		$9.17	$8.05

Investment operations:
Net investment income (loss) (D)	0.06		0.13		0.12		0.09		0.15		0.10	0.06
Net realized and unrealized gain (loss)	(0.48)		0.64		0.55		1.50		0.54		(0.20)	1.12
Total investment operations	(0.42)		0.77		0.67		1.59		0.69		(0.10)	1.18

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.13)		(0.11)		(0.10)		(0.15)		(0.09)	(0.06)
Net realized gains	(0.00	)(E)	(1.81)		(0.45)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.09)		(1.94)		(0.56)		(0.10)		(0.15)		(0.09)	(0.06)

Net asset value, end of period/year	$9.44		$9.95		$11.12		$11.01		$9.52		$8.98	$9.17
Total return	(4.21	)%(F)	10.15%		6.00%		16.72	%(F)	7.79%		(1.02)%	14.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,751		$5,039		$5,386		$11,636		$10,633		$11,995	$7,872
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(G)(H)	0.76	%(H)	0.91	%(H)	1.05	%(G)	1.34%		1.28%	1.43%
Including waiver and/or reimbursement and recapture	0.79	%(G)(H)	0.88	%(H)	0.89	%(H)	0.90	%(G)	0.90	%(I)	0.90%	0.90%
Net investment income (loss) to average net assets	1.27	%(G)	1.33%		1.01%		1.10	%(G)	1.65%		1.04%	0.75%
Portfolio turnover rate	42	%(F)	82%		130%		41	%(F)	47%		64%	70%

(A)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(B)	Transamerica Partners Institutional Large Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which was the accounting and performance survivor of the reorganization.
(C)	Effective March 10, 2017, the Fund underwent a 0.81-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$13.09		$12.45	$11.72	$10.00

Investment operations:
Net investment income (loss) (B)	(0.02)		0.01	0.03	0.03
Net realized and unrealized gain (loss)	1.82		1.66	1.22	1.72
Total investment operations	1.80		1.67	1.25	1.75

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	(0.07)	(0.03)
Net realized gains	(2.47)		(1.02)	(0.45)	—
Total dividends and/or distributions to shareholders	(2.47)		(1.03)	(0.52)	(0.03)

Net asset value, end of period/year	$12.42		$13.09	$12.45	$11.72
Total return	15.16	%(C)	15.57%	10.94%	17.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$634,486		$640,098	$622,541	$666,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.70%	0.70%	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.70	%(D)	0.69%	0.65%	0.65	%(D)
Net investment income (loss) to average net assets	(0.27	)%(D)	0.10%	0.20%	0.40	%(D)
Portfolio turnover rate	18	%(C)	63%	34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$13.00		$12.41		$11.71	$10.00

Investment operations:
Net investment income (loss) (B)	(0.05)		(0.05)		(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.79		1.66		1.23	1.72
Total investment operations	1.74		1.61		1.19	1.71

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.04)	—
Net realized gains	(2.47)		(1.02)		(0.45)	—
Total dividends and/or distributions to shareholders	(2.47)		(1.02)		(0.49)	—

Net asset value, end of period/year	$12.27		$13.00		$12.41	$11.71
Total return	14.75	%(C)	15.06%		10.39%	17.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$124,026		$118,346		$140,192	$146,404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(D)	1.19%		1.19%	1.22	%(D)
Including waiver and/or reimbursement and recapture	1.20	%(D)	1.19	%(E)	1.15%	1.22	%(D)
Net investment income (loss) to average net assets	(0.77	)%(D)	(0.38)%		(0.30)%	(0.10	)%(D)
Portfolio turnover rate	18	%(C)	63%		34%	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$13.06		$12.44	$11.72	$9.14		$9.08		$8.35	$7.57

Investment operations:
Net investment income (loss) (D)	(0.03)		(0.01)	(0.01)	0.01		0.01		0.01	0.01
Net realized and unrealized gain (loss)	1.81		1.65	1.23	2.58		0.06		0.73	0.78
Total investment operations	1.78		1.64	1.22	2.59		0.07		0.74	0.79

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.05)	(0.01)		(0.01)		(0.01)	(0.01)
Net realized gains	(2.47)		(1.02)	(0.45)	—		—		—	—
Total dividends and/or distributions to shareholders	(2.47)		(1.02)	(0.50)	(0.01)		(0.01)		(0.01)	(0.01)

Net asset value, end of period/year	$12.37		$13.06	$12.44	$11.72		$9.14		$9.08	$8.35
Total return	15.03	%(E)	15.29%	10.68%	28.42	%(E)	0.84%		8.89%	10.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,497		$34,955	$37,269	$38,038		$82,546		$107,369	$110,430
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(F)	0.95%	0.95%	0.99	%(F)	1.01%		0.99%	1.01%
Including waiver and/or reimbursement and recapture	0.90	%(F)	0.90%	0.90%	0.90	%(F)	0.88	%(G)	0.90%	0.90%
Net investment income (loss) to average net assets	(0.47	)%(F)	(0.10)%	(0.04)%	0.14	%(F)	0.15%		0.07%	0.17%
Portfolio turnover rate	18	%(E)	63%	34%	21	%(E)	36%		33%	73%

(A)	Transamerica Partners Institutional Large Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.32		$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.22		0.18		0.08
Net realized and unrealized gain (loss)	(1.33)		0.28		0.21		0.71
Total investment operations	(1.23)		0.50		0.39		0.79

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.22)		(0.17)		(0.08)
Net realized gains	(0.05)		(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(0.17)		(1.93)		(0.35)		(0.08)

Net asset value, end of period/year	$7.92		$9.32		$10.75		$10.71
Total return	(13.40	)%(C)	7.58%		3.60%		7.94	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$254,804		$438,107		$458,786		$520,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51	%(D)(E)	0.49	%(E)	0.52	%(E)	0.57	%(D)
Including waiver and/or reimbursement and recapture	0.51	%(D)(E)	0.50	%(E)	0.49	%(E)	0.49	%(D)
Net investment income (loss) to average net assets	2.29	%(D)	2.38%		1.64%		1.69	%(D)
Portfolio turnover rate	59	%(C)	118%		137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.33		$10.75		$10.71		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.18		0.13		0.08
Net realized and unrealized gain (loss)	(1.33)		0.28		0.21		0.69
Total investment operations	(1.25)		0.46		0.34		0.77

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.17)		(0.12)		(0.06)
Net realized gains	(0.05)		(1.71)		(0.18)		—
Total dividends and/or distributions to shareholders	(0.15)		(1.88)		(0.30)		(0.06)

Net asset value, end of period/year	$7.93		$9.33		$10.75		$10.71
Total return	(13.54	)%(C)	6.97%		3.08%		7.69	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,675		$73,596		$103,701		$113,861
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(D)(E)	0.99	%(E)	1.01	%(E)	1.06	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)(E)(F)	1.00	%(E)	0.99	%(E)	0.99	%(D)
Net investment income (loss) to average net assets	1.84	%(D)	1.91%		1.14%		1.36	%(D)
Portfolio turnover rate	59	%(C)	118%		137%		33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.33		$10.75		$10.71		$9.84		$9.18		$9.36	$8.63

Investment operations:
Net investment income (loss) (D)	0.09		0.20		0.15		0.14		0.16		0.12	0.08
Net realized and unrealized gain (loss)	(1.33)		0.29		0.21		0.85		0.67		(0.18)	0.74
Total investment operations	(1.24)		0.49		0.36		0.99		0.83		(0.06)	0.82

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.20)		(0.14)		(0.12)		(0.17)		(0.12)	(0.09)
Net realized gains	(0.05)		(1.71)		(0.18)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.16)		(1.91)		(0.32)		(0.12)		(0.17)		(0.12)	(0.09)

Net asset value, end of period/year	$7.93		$9.33		$10.75		$10.71		$9.84		$9.18	$9.36
Total return	(13.43	)%(E)	7.31%		3.32%		9.99	%(E)	9.14%		(0.69)%	9.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,318		$38,170		$36,445		$53,449		$99,292		$99,418	$102,791
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(F)(G)	0.74	%(G)	0.77	%(G)	0.83	%(F)	0.84%		0.83%	0.83%
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.75	%(G)	0.74	%(G)	0.74	%(F)	0.74	%(H)	0.75%	0.75%
Net investment income (loss) to average net assets	2.06	%(F)	2.14%		1.39%		1.35	%(F)	1.80%		1.21%	0.96%
Portfolio turnover rate	59	%(E)	118%		137%		33	%(E)	48%		65%	69%

(A)	Effective May 5, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(B)	Transamerica Partners Institutional Large Value reorganized into the Fund on May 5, 2017. Prior to May 5, 2017, information provided reflects Transamerica Partners Institutional Large Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on May 5, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.33		$12.98	$14.14		$13.12

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.06)	(0.01)		(0.01)
Net realized and unrealized gain (loss)	(0.38)		1.58	(0.91	)(C)	1.03
Total investment operations	(0.41)		1.52	(0.92)		1.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	(0.01)		—
Net realized gains	(0.18)		(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.18)		(4.17)	(0.24)		—

Net asset value, end of period/year	$9.74		$10.33	$12.98		$14.14
Total return (D)	(4.11	)%(E)	23.15%	(6.88)%		7.77	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,378		$11,984	$8,997		$9,903
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(F)	1.31%	1.28%		1.30	%(F)
Including waiver and/or reimbursement and recapture	1.21	%(F)	1.20%	1.10%		1.30	%(F)
Net investment income (loss) to average net assets	(0.64	)%(F)	(0.62)%	(0.04)%		(0.10	)%(F)
Portfolio turnover rate	45	%(E)	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.74		$12.55	$13.77		$12.84

Investment operations:
Net investment income (loss) (B)	(0.07)		(0.12)	(0.11)		(0.07)
Net realized and unrealized gain (loss)	(0.35)		1.47	(0.88	)(C)	1.00
Total investment operations	(0.42)		1.35	(0.99)		0.93

Dividends and/or distributions to shareholders:
Net realized gains	(0.18)		(4.16)	(0.23)		—

Net asset value, end of period/year	$9.14		$9.74	$12.55		$13.77
Total return (D)	(4.47	)%(E)	22.29%	(7.58)%		7.24	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,181		$1,370	$1,268		$1,448
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95	%(F)	2.06%	2.05%		2.05	%(F)
Including waiver and/or reimbursement and recapture	1.95	%(F)	1.93%	1.85%		2.05	%(F)
Net investment income (loss) to average net assets	(1.38	)%(F)	(1.34)%	(0.79)%		(0.85	)%(F)
Portfolio turnover rate	45	%(E)	136%	61%		30	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.46		$13.09	$14.27		$13.21

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.03)	0.03		0.02
Net realized and unrealized gain (loss)	(0.38)		1.60	(0.93	)(C)	1.04
Total investment operations	(0.40)		1.57	(0.90)		1.06

Dividends and/or distributions to shareholders:
Net investment income	—		(0.04)	(0.05)		—
Net realized gains	(0.18)		(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.18)		(4.20)	(0.28)		—

Net asset value, end of period/year	$9.88		$10.46	$13.09		$14.27
Total return	(3.96	)%(D)	23.45%	(6.64)%		8.02	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,219		$769	$664		$664
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	1.00%	0.99%		0.98	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90%	0.85%		0.98	%(E)
Net investment income (loss) to average net assets	(0.34	)%(E)	(0.32)%	0.20%		0.22	%(E)
Portfolio turnover rate	45	%(D)	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.53		$13.10	$14.31		$13.24

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.04)	0.07		0.03
Net realized and unrealized gain (loss)	(0.39)		1.63	(0.99	)(C)	1.04
Total investment operations	(0.40)		1.59	(0.92)		1.07

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.06)		—
Net realized gains	(0.18)		(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.18)		(4.16)	(0.29)		—

Net asset value, end of period/year	$9.95		$10.53	$13.10		$14.31
Total return	(3.94	)%(D)	23.34%	(6.60)%		8.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$198,363		$156,858	$9		$155,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(E)	0.88%	0.86%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.79	%(E)	0.85%	0.74%		0.87	%(E)
Net investment income (loss) to average net assets	(0.22	)%(E)	(0.41)%	0.45%		0.35	%(E)
Portfolio turnover rate	45	%(D)	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.51		$13.14	$14.32		$13.24

Investment operations:
Net investment income (loss) (B)	(0.01)		(0.03)	0.05		0.04
Net realized and unrealized gain (loss)	(0.38)		1.61	(0.95	)(C)	1.04
Total investment operations	(0.39)		1.58	(0.90)		1.08

Dividends and/or distributions to shareholders:
Net investment income	—		(0.05)	(0.05)		—
Net realized gains	(0.18)		(4.16)	(0.23)		—
Total dividends and/or distributions to shareholders	(0.18)		(4.21)	(0.28)		—

Net asset value, end of period/year	$9.94		$10.51	$13.14		$14.32
Total return	(3.94	)%(D)	23.41%	(6.49)%		8.16	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,395		$38,275	$36,797		$48,330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.88%	0.87%		0.87	%(E)
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.84%	0.75%		0.75	%(E)
Net investment income (loss) to average net assets	(0.22	)%(E)	(0.27)%	0.32%		0.50	%(E)
Portfolio turnover rate	45	%(D)	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.45		$13.08	$14.26		$13.24

Investment operations:
Net investment income (loss) (B)	(0.04)		(0.07)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	(0.38)		1.60	(0.92	)(C)	1.03
Total investment operations	(0.42)		1.53	(0.95)		1.02

Dividends and/or distributions to shareholders:
Net realized gains	(0.18)		(4.16)	(0.23)		—

Net asset value, end of period/year	$9.85		$10.45	$13.08		$14.26
Total return	(4.16	)%(D)	22.79%	(6.89)%		7.70	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,974		$20,748	$19,711		$26,153
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(E)	1.37%	1.37%		1.37	%(E)
Including waiver and/or reimbursement and recapture	1.35	%(E)	1.35%	1.27%		1.35	%(E)
Net investment income (loss) to average net assets	(0.78	)%(E)	(0.76)%	(0.19)%		(0.16	)%(E)
Portfolio turnover rate	45	%(D)	136%	61%		30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.53		$13.13	$14.30		$12.70		$12.50		$15.44	$16.72

Investment operations:
Net investment income (loss) (D)	(0.02)		(0.03)	0.02		0.01		(0.01)		(0.05)	0.06
Net realized and unrealized gain (loss)	(0.38)		1.60	(0.95	)(E)	1.92		1.48		(0.24)	1.16
Total investment operations	(0.40)		1.57	(0.93)		1.93		1.47		(0.29)	1.22

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	(0.01)		—		—		—	(0.07)
Net realized gains	(0.18)		(4.16)	(0.23)		(0.33)		(1.27)		(2.65)	(2.34)
Return of capital	—		—	—		—		—		—	(0.09)
Total dividends and/or distributions to shareholders	(0.18)		(4.17)	(0.24)		(0.33)		(1.27)		(2.65)	(2.50)

Net asset value, end of period/year	$9.95		$10.53	$13.13		$14.30		$12.70		$12.50	$15.44
Total return	(3.94	)%(F)	23.05%	(6.64)%		15.34	%(F)	12.13%		(1.60)%	7.83%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$492		$357	$4,709		$10,232		$16,767		$17,075	$22,686
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(G)	1.13%	1.12%		1.20	%(G)	1.36%		1.22%	1.24%
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.95%	0.95%		0.98	%(G)(H)	0.95	%(I)	0.95%	0.95%
Net investment income (loss) to average net assets	(0.38	)%(G)	(0.32)%	0.17%		0.13	%(G)	(0.09)%		(0.31)%	0.34%
Portfolio turnover rate	45	%(F)	136%	61%		30	%(F)	79%		70%	60%

(A)	Transamerica Partners Institutional Mid Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 0.84-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.63		$11.53	$11.86	$11.80	$11.37		$10.68

Investment operations:
Net investment income (loss) (A)	0.06		0.11	0.09	0.07	0.06	(B)	0.11
Net realized and unrealized gain (loss)	(2.27)		0.83	0.50	0.95	0.78		0.68
Total investment operations	(2.21)		0.94	0.59	1.02	0.84		0.79

Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.11)	(0.09)	(0.12)	(0.14)		(0.03)
Net realized gains	(0.34)		(0.73)	(0.83)	(0.84)	(0.27)		(0.07)
Total dividends and/or distributions to shareholders	(0.38)		(0.84)	(0.92)	(0.96)	(0.41)		(0.10)

Net asset value, end of period/year	$9.04		$11.63	$11.53	$11.86	$11.80		$11.37
Total return (C)	(19.76	)%(D)	9.64%	4.75%	8.77%	7.72%		7.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,018		$22,143	$108,568	$116,047	$75,556		$18,794
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.31	%(E)	1.33%	1.25%	1.09%	1.08%		1.05%
Including waiver and/or reimbursement and recapture	1.20	%(E)	1.11%	1.05%	1.09%	1.08	%(B)	1.05%
Net investment income (loss) to average net assets	1.16	%(E)	1.01%	0.78%	0.57%	0.55	%(B)	1.02%
Portfolio turnover rate	44	%(D)	77%	85%	76%	95%		31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.48		$11.35		$11.71	$11.70	$11.31		$10.68

Investment operations:
Net investment income (loss) (A)	0.02		(0.00	)(B)	0.01	(0.03)	(0.04	)(C)	0.03
Net realized and unrealized gain (loss)	(2.24)		0.88		0.48	0.95	0.79		0.68
Total investment operations	(2.22)		0.88		0.49	0.92	0.75		0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.02)		(0.02)	(0.07)	(0.09)		(0.01)
Net realized gains	(0.34)		(0.73)		(0.83)	(0.84)	(0.27)		(0.07)
Total dividends and/or distributions to shareholders	(0.35)		(0.75)		(0.85)	(0.91)	(0.36)		(0.08)

Net asset value, end of period/year	$8.91		$11.48		$11.35	$11.71	$11.70		$11.31
Total return (D)	(20.05	)%(E)	9.00%		4.00%	7.95%	6.87%		6.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,378		$19,808		$17,476	$17,808	$7,104		$1,241
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93	%(F)	1.89%		1.88%	1.89%	1.90%		1.80%
Including waiver and/or reimbursement and recapture	1.93	%(F)	1.86%		1.80%	1.89%	1.90	%(C)	1.80%
Net investment income (loss) to average net assets	0.43	%(F)	(0.04)%		0.06%	(0.29)%	(0.37	)%(C)	0.30%
Portfolio turnover rate	44	%(E)	77%		85%	76%	95%		31%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.73		$11.60	$11.93	$11.85	$11.41		$10.69

Investment operations:
Net investment income (loss) (A)	0.08		0.11	0.13	0.10	0.11	(B)	0.13
Net realized and unrealized gain (loss)	(2.28)		0.89	0.49	0.95	0.75		0.69
Total investment operations	(2.20)		1.00	0.62	1.05	0.86		0.82

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.14)	(0.12)	(0.13)	(0.15)		(0.03)
Net realized gains	(0.34)		(0.73)	(0.83)	(0.84)	(0.27)		(0.07)
Total dividends and/or distributions to shareholders	(0.46)		(0.87)	(0.95)	(0.97)	(0.42)		(0.10)

Net asset value, end of period/year	$9.07		$11.73	$11.60	$11.93	$11.85		$11.41
Total return	(19.61	)%(C)	9.99%	5.16%	8.94%	8.00%		7.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$436,334		$512,150	$368,787	$394,378	$298,589		$147,712
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(D)	0.85%	0.85%	0.86%	0.86%		0.84%
Including waiver and/or reimbursement and recapture	0.86	%(D)	0.84%	0.80%	0.86%	0.86	%(B)	0.84%
Net investment income (loss) to average net assets	1.49	%(D)	0.94%	1.09%	0.79%	0.97	%(B)	1.19%
Portfolio turnover rate	44	%(C)	77%	85%	76%	95%		31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.74		$11.62		$11.95	$11.87	$11.41		$10.69

Investment operations:
Net investment income (loss) (A)	0.08		0.12		0.14	0.11	0.15	(B)	0.16
Net realized and unrealized gain (loss)	(2.27)		0.88		0.49	0.95	0.74		0.67
Total investment operations	(2.19)		1.00		0.63	1.06	0.89		0.83

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.15)		(0.13)	(0.14)	(0.16)		(0.04)
Net realized gains	(0.34)		(0.73)		(0.83)	(0.84)	(0.27)		(0.07)
Total dividends and/or distributions to shareholders	(0.47)		(0.88)		(0.96)	(0.98)	(0.43)		(0.11)

Net asset value, end of period/year	$9.08		$11.74		$11.62	$11.95	$11.87		$11.41
Total return	(19.53	)%(C)	10.04%		5.26%	9.09%	8.12%		7.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$194,000		$277,692		$280,299	$298,655	$323,275		$465,775
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.75%		0.75%	0.76%	0.74%		0.74%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.75	%(E)	0.71%	0.76%	0.74	%(B)	0.74%
Net investment income (loss) to average net assets	1.58	%(D)	1.09%		1.15%	0.92%	1.37	%(B)	1.42%
Portfolio turnover rate	44	%(C)	77%		85%	76%	95%		31%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.80		$11.67		$11.96	$11.93

Investment operations:
Net investment income (loss) (B)	0.08		0.12		0.14	0.06
Net realized and unrealized gain (loss)	(2.29)		0.90		0.48	(0.03	)(C)
Total investment operations	(2.21)		1.02		0.62	0.03

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.16)		(0.08)	—
Net realized gains	(0.34)		(0.73)		(0.83)	—
Total dividends and/or distributions to shareholders	(0.47)		(0.89)		(0.91)	—

Net asset value, end of period/year	$9.12		$11.80		$11.67	$11.96
Total return	(19.60	)%(D)	10.10%		5.19%	0.25	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$117,333		$212,674		$231,307	$275,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.75%		0.75%	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.75	%(F)	0.70%	0.70	%(E)
Net investment income (loss) to average net assets	1.50	%(E)	1.09%		1.16%	0.79	%(E)
Portfolio turnover rate	44	%(D)	77%		85%	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.77		$11.63		$11.92	$11.93

Investment operations:
Net investment income (loss) (B)	0.06		0.07		0.07	0.02
Net realized and unrealized gain (loss)	(2.29)		0.88		0.50	(0.03	)(C)
Total investment operations	(2.23)		0.95		0.57	(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.08)		(0.03)	—
Net realized gains	(0.34)		(0.73)		(0.83)	—
Total dividends and/or distributions to shareholders	(0.41)		(0.81)		(0.86)	—

Net asset value, end of period/year	$9.13		$11.77		$11.63	$11.92
Total return	(19.74	)%(D)	9.45%		4.70%	(0.08	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$44,255		$62,961		$69,546	$88,909
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(E)	1.25%		1.26%	1.27	%(E)
Including waiver and/or reimbursement and recapture	1.25	%(E)	1.25	%(F)	1.24%	1.25	%(E)
Net investment income (loss) to average net assets	1.10	%(E)	0.60%		0.63%	0.26	%(E)
Portfolio turnover rate	44	%(D)	77%		85%	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.79		$11.66	$11.94	$11.93

Investment operations:
Net investment income (loss) (B)	0.08		0.12	0.11	0.04
Net realized and unrealized gain (loss)	(2.30)		0.87	0.50	(0.03	)(C)
Total investment operations	(2.22)		0.99	0.61	0.01

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.13)	(0.06)	—
Net realized gains	(0.34)		(0.73)	(0.83)	—
Total dividends and/or distributions to shareholders	(0.42)		(0.86)	(0.89)	—

Net asset value, end of period/year	$9.15		$11.79	$11.66	$11.94
Total return	(19.60	)%(D)	9.83%	5.07%	0.08	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,650		$101,137	$362,082	$424,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	1.00%	1.00%	1.01	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90%	0.90%	0.90	%(E)
Net investment income (loss) to average net assets	1.46	%(E)	1.06%	0.96%	0.58	%(E)
Portfolio turnover rate	44	%(D)	77%	85%	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.83		$11.70		$12.03	$11.87	$11.87

Investment operations:
Net investment income (loss) (B)	0.09		0.12		0.04	0.08	0.01	(C)
Net realized and unrealized gain (loss)	(2.30)		0.90		0.59	0.98	(0.01	)(D)
Total investment operations	(2.21)		1.02		0.63	1.06	—

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.16)		(0.13)	(0.06)	—
Net realized gains	(0.34)		(0.73)		(0.83)	(0.84)	—
Total dividends and/or distributions to shareholders	(0.47)		(0.89)		(0.96)	(0.90)	—

Net asset value, end of period/year	$9.15		$11.83		$11.70	$12.03	$11.87
Total return	(19.55	)%(E)	10.06%		5.22%	9.09%	0.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$185,713		$222,061		$166,519	$16,391	$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(F)	0.75%		0.75%	0.76%	0.79	%(F)
Including waiver and/or reimbursement and recapture	0.76	%(F)	0.75	%(G)	0.71%	0.76%	0.78	%(C)(F)
Net investment income (loss) to average net assets	1.60	%(F)	1.08%		0.30%	0.68%	0.18	%(C)(F)
Portfolio turnover rate	44	%(E)	77%		85%	76%	95	%(E)

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.52		$6.88	$7.37	$7.59	$7.94		$11.62

Investment operations:
Net investment income (loss) (A)	0.12		0.16	0.03	0.15	0.24	(B)	0.29
Net realized and unrealized gain (loss)	(1.67)		(0.17)	(0.16)	0.04	(0.33	)(C)	(3.62)
Total investment operations	(1.55)		(0.01)	(0.13)	0.19	(0.09)		(3.33)

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.07)	(0.07)	(0.30)	(0.26)		(0.09)
Net realized gains	—		—	—	—	—		(0.07)
Return of capital	—		(0.28)	(0.29)	(0.11)	—		(0.19)
Total dividends and/or distributions to shareholders	(0.17)		(0.35)	(0.36)	(0.41)	(0.26)		(0.35)

Net asset value, end of period/year	$4.80		$6.52	$6.88	$7.37	$7.59		$7.94
Total return (D)	(23.81	)%(E)	(0.20)%	(1.85)%	2.30%	(0.87)%		(29.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,190		$16,363	$23,096	$32,083	$43,221		$46,624
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.72	%(F)	1.63%	1.61%	1.58%	1.57%		1.52%
Including waiver and/or reimbursement and recapture	1.60	%(F)	1.60%	1.60%	1.58%	1.56	%(B)	1.52%
Net investment income (loss) to average net assets	4.10	%(F)	2.27%	0.40%	1.97%	3.50	%(B)	2.84%
Portfolio turnover rate	12	%(E)	20%	33%	41%	79%		67%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.50		$6.85	$7.34	$7.55	$7.91		$11.57

Investment operations:
Net investment income (loss) (A)	0.10		0.10	(0.02)	0.09	0.19	(B)	0.21
Net realized and unrealized gain (loss)	(1.67)		(0.15)	(0.17)	0.05	(0.35	)(C)	(3.60)
Total investment operations	(1.57)		(0.05)	(0.19)	0.14	(0.16)		(3.39)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.06)	(0.06)	(0.25)	(0.20)		(0.06)
Net realized gains	—		—	—	—	—		(0.07)
Return of capital	—		(0.24)	(0.24)	(0.10)	—		(0.14)
Total dividends and/or distributions to shareholders	(0.15)		(0.30)	(0.30)	(0.35)	(0.20)		(0.27)

Net asset value, end of period/year	$4.78		$6.50	$6.85	$7.34	$7.55		$7.91
Total return (D)	(24.25	)%(E)	(0.84)%	(2.66)%	1.64%	(1.79)%		(29.61)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,198		$11,796	$15,955	$23,673	$31,067		$37,877
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.49	%(F)	2.42%	2.39%	2.36%	2.36%		2.27%
Including waiver and/or reimbursement and recapture	2.35	%(F)	2.35%	2.35%	2.35%	2.35	%(B)	2.27%
Net investment income (loss) to average net assets	3.29	%(F)	1.52%	(0.29)%	1.10%	2.73	%(B)	2.11%
Portfolio turnover rate	12	%(E)	20%	33%	41%	79%		67%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.52		$6.89	$7.37	$7.59	$7.95		$11.63

Investment operations:
Net investment income (loss) (A)	0.13		0.18	0.07	0.16	0.26	(B)	0.31
Net realized and unrealized gain (loss)	(1.67)		(0.18)	(0.17)	0.05	(0.34	)(C)	(3.61)
Total investment operations	(1.54)		—	(0.10)	0.21	(0.08)		(3.30)

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.07)	(0.08)	(0.31)	(0.28)		(0.10)
Net realized gains	—		—	—	—	—		(0.07)
Return of capital	—		(0.30)	(0.30)	(0.12)	—		(0.21)
Total dividends and/or distributions to shareholders	(0.18)		(0.37)	(0.38)	(0.43)	(0.28)		(0.38)

Net asset value, end of period/year	$4.80		$6.52	$6.89	$7.37	$7.59		$7.95
Total return	(23.67	)%(D)	(0.03)%	(1.42)%	2.61%	(0.68)%		(28.92)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,680		$14,258	$21,257	$48,023	$39,716		$63,695
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.34	%(E)	1.30%	1.30%	1.29%	1.26%		1.23%
Including waiver and/or reimbursement and recapture	1.34	%(E)	1.30%	1.30%	1.29%	1.25	%(B)	1.23%
Net investment income (loss) to average net assets	4.29	%(E)	2.56%	1.02%	2.05%	3.79	%(B)	3.08%
Portfolio turnover rate	12	%(D)	20%	33%	41%	79%		67%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica MLP & Energy Income
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.52		$6.89	$7.38	$7.60	$7.95		$11.63

Investment operations:
Net investment income (loss) (A)	0.13		0.18	0.07	0.17	0.25	(B)	0.33
Net realized and unrealized gain (loss)	(1.67)		(0.17)	(0.17)	0.05	(0.31	)(C)	(3.62)
Total investment operations	(1.54)		0.01	(0.10)	0.22	(0.06)		(3.29)

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.07)	(0.08)	(0.32)	(0.29)		(0.10)
Net realized gains	—		—	—	—	—		(0.07)
Return of capital	—		(0.31)	(0.31)	(0.12)	—		(0.22)
Total dividends and/or distributions to shareholders	(0.18)		(0.38)	(0.39)	(0.44)	(0.29)		(0.39)

Net asset value, end of period/year	$4.80		$6.52	$6.89	$7.38	$7.60		$7.95
Total return	(23.77	)%(D)	0.08%	(1.44)%	2.70%	(0.45)%		(28.84)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$147,220		$208,684	$258,764	$209,277	$268,516		$346,050
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24	%(E)	1.20%	1.20%	1.19%	1.16%		1.14%
Including waiver and/or reimbursement and recapture	1.24	%(E)	1.20%	1.20%	1.19%	1.15	%(B)	1.14%
Net investment income (loss) to average net assets	4.39	%(E)	2.60%	0.95%	2.18%	3.69	%(B)	3.26%
Portfolio turnover rate	12	%(D)	20%	33%	41%	79%		67%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.64		$10.91	$10.96	$9.97		$9.97		$10.30

Investment operations:
Net investment income (loss) (A)	0.20		0.40	0.39	0.39		0.35	(B)	0.37
Net realized and unrealized gain (loss)	(1.22)		0.82	(0.05)	0.96		0.03		(0.20)
Total investment operations	(1.02)		1.22	0.34	1.35		0.38		0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.36)	(0.35)	(0.36)		(0.34)		(0.39)
Net realized gains	(0.01)		(0.13)	(0.04)	—		(0.04)		(0.11)
Total dividends and/or distributions to shareholders	(0.22)		(0.49)	(0.39)	(0.36)		(0.38)		(0.50)

Net asset value, end of period/year	$10.40		$11.64	$10.91	$10.96		$9.97		$9.97
Total return (C)	(8.83	)%(D)	11.72%	3.11%	13.77%		3.88%		1.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,650		$34,731	$27,644	$20,733		$2,153		$1,600
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(E)	1.12%	1.20%	1.19%		1.21	%(F)	1.31	%(F)
Including waiver and/or reimbursement and recapture	1.04	%(E)	1.12%	1.20%	1.21	%(G)	1.20	%(B)(F)	1.20	%(F)
Net investment income (loss) to average net assets	3.58	%(E)	3.59%	3.50%	3.74%		3.60	%(B)	3.67%
Portfolio turnover rate	35	%(D)	53%	38%	79%		51%		77%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.59		$10.86	$10.92	$9.94	$9.94		$10.29

Investment operations:
Net investment income (loss) (A)	0.16		0.31	0.31	0.31	0.28	(B)	0.28
Net realized and unrealized gain (loss)	(1.22)		0.84	(0.07)	0.97	0.03		(0.20)
Total investment operations	(1.06)		1.15	0.24	1.28	0.31		0.08

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.29)	(0.26)	(0.30)	(0.27)		(0.32)
Net realized gains	(0.01)		(0.13)	(0.04)	—	(0.04)		(0.11)
Total dividends and/or distributions to shareholders	(0.18)		(0.42)	(0.30)	(0.30)	(0.31)		(0.43)

Net asset value, end of period/year	$10.35		$11.59	$10.86	$10.92	$9.94		$9.94
Total return (C)	(9.21	)%(D)	11.00%	2.24%	12.97%	3.17%		0.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,434		$46,600	$38,322	$43,076	$4,173		$3,024
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.77	%(E)	1.85%	1.92%	1.94%	1.94	%(F)	2.01	%(F)
Including waiver and/or reimbursement and recapture	1.77	%(E)	1.85%	1.92%	1.94%	1.95	%(B)(F)	1.95	%(F)
Net investment income (loss) to average net assets	2.87	%(E)	2.86%	2.80%	2.99%	2.86	%(B)	2.78%
Portfolio turnover rate	35	%(D)	53%	38%	79%	51%		77%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.64		$10.91	$10.97	$9.97		$9.97		$10.31

Investment operations:
Net investment income (loss) (A)	0.22		0.43	0.42	0.42		0.38	(B)	0.40
Net realized and unrealized gain (loss)	(1.23)		0.83	(0.06)	0.97		0.02		(0.22)
Total investment operations	(1.01)		1.26	0.36	1.39		0.40		0.18

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.40)	(0.38)	(0.39)		(0.36)		(0.41)
Net realized gains	(0.01)		(0.13)	(0.04)	—		(0.04)		(0.11)
Total dividends and/or distributions to shareholders	(0.23)		(0.53)	(0.42)	(0.39)		(0.40)		(0.52)

Net asset value, end of period/year	$10.40		$11.64	$10.91	$10.97		$9.97		$9.97
Total return	(8.76	)%(C)	12.14%	3.27%	14.10%		4.13%		1.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$168,202		$153,353	$92,148	$71,827		$41,691		$30,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.85%	0.93%	0.94%		1.01	%(E)	1.09	%(E)
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.83%	0.95%	0.96	%(F)	0.95	%(B)(E)	0.95	%(E)
Net investment income (loss) to average net assets	3.92	%(D)	3.86%	3.75%	4.02%		3.83	%(B)	3.90%
Portfolio turnover rate	35	%(C)	53%	38%	79%		51%		77%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Multi-Asset Income
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$11.14		$10.47	$10.52	$9.62		$9.89		$10.30

Investment operations:
Net investment income (loss) (A)	0.22		0.41	0.42	0.40		0.09	(B)	0.42
Net realized and unrealized gain (loss)	(1.18)		0.79	(0.06)	0.90		0.04		(0.44)
Total investment operations	(0.96)		1.20	0.36	1.30		0.13		(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.40)	(0.37)	(0.40)		(0.36)		(0.28)
Net realized gains	(0.01)		(0.13)	(0.04)	—		(0.04)		(0.11)
Total dividends and/or distributions to shareholders	(0.24)		(0.53)	(0.41)	(0.40)		(0.40)		(0.39)

Net asset value, end of period/year	$9.94		$11.14	$10.47	$10.52		$9.62		$9.89
Total return	(8.68	)%(C)	12.03%	3.45%	13.70%		1.38%		(0.28)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$13	$11	$11		$0	(D)	$0	(D)
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(E)	0.74%	0.82%	0.84%		0.00	%(F)(G)	1.00	%(G)
Including waiver and/or reimbursement and recapture	0.68	%(E)	0.82%	0.82%	0.96	%(H)	0.00	%(B)(F)(G)	0.95	%(G)
Net investment income (loss) to average net assets	4.12	%(E)	3.89%	3.88%	3.94%		0.96	%(B)	4.02%
Portfolio turnover rate	35	%(C)	53%	38%	79%		51%		77%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Rounds to less than $1,000.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$28.66		$27.54	$27.90	$24.88	$24.86		$25.61

Investment operations:
Net investment income (loss) (A)	0.15		0.36	0.34	0.28	0.25	(B)	0.24
Net realized and unrealized gain (loss)	(0.04)		2.79	0.24	3.15	0.61		0.41
Total investment operations	0.11		3.15	0.58	3.43	0.86		0.65

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.37)	(0.35)	(0.32)	(0.26)		(0.25)
Net realized gains	(0.85)		(1.66)	(0.59)	(0.09)	(0.58)		(1.15)
Total dividends and/or distributions to shareholders	(1.01)		(2.03)	(0.94)	(0.41)	(0.84)		(1.40)

Net asset value, end of period/year	$27.76		$28.66	$27.54	$27.90	$24.88		$24.86
Total return (C)	0.31	%(D)	12.53%	2.05%	13.89%	3.57%		2.58%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$533,885		$558,639	$532,861	$573,224	$406,606		$210,457
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.03	%(E)	1.04%	1.03%	1.03%	1.10%		1.14%
Including waiver and/or reimbursement and recapture	1.03	%(E)	1.04%	1.03%	1.03%	1.08	%(B)	1.14%
Net investment income (loss) to average net assets	1.08	%(E)	1.34%	1.22%	1.07%	1.04	%(B)	0.97%
Portfolio turnover rate	33	%(D)	41%	48%	39%	35%		39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$28.11		$27.04	$27.41	$24.45	$24.44		$25.21

Investment operations:
Net investment income (loss) (A)	0.04		0.15	0.13	0.08	0.08	(B)	0.07
Net realized and unrealized gain (loss)	(0.03)		2.75	0.22	3.09	0.59		0.40
Total investment operations	0.01		2.90	0.35	3.17	0.67		0.47

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.17)	(0.13)	(0.12)	(0.08)		(0.09)
Net realized gains	(0.85)		(1.66)	(0.59)	(0.09)	(0.58)		(1.15)
Total dividends and/or distributions to shareholders	(0.91)		(1.83)	(0.72)	(0.21)	(0.66)		(1.24)

Net asset value, end of period/year	$27.21		$28.11	$27.04	$27.41	$24.45		$24.44
Total return (C)	(0.08	)%(D)	11.73%	1.25%	13.02%	2.84%		1.87%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$196,013		$195,175	$184,727	$222,884	$208,410		$184,907
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79	%(E)	1.80%	1.79%	1.79%	1.83%		1.84%
Including waiver and/or reimbursement and recapture	1.79	%(E)	1.80%	1.79%	1.79%	1.82	%(B)	1.84%
Net investment income (loss) to average net assets	0.32	%(E)	0.58%	0.47%	0.32%	0.33	%(B)	0.27%
Portfolio turnover rate	33	%(D)	41%	48%	39%	35%		39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$28.81		$27.67	$28.03	$24.99	$24.96		$25.70

Investment operations:
Net investment income (loss) (A)	0.18		0.43	0.41	0.34	0.32	(B)	0.31
Net realized and unrealized gain (loss)	(0.05)		2.80	0.23	3.16	0.60		0.42
Total investment operations	0.13		3.23	0.64	3.50	0.92		0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.43)	(0.41)	(0.37)	(0.31)		(0.32)
Net realized gains	(0.85)		(1.66)	(0.59)	(0.09)	(0.58)		(1.15)
Total dividends and/or distributions to shareholders	(1.04)		(2.09)	(1.00)	(0.46)	(0.89)		(1.47)

Net asset value, end of period/year	$27.90		$28.81	$27.67	$28.03	$24.99		$24.96
Total return	0.39	%(C)	12.79%	2.26%	14.13%	3.83%		2.90%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$242,412		$244,156	$232,308	$266,637	$208,512		$199,378
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(D)	0.82%	0.82%	0.82%	0.84%		0.86%
Including waiver and/or reimbursement and recapture	0.81	%(D)	0.82%	0.82%	0.82%	0.84	%(B)	0.86%
Net investment income (loss) to average net assets	1.29	%(D)	1.55%	1.44%	1.28%	1.32	%(B)	1.26%
Portfolio turnover rate	33	%(C)	41%	48%	39%	35%		39%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$28.81		$27.67	$28.03	$24.99	$24.95		$25.40

Investment operations:
Net investment income (loss) (B)	0.20		0.44	0.44	0.37	0.25	(C)	0.13
Net realized and unrealized gain (loss)	(0.04)		2.82	0.23	3.16	0.71		(0.40	)(D)
Total investment operations	0.16		3.26	0.67	3.53	0.96		(0.27)

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.46)	(0.44)	(0.40)	(0.34)		(0.18)
Net realized gains	(0.85)		(1.66)	(0.59)	(0.09)	(0.58)		—
Total dividends and/or distributions to shareholders	(1.06)		(2.12)	(1.03)	(0.49)	(0.92)		(0.18)

Net asset value, end of period/year	$27.91		$28.81	$27.67	$28.03	$24.99		$24.95
Total return	0.49	%(E)	12.92%	2.37%	14.25%	3.99%		(1.07	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,313		$13,458	$7,149	$9,749	$6,316		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(F)	0.71%	0.71%	0.71%	0.73%		0.75	%(F)
Including waiver and/or reimbursement and recapture	0.71	%(F)	0.71%	0.71%	0.71%	0.73	%(C)	0.75	%(F)
Net investment income (loss) to average net assets	1.40	%(F)	1.62%	1.54%	1.39%	1.02	%(C)	1.19	%(F)
Portfolio turnover rate	33	%(E)	41%	48%	39%	35%		39%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.29		$10.05	$10.22	$10.23	$10.19		$10.37

Investment operations:
Net investment income (loss) (A)	0.11		0.26	0.22	0.19	0.20	(B)	0.20
Net realized and unrealized gain (loss)	(0.31)		0.24	(0.17)	0.01	0.06		(0.15)
Total investment operations	(0.20)		0.50	0.05	0.20	0.26		0.05

Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.26)	(0.22)	(0.21)	(0.20)		(0.21)
Net realized gains	—		—	—	—	—		(0.02)
Return of capital	—		—	—	—	(0.02)		—
Total dividends and/or distributions to shareholders	(0.12)		(0.26)	(0.22)	(0.21)	(0.22)		(0.23)

Net asset value, end of period/year	$9.97		$10.29	$10.05	$10.22	$10.23		$10.19
Total return (C)	(1.98	)%(D)	5.04%	0.53%	1.90%	2.60%		0.53%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$656,273		$698,062	$732,815	$940,515	$934,615		$976,715
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(E)	0.82%	0.85%	0.84%	0.85%		0.84%
Including waiver and/or reimbursement and recapture	0.72	%(E)	0.82%	0.85%	0.84%	0.84	%(B)	0.84%
Net investment income (loss) to average net assets	2.26	%(E)	2.54%	2.16%	1.84%	1.95	%(B)	1.94%
Portfolio turnover rate	26	%(D)	61%	60%	52%	45%		66%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.27		$10.03	$10.20	$10.21	$10.17		$10.35

Investment operations:
Net investment income (loss) (A)	0.07		0.18	0.14	0.11	0.12	(B)	0.12
Net realized and unrealized gain (loss)	(0.30)		0.24	(0.16)	0.01	0.06		(0.14)
Total investment operations	(0.23)		0.42	(0.02)	0.12	0.18		(0.02)

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.18)	(0.15)	(0.13)	(0.12)		(0.14)
Net realized gains	—		—	—	—	—		(0.02)
Return of capital	—		—	—	—	(0.02)		—
Total dividends and/or distributions to shareholders	(0.08)		(0.18)	(0.15)	(0.13)	(0.14)		(0.16)

Net asset value, end of period/year	$9.96		$10.27	$10.03	$10.20	$10.21		$10.17
Total return (C)	(2.27	)% (D)	4.23%	(0.24)%	1.12%	1.82%		(0.23)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$256,589		$294,497	$393,543	$517,918	$621,425		$721,293
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52	%(E)	1.61%	1.62%	1.61%	1.61%		1.60%
Including waiver and/or reimbursement and recapture	1.52	%(E)	1.61%	1.62%	1.61%	1.60	%(B)	1.60%
Net investment income (loss) to average net assets	1.47	%(E)	1.77%	1.40%	1.07%	1.18	%(B)	1.19%
Portfolio turnover rate	26	%(D)	61%	60%	52%	45%		66%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.11		$9.88	$10.05	$10.05	$10.01		$10.19

Investment operations:
Net investment income (loss) (A)	0.12		0.27	0.24	0.20	0.21	(B)	0.22
Net realized and unrealized gain (loss)	(0.29)		0.24	(0.17)	0.02	0.07		(0.15)
Total investment operations	(0.17)		0.51	0.07	0.22	0.28		0.07

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.28)	(0.24)	(0.22)	(0.21)		(0.23)
Net realized gains	—		—	—	—	—		(0.02)
Return of capital	—		—	—	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.13)		(0.28)	(0.24)	(0.22)	(0.24)		(0.25)

Net asset value, end of period/year	$9.81		$10.11	$9.88	$10.05	$10.05		$10.01
Total return	(1.74	)% (C)	5.20%	0.71%	2.21%	2.82%		0.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,716,631		$1,745,843	$1,451,634	$1,312,220	$979,858		$822,063
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.52	%(D)	0.62%	0.65%	0.64%	0.64%		0.63%
Including waiver and/or reimbursement and recapture	0.52	%(D)	0.62%	0.65%	0.64%	0.63	%(B)	0.63%
Net investment income (loss) to average net assets	2.46	%(D)	2.74%	2.39%	2.04%	2.15	%(B)	2.15%
Portfolio turnover rate	26	%(C)	61%	60%	52%	45%		66%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.11		$9.87	$10.04	$10.04	$10.01		$10.18

Investment operations:
Net investment income (loss) (A)	0.13		0.28	0.24	0.22	0.22	(B)	0.23
Net realized and unrealized gain (loss)	(0.31)		0.25	(0.16)	0.01	0.06		(0.14)
Total investment operations	(0.18)		0.53	0.08	0.23	0.28		0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)	(0.25)	(0.23)	(0.22)		(0.24)
Net realized gains	—		—	—	—	—		(0.02)
Return of capital	—		—	—	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.13)		(0.29)	(0.25)	(0.23)	(0.25)		(0.26)

Net asset value, end of period/year	$9.80		$10.11	$9.87	$10.04	$10.04		$10.01
Total return	(1.79	)%(C)	5.41%	0.81%	2.31%	2.81%		0.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$296,672		$282,641	$220,648	$427,397	$282,016		$1,223,002
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(D)	0.52%	0.55%	0.54%	0.54%		0.53%
Including waiver and/or reimbursement and recapture	0.42	%(D)	0.52%	0.55%	0.54%	0.54	%(B)	0.53%
Net investment income (loss) to average net assets	2.55	%(D)	2.85%	2.45%	2.15%	2.21	%(B)	2.25%
Portfolio turnover rate	26	%(C)	61%	60%	52%	45%		66%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Short-Term Bond
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.11		$9.87	$10.03	$10.04	$10.01		$10.12

Investment operations:
Net investment income (loss) (B)	0.13		0.28	0.26	0.21	0.23	(C)	0.09
Net realized and unrealized gain (loss)	(0.31)		0.25	(0.17)	0.01	0.05		(0.10)
Total investment operations	(0.18)		0.53	0.09	0.22	0.28		(0.01)

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)	(0.25)	(0.23)	(0.22)		(0.10)
Return of capital	—		—	—	—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.13)		(0.29)	(0.25)	(0.23)	(0.25)		(0.10)

Net asset value, end of period/year	$9.80		$10.11	$9.87	$10.03	$10.04		$10.01
Total return	(1.79	)%(D)	5.42%	0.92%	2.21%	2.82%		(0.09	)%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,055		$28,807	$26,240	$1,412	$372		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42	%(E)	0.52%	0.55%	0.54%	0.54%		0.53	%(E)
Including waiver and/or reimbursement and recapture	0.42	%(E)	0.52%	0.55%	0.54%	0.52	%(C)	0.53	%(E)
Net investment income (loss) to average net assets	2.56	%(E)	2.85%	2.65%	2.14%	2.26	%(C)	2.22	%(E)
Portfolio turnover rate	26	%(D)	61%	60%	52%	45%		66%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.65		$11.48	$11.72	$11.36

Investment operations:
Net investment income (loss) (B)	0.03		0.05	0.04	0.02
Net realized and unrealized gain (loss)	(2.08)		(0.89)	0.24	0.34
Total investment operations	(2.05)		(0.84)	0.28	0.36

Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.06)	(0.15)	—
Net realized gains	—		(0.93)	(0.37)	—
Total dividends and/or distributions to shareholders	(0.06)		(0.99)	(0.52)	—

Net asset value, end of period/year	$7.54		$9.65	$11.48	$11.72
Total return (C)	(21.45	)%(D)	(6.56)%	2.24%	3.17	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,632		$2,759	$3,356	$3,490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47	%(E)	1.39%	1.32%	1.35	%(E)
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.26%	1.20%	1.30	%(E)
Net investment income (loss) to average net assets	0.66	%(E)	0.50%	0.34%	0.22	%(E)
Portfolio turnover rate	59	%(D)	94%	86%	53	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.48		$11.30	$11.54	$11.24

Investment operations:
Net investment income (loss) (C)	—		(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	(2.06)		(0.87)	0.24	0.34
Total investment operations	(2.06)		(0.89)	0.19	0.30

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.06)	—
Net realized gains	—		(0.93)	(0.37)	—
Total dividends and/or distributions to shareholders	—		(0.93)	(0.43)	—

Net asset value, end of period/year	$7.42		$9.48	$11.30	$11.54
Total return (D)	(21.73	)%(E)	(7.17)%	1.58%	2.67	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$319		$536	$668	$638
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.15	%(F)	2.09%	2.06%	2.07	%(F)
Including waiver and/or reimbursement and recapture	2.05	%(F)	2.01%	1.95%	2.05	%(F)
Net investment income (loss) to average net assets	(0.09	)%(F)	(0.25)%	(0.40)%	(0.49	)%(F)
Portfolio turnover rate	59	%(E)	94%	86%	53	%(E)

(A)	Commenced operations on March 10, 2017.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.70		$11.53	$11.78	$11.40

Investment operations:
Net investment income (loss) (B)	0.04		0.08	0.07	0.04
Net realized and unrealized gain (loss)	(2.09)		(0.89)	0.23	0.34
Total investment operations	(2.05)		(0.81)	0.30	0.38

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.09)	(0.18)	—
Net realized gains	—		(0.93)	(0.37)	—
Total dividends and/or distributions to shareholders	(0.08)		(1.02)	(0.55)	—

Net asset value, end of period/year	$7.57		$9.70	$11.53	$11.78
Total return	(21.35	)%(C)	(6.24)%	2.38%	3.33	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$690		$1,321	$2,047	$1,689
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(D)	1.05%	1.02%	0.99	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.01%	0.95%	1.05	%(D)
Net investment income (loss) to average net assets	0.89	%(D)	0.79%	0.57%	0.48	%(D)
Portfolio turnover rate	59	%(C)	94%	86%	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.72		$11.56	$11.79	$11.40

Investment operations:
Net investment income (loss) (B)	0.04		0.08	0.09	0.05
Net realized and unrealized gain (loss)	(2.09)		(0.89)	0.24	0.34
Total investment operations	(2.05)		(0.81)	0.33	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.10)	(0.19)	—
Net realized gains	—		(0.93)	(0.37)	—
Total dividends and/or distributions to shareholders	(0.09)		(1.03)	(0.56)	—

Net asset value, end of period/year	$7.58		$9.72	$11.56	$11.79
Total return	(21.33	)%(C)	(6.21)%	2.63%	3.42	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,101		$16,035	$21,106	$29,564
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.94%	0.92%	0.85	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.93%	0.86%	0.93	%(D)
Net investment income (loss) to average net assets	1.00	%(D)	0.84%	0.72%	0.63	%(D)
Portfolio turnover rate	59	%(C)	94%	86%	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.82		$11.67	$11.80	$11.40

Investment operations:
Net investment income (loss) (B)	0.05		0.08	0.09	0.05
Net realized and unrealized gain (loss)	(2.12)		(0.90)	0.22	0.35
Total investment operations	(2.07)		(0.82)	0.31	0.40

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.10)	(0.07)	—
Net realized gains	—		(0.93)	(0.37)	—
Total dividends and/or distributions to shareholders	(0.09)		(1.03)	(0.44)	—

Net asset value, end of period/year	$7.66		$9.82	$11.67	$11.80
Total return	(21.32	)%(C)	(6.31)%	2.57%	3.51	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,001		$118,570	$137,326	$153,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(D)	0.94%	0.92%	0.98	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.93%	0.85%	0.85	%(D)
Net investment income (loss) to average net assets	0.97	%(D)	0.82%	0.71%	0.70	%(D)
Portfolio turnover rate	59	%(C)	94%	86%	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$9.80		$11.62	$11.75	$11.40

Investment operations:
Net investment income (loss) (B)	0.02		0.04	0.02	0.01
Net realized and unrealized gain (loss)	(2.12)		(0.89)	0.24	0.34
Total investment operations	(2.10)		(0.85)	0.26	0.35

Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.04)	(0.02)	—
Net realized gains	—		(0.93)	(0.37)	—
Total dividends and/or distributions to shareholders	(0.03)		(0.97)	(0.39)	—

Net asset value, end of period/year	$7.67		$9.80	$11.62	$11.75
Total return	(21.48	)%(C)	(6.71)%	2.12%	3.07	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,074		$31,787	$46,718	$53,017
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47	%(D)	1.44%	1.42%	1.48	%(D)
Including waiver and/or reimbursement and recapture	1.45	%(D)	1.43%	1.35%	1.48	%(D)
Net investment income (loss) to average net assets	0.50	%(D)	0.38%	0.20%	0.08	%(D)
Portfolio turnover rate	59	%(C)	94%	86%	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.82		$11.64	$11.78	$11.53		$9.45		$10.57	$10.25

Investment operations:
Net investment income (loss) (D)	0.04		0.06	0.06	0.04		0.08		0.08	0.08
Net realized and unrealized gain (loss)	(2.12)		(0.88)	0.22	0.22		2.08		(1.11)	0.32
Total investment operations	(2.08)		(0.82)	0.28	0.26		2.16		(1.03)	0.40

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.07)	(0.05)	(0.01)		(0.08)		(0.09)	(0.08)
Net realized gains	—		(0.93)	(0.37)	—		—		—	—
Total dividends and/or distributions to shareholders	(0.07)		(1.00)	(0.42)	(0.01)		(0.08)		(0.09)	(0.08)

Net asset value, end of period/year	$7.67		$9.82	$11.64	$11.78		$11.53		$9.45	$10.57
Total return	(21.34	)%(E)	(6.44)%	2.27%	2.27	%(E)	23.08%		(9.72)%	3.94%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,857		$5,175	$5,648	$8,970		$14,540		$12,719	$27,550
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(F)	1.19%	1.17%	1.30	%(F)	1.50%		1.32%	1.28%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10%	1.10%	1.11	%(F)(G)	1.07	%(H)	1.10%	1.10%
Net investment income (loss) to average net assets	0.85	%(F)	0.64%	0.50%	0.34	%(F)	0.80%		0.82%	0.78%
Portfolio turnover rate	59	%(E)	94%	86%	53	%(E)	122%		132%	148%

(A)	Transamerica Partners Institutional Small Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which was the accounting and performance survivor of the reorganization.
(B)	Effective March 10, 2017, the Fund underwent a 1.44-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.43		$6.51	$6.89	$12.15		$12.82		$12.87

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.04)	(0.06)		(0.10	)(B)	(0.03)
Net realized and unrealized gain (loss)	(0.38)		0.61	0.34	2.42		0.49		1.03
Total investment operations	(0.41)		0.56	0.30	2.36		0.39		1.00

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	(7.62)		(1.06)		(1.05)

Net asset value, end of period/year	$5.56		$6.43	$6.51	$6.89		$12.15		$12.82
Total return (C)	(7.18	)%(D)	11.11%	4.50%	26.31%		3.42%		8.27%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,023		$14,777	$18,537	$15,520		$8,835		$2,882
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.45	%(E)	1.47%	1.41%	1.51%		1.36%		1.30%
Including waiver and/or reimbursement and recapture	1.40	%(E)	1.35%	1.25%	1.41	%(F)	1.35	%(B)	1.30%
Net investment income (loss) to average net assets	(0.98	)%(E)	(0.81)%	(0.55)%	(0.92)%		(0.82	)%(B)	(0.26)%
Portfolio turnover rate	31	%(D)	72%	55%	80%		43%		60%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$5.72		$5.91	$6.35	$11.77		$12.55		$12.70

Investment operations:
Net investment income (loss) (A)	(0.05)		(0.09)	(0.08)	(0.10)		(0.18	)(B)	(0.15)
Net realized and unrealized gain (loss)	(0.33)		0.54	0.32	2.30		0.46		1.05
Total investment operations	(0.38)		0.45	0.24	2.20		0.28		0.90

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	(7.62)		(1.06)		(1.05)

Net asset value, end of period/year	$4.88		$5.72	$5.91	$6.35		$11.77		$12.55
Total return (C)	(7.39	)%(D)	10.28%	3.87%	25.22%		2.56%		7.54%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,296		$4,131	$4,604	$3,588		$1,369		$1,380
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.18	%(E)	2.19%	2.15%	2.23%		2.10%		2.02%
Including waiver and/or reimbursement and recapture	2.15	%(E)	2.10%	2.00%	2.16	%(F)	2.09	%(B)	2.02%
Net investment income (loss) to average net assets	(1.73	)%(E)	(1.55)%	(1.32)%	(1.69)%		(1.54	)%(B)	(1.20)%
Portfolio turnover rate	31	%(D)	72%	55%	80%		43%		60%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.71		$6.74	$7.09	$12.30		$12.94		$12.94

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.03)	(0.02)	(0.05)		(0.06	)(B)	(0.06)
Net realized and unrealized gain (loss)	(0.40)		0.64	0.35	2.46		0.48		1.11
Total investment operations	(0.42)		0.61	0.33	2.41		0.42		1.05

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	(7.62)		(1.06)		(1.05)

Net asset value, end of period/year	$5.83		$6.71	$6.74	$7.09		$12.30		$12.94
Total return	(7.02	)%(C)	11.50%	4.82%	26.40%		3.64%		8.63%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,777		$37,424	$31,592	$27,564		$2,042		$2,540
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(D)	1.13%	1.11%	1.18%		1.03%		1.00%
Including waiver and/or reimbursement and recapture	1.11	%(D)	1.07%	1.00%	1.16	%(E)	1.03	%(B)	1.00%
Net investment income (loss) to average net assets	(0.68	)%(D)	(0.54)%	(0.31)%	(0.69)%		(0.48	)%(B)	(0.44)%
Portfolio turnover rate	31	%(C)	72%	55%	80%		43%		60%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$6.83		$6.85	$7.18	$12.36	$12.99		$12.97

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.03)	(0.01)	(0.04)	(0.04	)(B)	0.01
Net realized and unrealized gain (loss)	(0.40)		0.65	0.36	2.48	0.47		1.06
Total investment operations	(0.42)		0.62	0.35	2.44	0.43		1.07

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	(7.62)	(1.06)		(1.05)

Net asset value, end of period/year	$5.95		$6.83	$6.85	$7.18	$12.36		$12.99
Total return	(6.90	)%(C)	11.48%	5.06%	26.63%	3.71%		8.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,187		$53,600	$35,995	$47,690	$53,790		$539,006
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(D)	1.04%	1.01%	1.09%	0.92%		0.89%
Including waiver and/or reimbursement and recapture	1.00	%(D)	1.00%	0.91%	1.09%	0.91	%(B)	0.89%
Net investment income (loss) to average net assets	(0.60	)%(D)	(0.46)%	(0.20)%	(0.57)%	(0.32	)%(B)	0.07%
Portfolio turnover rate	31	%(C)	72%	55%	80%	43%		60%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$6.83		$6.84	$7.19	$6.44

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.41)		0.66	0.34	0.77
Total investment operations	(0.43)		0.63	0.33	0.75

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	—

Net asset value, end of period/year	$5.94		$6.83	$6.84	$7.19
Total return	(6.90	)%(C)	11.48%	4.90%	11.65	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,557		$26,997	$29,619	$34,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(D)	1.04%	1.01%	1.07	%(D)
Including waiver and/or reimbursement and recapture	1.00	%(D)	0.99%	0.90%	0.90	%(D)
Net investment income (loss) to average net assets	(0.58	)%(D)	(0.46)%	(0.20)%	(0.47	)%(D)
Portfolio turnover rate	31	%(C)	72%	55%	80%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$6.72		$6.79	$7.16	$6.44

Investment operations:
Net investment income (loss) (B)	(0.03)		(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.39)		0.63	0.36	0.77
Total investment operations	(0.42)		0.57	0.31	0.72

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	—

Net asset value, end of period/year	$5.84		$6.72	$6.79	$7.16
Total return	(7.02	)%(C)	10.78%	4.48%	11.18	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,420		$15,869	$16,846	$17,479
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(D)	1.53%	1.50%	1.57	%(D)
Including waiver and/or reimbursement and recapture	1.50	%(D)	1.49%	1.42%	1.55	%(D)
Net investment income (loss) to average net assets	(1.08	)%(D)	(0.94)%	(0.73)%	(1.17	)%(D)
Portfolio turnover rate	31	%(C)	72%	55%	80%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$6.80		$6.81	$7.18	$6.44

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(0.40)		0.65	0.34	0.77
Total investment operations	(0.42)		0.63	0.31	0.74

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	—

Net asset value, end of period/year	$5.92		$6.80	$6.81	$7.18
Total return	(6.93	)%(C)	11.54%	4.60%	11.49	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$35		$252	$6,609	$5,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27	%(D)	1.29%	1.26%	1.32	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.15%	1.15%	1.15	%(D)
Net investment income (loss) to average net assets	(0.66	)%(D)	(0.38)%	(0.46)%	(0.77	)%(D)
Portfolio turnover rate	31	%(C)	72%	55%	80%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$6.83		$6.85	$7.18	$12.36	$12.65

Investment operations:
Net investment income (loss) (B)	(0.02)		(0.03)	(0.02)	(0.04)	(0.01	)(C)
Net realized and unrealized gain (loss)	(0.40)		0.65	0.37	2.48	(0.28	)(D)
Total investment operations	(0.42)		0.62	0.35	2.44	(0.29)

Dividends and/or distributions to shareholders:
Net realized gains	(0.46)		(0.64)	(0.68)	(7.62)	—

Net asset value, end of period/year	$5.95		$6.83	$6.85	$7.18	$12.36
Total return	(6.90	)%(E)	11.48%	5.06%	26.63%	(2.29	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$67		$72	$65	$62	$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.03%	1.01%	1.09%	0.97	%(F)
Including waiver and/or reimbursement and recapture	1.01	%(F)	1.00%	0.91%	1.09%	0.95	%(C)(F)
Net investment income (loss) to average net assets	(0.59	)%(F)	(0.46)%	(0.22)%	(0.58)%	(0.37	)%(C)(F)
Portfolio turnover rate	31	%(E)	72%	55%	80%	43%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.83		$10.66	$11.94		$11.07

Investment operations:
Net investment income (loss) (B)	0.03		(0.01)	0.02		0.01
Net realized and unrealized gain (loss)	(2.54)		0.11	(0.82)		0.86
Total investment operations	(2.51)		0.10	(0.80)		0.87

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.06)	(0.01)		—
Net realized gains	(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(0.39)		(0.93)	(0.48)		—

Net asset value, end of period/year	$6.93		$9.83	$10.66		$11.94
Total return (C)	(26.72	)%(D)	2.35%	(7.12)%		7.76	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,531		$4,543	$3,050		$2,757
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.53	%(E)	1.36%	1.45	%(F)	1.49	%(E)
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.27%	1.20	%(F)	1.30	%(E)
Net investment income (loss) to average net assets	0.80	%(E)	(0.08)%	0.20%		0.19	%(E)
Portfolio turnover rate	50	%(D)	168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.67		$10.50	$11.85		$11.03

Investment operations:
Net investment income (loss) (B)	0.00	(C)	(0.07)	(0.06)		(0.03)
Net realized and unrealized gain (loss)	(2.51)		0.11	(0.82)		0.85
Total investment operations	(2.51)		0.04	(0.88)		0.82

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		—	—		—
Net realized gains	(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(0.32)		(0.87)	(0.47)		—

Net asset value, end of period/year	$6.84		$9.67	$10.50		$11.85
Total return (D)	(26.95	)%(E)	1.60%	(7.88)%		7.34	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$536		$744	$786		$891
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.19	%(F)	2.02%	2.06	%(G)	2.05	%(F)
Including waiver and/or reimbursement and recapture	2.05	%(F)	2.00%	1.95	%(G)	2.05	%(F)
Net investment income (loss) to average net assets	0.08	%(F)	(0.75)%	(0.52)%		(0.56	)%(F)
Portfolio turnover rate	50	%(E)	168%	84%		35	%(E)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.93		$10.75	$12.03		$11.14

Investment operations:
Net investment income (loss) (B)	0.05		0.02	0.07		0.00	(C)
Net realized and unrealized gain (loss)	(2.58)		0.12	(0.83)		0.89
Total investment operations	(2.53)		0.14	(0.76)		0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.09)	(0.05)		—
Net realized gains	(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(0.41)		(0.96)	(0.52)		—

Net asset value, end of period/year	$6.99		$9.93	$10.75		$12.03
Total return	(26.67	)%(D)	2.66%	(6.86)%		7.89	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,476		$15,653	$756		$2,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17	%(E)	1.00%	1.07	%(F)	1.05	%(E)
Including waiver and/or reimbursement and recapture	1.05	%(E)	0.99%	0.95	%(F)	1.05	%(E)
Net investment income (loss) to average net assets	1.06	%(E)	0.19%	0.57%		0.01	%(E)
Portfolio turnover rate	50	%(D)	168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.94		$10.76		$12.04		$11.15

Investment operations:
Net investment income (loss) (B)	0.05		0.09		0.07		0.03
Net realized and unrealized gain (loss)	(2.57)		0.05		(0.83)		0.86
Total investment operations	(2.52)		0.14		(0.76)		0.89

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.09)		(0.05)		—
Net realized gains	(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.42)		(0.96)		(0.52)		—

Net asset value, end of period/year	$7.00		$9.94		$10.76		$12.04
Total return	(26.59	)%(D)	2.66	%(C)	(6.81)%		7.89	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$44,605		$52,241		$212,025		$255,161
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	0.90%		0.96	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.95	%(E)	0.90	%(G)	0.86	%(F)	0.93	%(E)
Net investment income (loss) to average net assets	1.08	%(E)	0.89%		0.58%		0.55	%(E)
Portfolio turnover rate	50	%(D)	168%		84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects certain litigation payments received by the Fund in the year. Had these payments not occurred, the total return would be 0.30% lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class I3
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.96		$10.77		$12.05		$11.15

Investment operations:
Net investment income (loss) (B)	0.05		0.04		0.07		0.05
Net realized and unrealized gain (loss)	(2.58)		0.11		(0.84)		0.85
Total investment operations	(2.53)		0.15		(0.77)		0.90

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.09)		(0.04)		—
Net realized gains	(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.42)		(0.96)		(0.51)		—

Net asset value, end of period/year	$7.01		$9.96		$10.77		$12.05
Total return	(26.62	)%(C)	2.77%		(6.78)%		8.07	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,084		$24,216		$27,065		$35,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(D)	0.90%		0.96	%(E)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.90	%(F)	0.85	%(E)	0.85	%(D)
Net investment income (loss) to average net assets	1.17	%(D)	0.40%		0.60%		0.82	%(D)
Portfolio turnover rate	50	%(C)	168%		84%		35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$9.93		$10.73	$12.01		$11.15

Investment operations:
Net investment income (loss) (B)	0.03		(0.01)	0.01		0.00	(C)
Net realized and unrealized gain (loss)	(2.58)		0.10	(0.82)		0.86
Total investment operations	(2.55)		0.09	(0.81)		0.86

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.02)	—		—
Net realized gains	(0.21)		(0.87)	(0.47)		—
Total dividends and/or distributions to shareholders	(0.37)		(0.89)	(0.47)		—

Net asset value, end of period/year	$7.01		$9.93	$10.73		$12.01
Total return	(26.79	)%(D)	2.13%	(7.25)%		7.71	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,554		$7,982	$9,264		$11,811
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.57	%(E)	1.40%	1.45	%(F)	1.43	%(E)
Including waiver and/or reimbursement and recapture	1.45	%(E)	1.39%	1.35	%(F)	1.43	%(E)
Net investment income (loss) to average net assets	0.67	%(E)	(0.08)%	0.10%		0.01	%(E)
Portfolio turnover rate	50	%(D)	168%	84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R4
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$9.95		$10.74	$12.01		$11.25		$9.52		$10.23	$9.62

Investment operations:
Net investment income (loss) (D)	0.05		(0.01)	0.04		0.01		0.06		0.07	0.07
Net realized and unrealized gain (loss)	(2.58)		0.14	(0.84)		0.76		1.75		(0.72)	0.61
Total investment operations	(2.53)		0.13	(0.80)		0.77		1.81		(0.65)	0.68

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.05)	—		(0.01)		(0.08)		(0.06)	(0.07)
Net realized gains	(0.21)		(0.87)	(0.47)		—		—		—	—
Total dividends and/or distributions to shareholders	(0.41)		(0.92)	(0.47)		(0.01)		(0.08)		(0.06)	(0.07)

Net asset value, end of period/year	$7.01		$9.95	$10.74		$12.01		$11.25		$9.52	$10.23
Total return	(26.65	)%(E)	2.57%	(6.99)%		6.85	%(E)	19.24%		(6.33)%	7.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$101		$328	$253		$345		$7,065		$6,709	$8,537
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32	%(F)	1.15%	1.21	%(G)	2.06	%(F)	1.72%		1.73%	1.67%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.10%	1.10	%(G)	1.17	%(F)(H)	1.11	%(H)(I)	1.10%	1.10%
Net investment income (loss) to average net assets	1.04	%(F)	(0.07)%	0.36%		0.06	%(F)	0.67%		0.73%	0.73%
Portfolio turnover rate	50	%(E)	168%	84%		35	%(E)	89%		133%	18%

(A)	Transamerica Partners Institutional Small Value reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which was the accounting and performance survivor of the reorganization.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017—October 31, 2017.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017 (A)
Net asset value, beginning of period/year	$10.00		$10.81		$12.10		$11.20

Investment operations:
Net investment income (loss) (B)	0.05		0.03		0.07		0.00	(C)
Net realized and unrealized gain (loss)	(2.59)		0.12		(0.84)		0.90
Total investment operations	(2.54)		0.15		(0.77)		0.90

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.09)		(0.05)		—
Net realized gains	(0.21)		(0.87)		(0.47)		—
Total dividends and/or distributions to shareholders	(0.42)		(0.96)		(0.52)		—

Net asset value, end of period/year	$7.04		$10.00		$10.81		$12.10
Total return	(26.62	)%(D)	2.84%		(6.85)%		7.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$43		$58		$57		$61
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07	%(E)	0.90%		0.95	%(F)	0.93	%(E)
Including waiver and/or reimbursement and recapture	0.96	%(E)	0.90	%(G)	0.86	%(F)	0.93	%(E)
Net investment income (loss) to average net assets	1.17	%(E)	0.35%		0.57%		0.55	%(E)
Portfolio turnover rate	50	%(D)	168%		84%		35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$25.45		$26.61	$29.46	$25.09	$26.18		$28.88

Investment operations:
Net investment income (loss) (A)	0.11		0.13	0.14	0.03	0.24	(B)	0.05
Net realized and unrealized gain (loss)	(5.27)		1.41	0.61	5.92	0.87		0.04
Total investment operations	(5.16)		1.54	0.75	5.95	1.11		0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.14)	(0.06)	(0.22)	(0.03)		(0.03)
Net realized gains	(0.69)		(2.56)	(3.54)	(1.36)	(2.17)		(2.76)
Total dividends and/or distributions to shareholders	(0.82)		(2.70)	(3.60)	(1.58)	(2.20)		(2.79)

Net asset value, end of period/year	$19.47		$25.45	$26.61	$29.46	$25.09		$26.18
Total return (C)	(21.07	)%(D)	7.63%	2.25%	24.23%	4.69%		0.17%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$260,399		$349,550	$357,948	$362,890	$338,577		$400,506
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32	%(E)	1.31%	1.29%	1.28%	1.34%		1.31%
Including waiver and/or reimbursement and recapture	1.32	%(E)	1.31%	1.29%	1.28%	1.33	%(B)	1.31%
Net investment income (loss) to average net assets	0.91	%(E)	0.54%	0.49%	0.09%	0.99	%(B)	0.20%
Portfolio turnover rate	37	%(D)	60%	61%	104%	74%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$21.62		$23.05	$26.07	$22.37	$23.70		$26.54

Investment operations:
Net investment income (loss) (A)	0.02		(0.02)	(0.03)	(0.15)	0.07	(B)	(0.12)
Net realized and unrealized gain (loss)	(4.47)		1.15	0.55	5.28	0.77		0.04
Total investment operations	(4.45)		1.13	0.52	5.13	0.84		(0.08)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.07)	—		—
Net realized gains	(0.69)		(2.56)	(3.54)	(1.36)	(2.17)		(2.76)
Total dividends and/or distributions to shareholders	(0.69)		(2.56)	(3.54)	(1.43)	(2.17)		(2.76)

Net asset value, end of period/year	$16.48		$21.62	$23.05	$26.07	$22.37		$23.70
Total return (C)	(21.36	)%(D)	6.85%	1.60%	23.43%	3.99%		(0.53)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$73,060		$116,291	$165,647	$241,737	$237,404		$278,388
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.04	%(E)	2.00%	1.96%	1.95%	2.02%		1.98%
Including waiver and/or reimbursement and recapture	2.04	%(E)	2.00%	1.96%	1.95%	2.01	%(B)	1.98%
Net investment income (loss) to average net assets	0.19	%(E)	(0.09)%	(0.11)%	(0.59)%	0.31	%(B)	(0.47)%
Portfolio turnover rate	37	%(D)	60%	61%	104%	74%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$26.46		$27.56	$30.40	$25.84	$26.91		$29.63

Investment operations:
Net investment income (loss) (A)	0.15		0.23	0.24	0.10	0.34	(B)	0.16
Net realized and unrealized gain (loss)	(5.47)		1.46	0.63	6.14	0.89		0.03
Total investment operations	(5.32)		1.69	0.87	6.24	1.23		0.19

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.23)	(0.17)	(0.32)	(0.13)		(0.15)
Net realized gains	(0.69)		(2.56)	(3.54)	(1.36)	(2.17)		(2.76)
Total dividends and/or distributions to shareholders	(0.91)		(2.79)	(3.71)	(1.68)	(2.30)		(2.91)

Net asset value, end of period/year	$20.23		$26.46	$27.56	$30.40	$25.84		$26.91
Total return	(20.95	)%(C)	8.03%	2.60%	24.68%	5.06%		0.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$212,422		$296,684	$270,188	$242,460	$158,538		$188,583
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(D)	0.95%	0.94%	0.94%	0.98%		0.95%
Including waiver and/or reimbursement and recapture	0.96	%(D)	0.95%	0.94%	0.94%	0.97	%(B)	0.95%
Net investment income (loss) to average net assets	1.27	%(D)	0.90%	0.82%	0.35%	1.35	%(B)	0.57%
Portfolio turnover rate	37	%(C)	60%	61%	104%	74%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$26.52		$27.62	$30.45	$25.88	$26.95		$29.68

Investment operations:
Net investment income (loss) (A)	0.17		0.26	0.27	0.15	0.36	(B)	0.18
Net realized and unrealized gain (loss)	(5.49)		1.46	0.63	6.12	0.90		0.03
Total investment operations	(5.32)		1.72	0.90	6.27	1.26		0.21

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.26)	(0.19)	(0.34)	(0.16)		(0.18)
Net realized gains	(0.69)		(2.56)	(3.54)	(1.36)	(2.17)		(2.76)
Total dividends and/or distributions to shareholders	(0.93)		(2.82)	(3.73)	(1.70)	(2.33)		(2.94)

Net asset value, end of period/year	$20.27		$26.52	$27.62	$30.45	$25.88		$26.95
Total return	(20.90	)%(C)	8.14%	2.72%	24.80%	5.18%		0.57%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,933		$20,641	$19,429	$20,628	$18,082		$19,012
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.84%	0.84%	0.88%		0.86%
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85%	0.84%	0.84%	0.87	%(B)	0.86%
Net investment income (loss) to average net assets	1.38	%(D)	1.01%	0.95%	0.51%	1.46	%(B)	0.66%
Portfolio turnover rate	37	%(C)	60%	61%	104%	74%		68%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$26.64		$27.74	$30.56	$25.97	$26.95		$28.36

Investment operations:
Net investment income (loss) (B)	0.17		0.20	0.18	0.10	0.44	(C)	0.05
Net realized and unrealized gain (loss)	(5.52)		1.52	0.74	6.19	0.82		(1.46	)(D)
Total investment operations	(5.35)		1.72	0.92	6.29	1.26		(1.41)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.26)	(0.20)	(0.34)	(0.07)		—
Net realized gains	(0.69)		(2.56)	(3.54)	(1.36)	(2.17)		—
Total dividends and/or distributions to shareholders	(0.93)		(2.82)	(3.74)	(1.70)	(2.24)		—

Net asset value, end of period/year	$20.36		$26.64	$27.74	$30.56	$25.97		$26.95
Total return	(20.88	)%(E)	8.11%	2.75%	24.79%	5.18%		(4.97	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$43,170		$48,043	$11,822	$3,961	$941		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.85%	0.84%	0.84%	0.88%		0.86	%(F)
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.85%	0.84%	0.84%	0.86	%(C)	0.86	%(F)
Net investment income (loss) to average net assets	1.38	%(F)	0.80%	0.62%	0.33%	1.72	%(C)	0.43	%(F)
Portfolio turnover rate	37	%(E)	60%	61%	104%	74%		68%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.85		$9.85		$10.23		$9.92	$9.83		$10.00

Investment operations:
Net investment income (loss) (B)	0.13		0.41		0.37		0.22	0.42	(C)	0.27
Net realized and unrealized gain (loss)	(0.59)		0.00	(D)(E)	(0.38)		0.38	0.04		(0.18)
Total investment operations	(0.46)		0.41		(0.01)		0.60	0.46		0.09

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.36)		(0.33)		(0.29)	(0.37)		(0.26)
Net realized gains	—		—		(0.00	)(D)	—	—		—
Return of capital	—		(0.05)		(0.04)		—	—		—
Total dividends and/or distributions to shareholders	(0.15)		(0.41)		(0.37)		(0.29)	(0.37)		(0.26)

Net asset value, end of period/year	$9.24		$9.85		$9.85		$10.23	$9.92		$9.83
Total return	(4.69	)%(F)	4.23%		(0.14)%		6.07%	4.86%		0.95	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$512		$869		$1,817		$2,110	$287		$288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(G)(H)	0.83	%(G)	0.87	%(G)	0.91%	0.95%		1.05	%(H)
Including waiver and/or reimbursement and recapture	0.79	%(G)(H)(I)	0.83	%(G)(I)	0.87	%(G)(I)	0.93%	0.95	%(C)	0.95	%(H)
Net investment income (loss) to average net assets	2.69	%(H)	4.22%		3.62%		2.18%	4.33	%(C)	3.03	%(H)
Portfolio turnover rate	52	%(F)	87%		72%		87%	141%		95	%(F)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.83		$9.81		$10.20		$9.91	$9.83		$10.00

Investment operations:
Net investment income (loss) (B)	0.14		0.42		0.40		0.27	0.43	(C)	0.27
Net realized and unrealized gain (loss)	(0.59)		0.02	(D)	(0.41)		0.35	0.03		(0.17)
Total investment operations	(0.45)		0.44		(0.01)		0.62	0.46		0.10

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.37)		(0.34)		(0.33)	(0.38)		(0.27)
Net realized gains	—		—		(0.00	) (E)	—	—		—
Return of capital	—		(0.05)		(0.04)		—	—		—
Total dividends and/or distributions to shareholders	(0.16)		(0.42)		(0.38)		(0.33)	(0.38)		(0.27)

Net asset value, end of period/year	$9.22		$9.83		$9.81		$10.20	$9.91		$9.83
Total return	(4.75	)%(F)	4.54%		(0.10)%		6.32%	4.87%		0.99	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,452,292		$993,309		$709,125		$266,887	$219,009		$202,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(G)(H)	0.73	%(G)	0.78	%(G)	0.81%	0.84%		0.94	%(H)
Including waiver and/or reimbursement and recapture	0.68	%(G)(H)	0.73	%(G)(I)	0.78	%(G)(I)	0.81%	0.84	%(C)	0.94	%(H)
Net investment income (loss) to average net assets	2.87	%(H)	4.25%		3.97%		2.70%	4.40	%(C)	3.04	%(H)
Portfolio turnover rate	52	%(F)	87%		72%		87%	141%		95	%(F)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class A
April 30, 2020 (unaudited)	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015
Net asset value, beginning of period/year	$22.16	$20.92	$20.75	$16.87	$17.45	$19.22

Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.07)	0.01	0.00	(B)(C)	0.00	(C)
Net realized and unrealized gain (loss)	1.16	3.44	2.36	4.25	(0.17)	1.95
Total investment operations	1.13	3.38	2.29	4.26	(0.17)	1.95

Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.00	)(C)	(0.01)	(0.00	)(C)	(0.02)
Net realized gains	(1.84)	(2.14)	(2.12)	(0.37)	(0.41)	(3.70)
Total dividends and/or distributions to shareholders	(1.84)	(2.14)	(2.12)	(0.38)	(0.41)	(3.72)

Net asset value, end of period/year	$21.45	$22.16	$20.92	$20.75	$16.87	$17.45
Total return (D)	4.90	%(E)	19.17%	11.74%	25.76%	(0.95)%	11.59%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$664,380	$661,541	$550,529	$500,587	$432,130	$470,702
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(F)	1.16%	1.16%	1.18%	1.20%	1.19%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.16%	1.16%	1.18%	1.18	%(B)	1.19%
Net investment income (loss) to average net assets	(0.29	)%(F)	(0.32)%	(0.35)%	0.07%	0.03	%(B)	0.01%
Portfolio turnover rate	10	%(E)	37%	27%	35%	34%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$20.47		$19.63	$19.75	$16.18		$16.89		$18.82

Investment operations:
Net investment income (loss) (A)	(0.10)		(0.21)	(0.22)	(0.13)		(0.12	)(B)	(0.13)
Net realized and unrealized gain (loss)	1.07		3.19	2.22	4.07		(0.18)		1.90
Total investment operations	0.97		2.98	2.00	3.94		(0.30)		1.77

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.00	)(C)	—		—
Net realized gains	(1.84)		(2.14)	(2.12)	(0.37)		(0.41)		(3.70)
Total dividends and/or distributions to shareholders	(1.84)		(2.14)	(2.12)	(0.37)		(0.41)		(3.70)

Net asset value, end of period/year	$19.60		$20.47	$19.63	$19.75		$16.18		$16.89
Total return (D)	4.50	%(E)	18.30%	10.78%	24.84%		(1.77)%		10.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,661		$18,378	$13,930	$48,087		$44,877		$53,482
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.89	%(F)	1.93%	1.96%	1.97%		1.99%		1.98%
Including waiver and/or reimbursement and recapture	1.86	%(F)	1.93%	1.96%	1.97%		1.97	%(B)	1.98%
Net investment income (loss) to average net assets	(1.05	)%(F)	(1.09)%	(1.09)%	(0.72)%		(0.76	)%(B)	(0.78)%
Portfolio turnover rate	10	%(E)	37%	27%	35%		34%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$22.70		$21.31	$21.11	$17.15	$17.74		$19.49

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.01)	(0.01)	0.07	0.06	(C)	0.06
Net realized and unrealized gain (loss)	1.19		3.54	2.39	4.33	(0.18)		1.98
Total investment operations	1.19		3.53	2.38	4.40	(0.12)		2.04

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.06)	(0.07)	(0.06)		(0.09)
Net realized gains	(1.84)		(2.14)	(2.12)	(0.37)	(0.41)		(3.70)
Total dividends and/or distributions to shareholders	(1.84)		(2.14)	(2.18)	(0.44)	(0.47)		(3.79)

Net asset value, end of period/year	$22.05		$22.70	$21.31	$21.11	$17.15		$17.74
Total return	5.06	%(D)	19.56%	12.01%	26.21%	(0.67)%		11.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$271,513		$266,730	$186,752	$183,788	$160,628		$182,714
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.82	%(E)	0.86%	0.87%	0.88%	0.87%		0.86%
Including waiver and/or reimbursement and recapture	0.82	%(E)	0.86%	0.87%	0.88%	0.85	%(C)	0.86%
Net investment income (loss) to average net assets	(0.00	)%(E)(F)	(0.03)%	(0.06)%	0.37%	0.35	%(C)	0.34%
Portfolio turnover rate	10	%(D)	37%	27%	35%	34%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$22.68		$21.27	$21.07	$17.13	$17.72		$19.48

Investment operations:
Net investment income (loss) (A)	0.01		0.01	0.02	0.09	0.08	(B)	0.08
Net realized and unrealized gain (loss)	1.19		3.54	2.39	4.31	(0.18)		1.98
Total investment operations	1.20		3.55	2.41	4.40	(0.10)		2.06

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.09)	(0.09)	(0.08)		(0.12)
Net realized gains	(1.84)		(2.14)	(2.12)	(0.37)	(0.41)		(3.70)
Total dividends and/or distributions to shareholders	(1.84)		(2.14)	(2.21)	(0.46)	(0.49)		(3.82)

Net asset value, end of period/year	$22.04		$22.68	$21.27	$21.07	$17.13		$17.72
Total return	5.10	%(C)	19.70%	12.18%	26.29%	(0.53)%		12.10%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$490,396		$491,921	$190,514	$230,952	$258,722		$361,470
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(D)	0.74%	0.75%	0.75%	0.74%		0.73%
Including waiver and/or reimbursement and recapture	0.69	%(D)	0.74%	0.75%	0.75%	0.72	%(B)	0.73%
Net investment income (loss) to average net assets	0.12	%(D)	0.07%	0.08%	0.50%	0.48	%(B)	0.47%
Portfolio turnover rate	10	%(C)	37%	27%	35%	34%		38%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class T
April 30, 2020 (unaudited)	October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015
Net asset value, beginning of period/year	$64.44	$56.19	$52.20	$41.76	$42.47	$41.55

Investment operations:
Net investment income (loss) (A)	0.02	0.02	0.00	(B)	0.20	0.17	(C)	0.16
Net realized and unrealized gain (loss)	3.29	10.37	6.16	10.66	(0.43)	4.54
Total investment operations	3.31	10.39	6.16	10.86	(0.26)	4.70

Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.05)	(0.05)	(0.04)	(0.08)
Net realized gains	(1.84)	(2.14)	(2.12)	(0.37)	(0.41)	(3.70)
Total dividends and/or distributions to shareholders	(1.84)	(2.14)	(2.17)	(0.42)	(0.45)	(3.78)

Net asset value, end of period/year	$65.91	$64.44	$56.19	$52.20	$41.76	$42.47
Total return (D)	5.07	%(E)	19.63%	12.10%	26.24%	(0.59)%	12.01%

Ratios and supplemental data:
Net assets end of period/year (000’s)	$123,047	$125,598	$113,486	$109,183	$94,877	$105,379
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(F)	0.80%	0.81%	0.82%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.75	%(F)	0.80%	0.81%	0.82%	0.80	%(C)	0.82%
Net investment income (loss) to average net assets	0.06	%(F)	0.04%	0.02%	0.43%	0.40	%(C)	0.38%
Portfolio turnover rate	10	%(E)	37%	27%	35%	34%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS

At April 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica Balanced II (“Balanced II”)	I3,R
Transamerica Bond (“Bond”)	A,C,I,I2,R6
Transamerica Capital Growth (“Capital Growth”)	A,C,I,I2,R6
Transamerica Dividend Focused (“Dividend Focused”)	A,C,I,I2,R6
Transamerica Dynamic Income (“Dynamic Income”)	A,C,I
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	A,C,I,I2,R6
Transamerica Emerging Markets Equity (“Emerging Markets Equity”)	A,C,I,I2
Transamerica Emerging Markets Opportunities (“Emerging Markets Opportunities”) (A)	I,I2
Transamerica Event Driven (“Event Driven”)	I,I2
Transamerica Floating Rate (“Floating Rate”)	A,C,I,I2
Transamerica Global Equity (“Global Equity”)	A,C,I,R6
Transamerica Government Money Market (“Government Money Market”)	A,C,I,I2,I3,R2,R4
Transamerica High Quality Bond (“High Quality Bond”)	I3,R,R4
Transamerica High Yield Bond (“High Yield Bond”)	A,C,I,I2,I3,R,R4,R6
Transamerica High Yield Muni (“High Yield Muni”)	A,C,I,I2
Transamerica Inflation Opportunities (“Inflation Opportunities”)	A,C,I,I2,R6
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)	I3,R,R4
Transamerica Intermediate Bond (“Intermediate Bond”)	I2,I3,R,R4
Transamerica Intermediate Muni (“Intermediate Muni”)	A,C,I,I2
Transamerica International Equity (“International Equity”)	A,C,I,I2,I3,R,R4,R6
Transamerica International Growth (“International Growth”)	A,I,I2,R6
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica International Stock (“International Stock”)	A,I,I2,R6
Transamerica Large Cap Value (“Large Cap Value”)	A,C,I,I2,R6
Transamerica Large Core (“Large Core”)	I3,R,R4
Transamerica Large Growth (“Large Growth”)	I3,R,R4
Transamerica Large Value Opportunities (“Large Value Opportunities”)	I3,R,R4
Transamerica Mid Cap Growth (“Mid Cap Growth”)	A,C,I,I2,I3,R,R4
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)	A,C,I,I2,I3,R,R4,R6
Transamerica MLP & Energy Income (“MLP & Energy Income”)	A,C,I,I2
Transamerica Multi-Asset Income (“Multi-Asset Income”)	A,C,I,I2
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)	A,C,I,R6
Transamerica Short-Term Bond (“Short-Term Bond”)	A,C,I,I2,R6
Transamerica Small Cap Core (“Small Cap Core”)	A,C,I,I2,I3,R,R4
Transamerica Small Cap Growth (“Small Cap Growth”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small Cap Value (“Small Cap Value”)	A,C,I,I2,I3,R,R4,R6
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)	A,C,I,I2,R6
Transamerica Unconstrained Bond (“Unconstrained Bond”)	I,I2
Transamerica US Growth (“US Growth”)	A,C,I,I2,T

(A)	Fund commenced operations on December 19, 2019.

Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective September 16, 2018, Class C shares will convert to Class A shares ten years from the date of purchase.

Emerging Markets Debt, Event Driven, High Yield Muni and MLP & Energy Income are “non-diversified” funds, as defined under the 1940 Act.

This report must be accompanied or preceded by each Funds’ current prospectus, which contains additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

1. ORGANIZATION (continued)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2020, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Dividend Focused	$4,212
Emerging Markets Equity	95,973
Emerging Markets Opportunities	113
International Equity	113,636
International Small Cap Value	5,573
International Stock	6,040
Large Cap Value	15,954

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Commissions Recaptured
Large Core	$8,618
Large Growth	1,328
Large Value Opportunities	26,378
Mid Cap Growth	83
Mid Cap Value Opportunities	52,629
Multi-Asset Income	3,356
Multi-Managed Balanced	4,958
Small Cap Growth	2,996
Small Cap Value	36,265
Small/Mid Cap Value	30,620
US Growth	3,850

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, illiquid investments, or Level 3 classified securities have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Event Driven using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2020, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statements of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statements of Assets and Liabilities. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
Safety Products / JHC Acquisition Corp.	$54,837	$(5,386)
Tosca Services, LLC	18,193	(1,161)
United PF Holdings, LLC	30,142	(9,535)
Total	$103,172	$(16,082)

Open loan participations and assignments at April 30, 2020, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statements of Assets and Liabilities.

PIKs held at April 30, 2020, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2020, if any, are identified within the Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted securities held at April 30, 2020, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2020, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2020, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2020, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2020.

Repurchase agreements at April 30, 2020, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2020, if any, are shown on a gross basis within the Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short within the Statements of Assets and Liabilities. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open short sale transactions at April 30, 2020, if any, are included within the Schedule of Investments and are reflected in Securities sold short, at value within the Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2020. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$50,619	$—	$—	$—	$50,619
Corporate Debt Securities	883,444	—	—	—	883,444
U.S. Government Obligations	164,046	—	—	—	164,046
Total Securities Lending Transactions	$1,098,109	$—	$—	$—	$1,098,109
Total Borrowings	$1,098,109	$—	$—	$—	$1,098,109

Bond
Securities Lending Transactions
Corporate Debt Securities	$19,673,458	$—	$—	$—	$19,673,458
U.S. Government Obligations	16,649,825	—	—	—	16,649,825
Total Securities Lending Transactions	$36,323,283	$—	$—	$—	$36,323,283
Total Borrowings	$36,323,283	$—	$—	$—	$36,323,283

Capital Growth
Securities Lending Transactions
Common Stocks	$85,369,252	$—	$—	$—	$85,369,252
Total Borrowings	$85,369,252	$—	$—	$—	$85,369,252

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$12,318,224	$—	$—	$—	$12,318,224
Total Borrowings	$12,318,224	$—	$—	$—	$12,318,224

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$6,449,194	$—	$—	$—	$6,449,194
Foreign Government Obligations	5,274,781	—	—	—	5,274,781
Total Securities Lending Transactions	$11,723,975	$—	$—	$—	$11,723,975
Total Borrowings	$11,723,975	$—	$—	$—	$11,723,975

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$133,300	$—	$—	$—	$133,300
Total Borrowings	$133,300	$—	$—	$—	$133,300

Emerging Markets Opportunities
Securities Lending Transactions
Common Stocks	$3,718,749	$—	$—	$—	$3,718,749
Exchange-Traded Funds	713,084	—	—	—	713,084
Total Securities Lending Transactions	$4,431,833	$—	$—	$—	$4,431,833
Total Borrowings	$4,431,833	$—	$—	$—	$4,431,833

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Floating Rate
Securities Lending Transactions
Exchange-Traded Funds	$258,000	$—	$—	$—	$258,000
Total Borrowings	$258,000	$—	$—	$—	$258,000

Global Equity
Securities Lending Transactions
Common Stocks	$2,309,143	$—	$—	$—	$2,309,143
Total Borrowings	$2,309,143	$—	$—	$—	$2,309,143

High Quality Bond
Securities Lending Transactions
U.S. Government Obligations	$1,989,844	$—	$—	$—	$1,989,844
Total Borrowings	$1,989,844	$—	$—	$—	$1,989,844

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$81,824,413	$—	$—	$—	$81,824,413
Preferred Stocks	919,702	—	—	—	919,702
Total Securities Lending Transactions	$82,744,115	$—	$—	$—	$82,744,115
Total Borrowings	$82,744,115	$—	$—	$—	$82,744,115

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$656,595	$—	$—	$—	$656,595
U.S. Government Agency Obligations	1,206,789	—	—	—	1,206,789
U.S. Government Obligations	1,522,356	—	—	—	1,522,356
Total Securities Lending Transactions	$3,385,740	$—	$—	$—	$3,385,740
Total Borrowings	$3,385,740	$—	$—	$—	$3,385,740

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$1,811,890	$—	$—	$—	$1,811,890
Total Borrowings	$1,811,890	$—	$—	$—	$1,811,890

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$15,420,226	$—	$—	$—	$15,420,226
Foreign Government Obligations	2,967,299	—	—	—	2,967,299
U.S. Government Obligations	92,520,099	—	—	—	92,520,099
Total Securities Lending Transactions	$110,907,624	$—	$—	$—	$110,907,624
Total Borrowings	$110,907,624	$—	$—	$—	$110,907,624

International Equity
Securities Lending Transactions
Common Stocks	$51,637,316	$—	$—	$—	$51,637,316
Total Borrowings	$51,637,316	$—	$—	$—	$51,637,316

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
International Growth
Securities Lending Transactions
Common Stocks	$10,638,977	$—	$—	$—	$10,638,977
Total Borrowings	$10,638,977	$—	$—	$—	$10,638,977

International Small Cap Value
Securities Lending Transactions
Common Stocks	$18,369,888	$—	$—	$—	$18,369,888
Total Borrowings	$18,369,888	$—	$—	$—	$18,369,888

International Stock
Securities Lending Transactions
Common Stocks	$3,243,139	$—	$—	$—	$3,243,139
Total Borrowings	$3,243,139	$—	$—	$—	$3,243,139

Large Core
Securities Lending Transactions
Exchange-Traded Funds	$3,278,401	$—	$—	$—	$3,278,401
Total Borrowings	$3,278,401	$—	$—	$—	$3,278,401

Large Growth
Securities Lending Transactions
Common Stocks	$14,166,013	$—	$—	$—	$14,166,013
Total Borrowings	$14,166,013	$—	$—	$—	$14,166,013

Large Value Opportunities
Securities Lending Transactions
Common Stocks	$115,280	$—	$—	$—	$115,280
Total Borrowings	$115,280	$—	$—	$—	$115,280

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$1,559,745	$—	$—	$—	$1,559,745
Total Borrowings	$1,559,745	$—	$—	$—	$1,559,745

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$1,500,634	$—	$—	$—	$1,500,634
Total Borrowings	$1,500,634	$—	$—	$—	$1,500,634

Multi-Asset Income
Securities Lending Transactions
Common Stocks	$1,465,963	$—	$—	$—	$1,465,963
Corporate Debt Securities	2,049,846	—	—	—	2,049,846
Total Securities Lending Transactions	$3,515,809	$—	$—	$—	$3,515,809
Total Borrowings	$3,515,809	$—	$—	$—	$3,515,809

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Multi-Managed Balanced
Securities Lending Transactions
Corporate Debt Securities	$935,827	$—	$—	$—	$935,827
U.S. Government Obligations	11,297,098	—	—	—	11,297,098
Total Securities Lending Transactions	$12,232,925	$—	$—	$—	$12,232,925
Total Borrowings	$12,232,925	$—	$—	$—	$12,232,925

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$24,474,643	$—	$—	$—	$24,474,643
Total Borrowings	$24,474,643	$—	$—	$—	$24,474,643

Small Cap Core
Securities Lending Transactions
Common Stocks	$936,534	$—	$—	$—	$936,534
Total Borrowings	$936,534	$—	$—	$—	$936,534

Small Cap Growth
Securities Lending Transactions
Common Stocks	$5,525,907	$—	$—	$—	$5,525,907
Total Borrowings	$5,525,907	$—	$—	$—	$5,525,907

Small Cap Value
Securities Lending Transactions
Common Stocks	$1,507,055	$—	$—	$—	$1,507,055
Total Borrowings	$1,507,055	$—	$—	$—	$1,507,055

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$6,345,465	$—	$—	$—	$6,345,465
Total Borrowings	$6,345,465	$—	$—	$—	$6,345,465

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$36,877,850	$—	$—	$—	$36,877,850
Foreign Government Obligations	1,739,710	—	—	—	1,739,710
U.S. Government Obligations	2,095,062	—	—	—	2,095,062
Preferred Stocks	721,816	—	—	—	721,816
Exchange-Traded Funds	14,922,558	—	—	—	14,922,558
Total Securities Lending Transactions	$56,356,996	$—	$—	$—	$56,356,996
Total Borrowings	$56,356,996	$—	$—	$—	$56,356,996

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2020, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Fund, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2020, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2020, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2020. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$227,487	$—	$—	$227,487
Total	$—	$—	$227,487	$—	$—	$227,487

Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$22,732	$—	$—	$—	$—	$22,732
Total	$22,732	$—	$—	$—	$—	$22,732

Capital Growth
Purchased options and swaptions:
Investments, at value (A)	$—	$3,089,690	$—	$—	$—	$3,089,690
Total	$—	$3,089,690	$—	$—	$—	$3,089,690

Emerging Markets Debt
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$80,999	$—	$—	$—	$80,999
Total	$—	$80,999	$—	$—	$—	$80,999

Emerging Markets Opportunities
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$941,278	$—	$—	$941,278
Total	$—	$—	$941,278	$—	$—	$941,278

Event Driven
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$3,000	$—	$—	$3,000
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	25,654	—	—	—	25,654
Total	$—	$25,654	$3,000	$—	$—	$28,654

Inflation Opportunities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$36,488	$—	$—	$—	$36,488
Total	$—	$36,488	$—	$—	$—	$36,488

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$693	$—	$—	$—	$693
Total	$—	$693	$—	$—	$—	$693

Multi-Managed Balanced
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$995,050	$—	$—	$995,050
Total	$—	$—	$995,050	$—	$—	$995,050

Unconstrained Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$237,682	$—	$—	$—	$—	$237,682
Total	$237,682	$—	$—	$—	$—	$237,682

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Emerging Markets Debt
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(237,654)	$—	$—	$—	$(237,654)
Total	$—	$(237,654)	$—	$—	$—	$(237,654)

Event Driven
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(172,457)	$—	$—	$(172,457)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(11,291)	—	—	—	(11,291)
Total	$—	$(11,291)	$(172,457)	$—	$—	$(183,748)

Inflation Opportunities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(278,639)	$—	$—	$—	$(278,639)
Total	$—	$(278,639)	$—	$—	$—	$(278,639)

Inflation-Protected Securities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(185,653)	$—	$—	$—	$(185,653)
Total	$—	$(185,653)	$—	$—	$—	$(185,653)

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unconstrained Bond
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(7,183,852)	$—	$—	$—	$—	$(7,183,852)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(1,941,979)	—	—	—	(1,941,979)
Total	$(7,183,852)	$(1,941,979)	$—	$—	$—	$(9,125,831)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2020.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$—	$—	$(183,439)	$—	$—	$(183,439)
Total	$—	$—	$(183,439)	$—	$—	$(183,439)

Bond
Futures contracts	$16,994	$—	$—	$—	$—	$16,994
Total	$16,994	$—	$—	$—	$—	$16,994

Capital Growth
Purchased options and swaptions (A)	$—	$(1,418,397)	$—	$—	$—	$(1,418,397)
Total	$—	$(1,418,397)	$—	$—	$—	$(1,418,397)

Emerging Markets Debt
Forward foreign currency contracts	$—	$669,490	$—	$—	$—	$669,490
Total	$—	$669,490	$—	$—	$—	$669,490

Emerging Markets Opportunities
Futures contracts	$—	$—	$(529,727)	$—	$—	$(529,727)
Forward foreign currency contracts	—	12,321	—	—	—	12,321
Total	$—	$12,321	$(529,727)	$—	$—	$(517,406)

Event Driven
Purchased options and swaptions (A)	$—	$—	$1,910,447	$—	$—	$1,910,447
Written options and swaptions	—	—	(397,706)	—	—	(397,706)
Swap agreements	(9,123)	—	—	—	—	(9,123)
Futures contracts	—	—	1,890,621	—	—	1,890,621
Forward foreign currency contracts	—	258,836	—	—	—	258,836
Total	$(9,123)	$258,836	$3,403,362	$—	$—	$3,653,075

Inflation Opportunities
Forward foreign currency contracts	$—	$860,702	$—	$—	$—	$860,702
Total	$—	$860,702	$—	$—	$—	$860,702

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Forward foreign currency contracts	$—	$432,980	$—	$—	$—	$432,980
Total	$—	$432,980	$—	$—	$—	$432,980

Multi-Managed Balanced
Futures contracts	$—	$—	$(2,606,531)	$—	$—	$(2,606,531)
Total	$—	$—	$(2,606,531)	$—	$—	$(2,606,531)

Unconstrained Bond
Futures contracts	$(1,389,378)	$—	$—	$—	$—	$(1,389,378)
Forward foreign currency contracts	—	5,940,545	—	—	—	5,940,545
Total	$(1,389,378)	$5,940,545	$—	$—	$—	$4,551,167

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$—	$—	$224,061	$—	$—	$224,061
Total	$—	$—	$224,061	$—	$—	$224,061

Bond
Futures contracts	$22,732	$—	$—	$—	$—	$22,732
Total	$22,732	$—	$—	$—	$—	$22,732

Capital Growth
Purchased options and swaptions (B)	$—	$836,015	$—	$—	$—	$836,015
Total	$—	$836,015	$—	$—	$—	$836,015

Emerging Markets Debt
Forward foreign currency contracts	$—	$(1,136,617)	$—	$—	$—	$(1,136,617)
Total	$—	$(1,136,617)	$—	$—	$—	$(1,136,617)

Emerging Markets Opportunities
Futures contracts	$—	$—	$941,278	$—	$—	$941,278
Total	$—	$—	$941,278	$—	$—	$941,278

Event Driven
Purchased options and swaptions (B)	$—	$—	$180,113	$—	$—	$180,113
Written options and swaptions	—	—	(25,479)	—	—	(25,479)
Swap agreements	12,543	—	—	—	—	12,543
Futures contracts	—	—	(74,477)	—	—	(74,477)
Forward foreign currency contracts	—	42,376	—	—	—	42,376
Total	$12,543	$42,376	$80,157	$—	$—	$135,076

Inflation Opportunities
Forward foreign currency contracts	$—	$318,707	$—	$—	$—	$318,707
Total	$—	$318,707	$—	$—	$—	$318,707

Inflation-Protected Securities
Forward foreign currency contracts	$—	$(43,939)	$—	$—	$—	$(43,939)
Total	$—	$(43,939)	$—	$—	$—	$(43,939)

Multi-Managed Balanced
Futures contracts	$—	$—	$780,854	$—	$—	$780,854
Total	$—	$—	$780,854	$—	$—	$780,854

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Unconstrained Bond
Futures contracts	$(8,028,975)	$—	$—	$—	$—	$(8,028,975)
Forward foreign currency contracts	—	(1,196,794)	—	—	—	(1,196,794)
Total	$(8,028,975)	$(1,196,794)	$—	$—	$—	$(9,225,769)

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2020.

	Balanced II	Bond	Capital Growth	Emerging Markets Debt	Emerging Markets Opportunities
Options:
Average value of option contracts purchased	$—	$—	$2,315,866	$—	$—
Average value of option contracts written	—	—	—	—	—
Futures contracts:
Average notional value of contracts — long	639,442	165,518	—	—	2,487,536
Average notional value of contracts — short	—	—	—	—	—
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	—	—	—	55,555,850	—
Average amounts sold — in USD	—	—	—	61,723,965	—

	Event Driven	Inflation Opportunities	Inflation- Protected Securities	Multi- Managed Balanced	Unconstrained Bond
Options:
Average value of option contracts purchased	$134,383	$—	$—	$—	$—
Average value of option contracts written	(33,173)	—	—	—	—
Total return swaps:
Average notional value — short	1,110,226	—	—	—	—
Futures contracts:
Average notional value of contracts — long	—	—	—	6,496,523	—
Average notional value of contracts — short	(2,903,879)	—	—	—	(181,518,902)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	899,714	2,354,186	270,001	—	5,739,833
Average amounts sold — in USD	7,779,525	25,210,963	10,950,681	—	172,477,332

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2020. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Capital Growth
Royal Bank of Scotland PLC	$3,089,690	$—	$(2,995,000)	$94,690	$—	$—	$—	$—

Total	$3,089,690	$—	$(2,995,000)	$94,690	$—	$—	$—	$—

Emerging Markets Debt
Barclays Bank PLC	$30,123	$(30,123)	$—	$—	$33,457	$(30,123)	$—	$3,334
JPMorgan Chase Bank, N.A.	—	—	—	—	20,505	—	(20,505)	—
Standard Chartered Bank	33,093	(33,093)	—	—	106,206	(33,093)	(40,039)	33,074
Toronto Dominion Bank	17,783	(17,783)	—	—	77,486	(17,783)	(59,703)	—

Total	$80,999	$(80,999)	$—	$—	$237,654	$(80,999)	$(120,247)	$36,408

Event Driven
State Street Bank & Trust Co.	$25,654	$(11,291)	$—	$14,363	$11,291	$(11,291)	$—	$—
Other Derivatives (C)	3,000	—	—	3,000	172,457	—	—	172,457

Total	$28,654	$(11,291)	$—	$17,363	$183,748	$(11,291)	$—	$172,457

Inflation Opportunities
J.P. Morgan Securities LLC	$36,488	$(36,488)	$—	$—	$278,639	$(36,488)	$—	$242,151

Total	$36,488	$(36,488)	$—	$—	$278,639	$(36,488)	$—	$242,151

Inflation-Protected Securities
J.P. Morgan Securities LLC	$693	$(693)	$—	$—	$185,653	$(693)	$—	$184,960

Total	$693	$(693)	$—	$—	$185,653	$(693)	$—	$184,960

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount	Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities		Net Amount
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Unconstrained Bond
J.P. Morgan Securities LLC	$—	$—	$—	$—	$1,941,979	$—	$(1,941,979)	$—
Other Derivatives (C)	237,682	—	—	237,682	7,183,852	—	—	7,183,852

Total	$237,682	$—	$—	$237,682	$9,125,831	$—	$(1,941,979)	$7,183,852

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation and may be based on only a few industries. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and extreme price volatility. An investment in emerging market securities should be considered speculative.

Fixed income risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund fall, the value of your investment will go down. The prices of fixed-income securities will generally go down when interest rates rise. Interest rates in the U.S. and certain foreign markets have been low relative to historic levels, so the Fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Lack of information and weaker legal systems and accounting standards also may affect the value of these securities. Foreign investments may have lower liquidity and be more difficult to value than investments in U.S. issuers.

Government money market fund risk: Government Money Market operates as a “government” money market Fund under applicable federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on Fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. RISK FACTORS (continued)

tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Issuers of junk bonds are typically in weaker financial health. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities, and they may result in losses for the Funds. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. The market for U.S. Treasury inflation-protected securities (“TIPS”) and corporate inflation-protected securities (“CIPS”) may be less developed or liquid, and more volatile, than certain other securities markets. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

LIBOR Risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Market risk: The market prices of a Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by a Fund fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a Fund’s exposure to the risks described in the Fund’s prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. Energy and natural resources MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. RISK FACTORS (continued)

of a Fund’s investments in such securities may decline if interest rates rise. Further, rising interest rates could adversely impact the financial performance of MLPs and other issuers in the energy sector by increasing their cost of capital. This may reduce their ability to execute acquisitions or expansion projects in a cost-effective manner. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs are generally considered interest-rate sensitive investments, and during period of interest rate volatility, may not provide attractive returns.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact a Fund. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a Fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts “REITs” involves unique risks. When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to a Fund.

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. RISK FACTORS (continued)

the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Small and medium capitalization risk: The Fund will be exposed to additional risks as a result of its investments in these securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

With respect to Balanced II, Bond, Floating Rate, High Yield Bond, Intermediate Bond, Multi-Managed Balanced, and Short-Term Bond, TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the applicable Funds, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2020, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Balanced II	$112,146,776	100.00%
Bond	160,652,293	10.56
Capital Growth	370,987,424	15.47
Dividend Focused	359,550,770	88.52
Emerging Markets Debt	91,094,246	24.46
Emerging Markets Equity	478,514,386	95.94
Emerging Markets Opportunities	398,583,577	97.34
Event Driven	73,493,669	97.89
Floating Rate	8,718	0.01
Global Equity	657,016	0.83
Government Money Market	1,177,487,383	81.71
High Quality Bond	177,365,998	100.00
High Yield Bond	1,385,003,250	83.63
High Yield Muni	187,486	0.01
Inflation Opportunities	73,925,897	73.47
Inflation-Protected Securities	108,290,111	100.00
Intermediate Bond	1,810,489,633	97.01
Intermediate Muni	10,676	0.00	(A)
International Equity	1,598,966,882	43.39

Fund	Account Balance	Percentage of Net Assets
International Growth	$970,120,602	97.85%
International Small Cap Value	373,057,919	67.27
International Stock	74,658,389	92.48
Large Cap Value	1,195,366,920	85.59
Large Core	157,965,052	97.16
Large Growth	785,161,280	98.39
Large Value Opportunities	331,884,304	99.13
Mid Cap Growth	246,287,444	93.29
Mid Cap Value Opportunities	426,630,793	39.26
MLP & Energy Income	136,587,572	77.48
Multi-Asset Income	11,696	0.00	(A)
Multi-Managed Balanced	9,283,655	0.94
Short-Term Bond	264,554,249	8.94
Small Cap Core	96,720,066	98.02
Small Cap Growth	67,550,703	45.84
Small Cap Value	69,227,024	78.73
Small/Mid Cap Value	57,957,507	9.58
Unconstrained Bond	1,452,512,978	99.98
US Growth	489,843,228	31.26

(A)	Rounds to less than 0.01%.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Balanced II	0.4800%
Bond
First $500 million	0.4100
Over $500 million up to $1 billion	0.3900
Over $1 billion up to $1.5 billion	0.3800
Over $1.5 billion	0.3750
Capital Growth
First $1.5 billion	0.7075
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $5 billion	0.6300
Over $5 billion	0.5800
Dividend Focused
First $200 million	0.7800
Over $200 million up to $500 million Over $500 million up to $1.5 billion Over $1.5 billion up to $2.5 billion	0.6800 0.6300 0.5900
Over $2.5 billion	0.5800

Fund	Rate
Dynamic Income
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $1.5 billion	0.4800
Over $1.5 billion up to $2 billion	0.4700
Over $2 billion up to $2.5 billion	0.4600
Over $2.5 billion	0.4500
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100
Emerging Markets Equity
First $250 million	0.9500
Over $250 million up to $500 million Over $500 million up to $1 billion	0.9100 0.8600
Over $1 billion	0.8400
Emerging Markets Opportunities
First $250 million	0.8300
Over $250 million up to $500 million	0.8000
Over $500 million	0.7500

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Event Driven
First $50 million	1.2500%
Over $50 million up to $300 million	1.1300
Over $300 million up to $750 million	1.0800
Over $750 million	1.0550
Floating Rate
First $1 billion	0.6400
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900
Global Equity
First $250 million	0.7900
Over $250 million up to $1 billion	0.7400
Over $1 billion up to $2 billion	0.7300
Over $2 billion	0.7000
Government Money Market
First $1 billion	0.2400
Over $1 billion up to $3 billion	0.2200
Over $3 billion	0.2100
High Quality Bond	0.3800
High Yield Bond
Effective January 6, 2020
First $1.25 billion	0.5540
Over $1.25 billion up to $2 billion	0.5440
Over $2 billion	0.5200
Prior to January 6, 2020
First $1.25 billion	0.5800
Over $1.25 billion up to $2 billion	0.5550
Over $2 billion	0.5300
High Yield Muni
First $500 million	0.5400
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $200 million	0.5800
Over $200 million up to $500 million	0.5700
Over $500 million	0.5400
Inflation Protected-Securities	0.3800
Intermediate Bond
First $2 billion	0.3800
Over $2 billion up to $3.5 billion	0.3650
Over $3.5 billion up to $5 billion	0.3600
Over $5 billion	0.3550
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion	0.3900

Fund	Rate
International Equity
First $500 million	0.7700%
Over $500 million up to $1 billion	0.7500
Over $1 billion up to $2 billion	0.7200
Over $2 billion up to $6 billion	0.6900
Over $6 billion	0.6800
International Growth
First $500 million	0.7700
Over $500 million up to $1 billion	0.7600
Over $1 billion up to $2 billion	0.7100
Over $2 billion up to $3 billion	0.6950
Over $3 billion	0.6800
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million Over $750 million up to $1 billion	0.9300 0.8800
Over $1 billion	0.8400
International Stock
First $500 million	0.7000
Over $500 million up to $1 billion	0.6800
Over $1 billion up to $2 billion	0.6700
Over $2 billion up to $3 billion	0.6400
Over $3 billion	0.6300
Large Cap Value
First $750 million	0.6500
Over $750 million up to $1 billion	0.6200
Over $1 billion up to $2 billion	0.6000
Over $2 billion up to $3 billion	0.5900
Over $3 billion	0.5800
Large Core
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Large Growth
First $1 billion	0.6500
Over $1 billion up to $1.5 billion	0.6350
Over $1.5 billion up to $2 billion	0.6150
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5700
Large Value Opportunities
First $250 million	0.4500
Over $250 million up to $750 million	0.4400
Over $750 million	0.4300
Mid Cap Growth
First $200 million	0.7050
Over $200 million up to $1 billion	0.6850
Over $1 billion	0.6700

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
Mid Cap Value Opportunities
First $750 million	0.7000%
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
MLP & Energy Income
First $250 million	1.1300
Over $250 million up to $500 million	1.0800
Over $500 million up to $1 billion	1.0100
Over $1 billion up to $2 billion	0.9100
Over $2 billion	0.8500
Multi-Asset Income
First $500 million	0.5740
Over $500 million up to $1 billion	0.5700
Over $1 billion up to $1.5 billion	0.5450
Over $1.5 billion up to $2 billion	0.5350
Over $2 billion	0.5150
Multi-Managed Balanced
First $1 billion	0.6500
Over $1 billion up to $5 billion	0.5900
Over $5 billion	0.5800
Short-Term Bond
First $250 million	0.4200
Over $250 million up to $500 million	0.3900
Over $500 million up to $1 billion	0.3700
Over $1 billion	0.3600
Small Cap Core
First $300 million	0.8300
Over $300 million	0.8000

Fund	Rate
Small Cap Growth
First $300 million	0.8700%
Over $300 million	0.8300
Small Cap Value
First $300 million	0.8000
Over $300 million up to $800 million	0.7500
Over $800 million	0.7100
Small/Mid Cap Value
First $350 million	0.7900
Over $350 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7650
Over $750 million up to $1 billion	0.7550
Over $1 billion up to $1.5 billion	0.7350
Over $1.5 billion up to $2 billion	0.7300
Over $2 billion	0.7250
Unconstrained Bond
First $500 million	0.6500
Over $500 million up to $1 billion	0.6400
Over $1 billion up to $2 billion	0.6200
Over $2 billion	0.6100
US Growth
First $500 million	0.6800
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5700

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Balanced II
Class I3	0.75%
Class R	1.10
Bond
Class A	1.00	1.10%
Class C	1.65	1.75
Class I	0.50
Class I2, Class R6	0.65	0.75
Capital Growth
Class A	1.25
Class C	2.00
Class I	1.10
Class I2, Class R6	1.00

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Dividend Focused
Class A	1.15%
Class C	1.90
Class I	0.90
Class I2, Class R6	0.85
Dynamic Income
Class A	0.92
Class C	1.67
Class I	0.67
Emerging Markets Debt
Class A	1.25
Class C	2.00
Class I, Class I2, Class R6	0.85

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Emerging Markets Equity
Class A	1.55%
Class C	2.30
Class I	1.40
Class I2	1.30
Emerging Markets Opportunities
Class I	0.98
Class I2	0.95
Event Driven
Class I, Class I2	1.35
Floating Rate
Class A	1.05
Class C	1.80
Class I, Class I2	0.80
Global Equity
Class A	1.35
Class C	2.10
Class I, Class R6	1.10
Government Money Market
Class A	0.73
Class C	1.48
Class I	0.48
Class I2, Class I3	0.38	0.48%
Class R2	0.80
Class R4	0.50
High Quality Bond
Class I3	0.55
Class R	1.00
Class R4	0.65
High Yield Bond
Class A	1.15
Class C	1.85
Class I, Class R4	0.85
Class I2, Class I3	0.75
Class R	1.10
Class R6	0.75	0.85
High Yield Muni
Class A	1.01
Class C	1.76
Class I, Class I2	0.76
Inflation Opportunities
Class A	1.00
Class C	1.75
Class I, Class I2, Class R6	0.75

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Inflation-Protected Securities
Class I3	0.53%
Class R	1.00
Class R4	0.65
Intermediate Bond
Class I2, Class I3	0.50
Class R	1.00
Class R4	0.65
Intermediate Muni
Class A	0.85
Class C	1.60
Class I	0.49
Class I2	0.60
International Equity
Class A	1.25
Class C	2.00
Class I	1.00
Class I2, Class I3, Class R6	0.90	1.00%
Class R	1.40
Class R4	1.15
International Growth
Class A	1.20
Class I	1.05
Class I2, Class R6	0.95
International Small Cap Value
Class I	1.22
Class I2	1.12
International Stock
Class A	1.25
Class I, Class I2, Class R6	1.00
Large Cap Value
Class A	1.15
Class C	1.90
Class I	0.90
Class I2, Class R6	0.80
Large Core
Class I3	0.65
Class R	1.15
Class R4	0.90
Large Growth
Class I3	0.75
Class R	1.25
Class R4	0.90
Large Value Opportunities
Class I3	0.65
Class R	1.00
Class R4	0.75

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Mid Cap Growth
Class A	1.30%
Class C	2.05
Class I	1.05
Class I2, Class I3	0.85
Class R	1.35
Class R4	0.95
Mid Cap Value Opportunities
Class A	1.20
Class C	1.95
Class I	0.90	0.95%
Class I2, Class I3, Class R6	0.80
Class R	1.25
Class R4	0.90
MLP & Energy Income
Class A	1.60
Class C	2.35
Class I	1.35
Class I2	1.25
Multi-Asset Income
Class A	1.20
Class C	1.95
Class I	0.72
Class I2	0.95
Multi-Managed Balanced
Class A	1.15
Class C	1.90
Class I	0.90
Class R6	0.80
Short-Term Bond
Class A	0.90
Class C	1.75
Class I	0.75
Class I2, Class R6	0.65

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Small Cap Core
Class A	1.30%
Class C	2.05
Class I	1.05
Class I2, Class I3	0.95
Class R	1.50
Class R4	1.10
Small Cap Growth
Class A	1.40
Class C	2.15
Class I, Class R4, Class R6	1.15
Class I2, Class I3	1.00
Class R	1.55
Small Cap Value
Class A	1.30
Class C	2.05
Class I	1.05
Class I2, Class I3	0.95
Class R	1.50
Class R4	1.10
Class R6	0.95	1.05%
Small/Mid Cap Value
Class A	1.40
Class C	2.05
Class I	1.00
Class I2, Class R6	0.90
Unconstrained Bond
Class I	0.95
Class I2	0.85
US Growth
Class A	1.25
Class C	1.86
Class I, Class T	1.00
Class I2	0.90

(A)	Current operating expense limit is effective through March 1, 2021.
(B)	Prior operating expense limit was effective through March 1, 2020.
(C)	No rate present indicates no change to the operating expense limit during the period.

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2020 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary and/or contractual basis and in addition to the operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the years ended October 31, 2017, October 31, 2018, October 31, 2019 and period ended April 30, 2020, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period. Government Money Market is discussed in further detail in proceeding notes and tables:

	Amounts Available
Fund	2017	2018	2019	2020	Total
Balanced II
Class I3	$11,077	$50,758	$2,618	$—	$64,453
Bond
Class I	—	116,954	537,645	254,945	909,544
Class R6	—	1,551	228	—	1,779
Dividend Focused
Class C	—	—	12	859	871
Dynamic Income
Class A	—	3,269	43,680	21,030	67,979
Class C	—	18,987	77,138	32,890	129,015
Class I	—	6,557	23,027	9,114	38,698
Emerging Markets Equity
Class A	—	—	185	2,384	2,569
Emerging Markets Opportunities (A)
Class I	—	—	—	13	13
Event Driven
Class I	—	—	1,061	553	1,614
Class I2	50,251	100,411	69,871	18,576	239,109
Floating Rate
Class A	—	8,076	10,999	28,446	47,521
Class C	—	1,277	6,710	24,176	32,163
Class I	—	33,104	50,520	116,540	200,164
Class I2	—	—	—	6,555	6,555
Global Equity
Class A	18,133	55,928	97,975	29,036	201,072
Class C	13,352	43,510	30,558	6,916	94,336
Class I	—	—	15,323	3,498	18,821
High Quality Bond
Class I3	86,961	90,825	7,845	—	185,631
Class R4	11,821	14,866	22,814	15,718	65,219
High Yield Bond
Class A	—	—	33,227	—	33,227
Class C	—	—	3,092	—	3,092
Class I3	54,691	109,498	9,383	—	173,572
Class R	16,806	63,766	61,948	27,340	169,860
Class R4	33,187	124,439	120,069	30,866	308,561
High Yield Muni
Class A	13,307	1,063	12,183	1,609	28,162
Class C	8,194	1,672	6,525	1,409	17,800
Class I	32,381	22,998	59,242	21,089	135,710
Inflation Opportunities
Class A	—	2,834	666	709	4,209
Class C	261	419	357	255	1,292
Class I	—	—	3,113	2,730	5,843
Class I2	—	—		9,255	9,255
Class R6	—	—	—	4	4

	Amounts Available
Fund	2017	2018	2019	2020	Total
Inflation-Protected Securities
Class I3	$63,433	$212,731	$39,848	$11,940	$327,952
Class R	—	—	6,019	2,403	8,422
Class R4	17,453	30,803	11,831	1,681	61,768
Intermediate Bond
Class I3	73,499	103,194	8,593	—	185,286
Class R4	31,816	37,880	33,189	20,454	123,339
Intermediate Muni
Class I	—	—	296,110	552,251	848,361
International Equity
Class A	—	—	65,530	59,023	124,553
International Growth
Class A	—	—	491	338	829
Class I	—	23	61	29	113
International Stock
Class A	—	—	14,470	60	14,530
Class I	—	—	15,233	99	15,332
Class I2	—	—	101,742	9,430	111,172
Class R6	—	—	14,260	53	14,313
Large Growth
Class I3	280,340	320,429	25,498	—	626,267
Class R4	22,747	18,921	20,283	10,050	72,001
Large Value Opportunities
Class I3	108,200	107,301	12	—	215,513
Class R	9,993	20,958	3,354	4,916	39,221
Class R4	10,086	8,830	1,618	2,406	22,940
Mid Cap Growth
Class A	—	—	10,442	—	10,442
Class C	—	19	1,570	—	1,589
Class I	—	—	549	—	549
Class I3	36,650	60,653	14,439	—	111,742
Class R	—	—	4,308	945	5,253
Class R4	7,781	14,856	9,681	201	32,519
Mid Cap Value Opportunities
Class A	—	56,699	129,295	10,892	196,886
Class C	—	—	5,315	—	5,315
Class I	—	—	53,758	—	53,758
Class I3	102,223	133,669	9,172	—	245,064
Class R	—	18,286	5,826	2,912	27,024
Class R4	265,730	404,966	337,696	53,152	1,061,544

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2017	2018	2019	2020	Total
MLP & Energy Income
Class A	$—	$—	$8,016	$8,385	$16,401
Class C	—	9,316	11,062	7,144	27,522
Multi-Asset Income
Class I	—	5,364	55,842	56,317	117,523
Small Cap Core
Class A	1,408	1,307	3,804	2,118	8,637
Class C	276	194	434	226	1,130
Class I	135	597	613	223	1,568
Class I2	—	—	—	1,669	1,669
Class I3	87,903	108,519	9,778	10,638	216,838
Class R4	4,705	5,846	4,936	2,932	18,419

	Amounts Available
Fund	2017	2018	2019	2020	Total
Small Cap Growth
Class A	$8,119	$7,029	$18,220	$3,590	$36,958
Class C	731	1,259	3,765	589	6,344
Class I	—	1,597	15,778	—	17,375
Class I2	—	—	11,926	5,844	17,770
Class I3	35,590	42,159	12,903	2,294	92,946
Class R4	5,862	8,393	4,298	80	18,633
Small Cap Value
Class A	2,554	4,581	3,832	4,607	15,574
Class C	—	40	188	482	710
Class I	—	2	1,849	8,100	9,951
Class I2	—	—	—	27,654	27,654
Class I3	16,150	37,587	1,032	13,470	68,239
Class R	—	—	—	2,254	2,254
Class R4	488	390	215	220	1,313
Class R6	—	—	—	21	21
US Growth
Class C	—	—	—	2,790	2,790

(A)	The Fund commenced operations on December 19, 2019.

Government Money Market: TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. There can be no assurance that Government Money Market will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of yield are included in “Expenses waived and/or reimbursed,” and amounts recaptured by TAM under the voluntary yield waiver are included in “Recapture of previously waived and/or reimbursed fees,” in each case included in Government Money Market’s Statement of Operations included in this shareholder report. The actual expense ratio of each class of Government Money Market, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report. In the past, amounts recaptured by TAM under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. TAM is developing a plan to address amounts previously recaptured in excess of the contractual expense limits. The relevant earlier recaptures were discontinued by TAM as of March 1, 2019, but as addressed earlier there could be future recaptures above the contractual expense cap.

For the years ended October 31, 2017, October 31, 2018, October 30, 2019 and the period ended April 30, 2020, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2017	2018	2019	2020	Total
Class A	$1,045	$—	$—	$38,199	$39,244
Class C	48,709	7,148	—	15,326	71,183
Class I	—	—	—	83	83
Class I2	5,796	—	—	26	5,822
Class I3	47	—	—	350	397
Class R2	—	—	—	224,594	224,594
Class R4	—	—	—	519	519

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2020, the balances available for recapture by TAM due to the maintenance of the yield is as follows:

	Amounts Available
	2017	2018	2019(A)	2020	Total
Class A	$—	$—	$—	$—	$—
Class C	48,709	7,148	—	—	55,857
Class I	—	—	—	—	—
Class I2	—	—	—	—	—
Class I3	26	—	—	—	26
Class R2	—	—	—	4,376	4,376
Class R4	—	—	—	—	—

(A)	Effective March 1, 2019, TAM discontinued the earlier recaptures under the voluntary yield waiver.

For the years ended October 31, 2017, October 31, 2018, October 31, 2019 and the period ended April 30, 2020, the amounts waived by TAM due to the operating expense limitation is as follows:

	Amounts Waived
	2017	2018	2019	2020	Total
Class A	$81,543	$33,727	$7,016	$1,253	$123,539
Class C	12,450	3,861	1,060	84	17,455
Class I	19,182	8,755	3,684	2,327	33,948
Class I2	2,876	1,207	—	—	4,083
Class I3	6,004	24,051	227	—	30,282
Class R2	35,908	573,624	405,211	106,825	1,121,568
Class R4	14,414	129,445	66,995	26,472	237,326

As of April 30, 2020, the balances available for recapture by TAM due to the operating expense limitation is as follows:

	Amounts Available
	2017	2018	2019	2020	Total
Class A	$7,410	$33,727	$7,016	$1,253	$49,406
Class C	12,450	3,861	1,060	84	17,455
Class I	19,182	8,755	3,684	2,327	33,948
Class I3	—	16,108	227	—	16,335
Class R2	—	563,164	405,211	106,825	1,075,200
Class R4	12,592	129,445	66,995	26,472	235,504

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6, and Class T.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2021
Intermediate Muni	0.10	0.25	March 1, 2021

Shareholder fees: Class A and Class T shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2020, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Bond
Class A	$162,997	$3,694
Class C	—	15,442
Capital Growth
Class A	895,583	1,066
Class C	—	30,204
Dividend Focused
Class A	18,230	23
Class C	—	12
Dynamic Income
Class A	5,743	—
Class C	—	235
Emerging Markets Debt
Class A	2,705	5
Emerging Markets Equity
Class A	2,680	8
Floating Rate
Class A	24,950	9,768
Class C	—	1,824
Global Equity
Class A	8,598	—
Class C	—	86
Government Money Market
Class A	—	19,890
Class C	—	1,232
High Yield Bond
Class A	65,133	2,031
Class C	—	3,034
High Yield Muni
Class A	22,080	25
Class C	—	43
Intermediate Muni
Class A	154,275	966
Class C	—	5,506

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
International Equity
Class A	$32,723	$87
Class C	—	983
International Growth
Class A	1,503	—
International Stock
Class A	40	—
Large Cap Value
Class A	41,779	11
Class C	—	6,197
Mid Cap Growth
Class A	8,352	—
Class C	—	40
Mid Cap Value Opportunities
Class A	36,003	11
Class C	—	981
MLP & Energy Income
Class A	41,407	—
Class C	—	1,179
Multi-Asset Income
Class A	241,510	340
Class C	—	4,525
Multi-Managed Balanced
Class A	339,970	461
Class C	—	5,451
Short-Term Bond
Class A	79,727	37,623
Class C	—	15,171
Small Cap Core
Class A	2,003	—
Class C	—	13
Small Cap Growth
Class A	12,750	—
Class C	—	24
Small Cap Value
Class A	4,332	2
Class C	—	15

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Small/Mid Cap Value
Class A	$72,056	$6
Class C	—	2,100
US Growth
Class A	129,522	5
Class C	—	675

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2020, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Balanced II	$1,855	$284
Bond	790,763	123,574
Capital Growth	1,051,660	176,819
Dividend Focused	38,045	5,307
Dynamic Income	99,502	20,635
Emerging Markets Debt	231,843	27,971
Emerging Markets Equity	36,628	5,003
Emerging Markets Opportunities	6,713	2,410
Event Driven	3,772	568
Floating Rate	63,726	8,910
Global Equity	89,383	18,689
Government Money Market	130,003	21,447
High Quality Bond	7,377	1,016
High Yield Bond	258,679	45,185
High Yield Muni	46,544	6,623
Inflation Opportunities	7,273	1,078
Inflation-Protected Securities	3,912	603
Intermediate Bond	84,990	11,994
Intermediate Muni	830,969	138,413
International Equity	1,370,349	197,150

Fund	Fees Paid to TFS	Fees Due to TFS
International Growth	$42,093	$5,891
International Small Cap Value	75,833	14,540
International Stock	3,538	518
Large Cap Value	242,974	37,296
Large Core	5,924	636
Large Growth	25,314	3,804
Large Value Opportunities	14,377	1,612
Mid Cap Growth	19,746	2,812
Mid Cap Value Opportunities	313,414	46,211
MLP & Energy Income	42,261	7,779
Multi-Asset Income	136,460	21,152
Multi-Managed Balanced	436,134	73,932
Short-Term Bond	1,257,168	203,998
Small Cap Core	8,173	1,061
Small Cap Growth	37,406	6,076
Small Cap Value	14,407	1,987
Small/Mid Cap Value	592,961	111,787
Unconstrained Bond	43,641	7,433
US Growth	786,370	189,717

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2020, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2020.

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Funds and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2020, the Funds engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows. Funds not listed in the subsequent table did not have 17a-7 transactions during the period.

Fund	Purchases	Sales	Net Realized Gains (Losses)
Capital Growth	$2,808,902	$—	$—
Emerging Markets Opportunities	85,297	—	—

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2020, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced II	$28,238,247	$4,642,609	$32,248,591	$7,351,271
Bond	397,095,936	62,935,389	171,370,017	95,066,916
Capital Growth	454,946,059	—	640,456,050	—
Dividend Focused	80,046,125	—	99,266,586	—
Dynamic Income	51,112,821	—	76,228,450	—
Emerging Markets Debt	656,728,035	236,672	824,770,799	240,122
Emerging Markets Equity	173,853,413	—	456,387,019	—
Emerging Markets Opportunities	537,648,774	—	69,058,670	—
Event Driven	77,957,000	—	100,712,884	—
Floating Rate	15,513,261	—	105,264,440	—
Global Equity	34,840,604	—	51,271,699	—
High Quality Bond	16,210,890	65,370,355	45,362,141	84,610,525
High Yield Bond	631,135,565	—	267,866,392	—
High Yield Muni	17,774,864	—	31,977,607	—
Inflation Opportunities	6,691,469	8,803,761	22,966,363	20,175,080
Inflation-Protected Securities	2,723,599	4,430,965	5,590,531	13,903,510
Intermediate Bond	204,972,074	282,547,650	520,075,973	537,688,648
Intermediate Muni	376,204,856	—	199,507,444	—
International Equity	344,226,280	—	710,176,561	—
International Growth	162,792,227	—	199,626,713	—
International Small Cap Value	93,955,917	—	30,860,123	—
International Stock	44,576,680	—	26,958,571	—
Large Cap Value	1,073,711,345	—	1,194,487,486	—
Large Core	87,724,880	—	179,005,063	—
Large Growth	143,590,261	—	233,162,267	—
Large Value Opportunities	256,916,242	—	419,639,632	—
Mid Cap Growth	141,012,563	—	106,440,800	—
Mid Cap Value Opportunities	530,374,363	—	567,406,021	—
MLP & Energy Income	24,391,007	—	40,296,079	—
Multi-Asset Income	144,223,594	—	92,331,271	—
Multi-Managed Balanced	273,101,492	33,751,615	269,185,838	49,945,970
Short-Term Bond	865,747,850	—	791,644,501	—
Small Cap Core	79,089,128	—	127,716,952	—
Small Cap Growth	51,730,282	—	45,590,751	—
Small Cap Value	54,478,674	—	46,448,630	—
Small/Mid Cap Value	267,173,777	—	309,630,545	—
Unconstrained Bond	1,016,962,827	90,257,556	451,334,945	91,389,599
US Growth	157,639,576	—	232,492,478	—

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2020, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Balanced II	$108,131,263	$15,025,924	$(4,688,712)	$10,337,212
Bond	1,631,106,572	65,331,514	(74,006,874)	(8,675,360)
Capital Growth	1,814,393,461	751,475,096	(81,395,363)	670,079,733
Dividend Focused	428,763,285	25,275,737	(48,035,626)	(22,759,889)
Dynamic Income	154,119,373	4,712,489	(17,559,133)	(12,846,644)
Emerging Markets Debt	436,734,273	5,952,284	(60,872,131)	(54,919,847)
Emerging Markets Equity	503,015,547	63,749,205	(66,158,253)	(2,409,048)
Emerging Markets Opportunities	446,787,077	9,365,990	(53,112,108)	(43,746,118)
Event Driven	91,098,011	3,563,065	(5,141,096)	(1,578,031)
Floating Rate	98,827,146	6,517	(13,630,421)	(13,623,904)
Global Equity	72,427,769	14,325,164	(7,353,948)	6,971,216
Government Money Market	1,483,382,154	—	—	—
High Quality Bond	181,466,015	1,702,973	(5,019,617)	(3,316,644)
High Yield Bond	2,018,396,971	22,898,339	(269,204,841)	(246,306,502)
High Yield Muni	90,077,204	1,232,917	(5,897,165)	(4,664,248)
Inflation Opportunities	112,226,896	5,473,717	(5,098,221)	375,496
Inflation-Protected Securities	104,624,226	6,481,687	(1,339,924)	5,141,763
Intermediate Bond	2,189,458,970	108,862,532	(27,332,766)	81,529,766
Intermediate Muni	1,858,461,284	40,177,311	(37,054,289)	3,123,022
International Equity	4,227,767,230	332,985,338	(851,994,187)	(519,008,849)
International Growth	1,043,536,612	85,347,858	(157,481,067)	(72,133,209)
International Small Cap Value	585,524,937	79,790,762	(94,608,618)	(14,817,856)
International Stock	92,775,959	2,066,715	(12,953,298)	(10,886,583)
Large Cap Value	1,569,484,807	77,859,888	(230,452,787)	(152,592,899)
Large Core	157,267,297	20,856,068	(12,676,852)	8,179,216
Large Growth	582,298,435	239,475,468	(13,332,369)	226,143,099
Large Value Opportunities	364,924,280	16,971,614	(48,513,086)	(31,541,472)
Mid Cap Growth	253,066,279	31,431,672	(19,905,857)	11,525,815
Mid Cap Value Opportunities	1,212,893,302	60,711,983	(183,572,135)	(122,860,152)
MLP & Energy Income	216,962,351	11,049,611	(49,459,671)	(38,410,060)
Multi-Asset Income	266,582,410	15,084,044	(28,581,646)	(13,497,602)
Multi-Managed Balanced	865,341,314	210,324,949	(27,068,671)	183,256,278
Short-Term Bond	3,044,457,026	32,890,505	(102,821,289)	(69,930,784)
Small Cap Core	118,735,454	6,642,197	(25,729,373)	(19,087,176)
Small Cap Growth	132,936,991	28,753,495	(7,168,116)	21,585,379
Small Cap Value	98,867,906	4,639,343	(14,837,014)	(10,197,671)
Small/Mid Cap Value	618,039,830	75,945,584	(80,204,007)	(4,258,423)
Unconstrained Bond	1,556,713,393	17,138,026	(59,722,661)	(42,584,635)
US Growth	957,158,483	643,429,555	(31,680,677)	611,748,878

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

11. RECLASSIFICATION

Certain amounts prior to November 1, 2015, have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the net increase (decrease) in net assets resulting from operations. The Trust concluded that it was appropriate to reclassify certain borrowing costs, which relate to charges from a broker for securities sold short positions, as an expense which is included in Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. Previously, the borrowing costs had been included in Net realized gain (loss) on securities sold short within the Statements of Operations. Corresponding reclassifications have been made to Net investment income (loss) per share, Net realized and unrealized gain (loss) per share and Expenses to average net asset ratios within the Financial Highlights. The impact of the reclassification is an increase to realized gain (loss) and total expenses, and a decrease in net investment income. All impacted amounts, as identified within the Financial Highlights, have been adjusted for purposes of comparability.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

13. CHANGE IN ACCOUNTING PRINCIPLE

The Funds have adopted the FASB Accounting Standards Update 2017-08 “Premium Amortization of Callable Debt Securities” (“ASU 2017-08”), which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date.

It is impracticable to evaluate the effect on individual prior periods, therefore the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of each Fund’s financial statements.

The cumulative effect adjustments that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments were as follows:

Fund	Amount
Balanced II	$2,724
Bond	213,201
Emerging Markets Debt	4,354
High Quality Bond	53,790
High Yield Bond	2,127,451
High Yield Muni	235,537
Inflation-Protected Securities	261
Inflation Opportunities	3,896
Intermediate Bond	297,845
Intermediate Muni	9,218,946
Multi-Asset Income	183,964
Multi-Managed Balanced	74,763
Short-Term Bond	217,883
Unconstrained Bond	426,254

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

14. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s classes underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Class	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Balanced II	R	September 15, 2017	2.01-for-1	4,571,079	9,171,183	Decrease	Increase
High Quality Bond	R4	April 21, 2017	1.01-for-1	5,355,021	5,396,036	Decrease	Increase
Inflation-Protected Securities	R4	April 21, 2017	0.97-for-1	6,242,382	6,069,179	Increase	Decrease
Intermediate Bond	R4	March 24, 2017	1.06-for-1	29,646,707	31,285,459	Decrease	Increase
Large Core	R4	March 10, 2017	0.81-for-1	1,376,796	1,117,293	Increase	Decrease
Large Growth	R4	March 10, 2017	1.35-for-1	6,200,939	8,353,323	Decrease	Increase
Large Value Opportunities	R4	May 5, 2017	1.56-for-1	6,045,594	9,421,040	Decrease	Increase
Mid Cap Growth	R4	March 10, 2017	0.84-for-1	1,574,918	1,327,363	Increase	Decrease
Small Cap Core	R4	March 10, 2017	1.44-for-1	743,234	1,073,021	Decrease	Increase
Small Cap Value	R4	April 21, 2017	2.16-for-1	258,654	559,003	Decrease	Increase

15. REORGANIZATION

US Growth: Following the close of business on August 2, 2019, US Growth acquired all of the net assets of Transamerica Multi-Cap Growth (“Multi-Cap Growth”) pursuant to a Plan of Reorganization. US Growth is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of US Growth for shares of Multi-Cap Growth outstanding following the close of business on August 2, 2019. The cost basis of the investments received from Multi-Cap Growth was carried forward to align ongoing reporting of the US Growth’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares issued to Multi-Cap Growth shareholders, along with the exchange ratio of the reorganization for US Growth, were as follows:

Multi-Cap Growth Class	Multi-Cap Growth Shares	US Growth Class	US Growth Shares	Dollar Amount	Exchange Ratio (A)
Class A	7,844,908	Class A	2,626,174	$55,685,141	0.33
Class C	507,451	Class C	134,699	2,641,935	0.27
Class I	5,552,868	Class I	2,050,971	44,511,618	0.37
Class I2	19,223,117	Class I2	7,236,705	156,880,191	0.38

(A)	Calculated by dividing the US Growth shares issuable by the Multi-Cap Growth shares outstanding on August 2, 2019.

The net assets of Multi-Cap Growth, including unrealized appreciation (depreciation), were combined with those of US Growth. These amounts were as follows:

Multi-Cap Growth Unrealized Appreciation (Depreciation)	Multi-Cap Growth Net Assets	US Growth Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 57,052,474	$ 259,718,885	$ 1,113,166,249	$ 1,372,885,134

Additionally, following the close of business on October 18, 2019, US Growth acquired all of the net assets of Transamerica Concentrated Growth (“Concentrated Growth”) pursuant to a Plan of Reorganization. US Growth is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of US Growth for shares of Concentrated Growth, outstanding following the close of business on October 18, 2019. The cost basis of the investments received from Concentrated Growth was carried forward to align ongoing reporting of the US Growth’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

15. REORGANIZATION (continued)

Shares issued to Concentrated Growth shareholders, along with the exchange ratio of the reorganization US Growth, were as follows:

Concentrated Growth Class	Concentrated Growth Shares	US Growth Class	US Growth Shares	Dollar Amount	Exchange Ratio (A)
Class A	95,613	Class A	72,927	$1,583,801	0.76
Class C	76,226	Class C	60,120	1,205,818	0.79
Class I	464,728	Class I	344,633	7,665,054	0.74
Class I2	8,655,199	Class I2	6,525,776	145,012,539	0.75

(A)	Calculated by dividing the US Growth shares issuable by the Concentrated Growth shares outstanding on October 18, 2019.

The net assets of Concentrated Growth, including unrealized appreciation (depreciation), were combined with those of US Growth. These amounts were as follows:

Concentrated Growth Unrealized Appreciation (Depreciation)	Concentrated Growth Net Assets	US Growth Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 59,754,359	$ 155,467,212	$ 1,381,888,625	$ 1,537,355,837

Capital Growth: Following the close of business on October 18, 2019, Capital Growth acquired all of the net assets of Transamerica Growth (“Growth”) pursuant to a Plan of Reorganization. Capital Growth is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Capital Growth for shares of Growth outstanding following the close of business on October 18, 2019. The cost basis of the investments received from Growth was carried forward to align ongoing reporting of the Capital Growth’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Shares issued to Growth shareholders, along with the exchange ratio of the reorganization for Capital Growth, were as follows:

Growth Class	Growth Shares	Capital Growth Class	Capital Growth Shares	Dollar Amount	Exchange Ratio (A)
Class I2	23,439,002	Class I2	12,844,998	$171,778,728	0.55
Class R6	2,044,737	Class R6	1,120,366	14,982,875	0.55

(A)	Calculated by dividing the Capital Growth shares issuable by the Growth shares outstanding on October 18, 2019.

The net assets of the Growth, including unrealized appreciation (depreciation), were combined with those of Capital Growth. These amounts were as follows:

Growth Unrealized Appreciation (Depreciation)	Growth Net Assets	Capital Growth Net Assets Prior to Reorganization	Net Assets After Reorganization
$ 85,371,924	$ 186,761,603	$ 1,852,085,270	$ 2,038,846,873

16. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2020

TRANSAMERICA EMERGING MARKETS OPPORTUNITIES

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on December 4-5, 2019, the Board considered the approval of the proposed management agreement (the “Management Agreement”) between TAM and Transamerica Funds, on behalf of Transamerica Emerging Markets Opportunities (the “Fund”) and the proposed investment sub-advisory agreement (the “WMC Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) for the Fund between TAM and Wellington Management Company LLP (“WMC”), on behalf of the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement and the WMC Sub-Advisory Agreement were reasonable and that the approval of each of the Agreements was in the best interests of the Fund and its future shareholders. The Board, including the Independent Board Members, unanimously approved each of the Agreements for an initial two-year period.

Prior to reaching their decision, the Board Members requested and received from TAM and WMC certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and WMC as part of their regular oversight of other funds managed by TAM and sub-advised by WMC, and knowledge they gained over time through meeting with TAM and WMC. Among other materials, the Board Members considered comparative fee, expense and performance information prepared by TAM.

In their deliberations, the Independent Board Members met privately without representatives of TAM or WMC present and were represented throughout the process by their independent legal counsel. In considering the proposed approval of the Agreements, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and WMC. The Board also considered the proposed investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; the continuous and regular management services to be provided by WMC; the experience of WMC with the proposed investment strategy; and the professional qualifications and experience of WMC’s portfolio management team.

The Board also considered the continuous and regular investment management and other services to be provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains after payment of the sub-advisory fees. The Board noted that the investment management and other services to be provided by TAM would include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of WMC to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings; and ongoing cash management services. The Board considered that TAM’s investment management services would also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, which would include the Fund, oversees the services provided by the custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder service functions of the funds.

Investment Performance. The Board Members considered WMC’s investment management experience, capabilities and resources. The Board Members recognized that the Fund is not yet in existence and therefore has no historical performance for the Board Members to review. The Board Members considered simulated, back-tested performance information for the Fund’s proposed strategy, including relative to the historical performance of (i) WMC’s Emerging Markets Research Equity all-cap strategy and (ii) the Fund’s proposed benchmark, MSCI Emerging Markets Index, in each case for various trailing periods ended June 30, 2019. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the management services to be provided by TAM and the sub-advisory services to be provided by WMC, the Board concluded that TAM and WMC are capable of generating a level of investment performance that is appropriate in scope and extent in light of the Fund’s proposed investment objective, policies and strategies, the competitive landscape of the investment company business and investor needs.

Transamerica Funds	Semi-Annual Report 2020

TRANSAMERICA EMERGING MARKETS OPPORTUNITIES

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — INITIAL CONTRACT APPROVAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratio. The Board considered the proposed management fee and anticipated total expense ratio of the Fund, including information provided by TAM comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in the Broadridge and Morningstar peer universes.

The Board also considered the fees to be charged by WMC for sub-advisory services, as well as the portion of the Fund’s management fee to be retained by TAM following payment of the sub-advisory fee. The Board noted that the proposed management fee and the estimated total expense ratio of each class of the Fund would be below the applicable Broadridge and Morningstar peer universes. The Board also considered that TAM proposed to enter into an expense limitation arrangement with the Fund, which could result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and WMC under the Management Agreement and the WMC Sub-Advisory Agreement are reasonable in light of the services to be provided.

Cost of Services to be Provided and Level of Profitability. The Board noted that the Fund was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not anticipated to be excessive.

With respect to WMC, the Board noted that the proposed sub-advisory fees are the product of arm’s-length negotiation between TAM and WMC, which is not affiliated with TAM, and would be paid by TAM and not the Fund. As a result, the Board did not consider WMC’s anticipated profitability to be material to its decision to approve the WMC Sub-Advisory Agreement.

Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the management and sub-advisory fee schedules and the existence of breakpoints in those schedules, as detailed in the materials provided to the Board Members, and noted each fee breakpoint with respect to the various asset levels to be achieved by the Fund. The Board Members also considered that the appointment of WMC as sub-adviser had the potential to attract additional assets due to WMC’s known asset management capabilities. The Board Members concluded that the proposed fees and breakpoints may benefit shareholders by permitting economies of scale in the form of lower management fees as the level of assets grows for the Fund. The Board Members also noted that they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM, and the sub-advisory fees payable by TAM to WMC, in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or WMC from their Relationships with the Fund. The Board considered other benefits expected to be derived by TAM, its affiliates, and/or WMC from their relationships with the Fund. The Board noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with WMC or the Fund, and that WMC may engage in soft dollar arrangements and receive such benefits, consistent with applicable law and “best execution” requirements. The Board noted that it would have the opportunity in the future to review the benefits over time.

Other Considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its future shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of WMC. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the approval of the Management Agreement and the WMC Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders and voted to approve the Agreements.

Transamerica Funds	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 11-12, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2020

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds, except Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2020

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2020

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

256615 04/20

© 2020 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the funds intend to no longer mail paper copies of the funds’ shareholder reports, unless you specifically request paper copies of the reports from a fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with a fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where a fund is held through that intermediary. If you are a direct shareholder with a fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2020

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2020.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November 2019 with equity and credit markets strong following three consecutive rate cuts by the Federal Reserve (“Fed”) in the preceding months. The S&P 500®, NASDAQ and Dow Jones Industrial Average all closed the calendar year near their highest levels ever. As 2020 began, investors had reason for optimism based on continued economic growth, benign inflation, lower interest rates, solid credit fundamentals and rising corporate earnings growth. Uncertainties surrounded mostly U.S./China trade relations, and when a Phase I trade agreement was signed in mid-January, equity markets continued to move towards record highs, and by mid-February stocks had reached record highs, even as reports of COVID-19 and its spread within China were making their way into daily news reports.

By early March, the presence of COVID-19 was being reported globally, and as cases and fatalities quickly grew exponentially in the U.S., the Fed cut rates by 0.50%, serving as evidence to many investors of the economic risk being created by the pandemic. By mid-March, most companies had sent workers home indefinitely, schools, sporting events and local businesses had closed, and states issued stay-at-home orders, while the Fed once again cut rates, this time to a Fed Funds target of 0 - 0.25%. Economic forecasts dropped as a full-fledged recession of immense proportions was now apparent. By March 23, the S&P 500® had experienced its fastest 35% decline ever off of its February 19 record high, credit spreads had close to tripled and the 10-year U.S. Treasury yield had fallen below 1% for the first time in history. By the end of March, it was evident COVID-19 would be taking a tragic toll on human life and delivering a historic shock to the economy.

On March 27, Congress passed the CARES Act, providing more than $2 trillion in fiscal assistance to the economy. The Fed also dramatically expanded its balance sheet through additional trillions in open market purchases, and despite the first negative U.S. gross domestic product report in six years, the equity and credit markets rebounded strongly during the month of April, as daily COVID-19 case trends appeared to have peaked and guidelines for business re-openings were introduced, even as the nation braced for some of the worst economic reports since the 1930s.

Although the period ended with markets having recovered from their worst levels, uncertainties remain prevalent throughout the U.S. and global economy. While there is some belief that the worst of the pandemic may be over, this is yet to be proven out COVID-19 has proven to be a true black swan of historic magnitude, and market volatility is likely to continue in the months ahead.

For the six-month period ended April 30, 2020, the S&P 500® returned -3.16%, while the MSCI EAFE Index, representing international developed market equities, returned -14.00%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 4.86%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns, as recent months have shown, have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involved risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2019, and held for the entire six-month period until April 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Transamerica Core Bond	$1,000.00	$1,034.30	$2.43	$1,022.50	$2.41	0.48%
Transamerica Global Real Estate Securities	1,000.00	817.10	8.58	1,015.40	9.52	1.90
Transamerica Mid Cap Value	1,000.00	811.10	4.19	1,020.20	4.67	0.93
Transamerica Total Return	1,000.00	1,037.80	3.45	1,021.50	3.42	0.68

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition

At April 30, 2020

(unaudited)

Transamerica Core Bond

Asset Allocation	Percentage of Net Assets
U.S. Government Agency Obligations	32.3%
Corporate Debt Securities	25.6
U.S. Government Obligations	22.4
Asset-Backed Securities	12.0
Other Investment Company	8.2
Mortgage-Backed Securities	3.8
Repurchase Agreement	2.2
Foreign Government Obligations	0.8
Municipal Government Obligations	0.7
Net Other Assets (Liabilities)	(8.0)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.98
Duration †	6.08

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	54.7%
AAA	6.7
AA	4.9
A	11.6
BBB	13.2
BB	0.2
B	0.0 *
CCC and Below	0.1
Not Rated	16.6
Net Other Assets (Liabilities)	(8.0)
Total	100.0%

Transamerica Global Real Estate Securities

Asset Allocation	Percentage of Net Assets
Common Stocks	100.1%
Repurchase Agreement	23.2
Other Investment Company	0.7
Net Other Assets (Liabilities) ^	(24.0)
Total	100.0%

Transamerica Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Repurchase Agreement	3.9
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Transamerica Total Return

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	44.3%
U.S. Government Obligations	34.6
U.S. Government Agency Obligations	26.8
Asset-Backed Securities	10.6
Mortgage-Backed Securities	8.0
Repurchase Agreements	4.7
Foreign Government Obligations	2.8
Short-Term U.S. Government Obligations	2.5
Other Investment Company	2.1
Municipal Government Obligations	0.5
Exchange-Traded Options Purchased	0.0 *
Common Stock	0.0 *
Over-the-Counter Options Purchased	0.0 *
Net Other Assets (Liabilities) ^	(36.9)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	5.22
Duration †	5.05

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	63.9%
AAA	15.3
AA	2.4
A	11.6
BBB	30.6
BB	4.5
B	1.8
CCC and Below	3.4
Not Rated	3.4
Net Other Assets (Liabilities)	(36.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.0%
ABFC Trust Series 2005-AQ1, Class A4, 4.65% (A), 01/25/2034	$ 92,590	$ 93,147
Academic Loan Funding Trust Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 1.29% (A), 12/26/2044 (B)	454,713	435,206
American Credit Acceptance Receivables Trust Series 2016-3, Class C, 4.26%, 08/12/2022 (B)	289,261	289,413
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,004,560	2,080,979
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	197,111
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	271,719
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	665,848
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	908,767	937,347
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,804,370
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	832,685
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,132,327
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (B)	400,000	405,386
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	59,197	59,209
Series 2017-1, Class B,
2.30%, 02/18/2022	205,087	205,339
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	219,558
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	487,349
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	235,017	235,036
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	827,001	825,828
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	713,133	615,953
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,237,321	1,047,703
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	2,509,068	2,162,039
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (B)	68,065	66,887
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 07/17/2023	185,000	185,531

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (C) (D)	$ 1,861,107	$ 1,857,036
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 01/20/2022 (B)	962,694	964,899
Carvana Auto Receivables Trust Series 2019-3A, Class D, 3.04%, 04/15/2025 (B)	2,770,000	2,408,030
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 1.05% (A), 02/25/2033	419,129	363,340
Series 2003-6, Class 1A5,
5.01% (A), 11/25/2034	179,641	182,201
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 05/15/2023 (B)	56,712	56,729
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95% (A), 04/25/2032 (B)	29	29
Colony American Finance, Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (B)	416,861	416,280
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.87% (A), 06/25/2040 (B)	222,167	20,567
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,154,865
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	1,327,015	1,286,572
CPS Auto Receivables Trust
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	4,347	4,350
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	244,317	245,134
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	524,353	524,508
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	1,029	1,030
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	250,102
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	271,997
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	672,528	674,202
CSMA SFR Holdings LLC Series 2019-1, Class A, 2.00%, 04/25/2023	1,948,971	1,890,502
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	376,265	367,317
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	728,693	712,220

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	$ 844,185	$ 848,955
Series 2017-1, Class D,
3.84%, 03/15/2023	1,495,401	1,512,023
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,445,033	3,450,236
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	546,680	550,792
Series 2018-3, Class C,
3.72%, 09/16/2024	1,350,826	1,358,620
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	633,592
DT Asset Trust Series 2017, Class B, 5.84%, 12/16/2022 (D)	1,100,000	1,101,206
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	190,520	190,816
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	288,860	289,242
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	472,218	472,564
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	561,241	561,376
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	683,557
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,819,000	1,775,395
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 02/22/2022 (B)	11,499	11,500
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	252,611	245,748
Series 2018-4A, Class B,
3.64%, 11/15/2022 (B)	498,471	499,317
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	866,389
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,497,353
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	469,701	470,298
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	122,508	123,079
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	988,356	1,002,552
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	551,993	552,807
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,030,753
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,146,229
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 3.45% (A), 11/16/2035 (B)	3,195,000	2,791,216

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (B)	$ 726,639	$ 716,672
FREED ABS Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	181,054	179,566
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	478,675	474,112
Series 2019-2, Class A,
2.62%, 11/18/2026 (B)	819,477	802,715
FTF Funding II LLC Series 2019-1, Class A, Zero Coupon, 08/15/2020 (D)	2,158,893	2,160,139
GLS Auto Receivables Trust
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	230,318	231,924
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	234,890	234,844
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (B)	57,332	57,291
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (B)	280,352	274,598
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,928,514	1,905,036
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	228,983	235,770
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,145,349	1,159,630
Series 2019-2A, Class A,
2.76%, 10/15/2054 (B)	1,333,686	1,293,095
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	275,456	278,466
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	736,371	799,666
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	987,499	1,016,284
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (B)	208,775	200,678
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 03/15/2024 (B)	3,278,000	3,154,013
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.79% (A), 08/25/2038 (B)	1,192,145	24,145
Series 2014-2, Class A,
3.32% (A), 04/25/2040 (B)	213,150	18,318
Lendingpoint Asset Securitization Trust Series 2019-2, Class A, 3.07%, 11/10/2025 (B)	1,639,291	1,609,683
LL ABS Trust Series 2019-1A, Class A, 2.87%, 03/15/2027 (B)	924,421	905,475
LV Tower 52 Series 2013-1, Class A, 5.75%, 07/15/2019 (B) (D)	824,147	831,227

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mariner Finance Issuance Trust Series 2019-AA, Class B, 3.51%, 07/20/2032 (B)	$ 1,335,000	$ 1,097,088
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 04/18/2022 (B)	696,000	696,010
Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 07/08/2024 (B)	2,329,000	2,164,469
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (B)	542,000	527,093
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 03/08/2024 (B)	1,251,000	1,168,230
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/08/2024 (B)	3,554,000	3,287,984
Progress Residential Trust
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	2,986,739
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,178,448
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 08/15/2022 (B)	2,909,948	2,909,948
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (B)	302,906	322,484
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 (B)	950,999	988,632
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 05/20/2021 (B)	664,779	666,401
SART Series 2018-1, 4.75%, 06/15/2025	2,058,269	2,042,832
SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026 (C) (D) (E)	1,400,000	1,400,000
Sofi Consumer Loan Program LLC Series 2016-2A, Class A, 3.09%, 10/27/2025 (B)	31,326	31,086
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	52,870	50,326
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	95,501	95,767
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	95,501	95,765
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 03/15/2025	3,013,000	3,038,613
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 09/15/2024	1,580,000	1,620,858

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (B)	$ 300,846	$ 298,538
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (B)	637,217	638,572
Upgrade Receivables Trust Series 2018-1A, Class A, 3.76%, 11/15/2024 (B)	36,987	36,928
US Auto Funding LLC Series 2018-1A, Class A, 5.50%, 07/15/2023 (B)	732,321	735,264
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A,
3.18% (A), 10/25/2049 (B)	962,432	834,992
Series 2019-NPL8, Class A1A,
3.28% (A), 11/25/2049 (B)	1,513,717	1,329,079
Series 2020-NPL2, Class A1A,
2.98% (A), 02/25/2050 (B)	1,657,436	1,493,921
Series 2020-NPL3, Class A1A,
2.98% (A), 02/25/2050 (B)	1,660,968	1,466,560
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	770,484	772,293
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,148,649	3,173,632
VM Debt Trust Series 2019-1, 7.50%, 06/15/2024	1,750,000	1,642,123
VOLT FT1 Series 2018-FT1, Class A1, 3.26%, 01/27/2023	213,991	208,106
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38% (A), 10/25/2047 (B)	839,115	775,534
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09% (A), 10/25/2049 (B)	2,300,000	1,710,132
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33% (A), 11/26/2049 (B)	1,633,690	1,472,686
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23% (A), 01/25/2050 (B)	1,397,389	1,277,460
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (B)	559,342	543,539
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (B)	200,874	194,255
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	1,385,000	1,420,268
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3, 2.83%, 07/15/2021	736,232	737,272

Total Asset-Backed Securities (Cost $124,974,685)		120,266,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 25.6%
Aerospace & Defense - 0.5%
Airbus SE
3.15%, 04/10/2027 (B) (F)	$ 327,000	$ 327,422
3.95%, 04/10/2047 (B)	150,000	153,188
Boeing Co.
4.51%, 05/01/2023	1,060,000	1,060,000
4.88%, 05/01/2025	290,000	290,000
5.15%, 05/01/2030	450,000	450,000
L3 Harris Technologies, Inc. 3.83%, 04/27/2025	400,000	429,853
Lockheed Martin Corp. 4.50%, 05/15/2036	300,000	374,622
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	289,495
3.25%, 01/15/2028	130,000	141,151
Precision Castparts Corp. 4.20%, 06/15/2035	150,000	189,172
Raytheon Technologies Corp.
3.75%, 11/01/2046	285,000	335,992
4.15%, 05/15/2045	148,000	180,990
4.50%, 06/01/2042	542,000	689,205
6.70%, 08/01/2028	260,000	334,135
Rockwell Collins, Inc. 3.20%, 03/15/2024	140,000	148,561

		5,393,786

Airlines - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	632,392	546,044
3.55%, 07/15/2031 (B)	373,896	304,359
3.60%, 09/15/2028 (B)	474,823	427,339
4.13%, 11/15/2026 (B)	495,401	456,505
American Airlines Pass-Through Trust
3.00%, 04/15/2030	851,901	759,691
3.65%, 02/15/2029	717,805	645,839
3.70%, 04/15/2027 - 04/01/2028	591,065	419,750
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	434,797	377,309
4.13%, 03/20/2033 (B)	487,910	361,416
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	172,000	151,618
5.98%, 10/19/2023	182,142	175,197
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	48,685	48,650
6.82%, 02/10/2024	87,220	83,523
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	247,277	211,137
United Airlines Pass-Through Trust
2.88%, 04/07/2030	520,707	442,821
3.50%, 09/01/2031	637,257	560,394
3.65%, 07/07/2027	190,602	137,299
4.15%, 02/25/2033	599,961	533,052
4.55%, 08/25/2031	533,676	408,867

		7,050,810

Automobiles - 0.0% (G)
Kia Motors Corp. 2.63%, 04/21/2021 (B)	200,000	200,300

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks - 5.2%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	$ 279,000	$ 279,246
4.75%, 07/28/2025 (B)	600,000	641,393
AIB Group PLC 4.75%, 10/12/2023 (B)	700,000	724,436
ANZ New Zealand International, Ltd. 3.45%, 07/17/2027 (B)	222,000	237,944
ASB Bank, Ltd. 3.13%, 05/23/2024 (B)	550,000	572,635
Australia & New Zealand Banking Group, Ltd. 4.40%, 05/19/2026 (B)	200,000	212,561
Banco Santander SA 3.13%, 02/23/2023	200,000	202,834
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	1,345,000	1,361,763
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	2,539,000	2,623,934
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,064,429
3.25%, 10/21/2027, MTN	398,000	425,326
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	213,432
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	328,421
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,418,750
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,446,511
Bank of Montreal Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	230,136
Bank of Nova Scotia 1.63%, 05/01/2023	1,420,000	1,419,965
Barclays PLC
3.65%, 03/16/2025	223,000	231,719
3.68%, 01/10/2023	300,000	306,701
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	623,420
BNP Paribas SA
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	585,000	587,902
3.38%, 01/09/2025 (B)	320,000	333,689
3.50%, 03/01/2023 (B)	250,000	258,253
BNZ International Funding, Ltd. 2.65%, 11/03/2022 (B) (F)	650,000	665,009
BPCE SA 4.63%, 07/11/2024 (B)	600,000	629,030
Capital One NA 2.95%, 07/23/2021	250,000	252,290
Citigroup, Inc.
2.75%, 04/25/2022	650,000	665,532
Fixed until 04/08/2025, 3.11% (A), 04/08/2026	1,000,000	1,047,644
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	183,913
3.40%, 05/01/2026	400,000	424,857
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	936,256

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citizens Bank NA 3.70%, 03/29/2023	$ 475,000	$ 497,651
Commonwealth Bank of Australia
2.85%, 05/18/2026 (B)	410,000	432,092
3.45%, 03/16/2023 (B)	410,000	434,148
4.50%, 12/09/2025 (B)	200,000	215,385
Cooperatieve Rabobank UA
3.75%, 07/21/2026	315,000	331,442
5.80%, 09/30/2110 (B)	300,000	512,694
Credit Agricole SA 4.38%, 03/17/2025 (B)	200,000	211,588
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	200,921
2.70%, 03/02/2022 (B)	213,000	215,692
Discover Bank 4.20%, 08/08/2023 (F)	550,000	573,459
Fifth Third Bancorp 3.95%, 03/14/2028 (F)	340,000	386,183
Fifth Third Bank 3.85%, 03/15/2026	200,000	214,970
HSBC Holdings PLC
Fixed until 11/22/2022, 3.03% (A), 11/22/2023	447,000	460,069
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,069,062
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	750,533
4.25%, 03/14/2024	500,000	530,476
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	400,000	405,556
ING Groep NV
3.95%, 03/29/2027	200,000	217,469
4.10%, 10/02/2023	775,000	829,323
KeyBank NA 3.18%, 10/15/2027	250,000	256,339
KeyCorp 4.15%, 10/29/2025, MTN	235,000	259,368
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	203,332
4.38%, 03/22/2028	339,000	377,506
4.58%, 12/10/2025	200,000	216,207
Macquarie Bank, Ltd. 3.90%, 01/15/2026 (B)	570,000	611,374
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	202,596
2.67%, 07/25/2022	270,000	275,282
2.95%, 03/01/2021	297,000	301,607
3.41%, 03/07/2024	670,000	703,729
3.75%, 07/18/2039	430,000	474,208
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	679,602
2.63%, 04/12/2021 (B)	263,000	266,710
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	410,108
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	258,967

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank, Ltd. (continued)
3.38%, 01/14/2026	$ 500,000	$ 541,808
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B) (F)	590,000	613,554
NatWest Markets PLC 3.63%, 09/29/2022 (B)	515,000	531,505
Nordea Bank Abp 4.25%, 09/21/2022 (B)	384,000	399,965
Regions Financial Corp. 3.80%, 08/14/2023	200,000	211,152
Royal Bank of Canada 3.70%, 10/05/2023, MTN	600,000	642,855
Royal Bank of Scotland Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	552,589
3.88%, 09/12/2023	350,000	367,031
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	270,051
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	636,810
Santander Group Holdings PLC 3.57%, 01/10/2023	360,000	366,822
Societe Generale SA
3.00%, 01/22/2030 (B)	941,000	927,538
3.88%, 03/28/2024 (B)	540,000	564,157
4.25%, 04/14/2025 (B)	270,000	277,217
Standard Chartered PLC
Fixed until 09/10/2021, 2.74% (A), 09/10/2022 (B)	1,000,000	1,002,482
Fixed until 05/21/2029, 4.31% (A), 05/21/2030 (B)	200,000	214,906
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	312,794
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	242,324
2.78%, 07/12/2022 - 10/18/2022	729,000	746,931
2.85%, 01/11/2022	400,000	406,310
2.93%, 03/09/2021	270,000	274,300
3.04%, 07/16/2029	755,000	791,497
3.10%, 01/17/2023	241,000	249,791
Truist Bank 3.30%, 05/15/2026	215,000	228,786
Truist Financial Corp. 2.90%, 03/03/2021	265,000	268,654
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	810,000	856,455
3.30%, 09/09/2024, MTN	1,300,000	1,382,178
3.55%, 09/29/2025, MTN	400,000	432,015
3.75%, 01/24/2024, MTN	395,000	421,588
4.10%, 06/03/2026, MTN	121,000	130,710
4.30%, 07/22/2027, MTN	246,000	268,200
4.40%, 06/14/2046, MTN	165,000	185,946
4.65%, 11/04/2044, MTN	184,000	215,776
4.75%, 12/07/2046, MTN	419,000	496,735
4.90%, 11/17/2045, MTN	202,000	242,328
Westpac Banking Corp.
2.85%, 05/13/2026	300,000	314,545

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp. (continued)
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	$ 260,000	$ 275,924
4.42%, 07/24/2039	335,000	369,285

		51,769,093

Beverages - 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	3,044,000	3,407,252
4.90%, 02/01/2046	170,000	196,144
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	154,000	170,360
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030 (F)	305,000	326,784
4.35%, 06/01/2040	480,000	525,203
4.44%, 10/06/2048	520,000	565,494
4.50%, 06/01/2050	630,000	705,081
4.60%, 06/01/2060	225,000	247,551
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030	435,000	432,161
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	204,045
5.25%, 11/15/2048	110,000	135,617
Diageo Capital PLC 4.83%, 07/15/2020	90,000	90,754
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	275,000	288,829
3.43%, 06/15/2027	120,000	127,450
4.42%, 05/25/2025	112,000	125,372
4.99%, 05/25/2038	162,000	196,093

		7,744,190

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 11/21/2029 (B)	1,438,000	1,527,813
4.05%, 11/21/2039 (B)	1,420,000	1,574,982
4.40%, 11/06/2042	425,000	495,675
4.45%, 05/14/2046	165,000	192,285

		3,790,755

Building Products - 0.1%
Masco Corp. 6.50%, 08/15/2032	410,000	514,383

Capital Markets - 2.2%
Charles Schwab Corp. 3.20%, 03/02/2027 (F)	500,000	532,856
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	264,896
4.28%, 01/09/2028 (B)	400,000	431,774
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	950,000	1,006,692
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (B)	244,000	245,461
Deutsche Bank AG
3.30%, 11/16/2022	200,000	196,680
3.70%, 05/30/2024	700,000	677,481
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,184,051

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	$ 300,000	$ 307,153
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	484,489
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	757,969
3.50%, 01/23/2025 - 11/16/2026	362,000	383,768
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	968,011
3.85%, 01/26/2027	815,000	883,044
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	509,260
6.75%, 10/01/2037	200,000	273,148
Invesco Finance PLC 4.00%, 01/30/2024	160,000	168,787
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	512,375
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	683,900
6.25%, 01/14/2021 (B)	725,000	746,597
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	455,502
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,157,052
3.63%, 01/20/2027	457,000	497,135
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,315,000	1,394,367
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	305,306
3.88%, 01/27/2026, MTN	1,279,000	1,406,408
4.10%, 05/22/2023, MTN	150,000	158,399
4.30%, 01/27/2045	280,000	337,626
5.00%, 11/24/2025	497,000	561,453
Nomura Holdings, Inc. 2.65%, 01/16/2025	603,000	609,054
Northern Trust Corp.
1.95%, 05/01/2030 (H)	905,000	904,499
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	359,873
State Street Corp. 2.65%, 05/19/2026	150,000	158,192
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	204,055
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	320,000	333,658
3.49%, 05/23/2023 (B)	400,000	411,648
4.13%, 09/24/2025 (B)	200,000	219,965

		21,692,584

Chemicals - 0.3%
Air Liquide Finance SA 2.25%, 09/27/2023 (B)	228,000	233,176
Albemarle Corp. 5.45%, 12/01/2044	200,000	203,399
Celanese US Holdings LLC 3.50%, 05/08/2024	453,000	453,436

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
DuPont de Nemours, Inc. 5.32%, 11/15/2038	$ 145,000	$ 176,154
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	168,278
5.00%, 09/26/2048	187,000	207,537
Nutrien, Ltd.
4.13%, 03/15/2035	450,000	483,012
5.00%, 04/01/2049	140,000	180,511
Sherwin-Williams Co. 3.13%, 06/01/2024	136,000	142,663
Union Carbide Corp.
7.50%, 06/01/2025	400,000	468,130
7.75%, 10/01/2096	210,000	261,837

		2,978,133

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	179,961
5.25%, 10/01/2020 (B)	65,000	65,861
5.63%, 03/15/2042 (B)	141,000	155,588
Waste Management, Inc. 3.45%, 06/15/2029 (F)	245,000	278,359

		679,769

Construction Materials - 0.1%
CRH America, Inc. 5.13%, 05/18/2045 (B)	200,000	222,472
Martin Marietta Materials, Inc. 3.45%, 06/01/2027	276,000	281,831

		504,303

Consumer Finance - 0.2%
BMW US Capital LLC 2.25%, 09/15/2023 (B)	330,000	327,601
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	125,461
3.75%, 07/28/2026 (F)	200,000	197,982
4.20%, 10/29/2025	150,000	153,813
Daimler Finance North America LLC 3.35%, 02/22/2023 (B)	300,000	299,252
Hyundai Capital America 3.00%, 03/18/2021 (B) (F)	250,000	249,090
John Deere Capital Corp.
2.25%, 09/14/2026, MTN	240,000	250,428
2.80%, 09/08/2027, MTN	200,000	217,893
PACCAR Financial Corp. 2.25%, 02/25/2021, MTN	156,000	157,201

		1,978,721

Containers & Packaging - 0.1%
International Paper Co. 8.70%, 06/15/2038	120,000	183,267
WRKCo, Inc.
3.00%, 09/15/2024	350,000	357,612
3.75%, 03/15/2025	300,000	316,972

		857,851

Diversified Consumer Services - 0.3%
Pepperdine University 3.30%, 12/01/2059	310,000	331,068
President & Fellows of Harvard College 3.30%, 07/15/2056	414,000	470,299

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services (continued)
SART 4.75%, 07/15/2024	$ 1,859,834	$ 1,843,653
University of Southern California 3.23%, 10/01/2120	310,000	295,492

		2,940,512

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	157,000	140,210
Aviation Capital Group LLC 2.88%, 01/20/2022 (B)	300,000	259,806
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	216,867
4.70%, 09/20/2047	242,000	244,827
4.85%, 03/29/2029	254,000	278,935
China Southern Power Grid International Finance BVI Co., Ltd. 3.50%, 05/08/2027 (B)	480,000	519,522
GE Capital International Funding Unlimited Co. 4.42%, 11/15/2035	1,753,000	1,826,919
Jefferies Group LLC
6.25%, 01/15/2036	260,000	273,780
6.45%, 06/08/2027	133,000	149,395
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (B)	294,000	294,374
ORIX Corp. 2.90%, 07/18/2022	201,000	204,356

		4,408,991

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.55%, 06/01/2024	230,000	243,972
3.60%, 07/15/2025	225,000	241,470
3.95%, 01/15/2025	282,000	305,488
4.90%, 08/15/2037	1,224,000	1,417,238
6.00%, 08/15/2040	200,000	262,890
Deutsche Telekom AG 3.63%, 01/21/2050 (B)	464,000	509,736
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	152,926
3.60%, 01/19/2027 (B)	180,000	195,794
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	77,575
3.48%, 06/15/2050 (B)	81,000	82,732
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	479,804
4.33%, 09/21/2028	307,000	363,163
4.40%, 11/01/2034	1,531,000	1,854,733
4.67%, 03/15/2055	385,000	519,218
4.86%, 08/21/2046	447,000	606,612

		7,313,351

Electric Utilities - 1.7%
AEP Texas, Inc. 6.65%, 02/15/2033	100,000	136,572
AEP Transmission Co. LLC 3.15%, 09/15/2049	165,000	181,787

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Alabama Power Co.
5.60%, 03/15/2033	$ 160,000	$ 209,663
6.00%, 03/01/2039	248,000	346,727
Appalachian Power Co.
6.38%, 04/01/2036	200,000	255,141
6.70%, 08/15/2037	200,000	271,054
Arizona Public Service Co. 5.05%, 09/01/2041	303,000	382,952
Baltimore Gas & Electric Co. 3.50%, 08/15/2046	188,000	212,500
Comision Federal de Electricidad 4.88%, 05/26/2021 (B)	261,000	262,305
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	640,179
6.45%, 10/15/2032	100,000	139,681
Duke Energy Indiana LLC 3.75%, 05/15/2046	200,000	235,547
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	149,902
3.70%, 10/15/2046	215,000	251,767
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (B) (F)	460,000	460,637
Edison International
4.13%, 03/15/2028	225,000	234,952
5.75%, 06/15/2027 (F)	350,000	397,686
EDP Finance BV 3.63%, 07/15/2024 (B)	300,000	315,441
Emera US Finance, LP 4.75%, 06/15/2046	350,000	373,287
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	275,714
3.63%, 05/25/2027 (B)	270,000	282,530
4.63%, 09/14/2025 (B)	200,000	218,523
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	243,992
3.05%, 06/01/2031	189,000	207,957
3.25%, 04/01/2028	387,000	420,265
Evergy Metro, Inc. 5.30%, 10/01/2041	500,000	657,921
FirstEnergy Corp.
2.65%, 03/01/2030	700,000	711,678
3.40%, 03/01/2050	660,000	702,849
4.85%, 07/15/2047	105,000	135,468
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	157,724
5.40%, 09/01/2035	100,000	140,797
Fortis, Inc. 3.06%, 10/04/2026	620,000	629,674
Hydro-Quebec 8.40%, 01/15/2022	420,000	473,931
ITC Holdings Corp. 2.70%, 11/15/2022	300,000	307,244
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	442,746	546,170
Korea Southern Power Co., Ltd. 3.00%, 01/29/2021 (B)	200,000	203,272
Massachusetts Electric Co. 4.00%, 08/15/2046 (B)	201,000	226,414

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (B)	$ 195,000	$ 215,860
Nevada Power Co.
5.38%, 09/15/2040	52,000	67,607
5.45%, 05/15/2041	400,000	527,155
New England Power Co. 3.80%, 12/05/2047 (B)	140,000	151,810
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (B)	151,000	162,810
Northern States Power Co. 6.20%, 07/01/2037	89,000	134,147
NRG Energy, Inc. 4.45%, 06/15/2029 (B)	375,000	385,365
Ohio Edison Co. 6.88%, 07/15/2036	150,000	205,031
PPL Capital Funding, Inc. 4.20%, 06/15/2022	165,000	171,636
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	146,544
3.65%, 09/01/2042, MTN	138,000	162,071
Southern California Edison Co.
4.05%, 03/15/2042	300,000	331,998
5.50%, 03/15/2040	130,000	168,635
Southern Power Co. 5.15%, 09/15/2041	260,000	292,040
Southwestern Public Service Co. 4.50%, 08/15/2041	100,000	124,589
Three Gorges Finance I Cayman Islands, Ltd. 3.15%, 06/02/2026 (B)	200,000	212,532
Toledo Edison Co. 6.15%, 05/15/2037	200,000	287,155
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	124,000	145,855
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	132,400
2.95%, 01/15/2022	157,000	160,713
6.00%, 05/15/2037	140,000	192,632
Wisconsin Electric Power Co. 3.65%, 12/15/2042 (F)	144,000	151,117
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	151,193
4.80%, 09/15/2041	116,000	138,499

		16,819,297

Electrical Equipment - 0.1%
Eaton Corp. 7.63%, 04/01/2024	500,000	568,063
Siemens Financieringsmaatschappij NV 3.13%, 03/16/2024 (B)	500,000	532,299

		1,100,362

Electronic Equipment, Instruments & Components - 0.0% (G)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	176,648
3.50%, 04/01/2022	100,000	100,936
3.88%, 01/12/2028	133,000	133,088

		410,672

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
ANR Pipeline Co. 9.63%, 11/01/2021	$ 200,000	$ 221,658
Baker Hughes Holdings LLC 5.13%, 09/15/2040	200,000	204,207
Boardwalk Pipelines, LP, Co. 4.80%, 05/03/2029 (F)	250,000	220,149
Halliburton Co.
4.85%, 11/15/2035	130,000	113,877
7.60%, 08/15/2096 (B)	160,000	128,729
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (B)	170,000	163,496
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	457,373
3.50%, 01/15/2028 (B)	60,000	58,786

		1,568,275

Entertainment - 0.1%
Walt Disney Co.
7.70%, 10/30/2025	300,000	386,832
8.88%, 04/26/2023	200,000	239,015

		625,847

Equity Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. 4.00%, 02/01/2050	419,000	463,382
American Tower Corp.
2.25%, 01/15/2022	300,000	304,192
3.38%, 10/15/2026	281,000	302,647
5.00%, 02/15/2024	139,000	155,522
Boston Properties, LP
3.20%, 01/15/2025	228,000	236,154
3.65%, 02/01/2026	408,000	427,129
Brixmor Operating Partnership, LP 3.85%, 02/01/2025	400,000	401,850
Crown Castle International Corp.
4.88%, 04/15/2022	200,000	212,893
5.25%, 01/15/2023	200,000	218,290
Digital Realty Trust, LP 3.70%, 08/15/2027	154,000	164,582
Duke Realty, LP 3.63%, 04/15/2023 (F)	168,000	173,400
Essex Portfolio, LP 2.65%, 03/15/2032	400,000	385,926
GAIF Bond Issuer Pty, Ltd. 3.40%, 09/30/2026 (B)	353,000	370,483
Healthpeak Properties, Inc.
3.50%, 07/15/2029	447,000	447,003
3.88%, 08/15/2024	337,000	346,741
Life Storage, LP 4.00%, 06/15/2029	522,000	543,620
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	145,013
3.60%, 12/15/2026	218,000	220,497
Office Properties Income Trust 4.00%, 07/15/2022	416,000	407,967
ProLogis, LP 3.25%, 10/01/2026	107,000	115,552
Realty Income Corp.
3.25%, 10/15/2022	250,000	256,437
3.88%, 04/15/2025	290,000	304,547
4.65%, 03/15/2047	113,000	124,823

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Regency Centers, LP 2.95%, 09/15/2029	$ 420,000	$ 416,892
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (B) (F)	500,000	499,742
UDR, Inc. 3.20%, 01/15/2030, MTN	500,000	516,613
Ventas Realty, LP
3.75%, 05/01/2024	300,000	300,624
3.85%, 04/01/2027	203,000	203,455
Welltower, Inc.
3.10%, 01/15/2030	330,000	312,164
4.25%, 04/01/2026	250,000	260,795

		9,238,935

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 3.80%, 01/25/2050 (B)	445,000	417,602
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	240,797
2.75%, 10/03/2026 (B) (F)	350,000	361,697
CK Hutchison International 19, Ltd. 3.63%, 04/11/2029 (B) (F)	285,000	315,171
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	486,900	489,704
5.77%, 01/10/2033 (B)	144,599	159,330
5.93%, 01/10/2034 (B)	509,905	562,672
Kroger Co. 8.00%, 09/15/2029	175,000	246,360

		2,793,333

Food Products - 0.3%
Campbell Soup Co. 4.80%, 03/15/2048 (F)	200,000	253,770
Cargill, Inc.
2.13%, 04/23/2030 (B)	712,000	722,025
3.25%, 03/01/2023 (B)	140,000	146,806
3.30%, 03/01/2022 (B)	250,000	259,453
Conagra Brands, Inc. 5.30%, 11/01/2038	130,000	162,999
General Mills, Inc. 4.00%, 04/17/2025	305,000	335,817
Kraft Heinz Foods Co. 2.80%, 07/02/2020	53,000	52,898
Mead Johnson Nutrition Co. 4.13%, 11/15/2025 (F)	288,000	328,971
Mondelez International 1.50%, 05/04/2025	180,000	179,035
Mondelez International, Inc. 2.75%, 04/13/2030	336,000	357,643
Tyson Foods, Inc. 4.88%, 08/15/2034 (F)	100,000	126,434

		2,925,851

Gas Utilities - 0.3%
Atmos Energy Corp. 4.13%, 03/15/2049	570,000	703,716
Boston Gas Co. 4.49%, 02/15/2042 (B)	330,000	396,262
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (B)	280,000	330,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	$ 352,000	$ 356,769
KeySpan Gas East Corp. 2.74%, 08/15/2026 (B)	172,000	181,236
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	87,502
3.50%, 09/15/2021	601,000	612,235
5.88%, 03/15/2041	109,000	137,852
Southwest Gas Corp. 3.80%, 09/29/2046	177,000	186,798

		2,992,603

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.90%, 11/30/2046	680,000	957,635
Boston Scientific Corp.
3.75%, 03/01/2026	335,000	365,122
4.00%, 03/01/2029 (F)	660,000	740,857
DH Europe Finance II Sarl 3.25%, 11/15/2039	134,000	145,273
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	136,000	142,908

		2,351,795

Health Care Providers & Services - 1.2%
Advocate Health & Hospitals Corp. 2.21%, 06/15/2030 (H)	310,000	311,207
Aetna, Inc.
4.50%, 05/15/2042	153,000	174,658
6.75%, 12/15/2037	305,000	417,474
Anthem, Inc.
3.13%, 05/15/2022	200,000	207,352
4.10%, 03/01/2028	425,000	475,541
4.38%, 12/01/2047	110,000	130,321
Bon Secours Mercy Health, Inc. 3.46%, 06/01/2030	650,000	687,719
Cigna Corp. 4.50%, 02/25/2026 (B)	367,000	416,543
Cottage Health Obligated Group 3.30%, 11/01/2049	360,000	366,776
CVS Health Corp.
3.25%, 08/15/2029	515,000	550,920
4.30%, 03/25/2028	567,000	642,959
5.05%, 03/25/2048	1,440,000	1,824,797
Hartford HealthCare Corp. 3.45%, 07/01/2054	780,000	716,799
HCA, Inc.
5.13%, 06/15/2039	420,000	489,844
5.25%, 06/15/2026	500,000	557,482
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	170,000	175,915
Mayo Clinic 4.13%, 11/15/2052	198,000	237,591
Memorial Health Services 3.45%, 11/01/2049	720,000	667,927
NYU Langone Hospitals 3.38%, 07/01/2055	300,000	272,195
Partners Healthcare System, Inc. 3.34%, 07/01/2060	1,261,000	1,310,856

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	$ 168,000	$ 179,459
Rush Obligated Group 3.92%, 11/15/2029	607,000	661,499
Texas Health Resources 4.33%, 11/15/2055	175,000	213,234
UnitedHealth Group, Inc. 4.63%, 07/15/2035	234,000	294,602

		11,983,670

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp. 4.70%, 12/09/2035, MTN	465,000	575,627

Industrial Conglomerates - 0.0% (G)
General Electric Co. 4.65%, 10/17/2021, MTN	258,000	267,977

Insurance - 1.4%
AIA Group, Ltd.
3.60%, 04/09/2029 (B)	200,000	217,506
3.90%, 04/06/2028 (B)	335,000	369,446
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	400,000	549,126
Assurant, Inc. 4.20%, 09/27/2023	425,000	445,513
Athene Global Funding
2.75%, 06/25/2024 (B)	550,000	545,806
2.95%, 11/12/2026 (B)	1,340,000	1,306,473
Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	268,000	333,883
CNA Financial Corp. 3.95%, 05/15/2024	164,000	173,441
Dai-ichi Life Insurance Co., Ltd. Fixed until 07/24/2026 (I), 4.00% (A) (B)	421,000	444,155
Harborwalk Funding Trust Fixed until 02/15/2049, 5.08% (A), 02/15/2069 (B)	600,000	696,559
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	360,000	412,915
Jackson National Life Global Funding 3.05%, 04/29/2026 (B)	303,000	317,328
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	305,087
4.57%, 02/01/2029 (B)	200,000	224,262
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (B)	200,000	249,408
Lincoln National Corp.
3.05%, 01/15/2030	375,000	372,479
4.00%, 09/01/2023	300,000	320,286
4.20%, 03/15/2022	211,000	218,740
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	359,727
Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (B)	281,000	285,252
MassMutual Global Funding II 2.75%, 06/22/2024 (B)	400,000	418,447
Metropolitan Life Global Funding I 3.00%, 09/19/2027 (B)	350,000	367,494

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Global Funding
2.35%, 07/14/2026 (B)	$ 226,000	$ 232,683
3.00%, 01/10/2028 (B)	202,000	213,881
New York Life Insurance Co. 4.45%, 05/15/2069 (B)	330,000	410,369
OneBeacon Holdings, Inc. 4.60%, 11/09/2022	500,000	529,882
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	189,176
Progressive Corp. Fixed until 03/15/2023 (I), 5.38% (A)	245,000	237,483
Prudential Financial, Inc. 3.91%, 12/07/2047	164,000	176,961
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	900,000	1,160,592
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	380,000	370,730
3.85%, 09/19/2023 (B)	300,000	314,194
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B) (F)	250,000	263,125
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	303,201
4.90%, 09/15/2044 (B)	150,000	191,678
Travelers Property Casualty Corp. 7.75%, 04/15/2026	200,000	267,392

		13,794,680

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.88%, 08/22/2037	500,000	608,895

IT Services - 0.5%
DXC Technology Co. 4.25%, 04/15/2024 (F)	172,000	179,045
Fiserv, Inc.
3.20%, 07/01/2026	230,000	246,282
4.40%, 07/01/2049	220,000	262,555
Global Payments, Inc. 4.15%, 08/15/2049	460,000	495,371
IBM Corp. 1.70%, 05/15/2027	1,285,000	1,282,623
IBM Credit LLC 3.00%, 02/06/2023	500,000	527,101
International Business Machines Corp.
3.30%, 05/15/2026	930,000	1,025,406
7.00%, 10/30/2025	508,000	653,919
Western Union Co. 3.60%, 03/15/2022	400,000	410,523

		5,082,825

Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	174,205
4.15%, 02/01/2024	217,000	239,541

		413,746

Machinery - 0.1%
nVent Finance Sarl 4.55%, 04/15/2028	337,000	363,432

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Otis Worldwide Corp. 2.57%, 02/15/2030 (B)	$ 775,000	$ 781,004

		1,144,436

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	625,000	703,520
5.05%, 03/30/2029 (F)	400,000	469,791
6.83%, 10/23/2055	150,000	201,178
Comcast Cable Holdings LLC 10.13%, 04/15/2022	414,000	479,612
Comcast Corp.
3.15%, 03/01/2026 - 02/15/2028	755,000	820,749
3.25%, 11/01/2039	380,000	414,010
3.45%, 02/01/2050	1,119,000	1,255,480
3.95%, 10/15/2025	335,000	377,134
4.60%, 10/15/2038	415,000	521,580
4.95%, 10/15/2058	525,000	744,631
Cox Communications, Inc. 4.60%, 08/15/2047 (B)	196,000	224,897
Discovery Communications LLC 4.38%, 06/15/2021	344,000	352,029
NBCUniversal Media LLC 5.95%, 04/01/2041	210,000	298,068
SES SA 3.60%, 04/04/2023 (B)	100,000	98,273
Time Warner Cable LLC 5.50%, 09/01/2041	400,000	467,388
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	250,000	363,678
ViacomCBS, Inc.
2.90%, 01/15/2027	250,000	239,571
4.00%, 01/15/2026	208,000	216,164
4.85%, 07/01/2042	150,000	152,489

		8,400,242

Metals & Mining - 0.2%
Anglo American Capital PLC 3.63%, 09/11/2024 (B)	200,000	200,208
Barrick Gold Corp. 6.45%, 10/15/2035	140,000	186,057
BHP Billiton Finance, Ltd. 4.13%, 02/24/2042	150,000	184,897
Nucor Corp. 6.40%, 12/01/2037	390,000	537,947
Steel Dynamics, Inc. 3.45%, 04/15/2030	522,000	496,803

		1,605,912

Multi-Utilities - 0.3%
CMS Energy Corp. 3.88%, 03/01/2024	350,000	374,484
Consolidated Edison Co. of New York, Inc. 5.70%, 06/15/2040	154,000	211,408
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	324,943
4.15%, 05/15/2045	270,000	318,675
Dominion Energy, Inc.
2.75%, 09/15/2022	165,000	168,193
5.25%, 08/01/2033	500,000	579,294

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
NiSource, Inc. 5.80%, 02/01/2042	$ 600,000	$ 782,532
San Diego Gas & Electric Co.
6.00%, 06/01/2026 (F)	320,000	389,744
6.13%, 09/15/2037	100,000	135,924
WEC Energy Group, Inc. 3.55%, 06/15/2025	115,000	124,330

		3,409,527

Multiline Retail - 0.0% (G)
Dollar General Corp. 4.13%, 05/01/2028 (F)	280,000	314,728

Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 4.75%, 04/15/2043	268,000	183,479
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	386,000	404,320
BP Capital Markets PLC 3.28%, 09/19/2027	321,000	332,462
Cameron LNG LLC 3.70%, 01/15/2039 (B)	554,000	530,633
CNOOC Finance Pty, Ltd. 2.63%, 05/05/2020	328,000	327,934
Ecopetrol SA 5.38%, 06/26/2026	135,000	133,651
Enbridge, Inc.
4.50%, 06/10/2044	200,000	202,878
Fixed until 03/01/2028, 6.25% (A), 03/01/2078 (F)	300,000	274,650
Energy Transfer Operating, LP
4.75%, 01/15/2026	173,000	171,955
6.05%, 06/01/2041	538,000	520,331
Eni SpA 5.70%, 10/01/2040 (B)	900,000	909,561
Enterprise Products Operating LLC
3.70%, 02/15/2026 - 01/31/2051	417,000	407,372
3.90%, 02/15/2024	362,000	383,843
3.95%, 01/31/2060	185,000	170,250
4.20%, 01/31/2050	235,000	233,084
4.45%, 02/15/2043	161,000	163,237
7.55%, 04/15/2038	161,000	207,473
EQT Corp. 3.90%, 10/01/2027	264,000	221,760
Exxon Mobil Corp.
2.61%, 10/15/2030	680,000	709,228
2.99%, 03/19/2025	750,000	800,948
3.00%, 08/16/2039	515,000	525,510
4.11%, 03/01/2046	294,000	349,762
Kinder Morgan, Inc. 4.30%, 03/01/2028	700,000	742,970
Magellan Midstream Partners, LP 4.20%, 12/01/2042 - 10/03/2047	648,000	598,216
MPLX, LP
4.13%, 03/01/2027	155,000	149,889
4.50%, 04/15/2038	280,000	249,998
5.25%, 01/15/2025 (B)	214,000	213,964
5.50%, 02/15/2049	305,000	302,635

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
3.25%, 10/15/2029	$ 290,000	$ 210,157
5.25%, 11/15/2043	400,000	296,309
ONEOK Partners, LP 6.65%, 10/01/2036	220,000	209,709
ONEOK, Inc.
3.40%, 09/01/2029	495,000	411,277
5.20%, 07/15/2048	300,000	264,738
Ovintiv, Inc.
7.20%, 11/01/2031	200,000	132,239
7.38%, 11/01/2031	250,000	166,726
Phillips 66 Partners, LP
3.15%, 12/15/2029	300,000	271,301
4.90%, 10/01/2046	144,000	141,455
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	116,416
4.70%, 06/15/2044	160,000	131,498
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	148,311
8.00%, 03/01/2032	105,000	137,068
Spectra Energy Partners, LP 3.50%, 03/15/2025	633,000	647,084
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	568,817
7.88%, 06/15/2026	100,000	110,900
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	183,810
6.10%, 02/15/2042	500,000	484,534
TC PipeLines, LP 3.90%, 05/25/2027	141,000	138,056
Total Capital International SA 3.46%, 07/12/2049	480,000	501,816
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	135,000	140,462
4.88%, 01/15/2026	370,000	411,322
Williams Cos., Inc. 4.85%, 03/01/2048	249,000	253,842

		16,499,840

Personal Products - 0.1%
Estee Lauder Cos., Inc. 2.60%, 04/15/2030 (F)	1,049,000	1,093,461
Unilever Capital Corp. 3.38%, 03/22/2025	180,000	196,902

		1,290,363

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	226,109
4.55%, 03/15/2035	300,000	346,373
Allergan, Inc.
2.80%, 03/15/2023	162,000	165,227
3.38%, 09/15/2020	125,000	125,223
AstraZeneca PLC 6.45%, 09/15/2037	180,000	266,690
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	559,000	616,888
4.13%, 06/15/2039 (B)	377,000	467,237

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.55%, 02/20/2048 (B)	$ 370,000	$ 497,429
5.00%, 08/15/2045 (B)	150,000	207,550
5.70%, 10/15/2040 (B)	160,000	227,230
Mylan NV 3.95%, 06/15/2026	185,000	196,259
Mylan, Inc. 5.40%, 11/29/2043	100,000	109,917
Pfizer, Inc. 3.90%, 03/15/2039	600,000	734,321
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	347,303
3.20%, 09/23/2026	778,000	844,946

		5,378,702

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	316,348
3.88%, 03/20/2027 (B)	325,000	330,772

		647,120

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd. 4.38%, 05/01/2026 (B)	510,000	437,044
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	327,000	369,552
5.75%, 05/01/2040	300,000	417,602
7.29%, 06/01/2036	90,000	133,130
CSX Corp.
4.75%, 11/15/2048	215,000	280,336
6.00%, 10/01/2036, MTN	340,000	456,635
JB Hunt Transport Services, Inc. 3.88%, 03/01/2026	315,000	340,789
Norfolk Southern Corp. 3.85%, 01/15/2024	266,000	286,386
Ryder System, Inc. 2.50%, 05/11/2020, MTN	158,000	157,986

		2,879,460

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 4.50%, 12/05/2036	226,000	260,635
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	692,218
3.88%, 01/15/2027	200,000	208,496
Broadcom, Inc. 4.75%, 04/15/2029 (B)	925,000	1,016,731

		2,178,080

Software - 0.2%
Microsoft Corp.
3.50%, 02/12/2035	277,000	329,878
3.95%, 08/08/2056	221,000	290,568
4.00%, 02/12/2055	321,000	422,208
4.10%, 02/06/2037	489,000	609,305
4.20%, 11/03/2035	103,000	131,203
Oracle Corp. 2.95%, 05/15/2025	200,000	214,811

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
VMware, Inc. 2.95%, 08/21/2022	$ 521,000	$ 528,591

		2,526,564

Specialty Retail - 0.2%
Home Depot, Inc. 3.13%, 12/15/2049	735,000	777,726
Lowe’s Cos., Inc.
3.65%, 04/05/2029	472,000	519,030
4.55%, 04/05/2049	413,000	501,723
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	247,000	256,292

		2,054,771

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	317,984
2.90%, 09/12/2027	597,000	651,738
3.00%, 06/20/2027	637,000	704,740
3.20%, 05/13/2025 - 05/11/2027	446,000	495,159
3.25%, 02/23/2026	266,000	295,546
3.35%, 02/09/2027	603,000	675,877
3.45%, 02/09/2045	528,000	602,362
3.75%, 09/12/2047	500,000	604,383
3.85%, 08/04/2046	207,000	252,958
4.65%, 02/23/2046	119,000	161,328
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (B)	500,000	542,982

		5,305,057

Tobacco - 0.0% (G)
BAT Capital Corp. 4.54%, 08/15/2047	290,000	303,662

Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.25%, 03/01/2025 - 10/01/2029	1,153,000	948,060
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	269,125
3.50%, 10/10/2024 (B) (F)	200,000	202,856
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	150,326
8.63%, 01/15/2022	700,000	714,030
WW Grainger, Inc. 4.60%, 06/15/2045	198,000	243,961

		2,528,358

Transportation Infrastructure - 0.1%
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	200,000	166,000
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	241,804
4.88%, 07/11/2022 (B)	500,000	523,839

		931,643

Water Utilities - 0.1%
American Water Capital Corp.
3.85%, 03/01/2024	300,000	330,258
4.00%, 12/01/2046	172,000	206,547

		536,805

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
3.13%, 07/16/2022	$ 236,000	$ 240,950
3.63%, 04/22/2029	505,000	534,634
4.38%, 04/22/2049	251,000	290,759
Crown Castle Towers LLC 3.22%, 05/15/2042 (B)	200,000	200,705
Rogers Communications, Inc. 4.35%, 05/01/2049	350,000	421,296
T-Mobile USA, Inc.
3.50%, 04/15/2025 (B)	755,000	798,352
3.75%, 04/15/2027 (B)	1,210,000	1,299,576
Vodafone Group PLC
4.88%, 06/19/2049	545,000	651,556
5.25%, 05/30/2048	260,000	325,030

		4,762,858

Total Corporate Debt Securities (Cost $242,363,667)		256,070,050

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Canada - 0.0% (G)
Province of Quebec 6.35%, 01/30/2026, MTN	285,000	358,027

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	304,593
5.00%, 06/15/2045	200,000	199,802
7.38%, 09/18/2037	200,000	248,000

		752,395

Israel - 0.4%
Israel Government AID Bond Series 2011-Z, Zero Coupon, 11/15/2026	1,400,000	1,308,845
Israel Government AID Bond, Principal Only STRIPS Series 2, Zero Coupon, 11/01/2024	2,250,000	2,157,422

		3,466,267

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	1,007,614
4.13%, 01/21/2026 (F)	615,000	630,381
4.35%, 01/15/2047	183,000	160,583
4.60%, 02/10/2048	200,000	181,752
4.75%, 03/08/2044, MTN	190,000	176,037
5.75%, 10/12/2110, MTN	550,000	521,818

		2,678,185

Panama - 0.0% (G)
Panama Government International Bond 4.50%, 04/16/2050	200,000	224,002

Total Foreign Government Obligations (Cost $7,287,420)		7,478,876

MORTGAGE-BACKED SECURITIES - 3.8%
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75% (A), 12/25/2035 (B)	2,919	2,988

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	$ 65,719	$ 69,477
Series 2004-C, Class 1A1,
4.41% (A), 12/20/2034	20,293	18,585
Series 2005-E, Class 4A1,
4.44% (A), 03/20/2035	65,017	65,008
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.00% (A), 04/25/2033	27,880	25,534
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (B)	1,500,000	1,526,233
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50% (A), 11/26/2034 (B)	22,205	22,158
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.37% (A), 07/25/2033	33,587	31,945
Series 2004-2, Class 14A,
3.74% (A), 05/25/2034	22,799	19,925
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.74% (A), 06/11/2041 (B)	56,986	69
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC, 1.38% (A), 12/11/2049 (B)	25,008	946
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.22% (A), 02/25/2037	371,107	349,692
Series 2007-A1, Class 2A1,
4.68% (A), 02/25/2037	67,496	63,415
Series 2007-A1, Class 7A1,
4.55% (A), 02/25/2037	55,596	51,713
Series 2007-A1, Class 9A1,
4.34% (A), 02/25/2037	22,947	21,573
Series 2007-A2, Class 1A1,
4.39% (A), 06/25/2035	18,106	16,499
Series 2007-A2, Class 2A1,
4.13% (A), 06/25/2035	119,562	111,514
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	102,677	102,010
Series 2004-3, Class A4,
5.75%, 04/25/2034	154,015	153,507
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	132,226	131,046
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	259	263
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-HYB1, Class A, 4.24% (A), 09/25/2033	41,510	38,263
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	44,969	44,014
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	100,179	103,889

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2009-10, Class 1A1,
4.31% (A), 09/25/2033 (B)	$ 126,590	$ 119,847
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, Class IO, 1.09% (A), 08/15/2048	511,586	2,020
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	598,864
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	2,410,000	2,637,288
COMM Mortgage Trust, Interest Only STRIPS Series 2012-CR2, Class XA, 1.79% (A), 08/15/2045	1,716,661	49,875
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	36,471	37,669
Series 2003-AR15, Class 3A1,
4.16% (A), 06/25/2033	67,636	62,584
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,476
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	66,430	68,467
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	78,621	82,351
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	75,715	76,009
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	122,580	121,891
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (B)	500,000	411,333
CSMC Trust Series 2010-17R, Class 1A1, 4.03% (A), 06/26/2036 (B)	3,609	3,606
GS Mortgage Securities Trust, Interest Only STRIPS Series 2006-GG8, Class X, 1.27% (A), 11/10/2039 (B)	814,268	3,256
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.84% (A), 09/25/2035 (B)	645,192	525,272
GSMPS Mortgage Loan Trust, Interest Only STRIPS Series 2005-RP3, Class 1AS, 3.51% (A), 09/25/2035 (B)	483,894	70,372
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	192,288	199,158
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	125,574	125,945
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 0.99% (A), 06/25/2035	9,631	8,791

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	$ 1,980,000	$ 1,996,236
Series 2018-RPL1, Class A,
4.25% (A), 06/25/2023 (B)	2,410,000	2,418,972
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	2,300,000	2,070,244
Impac CMB Trust Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 1.09% (A), 05/25/2035	94,273	79,515
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 08/25/2033	39,022	37,837
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.84% (A), 05/25/2036	188,644	161,058
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.84% (A), 08/25/2036	50,565	49,439
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	1,590,000	1,607,995
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-CB15, Class X1, 0.38% (A), 06/12/2043	2,137,724	2,789
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
4.91% (A), 07/25/2034	4,297	4,325
Series 2004-A4, Class 1A1,
4.82% (A), 09/25/2034	16,598	15,215
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,576
Series 2005-A1, Class 3A4,
4.17% (A), 02/25/2035	61,342	56,228
Series 2006-A2, Class 5A3,
4.11% (A), 11/25/2033	116,625	111,268
Series 2006-A3, Class 6A1,
4.08% (A), 08/25/2034	13,584	12,111
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, Class XCL, 0.39% (A), 02/15/2041 (B)	957,552	111
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 07/25/2024 (B)	2,210,000	2,047,523
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.35% (A), 04/21/2034	132,787	126,665
Series 2004-13, Class 3A7,
4.68% (A), 11/21/2034	85,966	83,106
MASTR Alternative Loan Trust Series 2003-9, Class 2A1, 6.00%, 12/25/2033	11,470	11,970
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	184,826	189,489

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust (continued)
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	$ 28,026	$ 27,997
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, Zero Coupon, 05/28/2035 (B)	9,726	7,094
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
4.38% (A), 07/25/2033	36,908	34,419
Series 2003-A5, Class 2A6,
3.91% (A), 08/25/2033	26,987	24,957
Series 2004-1, Class 2A1,
3.59% (A), 12/25/2034	97,276	91,219
Series 2004-A4, Class A2,
4.12% (A), 08/25/2034	46,135	44,481
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 2.39% (A), 09/25/2029	90,561	82,450
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 0.75% (A), 12/12/2049 (B)	201,404	3
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.59% (A), 12/15/2043 (B)	410,224	7
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,620,126	2,147
Series 2007-HQ11, Class X,
0.37% (A), 02/12/2044 (B)	323,884	225
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62% (A), 04/25/2034	127,401	133,158
MRCD Mortgage Trust Series 2019-PARK, Class D, 2.72%, 12/15/2036 (B)	1,443,000	1,359,551
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	42,995	44,611
Prime Mortgage Trust, Principal Only STRIPS Series 2004-CL1, Class 1, Zero Coupon, 02/25/2034	2,754	2,248
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.82% (A), 05/25/2035	4,981	4,965
RAMP Trust Series 2004-SL2, Class A3, 7.00%, 10/25/2031	81,068	82,820
RBSSP Resecuritization Trust Series 2009-1, Class 1A1, 6.50% (A), 02/26/2036 (B)	113,466	115,199
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,493,358	2,726,270
Series 2019-3, Class MB,
3.50%, 10/25/2058	978,323	1,127,667
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,928,008	2,096,765

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.32% (A), 12/20/2034	$ 171,163	$ 155,213
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 1.32% (A), 12/20/2034	55,318	53,947
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 2.22% (A), 01/20/2035	77,086	66,564
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 1.38% (A), 10/19/2034	173,536	160,590
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.01% (A), 12/25/2033	42,240	38,258
Series 2004-4XS, Class 1A5,
5.15% (A), 02/25/2034	226,456	237,424
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 1.13% (A), 09/25/2043	76,728	71,633
Series 2004-1, Class II2A,
2.71% (A), 03/25/2044	35,176	33,173
Toorak Mortgage Corp., Ltd. Series 2019-2, Class A1, 3.72% (A), 09/25/2022	1,548,000	1,404,763
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	1,000,000	1,012,738
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	666,621
Series 2012-C2, Class XA,
1.46% (A), 05/10/2063 (B)	4,104,565	94,430
V.M. Jog Engineering, Ltd. Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56%, 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (B)	1,000,000	1,012,187
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (A), 03/15/2045 (B)	520,142	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
4.66% (A), 06/25/2033	139,506	132,934
Series 2003-AR7, Class A7,
4.43% (A), 08/25/2033	50,273	46,999
Series 2003-AR8, Class A,
4.45% (A), 08/25/2033	20,938	19,948
Series 2003-AR9, Class 1A6,
4.31% (A), 09/25/2033	110,257	101,036
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	148,677	155,326

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 16.12% (A), 06/25/2033	$ 6,626	$ 8,660
Series 2003-S9, Class A8,
5.25%, 10/25/2033	66,810	68,879
Series 2004-AR3, Class A1,
4.07% (A), 06/25/2034	13,915	12,921
Series 2004-AR3, Class A2,
4.07% (A), 06/25/2034	143,123	132,593
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	144,076	148,993
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 07/25/2033	41,698	43,877
Wells Fargo Commercial Mortgage Trust Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,915,000	1,965,197
Wells Fargo Mortgage-Backed Securities Trust Series 2004-U, Class A1, 4.49% (A), 10/25/2034	260,839	259,916
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 03/15/2044 (B)	528,564	532,358

Total Mortgage-Backed Securities (Cost $38,211,414)		38,006,448

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.2%
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	520,000	824,450
University of California Regents Medical Center Pooled Revenue, Revenue Bonds, 3.71%, 05/15/2120	820,000	831,701

		1,656,151

New York - 0.2%
New York State Dormitory Authority, Revenue Bonds, 5.60%, 03/15/2040	280,000	352,397
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	800,000	990,992
5.65%, 11/01/2040	655,000	862,890

		2,206,279

Ohio - 0.3%
American Municipal Power, Inc., Revenue Bonds, Series B, 7.50%, 02/15/2050	640,000	995,590
Ohio State University, Revenue Bonds, Series A, 4.80%, 06/01/2111	1,370,000	1,639,520

		2,635,110

Total Municipal Government Obligations (Cost $5,239,989)		6,497,540

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.3%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.54%, 3.43% (A), 05/01/2037	$ 59,939	$ 60,859
3.50%, 06/01/2042 - 07/15/2042	2,156,503	2,369,609
6-Month LIBOR + 1.70%, 3.51% (A), 10/01/2036	18,250	18,611
12-Month LIBOR + 1.58%, 3.61% (A), 12/01/2036	121,826	125,838
12-Month LIBOR + 1.70%, 3.70% (A), 02/01/2037	22,257	23,165
12-Month LIBOR + 1.64%, 3.77% (A), 11/01/2036	35,372	36,714
1-Year CMT + 2.25%, 3.88% (A), 01/01/2035	224,783	235,129
12-Month LIBOR + 1.91%, 3.91% (A), 04/01/2037	1,342	1,351
6-Month LIBOR + 2.01%, 3.94% (A), 05/01/2037	34,254	35,307
12-Month LIBOR + 1.98%, 3.98% (A), 04/01/2037	17,136	17,337
12-Month LIBOR + 2.00%, 4.00% (A), 11/01/2036	6,566	6,614
4.00%, 04/01/2043 - 09/01/2049	5,353,702	5,825,202
1-Year CMT + 2.24%, 4.04% (A), 11/01/2036	121,108	126,483
12-Month LIBOR + 2.03%, 4.07% (A), 05/01/2037	31,769	32,340
12-Month LIBOR + 1.67%, 4.09% (A), 12/01/2036	104,849	108,913
12-Month LIBOR + 1.90%, 4.10% (A), 05/01/2038	12,784	12,842
12-Month LIBOR + 1.82%, 4.22% (A), 09/01/2037	20,055	20,491
1-Year CMT + 2.25%, 4.22% (A), 02/01/2036	222,629	232,196
12-Month LIBOR + 2.35%, 4.35% (A), 03/01/2037	28,850	28,999
1-Year CMT + 2.25%, 4.37% (A), 07/01/2036	161,334	168,220
1-Year CMT + 2.36%, 4.49% (A), 10/01/2037	16,321	16,430
4.50%, 05/01/2041 - 07/01/2047	9,800,401	10,839,175
1-Year CMT + 2.65%, 4.59% (A), 10/01/2037	91,429	91,048
1-Year CMT + 2.43%, 4.72% (A), 12/01/2031	236,981	238,803
12-Month LIBOR + 2.47%, 4.76% (A), 03/01/2036	70,834	74,783
5.00%, 08/01/2040	253,776	290,013
12-Month LIBOR + 2.33%, 5.06% (A), 05/01/2036	18,412	19,440
12-Month LIBOR + 2.18%, 5.06% (A), 05/01/2037	89,712	94,295
5.50%, 02/01/2021 - 12/01/2035	550,656	602,262
6.00%, 12/01/2036 - 06/01/2037	171,259	192,845
6.50%, 05/01/2035 - 03/01/2038	787,883	915,648
7.50%, 02/01/2038 - 09/01/2038	36,555	43,225
10.00%, 03/17/2026 - 10/01/2030	7,635	8,133
11.00%, 02/17/2021	273	276

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 1.69% (A), 09/25/2022	$ 157,701	$ 157,781
2.27%, 01/25/2023	2,500,000	2,588,536
2.31%, 12/25/2022	2,336,689	2,429,777
2.33%, 06/25/2021	2,100,000	2,121,779
2.60% (J), 09/25/2020	818	820
2.72%, 07/25/2026	1,456,000	1,535,990
2.74%, 09/25/2025	1,000,000	1,066,651
2.81%, 09/25/2024	4,140,000	4,437,575
2.84%, 09/25/2022	708,571	740,227
2.93%, 01/25/2023	1,008,513	1,065,590
3.12%, 06/25/2027	654,000	729,622
3.24%, 04/25/2027	1,097,000	1,232,080
3.30% (A), 11/25/2027	965,000	1,090,784
3.33%, 05/25/2027	590,000	664,182
3.34% (A), 04/25/2028	970,000	1,068,238
3.35%, 01/25/2028	1,595,000	1,811,070
3.90% (A), 08/25/2028	1,720,000	2,034,893
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 1.06% (A), 08/15/2023	91,817	91,503
1-Month LIBOR + 0.30%, 1.11% (A), 03/15/2036	27,338	27,063
1-Month LIBOR + 0.40%, 1.98% (A), 07/15/2037	448,279	447,856
1-Month LIBOR + 1.20%, 2.01% (A), 07/15/2039	18,382	18,607
4.00%, 11/15/2041 - 07/15/2042	3,169,277	3,775,672
4.50%, 06/15/2025	1,390,456	1,477,958
5.00%, 07/15/2033 - 07/15/2041	8,917,261	10,705,864
5.30%, 01/15/2033	315,753	364,414
5.50%, 02/15/2022 - 01/15/2039	2,192,921	2,510,778
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	436,347	489,608
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	501,131	557,347
5.70% (A), 10/15/2038	194,447	219,503
6.00%, 05/15/2034 - 06/15/2038	1,293,622	1,562,463
6.25%, 10/15/2023	80,397	85,669
6.50%, 08/15/2021 - 06/15/2032	679,785	764,250
6.98% (A), 11/15/2021	11,588	11,780
7.00%, 12/15/2036	343,829	418,011
7.36% (A), 11/15/2046	459,699	561,686
7.50%, 11/15/2036 - 12/15/2036	415,967	513,133
(1.50) * 1-Month LIBOR + 9.08%, 7.55% (A), 11/15/2033	50,437	55,536
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	13,338	16,073
(1.83) * 1-Month LIBOR + 14.85%, 13.36% (A), 06/15/2033	23,726	32,191
(3.33) * 1-Month LIBOR + 17.50%, 14.79% (A), 02/15/2040	315,954	467,254
(2.50) * 1-Month LIBOR + 17.45%, 15.42% (A), 02/15/2038	10,634	13,957
(3.00) * 1-Month LIBOR + 20.22%, 17.78% (A), 07/15/2035	23,331	37,491

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
(4.00) * 1-Month LIBOR + 22.00%, 18.74% (A), 05/15/2035	$ 38,934	$ 60,352
(2.60) * 1-Month LIBOR + 20.93%, 18.81% (A), 08/15/2031	31,092	47,593
(4.50) * 1-Month LIBOR + 24.75%, 21.09% (A), 06/15/2035	57,059	109,430
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.24% (A), 01/15/2040	326,934	17,912
4.00%, 11/15/2029	195,418	3,929
4.50%, 12/15/2024	1,435	14
5.00%, 10/15/2039 - 08/15/2040	788,856	74,289
(1.00) * 1-Month LIBOR + 6.00%, 5.19% (A), 11/15/2037 - 10/15/2040	677,684	125,038
(1.00) * 1-Month LIBOR + 6.05%, 5.24% (A), 05/15/2038	93,200	13,705
(1.00) * 1-Month LIBOR + 6.10%, 5.29% (A), 05/15/2039	41,519	6,393
(1.00) * 1-Month LIBOR + 6.25%, 5.44% (A), 12/15/2039	148,686	29,920
(1.00) * 1-Month LIBOR + 6.34%, 5.53% (A), 12/15/2039	434,944	83,305
(1.00) * 1-Month LIBOR + 6.40%, 5.59% (A), 01/15/2037	37,400	6,341
(1.00) * 1-Month LIBOR + 6.45%, 5.64% (A), 11/15/2037	19,394	4,034
(1.00) * 1-Month LIBOR + 6.80%, 5.99% (A), 09/15/2039	132,279	21,778
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 09/15/2032 - 12/15/2043	3,852,861	3,485,102
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.25% (A), 10/25/2037	322,863	357,902
5.23%, 05/25/2043	733,596	840,154
6.50%, 02/25/2043	245,965	300,204
6.50% (A), 09/25/2043	109,241	135,041
7.00%, 02/25/2043 - 07/25/2043	280,803	349,553
7.50%, 02/25/2042 - 09/25/2043	344,576	417,923
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.70%, 6.89% (A), 08/15/2036	301,505	75,146
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.71% (A), 03/25/2045 - 02/25/2046	113,740	113,614
1-Month LIBOR + 0.40%, 0.89% (A), 05/25/2042	183,369	182,428
1-Month LIBOR + 0.55%, 1.04% (A), 08/25/2042	664,122	670,383
2.15%, 01/25/2023	1,552,913	1,585,470
2.38%, 10/01/2026	1,487,109	1,592,430
2.43%, 08/01/2026	1,897,203	2,026,384
2.49%, 05/01/2026 - 05/25/2026	2,984,738	3,186,329
2.57% (A), 12/25/2026	415,806	448,186
1-Month LIBOR + 0.93%, 2.59% (A), 11/25/2022	336,023	335,881
2.61%, 06/01/2026	1,012,000	1,093,319

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.62%, 11/01/2031	$ 4,165,000	$ 4,584,083
2.63%, 03/01/2026	2,889,395	3,117,221
2.64%, 06/01/2026	2,477,000	2,680,450
2.67%, 04/01/2025	1,131,263	1,214,179
2.70%, 07/01/2026	1,266,755	1,376,361
2.80%, 10/01/2025 - 01/01/2028	14,665,224	15,901,928
2.90%, 06/25/2027	2,038,745	2,193,433
2.92%, 01/01/2025	2,498,614	2,702,267
2.93%, 06/01/2030	1,000,000	1,104,410
2.94% (A), 01/25/2026	3,486,000	3,727,483
2.94%, 12/01/2028	5,000,000	5,566,713
2.98%, 06/01/2027	1,715,000	1,893,811
2.99%, 08/01/2029	3,000,000	3,354,615
3.00%, 06/01/2043	1,080,334	1,162,095
3.02%, 07/01/2024 - 07/01/2029	7,581,636	8,375,048
3.04%, 06/01/2024 - 07/01/2029	6,867,110	7,617,915
3.06% (A), 05/25/2027	1,700,000	1,867,145
3.08%, 12/01/2024	1,850,694	2,006,847
3.09%, 09/01/2029	3,797,000	4,285,039
6-Month LIBOR + 1.31%, 3.10% (A), 09/01/2036	27,602	27,819
3.11%, 03/01/2027	1,930,374	2,145,628
3.15% (A), 03/25/2028	1,138,000	1,281,334
3.15%, 04/01/2031	2,942,645	3,263,402
3.17%, 02/01/2030	963,212	1,078,563
6-Month LIBOR + 1.29%, 3.18% (A), 07/01/2037	55,677	55,957
3.18% (A), 06/25/2027	1,771,000	1,940,571
3.19% (A), 02/25/2030	815,000	921,528
3.21%, 03/01/2029	5,000,000	5,666,278
3.24%, 06/01/2026	900,401	997,088
3.28%, 11/01/2030	1,957,638	2,226,096
3.29%, 08/01/2026	1,988,765	2,216,806
3.30% (A), 04/25/2029	1,419,000	1,593,784
3.32%, 04/01/2029	5,000,000	5,708,387
6-Month LIBOR + 1.48%, 3.36% (A), 02/01/2037	45,311	45,916
3.37%, 05/01/2037	896,361	1,049,794
3.38%, 12/01/2029	779,710	882,168
6-Month LIBOR + 1.54%, 3.42% (A), 02/01/2037	20,388	20,728
3.50% (A), 07/25/2028	2,032,000	2,332,189
3.50%, 04/01/2043 - 01/01/2044	2,216,250	2,365,986
3.52%, 10/01/2029	794,573	903,462
3.59%, 01/01/2031	926,522	1,069,344
12-Month LIBOR + 1.63%, 3.63% (A), 04/01/2037	7,220	7,335
12-Month LIBOR + 1.68%, 3.68% (A), 04/01/2036	27,631	28,738
12-Month LIBOR + 1.46%, 3.71% (A), 09/01/2037	23,629	24,103
3.73%, 05/01/2029	845,781	993,515
12-Month LIBOR + 1.86%, 3.75% (A), 11/01/2036	16,289	16,398
3.76%, 12/01/2035	1,873,451	2,256,122
12-Month LIBOR + 1.41%, 3.77% (A), 11/01/2037	38,263	39,291

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.79%, 3.86% (A), 12/01/2036	$ 14,991	$ 15,295
12-Month LIBOR + 1.63%, 3.88% (A), 09/01/2036	90,116	93,363
12-Month LIBOR + 1.94%, 3.94% (A), 12/01/2036	49,189	49,627
3.97%, 12/01/2025	404,000	459,138
12-Month LIBOR + 1.77%, 3.97% (A), 10/01/2036	23,647	23,810
4.00%, 01/01/2043 - 08/01/2048	6,124,033	6,659,893
4.02%, 11/01/2028	627,904	728,605
4.05%, 01/01/2021	1,565,000	1,574,823
12-Month LIBOR + 1.82%, 4.07% (A), 09/01/2036	17,267	17,390
12-Month LIBOR + 1.64%, 4.09% (A), 07/01/2037	28,270	29,299
1-Year CMT + 2.06%, 4.21% (A), 11/01/2037	81,385	84,424
12-Month LIBOR + 1.88%, 4.22% (A), 08/01/2036	4,207	4,233
4.23%, 02/01/2029	3,999,940	4,765,160
12-Month LIBOR + 2.28%, 4.23% (A), 11/01/2036	5,809	5,881
4.25%, 04/01/2021	1,500,000	1,522,330
4.26%, 07/01/2021	2,361,715	2,415,710
4.34%, 06/01/2021	7,000,000	7,145,904
12-Month LIBOR + 1.80%, 4.34% (A), 07/01/2037	27,276	27,531
4.45%, 07/01/2026	1,301,317	1,503,455
6-Month LIBOR + 2.50%, 4.46% (A), 03/01/2036	157,334	164,152
4.50%, 08/01/2021	3,000,000	3,079,533
4.55%, 06/25/2043	77,971	86,764
12-Month LIBOR + 2.38%, 4.60% (A), 03/01/2036	72,073	75,991
12-Month LIBOR + 1.83%, 4.61% (A), 06/01/2036	55,952	58,289
12-Month LIBOR + 1.80%, 4.67% (A), 05/01/2036	43,967	44,549
12-Month LIBOR + 2.37%, 4.99% (A), 08/01/2037	27,290	27,978
5.00%, 04/01/2022 - 08/01/2040	622,399	707,425
5.50%, 11/01/2032 - 07/01/2037	1,158,068	1,303,154
6.00%, 08/01/2021 - 11/01/2037	1,831,933	2,041,773
6.50%, 06/01/2023 - 07/25/2042	1,195,841	1,383,863
7.00%, 12/25/2033 - 02/25/2044	977,152	1,165,650
7.50%, 10/01/2037 - 12/25/2045	585,837	726,536
8.00%, 10/01/2031	53,586	61,741
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 0.73% (A), 10/25/2046	108,702	108,549
1-Month LIBOR + 0.29%, 0.78% (A), 07/25/2036	98,236	97,339
1-Month LIBOR + 0.40%, 0.89% (A), 06/25/2037	24,384	24,264
1-Month LIBOR + 0.55%, 1.04% (A), 08/25/2041	236,353	236,617

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.60%, 1.09% (A), 04/25/2040	$ 176,487	$ 176,873
1-Month LIBOR + 0.25%, 1.27% (A), 06/27/2036	135,863	133,690
3.00%, 01/25/2046	708,737	730,921
3.50%, 02/25/2043	860,055	951,139
4.28% (A), 12/25/2039	130,106	134,889
4.50%, 02/25/2039 - 05/25/2041	929,073	1,044,098
5.50%, 08/25/2025 - 10/25/2040	5,775,981	6,713,344
5.61%, 01/25/2032 (K)	48,378	53,072
5.75%, 08/25/2034	756,090	866,620
5.79% (A), 12/25/2042	97,394	108,787
5.89% (A), 05/25/2051	171,777	201,695
6.00%, 03/25/2029 - 12/25/2049	1,763,085	2,019,428
6.00% (A), 06/25/2040	129,060	150,051
6.21% (A), 02/25/2040	161,465	184,728
6.25%, 09/25/2038	20,069	23,229
6.44% (A), 03/25/2040	214,061	245,333
6.50%, 04/18/2028 - 11/25/2041	609,733	715,469
6.75%, 04/25/2037	50,004	56,405
7.00%, 03/25/2038 - 11/25/2041	1,356,151	1,613,197
7.50%, 05/17/2024	53,976	58,349
8.00%, 02/25/2023	173,726	186,065
(2.00) * 1-Month LIBOR + 12.66%, 11.69% (A), 03/25/2040	203,571	274,076
(2.00) * 1-Month LIBOR + 16.20%, 15.23% (A), 01/25/2034	12,702	15,175
(2.50) * 1-Month LIBOR + 16.88%, 15.66% (A), 08/25/2035 - 10/25/2035	51,883	74,016
(3.33) * 1-Month LIBOR + 17.67%, 16.04% (A), 04/25/2040	163,690	231,670
(2.75) * 1-Month LIBOR + 17.88%, 16.54% (A), 09/25/2024	65,903	79,586
(2.75) * 1-Month LIBOR + 19.53%, 18.19% (A), 05/25/2034	93,563	146,347
(2.75) * 1-Month LIBOR + 20.13%, 18.79% (A), 05/25/2035	105,509	139,445
(3.33) * 1-Month LIBOR + 22.67%, 21.04% (A), 04/25/2037	51,772	88,398
(3.67) * 1-Month LIBOR + 24.57%, 22.78% (A), 11/25/2035	53,176	81,910
Federal National Mortgage Association REMIC, Interest Only STRIPS
2.08% (A), 04/25/2041	230,224	15,184
2.13% (A), 01/25/2038	52,578	2,315
3.00%, 01/25/2021	44,462	311
(1.00) * 1-Month LIBOR + 4.44%, 3.95% (A), 11/25/2040	710,748	90,939
(1.00) * 1-Month LIBOR + 5.00%, 4.51% (A), 07/25/2040	713,354	108,608
5.00%, 07/25/2039	63,428	10,680
(1.00) * 1-Month LIBOR + 5.90%, 5.41% (A), 10/25/2039	30,303	4,611
5.50%, 10/25/2039	90,999	16,504
(1.00) * 1-Month LIBOR + 6.00%, 5.51% (A), 02/25/2038 - 06/25/2039	565,008	97,525
(1.00) * 1-Month LIBOR + 6.18%, 5.69% (A), 12/25/2039	9,399	1,449

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.25%, 5.76% (A), 01/25/2040	$ 225,647	$ 50,087
(1.00) * 1-Month LIBOR + 6.35%, 5.86% (A), 12/25/2037	475,497	89,770
(1.00) * 1-Month LIBOR + 6.40%, 5.91% (A), 07/25/2037 - 05/25/2040	545,071	112,309
(1.00) * 1-Month LIBOR + 6.42%, 5.93% (A), 04/25/2040	85,827	15,025
(1.00) * 1-Month LIBOR + 6.45%, 5.96% (A), 10/25/2037 - 12/25/2037	238,956	48,153
(1.00) * 1-Month LIBOR + 6.62%, 6.13% (A), 07/25/2037	123,133	20,325
(1.00) * 1-Month LIBOR + 6.65%, 6.16% (A), 10/25/2026 - 03/25/2039	411,884	66,795
(1.00) * 1-Month LIBOR + 6.70%, 6.21% (A), 03/25/2036	932,712	208,729
(1.00) * 1-Month LIBOR + 6.99%, 6.50% (A), 03/25/2038	116,264	25,894
(1.00) * 1-Month LIBOR + 7.10%, 6.61% (A), 02/25/2040	94,670	16,932
Federal National Mortgage Association REMIC, Principal Only STRIPS 10/25/2023 - 12/25/2043	2,512,640	2,355,046
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	308,491	296,325
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	920,000	924,190
3.81% (A), 01/25/2048 (B)	4,355,000	4,510,371
3.81% (A), 01/25/2048 (B)	1,405,000	1,321,806
3.96% (A), 11/25/2047 (B)	2,000,000	1,899,885
3.97% (A), 07/25/2049 (B)	750,000	759,626
4.21% (A), 11/25/2047 (B)	853,000	817,545
Government National Mortgage Association
1-Month LIBOR + 0.45%, 1.81% (A), 03/20/2060	9,228	9,141
1-Month LIBOR + 0.47%, 1.83% (A), 05/20/2063	1,298,624	1,294,245
1-Month LIBOR + 0.50%, 1.86% (A), 06/20/2067	1,905,942	1,896,564
1-Month LIBOR + 0.52%, 1.88% (A), 10/20/2062	1,106,149	1,103,794
1-Month LIBOR + 0.53%, 1.89% (A), 10/20/2062	1,062,851	1,067,490
1-Month LIBOR + 0.58%, 1.94% (A), 05/20/2066	796,896	796,637
1-Month LIBOR + 0.60%, 1.96% (A), 11/20/2065	2,667,619	2,663,871
1-Month LIBOR + 0.65%, 2.01% (A), 05/20/2061 - 01/20/2066	5,299,688	5,302,950
1-Month LIBOR + 0.70%, 2.06% (A), 05/20/2061 - 03/20/2066	4,289,435	4,299,245
1-Month LIBOR + 1.00%, 2.36% (A), 12/20/2066	733,226	740,964
4.50%, 11/20/2034 - 11/20/2049	3,734,043	4,111,071
5.50%, 01/16/2033 - 09/20/2039	3,059,112	3,493,696
5.75%, 02/20/2036 - 10/20/2037	477,595	539,725
5.82% (A), 10/20/2033	195,211	220,663
6.00%, 11/20/2033 - 08/20/2038	709,282	815,905

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.50%, 12/20/2031 - 12/15/2035	$ 638,009	$ 731,900
7.00%, 09/15/2031 - 10/16/2040	670,847	786,500
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	10,458	11,460
7.50%, 09/16/2035 - 10/15/2037	121,956	147,509
(1.83) * 1-Month LIBOR + 14.70%, 13.25% (A), 11/17/2032	15,998	18,234
(2.92) * 1-Month LIBOR + 17.50%, 15.41% (A), 02/20/2034	39,937	53,080
(3.50) * 1-Month LIBOR + 23.28%, 20.76% (A), 04/20/2037	109,369	167,612
Government National Mortgage Association, Interest Only STRIPS
1.66% (A), 06/20/2067	4,500,354	400,081
(1.00) * 1-Month LIBOR + 5.83%, 5.11% (A), 02/20/2038	55,657	7,911
(1.00) * 1-Month LIBOR + 5.90%, 5.18% (A), 09/20/2038	362,453	70,682
(1.00) * 1-Month LIBOR + 5.95%, 5.23% (A), 02/20/2039 - 06/20/2039	144,379	19,473
(1.00) * 1-Month LIBOR + 6.05%, 5.26% (A), 08/16/2039	209,850	33,028
(1.00) * 1-Month LIBOR + 6.00%, 5.28% (A), 02/20/2038	596,244	95,751
(1.00) * 1-Month LIBOR + 6.10%, 5.31% (A), 07/16/2039	224,482	34,514
(1.00) * 1-Month LIBOR + 6.04%, 5.32% (A), 02/20/2039	47,603	5,763
(1.00) * 1-Month LIBOR + 6.09%, 5.37% (A), 09/20/2039	356,976	75,397
(1.00) * 1-Month LIBOR + 6.10%, 5.38% (A), 11/20/2034	289,298	36,554
(1.00) * 1-Month LIBOR + 6.15%, 5.43% (A), 07/20/2038	394,217	64,533
(1.00) * 1-Month LIBOR + 6.20%, 5.48% (A), 03/20/2037 - 06/20/2038	154,147	26,848
(1.00) * 1-Month LIBOR + 6.30%, 5.58% (A), 03/20/2039	1,002	4
(1.00) * 1-Month LIBOR + 6.40%, 5.61% (A), 06/16/2039 - 11/16/2039	247,587	43,368
(1.00) * 1-Month LIBOR + 6.40%, 5.68% (A), 12/20/2038	55,321	3,316
(1.00) * 1-Month LIBOR + 6.55%, 5.76% (A), 11/16/2033	60,159	6,749
(1.00) * 1-Month LIBOR + 6.55%, 5.83% (A), 11/20/2037	37,569	5,437
(1.00) * 1-Month LIBOR + 6.60%, 5.88% (A), 05/20/2041	246,176	46,454
(1.00) * 1-Month LIBOR + 6.68%, 5.96% (A), 07/20/2037	226,130	44,028
(1.00) * 1-Month LIBOR + 6.70%, 5.98% (A), 06/20/2037	425,950	74,850
6.50%, 03/20/2039	32,723	5,890
(1.00) * 1-Month LIBOR + 7.30%, 6.58% (A), 12/20/2038	241,496	52,490
(1.00) * 1-Month LIBOR + 7.60%, 6.88% (A), 09/20/2038	27,887	4,793
(1.00) * 1-Month LIBOR + 7.70%, 6.91% (A), 04/16/2038	22,051	4,300

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS 12/20/2032 - 12/20/2040	$ 865,733	$ 824,562
National Credit Union Administration Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40% (J), 12/08/2020	12,128	12,179
Residual Funding Corp., Principal Only STRIPS
07/15/2020 - 10/15/2020	2,790,000	2,787,171
01/15/2030	2,000,000	1,745,538
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 10/15/2027	80,000	72,647
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	582,862
4.63%, 09/15/2060	451,000	719,883
5.88%, 04/01/2036	2,565,000	3,988,244
Tennessee Valley Authority, Principal Only STRIPS 11/01/2025 - 05/01/2030	3,300,000	2,971,570
Vendee Mortgage Trust
6.75%, 06/15/2028	193,131	225,630
7.25%, 02/15/2023	135,871	145,102

Total U.S. Government Agency Obligations (Cost $304,278,000)		322,017,553

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury - 22.1%
U.S. Treasury Bond
2.00%, 02/15/2050 (F)	8,099,000	9,553,340
2.25%, 08/15/2046	280,000	340,725
2.38%, 11/15/2049 (F)	9,055,000	11,503,741
2.50%, 02/15/2045	2,300,000	2,903,031
2.75%, 08/15/2042 (F)	3,348,000	4,358,024
2.75%, 11/15/2042	3,500,000	4,555,469
2.88%, 08/15/2045 (F)	2,000,000	2,695,234
3.00%, 02/15/2048	430,000	603,646
3.13%, 02/15/2043 - 05/15/2048 (F)	2,841,000	3,932,840
3.38%, 05/15/2044	3,000,000	4,327,031
3.63%, 08/15/2043	5,400,000	8,022,586
3.63%, 02/15/2044 (F)	4,790,000	7,149,636
3.75%, 11/15/2043	6,290,000	9,532,790
3.88%, 08/15/2040	60,000	90,509
U.S. Treasury Bond, Principal Only STRIPS
05/15/2020 - 08/15/2020 (F)	860,000	859,823
02/15/2021 - 02/15/2033 (F)	40,543,000	40,248,316
05/15/2023 - 08/15/2041	13,995,000	13,373,351
U.S. Treasury Note
1.25%, 10/31/2021	4,800,000	4,876,687
1.50%, 02/28/2023	5,000,000	5,178,320
1.50%, 08/15/2026 (F)	142,000	150,975
1.63%, 10/31/2023	7,000,000	7,327,852
1.63%, 02/15/2026 (F)	88,400	94,357
1.75%, 02/28/2022 (F)	13,790,000	14,179,998
1.75%, 07/15/2022 - 12/31/2026	21,394,200	22,263,250
1.88%, 11/30/2021 (F)	2,800,000	2,874,484
1.88%, 08/31/2022 - 08/31/2024	4,398,000	4,578,664

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.00%, 10/31/2021 - 11/15/2026	$ 5,369,000	$ 5,545,566
2.00%, 02/15/2023 - 08/15/2025 (F)	546,800	575,233
2.13%, 01/31/2021 - 02/29/2024	2,279,000	2,354,763
2.13%, 03/31/2024 (F)	1,000,000	1,070,859
2.25%, 11/15/2024 - 02/15/2027 (F)	4,435,000	4,842,092
2.50%, 08/15/2023 (F)	2,000,000	2,146,250
2.50%, 05/15/2024	148,000	160,979
2.63%, 05/15/2021	2,163,600	2,219,042
2.75%, 05/31/2023	334,000	359,533
2.75%, 02/15/2024 (F)	6,000,000	6,552,891
2.88%, 05/31/2025	2,396,000	2,697,465
2.88%, 05/15/2028 (F)	656,000	775,336
U.S. Treasury Strip Coupon, Principal Only STRIPS Zero Coupon, 11/15/2041	7,200,000	5,432,486

		220,307,174

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Indexed Note 0.13%, 01/15/2022	3,322,120	3,292,227

Total U.S. Government Obligations (Cost $199,846,025)		223,599,401

	Shares	Value
OTHER INVESTMENT COMPANY - 8.2%
Securities Lending Collateral - 8.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (J)	81,802,926	$ 81,802,926

Total Other Investment Company (Cost $81,802,926)		81,802,926

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (J), dated 04/30/2020, to be repurchased at $22,218,724 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $22,665,425.	$ 22,218,724	22,218,724

Total Repurchase Agreement (Cost $22,218,724)		22,218,724

Total Investments (Cost $1,026,222,850)		1,077,958,287
Net Other Assets (Liabilities) - (8.0)%		(79,548,628)

Net Assets - 100.0%		$ 998,409,659

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$117,009,733	$3,257,036	$120,266,769
Corporate Debt Securities	—	256,070,050	—	256,070,050
Foreign Government Obligations	—	7,478,876	—	7,478,876
Mortgage-Backed Securities	—	38,006,448	—	38,006,448
Municipal Government Obligations	—	6,497,540	—	6,497,540
U.S. Government Agency Obligations	—	322,017,553	—	322,017,553
U.S. Government Obligations	—	223,599,401	—	223,599,401
Other Investment Company	81,802,926	—	—	81,802,926
Repurchase Agreement	—	22,218,724	—	22,218,724

Total Investments	$81,802,926	$992,898,325	$3,257,036	$1,077,958,287

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$1,400,000	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $183,189,385, representing 18.3% of the Fund’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the total value of securities is $7,349,608, representing 0.7% of the Fund’s net assets.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $115,002,786, collateralized by cash collateral of $81,802,926 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $35,548,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rates disclosed reflect the yields at April 30, 2020.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2020; the maturity date disclosed is the ultimate maturity date.
(L)	The Fund recognizes transfers in and out of Level 3 as of April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Australia - 5.0%
Centuria Capital Group	72,351	$ 75,371
Centuria Industrial, REIT	40,697	69,794
Centuria Office, REIT	13,000	16,381
Charter Hall Group, REIT	2,928	14,469
Charter Hall Long Wale, REIT	4,026	11,671
Dexus, REIT	10,290	61,085
Goodman Group, REIT (A)	23,249	198,017
Lendlease Group (B)	6,770	53,929
Lendlease Group	9,202	73,302
NEXTDC, Ltd. (A) (C)	6,411	36,586
Scentre Group, REIT	19,716	29,618
Viva Energy, REIT	33,402	52,190

		692,413

Belgium - 0.7%
Aedifica SA, REIT	1,057	102,442

Canada - 1.6%
Allied Properties, REIT	4,528	144,953
Canadian Apartment Properties, REIT	2,225	76,567

		221,520

Cayman Islands - 1.4%
ESR Cayman, Ltd. (C) (D)	86,600	189,581

China - 0.8%
GDS Holdings, Ltd., ADR (C)	1,329	76,178
Guangzhou R&F Properties Co., Ltd., H Shares	28,000	35,557

		111,735

Germany - 2.9%
LEG Immobilien AG	1,469	168,648
Vonovia SE	4,584	226,674

		395,322

Hong Kong - 6.3%
CK Asset Holdings, Ltd.	39,500	249,590
Kerry Properties, Ltd.	10,500	29,001
Link, REIT	23,100	205,919
New World Development Co., Ltd.	88,000	103,967
Sun Hung Kai Properties, Ltd.	5,000	68,369
Swire Properties, Ltd.	48,800	136,872
Wheelock & Co., Ltd.	9,000	65,961

		859,679

Japan - 13.3%
Activia Properties, Inc., REIT	34	99,188
Comforia Residential, Inc., REIT	24	71,260
Daito Trust Construction Co., Ltd.	1,100	104,594
Daiwa House Industry Co., Ltd.	6,300	159,644
Daiwa House Investment Corp., REIT	33	79,847
Hankyu Hanshin, Inc., REIT	13	14,009
Heiwa Real Estate Co., Ltd.	300	8,055
Heiwa Real Estate, Inc., REIT	16	14,112
Hulic, Inc., REIT	72	80,360
Ichigo Office Investment Corp., REIT (A)	122	76,910
Japan Hotel Investment Corp., REIT	288	95,588
Japan Real Estate Investment Corp., REIT	18	97,223
Katitas Co., Ltd. (A)	500	8,726
Kenedix Office Investment Corp., REIT (A)	23	113,624
MCUBS MidCity Investment Corp., REIT	135	93,699
Mitsubishi Estate Logistics Investment Corp., REIT	29	94,440

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Fudosan Co., Ltd.	13,100	$ 240,869
Nippon Building Fund, Inc., REIT	7	41,743
Nippon Prologis, Inc., REIT	12	33,220
Sumitomo Realty & Development Co., Ltd.	4,300	115,165
Tokyu Fudosan Holdings Corp.	37,400	182,969

		1,825,245

Luxembourg - 1.7%
Aroundtown SA	43,877	236,009

Norway - 0.6%
Entra ASA (A) (D)	7,108	89,496

Republic of Korea - 0.1%
LOTTE Co., Ltd., REIT	1,950	8,497

Singapore - 2.5%
AIMS APAC, REIT	88,400	71,726
Cromwell European, REIT	101,400	43,581
Lendlease Global Commercial, REIT	372,694	150,468
Mapletree Commercial Trust, REIT	20,400	28,090
Mapletree Logistics Trust, REIT	34,700	43,956

		337,821

Spain - 2.4%
Aedas Homes SA (C) (D)	4,235	64,786
Cellnex Telecom SA (D)	1,780	93,102
Inmobiliaria Colonial Socimi SA, REIT	17,920	173,088

		330,976

Sweden - 2.5%
Castellum AB	9,436	165,506
Kungsleden AB	22,561	171,812

		337,318

United Kingdom - 6.1%
Assura PLC, REIT	166,917	160,099
Big Yellow Group PLC, REIT	2,788	37,528
Derwent London PLC, REIT	3,659	142,973
Grainger PLC	30,883	103,758
LondonMetric Property PLC, REIT	37,684	92,070
Primary Health Properties PLC, REIT	46,814	90,672
Segro PLC, REIT	20,286	212,628

		839,728

United States - 52.2%
Alexandria Real Estate Equities, Inc., REIT	2,094	328,946
American Homes 4 Rent, Class A, REIT	10,173	245,576
Boston Properties, Inc., REIT	2,350	228,373
CareTrust, Inc., REIT	6,962	114,734
CoreSite Realty Corp., REIT	1,027	124,462
Cousins Properties, Inc., REIT	6,104	184,158
Crown Castle International Corp., REIT	647	103,151
CyrusOne, Inc., REIT	2,920	204,838
EPR Properties, REIT	4,509	132,655
Equinix, Inc., REIT	1,009	681,277
Equity Residential, REIT	6,121	398,232
Extra Space Storage, Inc., REIT	3,766	332,312
Federal Realty Investment Trust, REIT	1,572	130,900
Healthcare Trust of America, Inc., Class A, REIT	5,651	139,184
Healthpeak Properties, Inc., REIT	8,562	223,811
Host Hotels & Resorts, Inc., REIT	10,657	131,188
Hudson Pacific Properties, Inc., REIT	4,536	111,495

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mid-America Apartment Communities, Inc., REIT	2,315	$ 259,095
Pebblebrook Hotel Trust, REIT	4,749	56,228
Prologis, Inc., REIT	8,174	729,366
Regency Centers Corp., REIT	4,215	185,081
Rexford Industrial Realty, Inc., REIT	6,899	280,927
RLJ Lodging Trust, REIT	5,787	53,761
SBA Communications Corp., REIT	340	98,573
Simon Property Group, Inc., REIT	2,380	158,913
Spirit Realty Capital, Inc., REIT	6,936	213,351
STAG Industrial, Inc., REIT	6,609	173,486
Sun Communities, Inc., REIT	2,445	328,608
Switch, Inc.	4,576	78,570
UDR, Inc., REIT	6,207	232,576
Ventas, Inc., REIT	1,000	32,350
VEREIT, Inc.	21,033	115,261
VICI Properties, Inc., REIT	13,744	239,420
Welltower, Inc., REIT	2,308	118,239

		7,169,097

Total Common Stocks (Cost $13,907,893)		13,746,879

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (E)	94,022	$ 94,022

Total Other Investment Company (Cost $94,022)		94,022

	Principal	Value
REPURCHASE AGREEMENT - 23.2%
Fixed Income Clearing Corp., 0.00% (E), dated 04/30/2020, to be repurchased at $3,183,496 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $3,249,842.	$ 3,183,496	3,183,496

Total Repurchase Agreement (Cost $3,183,496)		3,183,496

Total Investments (Cost $17,185,411)		17,024,397
Net Other Assets (Liabilities) - (24.0)%		(3,291,530)

Net Assets - 100.0%		$ 13,732,867

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/15/2020	USD	366	THB	12,000	$—	$(5)
BNP	07/15/2020	CAD	58,000	USD	41,763	—	(87)
BOA	07/15/2020	USD	92,427	SEK	921,000	—	(2,049)
BOA	07/15/2020	ZAR	120,000	USD	6,556	—	(130)
BOA	07/15/2020	EUR	141,000	USD	153,090	1,672	—
BOA	07/15/2020	AUD	1,000	USD	650	1	—
CITI	07/15/2020	ILS	318,000	USD	89,531	1,918	—
CITI	07/15/2020	HKD	1,686,000	USD	217,347	—	(81)
GSI	07/15/2020	USD	15,048	CAD	21,000	—	(42)
GSI	07/15/2020	USD	163,040	HKD	1,265,000	25	—
GSI	07/15/2020	USD	6,323	JPY	678,000	—	(2)
GSI	07/15/2020	SGD	276,000	USD	195,109	682	—
GSI	07/15/2020	NOK	175,000	USD	16,444	645	—
HSBC	07/15/2020	USD	12,101	AUD	19,000	—	(282)
HSBC	07/15/2020	USD	39,442	HKD	306,000	10	—
HSBC	07/15/2020	USD	119,848	NZD	197,000	—	(940)
HSBC	07/15/2020	EUR	29,000	USD	31,713	117	—
HSBC	07/15/2020	HKD	15,000	USD	1,933	—	—
HSBC	07/15/2020	CAD	1,000	USD	711	8	—
HSBC	07/15/2020	JPY	10,664,000	USD	99,791	—	(298)
HSBC	07/15/2020	SEK	476,000	USD	48,144	684	—
HSBC	07/15/2020	SGD	20,000	USD	14,162	26	—
JPM	07/15/2020	USD	94,388	AUD	148,000	—	(2,073)
JPM	07/15/2020	USD	37,045	EUR	34,000	—	(273)
JPM	07/15/2020	USD	283,572	GBP	227,000	—	(2,425)
JPM	07/15/2020	USD	66,211	JPY	7,117,000	—	(189)
JPM	07/15/2020	USD	101,358	NOK	1,038,000	—	(3)
JPM	07/15/2020	AUD	232,000	USD	149,677	1,533	—
JPM	07/15/2020	CHF	180,000	USD	186,657	236	—
JPM	07/15/2020	EUR	89,000	USD	97,355	332	—
JPM	07/15/2020	NZD	164,000	USD	99,553	1,000	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	07/15/2020	JPY	45,538,000	USD	426,448	$—	$(1,590)
JPM	07/15/2020	GBP	8,000	USD	9,976	103	—
JPM	07/15/2020	NOK	194,000	USD	18,604	340	—
SSB	07/15/2020	USD	36,516	AUD	58,000	—	(1,287)
SSB	07/15/2020	USD	37,445	JPY	4,011,000	23	—
SSB	07/15/2020	GBP	94,000	USD	116,969	1,461	—
SSB	07/15/2020	NZD	187,000	USD	112,800	1,856	—
SSB	07/15/2020	THB	12,000	USD	369	2	—
SSB	07/15/2020	SGD	145,000	USD	102,604	257	—
UBS	07/15/2020	USD	4,383	HKD	34,000	1	—
UBS	07/15/2020	JPY	11,442,000	USD	106,376	375	—
UBS	07/15/2020	HKD	228,000	USD	29,386	—	(5)
UBS	07/15/2020	EUR	28,000	USD	30,410	324	—
UBS	07/15/2020	AUD	16,000	USD	10,110	318	—
UBS	07/15/2020	SGD	8,000	USD	5,642	33	—

Total						$13,982	$(11,761)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	60.7%	$10,334,232
Real Estate Management & Development	17.9	3,052,840
IT Services	1.1	191,334
Diversified Telecommunication Services	0.6	93,102
Capital Markets	0.4	75,371

Investments	80.7	13,746,879
Short-Term Investments	19.3	3,277,518

Total Investments	100.0%	$17,024,397

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,466,795	$6,280,084	$—	$13,746,879
Other Investment Company	94,022	—	—	94,022
Repurchase Agreement	—	3,183,496	—	3,183,496

Total Investments	$7,560,817	$9,463,580	$—	$17,024,397

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$13,982	$—	$13,982

Total Other Financial Instruments	$—	$13,982	$—	$13,982

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(11,761)	$—	$(11,761)

Total Other Financial Instruments	$—	$(11,761)	$—	$(11,761)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $502,221, collateralized by cash collateral of $94,022 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $434,532. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2020, the value of the security is $53,929, representing 0.4% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $436,965, representing 3.2% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at April 30, 2020.
(F)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Airlines - 0.6%
Southwest Airlines Co.	21,298	$ 665,563

Auto Components - 0.7%
BorgWarner, Inc.	25,508	728,764

Banks - 7.7%
Citizens Financial Group, Inc.	38,961	872,337
Fifth Third Bancorp	68,280	1,276,153
First Republic Bank	10,269	1,070,954
Huntington Bancshares, Inc.	76,387	705,816
M&T Bank Corp.	15,740	1,764,139
Regions Financial Corp.	75,364	810,163
TCF Financial Corp. (A)	23,520	698,309
Truist Financial Corp.	12,906	481,652
Zions Bancorp NA	17,188	543,312

		8,222,835

Beverages - 1.5%
Constellation Brands, Inc., Class A	6,188	1,019,102
Keurig Dr. Pepper, Inc. (A)	21,250	562,275

		1,581,377

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	17,261	831,980

Capital Markets - 5.4%
Ameriprise Financial, Inc.	11,874	1,364,798
Northern Trust Corp.	15,366	1,216,373
Raymond James Financial, Inc.	17,782	1,172,189
T. Rowe Price Group, Inc.	17,423	2,014,621

		5,767,981

Chemicals - 1.2%
Sherwin-Williams Co.	2,405	1,289,970

Communications Equipment - 0.4%
CommScope Holding Co., Inc. (B)	34,177	376,289

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	5,453	1,037,324

Consumer Finance - 0.2%
Discover Financial Services	5,862	251,890

Containers & Packaging - 3.4%
Ball Corp.	16,449	1,078,890
Packaging Corp. of America	5,835	563,953
Silgan Holdings, Inc.	32,739	1,129,495
WestRock Co.	26,390	849,494

		3,621,832

Distributors - 0.6%
Genuine Parts Co.	8,677	687,913

Electric Utilities - 4.4%
Edison International	24,096	1,414,676
Entergy Corp.	13,301	1,270,379
Xcel Energy, Inc.	31,920	2,028,835

		4,713,890

Electrical Equipment - 2.7%
Acuity Brands, Inc.	10,392	899,843
AMETEK, Inc.	13,886	1,164,619
Hubbell, Inc.	6,156	765,991

		2,830,453

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp., Class A	12,874	$ 1,136,259
CDW Corp.	9,988	1,106,671
Keysight Technologies, Inc. (B)	8,499	822,448
SYNNEX Corp.	10,412	911,675

		3,977,053

Equity Real Estate Investment Trusts - 11.5%
American Campus Communities, Inc.	12,743	449,701
American Homes 4 Rent, Class A	31,785	767,290
AvalonBay Communities, Inc.	9,071	1,478,119
Boston Properties, Inc.	13,446	1,306,682
Brixmor Property Group, Inc.	52,886	605,545
Essex Property Trust, Inc.	3,761	918,060
Federal Realty Investment Trust	10,607	883,245
JBG SMITH Properties	14,915	506,364
Kimco Realty Corp.	49,096	535,637
Outfront Media, Inc.	31,225	489,920
Rayonier, Inc.	34,269	823,484
Regency Centers Corp.	11,686	513,132
Ventas, Inc.	10,648	344,463
Vornado Realty Trust	22,551	988,185
Weyerhaeuser Co.	35,006	765,581
WP Carey, Inc.	12,852	845,405

		12,220,813

Food & Staples Retailing - 1.2%
Kroger Co.	31,284	988,887
US Foods Holding Corp. (B)	13,200	283,800

		1,272,687

Food Products - 1.0%
Post Holdings, Inc. (B)	11,505	1,056,734

Gas Utilities - 1.0%
National Fuel Gas Co.	25,240	1,034,840

Health Care Equipment & Supplies - 1.5%
Zimmer Biomet Holdings, Inc.	13,224	1,582,913

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	14,742	1,321,768
Cigna Corp.	5,898	1,154,710
Henry Schein, Inc. (B)	15,342	837,060
Humana, Inc.	2,049	782,349
Laboratory Corp. of America Holdings (B)	9,169	1,507,842
Universal Health Services, Inc., Class B	11,711	1,237,736

		6,841,465

Household Durables - 1.7%
Mohawk Industries, Inc. (B)	10,096	885,621
Newell Brands, Inc.	63,617	883,004

		1,768,625

Household Products - 0.8%
Energizer Holdings, Inc.	20,889	813,835

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	6,681	808,134

Insurance - 6.5%
Alleghany Corp.	1,351	721,042
Hartford Financial Services Group, Inc.	30,730	1,167,433
Lincoln National Corp.	14,527	515,273
Loews Corp.	51,487	1,784,539
Marsh & McLennan Cos., Inc.	10,491	1,021,089

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	13,027	$ 1,006,987
WR Berkley Corp.	12,668	684,072

		6,900,435

Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc.	6,856	486,639

IT Services - 0.8%
Jack Henry & Associates, Inc.	5,339	873,193

Machinery - 4.9%
IDEX Corp.	7,684	1,180,493
ITT, Inc.	20,453	1,078,282
Lincoln Electric Holdings, Inc.	13,443	1,082,296
Middleby Corp. (B)	13,403	745,609
Snap-on, Inc.	8,760	1,141,340

		5,228,020

Media - 3.6%
Discovery, Inc., Class C (B)	52,919	1,080,077
DISH Network Corp., Class A (B)	19,988	500,000
Liberty Broadband Corp., Class C (B)	7,971	977,882
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	36,416	1,240,693

		3,798,652

Multi-Utilities - 5.1%
CMS Energy Corp.	32,054	1,829,963
Sempra Energy	13,837	1,713,713
WEC Energy Group, Inc.	20,746	1,878,550

		5,422,226

Multiline Retail - 0.6%
Kohl’s Corp.	18,273	337,320
Nordstrom, Inc. (A)	14,852	278,920

		616,240

Oil, Gas & Consumable Fuels - 5.5%
Cabot Oil & Gas Corp.	54,348	1,175,004
Diamondback Energy, Inc.	34,623	1,507,485
EQT Corp.	55,298	806,798
Equitrans Midstream Corp. (A)	49,265	412,841
Williams Cos., Inc.	99,871	1,934,501

		5,836,629

Personal Products - 0.2%
Coty, Inc., Class A	37,798	205,999

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (B)	28,122	1,207,277
Cushman & Wakefield PLC (B)	26,397	321,252

		1,528,529

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	7,458	817,397

Software - 1.1%
Synopsys, Inc. (B)	7,202	1,131,578

Specialty Retail - 3.4%
AutoZone, Inc. (B)	1,730	1,765,154
Best Buy Co., Inc.	17,829	1,368,019
Gap, Inc.	55,944	454,265

		3,587,438

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	5,499	$ 430,022
PVH Corp.	10,599	521,789
Ralph Lauren Corp.	11,321	835,263

		1,787,074

Total Common Stocks (Cost $76,928,860)		102,205,209

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (C)	436,823	436,823

Total Other Investment Company (Cost $436,823)		436,823

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 0.00% (C), dated 04/30/2020, to be repurchased at $4,099,602 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $4,184,708.	$ 4,099,602	4,099,602

Total Repurchase Agreement (Cost $4,099,602)		4,099,602

Total Investments (Cost $81,465,285)		106,741,634
Net Other Assets (Liabilities) - (0.6)%		(625,118)

Net Assets - 100.0%		$ 106,116,516

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$102,205,209	$—	$—	$102,205,209
Other Investment Company	436,823	—	—	436,823
Repurchase Agreement	—	4,099,602	—	4,099,602

Total Investments	$102,642,032	$4,099,602	$—	$106,741,634

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,932,773, collateralized by cash collateral of $436,823 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,551,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at April 30, 2020.
(D)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.6%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 1.11% (A), 04/25/2034	$ 72,876	$ 72,730
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 1.19% (A), 06/25/2034	149,711	138,448
Aurium CLO II DAC Series 2A, Class AR, 3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 1,900,000	2,034,646
B&M CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 0.73%, 1.91% (A), 04/16/2026 (B)	$ 98,088	97,293
Barings Euro CLO Series 2016-1A, Class A1R, 3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 1,900,000	2,033,132
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 1.14% (A), 03/25/2035	$ 913,342	908,853
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 0.92% (A), 12/25/2035	3,373,074	3,361,670
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 1.59% (A), 02/25/2036	711,631	708,931
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.73% (A), 12/25/2036	2,698,769	2,002,515
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 0.60% (A), 04/25/2031	101,184	164,062
Bear Stearns Asset-Backed Securities Trust Series 2002-2, Class A1, 1-Month LIBOR + 0.66%, 1.15% (A), 10/25/2032	2,940	2,856
C-BASS Trust Series 2007-CB1, Class AF1A, 1-Month LIBOR + 0.07%, 0.56% (A), 01/25/2037	313,701	111,136
CIFC Funding, Ltd. Series 2015-5A, Class A1R, 3-Month LIBOR + 0.86%, 1.85% (A), 10/25/2027 (B)	1,900,000	1,869,064
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 1.43% (A), 10/25/2034	1,595,751	1,492,786
Citigroup Mortgage Loan Trust, Inc. Series 2007-FS1, Class 1A1, 4.50% (A), 10/25/2037 (B)	684,028	697,362

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.57% (A), 10/25/2046	$ 502,536	$ 483,093
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 0.89% (A), 06/25/2036	400,000	373,887
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 0.66% (A), 06/25/2037	113,140	112,872
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 05/17/2027 (B)	2,000,000	2,013,725
CVP Cascade CLO-1, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 2.33% (A), 01/16/2026 (B)	143,613	142,472
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 0.95% (A), 05/25/2036	1,500,000	1,405,685
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.63% (A), 02/25/2037	796,998	686,271
Denali Capital CLO X LLC Series 2013-1A, Class A1LR, 3-Month LIBOR + 1.05%, 2.04% (A), 10/26/2027 (B)	1,200,000	1,159,445
Dorchester Park CLO DAC Series 2015-1A, Class AR, 3-Month LIBOR + 0.90%, 2.04% (A), 04/20/2028 (B)	1,800,000	1,755,859
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 2.12% (A), 10/15/2027 (B)	1,557,760	1,520,252
Evergreen Credit Card Trust Series 2019-2, Class A, 1.90%, 09/15/2024 (B)	2,000,000	1,979,079
First Franklin Mortgage Loan Trust Series 2004-FFH3, Class M2, 1-Month LIBOR + 0.93%, 1.42% (A), 10/25/2034	1,383,804	1,300,065
Flagship CLO VIII, Ltd. Series 2014-8A, Class ARR, 3-Month LIBOR + 0.85%, 2.03% (A), 01/16/2026 (B)	737,818	723,478
Home Equity Asset Trust Series 2002-1, Class A4, 1-Month LIBOR + 0.60%, 1.09% (A), 11/25/2032	1,026	818
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 0.71% (A), 04/25/2037	419,782	330,495
JMP Credit Advisors CLO IIIR, Ltd. Series 2014-1RA, Class A, 3-Month LIBOR + 0.85%, 1.98% (A), 01/17/2028 (B)	1,898,960	1,827,399

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A5, 1-Month LIBOR + 0.26%, 0.75% (A), 03/25/2037	$ 3,500,000	$ 3,217,598
KVK CLO, Ltd. Series 2013-1A, Class AR, 3-Month LIBOR + 0.90%, 2.21% (A), 01/14/2028 (B)	1,233,276	1,200,728
LoanCore Issuer, Ltd. Series 2018-CRE1, Class A, 1-Month LIBOR + 1.13%, 1.94% (A), 05/15/2028 (B)	1,600,000	1,534,888
LP Credit Card ABS Master Trust Series 2018-1, Class A, 1-Month LIBOR + 1.55%, 2.32% (A), 08/20/2024 (B)	1,393,949	1,373,561
Merrill Lynch Mortgage Investors Trust Series 2006-FM1, Class A2C, 1-Month LIBOR + 0.16%, 1.27% (A), 04/25/2037	1,570,962	826,185
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	122,515	84,805
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	181,533	109,112
Mountain Hawk III CLO, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.20%, 2.34% (A), 04/18/2025 (B)	237,619	235,083
Mountain View CLO, Ltd. Series 2014-1A, Class ARR, 3-Month LIBOR + 0.80%, 2.02% (A), 10/15/2026 (B)	1,089,351	1,067,056
Navient Private Education Refinance Loan Trust Series 2018-CA, Class A1, 3.01%, 06/16/2042 (B)	250,533	250,879
New Century Home Equity Loan Trust Series 2006-1, Class A2B, 1-Month LIBOR + 0.18%, 0.67% (A), 05/25/2036	53,487	42,761
Octagon Investment Partners XIX, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 2.32% (A), 04/15/2026 (B)	15,453	15,410
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 0.85%, 2.07% (A), 07/15/2027 (B)	1,000,000	967,732
Option One Mortgage Loan Trust Series 2007-4, Class 2A4, 1-Month LIBOR + 0.31%, 0.80% (A), 04/25/2037	4,005,632	2,720,408
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M2, 1-Month LIBOR + 0.80%, 1.28% (A), 07/25/2035	484,587	462,810

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class M1, 1-Month LIBOR + 0.39%, 0.88% (A), 02/25/2036	$ 379,773	$ 366,721
Securitized Asset-Backed Receivables LLC Trust Series 2007-HE1, Class A2A, 1-Month LIBOR + 0.06%, 0.55% (A), 12/25/2036	60,994	17,280
SLM Student Loan Trust Series 2005-4, Class A3, 3-Month LIBOR + 0.12%, 1.11% (A), 01/25/2027	745,706	729,974
Sofi Consumer Loan Program LLC Series 2016-3, Class A, 3.05%, 12/26/2025 (B)	75,267	74,836
Sofi Professional Loan Program Trust Series 2018-B, Class A1FX, 2.64%, 08/25/2047 (B)	215,450	215,509
Sound Point CLO, Ltd. Series 2015-3A, Class AR, 3-Month LIBOR + 0.89%, 2.03% (A), 01/20/2028 (B)	870,425	853,057
Specialty Underwriting & Residential Finance Trust Series 2004-BC2, Class M1, 1-Month LIBOR + 0.83%, 1.31% (A), 05/25/2035	1,847,606	1,758,006
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC1, Class A6, 1-Month LIBOR + 0.27%, 0.76% (A), 03/25/2036	828,588	699,492
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.28% (A), 01/17/2026 (B)	460,758	455,550
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 2.30% (A), 01/17/2026 (B)	460,758	457,922
Telos CLO, Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 0.95%, 2.08% (A), 04/17/2028 (B)	1,879,699	1,816,484
Tralee CLO, Ltd. Series 2018-5A, Class A1, 3-Month LIBOR + 1.11%, 2.25% (A), 10/20/2028 (B)	2,300,000	2,208,656
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	2,673	2,794
Series 2004-20C, Class 1,
4.34%, 03/01/2024	25,136	26,165
Venture XII CLO, Ltd. Series 2012-12A, Class ARR, 3-Month LIBOR + 0.80%, 2.41% (A), 02/28/2026 (B)	1,219,240	1,193,217

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.48%, 0.97% (A), 12/25/2035	$ 6,249,453	$ 6,110,179
Westlake Automobile Receivables Trust Series 2018-3A, Class A2A, 2.98%, 01/18/2022 (B)	380,894	381,360
WhiteHorse X, Ltd. Series 2015-10A, Class A1R, 3-Month LIBOR + 0.93%, 2.06% (A), 04/17/2027 (B)	703,290	691,082

Total Asset-Backed Securities (Cost $59,812,062)		63,677,679

CORPORATE DEBT SECURITIES - 44.3%
Aerospace & Defense - 0.3%
Raytheon Technologies Corp. 3.65%, 08/16/2023	220,000	237,764
Textron, Inc. 3-Month LIBOR + 0.55%, 2.28% (A), 11/10/2020	1,500,000	1,487,029

		1,724,793

Airlines - 0.1%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029	1,147,755	895,249

Automobiles - 0.3%
BMW Finance NV 2.25%, 08/12/2022 (B)	1,700,000	1,694,544

Banks - 9.5%
AIB Group PLC 4.75%, 10/12/2023 (B)	1,900,000	1,966,327
Bank of America Corp.
3-Month LIBOR + 0.79%, 2.10% (A), 03/05/2024, MTN	1,000,000	976,676
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	4,319,000	4,463,479
Banque Federative du Credit Mutuel SA 3-Month LIBOR + 0.96%, 2.10% (A), 07/20/2023 (B)	2,200,000	2,158,677
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,090,125
10.18%, 06/12/2021 (B)	1,840,000	1,971,850
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (C)	GBP 600,000	755,758
3.68%, 01/10/2023	$ 1,100,000	1,124,571
BBVA USA 3-Month LIBOR + 0.73%, 1.50% (A), 06/11/2021	1,800,000	1,775,245
Citigroup, Inc. 3-Month LIBOR + 1.43%, 3.01% (A), 09/01/2023	500,000	500,667
Discover Bank 4.20%, 08/08/2023	1,800,000	1,876,776
ING Groep NV 4.10%, 10/02/2023	2,100,000	2,247,197

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA 3.25%, 09/23/2024 (B)	$ 1,500,000	$ 1,479,895
JPMorgan Chase & Co.
3-Month LIBOR + 0.90%, 1.89% (A), 04/25/2023	1,700,000	1,685,012
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,921,766
Lloyds Banking Group PLC
4.00%, 03/07/2025, MTN	AUD 2,000,000	1,367,999
Fixed until 06/27/2020 (D), 6.38% (A) (C)	EUR 500,000	530,730
Fixed until 06/27/2023 (D), 7.63% (A) (C)	GBP 700,000	870,453
Mitsubishi UFJ Financial Group, Inc. 3.46%, 03/02/2023	$ 1,600,000	1,667,260
Mizuho Financial Group, Inc. Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,235,957
National Australia Bank, Ltd. 3.63%, 06/20/2023	1,900,000	2,026,540
NatWest Markets PLC 0.63%, 03/02/2022, MTN (C)	EUR 1,700,000	1,834,493
Royal Bank of Scotland Group PLC
Fixed until 08/10/2020 (D), 7.50% (A)	$ 1,800,000	1,717,884
Fixed until 08/15/2021 (D), 8.63% (A)	800,000	816,000
Santander PLC 3.75%, 11/15/2021	2,200,000	2,259,826
Societe Generale SA 4.25%, 09/14/2023 (B)	1,800,000	1,901,413
Standard Chartered PLC Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	1,900,000	1,949,130
Synchrony Bank 3.65%, 05/24/2021	1,700,000	1,698,040
UniCredit SpA 7.83%, 12/04/2023 (B)	4,100,000	4,464,244
Virgin Money UK PLC Fixed until 09/25/2025, 4.00% (A), 09/25/2026, MTN (C)	GBP 100,000	122,437
Wells Fargo & Co. 2.63%, 07/22/2022, MTN	$ 2,300,000	2,355,296

		56,811,723

Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	1,500,000	1,650,343
Bacardi, Ltd. 4.45%, 05/15/2025 (B)	1,200,000	1,265,400
Keurig Dr. Pepper, Inc. 4.06%, 05/25/2023	1,700,000	1,822,434
Pernod Ricard SA 4.25%, 07/15/2022 (B)	700,000	738,210
Suntory Holdings, Ltd. 2.55%, 06/28/2022 (B)	1,600,000	1,618,507

		7,094,894

Biotechnology - 0.2%
AbbVie, Inc. 2.50%, 05/14/2020	1,253,000	1,253,464

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets - 3.7%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 2.02% (A), 06/12/2024 (B)	$ 1,800,000	$ 1,730,457
Fixed until 12/18/2024 (D), 6.25% (A) (B)	400,000	410,000
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,410,099
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,818,573
Deutsche Bank AG
3-Month EURIBOR + 0.50%, 0.03% (A), 12/07/2020, MTN (C)	EUR 1,400,000	1,514,371
2.70%, 07/13/2020	$ 1,500,000	1,498,379
3.95%, 02/27/2023	1,900,000	1,893,896
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,621,348
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 2.86% (A), 05/15/2026	1,600,000	1,541,229
3.20%, 02/23/2023	1,000,000	1,037,429
Morgan Stanley Fixed until 04/24/2023, 3.74% (A), 04/24/2024	400,000	424,142
UBS AG 7.63%, 08/17/2022	600,000	648,000
UBS Group AG 4.13%, 09/24/2025 (B)	2,200,000	2,419,610

		21,967,533

Chemicals - 0.4%
Syngenta Finance NV
3.93%, 04/23/2021 (B)	1,200,000	1,189,574
5.18%, 04/24/2028 (B)	1,300,000	1,317,141

		2,506,715

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	389,932	292,940
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (E)	1,924,420	190,036
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 05/29/2020 (B) (D)	266,175	2,263

		485,239

Consumer Finance - 4.1%
Capital One Financial Corp. 4.25%, 04/30/2025	1,500,000	1,597,555
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,073,392
3.35%, 05/04/2021 (B)	1,600,000	1,604,031
3.40%, 02/22/2022 (B)	2,200,000	2,201,735
Ford Motor Credit Co. LLC
1.74%, 07/19/2024, MTN	EUR 1,500,000	1,377,209
3-Month LIBOR + 0.93%, 2.13% (A), 09/24/2020, MTN	$ 2,600,000	2,562,042
3-Month LIBOR + 1.24%, 2.93% (A), 02/15/2023	1,200,000	1,014,000
5.88%, 08/02/2021	900,000	891,000
General Motors Financial Co., Inc.
3-Month LIBOR + 0.54%, 2.28% (A), 11/06/2020	1,300,000	1,277,504

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. (continued)
2.45%, 11/06/2020	$ 1,900,000	$ 1,880,256
3.20%, 07/13/2020	1,500,000	1,497,212
Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021 (B)	1,700,000	1,708,638
Navient Corp. 5.00%, 10/26/2020	900,000	882,486
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.69%, 2.06% (A), 09/28/2022 (B)	300,000	263,915
2.60%, 09/28/2022 (B) (F)	500,000	462,575
Springleaf Finance Corp.
7.75%, 10/01/2021	200,000	199,000
8.25%, 12/15/2020	1,200,000	1,196,940
Volkswagen Group of America Finance LLC 3-Month LIBOR + 0.77%, 2.48% (A), 11/13/2020 (B)	1,900,000	1,881,667

		24,571,157

Diversified Financial Services - 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 07/03/2023	1,800,000	1,691,083
5.00%, 10/01/2021	1,800,000	1,721,315
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	7,200,000	6,235,344
4.13%, 08/01/2025 (B)	1,400,000	1,154,541
BGC Partners, Inc. 5.38%, 07/24/2023	1,500,000	1,500,718
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,576,682
4.13%, 07/15/2023 (B)	1,800,000	1,813,259
Tayarra, Ltd. 3.63%, 02/15/2022	1,655,052	1,695,488
Washington Prime Group, LP 6.45%, 08/15/2024 (F)	3,800,000	2,113,750

		19,502,180

Diversified Telecommunication Services - 1.4%
AT&T, Inc. 3-Month LIBOR + 1.18%, 1.96% (A), 06/12/2024	1,800,000	1,764,227
Telstra Corp., Ltd. 4.80%, 10/12/2021 (B)	1,800,000	1,885,088
Verizon Communications, Inc. 3.38%, 02/15/2025	4,590,000	5,018,331

		8,667,646

Electric Utilities - 2.0%
Evergy, Inc. 2.45%, 09/15/2024	1,600,000	1,657,576
FirstEnergy Corp. 2.85%, 07/15/2022	1,500,000	1,530,324
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/2022	1,600,000	1,623,934
3-Month LIBOR + 0.72%, 2.40% (A), 02/25/2022 (F)	1,800,000	1,783,528
3.20%, 02/25/2022	1,500,000	1,544,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC 4.10%, 06/01/2022	$ 1,500,000	$ 1,577,138
PPL Capital Funding, Inc. 3.50%, 12/01/2022	2,000,000	2,075,360

		11,792,852

Entertainment - 0.3%
Activision Blizzard, Inc. 2.30%, 09/15/2021	1,600,000	1,621,661

Equity Real Estate Investment Trusts - 3.2%
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,854,000
3.38%, 05/15/2024	2,200,000	2,347,566
AvalonBay Communities, Inc. 3.50%, 11/15/2024, MTN	1,595,000	1,669,418
Boston Properties, LP 3.40%, 06/21/2029	1,600,000	1,660,867
Crown Castle International Corp.
3.40%, 02/15/2021	1,850,000	1,867,076
3.70%, 06/15/2026	1,700,000	1,846,016
4.88%, 04/15/2022	900,000	958,019
Digital Realty Trust, LP 2.75%, 02/01/2023	1,400,000	1,427,418
National Retail Properties, Inc. 3.50%, 10/15/2027	1,600,000	1,546,802
Service Properties Trust 4.35%, 10/01/2024	1,600,000	1,354,940
Simon Property Group, LP 2.50%, 09/01/2020	2,500,000	2,499,645

		19,031,767

Food Products - 1.1%
Campbell Soup Co. 3.30%, 03/15/2021	1,900,000	1,926,006
Danone SA
2.59%, 11/02/2023 (B)	3,294,000	3,413,735
3.00%, 06/15/2022 (B) (F)	1,100,000	1,141,313

		6,481,054

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. 3.38%, 05/15/2022	1,600,000	1,667,384

Health Care Providers & Services - 1.5%
Aetna, Inc. 2.75%, 11/15/2022	2,000,000	2,063,053
Anthem, Inc. 2.38%, 01/15/2025	1,900,000	1,955,339
Cigna Corp. 3-Month LIBOR + 0.89%, 2.11% (A), 07/15/2023	1,100,000	1,066,017
CVS Health Corp.
3.50%, 07/20/2022	1,300,000	1,352,104
3.63%, 04/01/2027	2,300,000	2,509,456

		8,945,969

Hotels, Restaurants & Leisure - 1.3%
Choice Hotels International, Inc. 3.70%, 12/01/2029	1,400,000	1,274,140

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
GLP Capital, LP / GLP Financing II, Inc. 5.30%, 01/15/2029	$ 2,400,000	$ 2,302,560
Marriott International, Inc. 2.13%, 10/03/2022	1,600,000	1,509,151
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,398,750
5.50%, 03/01/2025 (B)	1,800,000	1,602,000

		8,086,601

Household Durables - 0.3%
D.R. Horton, Inc. 4.38%, 09/15/2022	1,800,000	1,850,386

Household Products - 0.7%
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/2022 (B)	3,900,000	3,970,858

Industrial Conglomerates - 0.2%
General Electric Co. 4.65%, 10/17/2021, MTN	1,300,000	1,350,272

Insurance - 0.8%
Allstate Corp. 3-Month LIBOR + 0.63%, 2.00% (A), 03/29/2023	1,300,000	1,268,721
Ambac LSNI LLC 3-Month LIBOR + 5.00%, 6.45% (A), 02/12/2023 (B)	1,877,312	1,783,446
Jackson National Life Global Funding 2.38%, 09/15/2022 (B)	1,700,000	1,735,793

		4,787,960

Machinery - 0.5%
CNH Industrial Capital LLC 4.38%, 11/06/2020 (F)	1,300,000	1,303,605
Westinghouse Air Brake Technologies Corp. 3-Month LIBOR + 1.30%, 2.04% (A), 09/15/2021	1,700,000	1,640,181

		2,943,786

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,800,000	1,802,466
4.46%, 07/23/2022	600,000	632,077
Interpublic Group of Cos., Inc. 3.50%, 10/01/2020	2,200,000	2,214,145

		4,648,688

Oil, Gas & Consumable Fuels - 1.0%
Continental Resources, Inc. 5.00%, 09/15/2022	330,000	310,200
Enbridge, Inc. 3-Month LIBOR + 0.70%, 1.44% (A), 06/15/2020	1,500,000	1,497,864
Marathon Oil Corp. 2.80%, 11/01/2022	1,000,000	940,949
Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	1,500,000	1,500,040

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV 2.75%, 04/06/2030 (F)	$ 1,600,000	$ 1,674,198

		5,923,251

Pharmaceuticals - 1.3%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 1.75% (A), 12/15/2023 (B)	2,200,000	2,124,674
3-Month LIBOR + 0.63%, 1.85% (A), 06/25/2021 (B)	1,900,000	1,867,782
Mylan NV 3.15%, 06/15/2021	1,800,000	1,810,726
Teva Pharmaceutical Finance II BV 4.50%, 03/01/2025	EUR 1,100,000	1,169,272
Teva Pharmaceutical Finance III BV 6.00%, 04/15/2024 (F)	$ 1,100,000	1,094,280

		8,066,734

Professional Services - 0.3%
Equifax, Inc. 3-Month LIBOR + 0.87%, 2.56% (A), 08/15/2021	2,100,000	2,070,747

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC 5.41%, 07/13/2044 (C)	GBP 758,521	1,214,312

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.20%, 01/15/2021	$ 1,900,000	1,893,829
Micron Technology, Inc. 4.98%, 02/06/2026	1,800,000	1,983,173
NXP BV / NXP Funding LLC 4.88%, 03/01/2024 (B)	1,900,000	2,062,697

		5,939,699

Software - 0.6%
Oracle Corp. 3.85%, 04/01/2060	1,300,000	1,506,190
VMware, Inc. 2.95%, 08/21/2022	2,400,000	2,434,968

		3,941,158

Specialty Retail - 0.1%
QVC, Inc. 5.13%, 07/02/2022	800,000	786,000

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	2,000,000	2,032,478
5.45%, 06/15/2023 (B)	2,200,000	2,328,441
Hewlett Packard Enterprise Co. 3-Month LIBOR + 0.72%, 2.09% (A), 10/05/2021	1,500,000	1,474,267

		5,835,186

Tobacco - 0.6%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,674,532
3.75%, 07/21/2022 (B)	297,000	300,923
Reynolds American, Inc. 4.00%, 06/12/2022	1,800,000	1,872,707

		3,848,162

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.7%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	$ 1,362,360
7.38%, 05/01/2026 (B)	$ 900,000	940,500
Vodafone Group PLC 3-Month LIBOR + 0.99%, 2.17% (A), 01/16/2024	1,700,000	1,656,712

		3,959,572

Total Corporate Debt Securities (Cost $267,719,049)		265,939,196

FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Israel - 0.4%
State of Israel 3.88%, 07/03/2050	1,900,000	2,101,590

Japan - 1.1%
Japan Bank for International Cooperation 2.88%, 07/21/2027	1,700,000	1,912,603
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	1,400,000	1,448,720
3.38%, 09/27/2023 (B)	2,900,000	3,137,829

		6,499,152

Kuwait - 0.2%
Kuwait International Government Bond 2.75%, 03/20/2022 (C)	1,400,000	1,430,041

Peru - 0.3%
Peru Government International Bond 5.94%, 02/12/2029 (B)	PEN 6,200,000	2,070,497

Qatar - 0.8%
Qatar Government International Bond
3.38%, 03/14/2024 (C)	$ 2,100,000	2,216,395
4.00%, 03/14/2029 (C)	2,100,000	2,330,118

		4,546,513

Total Foreign Government Obligations (Cost $15,310,830)		16,647,793

MORTGAGE-BACKED SECURITIES - 8.0%
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 1.03% (A), 08/25/2035	918,981	558,141
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	108,507	91,687
Series 2006-J8, Class A2,
6.00%, 02/25/2037	144,258	89,399
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.91% (A), 09/20/2046	510,859	425,936
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 0.66% (A), 07/25/2046	289,858	305,897
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 0.66% (A), 11/25/2036	199,847	197,441

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	$ 170,958	$ 124,017
Series 2007-HY4, Class 1A1,
3.37% (A), 06/25/2037	262,521	209,948
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,299,158	703,368
Ashford Hospitality Trust Series 2018-AHT1, Class A, 1-Month LIBOR + 1.00%, 1.81% (A), 06/15/2035 (B)	2,200,000	1,907,860
Banc of America Funding Trust
Series 2005-D, Class A1,
4.33% (A), 05/25/2035	89,929	85,880
Series 2006-4, Class A12,
6.00%, 07/25/2036	747,707	670,445
Series 2006-J, Class 4A1,
4.18% (A), 01/20/2047	20,733	18,456
BBCMS Trust Series 2015-STP, Class A, 3.32%, 09/10/2028 (B)	1,646,294	1,644,271
BCAP LLC Trust Series 2011-RR8, Class 2A1, 0.01% (A), 08/26/2037 (B)	14,095	14,062
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.91% (A), 11/25/2036	732,232	620,110
Series 2006-6, Class 32A1,
3.79% (A), 11/25/2036	163,599	124,914
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.19% (A), 08/25/2033	92,506	87,064
Series 2003-8, Class 2A1,
4.10% (A), 01/25/2034	3,308	3,231
Series 2003-8, Class 4A1,
4.25% (A), 01/25/2034	34,848	33,249
Series 2006-4, Class 1A1,
4.32% (A), 10/25/2036	25,362	23,566
Bear Stearns Structured Products, Inc. Trust Series 2007-R6, Class 1A1, 3.71% (A), 01/26/2036	82,892	67,781
CGMS Commercial Mortgage Trust Series 2017-MDRA, Class A, 3.66%, 07/10/2030 (B)	1,900,000	1,916,499
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1, 1-Month LIBOR + 0.25%, 0.74% (A), 08/25/2035 (B)	42,414	39,217
CHL Mortgage Pass-Through Trust Series 2004-12, Class 12A1, 4.10% (A), 08/25/2034	22,393	22,101
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.29% (A), 09/25/2035	28,393	26,770
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	704,007	660,810

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
CitiMortgage Alternative Loan Trust Series 2006-A7, Class 1A9, 1-Month LIBOR + 0.65%, 1.14% (A), 12/25/2036	$ 1,069,094	$ 849,720
COMM Mortgage Trust Series 2015-CR26, Class ASB, 3.37%, 10/10/2048	1,400,000	1,452,235
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
2.30% (A), 03/25/2032 (B)	184	159
Series 2003-AR15, Class 2A1,
3.92% (A), 06/25/2033	150,200	136,415
Series 2003-AR28, Class 2A1,
3.79% (A), 12/25/2033	1,148,013	1,039,394
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 2A3, 5.50%, 12/25/2035	196,508	180,272
First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, Class 1A8, 6.25%, 08/25/2037	118,516	79,545
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 4.62% (A), 08/25/2035	10,356	8,127
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class A, 3.20%, 02/10/2029 (B)	1,400,000	1,396,581
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.09% (A), 09/25/2035	14,004	13,443
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.76% (A), 12/19/2035	134,721	89,606
Series 2006-6, Class 5A1A,
4.30% (A), 08/19/2036	53,583	50,090
Hawksmoor Mortgages Series 2019-1A, Class A, SONIA + 1.05%, 1.76% (A), 05/25/2053 (B)	GBP 6,100,248	7,582,210
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	$ 1,700,000	1,624,082
IndyMac INDX Mortgage Loan Trust Series 2005-AR11, Class A3, 3.60% (A), 08/25/2035	755,886	624,347
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1-Month LIBOR + 0.18%, 0.67% (A), 05/25/2036	856,870	728,781
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 1.81% (A), 06/15/2032 (B)	1,851,827	1,684,648

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 1.72% (A), 06/15/2035 (B)	$ 1,744,354	$ 1,553,578
Ludgate Funding PLC Series 2007-1, Class A2A, 3-Month GBP LIBOR + 0.16%, 0.73% (A), 01/01/2061 (C)	GBP 1,345,322	1,551,971
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 0.89% (A), 03/25/2036	$ 88,123	6,504
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.52% (A), 07/13/2029 (B)	1,400,000	1,424,890
RALI Trust Series 2008-QR1, Class 1A1, 1-Month LIBOR + 1.40%, 1.89% (A), 08/25/2036	204,386	190,667
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	83,507	81,272
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.83% (A), 06/25/2035 (B)	273,030	248,721
RFMSI Trust Series 2003-S9, Class A1, 6.50%, 03/25/2032	438	461
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 0.93% (A), 06/12/2044 (C)	1,681,322	1,495,675
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 2.56% (A), 12/20/2034	588,385	542,939
Series 2007-1, Class 1A1,
3.30% (A), 01/20/2047	157,186	113,360
Series 2007-3, Class 2AA1,
3.98% (A), 07/20/2037	890,959	751,910
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 1.48% (A), 10/20/2027	3,756	3,442
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.83% (A), 09/25/2034	100,295	97,580
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 3.27% (A), 01/25/2035	66,523	56,629
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 0.97% (A), 07/19/2035	10,799	9,290
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 0.97% (A), 07/19/2035	10,667	9,497

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 0.97% (A), 07/19/2035	$ 27,071	$ 24,558
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 0.77% (A), 02/25/2036	206,811	178,797
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 1.38% (A), 09/19/2032	2,984	2,773
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Class 2A1, 3.99% (A), 06/25/2033	88,390	83,920
Towd Point Mortgage Funding Series 2019-A13A, Class A1, SONIA + 0.90%, 1.39% (A), 07/20/2045 (B)	GBP 5,276,376	6,513,035
Towd Point Mortgage Funding PLC Series 2019-GR4A, Class A1, 3-Month GBP LIBOR + 1.03%, 1.68% (A), 10/20/2051 (B)	1,983,749	2,459,902
UBS Commercial Mortgage Trust Series 2019-C17, Class A4, 2.92%, 10/15/2052	$ 1,300,000	1,328,208
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9, Class 2A, 4.38% (A), 09/25/2033	156,609	140,802
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 2A4, 4.07% (A), 03/25/2036	801,400	755,377

Total Mortgage-Backed Securities (Cost $49,713,441)		47,837,533

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited, Series B, 7.75%, 01/01/2042	170,000	189,458
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	1,500,000	1,522,800
7.35%, 07/01/2035	1,015,000	1,065,791

Total Municipal Government Obligations (Cost $2,820,589)		2,778,049

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.8%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.75% (A), 09/01/2035	8,834	9,046
1-Year CMT + 2.23%, 3.76% (A), 03/01/2034	28,752	30,021
1-Year CMT + 2.22%, 3.97% (A), 11/01/2033	17,892	18,054

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00%, 09/01/2048 - 10/01/2048	$ 844,246	$ 899,252
1-Year CMT + 2.26%, 4.01% (A), 01/01/2036	507,569	512,873
12-Month LIBOR + 1.87%, 4.17% (A), 09/01/2035	55,643	56,078
4.50%, 08/01/2025 - 05/01/2037	22,332	24,709
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.21% (A), 06/15/2041	861,976	858,460
6.50%, 04/15/2029	813	898
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.07% (A), 10/25/2044	120,897	119,225
12-MTA + 1.40%, 3.27% (A), 07/25/2044	117,743	123,073
6.50%, 07/25/2043	7,676	9,479
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 1.30% (A), 09/25/2042	111,525	110,913
3.00%, TBA (G)	20,900,000	22,045,776
12-MTA + 1.20%, 3.17% (A), 03/01/2044 - 10/01/2044	373,431	374,372
3.31%, 07/01/2023	3,212,340	3,423,532
3.50%, 02/01/2027	93,859	99,311
3.50%, TBA (G)	11,000,000	11,604,140
12-Month LIBOR + 1.71%, 3.71% (A), 03/01/2034	40,455	42,054
4.00%, 09/01/2048 - 12/01/2048	4,394,152	4,676,013
1-Year CMT + 2.27%, 4.02% (A), 11/01/2033	18,843	18,937
12-Month LIBOR + 1.33%, 4.08% (A), 07/01/2035	33,275	33,958
1-Year CMT + 2.04%, 4.12% (A), 09/01/2035	88,684	90,021
1-Year CMT + 2.19%, 4.19% (A), 01/01/2026	1,312	1,325
1-Year CMT + 2.22%, 4.31% (A), 01/01/2028	7,802	7,839
4.50%, 12/01/2024	74,164	78,466
5.00%, 10/01/2029	127,695	139,694
6.00%, 07/01/2035 - 06/01/2040	770,179	888,021
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.03% (A), 09/25/2046	412,616	406,952
6.30%, 10/17/2038	44,181	44,383
Federal National Mortgage Association REMIC, Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.10%, 6.61% (A), 07/25/2034	274,176	57,014
Government National Mortgage Association
1-Month LIBOR + 0.60%, 1.96% (A), 08/20/2065 - 10/20/2065	2,993,687	2,982,390
1-Month LIBOR + 0.95%, 2.31% (A), 12/20/2066	1,172,235	1,181,626
1-Month LIBOR + 1.00%, 2.36% (A), 12/20/2065	4,502,229	4,546,551
3.00%, TBA (G)	1,000,000	1,062,759

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Year CMT + 1.50%, 3.88% (A), 05/20/2024	$ 7,684	$ 7,874
4.00%, 06/20/2047	1,634,370	1,771,271
4.00%, TBA (G)	1,000,000	1,061,874
4.50%, TBA (G)	18,000,000	19,257,188
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 5.77% (A), 04/16/2033 - 10/16/2033	295,504	28,119
(1.00) * 1-Month LIBOR + 6.60%, 5.81% (A), 08/16/2033	575,304	58,822
(1.00) * 1-Month LIBOR + 6.60%, 5.88% (A), 09/20/2034	312,940	62,591
Uniform Mortgage-Backed Security
2.50%, TBA (G)	26,400,000	27,393,187
3.00%, TBA (G)	23,000,000	24,213,854
3.50%, TBA (G)	27,900,000	29,512,859
5.00%, TBA (G)	1,000,000	1,049,867

Total U.S. Government Agency Obligations (Cost $160,049,470)		160,994,721

U.S. GOVERNMENT OBLIGATIONS - 34.6%
U.S. Treasury - 34.6%
U.S. Treasury Bond
2.75%, 08/15/2042 (F) (H)	3,000,000	3,905,039
2.75%, 11/15/2042 (H)	7,000,000	9,110,938
2.88%, 05/15/2043 (H)	3,600,000	4,782,375
2.88%, 08/15/2045 (F) (H)	10,800,000	14,554,266
3.00%, 05/15/2042 - 02/15/2048 (H)	10,200,000	14,196,047
3.13%, 02/15/2043	1,000,000	1,378,125
3.13%, 08/15/2044 (H)	12,400,000	17,258,281
3.38%, 05/15/2044 (H)	6,100,000	8,798,297
3.63%, 02/15/2044 (F)	1,400,000	2,089,664
4.25%, 05/15/2039 (H)	900,000	1,410,574
4.38%, 11/15/2039 - 05/15/2040 (H)	6,300,000	10,048,910
4.63%, 02/15/2040 (H)	700,000	1,148,492
U.S. Treasury Note
1.75%, 06/30/2024 (H) (I)	4,300,000	4,554,641
1.88%, 07/31/2022 (J) (K)	900,000	933,609
1.88%, 08/31/2022 (H) (I) (J)	4,000,000	4,154,219
2.00%, 12/31/2021 (H)	60,100,000	61,888,914
2.00%, 10/31/2022 (K)	400,000	417,641
2.13%, 09/30/2024 (H)	11,100,000	11,970,656
2.25%, 08/15/2027 (F) (H) (J)	5,900,000	6,630,586
2.38%, 05/15/2029 (H)	4,600,000	5,319,109
2.63%, 02/15/2029 (H)	9,500,000	11,156,191
2.88%, 05/15/2049 (H)	8,400,000	11,665,500

Total U.S. Government Obligations (Cost $179,395,374)		207,372,074

	Shares	Value
COMMON STOCK - 0.0% (L)
Household Durables - 0.0% (L)
Urbi Desarrollos Urbanos SAB de CV (M)	7,629	285

Total Common Stock (Cost $417,591)		285

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Cash Management Bill 0.11% (N), 08/04/2020	$ 9,300,000	$ 9,297,276
U.S. Treasury Bill 0.13% (N), 07/23/2020	5,900,000	5,898,299

Total Short-Term U.S. Government Obligations (Cost $15,195,575)		15,195,575

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (N)	12,308,038	12,308,038

Total Other Investment Company (Cost $12,308,038)		12,308,038

	Principal	Value
REPURCHASE AGREEMENTS - 4.7%
Fixed Income Clearing Corp., 0.00% (N), dated 04/30/2020, to be repurchased at $283,951 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $294,501.	$ 283,951	283,951
HSBC Bank PLC, 0.07% (N), dated 04/30/2020, to be repurchased at $27,700,054 on 05/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 10/31/2020, and with a value of $28,600,596.	27,700,000	27,700,000

Principal		Value
REPURCHASE AGREEMENTS (continued)
Total Repurchase Agreements (Cost $27,983,951)		$ 27,983,951

Total Investments Excluding Options Purchased (Cost $790,725,970)		820,734,894
Total Options Purchased - 0.0% (L) (Cost $15,112)		8,822

Total Investments (Cost $790,741,082)		820,743,716
Net Other Assets (Liabilities) - (36.9)%		(221,276,110)

Net Assets - 100.0%		$ 599,467,606

Face Value		Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (13.5)% (O)

Bank of Nova Scotia, 0.24% (N), dated 04/09/2020, to be repurchased at $(8,236,244) on 07/09/2020. Collateralized by U.S. Government Obligations, 1.38% - 2.88%, due 05/15/2029 - 08/15/2045, and with a total value of $(8,317,103).

	$ (8,231,250)	$ (8,232,457)
Bank of Nova Scotia, 0.24% (N), dated 04/13/2020, to be repurchased at $(72,843,415) on 07/13/2020. Collateralized by U.S. Government Obligations, 1.38% - 2.63%, due 12/31/2021 - 02/15/2044, and with a total value of $(73,167,110).	(72,799,250)	(72,807,986)

Total Reverse Repurchase Agreements	$ (81,030,500)	$ (81,040,443)

EXCHANGE-TRADED OPTIONS PURCHASED:
Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year U.S. Treasury Note Futures	USD	200.00	05/22/2020	USD	834,360	6	$ 6,007	$ 6
Call - U.S. Treasury Note Futures	USD	196.00	05/22/2020	USD	23,171,840	128	1,102	8,000
Put - 5-Year U.S. Treasury Note Futures	USD	113.00	05/22/2020	USD	101,136,880	806	6,940	806
Put - 10-Year U.S. Treasury Note Futures	USD	119.50	05/22/2020	USD	973,420	7	60	7
Put - 10-Year U.S. Treasury Note Futures	USD	120.00	05/22/2020	USD	417,180	3	26	3

Total							$ 14,135	$ 8,822

OVER-THE-COUNTER OPTIONS PURCHASED:
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.00%, TBA	JPM	USD	72.00	05/06/2020	USD	25,000,000	25,000,000	$ 977	$ 0(P	)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:
Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 29	BNP	Pay	0.80	06/17/2020	USD	2,800,000	$ (2,954)	$ (16,667)
Put - North America Investment Grade Index - Series 30	MSC	Pay	0.85	06/17/2020	USD	900,000	(1,161)	(4,371)
Put - North America Investment Grade Index - Series 30	DUB	Pay	0.85	06/17/2020	USD	600,000	(690)	(2,914)

Total							$ (4,805)	$ (23,952)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$ (4,805)	$ (23,952)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2020 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 2.45%, 06/30/2020	1.00%	Quarterly	12/20/2020	1.02%	USD	900,000	$1,056	$4,301	$(3,245)
Boeing Co., 8.75%, 08/15/2021	1.00	Quarterly	12/20/2020	3.97	USD	1,500,000	(26,771)	6,553	(33,324)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	1.70	USD	600,000	(13,056)	(21,487)	8,431
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	1.76	USD	200,000	(5,507)	(490)	(5,017)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	1.83	USD	700,000	(23,555)	(8,922)	(14,633)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.57	USD	1,000,000	6,093	3,930	2,163
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.61	USD	1,400,000	10,610	6,538	4,072
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	4.37	EUR	1,300,000	(195,432)	(6,513)	(188,919)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.34	EUR	1,200,000	20,094	(21,825)	41,919

Total							$(226,468)	$(37,915)	$(188,553)

Interest Rate Swap Agreements
Floating Rate Index	Pay/ Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$557,208	$(159)	$557,367
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2030	GBP	600,000	(19,491)	5,851	(25,342)
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2050	GBP	1,000,000	(117,659)	23,821	(141,480)
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	06/17/2050	GBP	4,700,000	(989,848)	85,149	(1,074,997)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/18/2026	JPY	350,000,000	398	(2,123)	2,521

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)
Floating Rate Index	Pay/ Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.00%	Semi-Annually	09/18/2026	JPY	560,000,000	$628	$(3,223)	$3,851
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/19/2026	JPY	207,000,000	156	28	128
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/19/2026	JPY	207,000,000	722	28	694
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	252,000,000	(3,418)	323	(3,741)
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	10/22/2038	JPY	90,000,000	—	(63,319)	63,319
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/22/2039	JPY	650,000,000	—	(2,012)	2,012
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/22/2039	JPY	410,000,000	—	(1,329)	1,329
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/28/2039	JPY	90,000,000	49	(28,390)	28,439
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	78,000,000	(10,877)	—	(10,877)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	78,000,000	(10,342)	—	(10,342)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	560,000,000	5,564	(229)	5,793
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	1,733	—	1,733
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	1,609	—	1,609
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	350,000,000	2,255	—	2,255
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	104,000,000	(672)	—	(672)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	210,000,000	(1,492)	—	(1,492)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	420,000,000	(3,720)	—	(3,720)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	90,000,000	(5,694)	—	(5,694)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	650,000,000	(18,564)	50,648	(69,212)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	410,000,000	(11,335)	7,605	(18,940)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	1,120,000,000	(238,808)	(45,560)	(193,248)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,260,000,000	(489,121)	(72,945)	(416,176)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(214,548)	(24,897)	(189,651)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(80,078)	16,799	(96,877)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	252,102	35,167	216,935
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(181,930)	(26,848)	(155,082)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(267,741)	15,339	(283,080)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	522,000,000	(554,797)	13,544	(568,341)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	767,200,000	(847,731)	38,435	(886,166)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	60,000,000	(70,254)	190	(70,444)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(104,581)	—	(104,581)

Total							$(3,420,277)	$21,893	$(3,442,170)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (Q)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2020 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	3.96%	USD	1,900,000	$ (209,872)	$ (62,631)	$ (147,241)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	12/20/2024	1.57	USD	1,500,000	(36,888)	8,555	(45,443)

Total								$ (246,760)	$ (54,076)	$ (192,684)

Value
OTC Swap Agreements, at value (Liabilities)	$(246,760)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FUTURES CONTRACTS:
Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	624	06/30/2020	$76,344,194	$78,302,249	$1,958,055	$—
10-Year U.S. Treasury Note	374	06/19/2020	51,739,924	52,009,375	269,451	—
German Euro BUXL	2	06/08/2020	477,485	480,420	2,935	—
OTC Put Options Exercise Price EUR 106 on German Euro Bund Futures	123	05/22/2020	1,417	1,348	—	(69)
OTC Put Options Exercise Price EUR 155 on German Euro Bund Futures	31	05/22/2020	357	340	—	(17)

Total					$2,230,441	$(86)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bond	(317)	06/19/2020	$(54,917,019)	$(57,386,906)	$—	$(2,469,887)
German Euro Bund	(2)	06/08/2020	(383,151)	(382,298)	853	—

Total					$853	$(2,469,887)

Total Futures Contracts					$2,231,294	$(2,469,973)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/04/2020	GBP	5,743,000	USD	7,026,325	$207,048	$—
BNP	05/04/2020	USD	576,428	EUR	525,000	1,068	—
BNP	05/05/2020	USD	706,166	EUR	649,000	—	(5,101)
BNP	05/05/2020	EUR	4,745,000	USD	5,160,485	39,761	—
BNP	05/15/2020	GBP	953,000	USD	1,174,939	25,426	—
BOA	05/15/2020	USD	1,458,646	JPY	152,300,000	39,174	—
CITI	05/04/2020	USD	7,147,199	GBP	5,743,000	—	(86,174)
CITI	05/05/2020	EUR	3,137,000	USD	3,377,640	60,331	—
CITI	05/15/2020	USD	18,254,722	GBP	14,147,000	435,655	—
CITI	05/15/2020	USD	12,149,630	JPY	1,341,500,000	—	(353,465)
CITI	05/15/2020	JPY	1,424,000,000	USD	13,057,901	214,115	—
CITI	06/02/2020	GBP	5,743,000	USD	7,148,193	86,049	—
CITI	07/02/2020	USD	3,989,707	BRL	16,900,000	895,633	—
DUB	05/05/2020	USD	85,774	BRL	440,581	4,784	—
DUB	05/05/2020	BRL	440,581	USD	81,183	—	(193)
GSB	05/15/2020	USD	673,430	GBP	577,000	—	(53,339)
GSB	05/15/2020	GBP	8,086,000	USD	9,877,354	307,488	—
HSBC	05/04/2020	USD	1,336,490	AUD	2,181,000	—	(84,772)
HSBC	05/04/2020	USD	217,590	CAD	309,000	—	(4,400)
HSBC	05/05/2020	USD	81,183	BRL	440,581	193	—
HSBC	05/05/2020	USD	688,267	EUR	633,000	—	(5,465)
HSBC	05/05/2020	EUR	3,184,000	USD	3,452,148	37,333	—
HSBC	05/05/2020	BRL	440,581	USD	81,589	—	(598)
HSBC	05/15/2020	USD	6,059,233	GBP	4,710,000	126,682	—
HSBC	05/15/2020	GBP	3,617,000	USD	4,606,625	—	(50,778)
HSBC	06/02/2020	USD	81,419	BRL	440,581	625	—
HSBC	06/02/2020	USD	1,527,712	EUR	1,406,000	—	(14,036)
JPM	05/15/2020	USD	21,101,196	GBP	16,240,000	645,860	—
JPM	07/02/2020	BRL	16,900,000	USD	3,269,807	—	(175,733)
SCB	05/05/2020	USD	22,487,995	EUR	20,469,000	55,149	—
SCB	06/02/2020	USD	11,709,592	EUR	10,685,000	—	(7,033)

Total						$3,182,374	$(841,087)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$63,677,679	$—	$63,677,679
Corporate Debt Securities	—	265,939,196	—	265,939,196
Foreign Government Obligations	—	16,647,793	—	16,647,793
Mortgage-Backed Securities	—	47,837,533	—	47,837,533
Municipal Government Obligations	—	2,778,049	—	2,778,049
U.S. Government Agency Obligations	—	160,994,721	—	160,994,721
U.S. Government Obligations	—	207,372,074	—	207,372,074
Common Stock	285	—	—	285
Short-Term U.S. Government Obligations	—	15,195,575	—	15,195,575
Other Investment Company	12,308,038	—	—	12,308,038
Repurchase Agreements	—	27,983,951	—	27,983,951
Exchange-Traded Options Purchased	8,822	—	—	8,822
Over-the-Counter Options Purchased	—	0	—	0

Total	$12,317,145	$808,426,571	$—	$820,743,716

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$37,853	$—	$37,853
Centrally Cleared Interest Rate Swap Agreements	—	822,424	—	822,424
Futures Contracts (V)	2,231,294	—	—	2,231,294
Forward Foreign Currency Contracts (V)	—	3,182,374	—	3,182,374

Total Other Financial Instruments	$2,231,294	$4,042,651	$—	$6,273,945

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(81,040,443)	$—	$(81,040,443)
Over-the-Counter Credit Default Swaptions Written	—	(23,952)	—	(23,952)
Centrally Cleared Credit Default Swap Agreements	—	(264,321)	—	(264,321)
Centrally Cleared Interest Rate Swap Agreements	—	(4,242,701)	—	(4,242,701)
Over-the-Counter Credit Default Swap Agreements	—	(246,760)	—	(246,760)
Futures Contracts (V)	(2,469,973)	—	—	(2,469,973)
Forward Foreign Currency Contracts (V)	—	(841,087)	—	(841,087)

Total Other Financial Instruments	$(2,469,973)	$(86,659,264)	$—	$(89,129,237)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the total value of 144A securities is $151,616,426, representing 25.3% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the total value of Regulation S securities is $15,866,754, representing 2.6% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,258,599, collateralized by cash collateral of $12,308,038 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,362,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended April 30, 2020 was $996,670 at a weighted average interest rate of 1.01%.
(I)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,620,730.
(J)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,275,772.
(K)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $328,402.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Non-income producing security.
(N)	Rates disclosed reflect the yields at April 30, 2020.
(O)	The average amount of reverse repurchase agreements outstanding during the period ended April 30, 2020 was $161,827,153 at a weighted average interest rate of 1.63%.
(P)	Rounds to less than $1 or $(1).
(Q)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PEN	Peruvian Sol
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2020

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OTC	Over-the-Counter
PIK	Payment in-kind
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2020

(unaudited)

	Transamerica Core Bond	Transamerica Global Real Estate Securities	Transamerica Mid Cap Value	Transamerica Total Return
Assets:
Investments, at value (A) (B)	$1,055,739,563	$13,840,901	$102,642,032	$792,759,765
Repurchase agreements, at value (C)	22,218,724	3,183,496	4,099,602	27,983,951
Cash	2,905,767	—	13,998	962
Cash collateral pledged at broker for:
Centrally cleared swap agreements	—	—	—	554,000
Foreign currency, at value (D)	—	52,855	—	1,459,470
Receivables and other assets:
Investments sold	4,457,679	69,749	133,724	3,916,735
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	—	548,018,113
Net income from securities lending	15,183	73	257	5,040
Dividends	—	49,495	29,184	—
Interest	4,377,832	—	—	4,109,612
Tax reclaims	—	3,136	—	—
Variation margin receivable on centrally cleared swap agreements	—	—	—	319,554
Variation margin receivable on futures contracts	—	—	—	449,954
Unrealized appreciation on forward foreign currency contracts	—	13,982	—	3,182,374
Prepaid expenses	2,098	41	260	960
Total assets	1,089,716,846	17,213,728	106,919,057	1,382,760,490

Liabilities:
Cash collateral received upon return of:
Securities on loan	81,802,926	94,022	436,823	12,308,038
Cash collateral at broker for:
TBA commitments	—	—	—	6,426,000
OTC derivatives (G)	—	—	—	2,580,557
Written options and swaptions, at value (E)	—	—	—	23,952
Reverse repurchase agreements, at value (F)	—	—	—	81,040,443
OTC swap agreements, at value	—	—	—	246,760
Payables and other liabilities:
Investments purchased	3,600,587	58,766	182,464	—
When-issued, delayed-delivery, forward and TBA commitments purchased	1,211,570	—	—	679,034,121
Shares of beneficial interest redeemed	4,126,965	3,199,541	86,147	310,838
Investment management fees	368,171	10,293	71,998	296,885
Transfer agent fees	6,380	100	614	3,685
Trustees, CCO and deferred compensation fees	5,459	160	987	3,194
Audit and tax fees	28,607	11,164	9,516	24,299
Custody fees	124,985	81,579	8,500	132,333
Legal fees	12,753	245	1,670	8,661
Printing and shareholder reports fees	6,617	487	1,134	4,173
Registration fees	1,144	8,162	330	807
Other accrued expenses	11,023	4,581	2,358	7,051
Unrealized depreciation on forward foreign currency contracts	—	11,761	—	841,087
Total liabilities	91,307,187	3,480,861	802,541	783,292,884
Net assets	$998,409,659	$13,732,867	$106,116,516	$599,467,606

Net assets consist of:
Paid-in capital	$930,919,194	$15,054,196	$72,386,231	$567,708,017
Total distributable earnings (accumulated losses)	67,490,465	(1,321,329)	33,730,285	31,759,589
Net assets	$998,409,659	$13,732,867	$106,116,516	$599,467,606
Shares outstanding (unlimited shares, no par value)	95,460,182	1,181,101	11,013,566	55,933,721
Net asset value and offering price per share	$10.46	$11.63	$9.64	$10.72

(A) Investments, at cost	$1,004,004,126	$14,001,915	$77,365,683	$762,757,131
(B) Securities on loan, at value	$115,002,786	$502,221	$1,932,773	$20,258,599
(C) Repurchase agreements, at cost	$22,218,724	$3,183,496	$4,099,602	$27,983,951
(D) Foreign currency, at cost	$—	$53,065	$—	$1,463,273
(E) Premium received on written options and swaptions	$—	$—	$—	$(4,805)
(F) Reverse repurchase agreements, at face value	$—	$—	$—	$81,030,500

(G)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS

For the period ended April 30, 2020

(unaudited)

	Transamerica Core Bond	Transamerica Global Real Estate Securities	Transamerica Mid Cap Value	Transamerica Total Return
Investment Income:
Dividend income	$—	$313,279	$1,559,748	$—
Interest income	17,279,261	733	5,470	10,446,566
Net income from securities lending	28,191	317	1,778	20,179
Withholding taxes on foreign income	669	(11,744)	—	3,745
Total investment income	17,308,121	302,585	1,566,996	10,470,490

Expenses:
Investment management fees	2,339,838	75,504	547,315	2,052,045
Transfer agent fees	40,830	735	4,724	22,895
Trustees, CCO and deferred compensation fees	13,764	291	1,801	7,725
Audit and tax fees	29,120	11,368	11,414	26,283
Custody fees	110,418	71,652	7,977	123,745
Legal fees	24,457	466	3,052	14,772
Printing and shareholder reports fees	6,730	762	1,388	4,505
Registration fees	6,610	11,791	1,639	4,184
Interest expense on sale-buybacks	—	—	—	5,084
Filing fees	7,476	12,326	2,284	4,976
Other	15,664	1,031	1,905	11,892
Total expenses before waiver and/or reimbursement and recapture	2,594,907	185,926	583,499	2,278,106
Expense waived and/or reimbursed	—	—	—	(194,477)
Net expenses	2,594,907	185,926	583,499	2,083,629

Net investment income (loss)	14,713,214	116,659	983,497	8,386,861

Net realized gain (loss) on:
Investments	20,129,420	(750,293)	8,708,999	10,513,903
Written options and swaptions	—	—	—	154,911
Swap agreements	—	5,312	—	247,479
Futures contracts	—	—	—	(2,048,639)
Forward foreign currency contracts	—	(623)	—	(827,573)
Foreign currency transactions	—	(2,953)	—	(311,585)
TBA short commitments	—	—	—	(313,257)
Net realized gain (loss)	20,129,420	(748,557)	8,708,999	7,415,239

Net change in unrealized appreciation (depreciation) on:
Investments	551,735	(3,338,446)	(33,908,900)	(3,715)
Written options and swaptions	—	—	—	(63,897)
Swap agreements	—	(1,530)	—	(431,250)
Futures contracts	—	—	—	262,929
Forward foreign currency contracts	—	1,983	—	5,377,480
Translation of assets and liabilities denominated in foreign currencies	—	828	—	90,286
Net change in unrealized appreciation (depreciation)	551,735	(3,337,165)	(33,908,900)	5,231,833
Net realized and change in unrealized gain (loss)	20,681,155	(4,085,722)	(25,199,901)	12,647,072
Net increase (decrease) in net assets resulting from operations	$35,394,369	$(3,969,063)	$(24,216,404)	$21,033,933

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Core Bond		Transamerica Global Real Estate Securities		Transamerica Mid Cap Value
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$14,713,214	$32,601,090	$116,659	$279,917	$983,497	$1,572,028
Net realized gain (loss)	20,129,420	4,845,574	(748,557)	1,318,784	8,708,999	11,306,161
Net change in unrealized appreciation (depreciation)	551,735	87,934,165	(3,337,165)	2,570,124	(33,908,900)	1,489,868
Net increase (decrease) in net assets resulting from operations	35,394,369	125,380,829	(3,969,063)	4,168,825	(24,216,404)	14,368,057

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(15,659,967)	(34,419,718)	(1,502,983)	(623,318)	(12,553,396)	(32,341,429)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(15,659,967)	(34,419,718)	(1,502,983)	(623,318)	(12,553,396)	(32,341,429)

Capital share transactions:
Proceeds from shares sold	43,082,599	13,919,165	1,846,232	102,677	5,310,630	2,824,740
Dividends and/or distributions reinvested	15,659,967	34,419,718	1,502,983	623,318	12,553,396	32,341,429
Cost of shares redeemed	(195,396,864)	(196,251,611)	(5,973,873)	(4,656,328)	(14,212,303)	(30,074,176)
Net increase (decrease) in net assets resulting from capital share transactions	(136,654,298)	(147,912,728)	(2,624,658)	(3,930,333)	3,651,723	5,091,993
Net increase (decrease) in net assets	(116,919,896)	(56,951,617)	(8,096,704)	(384,826)	(33,118,077)	(12,881,379)

Net assets:
Beginning of period/year	1,115,329,555	1,172,281,172	21,829,571	22,214,397	139,234,593	152,115,972
End of period/year	$998,409,659	$1,115,329,555	$13,732,867	$21,829,571	$106,116,516	$139,234,593

Capital share transactions - shares:
Shares issued	4,169,122	1,416,459	137,128	7,158	604,934	229,266
Shares reinvested	1,523,925	3,471,146	107,433	47,086	1,013,188	2,978,032
Shares redeemed	(18,911,877)	(19,788,527)	(487,426)	(333,265)	(1,285,952)	(2,389,577)
Net increase (decrease) in shares outstanding	(13,218,830)	(14,900,922)	(242,865)	(279,021)	332,170	817,721

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Total Return
	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$8,386,861	$20,075,209
Net realized gain (loss)	7,415,239	19,903,426
Net change in unrealized appreciation (depreciation)	5,231,833	30,323,400
Net increase (decrease) in net assets resulting from operations	21,033,933	70,302,035

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(15,739,319)	(17,911,910)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(15,739,319)	(17,911,910)

Capital share transactions:
Proceeds from shares sold	52,341,357	2,689,511
Dividends and/or distributions reinvested	15,739,319	17,911,910
Cost of shares redeemed	(104,377,287)	(188,564,211)
Net increase (decrease) in net assets resulting from capital share transactions	(36,296,611)	(167,962,790)
Net increase (decrease) in net assets	(31,001,997)	(115,572,665)

Net assets:
Beginning of period/year	630,469,603	746,042,268
End of period/year	$599,467,606	$630,469,603

Capital share transactions - shares:
Shares issued	4,989,392	263,661
Shares reinvested	1,519,920	1,767,006
Shares redeemed	(10,029,922)	(18,378,709)
Net increase (decrease) in shares outstanding	(3,520,610)	(16,348,042)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENT OF CASH FLOWS

For the period ended April 30, 2020

(unaudited)

Transamerica Total Return
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$21,033,933

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(2,307,509,665)
Proceeds from long-term investments	2,662,197,484
Purchases to cover securities sold short	(307,693,308)
Proceeds from securities sold short	307,380,051
Net purchases/proceeds of short-term investments	(34,826,264)
Net change in unrealized (appreciation) depreciation	(5,231,833)
Net realized (gain) loss	(7,415,239)
Net amortization (accretion) of discount and premium	(163,982)
(Increase) decrease in receivables for investments sold	(205,309,507)
(Increase) decrease in receivables for interest	1,141,760
(Increase) decrease in receivable for tax reclaim	5,706
(Increase) decrease in receivables for net income from securities lending	348
(Increase) decrease in prepaid expenses	(960)
Increase (decrease) in payables for investments purchased	77,821,251
Increase (decrease) in accrued liabilities	(24,312)
Increase (decrease) in collateral for securities on loan	(40,887)
Net cash provided by (used for) swap agreement transactions	1,440,407
Net cash provided by (used for) written options and swaptions transactions	96,411
Net cash provided by (used for) in futures contracts transactions	(1,296,770)
Net cash provided by (used for) in forward foreign currency contracts	(6,205,053)
Net cash provided by (used for) foreign currency transactions	(131,013)
Net cash provided by (used for) operating activities	195,268,558

Cash flows from financing activities:
Increase (decrease) in payable to custodian for cash overdraft	(1,890)
Increase (decrease) in payable reverse repurchase agreements	(156,274,793)
Proceeds from shares sold, net of receivable for shares sold	52,341,357
Payment of shares redeemed, net of payable for shares redeemed	(104,522,964)
Proceeds from Sale-buyback financing transactions	105,746,563
Payments from Sale-buyback financing transactions	(103,372,610)
Net cash provided by (used for) financing activities	(206,084,337)
Net increase (decrease) in cash and foreign currencies	(10,815,779)
Cash and foreign currencies, at beginning of period (A)	$3,823,654
Cash and foreign currencies, at end of period (A)	$(6,992,125)

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$5,084
Non-cash financing activities included herein consist of reinvestment of distributions	$15,739,319

(A)	For the period ended April 30, 2020, the beginning and ending cash balances consist of the following:

	Beginning of Period	End of Period
Assets:
Cash	$—	$962
Cash collateral pledged at broker:
Reverse repurchase agreements	903,000	—
Centrally cleared swap agreements	1,371,000	554,000
Foreign currency, at value	2,564,654	1,459,470
Total assets	4,838,654	2,014,432

Liabilities:
Cash collateral received at broker:
TBA Commitments	685,000	6,426,000
OTC derivatives	330,000	2,580,557
Total liabilities	1,015,000	9,006,557
Net cash per statement of assets and liabilities	$3,823,654	$(6,992,125)
Total cash and foreign currencies per statement of cash flows	$3,823,654	$(6,992,125)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017		October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.26		$9.49	$9.97		$10.15		$10.02		$10.16

Investment operations:
Net investment income (loss) (A)	0.14		0.28	0.28		0.26		0.24	(B)	0.27
Net realized and unrealized gain (loss)	0.21		0.79	(0.46)		(0.15)		0.16		(0.03)
Total investment operations	0.35		1.07	(0.18)		0.11		0.40		0.24

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.30)	(0.30)		(0.29)		(0.27)		(0.30)
Net realized gains	—		—	—		—		—		(0.08)
Total dividends and/or distributions to shareholders	(0.15)		(0.30)	(0.30)		(0.29)		(0.27)		(0.38)

Net asset value, end of period/year	$10.46		$10.26	$9.49		$9.97		$10.15		$10.02
Total return	3.43	%(C)	11.40%	(1.84)%		1.11%		4.03%		2.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$998,410		$1,115,330	$1,172,281		$1,309,829		$1,267,278		$930,168
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48	%(D)	0.47%	0.46%		0.49%		0.49%		0.52%
Including waiver and/or reimbursement and recapture	0.48	%(D)	0.47%	0.46	%(E)	0.49	%(E)	0.48	%(B)	0.52%
Net investment income (loss) to average net assets	2.70	%(D)	2.83%	2.85%		2.60%		2.40	%(B)	2.65%
Portfolio turnover rate	12	%(C)	13%	28%		29%		22%		17%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Global Real Estate Securities
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$15.33		$13.04	$14.07	$13.84	$14.26		$14.42

Investment operations:
Net investment income (loss) (A)	0.08		0.18	0.20	0.19	0.30	(B)	0.22
Net realized and unrealized gain (loss)	(2.69)		2.50	(0.70)	0.51	(0.39)		(0.06)
Total investment operations	(2.61)		2.68	(0.50)	0.70	(0.09)		0.16

Dividends and/or distributions to shareholders:
Net investment income	(0.58)		(0.39)	(0.53)	(0.47)	(0.33)		(0.32)
Net realized gains	(0.51)		—	—	—	—		—
Total dividends and/or distributions to shareholders	(1.09)		(0.39)	(0.53)	(0.47)	(0.33)		(0.32)

Net asset value, end of period/year	$11.63		$15.33	$13.04	$14.07	$13.84		$14.26
Total return	(18.29	)%(C)	21.12%	(3.76)%	5.26%	(0.65)%		1.13%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,733		$21,830	$22,214	$27,333	$38,432		$51,635
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(D)	1.62%	1.64%	1.44%	1.22%		1.15%
Including waiver and/or reimbursement and recapture	1.90	%(D)	1.62%	1.64%	1.44%	1.16	%(B)	1.15%
Net investment income (loss) to average net assets	1.19	%(D)	1.28%	1.46%	1.39%	2.12	%(B)	1.52%
Portfolio turnover rate	65	%(C)	149%	150%	109%	52%		49%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.06% higher and 0.06% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$13.04		$15.42	$17.02		$15.60	$15.95		$17.77

Investment operations:
Net investment income (loss) (A)	0.09		0.14	0.20		0.14	0.13	(B)	0.17
Net realized and unrealized gain (loss)	(2.28)		0.85	(0.17	)(C)	2.44	0.64		0.57
Total investment operations	(2.19)		0.99	0.03		2.58	0.77		0.74

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.23)	(0.16)		(0.15)	(0.13)		(0.17)
Net realized gains	(1.05)		(3.14)	(1.47)		(1.01)	(0.99)		(2.39)
Total dividends and/or distributions to shareholders	(1.21)		(3.37)	(1.63)		(1.16)	(1.12)		(2.56)

Net asset value, end of period/year	$9.64		$13.04	$15.42		$17.02	$15.60		$15.95
Total return	(18.89	)%(D)	10.78%	(0.17)%		17.08%	5.24%		3.96%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$106,117		$139,235	$152,116		$215,915	$260,300		$271,303
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.93	%(E)	0.91%	0.91%		0.89%	0.89%		0.88%
Including waiver and/or reimbursement and recapture	0.93	%(E)	0.91%	0.91%		0.89%	0.88	%(B)	0.88%
Net investment income (loss) to average net assets	1.56	%(E)	1.10%	1.25%		0.84%	0.84	%(B)	1.02%
Portfolio turnover rate	11	%(D)	9%	19%		11%	23%		14%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Total Return
	April 30, 2020 (unaudited)		October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015
Net asset value, beginning of period/year	$10.60		$9.84		$10.28	$10.43	$10.46		$10.65

Investment operations:
Net investment income (loss) (A)	0.14		0.29		0.23	0.22	0.24	(B)	0.19
Net realized and unrealized gain (loss)	0.25		0.73		(0.47)	0.06	0.23		(0.02)
Total investment operations	0.39		1.02		(0.24)	0.28	0.47		0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.26)		(0.20)	(0.16)	(0.31)		(0.18)
Net realized gains	(0.08)		—		—	(0.27)	(0.19)		(0.18)
Total dividends and/or distributions to shareholders	(0.27)		(0.26)		(0.20)	(0.43)	(0.50)		(0.36)

Net asset value, end of period/year	$10.72		$10.60		$9.84	$10.28	$10.43		$10.46
Total return	3.78	%(C)	10.50%		(2.34)%	2.87%	4.70%		1.62%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$599,468		$630,470		$746,042	$625,067	$556,626		$608,634
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.75%		0.78%	0.76%	0.78%		0.79%
Including waiver and/or reimbursement and recapture	0.68	%(D)	0.71	%(E)	0.75%	0.76%	0.76	%(B)	0.79%
Net investment income (loss) to average net assets	2.75	%(D)	2.87%		2.31%	2.13%	2.35	%(B)	1.78%
Portfolio turnover rate (F)	9	%(C)	32%		38%	84%	31%		62%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses outside the operating expense limit.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS

At April 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Fund

Transamerica Core Bond (“Core Bond”)

Transamerica Global Real Estate Securities (“Global Real Estate Securities”)

Transamerica Mid Cap Value (“Mid Cap Value”)

Transamerica Total Return (“Total Return”)

Global Real Estate Securities is a “non-diversified” fund, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2020, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Mid Cap Value	$1,369

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, little or no illiquid investments, and little or no investments classified as Level 3 of the fair value hierarchy in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, illiquid investments, or Level 3 classified securities

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Total Return using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2020, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2020, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by the Funds’ and the counterparty. Cash collateral that has been pledged to cover the obligations of the Funds’ and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by the Funds’, if any, is disclosed within the Schedule of Investments. Typically, the Funds’ are permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to the Funds’ are not fully collateralized, contractually or otherwise, the Funds’ bear the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2020, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2020, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2020.

Repurchase agreements at April 30, 2020, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

Open reverse repurchase agreements at April 30, 2020, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities. The interest expense is included in Interest income on the Statements of Operations.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2020, Total Return earned price drop fee income of $230,272. The price drop fee is included in Interest income within the Statements of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statements of Assets and Liabilities. The interest expense is included within Interest income on the Statements of Operations. In periods of increased demand of the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds, and is included in Interest income on the Statements of Operations.

Open sale-buyback financing transactions at April 30, 2020, if any, are identified within the Schedule of Investments.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2020, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2020. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Core Bond
Securities Lending Transactions
Corporate Debt Securities	$6,693,443	$—	$—	$—	$6,693,443
Foreign Government Obligations	637,516	—	—	—	637,516
U.S. Government Obligations	74,471,967	—	—	—	74,471,967
Total Securities Lending Transactions	$81,802,926	$—	$—	$—	$81,802,926
Total Borrowings	$81,802,926	$—	$—	$—	$81,802,926

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$94,022	$—	$—	$—	$94,022
Total Borrowings	$94,022	$—	$—	$—	$94,022

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Mid Cap Value
Securities Lending Transactions
Common Stocks	$436,823	$—	$—	$—	$436,823
Total Borrowings	$436,823	$—	$—	$—	$436,823

Total Return
Securities Lending Transactions
Corporate Debt Securities	$6,200,933	$—	$—	$—	$6,200,933
U.S. Government Obligations	6,107,105	—	—	—	6,107,105
Total Securities Lending Transactions	$12,308,038	$—	$—	$—	$12,308,038
Reverse Repurchase Agreements
U.S. Government Obligations	$—	$—	$81,040,443	$—	$81,040,443
Total Borrowings	$12,308,038	$—	$81,040,443	$—	$93,348,481

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2020, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Fund, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at April 30, 2020, if any, are listed within the Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2020, if any, are listed within the Schedule of Investments. Open futures contracts at April 30, 2020, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Managed Futures Strategy utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open forward foreign currency contracts at April 30, 2020, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2020. Funds not listed in the subsequent tables do not have direct exposure to derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$13,982	—	$—	—	$13,982
Total	$—	$13,982	—	$—	—	$13,982

Total Return
Purchased options and swaptions:
Investments, at value (A)	$8,822	$—	$—	$—	$—	$8,822
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	822,424	—	—	37,853	—	860,277
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	2,231,294	—	—	—	—	2,231,294
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	3,182,374	—	—	—	3,182,374
Total	$3,062,540	$3,182,374	$—	$37,853	$—	$6,282,767

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(11,761)	$—	$—	$—	$(11,761)
Total	$—	$(11,761)	$—	$—	$—	$(11,761)

Total Return
Written options and swaptions:
Written options and swaptions, at value (A)	$(23,952)	$—	$—	$—	$—	$(23,952)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(4,242,701)	—	—	(264,321)	—	(4,507,022)
OTC Swaps:
OTC swap agreements, at value	—	—	—	(246,760)	—	(246,760)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(2,469,973)	—	—	—	—	(2,469,973)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(841,087)	—	—	—	(841,087)
Total	$(6,736,626)	$(841,087)	$—	$(511,081)	$—	$(8,088,794)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2020.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Swap agreements	$—	$—	$5,312	$—	$—	$5,312
Forward foreign currency contracts	—	(623)	—	—	—	(623)
Total	$—	$(623)	$5,312	$—	$—	$4,689

Total Return
Purchased options and swaptions (A)	$(44,263)	$(900)	$—	$—	$—	$(45,163)
Written options and swaptions	154,911	—	—	—	—	154,911
Swap agreements	(759,847)	—	—	1,007,326	—	247,479
Futures contracts	(2,048,639)	—	—	—	—	(2,048,639)
Forward foreign currency contracts	—	(827,573)	—	—	—	(827,573)
Total	$(2,697,838)	$(828,473)	$—	$1,007,326	$—	$(2,518,985)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Real Estate Securities
Swap agreements	$—	$—	$(1,530)	$—	$—	$(1,530)
Forward foreign currency contracts	—	1,983	—	—	—	1,983
Total	$—	$1,983	$(1,530)	$—	$—	$453

Total Return
Purchased options and swaptions (B)	$32,552	$891	$—	$—	$—	$33,443
Written options and swaptions	(44,750)	—	—	(19,147)	—	(63,897)
Swap agreements	(45,280)	—	—	(385,970)	—	(431,250)
Futures contracts	262,929	—	—	—	—	262,929
Forward foreign currency contracts	—	5,377,480	—	—	—	5,377,480
Total	$205,451	$5,378,371	$—	$(405,117)	$—	$5,178,705

(A)	Included within Net realized gain (loss) on Investments in the Statements of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2020.

	Global Real Estate Securities	Total Return
Options:
Average value of option contracts purchased	$—	$22,990
Average notional value of swaption contracts purchased	—	142,857
Average value of option contracts written	—	(114,166)
Average notional value of swaption contracts written	—	(3,385,714)
Credit default swaps:
Average notional value – buy protection	—	40,885,714
Average notional value – sell protection	—	18,053,732
Interest rate swaps:
Average notional value – pays fixed rate	—	79,584,749
Average notional value – receives fixed rate	—	47,227,874
Total return swaps:
Average notional value – long	33,532	—

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Global Real Estate Securities	Total Return
Futures contracts:
Average notional value of contracts – long	$—	$182,232,444
Average notional value of contracts – short	—	(126,259,607)
Forward foreign currency exchange contracts:
Average amounts purchased – in USD	2,875,037	96,519,723
Average amounts sold – in USD	2,698,942	156,456,426

The applicable Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2020. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the year.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Global Real Estate Securities
Bank of America, N.A.	$1,673	$(1,673)	$—	$—	$2,179	$(1,673)	$—	$506
BNP Paribas	—	—	—	—	92	—	—	92
Citibank, N.A.	1,918	(81)	—	1,837	81	(81)	—	—
Goldman Sachs International	1,352	(44)	—	1,308	44	(44)	—	—
HSBC Bank USA	845	(845)	—	—	1,520	(845)	—	675
JPMorgan Chase Bank, N.A.	3,544	(3,544)	—	—	6,553	(3,544)	—	3,009
State Street Bank & Trust Co.	3,599	(1,287)	—	2,312	1,287	(1,287)	—	—
UBS AG	1,051	(5)	—	1,046	5	(5)	—	—

Total	$13,982	$(7,479)	$—	$6,503	$11,761	$(7,479)	$—	$4,282

Total Return
Bank of America, N.A.	$39,174	$—	$—	$39,174	$—	$—	$—	$—
Barclays Bank PLC	207,048	—	—	207,048	—	—	—	—
BNP Paribas	66,255	(21,768)	—	44,487	21,768	(21,768)	—	—
Citibank, N.A.	1,691,783	(439,639)	(1,252,144)	—	439,639	(439,639)	—	—
Deutsche Bank AG	4,784	(3,107)	(1,677)	—	3,107	(3,107)	—	—
Goldman Sachs Bank	307,488	(53,339)	—	254,149	53,339	(53,339)	—	—
Goldman Sachs International	—	—	—	—	246,760	—	(246,760)	—
HSBC Bank USA	164,833	(160,049)	(4,784)	—	160,049	(160,049)	—	—
JPMorgan Chase Bank, N.A.	645,860	(175,733)	(470,127)	—	175,733	(175,733)	—	—
Morgan Stanley & Co., Inc.	—	—	—	—	4,371	—	(4,371)	—
Standard Chartered Bank	55,149	(7,033)	(48,116)	—	7,033	(7,033)	—	—
Other Derivatives (C)	3,100,393	—	—	3,100,393	6,976,995	—	—	6,976,995

Total	$6,282,767	$(860,668)	$(1,776,848)	$3,645,251	$8,088,794	$(860,668)	$(251,131)	$6,976,995

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation and may be based on only a few industries. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and extreme price volatility. An investment in emerging market securities should be considered speculative.

Fixed income risk: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund fall, the value of your investment will go down. The prices of fixed-income securities will generally go down when interest rates rise. Interest rates in the U.S. and certain foreign markets have been low

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. RISK FACTORS (continued)

relative to historic levels, so the Fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Lack of information and weaker legal systems and accounting standards also may affect the value of these securities. Foreign investments may have lower liquidity and be more difficult to value than investments in U.S. issuers.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Issuers of junk bonds are typically in weaker financial health. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities, and they may result in losses for the Funds. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

LIBOR Risk: Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Market risk: The market prices of a Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by a Fund fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a Fund’s exposure to the risks described in the Fund’s prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. RISK FACTORS (continued)

invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to a Fund.

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

As of April 30, 2020, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows:

Fund	Account Balance	Percentage of Net Assets
Core Bond	$934,012,236	93.55%
Global Real Estate Securities	10,604,520	77.22
Mid Cap Value	101,160,875	95.33
Total Return	508,048,796	84.75

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365
Global Real Estate Securities
First $250 million	0.770
Over $250 million up to $500 million	0.750
Over $500 million up to $750 million	0.700
Over $750 million	0.680

Fund	Rate
Mid Cap Value
First $100 million	0.880%
Over $100 million up to $750 million	0.830
Over $750 million up to $1.5 billion	0.810
Over $1.5 billion	0.800
Total Return
First $250 million	0.680
Over $250 million up to $500 million	0.670
Over $500 million up to $750 million	0.660
Over $750 million up to $1 billion	0.630
Over $1 billion up to $3 billion	0.600
Over $3 billion	0.570

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit	Operating Expense Limit Effective Through
Core Bond	0.60%	March 1, 2021
Global Real Estate Securities	N/A	March 1, 2021
Mid Cap Value	1.05	March 1, 2021
Total Return	0.68	March 1, 2021

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2020 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary and/or contractual basis and in addition to the operating expense limits in effect, from time to time may waive and/ or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2017, October 31, 2018, October 31, 2019 and the period ended April 30, 2020, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture by TAM during the period.

	Amounts Available
Fund	2017	2018	2019	2020	Total
Total Return	$—	$34,500	$374,151	$194,477	$603,128

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2020, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2020.

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Funds and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2020, the Funds did not engage in cross-trade transactions.

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2020, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Core Bond	$64,356,229	$65,364,720	$60,175,846	$200,708,715
Global Real Estate Securities	12,486,157	—	16,372,445	—
Mid Cap Value	13,461,583	—	21,420,505	—
Total Return	23,749,767	40,719,057	151,330,398	91,138,799

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2020, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Core Bond	$1,026,222,850	$63,656,396	$(11,920,959)	$51,735,437
Global Real Estate Securities	17,185,411	1,320,590	(1,479,383)	(158,793)
Mid Cap Value	81,465,285	35,832,542	(10,556,193)	25,276,349
Total Return	790,741,082	49,272,810	(21,010,122)	28,262,688

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. CHANGE IN ACCOUNTING PRINCIPLE

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 “Premium Amortization of Callable Debt Securities” (“ASU 2017-08”), which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date.

It is impracticable to evaluate the effect on individual prior periods, therefore the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $14,023 and $98,929 for Core Bond and Total Return, respectively. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of each Fund’s financial statements.

13. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 11-12, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2020

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2020

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2020

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

256614 04/20

© 2020 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the funds intend to no longer mail paper copies of the funds’ shareholder reports, unless you specifically request paper copies of the reports from a fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with a fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where a fund is held through that intermediary. If you are a direct shareholder with a fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2020

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report covers the six-month period ended April 30, 2020.

We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began in November 2019 with equity and credit markets strong following three consecutive rate cuts by the Federal Reserve (“Fed”) in the preceding months. The S&P 500®, NASDAQ and Dow Jones Industrial Average all closed the calendar year near their highest levels ever. As 2020 began, investors had reason for optimism based on continued economic growth, benign inflation, lower interest rates, solid credit fundamentals and rising corporate earnings growth. Uncertainties surrounded mostly U.S./China trade relations, and when a Phase I trade agreement was signed in mid-January, equity markets continued to move towards record highs, and by mid-February stocks had reached record highs, even as reports of COVID-19 and its spread within China were making their way into daily news reports.

By early March, the presence of COVID-19 was being reported globally, and as cases and fatalities quickly grew exponentially in the U.S., the Fed cut rates by 0.50%, serving as evidence to many investors of the economic risk being created by the pandemic. By mid-March, most companies had sent workers home indefinitely, schools, sporting events and local businesses had closed, and states issued stay-at-home orders, while the Fed once again cut rates, this time to a Fed Funds target of 0 - 0.25%. Economic forecasts dropped as a full-fledged recession of immense proportions was now apparent. By March 23, the S&P 500® had experienced its fastest 35% decline ever off of its February 19 record high, credit spreads had close to tripled and the 10-year U.S. Treasury yield had fallen below 1% for the first time in history. By the end of March, it was evident COVID-19 would be taking a tragic toll on human life and delivering a historic shock to the economy.

On March 27, Congress passed the CARES Act, providing more than $2 trillion in fiscal assistance to the economy. The Fed also dramatically expanded its balance sheet through additional trillions in open market purchases, and despite the first negative U.S. gross domestic product report in six years, the equity and credit markets rebounded strongly during the month of April, as daily COVID-19 case trends appeared to have peaked and guidelines for business re-openings were introduced, even as the nation braced for some of the worst economic reports since the 1930s.

Although the period ended with markets having recovered from their worst levels, uncertainties remain prevalent throughout the U.S. and global economy. While there is some belief that the worst of the pandemic may be over, this is yet to be proven out. COVID-19 has proven to be a true black swan of historic magnitude, and market volatility is likely to continue in the months ahead.

For the six-month period ended April 30, 2020, the S&P 500® returned -3.16%, while the MSCI EAFE Index, representing international developed market equities, returned -14.00%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 4.86%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns, as recent months have shown, have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

Bloomberg Barclays U.S. Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involved risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2019, and held for the entire six-month period until April 30, 2020.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2015
Class R1	$1,000.00	$987.30	$5.58	$1,019.20	$5.67	1.13%
Class R3	1,000.00	989.00	4.35	1,020.50	4.42	0.88
Class R6	1,000.00	991.20	2.38	1,022.50	2.41	0.48

Transamerica ClearTrack® 2020
Class R1	1,000.00	903.10	5.25	1,019.30	5.57	1.11
Class R3	1,000.00	904.70	4.07	1,020.60	4.32	0.86
Class R6	1,000.00	906.70	2.18	1,022.60	2.31	0.46

Transamerica ClearTrack® 2025
Class R1	1,000.00	898.00	5.24	1,019.30	5.57	1.11
Class R3	1,000.00	899.00	4.06	1,020.60	4.32	0.86
Class R6	1,000.00	901.20	2.17	1,022.60	2.31	0.46

Transamerica ClearTrack® 2030
Class R1	1,000.00	967.80	5.58	1,019.20	5.72	1.14
Class R3	1,000.00	957.80	4.33	1,020.40	4.47	0.89
Class R6	1,000.00	970.90	2.40	1,022.40	2.46	0.49

Transamerica ClearTrack® 2035
Class R1	1,000.00	955.60	5.59	1,019.10	5.77	1.15
Class R3	1,000.00	957.80	4.38	1,020.40	4.52	0.90
Class R6	1,000.00	959.50	2.44	1,022.40	2.51	0.50

Transamerica Funds	Semi-Annual Report 2020

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Ending Account Value April 30, 2020	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)

Transamerica ClearTrack® 2040
Class R1	$1,000.00	$948.30	$5.57	$1,019.10	$5.77	1.15%
Class R3	1,000.00	949.50	4.36	1,020.40	4.52	0.90
Class R6	1,000.00	950.70	2.43	1,022.40	2.51	0.50

Transamerica ClearTrack® 2045
Class R1	1,000.00	937.50	5.54	1,019.10	5.77	1.15
Class R3	1,000.00	938.00	4.29	1,020.40	4.47	0.90
Class R6	1,000.00	940.00	2.41	1,022.40	2.51	0.50

Transamerica ClearTrack® 2050
Class R1	1,000.00	928.20	5.56	1,019.10	5.82	1.16
Class R3	1,000.00	929.50	4.37	1,020.30	4.57	0.91
Class R6	1,000.00	931.50	2.45	1,022.30	2.56	0.51

Transamerica ClearTrack® 2055
Class R1	1,000.00	928.80	5.51	1,019.10	5.77	1.15
Class R3	1,000.00	930.40	4.32	1,020.40	4.52	0.90
Class R6	1,000.00	931.90	2.40	1,022.40	2.51	0.50

Transamerica ClearTrack® 2060
Class R1	1,000.00	928.50	5.56	1,019.10	5.82	1.16
Class R3	1,000.00	930.10	4.37	1,020.20	4.57	0.91
Class R6	1,000.00	932.60	2.45	1,022.30	2.56	0.51

Transamerica ClearTrack® Retirement Income
Class R1	1,000.00	1,000.70	5.62	1,019.20	5.67	1.13
Class R3	1,000.00	1,001.40	4.38	1,020.49	4.42	0.88
Class R6	1,000.00	1,003.60	2.39	1,022.50	2.41	0.48

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the Underlying ETFs in which the Funds invest. The net annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2020

Schedules of Investments Composition

At April 30, 2020

(unaudited)

Transamerica ClearTrack® 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.3%
U.S. Equity Funds	34.9
International Equity Funds	11.7
International Fixed Income Fund	5.8
Repurchase Agreement	1.4
Other Investment Company	0.7
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Transamerica ClearTrack® 2020

Asset Allocation	Percentage of Net Assets
Repurchase Agreement	94.5%
U.S. Fixed Income Funds	2.4
U.S. Equity Funds	2.2
International Equity Funds	0.8
Other Investment Company	0.2
International Fixed Income Fund	0.2
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Transamerica ClearTrack® 2025

Asset Allocation	Percentage of Net Assets
Repurchase Agreement	94.6%
U.S. Equity Funds	2.3
U.S. Fixed Income Funds	2.1
International Equity Funds	1.0
Other Investment Company	0.1
International Fixed Income Fund	0.1
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica ClearTrack® 2030

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	44.0%
U.S. Fixed Income Funds	34.0
International Equity Funds	19.2
International Fixed Income Fund	1.9
Other Investment Company	1.7
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(1.7)
Total	100.0%

Transamerica ClearTrack® 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	51.3%
U.S. Fixed Income Funds	24.1
International Equity Funds	22.2
International Fixed Income Fund	1.4
Repurchase Agreement	1.1
Other Investment Company	0.7
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Transamerica ClearTrack® 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.2%
International Equity Funds	23.9
U.S. Fixed Income Fund	18.7
Repurchase Agreement	1.4
International Fixed Income Fund	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica ClearTrack® 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	61.4%
International Equity Funds	26.5
U.S. Fixed Income Fund	11.2
Repurchase Agreement	1.0
Other Investment Company	1.0
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Transamerica ClearTrack® 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	65.2%
International Equity Funds	28.1
U.S. Fixed Income Fund	5.9
Other Investment Company	1.0
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(1.2)
Total	100.0%

Transamerica ClearTrack® 2055

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.5%
International Equity Funds	28.6
U.S. Fixed Income Fund	5.9
Other Investment Company	1.1
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Transamerica ClearTrack® 2060

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.7%
International Equity Funds	28.6
U.S. Fixed Income Fund	6.0
Other Investment Company	0.6
Net Other Assets (Liabilities)	(1.9)
Total	100.0%

Transamerica ClearTrack® Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.6%
U.S. Equity Funds	28.4
International Fixed Income Fund	10.2
International Equity Funds	6.1
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 11.7%
Vanguard FTSE Developed Markets ETF	92,450	$ 3,298,616
Vanguard FTSE Emerging Markets ETF	19,138	692,221

		3,990,837

International Fixed Income Fund - 5.8%
Vanguard Total International Bond ETF (A)	34,663	1,985,497

U.S. Equity Funds - 34.9%
Schwab U.S. Large-Cap ETF (A)	156,276	10,812,736
Schwab U.S. Small-Cap ETF	17,690	1,044,595

		11,857,331

U.S. Fixed Income Funds - 46.3%
iShares Core U.S. Aggregate Bond ETF	105,356	12,337,188
iShares TIPS Bond ETF	18,503	2,244,599
Xtrackers USD High Yield Corporate Bond ETF	25,198	1,154,572

		15,736,359

Total Exchange-Traded Funds (Cost $30,321,430)		33,570,024

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	239,850	239,850

Total Other Investment Company (Cost $239,850)		239,850

Principal	Value
REPURCHASE AGREEMENT - 1.4%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $461,844 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $476,011.

$ 461,844	$ 461,844

Total Repurchase Agreement (Cost $461,844)	461,844

Total Investments (Cost $31,023,124)	34,271,718
Net Other Assets (Liabilities) - (0.8)%	(274,895)

Net Assets - 100.0%	$ 33,996,823

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$33,570,024	$—	$—	$33,570,024
Other Investment Company	239,850	—	—	239,850
Repurchase Agreement	—	461,844	—	461,844

Total Investments	$33,809,874	$461,844	$—	$34,271,718

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $456,256, collateralized by cash collateral of $239,850 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $226,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.6%
International Equity Funds - 0.8%
Vanguard FTSE Developed Markets ETF	7,831	$ 279,410
Vanguard FTSE Emerging Markets ETF	1,605	58,053

		337,463

International Fixed Income Fund - 0.2%
Vanguard Total International Bond ETF (A)	1,572	90,044

U.S. Equity Funds - 2.2%
Schwab U.S. Large-Cap ETF	11,957	827,305
Schwab U.S. Small-Cap ETF	1,200	70,860

		898,165

U.S. Fixed Income Funds - 2.4%
iShares Core U.S. Aggregate Bond ETF	6,939	812,557
iShares TIPS Bond ETF	892	108,208
Xtrackers USD High Yield Corporate Bond ETF	1,341	61,445

		982,210

Total Exchange-Traded Funds (Cost $1,941,854)		2,307,882

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	91,026	91,026

Total Other Investment Company (Cost $91,026)		91,026

	Principal	Value
REPURCHASE AGREEMENT - 94.5%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $39,446,614 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $40,235,967.

	$ 39,446,614	$ 39,446,614

Total Repurchase Agreement (Cost $39,446,614)		39,446,614

Total Investments (Cost $41,479,494)		41,845,522
Net Other Assets (Liabilities) - (0.3)%		(115,240)

Net Assets - 100.0%		$ 41,730,282

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,307,882	$—	$—	$2,307,882
Other Investment Company	91,026	—	—	91,026
Repurchase Agreement	—	39,446,614	—	39,446,614

Total Investments	$2,398,908	$39,446,614	$—	$41,845,522

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $89,128, collateralized by cash collateral of $91,026. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.5%
International Equity Funds - 1.0%
Vanguard FTSE Developed Markets ETF	14,121	$ 503,837
Vanguard FTSE Emerging Markets ETF	2,847	102,976

		606,813

International Fixed Income Fund - 0.1%
Vanguard Total International Bond ETF (A)	1,400	80,192

U.S. Equity Funds - 2.3%
Schwab U.S. Large-Cap ETF	19,528	1,351,143
Schwab U.S. Small-Cap ETF	1,683	99,381

		1,450,524

U.S. Fixed Income Funds - 2.1%
iShares Core U.S. Aggregate Bond ETF	9,693	1,135,050
iShares TIPS Bond ETF	1,062	128,831
Xtrackers USD High Yield Corporate Bond ETF	1,412	64,698

		1,328,579

Total Exchange-Traded Funds (Cost $2,817,833)		3,466,108

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	81,081	81,081

Total Other Investment Company (Cost $81,081)		81,081

Principal	Value
REPURCHASE AGREEMENT - 94.6%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $60,679,949 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $61,897,062.

$ 60,679,949	$ 60,679,949

Total Repurchase Agreement (Cost $60,679,949)	60,679,949

Total Investments (Cost $63,578,863)	64,227,138
Net Other Assets (Liabilities) - (0.2)%	(116,896)

Net Assets - 100.0%	$ 64,110,242

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,466,108	$—	$—	$3,466,108
Other Investment Company	81,081	—	—	81,081
Repurchase Agreement	—	60,679,949	—	60,679,949

Total Investments	$3,547,189	$60,679,949	$—	$64,227,138

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $79,390, collateralized by cash collateral of $81,081. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 19.2%
Vanguard FTSE Developed Markets ETF	234,250	$ 8,358,040
Vanguard FTSE Emerging Markets ETF	48,288	1,746,577

		10,104,617

International Fixed Income Fund - 1.9%
Vanguard Total International Bond ETF (A)	17,501	1,002,457

U.S. Equity Funds - 44.0%
Schwab U.S. Large-Cap ETF	309,351	21,403,996
Schwab U.S. REIT ETF (A)	8,386	295,774
Schwab U.S. Small-Cap ETF	25,208	1,488,532

		23,188,302

U.S. Fixed Income Funds - 34.0%
iShares Core U.S. Aggregate Bond ETF	134,903	15,797,141
iShares TIPS Bond ETF	12,345	1,497,572
Xtrackers USD High Yield Corporate Bond ETF	13,448	616,188

		17,910,901

Total Exchange-Traded Funds (Cost $46,446,224)		52,206,277

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	874,107	874,107

Total Other Investment Company (Cost $874,107)		874,107

Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $494,636 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $507,396.

$ 494,636	$ 494,636

Total Repurchase Agreement (Cost $494,636)	494,636

Total Investments (Cost $47,814,967)	53,575,020
Net Other Assets (Liabilities) - (1.7)%	(896,282)

Net Assets - 100.0%	$ 52,678,738

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$52,206,277	$—	$—	$52,206,277
Other Investment Company	874,107	—	—	874,107
Repurchase Agreement	—	494,636	—	494,636

Total Investments	$53,080,384	$494,636	$—	$53,575,020

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,285,188, collateralized by cash collateral of $874,107 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $438,278. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 22.2%
Vanguard FTSE Developed Markets ETF	274,768	$ 9,803,723
Vanguard FTSE Emerging Markets ETF	57,901	2,094,279

		11,898,002

International Fixed Income Fund - 1.4%
Vanguard Total International Bond ETF (A)	12,924	740,287

U.S. Equity Funds - 51.3%
Schwab U.S. Large-Cap ETF	365,147	25,264,521
Schwab U.S. REIT ETF (A)	11,688	412,236
Schwab U.S. Small-Cap ETF	29,105	1,718,650

		27,395,407

U.S. Fixed Income Funds - 24.1%
iShares Core U.S. Aggregate Bond ETF	105,633	12,369,624
iShares TIPS Bond ETF	4,039	489,971

		12,859,595

Total Exchange-Traded Funds (Cost $46,234,041)		52,893,291

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	362,367	362,367

Total Other Investment Company (Cost $362,367)		362,367

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $573,919 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $585,859.

$ 573,919	$ 573,919

Total Repurchase Agreement (Cost $573,919)	573,919

Total Investments (Cost $47,170,327)	53,829,577
Net Other Assets (Liabilities) - (0.8)%	(409,055)

Net Assets - 100.0%	$ 53,420,522

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$52,893,291	$—	$—	$52,893,291
Other Investment Company	362,367	—	—	362,367
Repurchase Agreement	—	573,919	—	573,919

Total Investments	$53,255,658	$573,919	$—	$53,829,577

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security are on loan. The total value of all securities on loan is $354,993, collateralized by cash collateral of $362,367. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 23.9%
Vanguard FTSE Developed Markets ETF	260,212	$ 9,284,364
Vanguard FTSE Emerging Markets ETF	54,453	1,969,565

		11,253,929

International Fixed Income Fund - 0.9%
Vanguard Total International Bond ETF (A)	7,465	427,595

U.S. Equity Funds - 55.2%
Schwab U.S. Large-Cap ETF	347,295	24,029,341
Schwab U.S. REIT ETF (A)	11,898	419,643
Schwab U.S. Small-Cap ETF	26,367	1,556,971

		26,005,955

U.S. Fixed Income Fund - 18.7%
iShares Core U.S. Aggregate Bond ETF	75,114	8,795,850

Total Exchange-Traded Funds (Cost $40,674,719)		46,483,329

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	192,465	192,465

Total Other Investment Company (Cost $192,465)		192,465

Principal	Value
REPURCHASE AGREEMENT - 1.4%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $650,526 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $664,322.

$ 650,526	$ 650,526

Total Repurchase Agreement (Cost $650,526)	650,526

Total Investments (Cost $41,517,710)	47,326,320
Net Other Assets (Liabilities) - (0.5)%	(239,365)

Net Assets - 100.0%	$ 47,086,955

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$46,483,329	$—	$—	$46,483,329
Other Investment Company	192,465	—	—	192,465
Repurchase Agreement	—	650,526	—	650,526

Total Investments	$46,675,794	$650,526	$—	$47,326,320

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $227,695, collateralized by cash collateral of $192,465 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $40,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 26.5%
Vanguard FTSE Developed Markets ETF	186,950	$ 6,670,376
Vanguard FTSE Emerging Markets ETF	38,950	1,408,821

		8,079,197

U.S. Equity Funds - 61.4%
Schwab U.S. Large-Cap ETF	249,977	17,295,909
Schwab U.S. REIT ETF (A)	8,582	302,687
Schwab U.S. Small-Cap ETF	18,571	1,096,617

		18,695,213

U.S. Fixed Income Fund - 11.2%
iShares Core U.S. Aggregate Bond ETF	29,165	3,415,222

Total Exchange-Traded Funds (Cost $26,083,971)		30,189,632

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	305,856	305,856

Total Other Investment Company (Cost $305,856)		305,856

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $312,399 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $319,084.

$ 312,399	$ 312,399

Total Repurchase Agreement (Cost $312,399)	312,399

Total Investments (Cost $26,702,226)	30,807,887
Net Other Assets (Liabilities) - (1.1)%	(329,847)

Net Assets - 100.0%	$ 30,478,040

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$30,189,632	$—	$—	$30,189,632
Other Investment Company	305,856	—	—	305,856
Repurchase Agreement	—	312,399	—	312,399

Total Investments	$30,495,488	$312,399	$—	$30,807,887

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $299,654, collateralized by cash collateral of $305,856. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 28.1%
Vanguard FTSE Developed Markets ETF	164,347	$ 5,863,901
Vanguard FTSE Emerging Markets ETF	33,724	1,219,797

		7,083,698

U.S. Equity Funds - 65.2%
Schwab U.S. Large-Cap ETF	220,747	15,273,485
Schwab U.S. REIT ETF (A)	7,334	258,670
Schwab U.S. Small-Cap ETF	15,438	911,614

		16,443,769

U.S. Fixed Income Fund - 5.9%
iShares Core U.S. Aggregate Bond ETF	12,668	1,483,423

Total Exchange-Traded Funds (Cost $21,678,613)		25,010,890

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	261,360	261,360

Total Other Investment Company (Cost $261,360)		261,360

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.00% (B), dated 04/30/2020, to be repurchased at $240,744 on 05/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $245,852.

$ 240,744	$ 240,744

Total Repurchase Agreement (Cost $240,744)	240,744

Total Investments (Cost $22,180,717)	25,512,994
Net Other Assets (Liabilities) - (1.2)%	(308,604)

Net Assets - 100.0%	$ 25,204,390

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$25,010,890	$—	$—	$25,010,890
Other Investment Company	261,360	—	—	261,360
Repurchase Agreement	—	240,744	—	240,744

Total Investments	$25,272,250	$240,744	$—	$25,512,994

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $256,060, collateralized by cash collateral of $261,360. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 101.0%
International Equity Funds - 28.6%
Vanguard FTSE Developed Markets ETF	4,022	$ 143,505
Vanguard FTSE Emerging Markets ETF (A)	810	29,298

		172,803

U.S. Equity Funds - 66.5%
Schwab U.S. Large-Cap ETF	5,403	373,834
Schwab U.S. REIT ETF (A)	188	6,631
Schwab U.S. Small-Cap ETF	370	21,848

		402,313

U.S. Fixed Income Fund - 5.9%
iShares Core U.S. Aggregate Bond ETF	305	35,715

Total Exchange-Traded Funds (Cost $606,681)		610,831

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	6,696	$ 6,696

Total Other Investment Company (Cost $6,696)		6,696

Total Investments (Cost $613,377)		617,527
Net Other Assets (Liabilities) - (2.1)%		(12,736)

Net Assets - 100.0%		$ 604,791

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$610,831	$—	$—	$610,831
Other Investment Company	6,696	—	—	6,696

Total Investments	$617,527	$—	$—	$617,527

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $35,532, collateralized by cash collateral of $6,696 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,637. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 101.3%
International Equity Funds - 28.6%
Vanguard FTSE Developed Markets ETF	3,863	$ 137,832
Vanguard FTSE Emerging Markets ETF (A)	765	27,670

		165,502

U.S. Equity Funds - 66.7%
Schwab U.S. Large-Cap ETF	5,191	359,165
Schwab U.S. REIT ETF (A)	154	5,432
Schwab U.S. Small-Cap ETF	362	21,376

		385,973

U.S. Fixed Income Fund - 6.0%
iShares Core U.S. Aggregate Bond ETF	298	34,896

Total Exchange-Traded Funds (Cost $581,240)		586,371

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.19% (B)	3,492	$ 3,492

Total Other Investment Company (Cost $3,492)		3,492

Total Investments (Cost $584,732)		589,863
Net Other Assets (Liabilities) - (1.9)%		(10,758)

Net Assets - 100.0%		$ 579,105

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$586,371	$—	$—	$586,371
Other Investment Company	3,492	—	—	3,492

Total Investments	$589,863	$—	$—	$589,863

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,802, collateralized by cash collateral of $3,492 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $28,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2020.
(C)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 6.1%
Vanguard FTSE Developed Markets ETF	80,314	$ 2,865,603
Vanguard FTSE Emerging Markets ETF	19,046	688,894

		3,554,497

International Fixed Income Fund - 10.2%
Vanguard Total International Bond ETF	104,523	5,987,078

U.S. Equity Funds - 28.4%
Schwab U.S. Large-Cap ETF	213,718	14,787,149
Schwab U.S. Small-Cap ETF	31,141	1,838,876

		16,626,025

U.S. Fixed Income Funds - 54.6%
iShares Core U.S. Aggregate Bond ETF	213,996	25,058,932
iShares TIPS Bond ETF	32,891	3,990,007
Xtrackers USD High Yield Corporate Bond ETF	65,297	2,991,908

		32,040,847

Total Exchange-Traded Funds (Cost $54,589,332)		58,208,447

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.00% (A), dated 04/30/2020, to be repurchased at $490,426 on 05/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2022, and with a value of $501,541.

$ 490,426	$ 490,426

Total Repurchase Agreement (Cost $490,426)	490,426

Total Investments (Cost $55,079,758)	58,698,873
Net Other Assets (Liabilities) - (0.1)%	(82,229)

Net Assets - 100.0%	$ 58,616,644

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,208,447	$—	$—	$58,208,447
Repurchase Agreement	—	490,426	—	490,426

Total Investments	$58,208,447	$490,426	$—	$58,698,873

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2020.
(B)	There were no transfers in or out of Level 3 during the six-month period ended April 30, 2020. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2020

(unaudited)

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025		Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Assets:
Investments, at value (A) (B)	$33,809,874		$2,398,908	$3,547,189		$53,080,384	$53,255,658
Repurchase agreements, at value (C)	461,844		39,446,614	60,679,949		494,636	573,919
Receivables and other assets:
Net income from securities lending	611		46	53		578	883
Shares of beneficial interest sold	245		10,546	12,532		24,310	95
Due from investment manager	8,207		10,528	9,011		2,022	1,599
Prepaid expenses	71		88	161		121	128
Total assets	34,280,852		41,866,730	64,248,895		53,602,051	53,832,282

Liabilities:
Cash collateral received upon return of:
Securities on loan	239,850		91,026	81,081		874,107	362,367
Payables and other liabilities:
Shares of beneficial interest redeemed	6,171		43	668		42	156
Distribution and service fees	13,396		17,087	25,424		20,695	20,813
Transfer agent fees	4,223		5,386	8,019		6,523	6,561
Trustees, CCO and deferred compensation fees	250		292	382		304	305
Audit and tax fees	8,826		8,904	8,969		8,899	8,903
Custody fees	1,593		2,294	1,713		1,694	1,542
Legal fees	467		721	791		620	627
Printing and shareholder reports fees	2,967		4,206	4,920		3,937	3,981
Registration fees	4,795		4,805	4,825		4,811	4,812
Other accrued expenses	1,491		1,684	1,861		1,681	1,693
Total liabilities	284,029		136,448	138,653		923,313	411,760
Net assets	$33,996,823		$41,730,282	$64,110,242		$52,678,738	$53,420,522

Net assets consist of:
Paid-in capital	$30,802,592		$41,438,727	$62,328,917		$46,292,931	$46,356,389
Total distributable earnings (accumulated losses)	3,194,231		291,555	1,781,325		6,385,807	7,064,133
Net assets	$33,996,823		$41,730,282	$64,110,242		$52,678,738	$53,420,522
Net assets by class:
Class R1	$33,441,546		$41,258,526	$61,950,697		$52,089,072	$52,682,123
Class R3	10,568		9,667	9,609		10,357	10,223
Class R6	544,709		462,089	2,149,936		579,309	728,176
Shares outstanding (unlimited shares, no par value):
Class R1	3,277,476		4,483,260	6,372,160		4,871,134	4,885,001
Class R3	1,038		1,053	990		971	950
Class R6	53,060		49,871	219,455		53,733	66,981
Net asset value per share:
Class R1	$10.20		$9.20	$9.72		$10.69	$10.78
Class R3	10.19	(D)	9.18	9.70	(D)	10.67	10.76
Class R6	10.27		9.27	9.80		10.78	10.87

(A) Investments, at cost	$30,561,280		$2,032,880	$2,898,914		$47,320,331	$46,596,408
(B) Securities on loan, at value	$456,256		$89,128	$79,390		$1,285,188	$354,993
(C) Repurchase agreements, at cost	$461,844		$39,446,614	$60,679,949		$494,636	$573,919

(D)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

	Transamerica ClearTrack® 2040		Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055		Transamerica ClearTrack® 2060
Assets:
Investments, at value (A) (B)	$46,675,794		$30,495,488	$25,272,250		$617,527		$589,863
Repurchase agreements, at value (C)	650,526		312,399	240,744		—		—
Cash	—		—	—		9,118		7,919
Receivables and other assets:
Net income from securities lending	818		443	434		26		30
Shares of beneficial interest sold	120		1,294	273		—		—
Due from investment manager	3,801		9,046	9,378		8,066		8,043
Prepaid expenses	117		76	62		2		1
Total assets	47,331,176		30,818,746	25,523,141		634,739		605,856

Liabilities:
Cash collateral received upon return of:
Securities on loan	192,465		305,856	261,360		6,696		3,492
Payables and other liabilities:
Shares of beneficial interest redeemed	6,818		56	26,075		17		9
Distribution and service fees	18,092		11,756	9,604		108		108
Transfer agent fees	5,705		3,707	3,029		37		37
Trustees, CCO and deferred compensation fees	276		186	145		7		3
Audit and tax fees	8,873		8,802	8,771		8,661		8,661
Custody fees	1,464		1,207	1,265		2,322		2,340
Legal fees	544		372	284		5		5
Printing and shareholder reports fees	3,559		2,537	2,083		107		107
Registration fees	4,806		4,791	4,786		10,923		10,923
Other accrued expenses	1,619		1,436	1,349		1,065		1,066
Total liabilities	244,221		340,706	318,751		29,948		26,751
Net assets	$47,086,955		$30,478,040	$25,204,390		$604,791		$579,105

Net assets consist of:
Paid-in capital	$40,565,744		$25,882,660	$21,753,079		$595,701		$569,053
Total distributable earnings (accumulated losses)	6,521,211		4,595,380	3,451,311		9,090		10,052
Net assets	$47,086,955		$30,478,040	$25,204,390		$604,791		$579,105
Net assets by class:
Class R1	$46,113,466		$30,023,363	$24,687,433		$273,841		$273,898
Class R3	10,126		10,009	9,908		9,928		9,932
Class R6	963,363		444,668	507,049		321,022		295,275
Shares outstanding (unlimited shares, no par value):
Class R1	4,266,243		2,744,880	2,239,666		26,844		26,869
Class R3	940		918	903		977		977
Class R6	88,031		40,313	45,596		31,397		28,902
Net asset value per share:
Class R1	$10.81		$10.94	$11.02		$10.20		$10.19
Class R3	10.78	(D)	10.90	10.98	(D)	10.17	(D)	10.16	(D)
Class R6	10.94		11.03	11.12		10.22		10.22

(A) Investments, at cost	$40,867,184		$26,389,827	$21,939,973		$613,377		$584,732
(B) Securities on loan, at value	$227,695		$299,654	$256,060		$35,532		$30,802
(C) Repurchase agreements, at cost	$650,526		$312,399	$240,744		$—		$—

(D)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2020

(unaudited)

Transamerica ClearTrack® Retirement Income
Assets:
Investments, at value (A)	$58,208,447
Repurchase agreements, at value (B)	490,426
Receivables and other assets:
Net income from securities lending	972
Shares of beneficial interest sold	80
Prepaid expenses	115
Total assets	58,700,040

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	26,577
Investment management fees	2,426
Distribution and service fees	23,547
Transfer agent fees	7,422
Trustees, CCO and deferred compensation fees	335
Audit and tax fees	8,945
Custody fees	2,086
Legal fees	796
Printing and shareholder reports fees	4,654
Registration fees	4,817
Other accrued expenses	1,791
Total liabilities	83,396
Net assets	$58,616,644

Net assets consist of:
Paid-in capital	$54,580,704
Total distributable earnings (accumulated losses)	4,035,940
Net assets	$58,616,644
Net assets by class:
Class R1	$57,969,062
Class R3	10,714
Class R6	636,868
Shares outstanding (unlimited shares, no par value):
Class R1	5,645,626
Class R3	1,044
Class R6	61,550
Net asset value per share:
Class R1	$10.27
Class R3	10.26
Class R6	10.35

(A) Investments, at cost	$54,589,332
(B) Repurchase agreements, at cost	$490,426

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS

For the period ended April 30, 2020

(unaudited)

	Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2035
Investment Income:
Dividend income	$475,113	$544,322	$764,244	$691,707	$690,442
Interest income	947	1,563	2,839	1,362	2,113
Net income from securities lending	3,243	2,584	4,157	5,375	5,486
Total investment income	479,303	548,469	771,240	698,444	698,041

Expenses:
Investment management fees	68,980	93,038	137,247	105,992	107,967
Distribution and service fees:
Class R1	89,752	121,265	177,125	138,384	140,655
Class R3	13	13	13	13	13
Transfer agent fees
Class R1	28,272	38,199	55,794	43,590	44,306
Class R3	8	8	8	8	8
Class R6	15	17	52	16	21
Trustees, CCO and deferred compensation fees	524	647	929	718	728
Audit and tax fees	8,960	9,034	9,121	9,044	9,047
Custody fees	1,540	2,025	1,694	1,557	1,527
Legal fees	850	1,222	1,598	1,237	1,258
Printing and shareholder reports fees	3,072	4,150	5,081	4,104	4,156
Registration fees	41,921	41,985	42,108	42,022	42,028
Filing fees	3,900	4,027	4,150	4,030	4,038
Other	533	757	1,016	787	793
Total expenses before waiver and/or reimbursement and recapture	248,340	316,387	435,936	351,502	356,545
Expenses waived and/or reimbursed:
Class R1	(45,670)	(48,082)	(40,549)	(34,628)	(32,683)
Class R3	(14)	(11)	(7)	(8)	(7)
Class R6	(556)	(466)	(951)	(308)	(362)
Recapture of previously waived and/or reimbursed fees:
Class R1	1,717	2,430	1,807	—	1,397
Class R3	1	1	1	1	1
Class R6	74	42	199	45	54
Net expenses	203,892	270,301	396,436	316,604	324,945

Net investment income (loss)	275,411	278,168	374,804	381,840	373,096

Net realized gain (loss) on:
Investments	373,782	895,750	1,379,448	603,859	390,200

Net change in unrealized appreciation (depreciation) on:
Investments	(1,166,977)	(5,719,796)	(9,006,337)	(2,730,861)	(3,437,575)
Net realized and change in unrealized gain (loss)	(793,195)	(4,824,046)	(7,626,889)	(2,127,002)	(3,047,375)
Net increase (decrease) in net assets resulting from operations	$(517,784)	$(4,545,878)	$(7,252,085)	$(1,745,162)	$(2,674,279)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

	Transamerica ClearTrack® 2040	Transamerica ClearTrack® 2045	Transamerica ClearTrack® 2050	Transamerica ClearTrack® 2055	Transamerica ClearTrack® 2060
Investment Income:
Dividend income	$619,257	$399,491	$320,145	$7,595	$7,407
Interest income	1,427	976	802	—	—
Net income from securities lending	5,428	3,879	3,532	146	152
Total investment income	626,112	404,346	324,479	7,741	7,559

Expenses:
Investment management fees	96,428	63,374	50,734	1,186	1,156
Distribution and service fees:
Class R1	124,862	82,320	65,650	725	725
Class R3	13	13	13	13	13
Transfer agent fees
Class R1	39,333	25,932	20,680	228	228
Class R3	8	8	8	8	8
Class R6	30	16	16	12	12
Trustees, CCO and deferred compensation fees	655	435	343	12	8
Audit and tax fees	9,018	8,941	8,907	8,788	8,789
Custody fees	1,462	1,169	1,212	544	544
Legal fees	1,114	744	583	13	12
Printing and shareholder reports fees	3,767	2,761	2,338	388	386
Registration fees	41,996	41,906	41,872	28,364	28,364
Filing fees	3,990	3,865	3,809	3,617	3,617
Other	706	471	368	8	7
Total expenses before waiver and/or reimbursement and recapture	323,382	231,955	196,533	43,906	43,869
Expenses waived and/or reimbursed:
Class R1	(34,846)	(41,737)	(42,903)	(19,206)	(19,700)
Class R3	(8)	(13)	(17)	(696)	(714)
Class R6	(608)	(551)	(746)	(21,475)	(20,939)
Recapture of previously waived and/or reimbursed fees:
Class R1	1,237	745	544	—	—
Class R3	1	—	—	—	—
Class R6	72	32	50	—	—
Net expenses	289,230	190,431	153,461	2,529	2,516

Net investment income (loss)	336,882	213,915	171,018	5,212	5,043

Net realized gain (loss) on:
Investments	718,661	528,619	116,644	4,977	4,900

Net change in unrealized appreciation (depreciation) on:
Investments	(3,668,271)	(2,853,937)	(2,225,476)	(53,907)	(52,885)
Net realized and change in unrealized gain (loss)	(2,949,610)	(2,325,318)	(2,108,832)	(48,930)	(47,985)
Net increase (decrease) in net assets resulting from operations	$(2,612,728)	$(2,111,403)	$(1,937,814)	$(43,718)	$(42,942)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2020

(unaudited)

Transamerica ClearTrack® Retirement Income
Investment Income:
Dividend income	$871,834
Interest income	1,404
Net income from securities lending	5,124
Total investment income	878,362

Expenses:
Investment management fees	118,483
Distribution and service fees:
Class R1	154,510
Class R3	13
Transfer agent fees
Class R1	48,671
Class R3	8
Class R6	21
Trustees, CCO and deferred compensation fees	798
Audit and tax fees	9,081
Custody fees	1,862
Legal fees	1,451
Printing and shareholder reports fees	4,805
Registration fees	42,056
Filing fees	4,100
Other	911
Total expenses before waiver and/or reimbursement and recapture	386,770
Expenses waived and/or reimbursed:
Class R1	(37,372)
Class R3	(8)
Class R6	(357)
Recapture of previously waived and/or reimbursed fees:
Class R1	1,480
Class R3	2
Class R6	40
Net expenses	350,555

Net investment income (loss)	527,807

Net realized gain (loss) on:
Investments	387,077

Net change in unrealized appreciation (depreciation) on:
Investments	(1,004,188)
Net realized and change in unrealized gain (loss)	(617,111)
Net increase (decrease) in net assets resulting from operations	$(89,304)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica ClearTrack® 2015		Transamerica ClearTrack® 2020		Transamerica ClearTrack® 2025
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$275,411	$612,459	$278,168	$837,873	$374,804	$1,070,879
Net realized gain (loss)	373,782	192,405	895,750	550,072	1,379,448	785,917
Net change in unrealized appreciation (depreciation)	(1,166,977)	3,029,963	(5,719,796)	4,021,542	(9,006,337)	6,008,471
Net increase (decrease) in net assets resulting from operations	(517,784)	3,834,827	(4,545,878)	5,409,487	(7,252,085)	7,865,267

Dividends and/or distributions to shareholders:
Class R1	(1,199,368)	(2,108,221)	(2,250,540)	(3,804,283)	(1,936,113)	(4,579,460)
Class R3 (A)	(387)	—	(521)	—	(318)	—
Class R6	(14,893)	(25,209)	(23,186)	(48,106)	(42,780)	(97,898)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,214,648)	(2,133,430)	(2,274,247)	(3,852,389)	(1,979,211)	(4,677,358)

Capital share transactions:
Proceeds from shares sold:
Class R1	665,320	669,424	595,904	1,074,064	1,028,253	1,972,794
Class R3 (A)	—	10,000	—	10,000	—	10,000
Class R6	166,963	11,417	58,519	27,781	994,563	89,482
	832,283	690,841	654,423	1,111,845	2,022,816	2,072,276
Dividends and/or distributions reinvested:
Class R1	1,199,368	2,108,221	2,250,540	3,804,283	1,936,113	4,579,460
Class R3 (A)	387	—	521	—	318	—
Class R6	14,893	25,209	23,186	48,106	42,780	97,898
	1,214,648	2,133,430	2,274,247	3,852,389	1,979,211	4,677,358
Cost of shares redeemed:
Class R1	(4,622,507)	(8,122,342)	(6,487,884)	(14,681,880)	(5,970,022)	(8,964,120)
Class R6	(482)	(91,672)	(559)	(312,305)	(4,875)	(322,570)
	(4,622,989)	(8,214,014)	(6,488,443)	(14,994,185)	(5,974,897)	(9,286,690)
Net increase (decrease) in net assets resulting from capital share transactions	(2,576,058)	(5,389,743)	(3,559,773)	(10,029,951)	(1,972,870)	(2,537,056)
Net increase (decrease) in net assets	(4,308,490)	(3,688,346)	(10,379,898)	(8,472,853)	(11,204,166)	650,853

Net assets:
Beginning of period/year	38,305,313	41,993,659	52,110,180	60,583,033	75,314,408	74,663,555
End of period/year	$33,996,823	$38,305,313	$41,730,282	$52,110,180	$64,110,242	$75,314,408

Capital share transactions - shares:
Shares issued:
Class R1	67,363	65,536	60,523	105,986	97,115	184,963
Class R3 (A)	—	1,001	—	1,003	—	962
Class R6	16,446	1,122	6,183	2,700	101,069	8,338
	83,809	67,659	66,706	109,689	198,184	194,263
Shares reinvested:
Class R1	113,041	224,279	214,541	406,007	173,331	475,541
Class R3 (A)	37	—	50	—	28	—
Class R6	1,397	2,670	2,200	5,112	3,806	10,113
	114,475	226,949	216,791	411,119	177,165	485,654
Shares redeemed:
Class R1	(455,653)	(797,441)	(643,217)	(1,432,999)	(559,549)	(847,057)
Class R6	(47)	(9,260)	(55)	(29,985)	(460)	(29,915)
	(455,700)	(806,701)	(643,272)	(1,462,984)	(560,009)	(876,972)
Net increase (decrease) in shares outstanding:
Class R1	(275,249)	(507,626)	(368,153)	(921,006)	(289,103)	(186,553)
Class R3 (A)	37	1,001	50	1,003	28	962
Class R6	17,796	(5,468)	8,328	(22,173)	104,415	(11,464)
	(257,416)	(512,093)	(359,775)	(942,176)	(184,660)	(197,055)

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2030		Transamerica ClearTrack® 2035		Transamerica ClearTrack® 2040
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$381,840	$793,755	$373,096	$771,109	$336,882	$669,692
Net realized gain (loss)	603,859	828,410	390,200	434,218	718,661	531,630
Net change in unrealized appreciation (depreciation)	(2,730,861)	4,622,025	(3,437,575)	5,175,000	(3,668,271)	4,467,726
Net increase (decrease) in net assets resulting from operations	(1,745,162)	6,244,190	(2,674,279)	6,380,327	(2,612,728)	5,669,048

Dividends and/or distributions to shareholders:
Class R1	(1,624,355)	(3,552,266)	(1,190,693)	(3,819,723)	(1,204,569)	(3,376,290)
Class R3 (A)	(343)	—	(257)	—	(284)	—
Class R6	(13,470)	(26,756)	(14,659)	(34,336)	(23,108)	(60,060)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,638,168)	(3,579,022)	(1,205,609)	(3,854,059)	(1,227,961)	(3,436,350)

Capital share transactions:
Proceeds from shares sold:
Class R1	836,256	2,085,501	1,389,480	1,932,771	964,045	1,397,506
Class R3 (A)	—	10,000	—	10,000	—	10,000
Class R6	496,750	64,716	233,790	60,367	227,332	80,176
	1,333,006	2,160,217	1,623,270	2,003,138	1,191,377	1,487,682
Dividends and/or distributions reinvested:
Class R1	1,624,355	3,552,266	1,190,693	3,819,723	1,204,569	3,376,290
Class R3 (A)	343	—	257	—	284	—
Class R6	13,470	26,756	14,659	34,336	23,108	60,060
	1,638,168	3,579,022	1,205,609	3,854,059	1,227,961	3,436,350
Cost of shares redeemed:
Class R1	(4,423,535)	(8,441,701)	(3,737,786)	(8,422,307)	(4,072,607)	(6,224,577)
Class R6	(290,817)	(111,785)	(1,180)	(60,521)	(8,469)	(205,720)
	(4,714,352)	(8,553,486)	(3,738,966)	(8,482,828)	(4,081,076)	(6,430,297)
Net increase (decrease) in net assets resulting from capital share transactions	(1,743,178)	(2,814,247)	(910,087)	(2,625,631)	(1,661,738)	(1,506,265)
Net increase (decrease) in net assets	(5,126,508)	(149,079)	(4,789,975)	(99,363)	(5,502,427)	726,433

Net assets:
Beginning of period/year	57,805,246	57,954,325	58,210,497	58,309,860	52,589,382	51,862,949
End of period/year	$52,678,738	$57,805,246	$53,420,522	$58,210,497	$47,086,955	$52,589,382

Capital share transactions - shares:
Shares issued:
Class R1	79,756	193,234	122,381	176,844	90,368	125,791
Class R3 (A)	—	941	—	929	—	916
Class R6	46,701	5,990	21,480	5,460	21,006	7,229
	126,457	200,165	143,861	183,233	111,374	133,936
Shares reinvested:
Class R1	141,865	363,589	101,508	388,974	101,139	341,384
Class R3 (A)	30	—	21	—	24	—
Class R6	1,169	2,722	1,242	3,475	1,921	6,018
	143,064	366,311	102,771	392,449	103,084	347,402
Shares redeemed:
Class R1	(404,506)	(781,506)	(352,085)	(767,223)	(366,619)	(560,474)
Class R6	(27,224)	(10,361)	(106)	(5,439)	(765)	(18,641)
	(431,730)	(791,867)	(352,191)	(772,662)	(367,384)	(579,115)
Net increase (decrease) in shares outstanding:
Class R1	(182,885)	(224,683)	(128,196)	(201,405)	(175,112)	(93,299)
Class R3 (A)	30	941	21	929	24	916
Class R6	20,646	(1,649)	22,616	3,496	22,162	(5,394)
	(162,209)	(225,391)	(105,559)	(196,980)	(152,926)	(97,777)

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2045		Transamerica ClearTrack® 2050		Transamerica ClearTrack® 2055
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$213,915	$437,769	$171,018	$351,127	$5,212	$9,082
Net realized gain (loss)	528,619	387,759	116,644	193,006	4,977	6,906
Net change in unrealized appreciation (depreciation)	(2,853,937)	3,071,322	(2,225,476)	2,507,848	(53,907)	52,965
Net increase (decrease) in net assets resulting from operations	(2,111,403)	3,896,850	(1,937,814)	3,051,981	(43,718)	68,953

Dividends and/or distributions to shareholders:
Class R1	(808,476)	(2,183,104)	(531,050)	(1,482,412)	(7,111)	(9,982)
Class R3 (A)	(292)	—	(248)	—	(290)	—
Class R6	(12,552)	(33,787)	(11,140)	(44,238)	(9,886)	(12,082)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(821,320)	(2,216,891)	(542,438)	(1,526,650)	(17,287)	(22,064)

Capital share transactions:
Proceeds from shares sold:
Class R1	500,308	965,089	1,424,458	1,083,633	—	—
Class R3 (A)	—	10,000	—	10,000	—	10,000
Class R6	58,161	27,031	111,525	82,496	21,333	23,705
	558,469	1,002,120	1,535,983	1,176,129	21,333	33,705
Dividends and/or distributions reinvested:
Class R1	808,476	2,183,104	531,050	1,482,412	7,111	9,982
Class R3 (A)	292	—	248	—	290	—
Class R6	12,552	33,787	11,140	44,238	9,886	12,082
	821,320	2,216,891	542,438	1,526,650	17,287	22,064
Cost of shares redeemed:
Class R1	(2,669,088)	(4,668,479)	(1,692,468)	(3,481,789)	—	—
Class R6	(6,055)	(168,829)	(1,236)	(424,285)	(1,958)	(5,970)
	(2,675,143)	(4,837,308)	(1,693,704)	(3,906,074)	(1,958)	(5,970)
Net increase (decrease) in net assets resulting from capital share transactions	(1,295,354)	(1,618,297)	384,717	(1,203,295)	36,662	49,799
Net increase (decrease) in net assets	(4,228,077)	61,662	(2,095,535)	322,036	(24,343)	96,688

Net assets:
Beginning of period/year	34,706,117	34,644,455	27,299,925	26,977,889	629,134	532,446
End of period/year	$30,478,040	$34,706,117	$25,204,390	$27,299,925	$604,791	$629,134

Capital share transactions - shares:
Shares issued:
Class R1	41,774	85,699	122,228	94,906	—	—
Class R3 (A)	—	894	—	883	—	951
Class R6	5,365	2,396	10,146	7,268	2,062	2,242
	47,139	88,989	132,374	103,057	2,062	3,193
Shares reinvested:
Class R1	65,944	218,092	42,518	146,339	615	1,066
Class R3 (A)	24	—	20	—	26	—
Class R6	1,017	3,355	886	4,341	855	1,289
	66,985	221,447	43,424	150,680	1,496	2,355
Shares redeemed:
Class R1	(232,796)	(414,793)	(145,046)	(302,748)	—	—
Class R6	(566)	(14,826)	(100)	(36,898)	(181)	(567)
	(233,362)	(429,619)	(145,146)	(339,646)	(181)	(567)
Net increase (decrease) in shares outstanding:
Class R1	(125,078)	(111,002)	19,700	(61,503)	615	1,066
Class R3 (A)	24	894	20	883	26	951
Class R6	5,816	(9,075)	10,932	(25,289)	2,736	2,964
	(119,238)	(119,183)	30,652	(85,909)	3,377	4,981

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica ClearTrack® 2060		Transamerica ClearTrack® Retirement Income
	April 30, 2020 (unaudited)	October 31, 2019	April 30, 2020 (unaudited)	October 31, 2019
From operations:
Net investment income (loss)	$5,043	$8,956	$527,807	$1,096,126
Net realized gain (loss)	4,900	7,218	387,077	355,920
Net change in unrealized appreciation (depreciation)	(52,885)	52,602	(1,004,188)	5,456,349
Net increase (decrease) in net assets resulting from operations	(42,942)	68,776	(89,304)	6,908,395

Dividends and/or distributions to shareholders:
Class R1	(7,309)	(10,048)	(1,451,761)	(5,016,283)
Class R3 (A)	(297)	—	(284)	—
Class R6	(9,635)	(12,018)	(15,033)	(33,470)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(17,241)	(22,066)	(1,467,078)	(5,049,753)

Capital share transactions:
Proceeds from shares sold:
Class R1	—	—	138,891	1,166,705
Class R3 (A)	—	10,000	—	10,000
Class R6	6,556	18,664	135,013	46,391
	6,556	28,664	273,904	1,223,096
Dividends and/or distributions reinvested:
Class R1	7,309	10,048	1,451,761	5,016,283
Class R3 (A)	297	—	284	—
Class R6	9,635	12,018	15,033	33,470
	17,241	22,066	1,467,078	5,049,753
Cost of shares redeemed:
Class R1	—	—	(7,005,086)	(15,592,052)
Class R6	(50)	(9,912)	(9,012)	(11,473)
	(50)	(9,912)	(7,014,098)	(15,603,525)
Net increase (decrease) in net assets resulting from capital share transactions	23,747	40,818	(5,273,116)	(9,330,676)
Net increase (decrease) in net assets	(36,436)	87,528	(6,829,498)	(7,472,034)

Net assets:
Beginning of period/year	615,541	528,013	65,446,142	72,918,176
End of period/year	$579,105	$615,541	$58,616,644	$65,446,142

Capital share transactions - shares:
Shares issued:
Class R1	—	—	13,644	114,042
Class R3 (A)	—	951	—	1,017
Class R6	616	1,845	12,957	4,542
	616	2,796	26,601	119,601
Shares reinvested:
Class R1	633	1,073	138,659	538,228
Class R3 (A)	26	—	27	—
Class R6	834	1,284	1,428	3,572
	1,493	2,357	140,114	541,800
Shares redeemed:
Class R1	—	—	(688,721)	(1,554,507)
Class R6	(5)	(946)	(839)	(1,127)
	(5)	(946)	(689,560)	(1,555,634)
Net increase (decrease) in shares outstanding:
Class R1	633	1,073	(536,418)	(902,237)
Class R3 (A)	26	951	27	1,017
Class R6	1,445	2,183	13,546	6,987
	2,104	4,207	(522,845)	(894,233)

(A)	Class R3 commenced operations on March 1, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2015
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.67		$10.24	$10.66	$9.85	$9.76		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.16	0.15	0.13	0.11	(C)	0.08
Net realized and unrealized gain (loss)	(0.21)		0.81	(0.33)	0.82	0.03		(0.32)
Total investment operations	(0.13)		0.97	(0.18)	0.95	0.14		(0.24)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.17)	(0.14)	(0.12)	(0.05)		—
Net realized gains	(0.18)		(0.37)	(0.10)	(0.02)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.34)		(0.54)	(0.24)	(0.14)	(0.05)		—

Net asset value, end of period/year	$10.20		$10.67	$10.24	$10.66	$9.85		$9.76
Total return	(1.27	)%(E)	10.23%	(1.76)%	9.72%	1.52%		(2.40	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,441		$37,914	$41,573	$52,926	$44,735		$15,821
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.38	%(G)	1.26%	1.19%	1.17%	1.22%		3.19	%(G)
Including waiver and/or reimbursement and recapture (H)	1.13	%(G)	1.12%	1.12%	1.11%	1.08	%(C)	1.06	%(G)
Net investment income (loss) to average net assets	1.51	%(G)	1.53%	1.42%	1.28%	1.18	%(C)	1.32	%(G)
Portfolio turnover rate	6	%(E)	42%	23%	9%	43%		43	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2015
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$10.68		$9.99

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	(0.20)		0.58
Total investment operations	(0.11)		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		—
Net realized gains	(0.18)		—
Total dividends and/or distributions to shareholders	(0.38)		—

Net asset value, end of period	$10.19		$10.68
Total return	(1.10	)%(C)	6.91	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.13	%(E)	1.01	%(E)
Including waiver and/or reimbursement and recapture (F)	0.88	%(E)	0.87	%(E)
Net investment income (loss) to average net assets	1.75	%(E)	1.54	%(E)
Portfolio turnover rate	6	%(C)	42%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2015
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.77		$10.34	$10.77	$9.93	$9.80		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.23	0.22	0.20	0.18	(C)	0.13
Net realized and unrealized gain (loss)	(0.19)		0.82	(0.33)	0.83	0.02		(0.33)
Total investment operations	(0.08)		1.05	(0.11)	1.03	0.20		(0.20)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.25)	(0.22)	(0.17)	(0.07)		—
Net realized gains	(0.18)		(0.37)	(0.10)	(0.02)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.42)		(0.62)	(0.32)	(0.19)	(0.07)		—

Net asset value, end of period/year	$10.27		$10.77	$10.34	$10.77	$9.93		$9.80
Total return	(0.88	)%(E)	11.00%	(1.16)%	10.50%	2.11%		(2.00	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$545		$380	$421	$415	$317		$245
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.73	%(G)	0.61%	0.54%	0.52%	0.57%		2.54	%(G)
Including waiver and/or reimbursement and recapture (H)	0.48	%(G)	0.47%	0.47%	0.46%	0.43	%(C)	0.41	%(G)
Net investment income (loss) to average net assets	2.06	%(G)	2.21%	2.06%	1.91%	1.87	%(C)	1.96	%(G)
Portfolio turnover rate	6	%(E)	42%	23%	9%	43%		43	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2020
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.65		$10.38	$10.73	$9.81	$9.75		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.15	0.15	0.12	0.12	(C)	0.09
Net realized and unrealized gain (loss)	(1.03)		0.79	(0.31)	0.92	(0.01	)(D)	(0.34)
Total investment operations	(0.97)		0.94	(0.16)	1.04	0.11		(0.25)

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.16)	(0.13)	(0.11)	(0.05)		—
Net realized gains	(0.31)		(0.51)	(0.06)	(0.01)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.48)		(0.67)	(0.19)	(0.12)	(0.05)		—

Net asset value, end of period/year	$9.20		$10.65	$10.38	$10.73	$9.81		$9.75
Total return	(9.69	)%(F)	9.99%	(1.55)%	10.79%	1.21%		(2.50	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,258		$51,652	$59,914	$76,819	$56,817		$15,345
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.30	%(H)	1.20%	1.15%	1.14%	1.20%		3.27	%(H)
Including waiver and/or reimbursement and recapture (I)	1.11	%(H)	1.12%	1.12%	1.11%	1.08	%(C)	1.05	%(H)
Net investment income (loss) to average net assets	1.13	%(H)	1.46%	1.38%	1.21%	1.19	%(C)	1.36	%(H)
Portfolio turnover rate	4	%(F)	50%	25%	5%	42%		73	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2020
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$10.65		$9.97

Investment operations:
Net investment income (loss) (B)	0.07		0.10
Net realized and unrealized gain (loss)	(1.02)		0.58
Total investment operations	(0.95)		0.68

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		—
Net realized gains	(0.31)		—
Total dividends and/or distributions to shareholders	(0.52)		—

Net asset value, end of period	$9.18		$10.65
Total return	(9.53	)%(C)	6.82	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.05	%(E)	0.95	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)	0.87	%(E)
Net investment income (loss) to average net assets	1.34	%(E)	1.52	%(E)
Portfolio turnover rate	4	%(C)	50%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2020
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.76		$10.49	$10.85	$9.89	$9.79		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.22	0.22	0.19	0.18	(C)	0.13
Net realized and unrealized gain (loss)	(1.03)		0.80	(0.32)	0.94	(0.01	)(D)	(0.34)
Total investment operations	(0.94)		1.02	(0.10)	1.13	0.17		(0.21)

Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.24)	(0.20)	(0.16)	(0.07)		—
Net realized gains	(0.31)		(0.51)	(0.06)	(0.01)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.55)		(0.75)	(0.26)	(0.17)	(0.07)		—

Net asset value, end of period/year	$9.27		$10.76	$10.49	$10.85	$9.89		$9.79
Total return	(9.33	)%(F)	10.77%	(1.00)%	11.62%	1.80%		(2.10	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$462		$447	$669	$673	$517		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.65	%(H)	0.55%	0.50%	0.49%	0.55%		2.62	%(H)
Including waiver and/or reimbursement and recapture (I)	0.46	%(H)	0.47%	0.47%	0.46%	0.43	%(C)	0.40	%(H)
Net investment income (loss) to average net assets	1.72	%(H)	2.17%	2.01%	1.85%	1.90	%(C)	1.95	%(H)
Portfolio turnover rate	4	%(F)	50%	25%	5%	42%		73	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2025
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.11		$10.70	$11.06	$9.98		$9.77		$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.15	0.14	0.12		0.12	(C)	0.08
Net realized and unrealized gain (loss)	(1.15)		0.94	(0.32)	1.07		0.14		(0.31)
Total investment operations	(1.09)		1.09	(0.18)	1.19		0.26		(0.23)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.16)	(0.12)	(0.11)		(0.05)		—
Net realized gains	(0.14)		(0.52)	(0.06)	(0.00	)(D)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.30)		(0.68)	(0.18)	(0.11)		(0.05)		—

Net asset value, end of period/year	$9.72		$11.11	$10.70	$11.06		$9.98		$9.77
Total return	(10.20	)%(E)	11.23%	(1.65)%	12.06%		2.70%		(2.30	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$61,950		$74,011	$73,294	$90,501		$63,893		$14,942
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.22	%(G)	1.17%	1.14%	1.13%		1.19%		3.19	%(G)
Including waiver and/or reimbursement and recapture (H)	1.11	%(G)	1.14%	1.13%	1.12%		1.09	%(C)	1.07	%(G)
Net investment income (loss) to average net assets	1.03	%(G)	1.43%	1.30%	1.15%		1.22	%(C)	1.19	%(G)
Portfolio turnover rate	11	%(E)	20%	25%	6%		3%		6	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2025
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.11		$10.40

Investment operations:
Net investment income (loss) (B)	0.07		0.11
Net realized and unrealized gain (loss)	(1.14)		0.60
Total investment operations	(1.07)		0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		—
Net realized gains	(0.14)		—
Total dividends and/or distributions to shareholders	(0.34)		—

Net asset value, end of period	$9.70		$11.11
Total return	(10.10	)%(C)	6.83	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.97	%(E)	0.91	%(E)
Including waiver and/or reimbursement and recapture (F)	0.86	%(E)	0.89	%(E)
Net investment income (loss) to average net assets	1.25	%(E)	1.52	%(E)
Portfolio turnover rate	11	%(C)	20%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2025
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.23		$10.83	$11.19	$10.07		$9.81		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.22	0.22	0.18		0.19	(C)	0.13
Net realized and unrealized gain (loss)	(1.14)		0.94	(0.32)	1.09		0.14		(0.32)
Total investment operations	(1.06)		1.16	(0.10)	1.27		0.33		(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.24)	(0.20)	(0.15)		(0.07)		—
Net realized gains	(0.14)		(0.52)	(0.06)	(0.00	)(D)	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.37)		(0.76)	(0.26)	(0.15)		(0.07)		—

Net asset value, end of period/year	$9.80		$11.23	$10.83	$11.19		$10.07		$9.81
Total return	(9.88	)%(E)	11.89%	(1.00)%	12.83%		3.37%		(1.90	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,150		$1,292	$1,370	$1,378		$570		$245
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.52%	0.49%	0.48%		0.54%		2.54	%(G)
Including waiver and/or reimbursement and recapture (H)	0.46	%(G)	0.49%	0.48%	0.47%		0.44	%(C)	0.42	%(G)
Net investment income (loss) to average net assets	1.53	%(G)	2.10%	1.93%	1.69%		1.93	%(C)	1.91	%(G)
Portfolio turnover rate	11	%(E)	20%	25%	6%		3%		6	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2030
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.36		$10.91	$11.27	$10.04	$9.82		$10.00

Investment operations:
Net investment income (loss) (B)	0.08		0.15	0.15	0.12	0.11	(C)	0.08
Net realized and unrealized gain (loss)	(0.42)		0.98	(0.29)	1.22	0.16		(0.26)
Total investment operations	(0.34)		1.13	(0.14)	1.34	0.27		(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.16)	(0.13)	(0.11)	(0.05)		—
Net realized gains	(0.17)		(0.52)	(0.09)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.33)		(0.68)	(0.22)	(0.11)	(0.05)		—

Net asset value, end of period/year	$10.69		$11.36	$10.91	$11.27	$10.04		$9.82
Total return	(3.22	)%(E)	11.38%	(1.34)%	13.43%	2.74%		(1.80	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,090		$57,414	$57,571	$70,037	$53,935		$12,041
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.27	%(G)	1.20%	1.16%	1.15%	1.21%		3.89	%(G)
Including waiver and/or reimbursement and recapture (H)	1.14	%(G)	1.15%	1.13%	1.12%	1.09	%(C)	1.08	%(G)
Net investment income (loss) to average net assets	1.37	%(G)	1.38%	1.28%	1.16%	1.14	%(C)	1.27	%(G)
Portfolio turnover rate	11	%(E)	16%	26%	9%	0	%(I)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(I)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2030
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.36		$10.63

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	(0.41)		0.62
Total investment operations	(0.32)		0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.20)		—
Net realized gains	(0.17)		—
Total dividends and/or distributions to shareholders	(0.37)		—

Net asset value, end of period	$10.67		$11.36
Total return	(3.08	)%(C)	6.87	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.02	%(E)	0.94	%(E)
Including waiver and/or reimbursement and recapture (F)	0.89	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.60	%(E)	1.50	%(E)
Portfolio turnover rate	11	%(C)	16%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2030
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.49		$11.04	$11.40	$10.13	$9.86		$10.00

Investment operations:
Net investment income (loss) (B)	0.10		0.22	0.22	0.19	0.19	(C)	0.14
Net realized and unrealized gain (loss)	(0.41)		0.99	(0.29)	1.23	0.14		(0.28)
Total investment operations	(0.31)		1.21	(0.07)	1.42	0.33		(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.24)	(0.20)	(0.15)	(0.06)		—
Net realized gains	(0.17)		(0.52)	(0.09)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.40)		(0.76)	(0.29)	(0.15)	(0.06)		—

Net asset value, end of period/year	$10.78		$11.49	$11.04	$11.40	$10.13		$9.86
Total return	(2.91	)%(E)	12.13%	(0.69)%	14.20%	3.40%		(1.40	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$579		$380	$383	$353	$307		$247
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.62	%(G)	0.55%	0.51%	0.50%	0.57%		3.24	%(G)
Including waiver and/or reimbursement and recapture (H)	0.49	%(G)	0.50%	0.48%	0.47%	0.44	%(C)	0.43	%(G)
Net investment income (loss) to average net assets	1.79	%(G)	2.02%	1.92%	1.81%	1.90	%(C)	2.05	%(G)
Portfolio turnover rate	11	%(E)	16%	26%	9%	0	%(I)	1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(I)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2035
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.51		$11.09	$11.47	$10.01	$9.81		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.14	0.15	0.14	0.13	(C)	0.10
Net realized and unrealized gain (loss)	(0.56)		1.03	(0.33)	1.44	0.13		(0.29	)(D)
Total investment operations	(0.49)		1.17	(0.18)	1.58	0.26		(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.17)	(0.13)	(0.12)	(0.06)		—
Net realized gains	(0.09)		(0.58)	(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.75)	(0.20)	(0.12)	(0.06)		—

Net asset value, end of period/year	$10.78		$11.51	$11.09	$11.47	$10.01		$9.81
Total return	(4.44	)%(F)	11.65%	(1.62)%	15.97%	2.63%		(1.90	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,683		$57,683	$57,851	$70,958	$50,718		$9,888
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.26	%(H)	1.20%	1.16%	1.15%	1.22%		4.29	%(H)
Including waiver and/or reimbursement and recapture (I)	1.15	%(H)	1.15%	1.13%	1.12%	1.09	%(C)	1.07	%(H)
Net investment income (loss) to average net assets	1.31	%(H)	1.32%	1.27%	1.28%	1.34	%(C)	1.56	%(H)
Portfolio turnover rate	8	%(F)	12%	24%	8%	0	%(J)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2035
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.50		$10.77

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	(0.55)		0.62
Total investment operations	(0.46)		0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		—
Net realized gains	(0.09)		—
Total dividends and/or distributions to shareholders	(0.28)		—

Net asset value, end of period	$10.76		$11.50
Total return	(4.22	)%(C)	6.78	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	0.94	%(E)
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.56	%(E)	1.47	%(E)
Portfolio turnover rate	8	%(C)	12%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2035
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.63		$11.23	$11.59	$10.10	$9.85		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.22	0.20	0.20	(C)	0.15
Net realized and unrealized gain (loss)	(0.55)		1.01	(0.30)	1.46	0.12		(0.30	)(D)
Total investment operations	(0.44)		1.23	(0.08)	1.66	0.32		(0.15)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.25)	(0.21)	(0.17)	(0.07)		—
Net realized gains	(0.09)		(0.58)	(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.32)		(0.83)	(0.28)	(0.17)	(0.07)		—

Net asset value, end of period/year	$10.87		$11.63	$11.23	$11.59	$10.10		$9.85
Total return	(4.05	)%(F)	12.22%	(0.81)%	16.61%	3.30%		(1.50	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$728		$516	$459	$525	$370		$246
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.61	%(H)	0.55%	0.51%	0.50%	0.57%		3.64	%(H)
Including waiver and/or reimbursement and recapture (I)	0.50	%(H)	0.50%	0.48%	0.47%	0.44	%(C)	0.42	%(H)
Net investment income (loss) to average net assets	1.89	%(H)	1.97%	1.87%	1.88%	2.01	%(C)	2.26	%(H)
Portfolio turnover rate	8	%(F)	12%	24%	8%	0	%(J)	3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2040
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.66		$11.26	$11.58	$9.93	$9.79		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.14	0.14	0.14	0.14	(C)	0.12
Net realized and unrealized gain (loss)	(0.65)		1.02	(0.27)	1.63	0.06		(0.33	)(D)
Total investment operations	(0.58)		1.16	(0.13)	1.77	0.20		(0.21)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.16)	(0.14)	(0.12)	(0.06)		—
Net realized gains	(0.12)		(0.60)	(0.05)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.27)		(0.76)	(0.19)	(0.12)	(0.06)		—

Net asset value, end of period/year	$10.81		$11.66	$11.26	$11.58	$9.93		$9.79
Total return	(5.17	)%(F)	11.54%	(1.17)%	18.05%	2.09%		(2.10	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,113		$51,798	$51,048	$60,367	$39,903		$10,385
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.28	%(H)	1.22%	1.17%	1.17%	1.26%		4.29	%(H)
Including waiver and/or reimbursement and recapture (I)	1.15	%(H)	1.15%	1.13%	1.12%	1.09	%(C)	1.07	%(H)
Net investment income (loss) to average net assets	1.32	%(H)	1.29%	1.20%	1.33%	1.40	%(C)	1.86	%(H)
Portfolio turnover rate	7	%(F)	15%	20%	6%	2%		4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2040
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.65		$10.92

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	(0.65)		0.62
Total investment operations	(0.56)		0.73

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		—
Net realized gains	(0.12)		—
Total dividends and/or distributions to shareholders	(0.31)		—

Net asset value, end of period	$10.78		$11.65
Total return	(5.05	)%(C)	6.68	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.04	%(E)	0.96	%(E)
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.56	%(E)	1.47	%(E)
Portfolio turnover rate	7	%(C)	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2040
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.84		$11.43	$11.76	$10.05	$9.86		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.22	0.21	0.20	(C)	0.17
Net realized and unrealized gain (loss)	(0.66)		1.03	(0.29)	1.67	0.07		(0.31	)(D)
Total investment operations	(0.55)		1.25	(0.07)	1.88	0.27		(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.24)	(0.21)	(0.17)	(0.08)		—
Net realized gains	(0.12)		(0.60)	(0.05)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.35)		(0.84)	(0.26)	(0.17)	(0.08)		—

Net asset value, end of period/year	$10.94		$11.84	$11.43	$11.76	$10.05		$9.86
Total return	(4.93	)%(F)	12.36%	(0.62)%	18.95%	2.76%		(1.40	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$963		$780	$815	$738	$428		$247
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.63	%(H)	0.57%	0.52%	0.52%	0.61%		3.64	%(H)
Including waiver and/or reimbursement and recapture (I)	0.50	%(H)	0.50%	0.48%	0.47%	0.44	%(C)	0.42	%(H)
Net investment income (loss) to average net assets	1.91	%(H)	1.94%	1.84%	1.88%	2.05	%(C)	2.58	%(H)
Portfolio turnover rate	7	%(F)	15%	20%	6%	2%		4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2045
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.94		$11.45	$11.76	$9.94	$9.78		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.14	0.13	0.14	0.12	(C)	0.11
Net realized and unrealized gain (loss)	(0.78)		1.09	(0.24)	1.80	0.10		(0.33	)(D)
Total investment operations	(0.71)		1.23	(0.11)	1.94	0.22		(0.22)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.16)	(0.13)	(0.12)	(0.06)		—
Net realized gains	(0.14)		(0.58)	(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.29)		(0.74)	(0.20)	(0.12)	(0.06)		—

Net asset value, end of period/year	$10.94		$11.94	$11.45	$11.76	$9.94		$9.78
Total return	(6.25	)%(F)	11.97%	(0.97)%	19.67%	2.28%		(2.20	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,023		$34,278	$34,139	$38,516	$27,305		$6,731
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.40	%(H)	1.29%	1.22%	1.22%	1.32%		5.88	%(H)
Including waiver and/or reimbursement and recapture (I)	1.15	%(H)	1.15%	1.14%	1.13%	1.10	%(C)	1.08	%(H)
Net investment income (loss) to average net assets	1.27	%(H)	1.26%	1.12%	1.25%	1.24	%(C)	1.67	%(H)
Portfolio turnover rate	5	%(F)	15%	15%	6%	2%		3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2045
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.93		$11.18

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	(0.79)		0.64
Total investment operations	(0.70)		0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		—
Net realized gains	(0.14)		—
Total dividends and/or distributions to shareholders	(0.33)		—

Net asset value, end of period	$10.90		$11.93
Total return	(6.20	)%(C)	6.71	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.15	%(E)	1.03%
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.52	%(E)	1.48	%(E)
Portfolio turnover rate	5	%(C)	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2045
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$12.08		$11.59	$11.90	$10.03	$9.82		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.22	0.21	0.21	0.18	(C)	0.15
Net realized and unrealized gain (loss)	(0.79)		1.09	(0.25)	1.82	0.11		(0.33	)(D)
Total investment operations	(0.68)		1.31	(0.04)	2.03	0.29		(0.18)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.24)	(0.20)	(0.16)	(0.08)		—
Net realized gains	(0.14)		(0.58)	(0.07)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.37)		(0.82)	(0.27)	(0.16)	(0.08)		—

Net asset value, end of period/year	$11.03		$12.08	$11.59	$11.90	$10.03		$9.82
Total return	(6.00	)%(F)	12.70%	(0.35)%	20.53%	2.95%		(1.80	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$445		$417	$505	$585	$426		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.75	%(H)	0.64%	0.57%	0.57%	0.67%		5.23	%(H)
Including waiver and/or reimbursement and recapture (I)	0.50	%(H)	0.50%	0.49%	0.48%	0.45	%(C)	0.43	%(H)
Net investment income (loss) to average net assets	1.90	%(H)	1.90%	1.70%	1.87%	1.88	%(C)	2.31	%(H)
Portfolio turnover rate	5	%(F)	15%	15%	6%	2%		3	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2050
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$12.10		$11.52	$11.79	$9.93	$9.77		$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.15	0.13	0.13	0.11	(C)	0.11
Net realized and unrealized gain (loss)	(0.91)		1.09	(0.24)	1.84	0.11		(0.34	)(D)
Total investment operations	(0.84)		1.24	(0.11)	1.97	0.22		(0.23)

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.16)	(0.12)	(0.11)	(0.06)		—
Net realized gains	(0.09)		(0.50)	(0.04)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.66)	(0.16)	(0.11)	(0.06)		—

Net asset value, end of period/year	$11.02		$12.10	$11.52	$11.79	$9.93		$9.77
Total return	(7.18	)%(F)	11.87%	(1.04)%	20.00%	2.31%		(2.30	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,687		$26,865	$26,279	$29,329	$19,435		$5,305
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.48	%(H)	1.36%	1.26%	1.28%	1.47%		7.19	%(H)
Including waiver and/or reimbursement and recapture (I)	1.16	%(H)	1.15%	1.14%	1.13%	1.10	%(C)	1.08	%(H)
Net investment income (loss) to average net assets	1.27	%(H)	1.29%	1.09%	1.17%	1.16	%(C)	1.73	%(H)
Portfolio turnover rate	3	%(F)	13%	13%	3%	0	%(J)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2050
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$12.08		$11.33

Investment operations:
Net investment income (loss) (B)	0.09		0.12
Net realized and unrealized gain (loss)	(0.91)		0.63
Total investment operations	(0.82)		0.75

Dividends and/or distributions to shareholders:
Net investment income	(0.19)		—
Net realized gains	(0.09)		—
Total dividends and/or distributions to shareholders	(0.28)		—

Net asset value, end of period	$10.98		$12.08
Total return	(7.05	)%(C)	6.62	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.24	%(E)	1.10	%(E)
Including waiver and/or reimbursement and recapture (F)	0.91	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.52	%(E)	1.50	%(E)
Portfolio turnover rate	3	%(C)	13%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2050
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$12.24		$11.66	$11.92	$10.02	$9.81		$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.23	0.21	0.20	0.18	(C)	0.15
Net realized and unrealized gain (loss)	(0.91)		1.10	(0.24)	1.85	0.11		(0.34	)(D)
Total investment operations	(0.80)		1.33	(0.03)	2.05	0.29		(0.19)

Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.25)	(0.19)	(0.15)	(0.08)		—
Net realized gains	(0.09)		(0.50)	(0.04)	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.32)		(0.75)	(0.23)	(0.15)	(0.08)		—

Net asset value, end of period/year	$11.12		$12.24	$11.66	$11.92	$10.02		$9.81
Total return	(6.85	)%(F)	12.62%	(0.34)%	20.72%	2.99%		(1.90	)%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$507		$424	$699	$627	$476		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.83	%(H)	0.71%	0.62%	0.63%	0.83%		6.54	%(H)
Including waiver and/or reimbursement and recapture (I)	0.51	%(H)	0.50%	0.49%	0.48%	0.45	%(C)	0.43	%(H)
Net investment income (loss) to average net assets	1.87	%(H)	1.98%	1.75%	1.82%	1.87	%(C)	2.33	%(H)
Portfolio turnover rate	3	%(F)	13%	13%	3%	0	%(J)	4	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(H)	Annualized.
(I)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.24		$10.44	$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.13	0.12	0.02
Net realized and unrealized gain (loss)	(0.83)		1.07	(0.21)	0.59
Total investment operations	(0.76)		1.20	(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.14)	(0.07)	—
Net realized gains	(0.14)		(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.40)	(0.08)	—

Net asset value, end of period/year	$10.20		$11.24	$10.44	$10.61
Total return	(7.12	)%(C)	12.22%	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$274		$295	$262	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	14.41	%(E)	14.43%	11.72%	40.02	%(E)
Including waiver and/or reimbursement and recapture (F)	1.15	%(E)	1.15%	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	1.33	%(E)	1.25%	1.10%	0.54	%(E)
Portfolio turnover rate	8	%(C)	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2055
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.22		$10.51

Investment operations:
Net investment income (loss) (B)	0.09		0.11
Net realized and unrealized gain (loss)	(0.83)		0.60
Total investment operations	(0.74)		0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		—
Net realized gains	(0.14)		—
Total dividends and/or distributions to shareholders	(0.31)		—

Net asset value, end of period	$10.17		$11.22
Total return	(6.96	)%(C)	6.76	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	14.16	%(E)	14.18	%(E)
Including waiver and/or reimbursement and recapture (F)	0.90	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.58	%(E)	1.49	%(E)
Portfolio turnover rate	8	%(C)	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2055
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.29		$10.50	$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.20	0.19	0.04
Net realized and unrealized gain (loss)	(0.83)		1.06	(0.22)	0.60
Total investment operations	(0.72)		1.26	(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.21)	(0.10)	—
Net realized gains	(0.14)		(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.35)		(0.47)	(0.11)	—

Net asset value, end of period/year	$10.22		$11.29	$10.50	$10.64
Total return	(6.81	)%(C)	12.89%	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$321		$323	$270	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	13.76	%(E)	13.78%	11.07%	39.37	%(E)
Including waiver and/or reimbursement and recapture (F)	0.50	%(E)	0.50%	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	1.97	%(E)	1.89%	1.75%	1.19	%(E)
Portfolio turnover rate	8	%(C)	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.24		$10.44	$10.61	$10.00

Investment operations:
Net investment income (loss) (B)	0.07		0.13	0.12	0.02
Net realized and unrealized gain (loss)	(0.84)		1.07	(0.21)	0.59
Total investment operations	(0.77)		1.20	(0.09)	0.61

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.14)	(0.07)	—
Net realized gains	(0.14)		(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.40)	(0.08)	—

Net asset value, end of period/year	$10.19		$11.24	$10.44	$10.61
Total return	(7.15	)%(C)	12.25%	(0.96)%	6.10	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$274		$295	$263	$265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	14.75	%(E)	14.59%	11.74%	39.93	%(E)
Including waiver and/or reimbursement and recapture (F)	1.16	%(E)	1.15%	1.13%	1.06	%(E)
Net investment income (loss) to average net assets	1.33	%(E)	1.24%	1.10%	0.54	%(E)
Portfolio turnover rate	6	%(C)	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica ClearTrack® 2060
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$11.22		$10.51

Investment operations:
Net investment income (loss) (B)	0.08		0.11
Net realized and unrealized gain (loss)	(0.83)		0.60
Total investment operations	(0.75)		0.71

Dividends and/or distributions to shareholders:
Net investment income	(0.17)		—
Net realized gains	(0.14)		—
Total dividends and/or distributions to shareholders	(0.31)		—

Net asset value, end of period	$10.16		$11.22
Total return	(6.99	)%(C)	6.76	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	14.51	%(E)	14.33	%(E)
Including waiver and/or reimbursement and recapture (F)	0.91	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.57	%(E)	1.49	%(E)
Portfolio turnover rate	6	%(C)	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® 2060
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017 (A)
Net asset value, beginning of period/year	$11.29		$10.50	$10.64	$10.00

Investment operations:
Net investment income (loss) (B)	0.11		0.20	0.19	0.04
Net realized and unrealized gain (loss)	(0.83)		1.06	(0.22)	0.60
Total investment operations	(0.72)		1.26	(0.03)	0.64

Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.21)	(0.10)	—
Net realized gains	(0.14)		(0.26)	(0.01)	—
Total dividends and/or distributions to shareholders	(0.35)		(0.47)	(0.11)	—

Net asset value, end of period/year	$10.22		$11.29	$10.50	$10.64
Total return	(6.74	)%(C)	12.92%	(0.37)%	6.40	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$295		$310	$265	$266
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	14.10	%(E)	13.94%	11.09%	39.28	%(E)
Including waiver and/or reimbursement and recapture (F)	0.51	%(E)	0.50%	0.48%	0.41	%(E)
Net investment income (loss) to average net assets	1.97	%(E)	1.89%	1.75%	1.19	%(E)
Portfolio turnover rate	6	%(C)	25%	35%	2	%(C)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R1
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.50		$10.23	$10.63	$10.11	$9.83		$10.00

Investment operations:
Net investment income (loss) (B)	0.09		0.16	0.16	0.14	0.13	(C)	0.11
Net realized and unrealized gain (loss)	(0.08)		0.85	(0.35)	0.50	0.20		(0.28)
Total investment operations	0.01		1.01	(0.19)	0.64	0.33		(0.17)

Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.18)	(0.16)	(0.12)	(0.05)		—
Net realized gains	(0.06)		(0.56)	(0.05)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.74)	(0.21)	(0.12)	(0.05)		—

Net asset value, end of period/year	$10.27		$10.50	$10.23	$10.63	$10.11		$9.83
Total return	0.07	%(E)	10.76%	(1.86)%	6.41%	3.36%		(1.70	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,969		$64,925	$72,493	$98,838	$72,075		$12,186
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.25	%(G)	1.18%	1.13%	1.12%	1.18%		3.66	%(G)
Including waiver and/or reimbursement and recapture (H)	1.13	%(G)	1.12%	1.11%	1.09%	1.07	%(C)	1.08	%(G)
Net investment income (loss) to average net assets	1.69	%(G)	1.61%	1.54%	1.40%	1.30	%(C)	1.76	%(G)
Portfolio turnover rate	7	%(E)	19%	24%	7%	–%		1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

For a share outstanding during the periods indicated:	Transamerica ClearTrack® Retirement Income
	Class R3
	April 30, 2020 (unaudited)		October 31, 2019 (A)
Net asset value, beginning of period	$10.52		$9.83

Investment operations:
Net investment income (loss) (B)	0.10		0.10
Net realized and unrealized gain (loss)	(0.08)		0.59
Total investment operations	0.02		0.69

Dividends and/or distributions to shareholders:
Net investment income	(0.22)		—
Net realized gains	(0.06)		—
Total dividends and/or distributions to shareholders	(0.28)		—

Net asset value, end of period	$10.26		$10.52
Total return	0.14	%(C)	7.02	%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.99	%(E)	0.93	%(E)
Including waiver and/or reimbursement and recapture (F)	0.88	%(E)	0.87	%(E)
Net investment income (loss) to average net assets	1.91	%(E)	1.50	%(E)
Portfolio turnover rate	7	%(C)	19%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(E)	Annualized.
(F)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica ClearTrack® Retirement Income
	Class R6
	April 30, 2020 (unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.62		$10.35	$10.75	$10.20	$9.87		$10.00

Investment operations:
Net investment income (loss) (B)	0.12		0.23	0.23	0.21	0.21	(C)	0.14
Net realized and unrealized gain (loss)	(0.08)		0.86	(0.35)	0.50	0.18		(0.27)
Total investment operations	0.04		1.09	(0.12)	0.71	0.39		(0.13)

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.26)	(0.23)	(0.16)	(0.06)		—
Net realized gains	(0.06)		(0.56)	(0.05)	—	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.31)		(0.82)	(0.28)	(0.16)	(0.06)		—

Net asset value, end of period/year	$10.35		$10.62	$10.35	$10.75	$10.20		$9.87
Total return	0.36	%(E)	11.53%	(1.19)%	7.12%	4.01%		(1.30	)%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$637		$510	$425	$409	$257		$247
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.60	%(G)	0.53%	0.48%	0.47%	0.53%		3.01	%(G)
Including waiver and/or reimbursement and recapture (H)	0.48	%(G)	0.47%	0.46%	0.44%	0.42	%(C)	0.43	%(G)
Net investment income (loss) to average net assets	2.29	%(G)	2.22%	2.15%	1.98%	2.08	%(C)	2.16	%(G)
Portfolio turnover rate	7	%(E)	19%	24%	7%	–%		1	%(E)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs in which the Fund invests.
(G)	Annualized.
(H)	Due to TAM waiving the Underlying ETF fees, waiver and/or reimbursements may be applied under the total operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS

At April 30, 2020

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Class
Transamerica ClearTrack® 2015 (“ClearTrack® 2015”)	R1,R3,R6
Transamerica ClearTrack® 2020 (“ClearTrack® 2020”)	R1,R3,R6
Transamerica ClearTrack® 2025 (“ClearTrack® 2025”)	R1,R3,R6
Transamerica ClearTrack® 2030 (“ClearTrack® 2030”)	R1,R3,R6
Transamerica ClearTrack® 2035 (“ClearTrack® 2035”)	R1,R3,R6
Transamerica ClearTrack® 2040 (“ClearTrack® 2040”)	R1,R3,R6
Transamerica ClearTrack® 2045 (“ClearTrack® 2045”)	R1,R3,R6
Transamerica ClearTrack® 2050 (“ClearTrack® 2050”)	R1,R3,R6
Transamerica ClearTrack® 2055 (“ClearTrack® 2055”)	R1,R3,R6
Transamerica ClearTrack® 2060 (“ClearTrack® 2060”)	R1,R3,R6
Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”)	R1,R3,R6

As of April 30, 2020, the only investors of the Funds are affiliated and eligible retirement plans as defined in the Funds’ current prospectus.

Each Fund, a “fund of funds”, normally invests during its glide path period the majority of its assets in underlying exchange-traded funds that each are managed to track an index by an unaffiliated investment advisers (hereafter referred to as “Underlying ETFs”). The shareholder reports of the Underlying ETFs, including the Schedule of Investments, should be read in conjunction with this report. The Underlying ETFs’ shareholder reports are not covered by this report. ClearTrack® 2020 and ClearTrack® 2025 are each in their Dynamic Rebalancing Period and are not managed strictly according to the glide path period strategy. Instead, the Fund’s sub-adviser employs the Dynamic Risk Management strategy that attempts to limit downside volatility within the applicable Fund during the Dynamic Rebalancing Period. In response to certain levels of negative Fund performance during the Dynamic Rebalancing Period, the sub-adviser may deviate from the standard target allocation in accordance with the glide path by increasing the Fund’s exposure to short-term defensive instruments (“de-risking”), based on a formula that takes into account the Fund’s current Net Asset Value (“NAV”), macroeconomic conditions and the Fund’s underlying volatility.

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

1. ORGANIZATION (continued)

agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the NAV; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statements of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statements of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended April 30, 2020 by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

3. INVESTMENT VALUATION (continued)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2020, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2020, the Funds have not utilized the program.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2020.

Repurchase agreements at April 30, 2020, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as; the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2020, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2020. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$239,850	$—	$—	$—	$239,850
Total Borrowings	$239,850	$—	$—	$—	$239,850

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$91,026	$—	$—	$—	$91,026
Total Borrowings	$91,026	$—	$—	$—	$91,026

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$81,081	$—	$—	$—	$81,081
Total Borrowings	$81,081	$—	$—	$—	$81,081

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$874,107	$—	$—	$—	$874,107
Total Borrowings	$874,107	$—	$—	$—	$874,107

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$362,367	$—	$—	$—	$362,367
Total Borrowings	$362,367	$—	$—	$—	$362,367

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$192,465	$—	$—	$—	$192,465
Total Borrowings	$192,465	$—	$—	$—	$192,465

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$305,856	$—	$—	$—	$305,856
Total Borrowings	$305,856	$—	$—	$—	$305,856

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$261,360	$—	$—	$—	$261,360
Total Borrowings	$261,360	$—	$—	$—	$261,360

ClearTrack® 2055
Securities Lending Transactions
Exchange-Traded Funds	$6,696	$—	$—	$—	$6,696
Total Borrowings	$6,696	$—	$—	$—	$6,696

ClearTrack® 2060
Securities Lending Transactions
Exchange-Traded Funds	$3,492	$—	$—	$—	$3,492
Total Borrowings	$3,492	$—	$—	$—	$3,492

5. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Market risk: The market prices of a Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by a Fund fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a Fund’s exposure to the risks described in the Fund’s prospectus will likely increase. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

5. RISK FACTORS (continued)

Recent events risk: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds. The Funds do pay non-interested persons (independent trustees), as disclosed in Trustee, CCO and deferred compensation fees within the Statements of Operations.

The Underlying ETFs have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2.5 billion	0.38%
Over $2.5 billion up to $4 billion	0.37
Over $4 billion	0.36

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in the Underlying ETFs, but excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2021
Class R3	0.95	March 1, 2021
Class R6	0.55	March 1, 2021

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2020 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time may waive and/or reimburse expenses of the Funds, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the years ended October 31, 2017, October 31, 2018, October 31, 2019 and the period ended April 30, 2020, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available
Fund	2017	2018	2019	2020	Total
ClearTrack® 2015
Class R1	$11,097	$49,944	$75,946	$45,670	$182,657
Class R3 (A)	—	—	8	14	22
Class R6	83	479	740	556	1,858
ClearTrack® 2020
Class R1	6,634	44,459	70,079	48,082	169,254
Class R3 (A)	—	—	4	11	15
Class R6	56	434	770	466	1,726
ClearTrack® 2025
Class R1	4,402	29,328	49,561	40,549	123,840
Class R3 (A)	—	—	1	7	8
Class R6	—	306	929	951	2,186
ClearTrack® 2030
Class R1	7,694	37,701	54,646	34,628	134,669
Class R3 (A)	—	—	2	8	10
Class R6	22	217	363	308	910
ClearTrack® 2035
Class R1	6,906	37,414	54,311	32,683	131,314
Class R3 (A)	—	—	2	7	9
Class R6	48	272	464	362	1,146
ClearTrack® 2040
Class R1	10,247	38,451	56,202	34,846	139,746
Class R3 (A)	—	—	3	8	11
Class R6	116	529	856	608	2,109
ClearTrack® 2045
Class R1	11,081	40,470	67,908	41,737	161,196
Class R3 (A)	—	—	9	13	22
Class R6	162	636	888	551	2,237
ClearTrack® 2050
Class R1	13,865	46,296	73,719	42,903	176,783
Class R3 (A)	—	—	14	17	31
Class R6	276	1,112	1,579	746	3,713
ClearTrack® 2055 (B)
Class R1	7,876	44,707	45,167	19,206	116,956
Class R3 (A)	—	—	910	696	1,606
Class R6	7,117	45,066	48,125	21,475	121,783

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2017	2018	2019	2020	Total
ClearTrack® 2060 (B)
Class R1	$7,621	$44,755	$45,761	$19,700	$117,837
Class R3 (A)	—	—	921	714	1,635
Class R6	7,226	45,017	47,523	20,939	120,705
ClearTrack® Retirement Income
Class R1	12,349	45,469	61,086	37,372	156,276
Class R3 (A)	—	—	2	8	10
Class R6	45	229	446	357	1,077

(A)	Class commenced operations on March 1, 2019.
(B)	Fund commenced operations on July 7, 2017.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2020, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2015	$1,362	$204
ClearTrack® 2020	1,836	259
ClearTrack® 2025	2,709	392
ClearTrack® 2030	2,092	314
ClearTrack® 2035	2,131	316
ClearTrack® 2040	1,903	277
ClearTrack® 2045	1,251	179
ClearTrack® 2050	1,001	147
ClearTrack® 2055	23	4
ClearTrack® 2060	23	4
ClearTrack® Retirement Income	2,339	357

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2020, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2020.

Transamerica Funds	Semi-Annual Report 2020

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2020

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2020, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack® 2015	$2,287,361	$5,964,692
ClearTrack® 2020	1,622,498	46,207,818
ClearTrack® 2025	5,915,236	69,160,380
ClearTrack® 2030	5,822,307	8,611,496
ClearTrack® 2035	4,712,538	6,453,642
ClearTrack® 2040	3,673,048	6,258,141
ClearTrack® 2045	1,674,025	3,589,301
ClearTrack® 2050	850,140	944,677
ClearTrack® 2055	62,525	50,223
ClearTrack® 2060	37,774	38,216
ClearTrack® Retirement Income	4,206,457	10,351,992

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2020, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
ClearTrack® 2015	$31,023,124	$3,366,162	$(117,568)	$3,248,594
ClearTrack® 2020	41,479,494	370,735	(4,707)	366,028
ClearTrack® 2025	63,578,863	652,829	(4,554)	648,275
ClearTrack® 2030	47,814,967	6,086,977	(326,924)	5,760,053
ClearTrack® 2035	47,170,327	6,824,838	(165,588)	6,659,250
ClearTrack® 2040	41,517,710	6,156,748	(348,138)	5,808,610
ClearTrack® 2045	26,702,226	4,259,644	(153,983)	4,105,661
ClearTrack® 2050	22,180,717	3,509,128	(176,851)	3,332,277
ClearTrack® 2055	613,377	36,915	(32,765)	4,150
ClearTrack® 2060	584,732	37,913	(32,782)	5,131
ClearTrack® Retirement Income	55,079,758	3,925,134	(306,019)	3,619,115

9. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 11-12, 2020 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Funds	Semi-Annual Report 2020

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2020

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2020

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

256612 04/20

© 2020 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half- year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 2, 2020

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	July 2, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer